UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07988

LORD ABBETT INVESTMENT TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, New Jersey 07302-3973

(Address of principal executive offices) (Zip code)

Lawrence B. Stoller, Esq.

Vice President, Secretary, and Chief Legal Officer

90 Hudson Street, Jersey City, New Jersey 07302-3973

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 11/30

Date of reporting period: 5/31/2023

Item 1:	Report(s) to Shareholders.

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Convertible Fund	Income Fund
Core Fixed Income Fund	Inflation Focused Fund
Core Plus Bond Fund	Short Duration Core Bond Fund
Corporate Bond Fund	Short Duration Income Fund
Floating Rate Fund	Total Return Fund
High Yield Fund	Ultra Short Bond Fund

For the six-month period ended May 31, 2023

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

Schedules of Investments:

27	Convertible Fund

32	Core Fixed Income Fund

53	Core Plus Bond Fund

83	Corporate Bond Fund

92	Floating Rate Fund

122	High Yield Fund

150	Income Fund

167	Inflation Focused Fund

203	Short Duration Core Bond Fund

229	Short Duration Income Fund

285	Total Return Fund

308	Ultra Short Bond Fund

326	Statements of Assets and Liabilities

334	Statements of Operations

340	Statements of Changes in Net Assets

348	Financial Highlights

398	Notes to Financial Statements

452	Supplemental Information to Shareholders

Lord Abbett Investment Trust

Lord Abbett Convertible Fund, Lord Abbett Core Fixed Income Fund, Lord Abbett Core Plus Bond Fund, Lord Abbett Corporate Bond Fund, Lord Abbett Floating Rate Fund, Lord Abbett High Yield Fund, Lord Abbett Income Fund, Lord Abbett Inflation Focused Fund, Lord Abbett Short Duration Core Bond Fund, Lord Abbett Short Duration Income Fund, Lord Abbett Total Return Fund, and Lord Abbett Ultra Short Bond Fund
Semiannual Report

For the six-month period ended May 31, 2023

From left to right: James L.L. Tullis, Independent Chair of the Lord Abbett Funds and Douglas B. Sieg, Trustee, President and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Investment Trust for the six-month period ended May 31, 2023. For additional information about the Funds, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Funds portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Trustee, President and Chief Executive Officer

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2022 through May 31, 2023).

Actual Expenses

For each class of each Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 12/1/22 – 5/31/23” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Convertible Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/22	5/31/23	12/1/22 – 5/31/23
Class A
Actual	$1,000.00	$975.60	$5.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.40	$5.59
Class C
Actual	$1,000.00	$972.10	$8.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.26	$8.75
Class F
Actual	$1,000.00	$976.00	$4.98
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.90	$5.09
Class F3
Actual	$1,000.00	$976.20	$3.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.89	$4.08
Class I
Actual	$1,000.00	$976.10	$4.48
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.39	$4.58
Class P
Actual	$1,000.00	$973.50	$6.69
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.15	$6.84
Class R2
Actual	$1,000.00	$973.50	$7.43
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.40	$7.59
Class R3
Actual	$1,000.00	$974.00	$6.94
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.90	$7.09
Class R4
Actual	$1,000.00	$975.40	$5.71
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.15	$5.84
Class R5
Actual	$1,000.00	$976.10	$4.48
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.39	$4.58
Class R6
Actual	$1,000.00	$977.00	$3.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.89	$4.08

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.11% for Class A, 1.74% for Class C, 1.01% for Class F, 0.81% for Class F3, 0.91% for Class I, 1.36% for Class P, 1.51% for Class R2, 1.41% for Class R3, 1.16% for Class R4, 0.91% for Class R5 and 0.81% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2023

Sector*	%**
Basic Materials	0.59%
Communications	27.29%
Consumer Cyclical	4.39%
Consumer Non-cyclical	29.32%
Energy	2.85%
Financial	3.53%
Sector*	%**
Industrial	6.39%
Technology	17.02%
Utilities	5.40%
Repurchase Agreements	3.22%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments, which excludes derivatives.

Core Fixed Income Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/22	5/31/23	12/1/22 – 5/31/23
Class A
Actual	$1,000.00	$1,018.70	$2.77
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.19	$2.77
Class C
Actual	$1,000.00	$1,015.60	$5.83
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.15	$5.84
Class F
Actual	$1,000.00	$1,019.20	$2.27
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.69	$2.27
Class F3
Actual	$1,000.00	$1,020.00	$1.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.44	$1.51
Class I
Actual	$1,000.00	$1,021.00	$1.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.39	$1.56
Class R2
Actual	$1,000.00	$1,016.70	$4.78
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.19	$4.78
Class R3
Actual	$1,000.00	$1,017.20	$4.27
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.69	$4.28
Class R4
Actual	$1,000.00	$1,018.50	$3.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.94	$3.02
Class R5
Actual	$1,000.00	$1,019.80	$1.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.19	$1.77
Class R6
Actual	$1,000.00	$1,021.10	$1.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.44	$1.51

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.55% for Class A, 1.16% for Class C, 0.45% for Class F, 0.30% for Class F3, 0.31% for Class I, 0.95% for Class R2, 0.85% for Class R3, 0.60% for Class R4, 0.35% for Class R5 and 0.30% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2023

Sector*	%**
Asset-Backed Securities	11.51%
Basic Materials	0.48%
Communications	2.26%
Consumer Cyclical	1.72%
Consumer Non-cyclical	5.85%
Energy	3.32%
Financial	14.46%
Foreign Government	2.96%
Sector*	%**
Industrial	0.59%
Mortgage-Backed Securities	32.46%
Technology	0.99%
U.S. Government	17.11%
Utilities	4.48%
Repurchase Agreements	1.80%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments, which excludes derivatives.

Core Plus Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/22	5/31/23	12/1/22 – 5/31/23
Class A
Actual	$1,000.00	$1,019.00	$3.12
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.84	$3.13
Class C
Actual	$1,000.00	$1,016.50	$6.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.60	$6.39
Class F
Actual	$1,000.00	$1,019.50	$2.62
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.34	$2.62
Class F3*
Actual	$1,000.00	$1,020.20	$1.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.04	$1.92
Class I
Actual	$1,000.00	$1,020.00	$2.12
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.84	$2.12
Class R3
Actual	$1,000.00	$1,018.30	$4.58
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.39	$4.58
Class R4
Actual	$1,000.00	$1,019.50	$3.37
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.59	$3.38
Class R5
Actual	$1,000.00	$1,020.80	$1.96
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.99	$1.97
Class R6*
Actual	$1,000.00	$1,021.00	$1.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.04	$1.92

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.62% for Class A, 1.27% for Class C, 0.52% for Class F, 0.38% for Class F3, 0.42% for Class I, 0.91% for Class R3, 0.67% for Class R4, 0.39% for Class R5 and 0.38% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).
*	The annualized expenses have been updated to 0.40% for Classes F3 and R6. Had these updated expense ratios been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class F3	$2.01	$2.02
Class R6	$2.02	$2.02

Portfolio Holdings Presented by Sector

May 31, 2023

Sector*	%**
Asset-Backed Securities	11.96%
Basic Materials	1.59%
Communications	3.27%
Consumer Cyclical	3.12%
Consumer Non-cyclical	7.30%
Energy	5.66%
Financial	15.98%
Foreign Government	3.28%
Sector*	%**
Industrial	2.37%
Mortgage-Backed Securities	26.03%
Technology	1.96%
U.S. Government	9.74%
Utilities	5.30%
Repurchase Agreement	2.44%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments, which excludes derivatives.

Corporate Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/22	5/31/23	12/1/22 – 5/31/23
Class A
Actual	$1,000.00	$1,021.10	$3.43
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.54	$3.43
Class C
Actual	$1,000.00	$1,018.10	$6.49
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.50	$6.49
Class F
Actual	$1,000.00	$1,021.60	$2.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.04	$2.92
Class F3*
Actual	$1,000.00	$1,022.40	$2.12
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.84	$2.12
Class I
Actual	$1,000.00	$1,022.10	$2.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.54	$2.42
Class R2
Actual	$1,000.00	$1,019.00	$5.44
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.55	$5.44
Class R3
Actual	$1,000.00	$1,019.60	$4.93
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.04	$4.94
Class R4
Actual	$1,000.00	$1,020.80	$3.68
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.29	$3.68
Class R5
Actual	$1,000.00	$1,023.30	$2.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.54	$2.42
Class R6*
Actual	$1,000.00	$1,022.40	$2.12
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.84	$2.12

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.68% for Class A, 1.29% for Class C, 0.58% for Class F, 0.42% for Class F3, 0.48% for Class I, 1.08% for Class R2, 0.98% for Class R3, 0.73% for Class R4, 0.48% for Class R5 and 0.42% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).
*	The annualized expenses have been updated to 0.38% for Classes F3 and R6. Had these updated expense ratios been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class F3	$1.92	$1.92
Class R6	$1.92	$1.92

Portfolio Holdings Presented by Sector

May 31, 2023

Sector*	%**
Basic Materials	0.40%
Communications	4.62%
Consumer Cyclical	4.18%
Consumer Non-cyclical	14.30%
Energy	8.89%
Financial	39.22%
Sector*	%**
Industrial	3.08%
Technology	4.84%
U.S. Government	3.37%
Utilities	16.45%
Repurchase Agreement	0.65%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments, which excludes derivatives.

Floating Rate Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/22	5/31/23	12/1/22 – 5/31/23
Class A
Actual	$1,000.00	$1,038.60	$4.17
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.84	$4.13
Class C
Actual	$1,000.00	$1,036.70	$7.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.65	$7.34
Class F
Actual	$1,000.00	$1,040.50	$3.61
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.39	$3.58
Class F3
Actual	$1,000.00	$1,041.40	$2.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.24	$2.72
Class I
Actual	$1,000.00	$1,041.00	$3.10
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.89	$3.07
Class R2
Actual	$1,000.00	$1,036.60	$6.14
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.90	$6.09
Class R3
Actual	$1,000.00	$1,038.40	$5.69
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.35	$5.64
Class R4
Actual	$1,000.00	$1,038.40	$4.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.59	$4.38
Class R5
Actual	$1,000.00	$1,041.00	$3.15
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.84	$3.13
Class R6
Actual	$1,000.00	$1,040.10	$2.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.24	$2.72

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.82% for Class A, 1.46% for Class C, 0.71% for Class F, 0.54% for Class F3, 0.61% for Class I, 1.21% for Class R2, 1.12% for Class R3, 0.87% for Class R4, 0.62% for Class R5 and 0.54% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2023

Sector*	%**
Asset-Backed Securities	0.60%
Basic Materials	2.55%
Communications	8.39%
Consumer Cyclical	17.38%
Consumer Non-cyclical	14.42%
Diversified	0.11%
Energy	4.83%
Financial	9.52%
Sector*	%**
Industrial	14.22%
Technology	16.30%
Utilities	1.76%
Repurchase Agreements	8.81%
Money Market Funds(a)	1.00%
Time Deposits(a)	0.11%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments, which excludes derivatives.
(a)	Securities were purchased with the cash collateral from loaned securities.

High Yield Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/22	5/31/23	12/1/22 – 5/31/23
Class A
Actual	$1,000.00	$1,013.10	$4.62
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.34	$4.63
Class C
Actual	$1,000.00	$1,009.90	$7.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.25	$7.75
Class F
Actual	$1,000.00	$1,013.60	$4.12
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.84	$4.13
Class F3
Actual	$1,000.00	$1,014.70	$3.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.89	$3.07
Class I
Actual	$1,000.00	$1,014.20	$3.62
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.34	$3.63
Class R2
Actual	$1,000.00	$1,011.20	$6.62
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.35	$6.64
Class R3
Actual	$1,000.00	$1,011.70	$6.12
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.85	$6.14
Class R4
Actual	$1,000.00	$1,012.80	$4.87
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.09	$4.89
Class R5
Actual	$1,000.00	$1,015.80	$3.62
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.34	$3.63
Class R6
Actual	$1,000.00	$1,014.70	$3.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.89	$3.07

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.92% for Class A, 1.54% for Class C, 0.82% for Class F, 0.61% for Class F3, 0.72% for Class I, 1.32% for Class R2, 1.22% for Class R3, 0.97% for Class R4, 0.72% for Class R5 and 0.61% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2023

Sector*	%**
Basic Materials	6.09%
Communications	7.28%
Consumer Cyclical	25.28%
Consumer Non-cyclical	16.40%
Diversified	0.35%
Energy	16.60%
Financial	5.34%
Sector*	%**
Foreign Government	0.10%
Industrial	13.78%
Mortgage-Backed Securities	0.43%
Technology	3.71%
Utilities	4.40%
Repurchase Agreement	0.24%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments, which excludes derivatives.

Income Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/22	5/31/23	12/1/22 – 5/31/23
Class A
Actual	$1,000.00	$1,028.00	$3.74
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.24	$3.73
Class C
Actual	$1,000.00	$1,024.90	$6.82
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.20	$6.79
Class F
Actual	$1,000.00	$1,028.50	$3.24
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.74	$3.23
Class F3
Actual	$1,000.00	$1,029.40	$2.33
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.64	$2.32
Class I
Actual	$1,000.00	$1,029.00	$2.68
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.29	$2.67
Class R2
Actual	$1,000.00	$1,021.70	$5.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.25	$5.74
Class R3
Actual	$1,000.00	$1,026.40	$5.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.75	$5.24
Class R4
Actual	$1,000.00	$1,027.70	$3.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.99	$3.98
Class R5
Actual	$1,000.00	$1,029.00	$2.73
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.24	$2.72
Class R6
Actual	$1,000.00	$1,029.40	$2.33
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.64	$2.32

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.74% for Class A, 1.35% for Class C, 0.64% for Class F, 0.46% for Class F3, 0.53% for Class I, 1.14% for Class R2, 1.04% for Class R3, 0.79% for Class R4, 0.54% for Class R5 and 0.46% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2023

Sector*	%**
Asset-Backed Securities	6.00%
Basic Materials	1.17%
Communications	5.13%
Consumer Cyclical	3.37%
Consumer Non-cyclical	16.79%
Energy	12.56%
Financial	26.86%
Foreign Government	0.04%
Sector*	%**
Industrial	3.23%
Mortgage-Backed Securities	1.20%
Technology	4.54%
U.S. Government	4.22%
Utilities	13.27%
Repurchase Agreements	1.62%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments, which excludes derivatives.

Inflation Focused Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/22	5/31/23	12/1/22 – 5/31/23
Class A
Actual	$1,000.00	$1,010.50	$3.71
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.24	$3.73
Class C
Actual	$1,000.00	$1,006.10	$7.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.70	$7.29
Class F
Actual	$1,000.00	$1,011.00	$3.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.74	$3.23
Class F3
Actual	$1,000.00	$1,012.00	$2.26
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.69	$2.27
Class I
Actual	$1,000.00	$1,010.70	$2.71
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.24	$2.72
Class R2
Actual	$1,000.00	$1,008.50	$5.71
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.25	$5.74
Class R3
Actual	$1,000.00	$1,009.00	$5.16
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.80	$5.19
Class R4
Actual	$1,000.00	$1,009.40	$3.96
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.99	$3.98
Class R5
Actual	$1,000.00	$1,010.70	$2.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.39	$2.57
Class R6
Actual	$1,000.00	$1,012.00	$2.26
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.69	$2.27

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.74% for Class A, 1.45% for Class C, 0.64% for Class F, 0.45% for Class F3, 0.54% for Class I, 1.14% for Class R2, 1.03% for Class R3, 0.79% for Class R4, 0.51% for Class R5 and 0.45% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2023

Sector*	%**
Asset-Backed Securities	26.62%
Basic Materials	2.43%
Communications	2.02%
Consumer Cyclical	3.56%
Consumer Non-cyclical	4.97%
Energy	6.73%
Financial	31.40%
Sector*	%**
Industrial	0.55%
Mortgage-Backed Securities	13.15%
Technology	1.48%
U.S. Government	1.10%
Utilities	5.39%
Repurchase Agreements	0.60%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments, which excludes derivatives.

Short Duration Core Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/22	5/31/23	12/1/22 – 5/31/23
Class A
Actual	$1,000.00	$1,022.20	$3.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.94	$3.02
Class C
Actual	$1,000.00	$1,020.10	$6.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.75	$6.24
Class F
Actual	$1,000.00	$1,023.80	$2.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.44	$2.52
Class F3*
Actual	$1,000.00	$1,024.70	$1.62
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.34	$1.61
Class I
Actual	$1,000.00	$1,024.30	$2.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.94	$2.02
Class R3
Actual	$1,000.00	$1,021.80	$4.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.44	$4.53
Class R4
Actual	$1,000.00	$1,023.00	$3.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.69	$3.28
Class R5
Actual	$1,000.00	$1,024.30	$2.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.94	$2.02
Class R6*
Actual	$1,000.00	$1,024.70	$1.62
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.34	$1.61

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.60% for Class A, 1.24% for Class C, 0.50% for Class F, 0.32% for Class F3, 0.40% for Class I, 0.90% for Class R3, 0.65% for Class R4, 0.40% for Class R5 and 0.32% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).
*	The annualized expenses have been updated to 0.30% for Classes F3 and R6. Had these updated expense ratios been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class F3	$1.51	$1.51
Class R6	$1.51	$1.51

Portfolio Holdings Presented by Sector

May 31, 2023

Sector*	%**
Asset-Backed Securities	16.89%
Basic Materials	2.63%
Communications	2.92%
Consumer Cyclical	4.36%
Consumer Non-cyclical	7.36%
Energy	4.75%
Financial	34.68%
Foreign Government	1.05%
Industrial	2.05%
Sector*	%**
Mortgage-Backed Securities	6.48%
Municipal Bonds	0.02%
Technology	1.73%
U.S. Government	4.35%
Utilities	9.54%
Repurchase Agreements	1.19%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments, which excludes derivatives.

Short Duration Income Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/22	5/31/23	12/1/22 – 5/31/23
Class A
Actual	$1,000.00	$1,021.40	$2.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.99	$2.97
Class C
Actual	$1,000.00	$1,018.30	$6.09
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.90	$6.09
Class F
Actual	$1,000.00	$1,024.60	$2.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.49	$2.47
Class F3
Actual	$1,000.00	$1,022.80	$1.61
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.34	$1.61
Class I
Actual	$1,000.00	$1,022.50	$1.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.99	$1.97
Class R2
Actual	$1,000.00	$1,019.40	$4.98
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.00	$4.99
Class R3
Actual	$1,000.00	$1,019.90	$4.48
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.49	$4.48
Class R4
Actual	$1,000.00	$1,021.20	$3.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.74	$3.23
Class R5
Actual	$1,000.00	$1,022.40	$1.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.99	$1.97
Class R6
Actual	$1,000.00	$1,022.80	$1.61
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.34	$1.61

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.59% for Class A, 1.21% for Class C, 0.49% for Class F, 0.32% for Class F3, 0.39% for Class I, 0.99% for Class R2, 0.89% for Class R3, 0.64% for Class R4, 0.39% for Class R5 and 0.32% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2023

Sector*	%**
Asset-Backed Securities	24.05%
Basic Materials	2.41%
Communications	2.67%
Consumer Cyclical	3.99%
Consumer Non-cyclical	6.12%
Energy	5.47%
Financial	27.94%
Sector*	%**
U.S. Government	4.75%
Industrial	1.19%
Mortgage-Backed Securities	14.22%
Technology	1.87%
Utilities	4.93%
Repurchase Agreements	0.39%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments, which excludes derivatives.

Total Return Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/22	5/31/23	12/1/22 – 5/31/23
Class A
Actual	$1,000.00	$1,020.40	$3.32
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.64	$3.33
Class C
Actual	$1,000.00	$1,018.50	$6.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.60	$6.39
Class F
Actual	$1,000.00	$1,020.90	$2.82
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.14	$2.82
Class F3
Actual	$1,000.00	$1,022.00	$1.81
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.14	$1.82
Class I
Actual	$1,000.00	$1,021.60	$2.12
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.84	$2.12
Class P
Actual	$1,000.00	$1,020.30	$4.58
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.39	$4.58
Class R2
Actual	$1,000.00	$1,018.40	$5.33
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.65	$5.34
Class R3
Actual	$1,000.00	$1,018.90	$4.83
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.14	$4.84
Class R4
Actual	$1,000.00	$1,020.20	$3.58
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.39	$3.58
Class R5
Actual	$1,000.00	$1,022.60	$2.32
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.64	$2.32
Class R6
Actual	$1,000.00	$1,021.90	$1.81
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.14	$1.82

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.66% for Class A, 1.27% for Class C, 0.56% for Class F, 0.36% for Class F3, 0.42% for Class I, 0.91% for Class P, 1.06% for Class R2, 0.96% for Class R3, 0.71% for Class R4, 0.46% for Class R5 and 0.36% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2023

Sector*	%**
Asset-Backed Securities	12.30%
Basic Materials	1.20%
Communications	3.10%
Consumer Cyclical	2.59%
Consumer Non-cyclical	5.87%
Energy	4.33%
Financial	15.89%
Foreign Government	2.37%
Sector*	%**
Industrial	1.68%
Mortgage-Backed Securities	32.47%
Technology	1.14%
U.S. Government	10.57%
Utilities	4.35%
Repurchase Agreements	2.14%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments, which excludes derivatives.

Ultra Short Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/22	5/31/23	12/1/22 – 5/31/23
Class A
Actual	$1,000.00	$1,026.20	$2.22
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.74	$2.22
Class A1
Actual	$1,000.00	$1,026.70	$2.73
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.24	$2.72
Class F
Actual	$1,000.00	$1,026.40	$1.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.99	$1.97
Class F3
Actual	$1,000.00	$1,027.20	$1.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.73	$1.21
Class I
Actual	$1,000.00	$1,026.90	$1.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.49	$1.46
Class R5
Actual	$1,000.00	$1,027.00	$1.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.49	$1.46
Class R6
Actual	$1,000.00	$1,027.20	$1.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.73	$1.21

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.44% for Class A, 0.54% for Class A1, 0.39% for Class F, 0.24% for Class F3, 0.29% for Class I, 0.29% for Class R5 and 0.24% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2023

Sector*	%**
Asset-Backed Securities	24.88%
Basic Materials	2.84%
Communications	3.35%
Consumer Cyclical	5.27%
Consumer Discretionary	0.70%
Consumer Non-cyclical	8.53%
Energy	3.02%
Financial	36.40%
Sector*	%**
Industrial	1.02%
Mortgage-Backed Securities	4.29%
Technology	1.02%
U .S. Government	4.69%
Utilities	3.69%
Repurchase Agreements	0.30%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments, which excludes derivatives.

Schedule of Investments (unaudited)

CONVERTIBLE FUND May 31, 2023

Investments			Shares		Fair Value
LONG-TERM INVESTMENTS 96.65%

COMMON STOCKS 0.25%

Information Technology Services
Shopify, Inc. Class A (Canada)*(a) (cost $1,717,397)				29,895	$1,709,695

	Interest Rate	Maturity Date	Principal Amount

CONVERTIBLE BONDS 88.12%

Aerospace/Defense 0.91%
Safran SA(b)	0.875%	5/15/2027	EUR	4,082,400	6,306,715

Biotechnology 3.47%
Apellis Pharmaceuticals, Inc.	3.50%	9/15/2026		$2,740,000	6,193,770
Insmed, Inc.	0.75%	6/1/2028		9,935,000	8,022,512
Sarepta Therapeutics, Inc.†	1.25%	9/15/2027		8,600,000	9,868,500
Total					24,084,782

Building Materials 0.82%
Sika AG(b)	0.15%	6/5/2025	CHF	3,920,000	5,679,750

Chemicals 0.59%
Danimer Scientific, Inc.†	3.25%	12/15/2026		$9,305,000	4,105,831

Commercial Services 6.28%
Block, Inc.	Zero Coupon	5/1/2026		15,675,000	13,033,763
Block, Inc.	0.125%	3/1/2025		7,310,000	6,780,025
Euronet Worldwide, Inc.	0.75%	3/15/2049		5,510,000	5,325,937
FTI Consulting, Inc.	2.00%	8/15/2023		4,060,000	7,557,690
Shift4 Payments, Inc.	Zero Coupon	12/15/2025		10,450,000	10,988,175
Total					43,685,590

Computers 5.26%
KBR, Inc.	2.50%	11/1/2023		3,560,000	8,287,680
Western Digital Corp.	1.50%	2/1/2024		29,070,000	28,256,040
Total					36,543,720

Electric 2.27%
CMS Energy Corp.†	3.375%	5/1/2028		5,100,000	5,089,800
Duke Energy Corp.†	4.125%	4/15/2026		5,325,000	5,285,063
Southern Co.†	3.875%	12/15/2025		5,335,000	5,401,687
Total					15,776,550

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Energy-Alternate Sources 0.88%
Green Plains, Inc.	2.25%	3/15/2027	$5,286,000	$6,147,618

Entertainment 1.03%
Marriott Vacations Worldwide Corp.†	3.25%	12/15/2027	7,530,000	7,164,795

Food 1.93%
Chefs’ Warehouse, Inc.†	2.375%	12/15/2028	6,560,000	6,517,335
Post Holdings, Inc.†	2.50%	8/15/2027	6,765,000	6,884,741
Total				13,402,076

Health Care-Products 6.35%
Exact Sciences Corp.†	2.00%	3/1/2030	7,265,000	9,150,268
Glaukos Corp.	2.75%	6/15/2027	5,834,000	7,821,206
Insulet Corp.	0.375%	9/1/2026	7,350,000	9,797,550
Lantheus Holdings, Inc.†	2.625%	12/15/2027	4,865,000	6,494,775
Natera, Inc.	2.25%	5/1/2027	4,370,000	6,183,550
TransMedics Group, Inc.†	1.50%	6/1/2028	4,458,000	4,683,575
Total				44,130,924

Internet 24.18%
Airbnb, Inc.	Zero Coupon	3/15/2026	15,375,000	13,353,188
Booking Holdings, Inc.	0.75%	5/1/2025	8,240,000	11,721,469
Farfetch Ltd. (United Kingdom)(a)	3.75%	5/1/2027	7,545,000	5,847,375
Fiverr International Ltd. (Israel)(a)	Zero Coupon	11/1/2025	12,655,000	10,740,095
MercadoLibre, Inc. (Uruguay)(a)	2.00%	8/15/2028	3,120,000	8,891,739
Okta, Inc.	0.125%	9/1/2025	30,320,000	28,015,680
Palo Alto Networks, Inc.	0.375%	6/1/2025	11,120,000	23,980,280
Sea Ltd. (Singapore)(a)	0.25%	9/15/2026	19,839,000	15,970,395
Sea Ltd. (Singapore)(a)	2.375%	12/1/2025	4,140,000	4,249,710
Shopify, Inc. (Canada)(a)	0.125%	11/1/2025	28,055,000	25,361,720
Uber Technologies, Inc.	Zero Coupon	12/15/2025	22,145,000	19,973,706
Total				168,105,357

Leisure Time 1.57%
Royal Caribbean Cruises Ltd.†	6.00%	8/15/2025	6,090,000	10,910,235

Lodging 0.77%
Wynn Macau Ltd. (Macau)†(a)	4.50%	3/7/2029	5,200,000	5,346,484

Miscellaneous Manufacturing 0.78%
Axon Enterprise, Inc.†	0.50%	12/15/2027	5,075,000	5,435,325

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Oil & Gas 1.96%
Nabors Industries, Inc.†	1.75%	6/15/2029		$5,395,000	$3,816,963
Pioneer Natural Resources Co.	0.25%	5/15/2025		3,245,000	6,786,917
Transocean, Inc.†	4.625%	9/30/2029		1,600,000	3,036,960
Total					13,640,840

Pharmaceuticals 9.67%
Canopy Growth Corp.†(b)	4.25%	7/15/2023	CAD	60,650,000	42,946,455
Cytokinetics, Inc.†	3.50%	7/1/2027		$4,125,000	4,163,672
Dexcom, Inc.†	0.375%	5/15/2028		6,375,000	6,359,062
Dexcom, Inc.	0.75%	12/1/2023		3,845,000	10,969,785
Neurocrine Biosciences, Inc.	2.25%	5/15/2024		2,300,000	2,795,650
Total					67,234,624

REITS 1.18%
HAT Holdings I LLC/HAT Holdings II LLC†	Zero Coupon	5/1/2025		8,753,000	8,211,189

Retail 1.02%
Cheesecake Factory, Inc.	0.375%	6/15/2026		8,500,000	7,065,625

Semiconductors 2.26%
Impinj, Inc.	1.125%	5/15/2027		3,325,000	3,892,245
ON Semiconductor Corp.†	0.50%	3/1/2029		11,210,000	11,841,123
Total					15,733,368

Software 9.47%
Alteryx, Inc.	1.00%	8/1/2026		17,345,000	14,613,163
Bentley Systems, Inc.	0.125%	1/15/2026		18,620,000	18,539,434
Bilibili, Inc. (China)(a)	1.25%	6/15/2027		3,910,000	3,929,550
Cerence, Inc.	3.00%	6/1/2025		7,580,000	7,993,555
HubSpot, Inc.	0.375%	6/1/2025		6,840,000	12,729,240
MongoDB, Inc.	0.25%	1/15/2026		5,320,000	8,021,230
Total					65,826,172

Telecommunications 2.82%
GDS Holdings Ltd. (China)(a)	2.00%	6/1/2025		19,780,000	19,621,760

Transportation 2.65%
CryoPort, Inc.†	0.75%	12/1/2026		13,180,000	10,445,150
ZTO Express Cayman, Inc. (China)†(a)	1.50%	9/1/2027		7,955,000	7,958,978
Total					18,404,128
Total Convertible Bonds (cost $616,686,516)					612,563,458

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2023

Investments	Dividend Rate	Shares	Fair Value
CONVERTIBLE PREFERRED STOCKS 6.75%

Commercial Banks 2.35%
Bank of America Corp.	7.25%	14,010	$16,286,625

Electric: Utilities 1.59%
NextEra Energy, Inc.	6.219%	230,540	11,057,851

Health Care Equipment & Supplies 1.58%
Boston Scientific Corp.	5.50%	89,450	10,998,064

Metals & Mining 1.23%
RBC Bearings, Inc.	5.00%	85,455	8,546,364
Total Convertible Preferred Stocks (cost $48,440,024)			46,888,904

PREFERRED STOCKS 1.53%

Electric: Utilities
PG&E Corp. (cost $10,733,504)	5.50%	72,380	10,657,956
Total Long-Term Investments (cost $677,577,441)			671,820,013

		Principal Amount

SHORT-TERM INVESTMENTS 3.22%

REPURCHASE AGREEMENTS 3.22%
Repurchase Agreement dated 5/31/2023, 2.600% due 6/1/2023 with Fixed Income Clearing Corp. collateralized by $25,159,900 of U.S. Treasury Note at 0.500% due 2/28/2026; value: $22,818,850; proceeds: $22,373,005 (cost $22,371,389)		$22,371,389	22,371,389
Total Investments in Securities 99.87% (cost $699,948,830)			694,191,402
Other Assets and Liabilities – Net(c) 0.13%			915,766
Net Assets 100.00%			$695,107,168

CAD	Canadian Dollar.
CHF	Swiss Franc.
EUR	Euro.
REITS	Real Estate Investment Trusts.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At May 31, 2023, the total value of Rule 144A securities was $191,117,966, which represents 27.49% of net assets.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

CONVERTIBLE FUND May 31, 2023

Forward Foreign Currency Exchange Contracts at May 31, 2023:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Sell	State Street Bank and Trust	7/20/2023	60,921,000	$45,342,970	$44,928,659	$414,311
Euro	Sell	Goldman Sachs	6/13/2023	263,000	283,524	281,296	2,228
Swiss franc	Sell	State Street Bank and Trust	8/23/2023	5,224,000	5,871,438	5,788,678	82,760
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$499,299

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian dollar	Buy	State Street Bank and Trust	7/20/2023	1,789,000	$1,330,313	$1,319,371	$(10,942)
Euro	Sell	State Street Bank and Trust	6/13/2023	5,887,000	6,263,297	6,296,536	(33,239)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(44,181)

The following is a summary of the inputs used as of May 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$1,709,695	$—	$—	$1,709,695
Convertible Bonds	—	612,563,458	—	612,563,458
Convertible Preferred Stocks	—	46,888,904	—	46,888,904
Preferred Stocks	—	10,657,956	—	10,657,956
Short-Term Investments
Repurchase Agreements	—	22,371,389	—	22,371,389
Total	$1,709,695	$692,481,707	$—	$694,191,402
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$499,299	$—	$499,299
Liabilities	—	(44,181)	—	(44,181)
Total	$—	$455,118	$—	$455,118

(1)	Refer to Note 2(u) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)

CORE FIXED INCOME FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 112.15%

ASSET-BACKED SECURITIES 13.62%

Automobiles 4.09%
AmeriCredit Automobile Receivables Trust Series 2022-2 Class A2A	4.20%		12/18/2025	$7,521,936	$7,455,666
Capital One Prime Auto Receivables Trust Series 2022-1 Class A2	2.71%		6/16/2025	9,090,966	8,974,511
CarMax Auto Owner Trust Series 2022-2 Class A2A	2.81%		5/15/2025	6,786,683	6,733,605
Flagship Credit Auto Trust Series 2022-3 Class A3†	4.55%		4/15/2027	9,170,000	9,023,682
Flagship Credit Auto Trust Series 2023-1 Class A3†	5.01%		8/16/2027	6,510,000	6,439,654
GLS Auto Receivables Issuer Trust Series 2023-1A Class A2†	5.98%		8/17/2026	7,995,000	7,981,923
GM Financial Automobile Leasing Trust Series 2022-2 Class A2	2.93%		10/21/2024	4,301,491	4,262,006
GM Financial Automobile Leasing Trust Series 2023-2 Class A3	5.05%		7/20/2026	7,900,000	7,880,549
GM Financial Automobile Leasing Trust Series 2023-2 Class B	5.54%		5/20/2027	7,300,000	7,277,830
Santander Consumer Auto Receivables Trust Series 2020-BA Class F†	7.03%		8/15/2028	5,049,000	5,053,946
Santander Drive Auto Receivables Trust Series 2022-5 Class B	4.43%		3/15/2027	7,854,000	7,699,860
Santander Drive Auto Receivables Trust Series 2022-6 Class B	4.72%		6/15/2027	13,900,000	13,641,955
Santander Drive Auto Receivables Trust Series 2022-6 Class C	4.96%		11/15/2028	7,130,000	7,003,966
Westlake Automobile Receivables Trust Series 2020-3A Class E†	3.34%		6/15/2026	3,605,000	3,465,958
Westlake Automobile Receivables Trust Series 2023-1A Class A3†	5.21%		1/18/2028	8,235,000	8,185,181
Total					111,080,292

Credit Card 1.41%
BA Credit Card Trust Series 2022-A2 Class A2	5.00%		4/15/2028	7,100,000	7,141,033
Capital One Multi-Asset Execution Trust Series 2005-B3 Class B3	5.81% (3 mo. USD LIBOR + 0.55%	)#	5/15/2028	7,533,000	7,427,770
Continental Finance Credit Card ABS Master Trust Series 2020-1A Class A†	2.24%		12/15/2028	8,470,000	8,079,663
Discover Card Execution Note Trust Series 2022-A3 Class A3	3.56%		7/15/2027	10,000,000	9,741,647
Discover Card Execution Note Trust Series 2022-A4 Class A	5.03%		10/15/2027	6,015,000	6,046,331
Total					38,436,444

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other 8.11%
ACRES Commercial Realty Ltd. Series 2021-FL2 Class A†	6.508% (1 mo. USD LIBOR + 1.40%	)#	1/15/2037	$8,035,000	$7,804,163
Affirm Asset Securitization Trust Series 2023-A Class 1A†	6.61%		1/18/2028	6,740,000	6,725,197
Apidos CLO XXVI Series 2017-26A Class A2R†	6.762% (3 mo. USD LIBOR + 1.50%	)#	7/18/2029	1,680,000	1,641,523
Apidos CLO XXXV Series 2021-35A Class A†	6.30% (3 mo. USD LIBOR + 1.05%	)#	4/20/2034	2,000,000	1,953,065
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL2 Class A†	6.207% (1 mo. USD LIBOR + 1.10%	)#	5/15/2036	7,330,000	7,167,896
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL2 Class AS†	6.507% (1 mo. USD LIBOR + 1.40%	)#	5/15/2036	5,360,000	5,131,479
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL4 Class A†	6.457% (1 mo. USD LIBOR + 1.35%	)#	11/15/2036	10,549,000	10,329,517
Ares XL CLO Ltd. Series 2016-40A Class A1RR†	6.13% (3 mo. USD LIBOR + 0.87%	)#	1/15/2029	1,904,292	1,887,229
Avant Loans Funding Trust Series 2022-REV1 Class A†	6.54%		9/15/2031	8,105,000	8,030,428
Bain Capital Credit CLO Series 2019-2A Class AR†	6.36% (3 mo. USD LIBOR + 1.10%	)#	10/17/2032	4,800,000	4,695,969
Ballyrock CLO Ltd. Series 2023-23A Class A1†	6.971% (3 mo. USD Term SOFR + 1.98%	)#	4/25/2036	1,750,000	1,753,114
Barings CLO Ltd. Series 2019-3A Class A1R†	6.32% (3 mo. USD LIBOR + 1.07%	)#	4/20/2031	2,220,000	2,188,726
BlueMountain CLO XXXI Ltd. Series 2021-31A Class A1†	6.415% (3 mo. USD LIBOR + 1.15%	)#	4/19/2034	4,980,000	4,861,974
Carlyle Global Market Strategies CLO Ltd. Series 2014-5A Class A1RR†	6.40% (3 mo. USD LIBOR + 1.14%	)#	7/15/2031	8,099,420	8,006,732
Carlyle Global Market Strategies CLO Ltd. Series 2015-1A Class AR3†	6.23% (3 mo. USD LIBOR + 0.98%	)#	7/20/2031	3,132,656	3,095,051

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Dryden 61 CLO Ltd. Series 2018-61A Class A1R†	6.25% (3 mo. USD LIBOR + 0.99%	)#	1/17/2032	$3,710,000	$3,653,545
Dryden Senior Loan Fund Series 2017-47A Class BR†	6.73% (3 mo. USD LIBOR + 1.47%	)#	4/15/2028	5,770,000	5,663,720
Eaton Vance CLO Ltd. Series 2013-1A Class A13R†	6.51% (3 mo. USD LIBOR + 1.25%	)#	1/15/2034	4,198,000	4,118,219
Elmwood CLO VIII Ltd. Series 2021-1A Class A1†	6.49% (3 mo. USD LIBOR + 1.24%	)#	1/20/2034	3,240,000	3,191,441
Galaxy XXI CLO Ltd. Series 2015-21A Class AR†	6.27% (3 mo. USD LIBOR + 1.02%	)#	4/20/2031	485,000	479,059
HGI CRE CLO Ltd. Series 2021-FL2 Class B†	6.605% (1 mo. USD LIBOR + 1.50%	)#	9/17/2036	5,490,000	5,257,418
KKR CLO Ltd. Series 29A Class A†	6.46% (3 mo. USD LIBOR + 1.20%	)#	1/15/2032	2,700,000	2,674,998
Lending Funding Trust Series 2020-2A Class A†	2.32%		4/21/2031	5,317,000	4,761,799
Lendmark Funding Trust Series 2021-1A Class C†	3.41%		11/20/2031	2,095,000	1,729,240
Lendmark Funding Trust Series 2021-2A Class B†	2.37%		4/20/2032	6,465,000	5,356,348
LoanCore Issuer Ltd. Series 2022-CRE7 Class A†	6.456% (30 day USD SOFR Average + 1.55%	)#	1/17/2037	3,800,000	3,735,678
Madison Park Funding XXIV Ltd. Series 2016-24A Class BR†	7.06% (3 mo. USD Term SOFR + 2.01%	)#	10/20/2029	5,300,000	5,213,324
Magnetite VII Ltd. Series 2012-7A Class A1R2†	6.06% (3 mo. USD LIBOR + 0.80%	)#	1/15/2028	4,472,308	4,435,411
Marble Point CLO XVII Ltd. Series 2020-1A Class A†	6.55% (3 mo. USD LIBOR + 1.30%	)#	4/20/2033	2,574,058	2,525,151
Mariner Finance Issuance Trust Series 2021-AA Class D†	3.83%		3/20/2036	2,420,000	2,018,853
Marlette Funding Trust Series 2020-2A Class D†	4.65%		9/16/2030	3,660,117	3,591,299
Marlette Funding Trust Series 2022-3 Class B†	5.95%		11/15/2032	5,844,000	5,804,223
ME Funding LLC Series 2019-1 Class A2†	6.448%		7/30/2049	7,739,300	7,562,269
MF1 LLC Series 2022-FL9 Class A†	7.223% (1 mo. USD Term SOFR + 2.15%	)#	6/19/2037	4,295,000	4,281,471
MF1 Ltd. Series 2022-FL8 Class A†	6.273% (30 day USD SOFR Average + 1.35%	)#	2/19/2037	4,190,000	4,092,333
Mountain View CLO LLC Series 2017-1A Class AR†	6.35% (3 mo. USD LIBOR + 1.09%	)#	10/16/2029	1,788,575	1,775,951
Newark BSL CLO 1 Ltd. Series 2016-1A Class A1R†	6.44% (3 mo. USD Term SOFR + 1.36%	)#	12/21/2029	5,834,528	5,788,801

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
OCP CLO Ltd. Series 2019-17A Class A1R†	6.29% (3 mo. USD LIBOR + 1.04%	)#	7/20/2032	$4,680,000	$4,598,744
Octagon Investment Partners XIV Ltd. Series 2012-1A Class AARR†	6.21% (3 mo. USD LIBOR + 0.95%	)#	7/15/2029	3,374,979	3,348,050
OneMain Financial Issuance Trust Series 2018-2A Class A†	3.57%		3/14/2033	4,579,045	4,506,640
OneMain Financial Issuance Trust Series 2021-3A Class A†	5.94%		5/15/2034	8,000,000	8,056,894
Palmer Square Loan Funding Ltd. Series 2021-1A Class A1†	6.15% (3 mo. USD LIBOR + 0.90%	)#	4/20/2029	3,744,064	3,716,990
Post Road Equipment Finance Series 2021-1 Class A2†	4.88%		11/15/2028	6,226,000	6,062,271
Post Road Equipment Finance Series 2021-1 Class D†	1.69%		11/15/2027	4,190,000	4,002,706
RAD CLO 6 Ltd. Series 2019-6A Class A1†	6.63% (3 mo. USD LIBOR + 1.38%	)#	1/20/2033	4,650,000	4,599,780
SCF Equipment Leasing LLC Series 2019-2A Class B†	2.76%		8/20/2026	3,055,000	2,963,720
SCF Equipment Leasing LLC Series 2021-1A Class C†	1.54%		10/21/2030	4,025,000	3,606,209
SEB Funding LLC Series 2021-1A Class A2†	4.969%		1/30/2052	3,117,188	2,756,889
Sunrun Demeter Issuer LLC Series 2021-2A Class A†	2.27%		1/30/2057	1,988,869	1,591,620
TCI-Flatiron CLO Ltd. Series 2017-1A Class AR†	6.29% (3 mo. USD LIBOR + 0.96%	)#	11/18/2030	1,924,826	1,907,503
TCW CLO Ltd. Series 2022 1A Class A1†	6.411% (3 mo. USD Term SOFR + 1.34%	)#	4/22/2033	1,950,000	1,917,337
Upstart Securitization Trust Series 2021-2 Class B†	1.75%		6/20/2031	3,628,000	3,528,351
Total					220,146,318

Student Loan 0.01%
Towd Point Asset Trust Series 2018-SL1 Class A†	5.738% (1 mo. USD LIBOR + 0.60%	)#	1/25/2046	257,769	256,325
Total Asset-Backed Securities (cost $376,722,223)					369,919,379

CORPORATE BONDS 37.69%

Agriculture 0.95%
BAT Capital Corp.	3.222%		8/15/2024	12,736,000	12,365,043
Cargill, Inc. †	4.00%		6/22/2032	5,206,000	4,866,581
Philip Morris International, Inc.	5.625%		11/17/2029	6,254,000	6,412,088
Viterra Finance BV (Netherlands)†(a)	4.90%		4/21/2027	2,226,000	2,135,053
Total					25,778,765

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Airlines 0.11%
British Airways Pass-Through Trust Series 2020-1 Class A (United Kingdom)†(a)	4.25%		5/15/2034	$3,116,400	$2,903,047

Banks 11.63%
ABN AMRO Bank NV (Netherlands)†(a)	3.324% (5 yr. CMT + 1.90%	)#	3/13/2037	2,400,000	1,836,598
Bank of America Corp.	1.658% (SOFR + 0.91%	)#	3/11/2027	4,902,000	4,429,800
Bank of America Corp.	2.299% (SOFR + 1.22%	)#	7/21/2032	7,033,000	5,610,052
Bank of America Corp.	2.687% (SOFR + 1.32%	)#	4/22/2032	12,643,000	10,456,589
Bank of America Corp.	3.458% (3 mo. USD Term SOFR + 1.23%	)#	3/15/2025	5,910,000	5,797,258
Bank of America Corp.	3.593% (3 mo. USD Term SOFR + 1.63%	)#	7/21/2028	4,493,000	4,191,912
Bank of America Corp.	3.97% (3 mo. USD Term SOFR + 1.33%	)#	3/5/2029	15,480,000	14,615,789
Bank of America Corp.	4.00%		1/22/2025	830,000	811,168
Bank of New York Mellon Corp.	4.596% (SOFR + 1.76%	)#	7/26/2030	4,099,000	3,993,286
Bank of New York Mellon Corp.	4.967% (SOFR + 1.61%	)#	4/26/2034	4,377,000	4,354,398
BNG Bank NV (Netherlands)†(a)	3.50%		5/19/2028	21,534,000	21,020,738
BNP Paribas SA (France)†(a)	4.375% (5 yr. USD Swap + 1.48%	)#	3/1/2033	4,175,000	3,820,604
Citigroup, Inc.	2.666% (SOFR + 1.15%	)#	1/29/2031	11,156,000	9,494,413
Citigroup, Inc.	3.352% (3 mo. USD Term SOFR + 1.16%	)#	4/24/2025	4,185,000	4,091,455
Citigroup, Inc.	3.887% (3 mo. USD Term SOFR + 1.82%	)#	1/10/2028	6,564,000	6,252,099
Citigroup, Inc.	3.98% (3 mo. USD Term SOFR + 1.60%	)#	3/20/2030	10,818,000	10,038,996
Citigroup, Inc.	4.14% (SOFR + 1.37%	)#	5/24/2025	1,616,000	1,590,530
Danske Bank AS (Denmark)†(a)	3.773% (1 yr. CMT + 1.45%	)#	3/28/2025	7,332,000	7,161,670
Goldman Sachs Group, Inc.	2.383% (SOFR + 1.25%	)#	7/21/2032	19,561,000	15,764,546
Goldman Sachs Group, Inc.	3.272% (3 mo. USD Term SOFR + 1.46%	)#	9/29/2025	8,762,000	8,477,047

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
HSBC Holdings PLC (United Kingdom)(a)	3.803% (3 mo. USD LIBOR + 1.21%	)#	3/11/2025	$4,949,000	$4,857,815
JPMorgan Chase & Co.	2.58% (3 mo. USD Term SOFR + 1.25%	)#	4/22/2032	6,895,000	5,743,983
JPMorgan Chase & Co.	2.963% (SOFR + 1.26%	)#	1/25/2033	9,691,000	8,206,971
JPMorgan Chase & Co.	3.782% (3 mo. USD Term SOFR + 1.60%	)#	2/1/2028	24,978,000	23,772,714
Lloyds Banking Group PLC (United Kingdom)(a)	3.90%		3/12/2024	6,219,000	6,121,020
M&T Bank Corp.	5.053% (SOFR + 1.85%	)#	1/27/2034	6,395,000	5,906,130
Macquarie Bank Ltd. (Australia)†(a)	3.052% (5 yr. CMT + 1.70%	)#	3/3/2036	4,333,000	3,274,633
Macquarie Group Ltd. (Australia)†(a)	4.654% (3 mo. USD LIBOR + 1.73%	)#	3/27/2029	7,544,000	7,249,432
Mitsubishi UFJ Financial Group, Inc. (Japan)(a)	5.541% (1 yr. CMT + 1.50%	)#	4/17/2026	3,099,000	3,095,281
Morgan Stanley	2.239% (SOFR + 1.18%	)#	7/21/2032	10,343,000	8,259,358
Morgan Stanley	2.484% (SOFR + 1.36%	)#	9/16/2036	2,915,000	2,202,559
Morgan Stanley	4.431% (3 mo. USD Term SOFR + 1.63%	)#	1/23/2030	11,630,000	11,174,372
Morgan Stanley	5.05% (SOFR + 1.30%	)#	1/28/2027	3,386,000	3,376,890
Royal Bank of Canada (Canada)(a)	6.00%		11/1/2027	6,626,000	6,869,226
State Street Corp.	4.164% (SOFR + 1.73%	)#	8/4/2033	9,020,000	8,392,732
Toronto-Dominion Bank (Canada)(a)	4.456%		6/8/2032	5,675,000	5,370,085
U.S. Bancorp	4.839% (SOFR + 1.60%	)#	2/1/2034	5,906,000	5,544,789
U.S. Bancorp	4.967% (SOFR + 2.11%	)#	7/22/2033	6,556,000	5,943,570
UBS AG (Switzerland)(a)	5.125%		5/15/2024	1,494,000	1,472,098
UBS Group AG (Switzerland)†(a)	1.364% (1 yr. CMT + 1.08%	)#	1/30/2027	4,618,000	4,066,224
UBS Group AG (Switzerland)†(a)	1.494% (1 yr. CMT + 0.85%	)#	8/10/2027	5,352,000	4,617,547
UBS Group AG (Switzerland)†(a)	5.711% (1 yr. CMT + 1.55%	)#	1/12/2027	9,160,000	9,088,235

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Banks (continued)
Wells Fargo & Co.	2.188% (SOFR + 2.00%	)#	4/30/2026		$4,559,000	$4,291,503
Wells Fargo & Co.	2.393% (SOFR + 2.10%	)#	6/2/2028		6,505,000	5,820,520
Wells Fargo & Co.	3.35% (SOFR + 1.50%	)#	3/2/2033		8,807,000	7,571,097
Wells Fargo & Co.	5.389% (SOFR + 2.02%	)#	4/24/2034		4,380,000	4,388,373
Wells Fargo Bank NA	5.85%		2/1/2037		5,225,000	5,345,544
Total						315,831,649

Beverages 0.37%
Brown-Forman Corp.	4.75%		4/15/2033		4,911,000	4,926,421
Constellation Brands, Inc.	3.15%		8/1/2029		5,786,000	5,225,560
Total						10,151,981

Biotechnology 0.31%
Amgen, Inc.	5.25%		3/2/2030		7,272,000	7,331,071
Baxalta, Inc.	4.00%		6/23/2025		1,114,000	1,088,302
Total						8,419,373

Chemicals 0.33%
International Flavors & Fragrances, Inc.†	1.23%		10/1/2025		10,121,000	9,031,840

Commercial Services 0.22%
Global Payments, Inc.	4.00%		6/1/2023		5,933,000	5,933,000

Computers 0.29%
International Business Machines Corp.(b)	1.50%		5/23/2029	EUR	4,122,000	3,947,782
International Business Machines Corp.(b)	3.75%		2/6/2035	EUR	3,617,000	3,789,827
Total						7,737,609

Cosmetics/Personal Care 0.15%
Haleon U.S. Capital LLC	3.625%		3/24/2032		$4,378,000	3,932,140

Diversified Financial Services 2.07%
Aircastle Ltd.†	2.85%		1/26/2028		5,197,000	4,447,997
American Express Co.	4.42% (SOFR + 1.76%	)#	8/3/2033		4,232,000	4,003,981
Aviation Capital Group LLC†	1.95%		1/30/2026		4,639,000	4,146,109
Avolon Holdings Funding Ltd. (Ireland)†(a)	2.125%		2/21/2026		9,376,000	8,253,236
Avolon Holdings Funding Ltd. (Ireland)†(a)	5.25%		5/15/2024		4,460,000	4,392,086
Avolon Holdings Funding Ltd. (Ireland)†(a)	6.375%		5/4/2028		6,451,000	6,308,286

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Diversified Financial Services (continued)
BlackRock, Inc.	4.75%		5/25/2033		$11,118,000	$11,008,366
Intercontinental Exchange, Inc.	4.00%		9/15/2027		8,727,000	8,579,540
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027		940,000	895,941
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045		648,000	524,457
Park Aerospace Holdings Ltd. (Ireland)†(a)	5.50%		2/15/2024		3,677,000	3,638,090
Total						56,198,089

Electric 4.37%
AEP Texas, Inc.	5.40%		6/1/2033		3,244,000	3,251,685
AES Corp.†	3.95%		7/15/2030		2,423,000	2,174,990
Alfa Desarrollo SpA (Chile)†(a)	4.55%		9/27/2051		2,678,728	1,940,082
American Transmission Systems, Inc.†	2.65%		1/15/2032		10,360,000	8,605,803
Baltimore Gas & Electric Co.	4.55%		6/1/2052		4,383,000	3,897,314
Constellation Energy Generation LLC	6.25%		10/1/2039		4,620,000	4,800,781
DTE Electric Co.	5.40%		4/1/2053		6,075,000	6,182,302
DTE Energy Co.	4.22%	(c)	11/1/2024		1,603,000	1,577,399
Duke Energy Corp.	4.50%		8/15/2032		8,939,000	8,455,048
Duke Energy Indiana LLC	5.40%		4/1/2053		2,849,000	2,833,734
Electricite de France SA (France)†(a)	6.25%		5/23/2033		8,289,000	8,403,183
Enel Finance International NV(b)	0.50%		6/17/2030	EUR	6,832,000	5,795,524
Entergy Corp.	0.90%		9/15/2025		$8,007,000	7,235,890
IPALCO Enterprises, Inc.	4.25%		5/1/2030		10,000,000	9,067,377
Kentucky Utilities Co.	5.45%		4/15/2033		7,221,000	7,399,192
Minejesa Capital BV (Netherlands)†(a)	4.625%		8/10/2030		4,161,000	3,737,947
NextEra Energy Capital Holdings, Inc.	5.961% (SOFR + 1.02%	)#	3/21/2024		6,588,000	6,589,180
Oglethorpe Power Corp.	5.95%		11/1/2039		3,451,000	3,420,852
Ohio Edison Co.	8.25%		10/15/2038		2,419,000	2,915,344
Oklahoma Gas & Electric Co.	5.40%		1/15/2033		3,291,000	3,368,742
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia)(a)	5.45%		5/21/2028		6,375,000	6,399,193
Southern Co.	4.475%	(c)	8/1/2024		6,526,000	6,431,749
Wisconsin Power & Light Co.	3.95%		9/1/2032		4,602,000	4,267,523
Total						118,750,834

Electronics 0.20%
Honeywell International, Inc.(b)	4.125%		11/2/2034	EUR	5,039,000	5,476,714

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Engineering & Construction 0.11%
Cellnex Finance Co. SA (Spain)†(a)	3.875%	7/7/2041	$4,063,000	$2,988,572

Entertainment 0.32%
Warnermedia Holdings, Inc.	3.428%	3/15/2024	8,741,000	8,559,428

Food 0.44%
Kellogg Co.	5.25%	3/1/2033	11,780,000	11,944,167

Gas 1.24%
CenterPoint Energy Resources Corp.	1.75%	10/1/2030	6,270,000	5,052,495
CenterPoint Energy Resources Corp.	4.40%	7/1/2032	5,266,000	5,069,575
East Ohio Gas Co.†	1.30%	6/15/2025	8,006,000	7,375,747
National Fuel Gas Co.	3.95%	9/15/2027	10,335,000	9,686,093
NiSource, Inc.	2.95%	9/1/2029	3,062,000	2,700,394
Southwest Gas Corp.	4.05%	3/15/2032	4,256,000	3,840,143
Total				33,724,447

Health Care-Products 0.58%
GE HealthCare Technologies, Inc.†	5.65%	11/15/2027	10,942,000	11,169,435
Revvity, Inc.	0.85%	9/15/2024	4,974,000	4,687,306
Total				15,856,741

Health Care-Services 2.01%
Centene Corp.	2.45%	7/15/2028	9,000,000	7,741,170
Centene Corp.	3.375%	2/15/2030	12,606,000	10,880,743
Elevance Health, Inc.	2.25%	5/15/2030	7,831,000	6,618,267
Elevance Health, Inc.	5.125%	2/15/2053	2,979,000	2,858,360
Elevance Health, Inc.	5.50%	10/15/2032	7,501,000	7,758,422
Humana, Inc.	1.35%	2/3/2027	5,546,000	4,870,502
Humana, Inc.	5.875%	3/1/2033	7,500,000	7,881,629
UnitedHealth Group, Inc.	4.00%	5/15/2029	6,270,000	6,066,832
Total				54,675,925

Insurance 0.90%
Assurant, Inc.	2.65%	1/15/2032	1,595,000	1,211,808
F&G Global Funding†	2.30%	4/11/2027	3,996,000	3,577,104
GA Global Funding Trust†	3.85%	4/11/2025	7,677,000	7,360,291
Metropolitan Life Global Funding I†	4.05%	8/25/2025	1,536,000	1,491,041
Metropolitan Life Global Funding I†	5.15%	3/28/2033	3,640,000	3,634,705
New York Life Global Funding†	4.55%	1/28/2033	7,387,000	7,202,050
Total				24,476,999

40	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Internet 1.11%
Amazon.com, Inc.	4.70%	12/1/2032	$15,019,000	$15,237,138
Netflix, Inc.	5.875%	11/15/2028	5,494,000	5,699,553
Netflix, Inc.	6.375%	5/15/2029	2,765,000	2,933,781
Prosus NV (Netherlands)†(a)	3.257%	1/19/2027	6,940,000	6,302,206
Total				30,172,678

Machinery-Diversified 0.38%
nVent Finance Sarl (Luxembourg)(a)	4.55%	4/15/2028	10,940,000	10,336,263

Media 0.20%
FactSet Research Systems, Inc.	3.45%	3/1/2032	6,246,000	5,370,374

Mining 0.24%
Corp. Nacional del Cobre de Chile (Chile)†(a)	5.125%	2/2/2033	6,510,000	6,483,883

Multi-National 0.71%
Nordic Investment Bank (Finland)(a)	2.875%	7/19/2023	19,431,000	19,372,110

Oil & Gas 1.59%
Continental Resources, Inc.	4.90%	6/1/2044	4,881,000	3,671,979
Continental Resources, Inc.†	5.75%	1/15/2031	9,000,000	8,580,795
Diamondback Energy, Inc.	3.50%	12/1/2029	9,890,000	8,941,927
Eni SpA (Italy)†(a)	5.70%	10/1/2040	4,710,000	4,246,779
EQT Corp.	7.00%	2/1/2030	10,000,000	10,360,500
Occidental Petroleum Corp.	6.45%	9/15/2036	1,786,000	1,819,077
Ovintiv, Inc.	6.50%	2/1/2038	5,605,000	5,557,585
Total				43,178,642

Oil & Gas Services 0.33%
Halliburton Co.	7.45%	9/15/2039	4,124,000	4,727,576
NOV, Inc.	3.60%	12/1/2029	4,547,000	4,074,189
Total				8,801,765

Pharmaceuticals 1.99%
Bayer Corp.†	6.65%	2/15/2028	2,728,000	2,890,341
Cigna Group	2.40%	3/15/2030	10,065,000	8,576,861
Cigna Group	4.375%	10/15/2028	1,515,000	1,477,400
CVS Health Corp.	1.75%	8/21/2030	5,105,000	4,106,655
CVS Health Corp.	3.25%	8/15/2029	12,163,000	11,005,461
CVS Health Corp.	5.05%	3/25/2048	4,060,000	3,670,574
Merck & Co., Inc.	4.50%	5/17/2033	10,820,000	10,801,106
Pfizer Investment Enterprises Pte. Ltd. (Singapore)(a)	4.75%	5/19/2033	11,489,000	11,540,551
Total				54,068,949

See Notes to Financial Statements.	41

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Pipelines 1.35%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(a)	4.60%	11/2/2047	$6,831,000	$6,339,817
Eastern Gas Transmission & Storage, Inc.	3.00%	11/15/2029	7,044,000	6,262,169
EIG Pearl Holdings Sarl (Luxembourg)†(a)	3.545%	8/31/2036	9,268,000	7,901,674
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)†(a)	3.25%	9/30/2040	9,847,000	7,718,178
Kinder Morgan Energy Partners LP	4.25%	9/1/2024	4,040,000	3,945,684
NGPL PipeCo LLC†	3.25%	7/15/2031	3,741,000	3,095,091
Sabine Pass Liquefaction LLC	5.625%	3/1/2025	1,473,000	1,473,013
Total				36,735,626

REITS 0.92%
American Tower Corp.	2.95%	1/15/2025	1,480,000	1,422,353
American Tower Corp.	3.80%	8/15/2029	9,000,000	8,307,792
American Tower Corp.	5.55%	7/15/2033	3,255,000	3,277,778
Crown Castle, Inc.	2.10%	4/1/2031	4,000,000	3,225,501
Crown Castle, Inc.	3.30%	7/1/2030	10,000,000	8,840,267
Total				25,073,691

Retail 0.44%
7-Eleven, Inc.†	0.80%	2/10/2024	5,815,000	5,608,699
Lowe’s Cos., Inc.	5.00%	4/15/2033	6,274,000	6,218,321
Total				11,827,020

Semiconductors 0.12%
Broadcom, Inc.†	4.15%	4/15/2032	3,716,000	3,346,909

Software 0.76%
Oracle Corp.	2.875%	3/25/2031	4,450,000	3,785,287
Oracle Corp.	5.375%	7/15/2040	627,000	598,200
Oracle Corp.	6.125%	7/8/2039	668,000	686,062
Oracle Corp.	6.25%	11/9/2032	12,360,000	13,078,664
ServiceNow, Inc.	1.40%	9/1/2030	3,124,000	2,487,227
Total				20,635,440

Telecommunications 0.95%
AT&T, Inc.	4.30%	2/15/2030	10,197,000	9,764,353
T-Mobile USA, Inc.	3.50%	4/15/2025	2,727,000	2,645,124
T-Mobile USA, Inc.	3.875%	4/15/2030	14,500,000	13,457,965
Total				25,867,442
Total Corporate Bonds (cost $1,063,347,557)				1,023,642,112

42	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
FLOATING RATE LOANS(d) 1.17%

Diversified Financial Services 0.20%
Avolon TLB Borrower 1 (US) LLC Term Loan B3	6.898% (1 mo. USD LIBOR + 1.75%	)	1/15/2025	$5,285,722	$5,272,190

Entertainment 0.10%
Stars Group Holdings BV 2018 USD Incremental Term Loan (Netherlands)(a)	7.409% (3 mo. USD LIBOR + 2.25%	)	7/21/2026	2,571,867	2,565,001

Lodging 0.46%
Hilton Domestic Operating Co., Inc. 2019 Term Loan B2	6.95% (1 mo. USD Term SOFR + 1.75%	)	6/22/2026	12,596,033	12,546,026

Media 0.41%
Charter Communications Operating LLC 2019 Term Loan B1	6.795% - 6.90% (1 mo. USD Term SOFR + 1.75% (3 mo. USD Term SOFR + 1.75%	) )	4/30/2025	11,249,038	11,239,476
Total Floating Rate Loans (cost $31,757,843)					31,622,693

FOREIGN GOVERNMENT OBLIGATIONS(a) 3.59%

Canada 1.04%
Province of Quebec	3.625%		4/13/2028	28,806,000	28,211,226

Japan 0.47%
Japan International Cooperation Agency	4.00%		5/23/2028	13,034,000	12,846,527

Mexico 0.27%
Mexico Government International Bonds	4.875%		5/19/2033	7,745,000	7,412,358

Panama 0.25%
Panama Government International Bonds	2.252%		9/29/2032	8,627,000	6,646,496

Saudi Arabia 0.23%
Saudi Government International Bonds†	4.875%		7/18/2033	6,286,000	6,343,586

Sweden 1.33%
Kommuninvest I Sverige AB†	4.25%		12/10/2025	14,166,000	14,115,905
Svensk Exportkredit AB	4.00%		7/15/2025	22,175,000	21,942,487
Total					36,058,392
Total Foreign Government Obligations (cost $98,552,381)					97,518,585

See Notes to Financial Statements.	43

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2023

	Interest		Maturity	Principal	Fair
Investments	Rate		Date	Amount	Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.62%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series 001 Class XA	2.112%	#(e)	2/25/2032	$9,843,723	$739,971
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series 145 Class A2	2.58%		5/25/2032	9,235,000	8,032,589
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series G07 Class A2	3.123%	#(e)	8/25/2032	8,934,000	8,104,492
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $16,757,867)					16,877,052

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 30.66%
Federal Home Loan Bank	5.06%	#	8/2/2023	42,175,000	42,175,121
Federal Home Loan Bank	5.08% (SOFR + 2.00%	)#	9/19/2023	39,745,000	39,774,584
Federal Home Loan Bank	5.11%	#	8/29/2023	44,125,000	44,125,869
Federal Home Loan Mortgage Corp.	2.50%		11/1/2050 - 5/1/2052	12,989,762	11,213,365
Federal Home Loan Mortgage Corp.	3.50%		2/1/2046	2,861,043	2,690,998
Federal Home Loan Mortgage Corp.	4.50%		8/1/2052	8,163,577	8,010,625
Federal Home Loan Mortgage Corp.	5.00%		7/1/2052 - 8/1/2052	17,144,579	17,056,965
Federal National Mortgage Association	2.00%		6/1/2051 - 11/1/2051	18,495,715	15,288,053
Federal National Mortgage Association	2.50%		8/1/2050 - 5/1/2052	104,151,156	90,260,360
Federal National Mortgage Association	3.00%		12/1/2048 - 1/1/2051	19,524,290	17,691,362
Federal National Mortgage Association	3.50%		7/1/2045 - 4/1/2052	10,580,800	9,845,137
Federal National Mortgage Association	4.00%		5/1/2052 - 6/1/2052	13,022,988	12,440,732
Federal National Mortgage Association	5.00%		7/1/2052 - 8/1/2052	12,241,653	12,194,697
Government National Mortgage Association(f)	3.00%		TBA	42,491,000	38,284,225
Government National Mortgage Association(f)	3.50%		TBA	4,700,000	4,364,207
Government National Mortgage Association(f)	4.00%		TBA	15,367,000	14,619,059
Government National Mortgage Association(f)	4.50%		TBA	30,589,000	29,737,646
Government National Mortgage Association(f)	5.00%		TBA	79,295,000	78,309,548
Government National Mortgage Association(f)	5.50%		TBA	54,873,000	54,834,418

44	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Government National Mortgage Association(f)	6.00%		TBA	$58,739,000	$59,275,912
Government National Mortgage Association(f)	6.50%		TBA	41,801,000	42,503,126
Uniform Mortgage-Backed Security(f)	2.00%		TBA	13,069,000	10,764,220
Uniform Mortgage-Backed Security(f)	3.00%		TBA	15,211,000	13,518,479
Uniform Mortgage-Backed Security(f)	4.00%		TBA	9,487,000	8,969,662
Uniform Mortgage-Backed Security(f)	4.50%		TBA	9,484,000	9,191,145
Uniform Mortgage-Backed Security(f)	5.00%		TBA	41,789,000	41,436,299
Uniform Mortgage-Backed Security(f)	5.50%		TBA	62,603,000	62,723,766
Uniform Mortgage-Backed Security(f)	6.00%		TBA	27,609,000	27,930,386
Uniform Mortgage-Backed Security(f)	6.50%		TBA	12,946,000	13,244,365
Total Government Sponsored Enterprises Pass-Throughs (cost $840,011,033)					832,474,331

MUNICIPAL BONDS 0.38%

Government 0.24%
New York City Transitional Finance Authority Future Tax Secured Revenue	2.69%		5/1/2033	7,952,000	6,692,703

Natural Gas 0.14%
Texas Natural Gas Securitization Finance Corp.	5.102%		4/1/2035	3,619,000	3,713,444
Total Municipal Bonds (cost $11,905,899)					10,406,147

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 7.27%
Angel Oak Mortgage Trust Series 2020-1 Class A1†	2.466%	#(e)	12/25/2059	143,291	134,576
Angel Oak Mortgage Trust Series 2021-3 Class A1†	1.068%	#(e)	5/25/2066	2,195,158	1,818,437
Angel Oak Mortgage Trust Series 2022-3 Class A1†	4.00%		1/25/2067	3,154,293	2,957,781
Bank Series 2021-BN35 Class A5	2.285%		6/15/2064	2,429,000	1,976,526
Bank Series 2022-BNK44 Class A5	5.746%	#(e)	11/15/2055	6,500,000	6,821,243
Bank Series 2022-BNK44 Class AS	5.746%	#(e)	11/15/2055	3,831,000	3,796,105
BBCMS Mortgage Trust Series 2019-BWAY Class A†	6.13% (1 mo. USD Term SOFR + 1.07%	)#	11/15/2034	1,410,000	1,162,394
BBCMS Mortgage Trust Series 2019-BWAY Class B†	6.484% (1 mo. USD Term SOFR + 1.42%	)#	11/15/2034	614,000	493,341
BHMS Mortgage Trust Series 2018-ATLS Class A†	6.357% (1 mo. USD LIBOR + 1.25%	)#	7/15/2035	3,060,000	2,977,621

See Notes to Financial Statements.	45

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BMO Mortgage Trust Series 2023-C5 Class A4(g)	5.494%		6/15/2056	$5,468,000	$5,589,099
BRAVO Residential Funding Trust Series 2021-NQM2 Class A1†	0.97%	#(e)	3/25/2060	4,317,611	4,029,822
BX Commercial Mortgage Trust Series 2021-XL2 Class A†	5.796% (1 mo. USD LIBOR + 0.69%	)#	10/15/2038	2,352,003	2,275,497
BX Trust Series 2018-GW Class A†	6.157% (1 mo. USD LIBOR + 0.80%	)#	5/15/2035	4,710,000	4,642,871
BX Trust Series 2021-ARIA Class E†	7.352% (1 mo. USD LIBOR + 2.24%	)#	10/15/2036	3,830,000	3,609,930
BX Trust Series 2021-LBA Class AJV†	5.975% (1 mo. USD Term SOFR + 0.91%	)#	2/15/2036	1,973,177	1,910,023
CF Trust Series 2019-BOSS Class A1†	8.357% (1 mo. USD LIBOR + 3.25%	)#	12/15/2024	1,570,000	1,480,333
CIM Trust Series 2020-INV1 Class A2†	2.50%	#(e)	4/25/2050	5,773,654	4,816,853
Citigroup Commercial Mortgage Trust Series 2014-GC21 Class XA	1.12%	#(e)	5/10/2047	12,900,329	83,011
Citigroup Mortgage Loan Trust Series 2022-INV1 Class A3B†	3.00%	#(e)	11/27/2051	5,529,229	4,684,830
COMM Mortgage Trust Series 2014-CR17 Class AM	4.174%		5/10/2047	5,290,000	5,120,689
COMM Mortgage Trust Series 2015-LC21 Class AM	4.043%	#(e)	7/10/2048	4,547,000	4,272,779
Commercial Mortgage Pass-Through Certificates Series 2014-CR19 Class XA	0.927%	#(e)	8/10/2047	2,342,305	17,242
Commercial Mortgage Pass-Through Certificates Series 2014-UBS4 Class D†	4.712%	#(e)	8/10/2047	4,130,000	2,920,304
Credit Suisse Mortgage Capital Certificates Series 2020-SPT1 Class A1†	1.616%	(c)	4/25/2065	220,322	216,426
Credit Suisse Mortgage Capital Certificates Trust Series 2020-NQM1 Class A1†	1.208%	(c)	5/25/2065	540,069	489,182
CSMC Trust Series 2020-AFC1 Class A1†	2.24%	#(e)	2/25/2050	526,252	489,938
Deephaven Residential Mortgage Trust Series 2021-3 Class A1†	1.194%	#(e)	8/25/2066	4,414,666	3,769,248
Ellington Financial Mortgage Trust Series 2020-1 Class A1†	2.006%	#(e)	5/25/2065	489,398	468,231
Ellington Financial Mortgage Trust Series 2023-1 Class A1†	5.732%	(c)	2/25/2068	3,407,273	3,390,928

46	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
EQUS Mortgage Trust Series 2021-EQAZ Class A†	5.862% (1 mo. USD LIBOR + 0.75%	)#	10/15/2038	$3,720,925	$3,604,522
Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2023-HQA1 Class M1A†	6.923%	)#	5/25/2043	4,000,000	4,001,545
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2022-HQA2 Class M1A†	7.623% (30 day USD SOFR Average + 2.65%	)#	7/25/2042	2,132,695	2,165,885
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2023-DNA2 Class M1A†	7.081% (30 day USD SOFR Average + 2.10%	)#	4/25/2043	6,112,474	6,145,648
Federal National Mortgage Association Connecticut Avenue Securities Series 2021-R02 Class 2M2†	6.973% (30 day USD SOFR Average + 2.00%	)#	11/25/2041	2,289,609	2,191,157
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R01 Class 1M2†	6.523% (30 day USD SOFR Average + 1.55%	)#	10/25/2041	2,391,990	2,339,619
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R08 Class 1M1†	7.523% (30 day USD SOFR Average + 2.55%	)#	7/25/2042	3,227,227	3,265,680
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R01 Class 1M1†	7.381% (30 day USD SOFR Average + 2.40%	)#	12/25/2042	4,053,457	4,084,643
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R02 Class 1M1†	7.273% (30 day USD SOFR Average + 2.30%	)#	1/25/2043	9,289,098	9,354,963
Flagstar Mortgage Trust Series 2021-11IN Class A20†	3.00%	#(e)	11/25/2051	4,300,459	3,643,713
Freddie Mac STACR REMIC Trust Series 2021-DNA6 Class M2†	6.473% (30 day USD SOFR Average + 1.50%	)#	10/25/2041	2,866,665	2,787,466
Freddie Mac STACR REMIC Trust Series 2021-DNA7 Class M2†	6.773% (30 day USD SOFR Average + 1.80%	)#	11/25/2041	2,885,279	2,769,748

See Notes to Financial Statements.	47

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac STACR REMIC Trust Series 2021-HQA4 Class M1†	5.923% (30 day USD SOFR Average + 0.95%	)#	12/25/2041	$1,752,901	$1,693,878
Freddie Mac STACR REMIC Trust Series 2022-DNA3 Class M1B†	7.873% (30 day USD SOFR Average + 2.90%	)#	4/25/2042	3,499,000	3,492,202
Freddie Mac STACR REMIC Trust Series 2022-HQA3 Class M1A†	7.273% (30 day USD SOFR Average + 2.30%	)#	8/25/2042	5,742,924	5,750,081
GCAT Trust Series 2020-NQM2 Class A1†	1.555%	(c)	4/25/2065	952,553	867,725
GCAT Trust Series 2023-NQM1 Class A1†	4.25%	#(e)	10/25/2057	9,185,230	8,563,787
Great Wolf Trust Series 2019-WOLF Class A†	6.208% (1 mo. USD Term SOFR + 1.15%	)#	12/15/2036	5,580,000	5,509,055
GS Mortgage Securities Corp. Trust Series 2018-RIVR Class A†	6.057% (1 mo. USD LIBOR + 0.95%	)#	7/15/2035	1,245,854	1,138,439
GS Mortgage Securities Corp. Trust Series 2022-ECI Class A†	7.254% (1 mo. USD Term SOFR + 2.19%	)#	8/15/2039	3,190,000	3,189,863
GS Mortgage Securities Trust Series 2021-PJ2 Class A2†	2.50%	#(e)	7/25/2051	8,566,412	7,001,530
GS Mortgage Securities Trust Series 2023-PJ1 Class A4†	3.50%	#(e)	2/25/2053	4,441,844	3,895,207
GS Mortgage-Backed Securities Corp. Trust Series 2020-PJ4 Class A2†	3.00%	#(e)	1/25/2051	2,579,295	2,223,550
Hilton Orlando Trust Series 2018-ORL Class A†	6.127% (1 mo. USD LIBOR + 1.02%	)#	12/15/2034	1,920,000	1,894,255
Hudsons Bay Simon JV Trust Series 2015-HB7 Class B7†	4.666%		8/5/2034	2,240,000	1,888,999
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-C30 Class C	4.227%	#(e)	7/15/2048	2,449,000	2,104,387
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-MINN Class A†	6.377% (1 mo. USD LIBOR + 1.27%	)#	11/15/2035	956,000	922,080
JP Morgan Mortgage Trust Series 2021-3 Class A3†	2.50%	#(e)	7/25/2051	5,353,273	4,373,890
JP Morgan Mortgage Trust Series 2021-INV8 Class A2†	3.00%	#(e)	5/25/2052	4,712,058	4,004,188
New Residential Mortgage Loan Trust Series 2020-NQM1 Class A1†	2.464%	#(e)	1/26/2060	69,928	64,090

48	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
ReadyCap Commercial Mortgage Trust Series 2019-6 Class A†	2.833%		10/25/2052	$466,395	$435,767
Residential Mortgage Loan Trust Series 2020-1 Class A1†	2.376%	#(e)	1/26/2060	93,443	88,533
Starwood Mortgage Residential Trust Series 2020-1 Class A1†	2.275%	#(e)	2/25/2050	32,722	31,065
Starwood Mortgage Residential Trust Series 2020-3 Class A1†	1.486%	#(e)	4/25/2065	1,338,626	1,239,669
Verus Securitization Trust Series 2020-1 Class A1†	2.417%	(c)	1/25/2060	284,150	267,472
Verus Securitization Trust Series 2020-4 Class A1†	1.502%	(c)	5/25/2065	1,003,442	922,856
Verus Securitization Trust Series 2020-INV1 Class A1†	1.977%	#(e)	3/25/2060	430,292	418,263
Vista Point Securitization Trust Series 2020-2 Class A1†	1.475%	#(e)	4/25/2065	750,228	668,593
Wells Fargo Commercial Mortgage Trust Series 2015-NXS3 Class AS	3.972%	#(e)	9/15/2057	5,548,000	5,227,360
Wells Fargo Commercial Mortgage Trust Series 2018-C45 Class A4	4.184%		6/15/2051	7,100,000	6,754,057
WFRBS Commercial Mortgage Trust Series 2014-C23 Class XA	0.549%	#(e)	10/15/2057	17,077,228	84,662
Total Non-Agency Commercial Mortgage-Backed Securities (cost $202,518,474)					197,485,352

U.S. TREASURY OBLIGATIONS 17.15%
U.S. Treasury Bonds	2.25%		5/15/2041	20,190,000	15,629,505
U.S. Treasury Bonds	3.625%		5/15/2053	83,328,000	80,196,690
U.S. Treasury Bonds	3.875%		5/15/2043	128,700,000	126,397,477
U.S. Treasury Inflation-Indexed Bonds(h)	1.50%		2/15/2053	23,902,428	23,194,692
U.S. Treasury Notes	3.50%		4/30/2028	113,702,000	112,262,959
U.S. Treasury Notes	3.875%		3/31/2025	76,317,000	75,440,547
U.S. Treasury Notes	3.875%		4/30/2025	32,800,000	32,445,094
Total U.S. Treasury Obligations (cost $467,564,171)					465,566,964
Total Long-Term Investments (cost $3,109,137,448)					3,045,512,615

See Notes to Financial Statements.	49

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 6.15%

COMMERCIAL PAPER 1.31%

Commercial Services 0.51%
Global Payments, Inc.	5.912%	6/1/2023	$13,853,000	$13,853,000

Electric 0.35%
RWE AG	6.019%	7/11/2023	9,741,000	9,677,683

Finance 0.45%
Brookfield Infrastructure Holdings Canada, Inc.	6.183%	7/18/2023	12,239,000	12,143,128
Total Commercial Paper (cost $35,673,811)				35,673,811

U.S. TREASURY OBLIGATIONS 2.71%
U.S. Treasury Bills	Zero Coupon	6/20/2023	35,984,000	35,886,882
U.S. Treasury Bills	Zero Coupon	11/24/2023	38,556,000	37,575,789
Total U.S. Treasury Obligations (cost $73,473,089)				73,462,671

REPURCHASE AGREEMENTS 2.13%
Repurchase Agreement dated 5/31/2023, 5.080% due 6/1/2023 with Barclays Bank plc collateralized by $35,623,000 of U.S. Treasury Note at 3.750% due 5/31/2030; value: $35,699,589; proceeds: $35,004,537 (cost $34,999,598)			34,999,598	34,999,598
Repurchase Agreement dated 5/31/2023, 2.600% due 6/1/2023 with Fixed Income Clearing Corp. collateralized by $24,253,500 of U.S. Treasury Note at 2.500% due 2/28/2026; $33,600 of U.S. Treasury Note at 4.625% due 3/15/2026; value: $23,401,087; proceeds: $22,943,888 (cost $22,942,231)			22,942,231	22,942,231
Total Repurchase Agreements (cost $57,941,829)				57,941,829
Total Short-Term Investments (cost $167,088,729)				167,078,311
Total Investments in Securities 118.30% (cost $3,276,226,177)				3,212,590,926
Other Assets and Liabilities – Net(i) (18.30)%				(496,862,974)
Net Assets 100.00%				$2,715,727,952

EUR	Euro.
CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At May 31, 2023, the total value of Rule 144A securities was $690,584,059, which represents 25.43% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2023.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.

50	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2023

(c)	Step Bond – Security with a predetermined schedule of interest rate changes.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2023.
(e)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(f)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(g)	Securities purchased on a when-issued basis (See Note 2(j)).
(h)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(i)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

Forward Foreign Currency Exchange Contracts at May 31, 2023:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Buy	Morgan Stanley	6/13/2023	6,025,000	$6,596,959	$6,444,136	$(152,823)
Euro	Buy	State Street Bank and Trust	6/13/2023	4,267,000	4,611,056	4,563,839	(47,217)
Euro	Sell	State Street Bank and Trust	6/13/2023	28,138,000	29,936,581	30,095,451	(158,870)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(358,910)

Futures Contracts at May 31, 2023:

					Notional		Notional	Unrealized
Type	Expiration	Contracts	Position		Amount		Value	Appreciation
U.S. 10-Year Treasury Note	September 2023	256	Long		$29,218,948		$29,304,000	$85,052
U.S. Ultra Treasury Bond	September 2023	1,110	Long		149,710,131		151,931,250	2,221,119
Total Unrealized Appreciation on Futures Contracts								$2,306,171

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Depreciation
Euro-Bobl	September 2023	57	Short	EUR	(6,660,299)	EUR	(6,695,220)	$(37,327)
Euro-Bund	September 2023	89	Short		(12,036,323)		(12,043,480)	(7,650)
U.S. 10-Year Ultra Treasury Bond	September 2023	314	Short		$(37,613,402)		$(37,822,281)	(208,879)
U.S. 2-Year Treasury Note	September 2023	1,261	Long		259,680,728		259,549,267	(131,461)
U.S. 5-Year Treasury Note	September 2023	948	Long		103,533,687		103,406,063	(127,624)
Total Unrealized Depreciation on Futures Contracts								$(512,941)

See Notes to Financial Statements.	51

Schedule of Investments (unaudited)(concluded)

CORE FIXED INCOME FUND May 31, 2023

The following is a summary of the inputs used as of May 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$369,919,379	$–	$369,919,379
Corporate Bonds	–	1,023,642,112	–	1,023,642,112
Floating Rate Loans	–	31,622,693	–	31,622,693
Foreign Government Obligations	–	97,518,585	–	97,518,585
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	16,877,052	–	16,877,052
Government Sponsored Enterprises Pass-Throughs	–	832,474,331	–	832,474,331
Municipal Bonds	–	10,406,147	–	10,406,147
Non-Agency Commercial Mortgage-Backed Securities	–	197,485,352	–	197,485,352
U.S. Treasury Obligations	–	465,566,964	–	465,566,964
Short-Term Investments
Commercial Paper	–	35,673,811	–	35,673,811
U.S. Treasury Obligations	–	73,462,671	–	73,462,671
Repurchase Agreements	–	57,941,829	–	57,941,829
Total	$–	$3,212,590,926	$–	$3,212,590,926
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(358,910)	–	(358,910)
Futures Contracts
Assets	2,306,171	–	–	2,306,171
Liabilities	(512,941)	–	–	(512,941)
Total	$1,793,230	$(358,910)	$–	$1,434,320

(1)	Refer to Note 2(u) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

52	See Notes to Financial Statements.

Schedule of Investments (unaudited)

CORE PLUS BOND FUND May 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 114.07%

ASSET-BACKED SECURITIES 14.27%

Automobiles 5.00%
Avid Automobile Receivables Trust Series 2019-1 Class C†	3.14%	7/15/2026	$207,339	$206,718
Avid Automobile Receivables Trust Series 2021-1 Class E†	3.39%	4/17/2028	950,000	861,687
BMW Vehicle Lease Trust Series 2023-1 Class A4	5.07%	6/25/2026	3,750,000	3,736,683
Capital One Prime Auto Receivables Trust Series 2022-1 Class A2	2.71%	6/16/2025	2,152,661	2,125,086
CarMax Auto Owner Trust Series 2023-1 Class C	5.19%	1/16/2029	3,975,000	3,948,142
CarMax Auto Owner Trust Series 2023-1 Class D	6.27%	11/15/2029	3,550,000	3,531,741
CPS Auto Receivables Trust Series 2020-B Class D†	4.75%	4/15/2026	151,885	151,235
CPS Auto Receivables Trust Series 2020-B Class E†	7.38%	6/15/2027	1,300,000	1,305,749
Exeter Automobile Receivables Trust Series 2020-2A Class E†	7.19%	9/15/2027	1,300,000	1,311,547
Exeter Automobile Receivables Trust Series 2022-3A Class B	4.86%	12/15/2026	2,000,000	1,974,449
Flagship Credit Auto Trust Series 2019-3 Class E†	3.84%	12/15/2026	800,000	730,742
Flagship Credit Auto Trust Series 2022-3 Class A3†	4.55%	4/15/2027	3,610,000	3,552,398
Flagship Credit Auto Trust Series 2022-4 Class A3†	6.32%	6/15/2027	3,000,000	3,034,949
Flagship Credit Auto Trust Series 2023-1 Class A3†	5.01%	8/16/2027	2,850,000	2,819,204
Flagship Credit Auto Trust Series 2023-2 Class E†	10.89%	7/15/2030	3,000,000	3,020,381
Ford Credit Auto Lease Trust Series 2023-A Class B	5.29%	6/15/2026	1,840,000	1,832,649
Ford Credit Auto Lease Trust Series 2023-A Class C	5.54%	12/15/2026	1,000,000	985,742
GM Financial Automobile Leasing Trust Series 2022-2 Class A2	2.93%	10/21/2024	1,034,983	1,025,483
GM Financial Automobile Leasing Trust Series 2023-1 Class B	5.51%	1/20/2027	3,475,000	3,471,238
GM Financial Automobile Leasing Trust Series 2023-2 Class B	5.54%	5/20/2027	3,450,000	3,439,522
OneMain Direct Auto Receivables Trust Series 2019-1 Class A†	3.63%	9/14/2027	1,026,000	991,203
OneMain Direct Auto Receivables Trust Series 2019-1A Class C†	4.19%	11/14/2028	1,487,000	1,402,883
Prestige Auto Receivables Trust Series 2021-1A Class E†	3.47%	3/15/2029	1,620,000	1,370,249
Santander Consumer Auto Receivables Trust Series 2020-BA Class F†	7.03%	8/15/2028	2,588,000	2,590,536

See Notes to Financial Statements.	53

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Santander Consumer Auto Receivables Trust Series 2021-AA Class F†	5.79%		8/15/2028	$750,000	$702,792
Santander Drive Auto Receivables Trust Series 2022-5 Class C	4.74%		10/16/2028	1,730,000	1,693,439
Santander Drive Auto Receivables Trust Series 2022-6 Class C	4.96%		11/15/2028	4,490,000	4,410,632
Santander Drive Auto Receivables Trust Series 2023-1 Class C	5.09%		5/15/2030	1,150,000	1,136,482
Tricolor Auto Securitization Trust Series 2021-1A Class E†	3.23%		9/15/2026	500,000	484,259
Westlake Automobile Receivables Trust Series 2021-1A Class F†	3.91%		9/15/2027	1,100,000	1,028,063
Westlake Automobile Receivables Trust Series 2023-1A Class A3†	5.21%		1/18/2028	3,205,000	3,185,611
Westlake Automobile Receivables Trust Series 2023-1A Class C†	5.74%		8/15/2028	935,000	932,600
Total					62,994,094

Credit Card 1.35%
BA Credit Card Trust Series 2022-A2 Class A2	5.00%		4/15/2028	3,275,000	3,293,927
Capital One Multi-Asset Execution Trust Series 2005-B3 Class B3	5.81% (3 mo. USD LIBOR + 0.55%	)#	5/15/2028	5,275,000	5,201,313
Discover Card Execution Note Trust Series 2022-A3 Class A3	3.56%		7/15/2027	4,500,000	4,383,741
Discover Card Execution Note Trust Series 2022-A4 Class A	5.03%		10/15/2027	2,965,000	2,980,444
Perimeter Master Note Business Trust Series 2019-2A Class C†	7.06%		5/15/2024	750,000	709,257
Perimeter Master Note Business Trust Series 2021-1A Class B†	4.17%		12/15/2026	500,000	467,999
Total					17,036,681

Other 7.62%
ACRES Commercial Realty Ltd. Series 2021-FL2 Class A†	6.508% (1 mo. USD LIBOR + 1.40%	)#	1/15/2037	2,150,000	2,088,233
Affirm Asset Securitization Trust Series 2022-A Class 1A†	4.30%		5/17/2027	1,995,000	1,902,449
Affirm Asset Securitization Trust Series 2023-A Class 1A†	6.61%		1/18/2028	3,165,000	3,158,049

54	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Amur Equipment Finance Receivables IX LLC Series 2021-1A Class D†	2.30%		11/22/2027	$1,000,000	$924,090
Apidos CLO XXVI Series 2017-26A Class A2R†	6.762% (3 mo. USD LIBOR + 1.50%	)#	7/18/2029	380,000	371,297
Aqua Finance Trust Series 2021-A Class A†	1.54%		7/17/2046	768,223	684,534
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL2 Class E†	8.057% (1 mo. USD LIBOR + 2.95%	)#	5/15/2036	130,000	120,544
Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1 Class A†	6.322% (30 day USD SOFR Average + 1.45%	)#	1/15/2037	4,500,000	4,419,215
Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL2 Class A†	6.909% (1 mo. USD Term SOFR + 1.85%	)#	5/15/2037	4,548,000	4,492,546
Ares XLII CLO Ltd. Series 2017-42A Class BR†	6.773% (3 mo. USD LIBOR + 1.50%	)#	1/22/2028	2,000,000	1,964,428
Avant Loans Funding Trust Series 2021-REV1 Class D†	4.30%		7/15/2030	825,000	737,624
Avant Loans Funding Trust Series 2022-REV1 Class A†	6.54%		9/15/2031	2,435,000	2,412,596
Bain Capital Credit CLO Ltd. Series 2021-1A Class A†	6.322% (3 mo. USD LIBOR + 1.06%	)#	4/18/2034	2,150,000	2,094,819
Bain Capital Credit CLO Series 2018-2A Class A1†	6.345% (3 mo. USD LIBOR + 1.08%	)#	7/19/2031	1,380,000	1,367,619
Bain Capital Credit CLO Series 2019-2A Class AR†	6.36% (3 mo. USD LIBOR + 1.10%	)#	10/17/2032	870,000	851,144
Ballyrock CLO Ltd. Series 2023-23A Class A1†	6.971% (3 mo. USD Term SOFR + 1.98%	)#	4/25/2036	2,950,000	2,955,249
Barings CLO Ltd. Series 2019-3A Class A1R†	6.32% (3 mo. USD LIBOR + 1.07%	)#	4/20/2031	500,000	492,956
BDS Ltd. Series 2021-FL7 Class A†	6.181% (1 mo. USD LIBOR + 1.07%	)#	6/16/2036	2,547,000	2,481,532
Benefit Street Partners CLO XVII Ltd. Series 2019-17A Class AR†	6.34% (3 mo. USD LIBOR + 1.08%	)#	7/15/2032	3,250,000	3,202,208
BlueMountain CLO Ltd. Series 2013-2A Class A1R†	6.453% (3 mo. USD LIBOR + 1.18%	)#	10/22/2030	1,748,412	1,738,855
BlueMountain CLO XXXI Ltd. Series 2021-31A Class A1†	6.415% (3 mo. USD LIBOR + 1.15%	)#	4/19/2034	2,010,000	1,962,363

See Notes to Financial Statements.	55

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Other (continued)
Carlyle Global Market Strategies CLO Ltd. Series 2014-3RA Class A1A†	6.342% (3 mo. USD LIBOR + 1.05%	)#	7/27/2031		$2,028,298	$2,011,333
Carlyle Global Market Strategies CLO Ltd. Series 2015-1A Class AR3†	6.23% (3 mo. USD LIBOR + 0.98%	)#	7/20/2031		716,308	707,710
Carlyle U.S. CLO Ltd. Series 2017-1A Class A1AR†	6.33% (3 mo. USD LIBOR + 1.08%	)#	4/20/2031		870,000	856,636
Cedar Funding V CLO Ltd. Series 2016-5A Class A1R†	6.36% (3 mo. USD LIBOR + 1.10%	)#	7/17/2031		700,000	693,625
CIFC Funding V Ltd. Series 2014-5A Class A1R2†	6.46% (3 mo. USD LIBOR + 1.20%	)#	10/17/2031		410,000	405,837
Dryden 36 Senior Loan Fund Series 2014-36A Class BR3†	6.698% (3 mo. USD Term SOFR + 1.71%	)#	4/15/2029		1,590,000	1,565,622
Fairstone Financial Issuance Trust Series I 2020-1A Class D†(a)	6.873%		10/20/2039	CAD	781,000	563,755
Galaxy XXVIII CLO Ltd. Series 2018-28A Class A2†	6.56% (3 mo. USD LIBOR + 1.30%	)#	7/15/2031		$2,750,000	2,729,144
Generate CLO 2 Ltd. Series 2A Class AR†	6.423% (3 mo. USD LIBOR + 1.15%	)#	1/22/2031		248,307	245,775
Grippen Park CLO Ltd. Series 2017-1A Class B†	6.90% (3 mo. USD LIBOR + 1.65%	)#	1/20/2030		550,000	540,232
HGI CRE CLO Ltd. Series 2021-FL2 Class B†	6.605% (1 mo. USD LIBOR + 1.50%	)#	9/17/2036		980,000	938,483
Jamestown CLO VI-R Ltd. Series 2018-6RA Class A1†	6.405% (3 mo. USD LIBOR + 1.15%	)#	4/25/2030		367,809	363,647
Lending Funding Trust Series 2020-2A Class A†	2.32%		4/21/2031		3,000,000	2,686,740
Lending Funding Trust Series 2020-2A Class D†	6.77%		4/21/2031		630,000	551,310
Lendmark Funding Trust Series 2021-1A Class A†	5.12%		7/20/2032		1,500,000	1,471,445
Lendmark Funding Trust Series 2021-2A Class D†	4.46%		4/20/2032		725,000	550,463
LoanCore Issuer Ltd. Series 2022-CRE7 Class A†	6.456% (30 day USD SOFR Average + 1.55%	)#	1/17/2037		1,530,000	1,504,102
Madison Park Funding XXIV Ltd. Series 2016-24A Class BR†	7.06% (3 mo. USD Term SOFR + 2.01%	)#	10/20/2029		2,450,000	2,409,933
Magnetite VII Ltd. Series 2012-7A Class A1R2†	6.06% (3 mo. USD LIBOR + 0.80%	)#	1/15/2028		1,306,477	1,295,699

56	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Marble Point CLO XVII Ltd. Series 2020-1A Class A†	6.55% (3 mo. USD LIBOR + 1.30%	)#	4/20/2033	$428,920	$420,770
Mariner Finance Issuance Trust Series 2021-AA Class E†	5.40%		3/20/2036	550,000	442,434
Mariner Finance Issuance Trust Series 2021-BA Class E†	4.68%		11/20/2036	400,000	311,425
Marlette Funding Trust Series 2021-3A Class B†	1.30%		12/15/2031	1,100,000	1,060,846
ME Funding LLC Series 2019-1 Class A2†	6.448%		7/30/2049	3,606,205	3,523,716
MF1 LLC Series 2022-FL9 Class A†	7.223% (1 mo. USD Term SOFR + 2.15%	)#	6/19/2037	5,897,000	5,878,424
MF1 Ltd. Series 2022-FL8 Class A†	6.273% (30 day USD SOFR Average + 1.35%	)#	2/19/2037	1,900,000	1,855,712
Mountain View CLO LLC Series 2017-1A Class BR†	7.01% (3 mo. USD LIBOR + 1.75%	)#	10/16/2029	250,000	245,682
Octagon Investment Partners XV Ltd. Series 2013-1A Class A1RR†	6.235% (3 mo. USD LIBOR + 0.97%	)#	7/19/2030	1,909,220	1,893,288
OneMain Financial Issuance Trust Series 2018-2A Class A†	3.57%		3/14/2033	87,137	85,759
OneMain Financial Issuance Trust Series 2020-2A Class A†	1.75%		9/14/2035	1,700,000	1,531,341
OneMain Financial Issuance Trust Series 2020-2A Class D†	3.45%		9/14/2035	280,000	238,884
Orange Lake Timeshare Trust Series 2019-A Class A†	3.06%		4/9/2038	12,011	11,501
Post Road Equipment Finance Series 2021-1 Class A2†	4.88%		11/15/2028	1,674,000	1,629,978
RAD CLO 6 Ltd. Series 2019-6A Class A1†	6.63% (3 mo. USD LIBOR + 1.38%	)#	1/20/2033	1,500,000	1,483,800
Rockford Tower CLO Ltd. Series 2018-1A Class A†	6.479% (3 mo. USD LIBOR + 1.10%	)#	5/20/2031	980,022	964,856
Romark CLO Ltd. Series 2017-1A Class A2R†	6.923% (3 mo. USD LIBOR + 1.65%	)#	10/23/2030	830,000	807,356
SCF Equipment Leasing LLC Series 2019-2A Class B†	2.76%		8/20/2026	402,000	389,989
SCF Equipment Leasing LLC Series 2021-1A Class E†	3.56%		8/20/2032	2,252,000	2,069,044
SEB Funding LLC Series 2021-1A Class A2†	4.969%		1/30/2052	3,069,308	2,714,543

See Notes to Financial Statements.	57

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Signal Peak CLO Ltd. Series 2020-8A Class A†	6.52% (3 mo. USD LIBOR + 1.27%	)#	4/20/2033	$2,000,000	$1,964,042
Sunrun Demeter Issuer LLC Series 2021-2A Class A†	2.27%		1/30/2057	648,444	518,926
TCW CLO Ltd. Series 2022 1A Class A1†	6.411% (3 mo. USD Term SOFR + 1.34%	)#	4/22/2033	1,000,000	983,250
TICP CLO IX Ltd. Series 2017-9A Class A†	6.39% (3 mo. USD LIBOR + 1.14%	)#	1/20/2031	1,557,767	1,544,929
TRTX Issuer Ltd. Series 2019-FL3 Class C†	7.281% (1 mo. USD Term SOFR + 2.21%	)#	10/15/2034	411,000	394,794
Upstart Securitization Trust Series 2021-2 Class B†	1.75%		6/20/2031	500,000	486,267
Total					95,965,397

Rec Vehicle Loan 0.30%
Octane Receivables Trust Series 2022-2A Class B†	5.85%		7/20/2028	3,828,000	3,796,595
Total Asset-Backed Securities (cost $182,664,607)					179,792,767

CORPORATE BONDS 54.41%

Aerospace/Defense 0.37%
Bombardier, Inc. (Canada)†(b)	6.00%		2/15/2028	1,762,000	1,627,329
Spirit AeroSystems, Inc.†	9.375%		11/30/2029	1,038,000	1,106,890
TransDigm, Inc.	4.625%		1/15/2029	2,121,000	1,882,451
Total					4,616,670

Agriculture 1.22%
BAT Capital Corp.	3.222%		8/15/2024	5,934,000	5,761,163
Cargill, Inc. †	4.00%		6/22/2032	2,950,000	2,757,667
Philip Morris International, Inc.	5.625%		11/17/2029	2,959,000	3,033,797
Viterra Finance BV (Netherlands)†(b)	3.20%		4/21/2031	1,208,000	968,239
Viterra Finance BV (Netherlands)†(b)	4.90%		4/21/2027	3,013,000	2,889,898
Total					15,410,764

Airlines 0.47%
Allegiant Travel Co.†	7.25%		8/15/2027	1,581,000	1,570,921
American Airlines, Inc.†	7.25%		2/15/2028	1,234,000	1,209,054
American Airlines, Inc.†	11.75%		7/15/2025	1,040,000	1,140,158
British Airways Pass-Through Trust Series 2020-1 Class A (United Kingdom)†(b)	4.25%		5/15/2034	662,391	617,042
Delta Air Lines, Inc.†	7.00%		5/1/2025	517,000	531,395

58	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Airlines (continued)
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.†	5.75%		1/20/2026	$949,000	$883,331
Total					5,951,901

Apparel 0.02%
Levi Strauss & Co.†	3.50%		3/1/2031	293,000	242,630

Auto Manufacturers 0.78%
Ford Motor Co.	3.25%		2/12/2032	2,163,000	1,645,551
Ford Motor Credit Co. LLC	7.35%		11/4/2027	3,034,000	3,068,421
Nissan Motor Acceptance Co. LLC†	1.125%		9/16/2024	5,475,000	5,087,317
Total					9,801,289

Banks 13.35%
ABN AMRO Bank NV (Netherlands)†(b)	3.324% (5 yr. CMT + 1.90%	)#	3/13/2037	1,000,000	765,249
Bank of America Corp.	2.087% (SOFR + 1.06%	)#	6/14/2029	609,000	521,973
Bank of America Corp.	2.687% (SOFR + 1.32%	)#	4/22/2032	10,431,000	8,627,120
Bank of America Corp.	3.384% (SOFR + 1.33%	)#	4/2/2026	497,000	478,471
Bank of America Corp.	3.458% (3 mo. USD Term SOFR + 1.23%	)#	3/15/2025	2,752,000	2,699,501
Bank of America Corp.	3.593% (3 mo. USD Term SOFR + 1.63%	)#	7/21/2028	3,956,000	3,690,898
Bank of America Corp.	3.97% (3 mo. USD Term SOFR + 1.33%	)#	3/5/2029	5,514,000	5,206,167
Bank of New York Mellon Corp.	4.596% (SOFR + 1.76%	)#	7/26/2030	1,601,000	1,559,710
Bank of New York Mellon Corp.	4.967% (SOFR + 1.61%	)#	4/26/2034	2,054,000	2,043,393
BankUnited, Inc.	5.125%		6/11/2030	1,300,000	925,150
BNG Bank NV (Netherlands)†(b)	3.50%		5/19/2028	6,314,000	6,163,506
BNP Paribas SA (France)†(b)	4.375% (5 yr. USD Swap + 1.48%	)#	3/1/2033	1,500,000	1,372,672
Citigroup, Inc.	2.666% (SOFR + 1.15%	)#	1/29/2031	2,000,000	1,702,118
Citigroup, Inc.	3.887% (3 mo. USD Term SOFR + 1.82%	)#	1/10/2028	4,150,000	3,952,805
Citigroup, Inc.	3.98% (3 mo. USD Term SOFR + 1.60%	)#	3/20/2030	5,539,000	5,140,137

See Notes to Financial Statements.	59

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Citigroup, Inc.	4.14% (SOFR + 1.37%	)#	5/24/2025	$394,000	$387,790
Citigroup, Inc.	6.174%	#	5/25/2034	5,733,000	5,817,508
Citizens Bank NA	4.119% (SOFR + 1.40%	)#	5/23/2025	3,212,000	3,005,609
Danske Bank AS (Denmark)†(b)	3.773% (1 yr. CMT + 1.45%	)#	3/28/2025	5,247,000	5,125,107
Danske Bank AS (Denmark)†(b)	4.375%		6/12/2028	800,000	751,562
Danske Bank AS (Denmark)†(b)	5.375%		1/12/2024	1,360,000	1,349,636
Discover Bank	4.682% (5 yr. USD Swap + 1.73%	)#	8/9/2028	1,475,000	1,358,536
First-Citizens Bank & Trust Co.	2.969% (3 mo. USD Term SOFR + 1.72%	)#	9/27/2025	2,652,000	2,481,007
Goldman Sachs Group, Inc.	2.383% (SOFR + 1.25%	)#	7/21/2032	6,000,000	4,835,503
Goldman Sachs Group, Inc.	3.272% (3 mo. USD Term SOFR + 1.46%	)#	9/29/2025	4,081,000	3,948,280
HSBC Holdings PLC (United Kingdom)(b)	3.803% (3 mo. USD LIBOR + 1.21%	)#	3/11/2025	2,305,000	2,262,530
Huntington Bancshares, Inc.	2.625%		8/6/2024	3,056,000	2,892,444
JPMorgan Chase & Co.	2.58% (3 mo. USD Term SOFR + 1.25%	)#	4/22/2032	4,000,000	3,332,260
JPMorgan Chase & Co.	2.963% (SOFR + 1.26%	)#	1/25/2033	15,164,000	12,841,864
Lloyds Banking Group PLC (United Kingdom)(b)	3.90%		3/12/2024	2,901,000	2,855,295
M&T Bank Corp.	5.053% (SOFR + 1.85%	)#	1/27/2034	2,637,000	2,435,413
Macquarie Bank Ltd. (Australia)†(b)	3.624%		6/3/2030	2,196,000	1,854,768
Macquarie Group Ltd. (Australia)†(b)	2.691% (SOFR + 1.44%	)#	6/23/2032	980,000	782,551
Macquarie Group Ltd. (Australia)†(b)	4.654% (3 mo. USD LIBOR + 1.73%	)#	3/27/2029	5,213,000	5,009,450
Mitsubishi UFJ Financial Group, Inc. (Japan)(b)	5.541% (1 yr. CMT + 1.50%	)#	4/17/2026	1,447,000	1,445,264
Morgan Stanley	2.239% (SOFR + 1.18%	)#	7/21/2032	8,000,000	6,388,365
Morgan Stanley	2.484% (SOFR + 1.36%	)#	9/16/2036	1,170,000	884,046
Morgan Stanley	4.00%		7/23/2025	959,000	938,405
Morgan Stanley	4.431% (3 mo. USD Term SOFR + 1.63%	)#	1/23/2030	8,000,000	7,686,584

60	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Morgan Stanley	5.05% (SOFR + 1.30%	)#	1/28/2027	$1,335,000	$1,331,408
National Australia Bank Ltd. (Australia)†(b)	3.933% (5 yr. CMT + 1.88%	)#	8/2/2034	1,425,000	1,235,849
Royal Bank of Canada (Canada)(b)	6.00%		11/1/2027	1,391,000	1,442,061
State Street Corp.	4.164% (SOFR + 1.73%	)#	8/4/2033	2,430,000	2,261,013
Toronto-Dominion Bank (Canada)(b)	4.456%		6/8/2032	3,661,000	3,464,296
U.S. Bancorp	4.839% (SOFR + 1.60%	)#	2/1/2034	2,457,000	2,306,730
U.S. Bancorp	4.967% (SOFR + 2.11%	)#	7/22/2033	1,849,000	1,676,275
UBS AG (Switzerland)(b)	5.125%		5/15/2024	3,045,000	3,000,360
UBS Group AG (Switzerland)†(b)	1.494% (1 yr. CMT + 0.85%	)#	8/10/2027	2,499,000	2,156,063
UBS Group AG (Switzerland)†(b)	5.711% (1 yr. CMT + 1.55%	)#	1/12/2027	13,217,000	13,113,451
Wells Fargo & Co.	2.188% (SOFR + 2.00%	)#	4/30/2026	2,358,000	2,219,646
Wells Fargo & Co.	2.393% (SOFR + 2.10%	)#	6/2/2028	3,000,000	2,684,329
Wells Fargo & Co.	3.35% (SOFR + 1.50%	)#	3/2/2033	2,457,000	2,112,205
Wells Fargo & Co.	5.389% (SOFR + 2.02%	)#	4/24/2034	3,475,000	3,481,643
Western Alliance Bancorp	3.00% (3 mo. USD Term SOFR + 2.25%	)#	6/15/2031	215,000	152,650
Total					168,156,626

Beverages 0.21%
Constellation Brands, Inc.	3.15%		8/1/2029	2,964,000	2,676,903

Biotechnology 0.45%
Amgen, Inc.(c)	5.25%		3/2/2030	5,305,000	5,348,093
Baxalta, Inc.	4.00%		6/23/2025	311,000	303,826
Total					5,651,919

Building Materials 0.45%
Eco Material Technologies, Inc.†	7.875%		1/31/2027	1,119,000	1,064,611
Emerald Debt Merger Sub LLC†	6.625%		12/15/2030	1,866,000	1,853,404
Smyrna Ready Mix Concrete LLC†	6.00%		11/1/2028	1,726,000	1,607,624

See Notes to Financial Statements.	61

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Building Materials (continued)
Standard Industries, Inc.†	4.375%		7/15/2030		$1,324,000	$1,119,311
Total						5,644,950

Chemicals 0.87%
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%		6/15/2028		1,487,000	1,291,947
International Flavors & Fragrances, Inc.†	1.23%		10/1/2025		4,782,000	4,267,391
OCP SA (Malaysia)†(b)	3.75%		6/23/2031		2,230,000	1,835,818
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%		4/1/2025		1,279,000	1,241,333
Sasol Financing USA LLC†	8.75%		5/3/2029		2,480,000	2,377,787
Total						11,014,276

Coal 0.12%
SunCoke Energy, Inc.†	4.875%		6/30/2029		1,800,000	1,483,931

Commercial Services 0.52%
Adani Ports & Special Economic Zone Ltd. (India)(b)	4.00%		7/30/2027		1,900,000	1,641,590
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl (Luxembourg)†(b)	4.625%		6/1/2028		1,725,000	1,415,752
Garda World Security Corp. (Canada)†(b)	7.75%		2/15/2028		1,875,000	1,882,566
Global Payments, Inc.	4.00%		6/1/2023		1,635,000	1,635,000
Total						6,574,908

Computers 0.74%
Booz Allen Hamilton, Inc.†	3.875%		9/1/2028		3,113,000	2,794,354
International Business Machines Corp.(a)	1.50%		5/23/2029	EUR	1,329,000	1,272,829
International Business Machines Corp.(a)	3.75%		2/6/2035	EUR	1,527,000	1,599,963
Leidos, Inc.	5.75%		3/15/2033		$3,641,000	3,617,847
Total						9,284,993

Cosmetics/Personal Care 0.18%
Haleon U.S. Capital LLC	3.625%		3/24/2032		2,540,000	2,281,324

Diversified Financial Services 3.17%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(b)	4.875%		1/16/2024		1,050,000	1,041,108
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Series 3NC1 (Ireland)(b)	1.75%		10/29/2024		3,000,000	2,816,748
Aircastle Ltd.†	2.85%		1/26/2028		3,169,000	2,712,277
American Express Co.	4.42% (SOFR + 1.76%	)#	8/3/2033		2,326,000	2,200,676
Aviation Capital Group LLC†	1.95%		1/30/2026		315,000	281,531

62	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Diversified Financial Services (continued)
Aviation Capital Group LLC†	5.50%	12/15/2024		$4,000,000	$3,924,922
Avolon Holdings Funding Ltd. (Ireland)†(b)	2.125%	2/21/2026		2,000,000	1,760,503
Avolon Holdings Funding Ltd. (Ireland)†(b)	3.95%	7/1/2024		500,000	483,793
Avolon Holdings Funding Ltd. (Ireland)†(b)	4.25%	4/15/2026		11,371,000	10,534,550
Avolon Holdings Funding Ltd. (Ireland)†(b)	5.25%	5/15/2024		5,596,000	5,510,788
Intercontinental Exchange, Inc.	4.00%	9/15/2027		3,973,000	3,905,868
Navient Corp.	5.50%	3/15/2029		1,850,000	1,533,030
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027		18,000	17,156
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045		303,000	245,232
OneMain Finance Corp.	6.625%	1/15/2028		1,579,000	1,431,077
Park Aerospace Holdings Ltd. (Ireland)†(b)	5.50%	2/15/2024		382,000	377,958
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(b)	7.875%	5/1/2027		1,309,000	1,182,721
Total					39,959,938

Electric 5.33%
AEP Texas, Inc.	5.40%	6/1/2033		1,516,000	1,519,591
American Transmission Systems, Inc.†	2.65%	1/15/2032		4,000,000	3,322,704
Ausgrid Finance Pty. Ltd. (Australia)†(b)	4.35%	8/1/2028		772,000	737,424
Calpine Corp.†	5.125%	3/15/2028		2,702,000	2,423,546
CenterPoint Energy Houston Electric LLC	4.95%	4/1/2033		3,868,000	3,886,217
Constellation Energy Generation LLC	5.80%	3/1/2033		5,500,000	5,657,083
Constellation Energy Generation LLC	6.25%	10/1/2039		2,500,000	2,597,825
Duke Energy Corp.	4.50%	8/15/2032		5,713,000	5,403,702
Duke Energy Indiana LLC	5.40%	4/1/2053		3,000,000	2,983,925
Electricite de France SA (France)†(b)	6.25%	5/23/2033		3,836,000	3,888,842
Enel Finance International NV(a)	0.50%	6/17/2030	EUR	2,898,000	2,458,347
Entergy Corp.	0.90%	9/15/2025		$2,675,000	2,417,386
Eskom Holdings SOC Ltd. (South Africa)†(b)	7.125%	2/11/2025		1,100,000	1,056,564
Indiana Michigan Power Co.	5.625%	4/1/2053		1,317,000	1,347,800
Indianapolis Power & Light Co.†	5.65%	12/1/2032		3,849,000	3,975,363
IPALCO Enterprises, Inc.	4.25%	5/1/2030		5,640,000	5,114,001
Minejesa Capital BV (Netherlands)†(b)	4.625%	8/10/2030		3,330,000	2,991,435
NRG Energy, Inc.†	4.45%	6/15/2029		2,046,000	1,830,358
NRG Energy, Inc.†	5.25%	6/15/2029		2,649,000	2,391,786
Oglethorpe Power Corp.	5.95%	11/1/2039		1,050,000	1,040,827

See Notes to Financial Statements.	63

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Electric (continued)
Oklahoma Gas & Electric Co.	5.40%		1/15/2033		$3,311,000	$3,389,214
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia)†(b)	3.00%		6/30/2030		2,575,000	2,209,940
Southern Co.	4.475%	(d)	8/1/2024		4,523,000	4,457,677
Total						67,101,557

Electronics 0.36%
Honeywell International, Inc.(a)	4.125%		11/2/2034	EUR	1,455,000	1,581,389
Trimble, Inc.(c)	6.10%		3/15/2033		$2,885,000	2,923,305
Total						4,504,694

Energy-Alternate Sources 0.15%
Empresa Generadora de Electricidad Haina SA (Dominican Republic)†(b)	5.625%		11/8/2028		2,000,000	1,824,900

Engineering & Construction 0.46%
Cellnex Finance Co. SA (Spain)†(b)	3.875%		7/7/2041		500,000	367,779
Fluor Corp.	4.25%		9/15/2028		1,015,000	933,800
Jacobs Engineering Group, Inc.	5.90%		3/1/2033		3,332,000	3,305,402
Weekley Homes LLC/Weekley Finance Corp.†	4.875%		9/15/2028		1,421,000	1,247,801
Total						5,854,782

Entertainment 0.69%
Caesars Entertainment, Inc.†	4.625%		10/15/2029		1,975,000	1,705,146
Cinemark USA, Inc.†	5.875%		3/15/2026		1,303,000	1,239,909
Jacobs Entertainment, Inc.†	6.75%		2/15/2029		983,000	864,013
Penn Entertainment, Inc.†	4.125%		7/1/2029		1,089,000	879,547
Warnermedia Holdings, Inc.	3.428%		3/15/2024		4,072,000	3,987,414
Total						8,676,029

Food 0.17%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	3.50%		3/15/2029		764,000	665,592
Lamb Weston Holdings, Inc.†	4.125%		1/31/2030		431,000	384,298
Post Holdings, Inc.†	4.625%		4/15/2030		1,250,000	1,095,742
Total						2,145,632

Gas 1.20%
CenterPoint Energy Resources Corp.	5.40%		3/1/2033		2,822,000	2,872,647
East Ohio Gas Co.†	1.30%		6/15/2025		2,649,000	2,440,464
National Fuel Gas Co.	3.95%		9/15/2027		2,836,000	2,657,935

64	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Gas (continued)
National Fuel Gas Co.	5.50%	1/15/2026	$1,308,000	$1,299,217
NiSource, Inc.	2.95%	9/1/2029	3,977,000	3,507,337
ONE Gas, Inc.	1.10%	3/11/2024	451,000	435,750
Southwest Gas Corp.	4.05%	3/15/2032	2,156,000	1,945,336
Total				15,158,686

Health Care-Products 0.38%
GE HealthCare Technologies, Inc.†	5.65%	11/15/2027	4,744,000	4,842,606

Health Care-Services 3.03%
Catalent Pharma Solutions, Inc.†	5.00%	7/15/2027	1,326,000	1,207,335
Centene Corp.	2.45%	7/15/2028	2,700,000	2,322,351
Centene Corp.	3.375%	2/15/2030	6,500,000	5,610,410
Centene Corp.	4.25%	12/15/2027	962,000	904,934
CHS/Community Health Systems, Inc.†	5.625%	3/15/2027	1,308,000	1,120,920
DaVita, Inc.†	4.625%	6/1/2030	1,372,000	1,176,847
Elevance Health, Inc.	2.25%	5/15/2030	2,750,000	2,324,126
Elevance Health, Inc.	5.125%	2/15/2053	2,263,000	2,171,356
Elevance Health, Inc.	5.50%	10/15/2032	2,250,000	2,327,216
HCA, Inc.	5.50%	6/1/2033	3,205,000	3,200,423
Humana, Inc.	1.35%	2/3/2027	2,892,000	2,539,757
Humana, Inc.	5.875%	3/1/2033	3,486,000	3,663,381
ModivCare Escrow Issuer, Inc.†	5.00%	10/1/2029	1,808,000	1,376,891
Molina Healthcare, Inc.†	3.875%	11/15/2030	537,000	460,229
Tenet Healthcare Corp.	6.125%	10/1/2028	1,875,000	1,778,924
Tenet Healthcare Corp.†	6.75%	5/15/2031	1,175,000	1,175,306
U.S. Acute Care Solutions LLC†	6.375%	3/1/2026	1,416,000	1,201,533
UnitedHealth Group, Inc.	4.00%	5/15/2029	3,741,000	3,619,780
Total				38,181,719

Insurance 1.18%
Assurant, Inc.	2.65%	1/15/2032	515,000	391,273
Assurant, Inc.	3.70%	2/22/2030	312,000	271,116
F&G Global Funding†	5.15%	7/7/2025	1,250,000	1,220,401
GA Global Funding Trust†	3.85%	4/11/2025	4,577,000	4,388,180
Jones Deslauriers Insurance Management, Inc. (Canada)†(b)	8.50%	3/15/2030	1,213,000	1,211,663
Metropolitan Life Global Funding I†	4.05%	8/25/2025	558,000	541,667
Metropolitan Life Global Funding I†	5.15%	3/28/2033	2,672,000	2,668,113

See Notes to Financial Statements.	65

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Insurance (continued)
New York Life Global Funding†	4.55%	1/28/2033	$3,753,000	$3,659,035
Protective Life Corp.	8.45%	10/15/2039	393,000	466,184
Total				14,817,632

Internet 1.41%
Amazon.com, Inc.	4.70%	12/1/2032	7,612,000	7,722,558
Gen Digital, Inc.†	7.125%	9/30/2030	1,231,000	1,230,032
Netflix, Inc.	5.875%	11/15/2028	2,924,000	3,033,399
Netflix, Inc.	6.375%	5/15/2029	2,559,000	2,715,206
Prosus NV (Netherlands)†(b)	3.257%	1/19/2027	3,370,000	3,060,293
Total				17,761,488

Iron-Steel 0.14%
Commercial Metals Co.	4.125%	1/15/2030	424,000	372,699
U.S. Steel Corp.	6.875%	3/1/2029	1,431,000	1,384,450
Total				1,757,149

Leisure Time 0.53%
Carnival Corp.†	9.875%	8/1/2027	1,157,000	1,195,359
Life Time, Inc.†	5.75%	1/15/2026	1,201,000	1,164,978
NCL Corp. Ltd.†	5.875%	2/15/2027	1,537,000	1,465,278
Royal Caribbean Cruises Ltd.†	5.375%	7/15/2027	1,992,000	1,837,654
Royal Caribbean Cruises Ltd.†	8.25%	1/15/2029	900,000	947,811
Total				6,611,080

Lodging 0.03%
Hilton Domestic Operating Co., Inc.	4.875%	1/15/2030	364,000	338,779

Machinery-Diversified 0.66%
Chart Industries, Inc.†	9.50%	1/1/2031	1,497,000	1,567,119
nVent Finance Sarl (Luxembourg)(b)	4.55%	4/15/2028	5,416,000	5,117,112
TK Elevator U.S. Newco, Inc.†	5.25%	7/15/2027	1,832,000	1,689,126
Total				8,373,357

Media 0.41%
DISH Network Corp.†	11.75%	11/15/2027	1,393,000	1,334,803
FactSet Research Systems, Inc.	3.45%	3/1/2032	3,397,000	2,920,775
Gray Escrow II, Inc.†	5.375%	11/15/2031	1,424,000	907,464
Total				5,163,042

66	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Mining 0.88%
Anglo American Capital PLC (United Kingdom)†(b)	4.00%	9/11/2027	$1,550,000	$1,469,086
Corp. Nacional del Cobre de Chile (Chile)†(b)	5.125%	2/2/2033	3,040,000	3,027,804
FMG Resources August 2006 Pty. Ltd. (Australia)†(b)	4.375%	4/1/2031	2,438,000	2,062,655
Glencore Funding LLC†	4.875%	3/12/2029	2,283,000	2,218,513
Hecla Mining Co.	7.25%	2/15/2028	1,221,000	1,202,545
Novelis Corp.†	3.875%	8/15/2031	1,414,000	1,162,812
Total				11,143,415

Miscellaneous Manufacturing 0.10%
LSB Industries, Inc.†	6.25%	10/15/2028	1,351,000	1,224,378

Oil & Gas 4.32%
Antero Resources Corp.†	5.375%	3/1/2030	2,334,000	2,148,167
Baytex Energy Corp. (Canada)†(b)	8.75%	4/1/2027	1,628,000	1,646,847
California Resources Corp.†	7.125%	2/1/2026	296,000	300,706
Callon Petroleum Co.†	8.00%	8/1/2028	1,742,000	1,705,509
Comstock Resources, Inc.†	6.75%	3/1/2029	1,174,000	1,027,491
Continental Resources, Inc.†	5.75%	1/15/2031	8,823,000	8,412,040
Crescent Energy Finance LLC†	9.25%	2/15/2028	1,794,000	1,738,772
Diamondback Energy, Inc.	3.125%	3/24/2031	1,500,000	1,279,512
Diamondback Energy, Inc.	3.50%	12/1/2029	6,309,000	5,704,208
Earthstone Energy Holdings LLC†	8.00%	4/15/2027	1,556,000	1,516,112
EQT Corp.	7.00%	2/1/2030	6,000,000	6,216,300
Gulfport Energy Corp.†	8.00%	5/17/2026	1,253,517	1,251,718
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%	2/1/2029	1,193,000	1,081,614
Occidental Petroleum Corp.	6.125%	1/1/2031	168,000	170,900
Occidental Petroleum Corp.	6.45%	9/15/2036	1,200,000	1,222,224
Occidental Petroleum Corp.	6.625%	9/1/2030	1,576,000	1,644,414
Ovintiv, Inc.	6.50%	2/1/2038	2,245,000	2,226,009
Patterson-UTI Energy, Inc.	5.15%	11/15/2029	3,152,000	2,774,816
PBF Holding Co. LLC/PBF Finance Corp.	6.00%	2/15/2028	1,167,000	1,087,002
PDC Energy, Inc.	5.75%	5/15/2026	745,000	743,398
Permian Resources Operating LLC†	7.75%	2/15/2026	1,160,000	1,169,541
Petroleos Mexicanos (Mexico)(b)	6.70%	2/16/2032	2,817,000	2,113,325
Precision Drilling Corp. (Canada)†(b)	6.875%	1/15/2029	1,795,000	1,609,385
Rockcliff Energy II LLC†	5.50%	10/15/2029	1,254,000	1,153,705
SM Energy Co.	6.625%	1/15/2027	1,166,000	1,122,357
Vermilion Energy, Inc. (Canada)†(b)	6.875%	5/1/2030	2,925,000	2,665,041
Vital Energy, Inc.	9.50%	1/15/2025	765,000	757,478
Total				54,488,591

See Notes to Financial Statements.	67

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas Services 0.17%
NOV, Inc.	3.60%	12/1/2029	$2,450,000	$2,195,242

Packaging & Containers 0.28%
Owens-Brockway Glass Container, Inc.†	6.625%	5/13/2027	1,120,000	1,119,608
Pactiv Evergreen Group Issuer LLC/Pactiv
Evergreen Group Issuer, Inc.†	4.375%	10/15/2028	2,822,000	2,459,387
Total				3,578,995

Pharmaceuticals 2.53%
180 Medical, Inc.†	3.875%	10/15/2029	866,000	758,397
AbbVie, Inc.	3.20%	11/21/2029	5,941,000	5,394,966
Bayer Corp.†	6.65%	2/15/2028	203,000	215,080
Bayer U.S. Finance II LLC†	4.25%	12/15/2025	4,694,000	4,558,841
BellRing Brands, Inc.†	7.00%	3/15/2030	1,124,000	1,140,607
Cigna Group	2.40%	3/15/2030	5,376,000	4,581,143
Cigna Group	4.375%	10/15/2028	292,000	284,753
CVS Health Corp.	1.75%	8/21/2030	1,745,000	1,403,744
CVS Health Corp.	3.25%	8/15/2029	6,050,000	5,474,228
CVS Health Corp.	5.05%	3/25/2048	3,050,000	2,757,451
Pfizer Investment Enterprises Pte. Ltd. (Singapore)(b)	4.75%	5/19/2033	5,295,000	5,318,759
Total				31,887,969

Pipelines 1.67%
Cheniere Energy Partners LP	3.25%	1/31/2032	1,700,000	1,392,808
CNX Midstream Partners LP†	4.75%	4/15/2030	1,896,000	1,572,348
EIG Pearl Holdings Sarl (Luxembourg)†(b)	3.545%	8/31/2036	3,600,000	3,069,274
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)†(b)	3.25%	9/30/2040	4,630,000	3,629,040
Kinder Morgan Energy Partners LP	4.25%	9/1/2024	1,129,000	1,102,643
NGPL PipeCo LLC†	3.25%	7/15/2031	600,000	496,406
NGPL PipeCo LLC†	4.875%	8/15/2027	2,750,000	2,632,594
Sabine Pass Liquefaction LLC	5.625%	3/1/2025	1,912,000	1,912,017
TMS Issuer Sarl (Luxembourg)†(b)	5.78%	8/23/2032	3,000,000	3,128,640
Venture Global Calcasieu Pass LLC†	4.125%	8/15/2031	938,000	809,704
Venture Global LNG, Inc.†	8.375%	6/1/2031	1,230,000	1,237,663
Total				20,983,137

REITS 1.26%
American Tower Corp.	2.95%	1/15/2025	1,912,000	1,837,526
American Tower Corp.	3.80%	8/15/2029	4,976,000	4,593,286

68	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
REITS (continued)
American Tower Corp.	5.55%	7/15/2033	$1,521,000	$1,531,644
Crown Castle, Inc.	2.10%	4/1/2031	3,000,000	2,419,126
Crown Castle, Inc.	3.30%	7/1/2030	4,627,000	4,090,391
EPR Properties	4.95%	4/15/2028	701,000	607,979
VICI Properties LP/VICI Note Co., Inc.†	5.625%	5/1/2024	831,000	826,204
Total				15,906,156

Retail 0.68%
7-Eleven, Inc.†	0.80%	2/10/2024	1,620,000	1,562,527
Asbury Automotive Group, Inc.†	5.00%	2/15/2032	1,125,000	966,288
Gap, Inc.†	3.875%	10/1/2031	1,865,000	1,288,765
Lowe’s Cos., Inc.	5.00%	4/15/2033	3,567,000	3,535,344
Macy’s Retail Holdings LLC†	5.875%	4/1/2029	1,377,000	1,219,041
Total				8,571,965

Semiconductors 0.22%
Broadcom, Inc.†	4.15%	4/15/2032	2,413,000	2,173,329
Microchip Technology, Inc.	4.333%	6/1/2023	598,000	598,000
Total				2,771,329

Software 1.37%
Cloud Software Group, Inc.†	6.50%	3/31/2029	1,790,000	1,584,754
MSCI, Inc.†	3.625%	11/1/2031	3,879,000	3,242,762
Oracle Corp.	2.875%	3/25/2031	3,491,000	2,969,536
Oracle Corp.	6.25%	11/9/2032	3,185,000	3,370,190
ROBLOX Corp.†	3.875%	5/1/2030	1,484,000	1,272,664
ServiceNow, Inc.	1.40%	9/1/2030	3,000,000	2,388,502
Workday, Inc.	3.80%	4/1/2032	2,750,000	2,480,948
Total				17,309,356

Telecommunications 1.73%
AT&T, Inc.	4.30%	2/15/2030	6,709,000	6,424,345
Frontier Communications Holdings LLC†	5.00%	5/1/2028	2,159,000	1,810,203
Sprint Capital Corp.	6.875%	11/15/2028	2,226,000	2,381,744
Sprint Capital Corp.	8.75%	3/15/2032	1,994,000	2,424,339
T-Mobile USA, Inc.	3.50%	4/15/2025	814,000	789,560
T-Mobile USA, Inc.	3.875%	4/15/2030	8,600,000	7,981,966
Total				21,812,157

Trucking & Leasing 0.15%
Fortress Transportation & Infrastructure Investors LLC†	5.50%	5/1/2028	2,035,000	1,829,175
Total Corporate Bonds (cost $700,743,658)				685,568,019

See Notes to Financial Statements.	69

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
FLOATING RATE LOANS(e) 0.87%

Airlines 0.08%
Mileage Plus Holdings LLC 2020 Term Loan B	10.213% (3 mo. USD LIBOR + 5.25%	)	6/21/2027	$944,444	$979,417

Entertainment 0.09%
Stars Group Holdings BV 2018 USD Incremental Term Loan (Netherlands)(b)	7.409% (3 mo. USD LIBOR + 2.25%	)	7/21/2026	1,209,190	1,205,962

Financial 0.02%
LPL Holdings, Inc. 2019 Term Loan B1	6.843%		11/12/2026	319,800	317,267

Lodging 0.24%
Hilton Domestic Operating Co., Inc. 2019 Term Loan B2	6.95% (1 mo. USD Term SOFR + 1.75%	)	6/22/2026	3,000,000	2,988,090

Media 0.35%
Charter Communications Operating, LLC 2019 Term Loan B1	6.795% (1 mo. USD LIBOR	)	4/30/2025	3,314,669	3,311,852
Charter Communications Operating, LLC 2019 Term Loan B2	6.795% - 6.90% (3 mo. USD Term SOFR	)	2/1/2027	1,067,235	1,047,560
Total					4,359,412

Utilities 0.09%
Vistra Operations Co. LLC 1st Lien Term Loan B3	6.858% - 6.90% (1 mo. USD LIBOR + 1.75% (3 mo. USD LIBOR + 1.75%	) )	12/31/2025	1,096,885	1,090,029
Total Floating Rate Loans (cost $10,993,258)					10,940,177

FOREIGN GOVERNMENT OBLIGATIONS(b) 3.90%

Canada 1.04%
Province of Quebec	3.625%		4/13/2028	13,441,000	13,163,476

Costa Rica 0.18%
Costa Rica Government International Bonds†	6.55%		4/3/2034	2,240,000	2,266,320

70	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Japan 0.45%
Japan International Cooperation Agency	4.00%		5/23/2028	$5,690,000	$5,608,158

Mexico 0.28%
Mexico Government International Bonds	4.875%		5/19/2033	3,700,000	3,541,088

Panama 0.23%
Panama Government International Bonds	2.252%		9/29/2032	3,830,000	2,950,745

Saudi Arabia 0.23%
Saudi Government International Bonds†	4.875%		7/18/2033	2,906,000	2,932,622

Senegal 0.10%
Senegal Government International Bonds†	6.25%		5/23/2033	1,500,000	1,200,210

Sri Lanka 0.01%
Sri Lanka Government International Bonds†(f)	5.875%		7/25/2022	290,000	117,448

Sweden 1.31%
Kommuninvest I Sverige AB†	4.25%		12/10/2025	6,272,000	6,249,820
Svensk Exportkredit AB	4.00%		7/15/2025	10,378,000	10,269,183
Total					16,519,003

Turkey 0.07%
Turkiye Ihracat Kredi Bankasi AS†	9.375%		1/31/2026	900,000	867,033
Total Foreign Government Obligations (cost $49,848,240)					49,166,103

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.40%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series 145 Class A2	2.58%		5/25/2032	2,865,000	2,491,973
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series G07 Class A2	3.123%	#(g)	8/25/2032	2,769,000	2,511,903
Government National Mortgage Association Series 2017-76 Class AS	2.65%		11/16/2050	4,400	3,885
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $4,948,031)					5,007,761

See Notes to Financial Statements.	71

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 26.35%
Federal Home Loan Bank	5.06%	#	8/2/2023	$25,170,000	$25,170,072
Federal Home Loan Bank	5.08% (SOFR + 2.00%	)#	9/19/2023	12,240,000	12,249,111
Federal Home Loan Mortgage Corp.	2.50%		11/1/2050 - 7/1/2051	7,105,451	6,132,806
Federal Home Loan Mortgage Corp.	3.50%		2/1/2046	872,245	820,403
Federal Home Loan Mortgage Corp.	4.50%		8/1/2052	2,203,023	2,161,747
Federal Home Loan Mortgage Corp.	5.00%		7/1/2052 - 8/1/2052	4,829,266	4,804,896
Federal National Mortgage Association	2.00%		6/1/2051 - 11/1/2051	1,893,771	1,564,539
Federal National Mortgage Association	2.50%		1/1/2051 - 5/1/2052	16,774,283	14,503,461
Federal National Mortgage Association	3.00%		12/1/2048 - 1/1/2051	1,697,189	1,535,404
Federal National Mortgage Association	3.50%		7/1/2045 - 4/1/2052	3,228,069	3,002,660
Federal National Mortgage Association	4.00%		5/1/2052 - 6/1/2052	3,374,822	3,223,322
Federal National Mortgage Association	5.00%		7/1/2052 - 8/1/2052	3,461,107	3,447,994
Government National Mortgage Association(h)	3.00%		TBA	15,617,000	14,070,856
Government National Mortgage Association(h)	3.50%		TBA	4,661,000	4,327,993
Government National Mortgage Association(h)	4.00%		TBA	5,432,000	5,167,614
Government National Mortgage Association(h)	4.50%		TBA	7,586,000	7,374,866
Government National Mortgage Association(h)	5.00%		TBA	44,519,000	43,965,758
Government National Mortgage Association(h)	5.50%		TBA	31,265,000	31,243,017
Government National Mortgage Association(h)	6.00%		TBA	32,659,000	32,957,524
Government National Mortgage Association(h)	6.50%		TBA	14,619,000	14,864,554
Uniform Mortgage-Backed Security(h)	2.00%		TBA	4,074,000	3,355,531
Uniform Mortgage-Backed Security(h)	2.50%		TBA	7,849,000	6,720,246
Uniform Mortgage-Backed Security(h)	3.00%		TBA	10,549,000	9,375,218
Uniform Mortgage-Backed Security(h)	3.50%		TBA	6,455,000	5,936,835
Uniform Mortgage-Backed Security(h)	4.00%		TBA	6,488,000	6,134,201
Uniform Mortgage-Backed Security(h)	4.50%		TBA	4,007,000	3,883,268
Uniform Mortgage-Backed Security(h)	5.00%		TBA	20,219,000	20,025,748

72	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Uniform Mortgage-Backed Security(h)	5.50%		TBA	$23,667,000	$23,721,581
Uniform Mortgage-Backed Security(h)	6.00%		TBA	12,860,000	13,009,699
Uniform Mortgage-Backed Security(h)	6.50%		TBA	7,151,000	7,315,808
Total Government Sponsored Enterprises Pass-Throughs (cost $332,778,678)					332,066,732

MUNICIPAL BONDS 0.28%

Government 0.14%
State of Illinois GO	5.10%		6/1/2033	1,760,000	1,741,723

Natural Gas 0.14%
Texas Natural Gas Securitization Finance Corp.	5.102%		4/1/2035	1,689,000	1,733,078
Total Municipal Bonds (cost $3,462,022)					3,474,801

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 7.18%
Angel Oak Mortgage Trust Series 2020-1 Class A1†	2.466%	#(g)	12/25/2059	22,807	21,420
BBCMS Mortgage Trust Series 2018-TALL Class E†	7.695% (1 mo. USD LIBOR + 2.59%	)#	3/15/2037	64,000	38,621
BBCMS Mortgage Trust Series 2019-BWAY Class A†	6.13% (1 mo. USD Term SOFR + 1.07%	)#	11/15/2034	311,000	256,386
BBCMS Mortgage Trust Series 2019-BWAY Class B†	6.484% (1 mo. USD Term SOFR + 1.42%	)#	11/15/2034	87,000	69,903
BBCMS Mortgage Trust Series 2019-BWAY Class C†	6.784% (1 mo. USD Term SOFR + 1.72%	)#	11/15/2034	350,000	270,558
BFLD Trust Series 2019-DPLO Class F†	7.714% (1 mo. USD Term SOFR + 2.65%	)#	10/15/2034	1,070,000	1,049,349
BHMS Mortgage Trust Series 2018-ATLS Class A†	6.357% (1 mo. USD LIBOR + 1.25%	)#	7/15/2035	3,384,409	3,293,296
BHMS Mortgage Trust Series 2018-ATLS Class C†	7.007% (1 mo. USD LIBOR + 1.90%	)#	7/15/2035	2,000,000	1,902,489
BMO Mortgage Trust Series 2023-C5 Class A4(i)	5.494%		6/15/2056	2,356,000	2,408,178
BRAVO Residential Funding Trust Series 2021-NQM2 Class A1†	0.97%	#(g)	3/25/2060	1,052,240	982,103
BX Commercial Mortgage Trust Series 2021-ACNT Class A†	5.958% (1 mo. USD LIBOR + 0.85%	)#	11/15/2038	2,250,000	2,183,309

See Notes to Financial Statements.	73

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2023

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust Series 2021-XL2 Class A†	5.796% (1 mo. USD LIBOR + 0.69%	)#	10/15/2038		$2,780,145	$2,689,713
BX Trust Series 2021-ARIA Class E†	7.352% (1 mo. USD LIBOR + 2.24%	)#	10/15/2036		2,000,000	1,885,081
CF Trust Series 2019-BOSS Class A1†	8.357% (1 mo. USD LIBOR + 3.25%	)#	12/15/2024		222,000	209,321
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class AS	3.849%		2/10/2049		97,572	90,198
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class D†	2.85%		2/10/2049		485,000	184,767
Citigroup Mortgage Loan Trust Series 2022-INV1 Class A3B†	3.00%	#(g)	11/27/2051		2,497,071	2,115,730
COMM Mortgage Trust Series 2014-CR17 Class AM	4.174%		5/10/2047		2,170,000	2,100,547
COMM Mortgage Trust Series 2015-LC21 Class AM	4.043%	#(g)	7/10/2048		1,994,000	1,873,745
Commercial Mortgage Pass-Through Certificates Series 2012-LTRT Class A2†	3.40%		10/5/2030		87,196	76,391
Commercial Mortgage Pass-Through Certificates Series 2014-UBS4 Class D†	4.712%	#(g)	8/10/2047		835,000	590,425
Commercial Mortgage Pass-Through Certificates Series 2014-UBS6 Class B	4.349%	#(g)	12/10/2047		50,000	44,931
Commercial Mortgage Pass-Through Certificates Series 2015-DC1 Class D†	4.295%	#(g)	2/10/2048		707,000	516,532
Commercial Mortgage Pass-Through Certificates Series 2015-PC1 Class C	4.293%	#(g)	7/10/2050		10,000	8,730
Credit Suisse Mortgage Capital Certificates Series 2020-SPT1 Class A1†	1.616%	(d)	4/25/2065		33,419	32,828
Credit Suisse Mortgage Capital Certificates Trust Series 2020-NQM1 Class A1†	1.208%	(d)	5/25/2065		272,792	247,089
CS Master Trust Series 2021-AHP Class A†	9.115% (1 mo. USD Term SOFR + 4.06%	)#	4/15/2025		400,000	399,213
CS Master Trust Series 2021-BLUF Class A†	9.276% (1 mo. USD LIBOR + 4.18%	)#	4/15/2023	(j)	200,000	190,853	(k)
CSAIL Commercial Mortgage Trust Series 2019-C18 Class AS	3.321%		12/15/2052		214,129	181,611
CSMC Trust Series 2020-AFC1 Class A1†	2.24%	#(g)	2/25/2050		71,693	66,746
Deephaven Residential Mortgage Trust Series 2021-3 Class A1†	1.194%	#(g)	8/25/2066		2,560,672	2,186,305
Ellington Financial Mortgage Trust Series 2020-2 Class A1†	1.178%	#(g)	10/25/2065		43,893	39,625

74	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Ellington Financial Mortgage Trust Series 2023-1 Class A1†	5.732%	(d)	2/25/2068	$3,021,764	$3,007,269
Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2022-DNA2 Class M1B†	7.373% (30 day USD SOFR Average + 2.40%	)#	2/25/2042	1,800,000	1,778,876
Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2023-HQA1 Class M1A†	6.923%	#	5/25/2043	1,850,000	1,850,714
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2023-DNA2 Class M1B†	8.231%	#	4/25/2043	2,450,000	2,459,760
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R02 Class 1M2†	8.323% (30 day USD SOFR Average + 3.35%	)#	1/25/2043	850,000	861,538
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2019-R05 Class 1B1†	9.238% (1 mo. USD LIBOR + 4.10%	)#	7/25/2039	1,210,056	1,244,381
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R05 Class 2M1†	6.873% (30 day USD SOFR Average + 1.90%	)#	4/25/2042	1,994,387	1,998,235
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R06 Class 1M1†	7.723% (30 day USD SOFR Average + 2.75%	)#	5/25/2042	1,596,032	1,633,361
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R08 Class 1M1†	7.523% (30 day USD SOFR Average + 2.55%	)#	7/25/2042	2,528,126	2,558,250
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R01 Class 1M1†	7.381% (30 day USD SOFR Average + 2.40%	)#	12/25/2042	2,366,909	2,385,120
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R02 Class 1M1†	7.273% (30 day USD SOFR Average + 2.30%	)#	1/25/2043	2,062,113	2,076,734
Flagstar Mortgage Trust Series 2021-4 Class A1†	2.50%	#(g)	6/1/2051	4,985,403	4,062,272
Freddie Mac STACR REMIC Trust Series 2021-HQA3 Class M1†	5.823% (30 day USD SOFR Average + 0.85%	)#	9/25/2041	1,384,995	1,342,549

See Notes to Financial Statements.	75

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac STACR REMIC Trust Series 2021-HQA4 Class M1†	5.923% (30 day USD SOFR Average + 0.95%	)#	12/25/2041	$645,720		$623,978
Freddie Mac STACR REMIC Trust Series 2022-HQA1 Class M1A†	7.073% (30 day USD SOFR Average + 2.10%	)#	3/25/2042	1,838,517		1,841,418
Freddie Mac STACR REMIC Trust Series 2022-HQA3 Class M1A†	7.273% (30 day USD SOFR Average + 2.30%	)#	8/25/2042	3,139,759		3,143,672
Great Wolf Trust Series 2019-WOLF Class A†	6.208% (1 mo. USD Term SOFR + 1.15%	)#	12/15/2036	512,000		505,490
GS Mortgage Securities Corp. Trust Series 2018-RIVR Class A†	6.057% (1 mo. USD LIBOR + 0.95%	)#	7/15/2035	99,828		91,221
GS Mortgage Securities Corp. Trust Series 2019-70P Class B†	6.427% (1 mo. USD LIBOR + 1.32%	)#	10/15/2036	812,724		758,919
GS Mortgage Securities Corp. Trust Series 2019-70P Class XCP†	Zero Coupon	#(g)	10/15/2036	86,776,000		1,623
GS Mortgage Securities Corp. Trust Series 2019-SMP Class B†	6.607% (1 mo. USD LIBOR + 1.50%	)#	8/15/2032	525,000		505,762
GS Mortgage Securities Corp. Trust Series 2019-SMP Class XCP†	Zero Coupon	#(g)	8/15/2032	36,803,000	(l)	784
GS Mortgage Securities Corp. Trust Series 2022-ECI Class A†	7.254% (1 mo. USD Term SOFR + 2.19%	)#	8/15/2039	640,000		639,972
GS Mortgage Securities Corp. Trust Series 2023-FUN Class A†	7.151% (1 mo. USD Term SOFR + 2.09%	)#	3/15/2028	2,500,000		2,462,217
GS Mortgage Securities Trust Series 2014-GC26 Class C	4.514%	#(g)	11/10/2047	50,000		40,254	(k)
GS Mortgage Securities Trust Series 2021-PJ2 Class A2†	2.50%	#(g)	7/25/2051	2,082,687		1,702,229
GS Mortgage Securities Trust Series 2023-PJ1 Class A4†	3.50%	#(g)	2/25/2053	1,816,924		1,593,324
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class D†	3.805%	#(g)	6/10/2027	100,000		2,258
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-MINN Class A†	6.377% (1 mo. USD LIBOR + 1.27%	)#	11/15/2035	10,000		9,645

76	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-MINN Class B†	6.707% (1 mo. USD LIBOR + 1.60%	)#	11/15/2035	$10,000	$9,555
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-PCC Class A†	6.924% (1 mo. USD Term SOFR + 1.86%	)#	9/15/2029	183,552	183,707	(k)
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-PCC Class B†	7.824% (1 mo. USD Term SOFR + 2.76%	)#	9/15/2029	325,000	325,353	(k)
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-PCC Class C†	8.524% (1 mo. USD Term SOFR + 3.46%	)#	9/15/2029	325,000	325,134	(k)
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-PCC Class D†	9.524% (1 mo. USD Term SOFR + 4.46%	)#	9/15/2029	325,000	324,907	(k)
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-PCC Class E†	10.524% (1 mo. USD Term SOFR + 5.46%	)#	9/15/2029	325,000	324,274	(k)
JP Morgan Chase Commercial Mortgage Securities Trust Series 2020-MKST Class E†	7.607% (1 mo. USD LIBOR + 2.50%	)#	12/15/2036	1,000,000	697,178
JP Morgan Mortgage Trust Series 2021-10 Class A3†	2.50%	#(g)	12/25/2051	3,872,788	3,155,677
JP Morgan Mortgage Trust Series 2021-4 Class A3†	2.50%	#(g)	8/25/2051	6,015,052	4,916,243
KIND Trust Series 2021-KIND Class D†	7.474% (1 mo. USD Term SOFR + 2.41%	)#	8/15/2038	466,628	422,465
MTN Commercial Mortgage Trust Series 2022-LPFL Class A†	6.456% (1 mo. USD Term SOFR + 1.40%	)#	3/15/2039	2,200,000	2,167,568
Natixis Commercial Mortgage Securities Trust Series 2018-285M Class A†	3.79%	#(g)	11/15/2032	50,000	46,764
Natixis Commercial Mortgage Securities Trust Series 2018-285M Class B†	3.79%	#(g)	11/15/2032	50,000	45,372
Prima Capital CRE Securitization Ltd. Series 2019-RK1 Class AG†	4.00%		4/15/2038	164,588	143,326	(k)
Prima Capital CRE Securitization Ltd. Series 2019-RK1 Class AT†	4.45%		4/15/2038	100,000	80,558	(k)
Ready Capital Mortgage Financing LLC Series 2022-FL8 Class A†	6.631% (30 day USD SOFR Average + 1.65%	)#	1/25/2037	1,288,742	1,268,742

See Notes to Financial Statements.	77

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
ReadyCap Commercial Mortgage Trust Series 2019-6 Class A†	2.833%		10/25/2052	$347,168	$324,370
Residential Mortgage Loan Trust Series 2020-1 Class A1†	2.376%	#(g)	1/26/2060	16,002	15,161
SG Commercial Mortgage Securities Trust Series 2019-787E Class X†	0.305%	#(g)	2/15/2041	1,217,000	21,287
SMRT Commercial Mortgage Trust Series 2022-MINI Class A†	6.06% (1 mo. USD Term SOFR + 1.00%	)#	1/15/2039	1,460,000	1,418,247
Starwood Mortgage Residential Trust Series 2020-1 Class A1†	2.275%	#(g)	2/25/2050	5,434	5,158
Verus Securitization Trust Series 2020-1 Class A1†	2.417%	(d)	1/25/2060	43,414	40,866
Verus Securitization Trust Series 2020-4 Class A1†	1.502%	(d)	5/25/2065	1,244,787	1,144,819
Verus Securitization Trust Series 2020-5 Class A1†	1.218%	(d)	5/25/2065	268,967	244,619
Verus Securitization Trust Series 2021-5 Class A1†	1.013%	#(g)	9/25/2066	2,164,813	1,763,147
Verus Securitization Trust Series 2021-8 Class A1†	1.824%	#(g)	11/25/2066	1,218,808	1,042,799
Vista Point Securitization Trust Series 2020-2 Class A1†	1.475%	#(g)	4/25/2065	113,633	101,268
Wells Fargo Commercial Mortgage Trust Series 2013-LC12 Class B	4.254%	#(g)	7/15/2046	494,000	375,833
Wells Fargo Commercial Mortgage Trust Series 2017-C41 Class AS	3.785%	#(g)	11/15/2050	146,000	133,291
Total Non-Agency Commercial Mortgage-Backed Securities (cost $92,644,626)					90,455,506

U.S. TREASURY OBLIGATIONS 6.41%
U.S. Treasury Bonds	2.25%		5/15/2041	4,904,000	3,796,290
U.S. Treasury Bonds	3.625%		5/15/2053	19,619,000	18,881,755
U.S. Treasury Bonds	3.875%		5/15/2043	42,450,000	41,690,543
U.S. Treasury Inflation-Indexed Bonds(m)	1.50%		2/15/2053	11,133,889	10,804,222
U.S. Treasury Notes	3.875%		4/30/2025	5,693,000	5,631,400
Total U.S. Treasury Obligations (cost $80,871,599)					80,804,210
Total Long-Term Investments (cost $1,458,954,719)					1,437,276,076

78	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 4.98%

U.S. TREASURY OBLIGATIONS 2.07%
U.S. Treasury Bills (cost $26,066,402)	Zero Coupon	11/24/2023	$26,743,000	$26,063,112

REPURCHASE AGREEMENTS 2.91%
Repurchase Agreement dated 5/31/2023, 5.080% due 6/1/2023 with Barclays Bank plc collateralized by $25,445,000 of U.S. Treasury Note at 3.750% due 5/31/2030; value: $25,499,707; proceeds: $25,003,241 (cost $24,999,713)			24,999,713	24,999,713
Repurchase Agreement dated 5/31/2023, 2.600% due 6/1/2023 with Fixed Income Clearing Corp. collateralized by $13,124,300 of U.S. Treasury Note at 0.500% due 2/28/2026; value: $11,903,125; proceeds: $11,670,556 (cost $11,669,713)			11,669,713	11,669,713
Total Repurchase Agreements (cost $36,669,426)				36,669,426
Total Short-Term Investments (cost $62,735,828)				62,732,538
Total Investments in Securities 119.05% (cost $1,521,690,547)				1,500,008,614
Other Assets and Liabilities – Net(n) (19.05)%				(239,986,698)
Net Assets 100.00%				$1,260,021,916

CAD	Canadian Dollar.
EUR	Euro.
CMT	Constant Maturity Rate.
ICE	Intercontinental Exchange.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At May 31, 2023, the total value of Rule 144A securities was $502,421,683, which represents 39.87% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2023.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	Securities purchased on a when-issued basis.
(d)	Step Bond – Security with a predetermined schedule of interest rate changes.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2023.
(f)	Defaulted (non-income producing security).
(g)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(h)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(i)	Securities purchased on a when-issued basis (See Note 2(j)).
(j)	Maturity date has passed. As of May 31, 2023, an extension is available to June 15, 2024.
(k)	Level 3 Investment as described in Note 2(u) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

See Notes to Financial Statements.	79

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2023

(m)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(n)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

Centrally Cleared Credit Default Swap Contracts on Indexes - Sell Protection at May 31, 2023(1):

Referenced Indexes(2)	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(3)	Unrealized Appreciation(4)	Value
Markit CDX.NA.HY.S40(5)	Goldman Sachs	5.000%	6/20/2028	$42,519,000	$445,612	$7,928	$453,540

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	The Referenced Index is for the Centrally Cleared Credit Default Swap Contracts on Indexes, which is comprised of a basket of high yield securities.
(3)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(4)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes amounted to $7,928. Total unrealized depreciation on Credit Default Swap Contracts on Indexes amounted to $0.
(5)	Central Clearinghouse: Intercontinental Exchange (ICE).

Forward Foreign Currency Exchange Contracts at May 31, 2023:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Sell	State Street Bank and Trust	7/20/2023	775,000	$576,826	$571,555	$5,271

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Buy	Morgan Stanley	6/13/2023	3,626,000	$ 3,970,220	$ 3,878,247	$ (91,973)
Euro	Buy	State Street Bank and Trust	6/13/2023	2,082,000	2,249,876	2,226,837	(23,039)
Euro	Sell	State Street Bank and Trust	6/13/2023	12,102,000	12,875,560	12,943,889	(68,329)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(183,341)

80	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2023

Futures Contracts at May 31, 2023:

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	September 2023	71	Long		$8,103,773		$8,127,281	$23,508
U.S. 2-Year Treasury Note	September 2023	893	Long		183,401,666		183,804,517	402,851
U.S. Long Bond	September 2023	258	Long		32,810,100		33,112,687	302,587
U.S. Ultra Treasury Bond	September 2023	601	Long		81,059,269		82,261,875	1,202,606
Total Unrealized Appreciation on Futures Contracts								$1,931,552

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Depreciation
Euro-Bobl	September 2023	15	Short	EUR	(1,752,710)	EUR	(1,761,900)	$(9,823)
Euro-Bund	September 2023	36	Short		(4,868,625)		(4,871,520)	(3,094)
U.S. 10-Year Ultra Treasury Bond	September 2023	701	Short		$(83,978,838)		$(84,437,641)	(458,803)
U.S. 5-Year Treasury Note	September 2023	124	Long		13,540,399		13,525,688	(14,711)
Total Unrealized Depreciation on Futures Contracts								$(486,431)

See Notes to Financial Statements.	81

Schedule of Investments (unaudited)(concluded)

CORE PLUS BOND FUND May 31, 2023

The following is a summary of the inputs used as of May 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$179,792,767	$–	$179,792,767
Corporate Bonds	–	685,568,019	–	685,568,019
Floating Rate Loans	–	10,940,177	–	10,940,177
Foreign Government Obligations	–	49,166,103	–	49,166,103
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	5,007,761	–	5,007,761
Government Sponsored Enterprises Pass-Throughs	–	332,066,732	–	332,066,732
Municipal Bonds	–	3,474,801	–	3,474,801
Non-Agency Commercial Mortgage-Backed Securities	–	88,517,140	1,938,366	90,455,506
U.S. Treasury Obligations	–	80,804,210	–	80,804,210
Short-Term Investments
U.S. Treasury Obligations	–	26,063,112	–	26,063,112
Repurchase Agreements	–	36,669,426	–	36,669,426
Total	$–	$1,498,070,248	$1,938,366	$1,500,008,614
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$453,540	$–	$453,540
Liabilities	–	–	–	–
Forward Foreign Currency Exchange Contracts
Assets	–	5,271	–	5,271
Liabilities	–	(183,341)	–	(183,341)
Futures Contracts
Assets	1,931,552	–	–	1,931,552
Liabilities	(486,431)	–	–	(486,431)
Total	$1,445,121	$275,470	$–	$1,720,591

(1)	Refer to Note 2(u) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

82	See Notes to Financial Statements.

Schedule of Investments (unaudited)

CORPORATE BOND FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 97.22%

CORPORATE BONDS 92.92%

Agriculture 2.55%
BAT Capital Corp.	7.75%		10/19/2032	$75,000	$82,148
Cargill, Inc.†	4.00%		6/22/2032	44,000	41,131
Philip Morris International, Inc.	5.625%		11/17/2029	53,000	54,340
Total					177,619

Airlines 1.16%
British Airways Pass-Through Trust Series 2020-1 Class A (United Kingdom)†(a)	4.25%		5/15/2034	86,624	80,694

Banks 25.71%
Bank of America Corp.	2.299% (SOFR + 1.22%	)#	7/21/2032	26,000	20,740
Bank of America Corp.	2.482% (5 yr. CMT + 1.20%	)#	9/21/2036	10,000	7,598
Bank of America Corp.	2.687% (SOFR + 1.32%	)#	4/22/2032	89,000	73,609
Bank of America Corp.	3.593% (3 mo. USD Term SOFR + 1.63%	)#	7/21/2028	157,000	146,479
Bank of Montreal (Canada)(a)	3.803% (5 yr. USD Swap + 1.43%	)#	12/15/2032	67,000	59,829
Bank of New York Mellon Corp.	4.596% (SOFR + 1.76%	)#	7/26/2030	51,000	49,685
Bank of New York Mellon Corp.	4.967%	#	4/26/2034	25,000	24,871
BankUnited, Inc.	5.125%		6/11/2030	28,000	19,926
Citigroup, Inc.	2.561% (SOFR + 1.17%	)#	5/1/2032	144,000	118,308
Citigroup, Inc.	6.174%	#	5/25/2034	32,000	32,472
Goldman Sachs Group, Inc.	2.383% (SOFR + 1.25%	)#	7/21/2032	190,000	153,124
Huntington Bancshares, Inc.	2.487% (5 yr. CMT + 1.17%	)#	8/15/2036	22,000	15,487
JPMorgan Chase & Co.	2.58% (3 mo. USD Term SOFR + 1.25%	)#	4/22/2032	115,000	95,802
JPMorgan Chase & Co.	2.963% (SOFR + 1.26%	)#	1/25/2033	50,000	42,343
JPMorgan Chase & Co.	4.912% (SOFR + 2.08%	)#	7/25/2033	50,000	49,203
M&T Bank Corp.	5.053% (SOFR + 1.85%	)#	1/27/2034	10,000	9,236

See Notes to Financial Statements.	83

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Macquarie Group Ltd. (Australia)†(a)	4.654% (3 mo. USD LIBOR + 1.73%	)#	3/27/2029	$75,000	$72,072
Morgan Stanley	2.239% (SOFR + 1.18%	)#	7/21/2032	29,000	23,158
Morgan Stanley	2.484% (SOFR + 1.36%	)#	9/16/2036	33,000	24,935
Morgan Stanley	4.431% (3 mo. USD Term SOFR + 1.63%	)#	1/23/2030	130,000	124,907
Morgan Stanley	6.342% (SOFR + 2.56%	)#	10/18/2033	31,000	33,226
Royal Bank of Canada (Canada)(a)	5.00%		2/1/2033	40,000	39,477
State Street Corp.	4.164% (SOFR + 1.73%	)#	8/4/2033	49,000	45,592
Toronto-Dominion Bank (Canada)(a)	4.456%		6/8/2032	66,000	62,454
U.S. Bancorp	4.839% (SOFR + 1.60%	)#	2/1/2034	37,000	34,737
U.S. Bancorp	4.967% (SOFR + 2.11%	)#	7/22/2033	34,000	30,824
UBS Group AG (Switzerland)†(a)	4.125%		4/15/2026	200,000	191,421
Wells Fargo & Co.	2.393% (SOFR + 2.10%	)#	6/2/2028	75,000	67,108
Wells Fargo & Co.	3.35% (SOFR + 1.50%	)#	3/2/2033	17,000	14,614
Wells Fargo & Co.	4.897% (SOFR + 2.10%	)#	7/25/2033	70,000	67,589
Wells Fargo & Co.	5.389%	#	4/24/2034	12,000	12,023
Western Alliance Bancorp	3.00% (3 mo. USD Term SOFR + 2.25%	)#	6/15/2031	40,000	28,400
Total					1,791,249

Beverages 0.71%
Brown-Forman Corp.	4.75%		4/15/2033	13,000	13,041
Constellation Brands, Inc.	3.15%		8/1/2029	40,000	36,125
Total					49,166

Biotechnology 1.85%
Amgen, Inc.	4.05%		8/18/2029	60,000	57,201
Amgen, Inc.	4.875%		3/1/2053	35,000	31,674
Amgen, Inc.	5.25%		3/2/2033	40,000	40,158
Total					129,033

84	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Chemicals 0.28%
International Flavors & Fragrances, Inc.†	2.30%		11/1/2030	$25,000	$19,869

Commercial Services 0.76%
Global Payments, Inc.	5.30%		8/15/2029	54,000	53,148

Computers 0.88%
Booz Allen Hamilton, Inc.†	3.875%		9/1/2028	36,000	32,315
Leidos Holdings, Inc.	5.95%		12/1/2040	20,000	19,062
Leidos, Inc.	5.75%		3/15/2033	10,000	9,936
Total					61,313

Diversified Financial Services 4.64%
Aircastle Ltd.†	2.85%		1/26/2028	34,000	29,100
American Express Co.	4.42% (SOFR + 1.76%	)#	8/3/2033	41,000	38,791
American Express Co.	4.989% (SOFR + 2.26%	)#	5/26/2033	25,000	24,239
American Express Co.	5.043%	#	5/1/2034	35,000	34,573
Aviation Capital Group LLC†	1.95%		1/30/2026	56,000	50,050
Aviation Capital Group LLC†	3.50%		11/1/2027	15,000	13,401
Avolon Holdings Funding Ltd. (Ireland)†(a)	4.25%		4/15/2026	40,000	37,058
Avolon Holdings Funding Ltd. (Ireland)†(a)	6.375%		5/4/2028	20,000	19,557
BlackRock, Inc.	4.75%		5/25/2033	28,000	27,724
Intercontinental Exchange, Inc.	4.35%		6/15/2029	29,000	28,586
LPL Holdings, Inc.†	4.375%		5/15/2031	23,000	20,019
Total					323,098

Electric 12.53%
AEP Texas, Inc.	5.40%		6/1/2033	9,000	9,021
AEP Transmission Co. LLC	5.40%		3/15/2053	26,000	26,474
Baltimore Gas & Electric Co.	4.55%		6/1/2052	28,000	24,897
Constellation Energy Generation LLC	5.80%		3/1/2033	16,000	16,457
Constellation Energy Generation LLC	6.25%		10/1/2039	14,000	14,548
DTE Electric Co.	5.40%		4/1/2053	20,000	20,353
DTE Energy Co.	2.95%		3/1/2030	30,000	26,231
Duke Energy Corp.	4.50%		8/15/2032	25,000	23,647
Duke Energy Progress LLC	5.25%		3/15/2033	22,000	22,473
Duquesne Light Holdings, Inc.†	2.775%		1/7/2032	38,000	29,926
Entergy Mississippi LLC	5.00%		9/1/2033	25,000	24,758
Evergy Metro, Inc.	4.95%		4/15/2033	42,000	41,427
FirstEnergy Transmission LLC†	4.55%		4/1/2049	12,000	9,866

See Notes to Financial Statements.	85

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND May 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electric (continued)
Florida Power & Light Co.	4.625%	5/15/2030	$39,000	$38,680
Georgia Power Co.	4.75%	9/1/2040	39,000	36,057
IPALCO Enterprises, Inc.	4.25%	5/1/2030	39,000	35,363
ITC Holdings Corp.†(b)	5.40%	6/1/2033	24,000	24,039
Liberty Utilities Finance GP 1†	2.05%	9/15/2030	33,000	25,679
Louisville Gas & Electric Co.	5.45%	4/15/2033	26,000	26,586
NRG Energy, Inc.†	4.45%	6/15/2029	49,000	43,836
Oglethorpe Power Corp.	5.05%	10/1/2048	19,000	16,749
Oglethorpe Power Corp.	5.95%	11/1/2039	15,000	14,869
Ohio Edison Co.	8.25%	10/15/2038	28,000	33,745
Oklahoma Gas & Electric Co.	5.40%	1/15/2033	27,000	27,638
Oklahoma Gas & Electric Co.	5.60%	4/1/2053	23,000	23,112
Pacific Gas & Electric Co.	4.55%	7/1/2030	56,000	51,074
Pacific Gas & Electric Co.	6.15%	1/15/2033	18,000	17,776
Pacific Gas & Electric Co.	6.70%	4/1/2053	13,000	12,695
Public Service Co. of Colorado	5.25%	4/1/2053	23,000	22,773
Puget Energy, Inc.	4.10%	6/15/2030	60,000	55,354
Virginia Electric & Power Co.	5.45%	4/1/2053	24,000	23,573
Vistra Operations Co. LLC†	3.55%	7/15/2024	55,000	53,245
Total				872,921

Electronics 0.28%
Trimble, Inc.	6.10%	3/15/2033	19,000	19,252

Engineering & Construction 0.41%
Jacobs Engineering Group, Inc.	5.90%	3/1/2033	29,000	28,769

Environmental Control 0.43%
Republic Services, Inc.	5.00%	4/1/2034	30,000	30,062

Food 0.89%
Kellogg Co.	5.25%	3/1/2033	32,000	32,446
McCormick & Co., Inc.	4.95%	4/15/2033	30,000	29,382
Total				61,828

Gas 3.57%
CenterPoint Energy Resources Corp.	5.40%	3/1/2033	19,000	19,341
National Fuel Gas Co.	3.95%	9/15/2027	34,000	31,865
NiSource, Inc.	1.70%	2/15/2031	40,000	31,380
NiSource, Inc.	2.95%	9/1/2029	10,000	8,819
NiSource, Inc.	5.95%	6/15/2041	30,000	30,805

86	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND May 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Gas (continued)
Piedmont Natural Gas Co., Inc.	2.50%	3/15/2031	$60,000	$49,369
Southwest Gas Corp.	4.05%	3/15/2032	58,000	52,333
Spire Missouri, Inc.	4.80%	2/15/2033	25,000	24,821
Total				248,733

Hand/Machine Tools 0.79%
Regal Rexnord Corp.†	6.30%	2/15/2030	55,000	54,923

Health Care-Services 3.44%
Centene Corp.	3.375%	2/15/2030	79,000	68,188
Elevance Health, Inc.	4.10%	5/15/2032	43,000	40,468
Elevance Health, Inc.	5.125%	2/15/2053	10,000	9,595
Elevance Health, Inc.	5.50%	10/15/2032	14,000	14,480
HCA, Inc.	5.50%	6/1/2033	40,000	39,943
Humana, Inc.	3.70%	3/23/2029	51,000	47,318
Humana, Inc.	5.875%	3/1/2033	19,000	19,967
Total				239,959

Insurance 4.44%
Assurant, Inc.	3.70%	2/22/2030	40,000	34,758
Brown & Brown, Inc.	4.20%	3/17/2032	30,000	27,196
F&G Annuities & Life, Inc.†	7.40%	1/13/2028	26,000	26,133
Intact Financial Corp. (Canada)†(a)	5.459%	9/22/2032	17,000	17,068
New York Life Global Funding†	4.55%	1/28/2033	14,000	13,650
New York Life Insurance Co.†	4.45%	5/15/2069	50,000	41,905
Protective Life Corp.	8.45%	10/15/2039	33,000	39,145
Selective Insurance Group, Inc.	5.375%	3/1/2049	29,000	26,680
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	43,000	39,188
Transatlantic Holdings, Inc.	8.00%	11/30/2039	35,000	43,376
Total				309,099

Internet 1.52%
Amazon.com, Inc.	4.70%	12/1/2032	58,000	58,843
Netflix, Inc.†	5.375%	11/15/2029	47,000	47,372
Total				106,215

Lodging 0.47%
Hyatt Hotels Corp.	1.30%	10/1/2023	33,000	32,500

Machinery-Diversified 1.11%
Flowserve Corp.	2.80%	1/15/2032	40,000	32,007
nVent Finance Sarl (Luxembourg)(a)	4.55%	4/15/2028	48,000	45,351
Total				77,358

See Notes to Financial Statements.	87

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND May 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Media 0.31%
FactSet Research Systems, Inc.	3.45%	3/1/2032	$25,000	$21,495

Oil & Gas 5.88%
Antero Resources Corp.†	5.375%	3/1/2030	35,000	32,213
Continental Resources, Inc.†	5.75%	1/15/2031	75,000	71,507
Diamondback Energy, Inc.	3.125%	3/24/2031	45,000	38,385
Diamondback Energy, Inc.	6.25%	3/15/2033	25,000	25,972
EQT Corp.	7.00%	2/1/2030	40,000	41,442
Occidental Petroleum Corp.	6.375%	9/1/2028	25,000	25,748
Occidental Petroleum Corp.	6.45%	9/15/2036	10,000	10,185
Occidental Petroleum Corp.	8.875%	7/15/2030	10,000	11,533
Ovintiv, Inc.	6.25%	7/15/2033	35,000	34,718
Ovintiv, Inc.	6.625%	8/15/2037	40,000	39,883
Patterson-UTI Energy, Inc.	5.15%	11/15/2029	45,000	39,615
Viper Energy Partners LP†	5.375%	11/1/2027	40,000	38,520
Total				409,721

Oil & Gas Services 1.01%
Halliburton Co.	7.45%	9/15/2039	30,000	34,391
NOV, Inc.	3.60%	12/1/2029	40,000	35,840
Total				70,231

Pharmaceuticals 4.97%
AbbVie, Inc.	3.20%	11/21/2029	50,000	45,405
Bayer Corp.†	6.65%	2/15/2028	78,000	82,642
Cigna Group	6.125%	11/15/2041	45,000	48,164
CVS Health Corp.	3.25%	8/15/2029	25,000	22,621
CVS Health Corp.	4.78%	3/25/2038	39,000	36,096
CVS Health Corp.	5.05%	3/25/2048	27,000	24,410
CVS Health Corp.(b)	5.25%	1/30/2031	23,000	23,109
Pfizer Investment Enterprises Pte. Ltd. (Singapore)(a)	4.75%	5/19/2033	29,000	29,130
Pfizer Investment Enterprises Pte. Ltd. (Singapore)(a)	5.34%	5/19/2063	35,000	35,075
Total				346,652

Pipelines 1.81%
Eastern Gas Transmission & Storage, Inc.	3.00%	11/15/2029	55,000	48,896
Eastern Gas Transmission & Storage, Inc.	4.60%	12/15/2044	35,000	29,590
NGPL PipeCo LLC†	4.875%	8/15/2027	50,000	47,865
Total				126,351

88	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
REITS 3.60%
American Tower Corp.	3.80%		8/15/2029	$50,000	$46,154
American Tower Corp.	5.55%		7/15/2033	9,000	9,063
Crown Castle, Inc.	3.30%		7/1/2030	69,000	60,998
EPR Properties	4.95%		4/15/2028	28,000	24,285
GLP Capital LP/GLP Financing II, Inc.	5.75%		6/1/2028	45,000	43,511
VICI Properties LP/VICI Note Co., Inc.†	4.625%		6/15/2025	69,000	66,658
Total					250,669

Retail 0.78%
Lowe’s Cos., Inc.	5.00%		4/15/2033	55,000	54,512

Semiconductors 0.75%
Broadcom, Inc.†	4.15%		4/15/2032	58,000	52,239

Software 3.10%
MSCI, Inc.†	3.625%		11/1/2031	35,000	29,259
Oracle Corp.	5.375%		7/15/2040	73,000	69,647
Oracle Corp.	6.125%		7/8/2039	30,000	30,811
ServiceNow, Inc.	1.40%		9/1/2030	35,000	27,866
Workday, Inc.	3.80%		4/1/2032	65,000	58,641
Total					216,224

Telecommunications 2.29%
AT&T, Inc.	3.50%		9/15/2053	55,000	38,214
AT&T, Inc.	4.30%		2/15/2030	25,000	23,939
Sprint Capital Corp.	6.875%		11/15/2028	35,000	37,449
T-Mobile USA, Inc.	3.875%		4/15/2030	65,000	60,329
Total					159,931
Total Corporate Bonds (cost $6,987,169)					6,474,833

FLOATING RATE LOANS(c) 1.00%

Chemicals 0.11%
Nutrition & Biosciences, Inc. 3 Year Delayed Draw Term Loan	6.673% (3 mo. USD Term SOFR + 1.50%	)#	2/1/2024	7,472	7,458

Lodging 0.50%
Hilton Domestic Operating Co., Inc. 2019 Term Loan B2	6.95% (1 mo. USD Term SOFR + 1.75%	)#	6/22/2026	35,000	34,861

See Notes to Financial Statements.	89

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Media 0.39%
Charter Communications Operating LLC 2019 Term Loan B1	6.795% - 6.90% (1 mo. USD Term SOFR + 1.75% (3 mo. USD Term SOFR + 1.75%	) )	4/30/2025	$27,062	$27,039
Total Floating Rate Loans (cost $69,617)					69,358

MUNICIPAL BONDS 1.31%

Government 0.78%
State of Illinois GO	5.10%		6/1/2033	55,000	54,429

Natural Gas 0.53%
Texas Natural Gas Securitization Finance Corp.	5.169%		4/1/2041	35,000	36,807
Total Municipal Bonds (cost $92,349)					91,236

U.S. TREASURY OBLIGATIONS 1.99%
U.S. Treasury Bonds	2.25%		5/15/2041	15,000	11,612
U.S. Treasury Bonds	3.625%		5/15/2053	51,000	49,084
U.S. Treasury Bonds	3.875%		5/15/2043	38,000	37,320
U.S. Treasury Notes	3.50%		4/30/2028	41,000	40,481
Total U.S. Treasury Obligations (cost $137,655)					138,497
Total Long-Term Investments (cost $7,286,790)					6,773,924

SHORT-TERM INVESTMENTS 0.63%

REPURCHASE AGREEMENTS 0.63%
Repurchase Agreement dated 5/31/2023, 5.100% due 6/1/2023 with TD Securities USA LLC collateralized by $46,000 of U.S. Treasury Bond at 3.875% due 5/15/2043; value: $45,093; proceeds: $44,172 (cost $44,166)				44,166	44,166
Total Investments in Securities 97.85% (cost $7,330,956)					6,818,090
Other Assets and Liabilities – Net(d) 2.15%					149,925
Net Assets 100.00%					$6,968,015

CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At May 31, 2023, the total value of Rule 144A securities was $1,454,420, which represents 20.87% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2023.
(a)	Foreign security traded in U.S. dollars.
(b)	Securities purchased on a when-issued basis (See Note 2(j)).

90	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

CORPORATE BOND FUND May 31, 2023

(c)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2023.
(d)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on futures contracts as follows:

Futures Contracts at May 31, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. Ultra Treasury Bond	September 2023	5	Long	$674,370	$684,375	$10,005

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	September 2023	11	Short	$(1,257,331)	$(1,259,156)	$(1,825)
U.S. 10-Year Ultra Treasury Bond	September 2023	6	Short	(718,890)	(722,719)	(3,829)
U.S. 2-Year Treasury Note	September 2023	2	Long	411,841	411,656	(185)
U.S. 5-Year Treasury Note	September 2023	9	Long	982,849	981,703	(1,146)
Total Unrealized Depreciation on Futures Contracts						$(6,985)

The following is a summary of the inputs used as of May 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Corporate Bonds	$–	$6,474,833	$–	$6,474,833
Floating Rate Loans	–	69,358	–	69,358
Municipal Bonds	–	91,236	–	91,236
U.S. Treasury Obligations	–	138,497	–	138,497
Short-Term Investments
Repurchase Agreements	–	44,166	–	44,166
Total	$–	$6,818,090	$–	$6,818,090
Other Financial Instruments
Futures Contracts
Assets	$10,005	$–	$–	$10,005
Liabilities	(6,985)	–	–	(6,985)
Total	$3,020	$–	$–	$3,020

(1)	Refer to Note 2(u) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	91

Schedule of Investments (unaudited)

FLOATING RATE FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 91.91%

ASSET-BACKED SECURITIES 0.61%

Other
Apidos CLO XXII Series 2015-22A Class BR†	7.20% (3 mo. USD LIBOR + 1.95%	)#	4/20/2031	$2,500,000	$2,404,793
Atrium XIII Series 13A Class C†	7.073% (3 mo. USD LIBOR + 1.80%	)#	11/21/2030	4,500,000	4,296,746
Benefit Street Partners CLO XI Series 2017-11A Class A2R†	6.76% (3 mo. USD LIBOR + 1.50%	)#	4/15/2029	6,405,000	6,297,254
Halcyon Loan Advisors Funding Ltd. Series 2017-2A Class A2†	6.96% (3 mo. USD LIBOR + 1.70%	)#	1/17/2030	10,000,000	9,846,235
Madison Park Funding XVIII Ltd. Series 2015-18A Class CRR†	7.161% (3 mo. USD LIBOR + 1.90%	)#	10/21/2030	3,250,000	3,124,643
Madison Park Funding XXIV Ltd. Series 2016-24A Class BR†	7.06% (3 mo. USD Term SOFR + 2.01%	)#	10/20/2029	4,950,000	4,869,048
Total Asset-Backed Securities (cost $30,866,407)					30,838,719

				Shares

COMMON STOCKS 0.63%

Electric-Generation 0.00%
Frontera Generation Holdings LLC				209,679	3,145	(a)

Machinery 0.08%
TNT Crane & Rigging, Inc.				528,781	4,142,206

Miscellaneous Financials 0.38%
Utex Industries				297,535	19,042,240

Specialty Retail 0.11%
Chinos Intermediate Holdings A, Inc.				707,835	5,202,587

Transportation Infrastructure 0.06%
ACBL Holdings Corp.				95,210	3,141,930
Total Common Stocks (cost $32,122,752)					31,532,108

92	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
CONVERTIBLE BONDS 0.15%

Airlines
JetBlue Airways Corp. (cost $7,847,637)	0.50%	4/1/2026		$9,486,000	$7,428,017

CORPORATE BONDS 7.21%

Aerospace/Defense 0.16%
Triumph Group, Inc.	7.75%	8/15/2025		8,172,000	7,832,985

Airlines 0.73%
Allegiant Travel Co.†	7.25%	8/15/2027		8,911,000	8,854,192
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.†	5.75%	1/20/2026		12,500,000	11,635,023
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. (Cayman Islands)†(b)	8.00%	9/20/2025		10,078,359	10,213,459
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(b)	9.50%	6/1/2028		6,785,000	6,217,740
Total					36,920,414

Auto Parts & Equipment 0.06%
ZF North America Capital, Inc.†	6.875%	4/14/2028		2,848,000	2,863,137

Building Materials 0.07%
JELD-WEN, Inc.†	4.625%	12/15/2025		3,433,000	3,318,252

Chemicals 0.70%
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%	6/15/2028		12,745,000	11,073,210
LSF11 A5 HoldCo LLC†	6.625%	10/15/2029		10,297,000	8,806,973
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025		6,361,000	6,173,665
SCIL IV LLC/SCIL USA Holdings LLC†	5.375%	11/1/2026		9,917,000	9,160,565
Total					35,214,413

Coal 0.18%
Warrior Met Coal, Inc.†	7.875%	12/1/2028		9,176,000	9,191,865

Commercial Services 0.11%
BCP V Modular Services Finance PLC(c)	6.75%	11/30/2029	EUR	6,697,000	5,356,800

Diversified Financial Services 1.16%
Bread Financial Holdings, Inc.†	4.75%	12/15/2024		$6,315,000	5,928,918
Global Aircraft Leasing Co. Ltd. (Cayman Islands)†(b)	6.50%	9/15/2024		16,283,852	14,327,636
Jefferson Capital Holdings LLC†	6.00%	8/15/2026		9,237,000	7,444,902

See Notes to Financial Statements.	93

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
Midcap Financial Issuer Trust†	6.50%	5/1/2028	$7,347,000	$6,468,368
Navient Corp.	6.75%	6/25/2025	14,158,000	13,714,703
PRA Group, Inc.†	5.00%	10/1/2029	13,498,000	10,141,520
Total				58,026,047

Electric 0.07%
Calpine Corp.†	5.25%	6/1/2026	3,562,000	3,457,412

Energy-Alternate Sources 0.22%
Sunnova Energy Corp.†	5.875%	9/1/2026	9,064,000	7,969,431
TerraForm Power Operating LLC†	4.75%	1/15/2030	3,500,000	3,146,045
Total				11,115,476

Entertainment 0.12%
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.†	7.125%	2/15/2031	5,933,000	5,937,381

Environmental Control 0.14%
Madison IAQ LLC†	5.875%	6/30/2029	9,085,000	6,926,236

Food 0.16%
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	8,109,000	8,066,567

Holding Companies-Diversified 0.11%
Benteler International AG (Austria)†(b)	10.50%	5/15/2028	5,591,000	5,703,267

Insurance 0.01%
Ardonagh Midco 2 PLC (United Kingdom)†(b)	11.50%	1/15/2027	620,942	535,399

Internet 0.10%
EquipmentShare.com, Inc.†	9.00%	5/15/2028	5,401,000	4,962,169

Leisure Time 0.16%
Life Time, Inc.†	8.00%	4/15/2026	8,228,000	8,122,751

Machinery-Diversified 0.11%
SPX FLOW, Inc.†	8.75%	4/1/2030	6,295,000	5,423,457

Media 0.31%
CSC Holdings LLC†	4.125%	12/1/2030	7,500,000	5,213,914
iHeartCommunications, Inc.	6.375%	5/1/2026	6,344,000	4,824,369
Urban One, Inc.†	7.375%	2/1/2028	6,363,000	5,733,763
Total				15,772,046

94	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Mining 0.15%
Arconic Corp.†	6.125%	2/15/2028	$7,636,000	$7,714,391
Mirabela Nickel Ltd.	1.00%	9/10/2044	51,005	–	(d)(e)
Total				7,714,391

Miscellaneous Manufacturing 0.22%
LSB Industries, Inc.†	6.25%	10/15/2028	12,373,000	11,213,341

Oil & Gas 1.23%
Baytex Energy Corp. (Canada)†(b)	8.50%	4/30/2030	5,404,000	5,288,118
Callon Petroleum Co.†	8.00%	8/1/2028	4,633,000	4,535,948
CITGO Petroleum Corp.†	7.00%	6/15/2025	10,200,000	10,032,924
Civitas Resources, Inc.†	5.00%	10/15/2026	9,243,000	8,699,592
Crescent Energy Finance LLC†	7.25%	5/1/2026	7,626,000	7,100,629
Earthstone Energy Holdings LLC†	8.00%	4/15/2027	9,486,000	9,242,826
Permian Resources Operating LLC†	6.875%	4/1/2027	5,947,000	5,792,497
SM Energy Co.	6.50%	7/15/2028	6,450,000	6,055,389
Tap Rock Resources LLC†	7.00%	10/1/2026	5,537,000	5,194,396
Total				61,942,319

Packaging & Containers 0.10%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC†	3.25%	9/1/2028	5,567,000	4,762,058

Retail 0.36%
Evergreen Acqco 1 LP/TVI, Inc.†	9.75%	4/26/2028	10,664,000	10,680,583
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%	8/15/2028	11,756,000	7,388,881
Total				18,069,464

Telecommunications 0.10%
Frontier Communications Holdings LLC†	6.00%	1/15/2030	7,244,000	5,090,293

Transportation 0.25%
Carriage Purchaser, Inc.†	7.875%	10/15/2029	6,974,000	5,085,580
Seaspan Corp. (Hong Kong)†(b)	5.50%	8/1/2029	9,592,000	7,552,741
Total				12,638,321

Trucking & Leasing 0.12%
Fortress Transportation & Infrastructure Investors LLC†	6.50%	10/1/2025	6,402,000	6,227,177
Total Corporate Bonds (cost $387,576,269)				362,403,438

See Notes to Financial Statements.	95

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2023

Investments				Shares	Fair Value
EXCHANGE-TRADED FUNDS 1.11%

Exchange-Traded Funds 0.65%
Invesco Senior Loan ETF(f)				1,579,908	$32,546,105

Miscellaneous Financials 0.46%
SPDR Blackstone Senior Loan ETF(f)				562,426	23,115,709
Total Exchange-Traded Funds (cost $56,810,202)					55,661,814

	Interest Rate		Maturity Date	Principal Amount

FLOATING RATE LOANS(g) 81.66%

Advertising 0.11%
ABG Intermediate Holdings 2 LLC 2023 Delayed Draw Term loan(h)	0.50%		12/21/2028	$1,351,308	1,324,559
ABG Intermediate Holdings 2 LLC 2023 Term Loan B2	9.407%		12/21/2028	4,121,489	4,039,904
Total					5,364,463

Aerospace 2.78%
Air Canada 2021 Term Loan B (Canada)(b)	8.839% (3 mo. USD LIBOR + 3.50%	)	8/11/2028	14,885,092	14,863,360
Alloy Finco Ltd. 2020 USD Term Loan B2 (Jersey)(b)	11.773% (3 mo. USD LIBOR + 6.50%	)	3/6/2024	2,980,195	2,847,576
Arcline FM Holdings LLC 2021 1st Lien Term Loan	9.909% (3 mo. USD LIBOR + 4.75%	)	6/23/2028	10,521,979	10,039,757
Atlas CC Acquisition Corp. Term Loan B	9.775% (3 mo. USD Term SOFR + 4.25%	)	5/25/2028	16,039,426	14,263,862
Atlas CC Acquisition Corp. Term Loan C	9.775% (3 mo. USD Term SOFR + 4.25%	)	5/25/2028	3,262,255	2,901,123
Cobham Ultra SeniorCo Sarl USD Term Loan B	8.56% (6 mo. USD LIBOR + 3.50%	)	8/3/2029	11,690,132	11,409,569
Dynasty Acquisition Co., Inc. 2020 CAD Term Loan B2	8.753% (1 mo. USD Term SOFR + 3.50%	)	4/6/2026	4,746,058	4,639,272
Dynasty Acquisition Co., Inc. 2020 Term Loan B1	8.753% (1 mo. USD Term SOFR + 3.50%	)	4/6/2026	8,827,669	8,629,046

96	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Aerospace (continued)
Jazz Acquisition, Inc. 2019 2nd Lien Term Loan	13.15%		6/18/2027	$5,291,378	$5,128,218
Jazz Acquisition, Inc. 2019 1st Lien Term Loan	9.253% (1 mo. USD Term SOFR + 4.00%	)	6/19/2026	8,556,905	8,563,579
KKR Apple Bidco LLC 2021 Term Loan	9.268% (1 mo. USD Term SOFR + 2.75%	)	9/23/2028	8,974,411	8,740,717
Peraton Corp. 2nd Lien Term Loan B1	12.979%		2/1/2029	9,071,727	8,647,623
Peraton Corp. Term Loan B	9.003% (1 mo. USD Term SOFR + 3.75%	)	2/1/2028	27,477,542	26,211,652
United Airlines, Inc. 2021 Term Loan B	8.888% (1 mo. USD LIBOR + 3.75%	)	4/21/2028	12,840,390	12,795,770
Total					139,681,124

Aerospace/Defense 0.99%
Alloy Finco Ltd. USD Holdco PIK Term Loan 13.50% (Jersey)(b)	0.50%		3/6/2025	13,892,396	12,558,726
TransDigm, Inc. 2022 Term Loan H	8.148% (3 mo. USD Term SOFR + 3.25%	)	2/22/2027	21,358,381	21,294,626
Vertex Aerospace Services Corp. 2021 First Lien Term Loan	8.904%		12/6/2028	15,836,147	15,728,937
Total					49,582,289

Airlines 1.20%
American Airlines, Inc. 2021 Term Loan	10.00% (3 mo. USD LIBOR + 4.75%	)	4/20/2028	34,228,223	34,434,106
Kestrel Bidco, Inc. Term Loan B (Canada)(b)	8.251% (1 mo. USD Term SOFR + 3.00%	)	12/11/2026	6,911,250	6,401,545
Mileage Plus Holdings LLC 2020 Term Loan B	10.213% (3 mo. USD LIBOR + 5.25%	)	6/21/2027	18,986,371	19,689,436
Total					60,525,087

Apparel 0.26%
Crocs, Inc. Term Loan B	8.753%		2/20/2029	13,063,709	13,058,353

Auto Parts & Equipment 0.45%
American Axle & Manufacturing, Inc. 2022 Term Loan B	–	(i)	12/13/2029	2,600,000	2,564,250
Clarios Global LP 2023 Incremental Term Loan (Canada)(b)	8.903% (1 mo. USD Term SOFR + 3.75%	)	5/6/2030	20,163,900	20,000,068
Total					22,564,318

See Notes to Financial Statements.	97

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automotive 0.66%
Autokiniton U.S. Holdings, Inc. 2021 Term Loan B	9.75%		4/6/2028	$17,479,761	$17,131,739
DexKo Global, Inc. 2021 USD Term Loan B	8.909% (3 mo. USD LIBOR + 3.75%	)	10/4/2028	16,840,817	15,983,536
Total					33,115,275

Banks 0.38%
AqGen Island Holdings, Inc. Term Loan	8.688%		8/2/2028	19,853,345	19,092,267

Building & Construction 0.27%
Legence Holdings LLC 2021 Term Loan	9.003% (1 mo. USD Term SOFR + 3.75%	)	12/16/2027	13,550,456	13,390,967

Building Materials 0.92%
ACProducts, Inc. 2021 Term Loan B	9.409% (3 mo. USD LIBOR + 4.25%	)	5/17/2028	19,428,656	15,888,366
Emrld Borrower LP Term Loan B	–	(i)	5/4/2030	20,809,768	20,588,664
Smyrna Ready Mix Concrete LLC Term Loan B	9.503%		4/2/2029	9,995,237	9,966,051
Total					46,443,081

Chemicals 1.74%
Aruba Investments, Inc. 2020 2nd Lien Term Loan	12.904%		11/24/2028	6,401,900	5,687,000
Aruba Investments, Inc. 2020 USD Term Loan	9.154%		11/24/2027	5,823,710	5,590,762
Axalta Coating Systems U.S. Holdings, Inc. 2022 USD Term Loan B4	7.898% (3 mo. USD Term SOFR + 3.00%	)	12/20/2029	8,388,750	8,404,815
DCG Acquisition Corp. Term Loan B	–	(i)	9/30/2026	9,502,833	9,241,505
Hexion Holdings Corp. 2022 USD Term Loan	–	(i)	3/15/2029	13,956,371	12,591,298
LSF11 A5 Holdco LLC 2023 Incremental Term Loan B	9.503% (1 mo. USD Term SOFR + 4.25%	)	10/15/2028	1,188,331	1,168,527
LSF11 A5 Holdco LLC Term Loan	8.768%		10/15/2028	4,054,780	3,930,095
Olympus Water U.S. Holding Corp. 2021 USD Term Loan B	8.938% (3 mo. USD LIBOR + 3.75%	)	11/9/2028	4,289,141	4,015,194
Olympus Water U.S. Holding Corp. 2023 Incremental Term Loan	–	(i)	11/9/2028	2,938,498	2,796,715
PMHC II, Inc. 2022 Term Loan B	9.304% (3 mo. USD Term SOFR + 4.25%	)	4/23/2029	12,390,922	10,729,795

98	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Chemicals (continued)
Starfruit Finco B.V 2018 USD Term Loan B (Netherlands)(b)	7.895% (3 mo. USD Term SOFR + 2.75%	)	10/1/2025		$16,166,297	$16,138,895
Starfruit Finco BV 2023 Term Loan B (Netherlands)(b)	8.99% (3 mo. USD Term SOFR + 4.00%	)	4/3/2028		7,480,513	7,371,410
Total						87,666,011

Commercial Services 2.42%
Allied Universal Holdco LLC 2021 USD Incremental Term Loan B	9.003% (1 mo. USD Term SOFR + 3.75%	)	5/12/2028		13,066,366	12,311,783
Amentum Government Services Holdings LLC Term Loan B	9.268% (1 mo. USD Term SOFR + 4.00%	)	1/29/2027		10,501,751	9,871,646	(j)
BCP V Modular Services Holdings IV Ltd. EUR Term Loan B(c)	7.515% (3 mo. EUR EURIBOR + 4.50%	)	12/15/2028	EUR	5,000,000	5,075,406
Belron Finance U.S. LLC 2023 Term Loan	7.832% (3 mo. USD Term SOFR + 2.75%	)	4/18/2029		$14,234,703	14,199,187
CHG Healthcare Services, Inc. 2021 Term Loan	8.404%		9/29/2028		11,267,972	11,052,472
Creative Artists Agency LLC 2023 Term Loan B	8.653% (1 mo. USD Term SOFR + 3.50%	)	11/27/2028		9,467,536	9,350,044
Garda World Security Corp. 2021 Term Loan B (Canada)(b)	9.444%		10/30/2026		5,630,275	5,552,155
KUEHG Corp. 2018 Incremental Term Loan	8.909% (3 mo. USD LIBOR + 3.75%	)	2/21/2025		16,347,164	16,338,419
KUEHG Corp. 2023 Term Loan	–	(i)	5/23/2030		18,941,906	18,105,337
Mavis Tire Express Services Corp. 2021 Term Loan B	–	(i)	5/4/2028		10,881,458	10,514,209
TruGreen Ltd. Partnership 2020 Term Loan	9.253%		11/2/2027		108,367	101,296
Vaco Holdings LLC 2022 Term Loan	10.048% (3 mo. USD Term SOFR + 5.00%	)	1/21/2029		9,930,084	9,119,094
Total						121,591,048

Computers 0.30%
Ahead DB Holdings LLC 2021 Term Loan B	8.909% (3 mo. USD LIBOR + 3.75%	)	10/18/2027		2,526,215	2,396,228
Optiv Security, Inc. 2023 Term Loan	10.338%		8/1/2026		13,137,965	12,694,559
Total						15,090,787

Consumer Durables 0.17%
Griffon Corp. Term Loan B	7.728% (3 mo. USD Term SOFR + 2.25%	)	1/24/2029		8,383,678	8,340,041

See Notes to Financial Statements.	99

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Consumer Non-Durables 0.46%
Anastasia Parent LLC 2018 Term Loan B	8.909% (3 mo. USD LIBOR + 3.75%	)	8/11/2025		$12,737,624	$9,874,079
Coty, Inc. 2018 USD Term Loan B	7.408%		4/7/2025		5,067,340	5,057,838
Pretium PKG Holdings, Inc. 2021 2nd Lien Term Loan	11.758% - 11.97% (3 mo. USD LIBOR + 6.75%	)	10/1/2029		13,079,643	8,303,284
Total						23,235,201

Containers & Packaging 0.28%
Charter NEX U.S., Inc. 2021 Term Loan	–	(i)	12/1/2027		8,561,230	8,339,751
LABL, Inc. 2021 USD 1st Lien Term Loan	–	(i)	10/29/2028		5,800,000	5,659,524
Total						13,999,275

Cosmetics/Personal Care 0.25%
Sunshine Luxembourg VII SARL 2021 Term Loan B3 (Luxembourg)(b)	8.909% (3 mo. USD LIBOR + 3.75%	)	10/1/2026		13,097,588	12,803,285

Distribution/Wholesale 0.75%
BCPE Empire Holdings, Inc. 2023 Extended Term Loan	–	(i)	12/11/2028		26,091,574	25,855,054
Owens & Minor, Inc. 2022 Term Loan B	8.715% - 9.00% (3 mo. USD Term SOFR + 3.75% (6 mo. USD Term SOFR + 3.75%	) )	3/29/2029		11,772,673	11,703,980
Total						37,559,034

Diversified Capital Goods 0.41%
CeramTec AcquiCo GmbH 2022 EUR Term Loan B(c)	7.233% (3 mo. EUR EURIBOR + 3.75%	)	3/16/2029	EUR	6,769,227	7,055,534
Grinding Media, Inc. 2021 Term Loan B	9.199% (3 mo. USD Term SOFR + 4.00%	)	10/12/2028		$4,743,741	4,524,343
Tank Holding Corp. 2022 Term Loan	11.003%		3/31/2028		9,211,960	8,912,571
Total						20,492,448

Diversified Financial Services 1.50%
Castlelake Aviation Ltd. 2023 Incremental Term Loan B	7.783% (3 mo. USD Term SOFR + 2.75%	)	10/22/2027		21,151,414	20,750,488
Edelman Financial Center LLC 2021 Term Loan B	8.904%		4/7/2028		2,847,293	2,737,615
Jane Street Group LLC 2021 Term Loan	7.903% (1 mo. USD Term SOFR + 2.75%	)	1/26/2028		24,128,019	23,826,419
Minotaur Acquisition, Inc. Term Loan B	10.003%		3/27/2026		17,063,147	16,760,277
VFH Parent LLC 2022 Term Loan B	–(i)		1/13/2029		11,424,004	11,179,473
Total						75,254,272

100	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Electric: Generation 0.57%
EFS Cogen Holdings I LLC 2020 Term Loan B	8.66% (3 mo. USD LIBOR + 3.50%	)	10/1/2027	$14,622,012	$14,465,629
ExGen Renewables IV LLC 2020 Term Loan	7.764% (3 mo. USD Term SOFR + 2.50%	)	12/15/2027	10,134,336	10,073,378
Frontera Generation Holdings LLC 2021 2nd Lien Term Loan	6.659% (3 mo. USD LIBOR + 1.50%	)	7/28/2028	2,863,989	1,288,795	(j)
Frontera Generation Holdings LLC 2021 Term Loan	18.159% (3 mo. USD LIBOR + 13.00%)		7/28/2026	2,950,702	2,965,456
Total					28,793,258

Electric: Integrated 0.27%
Compass Power Generation LLC 2022 Term Loan B2	9.517%		4/14/2029	13,489,744	13,400,779

Energy 1.25%
AL GCX Holdings LLC Term Loan B	8.554% (3 mo. USD Term SOFR + 3.50%	)	5/17/2029	9,362,649	9,296,314
CQP Holdco LP 2021 Term Loan B	8.659% (3 mo. USD LIBOR + 3.50%	)	6/5/2028	16,640,451	16,565,069
Freeport LNG Investments LLLP Term Loan B	8.75% (3 mo. USD LIBOR + 3.50%	)	12/21/2028	13,490,220	12,935,907
Medallion Midland Acquisition LLC 2021 Term Loan	8.91% (3 mo. USD Term SOFR + 3.75%	)	10/18/2028	13,018,940	12,875,732
NorthRiver Midstream Finance LP 2018 Term Loan B (Canada)(b)	8.427% (3 mo. USD LIBOR + 3.25%)		10/1/2025	11,240,651	11,216,484
Total					62,889,506

Energy: Alternate Sources 0.14%
TerraForm Power Operating LLC 2023 Term Loan B	2.50% (3 mo. USD Term SOFR + 2.50%	)	5/21/2029	7,182,301	7,092,522

Engineering & Construction 0.44%
KKR Apple Bidco LLC 2022 Incremental Term Loan	8.982% (3 mo. USD Term SOFR + 4.00%	)	9/22/2028	7,562,279	7,514,221
Service Logic Acquisition, Inc. Term Loan	9.154% - 9.27% (3 Mo. USD LIBOR + 4.00%	)	10/29/2027	15,138,281	14,684,132
Total					22,198,353

See Notes to Financial Statements.	101

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Entertainment 1.37%
Caesars Entertainment Corp. Term Loan B	8.503% (1 mo. USD Term SOFR + 3.25%)		2/6/2030	$23,495,350	$23,333,820
Cinemark USA, Inc. 2023 Term Loan B	–	(i)	5/24/2030	21,793,114	21,561,671
Formula One Holdings Ltd. Term Loan B (United Kingdom)(b)	8.153% (1 mo. USD Term SOFR + 3.00%	)	1/15/2030	14,540,000	14,558,175
PCI Gaming Authority Term Loan	–	(i)	5/29/2026	9,616,415	9,591,797
Total					69,045,463

Environmental 0.20%
Bingo Industries Ltd. Term Loan (Australia)(b)	8.66% (3 mo. USD Term SOFR + 3.50%	)	7/14/2028	10,904,232	10,072,784

Environmental Control 0.27%
Madison IAQ LLC Term Loan	8.302% (6 mo. USD LIBOR + 3.25%	)	6/21/2028	14,176,127	13,603,411

Financial 3.26%
Acrisure LLC 2021 First Lien Term Loan B	9.404%		2/15/2027	16,870,313	16,054,886
Advisor Group, Inc. 2021 Term Loan	9.654%		7/31/2026	15,016,967	14,908,244
Alliant Holdings Intermediate LLC 2023 Term Loan B5	8.559%		11/5/2027	12,479,138	12,185,192
Armor Holding II LLC 2021 Term Loan B	9.541% (6 mo. USD Term SOFR + 4.50%	)	12/11/2028	7,115,962	7,115,962
AssuredPartners, Inc. 2020 Term Loan B	8.768% (1 mo. USD Term SOFR + 3.50%	)	2/12/2027	20,557,134	20,034,675
Asurion LLC 2021 Second Lien Term Loan B4	10.404%		1/20/2029	24,034,469	19,733,380
Asurion LLC 2022 Term Loan B10	9.253% (1 mo. USD Term SOFR + 4.00%	)	8/19/2028	10,244,900	9,434,580
Edelman Financial Center LLC 2018 2nd Lien Term Loan	11.904%		7/20/2026	10,514,063	9,975,217
Hub International Ltd. 2021 Term Loan B	8.398% - 8.41% (1 mo. USD LIBOR + 3.25% (3 mo. USD LIBOR + 3.25%	) )	4/25/2025	9,978,728	9,926,888
Hudson River Trading LLC 2021 Term Loan	8.268%		3/20/2028	20,996,000	19,878,383
NEXUS Buyer LLC Term Loan B	9.003% (1 mo. USD Term SOFR + 3.75%	)	11/9/2026	5,154,827	4,841,851
OneDigital Borrower LLC 2021 Term Loan	9.503%		11/16/2027	20,436,407	19,925,497
Total					164,014,755

102	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Food/Tobacco 1.04%
1011778 BC Unlimited Liability Co. Term Loan B4 (Canada)(b)	6.904%		11/19/2026	$19,401,601	$19,025,695
NPC International, Inc. 2nd Lien Term Loan(k)	1.00%		4/18/2025	9,531,000	–	(d)(l)
Reynolds Group Holdings, Inc. 2021 Term Loan B	8.518% (1 mo. USD Term SOFR + 3.25%	)	9/24/2028	17,258,207	16,914,942
Sunshine Investments BV 2022 USD Term Loan (Netherlands)(b)	9.336% (3 mo. USD Term SOFR + 4.25%	)	7/12/2029	16,643,604	16,463,353
Total					52,403,990

Gaming/Leisure 3.51%
888 Acquisitions Ltd. USD Term Loan B (United Kingdom)(b)	10.215% (3 mo. USD Term SOFR + 5.25%	)	7/1/2028	12,354,203	11,327,260
AVSC Holding Corp. 2018 2nd Lien Term Loan	12.349% (1 mo. USD LIBOR + 7.25%	)	9/1/2025	3,538,783	3,167,211
City Football Group Ltd. Term Loan (United Kingdom)(b)	8.273% (3 mo. USD LIBOR + 3.00%	)	7/21/2028	10,501,550	10,212,810
Equinox Holdings, Inc. 2017 2nd Lien Term Loan	12.159% (3 mo. USD LIBOR + 7.00%	)	9/6/2024	7,044,482	5,099,536
Fertitta Entertainment LLC 2022 Term Loan B	9.153%		1/27/2029	27,661,452	26,684,726
Hilton Grand Vacations Borrower LLC 2021 Term Loan B	8.154%		8/2/2028	14,824,917	14,713,730
Motion Finco Sarl Delayed Draw Term Loan B2 (Luxembourg)(b)	8.409% (3 mo. USD LIBOR + 3.25%	)	11/12/2026	1,495,206	1,475,977
Motion Finco Sarl USD Term Loan B1 (Luxembourg)(b)	8.409% (3 mo. USD LIBOR + 3.25%	)	11/12/2026	10,476,044	10,341,322
PENN Entertainment, Inc. 2022 Term Loan B	8.003%		5/3/2029	15,572,611	15,457,763
Sabre Global, Inc. 2021 Term Loan B1	8.768% (1 mo. USD Term SOFR + 3.50%	)	12/17/2027	860,232	631,195
Sabre Global, Inc. 2021 Term Loan B2	8.768% (1 mo. USD Term SOFR + 3.50%	)	12/17/2027	1,232,670	904,472
Sabre Global, Inc. 2022 Term Loan B	9.503% (1 mo. USD Term SOFR + 4.25%	)	6/30/2028	3,937,195	2,909,843
Scientific Games Holdings LP 2022 USD Term Loan B	8.421% (3 mo. USD Term SOFR + 3.50%	)	4/4/2029	13,263,422	12,821,020

See Notes to Financial Statements.	103

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Gaming/Leisure (continued)
Scientific Games International, Inc. 2022 USD Term Loan	8.159% (1 mo. USD Term SOFR + 3.00%	)	4/14/2029		$12,475,617	$12,401,574
SeaWorld Parks & Entertainment, Inc. 2021 Term Loan B	8.188%		8/25/2028		12,906,929	12,785,991
Silk Bidco AS EUR Term Loan B(c)	9.697% (6 mo. EUR EURIBOR + 6.50%	)	2/28/2027	EUR	11,686,254	11,324,240
Station Casinos LLC 2020 Term Loan B	7.41%		2/8/2027		$8,291,762	8,160,296
United FP Holdings LLC 2019 1st Lien Term Loan	9.159% (3 mo. USD LIBOR + 4.00%	)	12/30/2026		17,211,888	12,873,029
United FP Holdings LLC 2019 2nd Lien Term Loan	13.659% (3 mo. USD LIBOR + 8.50%	)	12/30/2027		4,000,000	2,900,000
Total						176,191,995

Health Care Products 0.89%
Curia Global, Inc. 2021 Term Loan	8.895% - 9.00% (1 mo. USD Term SOFR + 3.75% (3 mo. USD Term SOFR + 3.75%	) )	8/30/2026		9,560,981	8,104,652
Medline Borrower LP USD Term Loan B	8.404%		10/23/2028		37,966,508	36,856,368
Total						44,961,020

Health Care Services 0.50%
ADMI Corp. 2018 Term Loan B	8.154%		4/30/2025		9,571,652	9,150,260
Wellpath Holdings, Inc. 2018 1st Lien Term Loan	10.654% - 10.98%		10/1/2025		23,321,231	16,004,311
Total						25,154,571

Health Services 0.29%
Covetrus, Inc. Term Loan	9.898% (3 mo. USD Term SOFR + 5.00%	)	10/13/2029		15,847,482	14,690,061

Healthcare 9.31%
Athenahealth Group, Inc. 2022 Delayed Draw Term loan(h)	3.50%		2/15/2029		3,972,648	3,754,152
Athenahealth Group, Inc. 2022 Term Loan B	8.598% (1 mo. USD Term SOFR + 3.50%	)	2/15/2029		32,337,996	30,559,406
Bella Holding Co. LLC 2021 Term Loan B	9.003% (1 mo. USD Term SOFR + 3.75%	)	5/10/2028		9,255,071	9,012,125
Canopy Growth Corp. Term Loan (Canada)(b)	13.627% (1 mo. USD LIBOR + 8.50%	)	3/18/2026		6,551,288	5,232,842
CCRR Parent, Inc. Term Loan B	8.91%		3/6/2028		11,913,973	11,429,968

104	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Healthcare (continued)
CNT Holdings I Corp. 2020 2nd Lien Term Loan	11.709% (3 mo. USD Term SOFR + 6.75%	)	11/6/2028	$8,664,122	$8,165,935
CNT Holdings I Corp. 2020 Term Loan	8.459% (3 mo. USD Term SOFR + 3.50%	)	11/8/2027	9,059,354	8,833,821
Da Vinci Purchaser Corp. 2019 Term Loan	9.268% (1 mo. USD Term SOFR + 4.00%	)	1/8/2027	9,447,426	8,992,769
Dermatology Intermediate Holdings III, Inc. 2022 Term Loan B	9.295% (3 mo. USD Term SOFR + 4.25%	)	3/30/2029	12,264,667	11,958,051
Dermatology Intermediate Holdings III, Inc. 2022 Delayed Draw Term Loan(h)	4.25% - 9.39% (1 mo. USD Term SOFR + 4.25% (3 mo. USD Term SOFR + 4.25%	) )	3/30/2029	2,296,667	2,239,250
Electron BidCo, Inc. 2021 Term Loan	8.268% (1 mo. USD Term SOFR + 3.00%	)	11/1/2028	14,254,072	13,967,921
eResearchTechnology, Inc. 2020 1st Lien Term Loan	9.768% (1 mo. USD Term SOFR + 4.50%	)	2/4/2027	19,372,955	17,930,541
Gainwell Acquisition Corp. Term Loan B	8.998% (3 mo. USD Term SOFR + 4.00%	)	10/1/2027	16,920,389	16,047,889
Global Medical Response, Inc. 2020 Term Loan B	9.236% (3 mo. USD LIBOR + 4.25%	)	10/2/2025	18,219,499	12,810,586
Heartland Dental LLC 2018 1st Lien Term Loan	8.907%		4/30/2025	6,173,771	6,054,926
Heartland Dental LLC 2021 Incremental Term Loan	9.157%		4/30/2025	11,789,139	11,553,356
Hunter Holdco 3 Ltd. USD Term Loan B (United Kingdom)(b)	9.409% (3 mo. USD LIBOR + 4.25%	)	8/19/2028	19,733,968	19,437,959
Insulet Corp. Term Loan B	8.518% (1 mo. USD Term SOFR + 3.25%	)	5/4/2028	8,990,786	8,975,367
LSCS Holdings, Inc. 2021 1st Lien Term Loan	9.654%		12/16/2028	14,623,889	14,172,961
MDVIP, Inc. 2021 Term Loan	8.654%		10/16/2028	10,074,068	9,812,797
MedAssets Software Intermediate Holdings, Inc. 2021 Term Loan	9.154%		12/18/2028	12,573,653	10,591,354
Medical Solutions Holdings, Inc. 2021 1st Lien Term Loan	8.614% (3 mo. USD Term SOFR + 3.25%	)	11/1/2028	9,082,759	8,469,673
Medical Solutions Holdings, Inc. 2021 2nd Lien Term Loan	12.364% (3 mo. USD Term SOFR + 7.00%	)	11/1/2029	8,000,000	6,940,000

See Notes to Financial Statements.	105

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Healthcare (continued)
National Mentor Holdings, Inc. 2021 2nd Lien Term Loan	12.248% (3 mo. USD Term SOFR + 7.25%	)	3/2/2029	$5,832,027	$3,032,654
Navicure, Inc. 2019 Term Loan B	9.154%		10/22/2026	15,978,586	15,888,786
Pacific Dental Services LLC 2021 Term Loan	8.627% (1 mo. USD LIBOR + 3.50%	)	5/5/2028	10,289,140	10,215,213
Parexel International Corp. 2021 1st Lien Term Loan	8.404%		11/15/2028	21,037,763	20,379,176
Pathway Vet Alliance LLC 2021 Term Loan	8.904%		3/31/2027	11,451,060	9,701,223
Pearl Intermediate Parent LLC 2018 2nd Lien Term Loan	11.404%		2/13/2026	2,425,118	2,174,518
PetVet Care Centers LLC 2021 Term Loan B3	8.654%		2/14/2025	16,707,950	15,858,602
Physician Partners LLC Term Loan	–	(i)	12/23/2028	16,586,428	15,612,059
Press Ganey Holdings, Inc. 2021 Term Loan B	9.018% (1 mo. USD Term SOFR + 3.75%	)	7/24/2026	2,856,930	2,707,384
Press Ganey Holdings, Inc. 2022 Incremental Term Loan	9.003%		7/24/2026	6,646,360	6,295,366
RegionalCare Hospital Partners Holdings, Inc. 2018 Term Loan B	9.023% (3 mo. USD LIBOR + 3.75%	)	11/16/2025	24,260,173	21,354,046
Select Medical Corp. 2017 Term Loan B	7.753% (1 mo. USD Term SOFR + 2.50%	)	3/6/2025	13,963,152	13,921,681
Southern Veterinary Partners LLC Term Loan	9.154%		10/5/2027	13,830,018	13,397,830
Summit Behavioral Healthcare LLC 1st Lien Term Loan	10.237%		11/24/2028	13,887,430	13,679,119
Surgery Center Holdings, Inc. 2021 Term Loan	8.858% (3 mo. USD LIBOR + 3.75%	)	8/31/2026	9,957,959	9,903,638
Verscend Holding Corp. 2021 Term Loan B	9.154%		8/27/2025	21,167,000	21,151,548
Zelis Healthcare Corp. 2021 Term Loan	8.654%		9/30/2026	15,555,632	15,447,831
Total					467,664,323

Housing 2.56%
Beacon Roofing Supply, Inc. 2021 Term Loan B	7.404%		5/19/2028	9,794,758	9,744,952
Cornerstone Building Brands, Inc. 2021 Term Loan B	8.409%		4/12/2028	25,054,408	22,867,284
Icebox Holdco III, Inc. 2021 1st Lien Term Loan	8.909% (3 mo. USD LIBOR + 3.75%	)	12/22/2028	7,595,422	7,326,848
Icebox Holdco III, Inc. 2021 2nd Lien Term Loan	11.909% (3 mo. USD LIBOR + 6.75%	)	12/21/2029	8,019,639	7,057,282
LBM Acquisition LLC Term Loan B	8.904%		12/17/2027	17,608,297	16,184,402
Oscar AcquisitionCo LLC Term Loan B	9.498% (3 mo. USD Term SOFR + 4.50%	)	4/29/2029	6,523,213	6,223,537

106	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Housing (continued)
Quikrete Holdings, Inc. 2016 1st Lien Term Loan	7.779%		2/1/2027	$12,388,553	$12,302,267
Quikrete Holdings, Inc. 2021 Term Loan B1	8.154%		3/18/2029	17,248,402	17,157,244
Solis IV BV USD Term Loan B1 (Netherlands)(b)	8.666% (3 mo. USD Term SOFR + 3.50%	)	2/26/2029	14,656,775	13,526,371
SRS Distribution, Inc. 2021 Term Loan B	8.654%		6/2/2028	4,063,624	3,869,342
White Cap Buyer LLC Term Loan B	8.903%		10/19/2027	12,385,431	12,193,457
Total					128,452,986

Information Technology 8.30%
Altar Bidco, Inc. 2021 Term Loan	–	(i)	2/1/2029	17,357,783	16,569,479
AP Core Holdings II LLC Amortization Term Loan B1	10.654%		9/1/2027	4,894,201	4,681,621
AP Core Holdings II LLC High-Yield Term Loan B2	10.654%		9/1/2027	17,050,622	16,311,733
Apttus Corp. 2021 Term Loan	9.523% (3 mo. USD LIBOR + 4.25%	)	5/8/2028	14,914,984	14,342,622
Ascend Learning LLC 2021 Term Loan	8.753% (1 mo. USD Term SOFR + 3.50%	)	12/11/2028	22,433,585	20,183,160
Banff Merger Sub, Inc. 2021 USD Term Loan	8.904%		10/2/2025	17,888,466	17,664,861
Barracuda Networks, Inc. 2022 2nd Lien Term Loan	12.045% (3 mo. USD Term SOFR + 7.00%	)	8/15/2030	9,907,507	8,797,866
Barracuda Networks, Inc. 2022 Term Loan	9.545% (3 mo. USD Term SOFR + 4.50%	)	8/15/2029	10,436,373	9,994,967
Cloud Software Group, Inc. 2022 USD Term Loan	9.498% (3 mo. USD Term SOFR + 4.50%	)	3/30/2029	34,387,990	31,923,059
Cloudera, Inc. 2021 Term Loan	9.003% (1 mo. USD Term SOFR + 3.75%	)	10/8/2028	15,639,781	15,023,964
ConnectWise LLC 2021 Term Loan B	8.654%		9/29/2028	13,553,318	12,998,513
Ensono LP 2021 Term Loan	9.151% (3 mo. USD LIBOR + 3.75%	)	5/26/2028	11,285,230	10,151,065
Epicor Software Corp. 2020 2nd Lien Term Loan	13.003% (1 mo. USD Term SOFR + 7.75%	)	7/31/2028	7,687,953	7,661,891
Epicor Software Corp. 2020 Term Loan	8.518% (1 mo. USD Term SOFR + 3.25%	)	7/30/2027	8,382,662	8,168,275
Greeneden U.S. Holdings II LLC 2020 USD Term Loan B4	9.154%		12/1/2027	22,869,922	22,342,884
Houghton Mifflin Harcourt Publishing Co. 2022 Term Loan	10.503%		4/9/2029	10,462,330	9,264,394
Informatica LLC 2021 USD Term Loan B	7.938%		10/27/2028	8,357,988	8,315,321
McAfee LLC 2022 USD Term Loan B	8.843% (1 mo. USD Term SOFR + 3.75%	)	3/1/2029	29,342,370	27,569,651

See Notes to Financial Statements.	107

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Information Technology (continued)
MKS Instruments, Inc. 2022 USD Term Loan B	7.948% (1 mo. USD Term SOFR + 2.75%	)	8/17/2029	$25,788,251	$25,562,603
Perforce Software, Inc. 2020 Term Loan B	8.904%		7/1/2026	16,636,101	15,672,621
Polaris Newco LLC 2nd Lien Term Loan	14.614%		6/4/2029	4,891,447	4,634,646	(j)
Project Boost Purchaser LLC 2019 Term Loan B	8.654%		6/1/2026	9,659,314	9,527,754
RealPage, Inc. 1st Lien Term Loan	8.154%		4/24/2028	23,257,911	22,400,276
Rocket Software, Inc. 2018 Term Loan	9.404%		11/28/2025	11,703,331	11,533,457
Rocket Software, Inc. 2021 USD Incremental Term Loan B	9.404%		11/28/2025	3,452,962	3,406,036
SS&C Technologies, Inc. 2022 Term Loan B6	7.503%		3/22/2029	2,550,878	2,532,818
SS&C Technologies, Inc. 2022 Term Loan B7	7.503%		3/22/2029	3,844,124	3,816,908
Storable, Inc. Term Loan B	8.291% - 8.65% (3 mo. USD Term SOFR + 3.50%	)	4/17/2028	12,204,993	11,661,871
Surf Holdings LLC USD Term Loan	8.508% (3 mo. USD LIBOR + 3.50%	)	3/5/2027	14,188,565	14,013,762
Tenable Holdings, Inc. Term Loan B	7.904%		7/7/2028	9,978,897	9,866,634
Ultimate Software Group, Inc. 2021 Term Loan	8.271% (3 mo. USD Term SOFR + 3.25%	)	5/4/2026	21,338,932	20,530,400
Total					417,125,112

Insurance 1.34%
Amynta Agency Borrower, Inc. 2023 Term Loan B	10.253%		2/28/2028	19,640,539	18,801,692
AssuredPartners, Inc. 2022 Term Loan B4	9.403% (1 mo. USD Term SOFR + 4.25%	)	2/12/2027	6,553,097	6,499,853
Asurion LLC 2023 Term Loan B11	9.503% (1 mo. USD Term SOFR + 4.25%	)	8/19/2028	26,246,717	24,239,893
Sedgwick Claims Management Services, Inc. 2023 Term Loan B	8.903% (1 mo. USD Term SOFR + 3.75%	)	2/17/2028	18,229,804	17,758,381
Total					67,299,819

Integrated Energy 0.18%
Esdec Solar Group BV Term Loan B (Netherlands)(b)	9.96% (3 mo. USD LIBOR + 4.75%	)	8/30/2028	9,334,886	9,264,875

Internet 1.17%
Arches Buyer, Inc. 2021 Term Loan B	8.503% (1 mo. USD Term SOFR + 3.25%	)	12/6/2027	9,490,976	8,837,285
MH Sub I LLC 2023 Term Loan	9.416% (3 mo. USD Term SOFR + 4.25%	)	4/25/2028	31,146,266	29,572,290
Uber Technologies, Inc. 2023 Term Loan B	7.87% (3 mo. USD Term SOFR + 2.75%	)	3/3/2030	20,542,604	20,385,966
Total					58,795,541

108	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Internet Companies 0.70%
LSF11 Trinity Bidco, Inc. Term Loan	–	(i)	4/27/2030		$18,932,000	$18,648,020	(j)
NEXUS Buyer LLC 2021 Second Lien Term Loan	11.503% (1 mo. USD Term SOFR + 6.25%	)	11/5/2029		18,299,361	16,377,928
Total						35,025,948

Investment Management Companies 0.11%
Vue International Bidco PLC 2023 EUR PIK Term Loan 6.50%(c)	4.859% (6 mo. EUR EURIBOR + 2.00%	)	12/31/2027	EUR	9,223,893	5,274,791

Leisure 0.52%
Carnival Corp. 2021 Incremental Term Loan B (Panama)(b)	8.404%		10/18/2028		$12,864,931	12,516,484
Carnival Corp. USD Term Loan B (Panama)(b)	8.154%		6/30/2025		13,548,608	13,459,661
Total						25,976,145

Leisure Time 0.64%
Alterra Mountain Co. 2023 Term Loan B	–	(i)	5/9/2030		2,830,871	2,820,255	(j)
Amer Sports Oyj EUR Term Loan B(c)	7.648% (6 mo. EUR EURIBOR + 4.00%	)	3/30/2026	EUR	9,470,000	10,031,130
Life Time, Inc. 2023 Term Loan B	9.80% (3 mo. USD Term SOFR + 4.50%	)	1/15/2026		$6,544,546	6,532,275
Topgolf Callaway Brands Corp. Term Loan B	8.753% (1 mo. USD Term SOFR + 3.50%	)	3/15/2030		12,817,713	12,656,402
Total						32,040,062

Lodging 0.24%
Aimbridge Acquisition Co., Inc. 2019 Term Loan B	8.904%		2/2/2026		997,416	941,312
Four Seasons Hotels Ltd. 2022 Term Loan B (Canada)(b)	8.503% (1 mo. USD Term SOFR + 3.25%	)	11/30/2029		11,100,150	11,125,569
Total						12,066,881

Machinery: Diversified 0.42%
Chart Industries, Inc. 2023 Term Loan B	8.916% (1 mo. USD Term SOFR + 3.75%	)	3/15/2030		16,140,163	16,069,631
Engineered Machinery Holdings, Inc. 2021 USD 2nd Lien Term Loan	11.159%		5/21/2029		5,293,308	4,849,993
Total						20,919,624

See Notes to Financial Statements.	109

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Manufacturing 4.92%
ABG Intermediate Holdings 2 LLC 2021 2nd Lien Term Loan	11.253%		12/20/2029		$10,725,187	$10,028,050
Camelot U.S. Acquisition LLC 2020 Incremental Term Loan B	8.268% (1 mo. USD Term SOFR + 3.00%	)	10/30/2026		4,957,818	4,908,240
Camelot U.S. Acquisition LLC Term Loan B	8.268%		10/30/2026		3,927,712	3,888,435
Chamberlain Group, Inc. Term Loan B	8.503%		11/3/2028		19,444,266	18,472,053
CMG Media Corp. 2021 Term Loan	8.659% (3 mo. USD LIBOR + 3.50%	)	12/17/2026		10,046,371	8,388,720
CSC Holdings LLC 2017 Term Loan B1	7.357% (1 mo. USD LIBOR + 2.25%	)	7/17/2025		9,333,962	8,594,245
DirecTV Financing LLC Term Loan	10.154%		8/2/2027		25,238,915	24,020,380
Engineered Machinery Holdings, Inc. 2021 USD Incremental Term Loan	8.659% (3 mo. USD LIBOR + 3.50%	)	5/19/2028		14,468,694	14,161,234
iHeartCommunications, Inc. 2020 Term Loan	8.154%		5/1/2026		2,817,798	2,214,972
II-VI, Inc. 2022 Term Loan B	8.018% (1 mo. USD Term SOFR + 2.75%	)	7/2/2029		15,645,473	15,547,689
Intelsat Jackson Holdings SA 2021 Exit Term Loan B (Luxembourg)(b)	–	(i)	2/1/2029		15,110,416	14,882,400
MJH Healthcare Holdings LLC 2022 Term Loan B	8.753%		1/28/2029		11,846,068	11,653,569
Nexstar Broadcasting, Inc. 2019 Term Loan B4	7.654%		9/18/2026		10,006,435	9,916,227
Pro Mach Group, Inc. 2021 Term Loan B	9.154%		8/31/2028		9,530,052	9,447,903
SPX Flow, Inc. 2022 Term Loan	9.753%		4/5/2029		11,309,393	10,728,430
Tiger Acquisition LLC 2021 Term Loan	8.503% (1 mo. USD Term SOFR + 3.25%	)	6/1/2028		13,490,180	12,816,886
Titan Acquisition Ltd. 2018 Term Loan B (Canada)(b)	8.151% (3 mo. USD LIBOR + 3.00%	)	3/28/2025		17,974,767	17,089,150
Univision Communications, Inc. 2022 First Lien Term Loan B	9.148% (3 mo. USD Term SOFR + 4.25%	)	6/24/2029		124,686	121,257
Vertical U.S. Newco, Inc. Term Loan B	8.602% (6 mo. USD LIBOR + 3.50%	)	7/30/2027		22,625,245	21,865,942
Virgin Media Bristol LLC USD Term Loan N	7.607% (1 mo. USD LIBOR + 2.50%	)	1/31/2028		19,935,077	19,170,467
Vue International Bidco PLC 2022 EUR Term Loan(c)	11.086% (6 mo. EUR EURIBOR + 8.00%	)	6/30/2027	EUR	1,611,847	1,580,764
William Morris Endeavor Entertainment LLC 2018 1st Lien Term Loan	7.91%		5/18/2025		$7,833,882	7,745,751
Total						247,242,764

110	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Media 0.87%
Gray Television, Inc. 2021 Term Loan D	8.108% (1 mo. USD LIBOR + 3.00%	)	12/1/2028	$9,966,328	$9,505,386
McGraw-Hill Global Education Holdings LLC 2021 Term Loan	9.904% - 10.33%		7/28/2028	10,855,504	10,227,947
Radiate Holdco LLC 2021 Term Loan B	8.404%		9/25/2026	13,173,737	10,979,849
Univision Communications, Inc. 2021 First Lien Term Loan B	8.404%		3/15/2026	13,247,459	12,822,414
Total					43,535,596

Metal Fabricate/Hardware 0.17%
Tank Holding Corp. 2023 Incremental Delayed Draw Term Loan(h)	1.00%		3/31/2028	2,609,502	2,537,741	(j)
Tank Holding Corp. 2023 Incremental Term Loan	11.182% (3 mo. USD Term SOFR + 6.00%	)	3/31/2028	6,088,839	5,921,395
Total					8,459,136

Metals/Minerals 0.20%
Zekelman Industries, Inc. 2020 Term Loan	7.018% (3 mo. USD LIBOR + 2.00%	)	1/24/2027	10,086,534	9,978,760

Oil & Gas 0.47%
Par Petroleum LLC 2023 Term Loan B	9.614% (3 mo. USD Term SOFR + 4.25)		2/28/2030	12,360,173	12,062,726
Parkway Generation LLC Term Loan B	10.275% (3 mo. USD Term SOFR + 4.75)		2/18/2029	10,562,442	10,268,700
Parkway Generation LLC Term Loan C	10.275% (3 mo. USD Term SOFR + 4.75%	)	2/18/2029	1,387,367	1,348,132
Total					23,679,558

Oil Field Equipment & Services 0.32%
Ulterra Drilling Technologies LP Term Loan B	10.404%		11/26/2025	16,510,159	16,179,955

Packaging 0.43%
Clydesdale Acquisition Holdings, Inc. Term Loan B	9.428%		4/13/2029	11,969,849	11,400,563
Graham Packaging Co., Inc. 2021 Term Loan	8.268% (1 mo. USD Term SOFR + 3.00)		8/4/2027	1,873,601	1,829,103
Mauser Packaging Solutions Holding Co. Term Loan B	8.993%		8/14/2026	8,575,745	8,404,230
Total					21,633,896

Personal & Household Products 0.49%
AI Aqua Merger Sub, Inc. 2021 1st Lien Term Loan B	8.804% (1 mo. USD Term SOFR + 3.75%	)	7/31/2028	25,596,161	24,705,158

See Notes to Financial Statements.	111

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Pharmaceuticals 1.79%
Elanco Animal Health, Inc. Term Loan B	6.843% (1 mo. USD Term SOFR + 1.75%	)	8/1/2027	$15,000,000	$14,553,525
Jazz Financing Lux Sarl USD Term Loan (Luxembourg)(b)	8.654%		5/5/2028	24,555,009	24,533,033
Option Care Health, Inc. 2021 Term Loan B	7.904%		10/27/2028	10,315,344	10,299,871
Organon & Co. USD Term Loan	8.00% (3 mo. USD LIBOR + 3.00%	)	6/2/2028	20,866,093	20,820,500
Packaging Coordinators Midco, Inc. 2020 1st Lien Term Loan	8.659% (3 mo. USD LIBOR + 3.50%	)	11/30/2027	20,653,281	19,822,813
Total					90,029,742

Pipelines 0.92%
Brazos Delaware II LLC 2023 Term Loan B	8.805% (1 mo. USD Term SOFR + 3.75%	)	2/11/2030	16,030,311	15,687,182
Oryx Midstream Services Permian Basin LLC 2023 Incremental Term Loan	8.405% (1 mo. USD Term SOFR + 3.25%	)	10/5/2028	21,462,034	21,126,689
Whitewater Whistler Holdings LLC 2023 Term Loan B	8.148% (3 mo. USD Term SOFR + 3.25%	)	2/15/2030	9,346,978	9,341,604
Total					46,155,475

Retail 2.96%
ABG Intermediate Holdings 2 LLC 2021 Term Loan B1	8.753%		12/21/2028	12,979,300	12,661,308
Birkenstock GmbH & Co. KG USD Term Loan B (Germany)(b)	8.593%		4/28/2028	11,868,443	11,720,088
Evergreen Acqco 1 LP 2021 USD Term Loan	10.66% (3 mo. USD Term SOFR + 5.50%	)	4/26/2028	5,442,645	5,337,194
Flynn Restaurant Group LP 2021 Term Loan B	9.518% (1 mo. USD Term SOFR + 4.25%	)	12/1/2028	18,203,357	17,811,985
Great Outdoors Group LLC 2021 Term Loan B1	8.904%		3/6/2028	9,731,703	9,471,380
IRB Holding Corp. 2022 Term Loan B	8.253%		12/15/2027	16,436,705	15,978,614
K-Mac Holdings Corp. 2021 Term Loan	–	(i)	7/21/2028	9,501,112	9,259,119
New Era Cap Co., Inc. 2022 Term Loan B	11.107% (1 mo. USD LIBOR + 6.00%	)	7/13/2027	9,471,399	9,281,971
Petco Health & Wellness Co., Inc. 2021 Term Loan B	8.41% (3 mo. USD Term SOFR + 3.25%	)	3/3/2028	15,633,381	15,343,538
PetSmart, Inc. 2021 Term Loan B	9.003% (1 mo. USD Term SOFR + 3.75%	)	2/11/2028	21,745,850	21,484,900
Torrid LLC 2021 Term Loan B	10.768% (1 mo. USD Term SOFR + 5.50%	)	6/14/2028	12,661,337	11,163,057
Whatabrands LLC 2021 Term Loan B	8.404%		8/3/2028	9,490,995	9,316,977
Total					148,830,131

112	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Service 5.51%
Amentum Government Services Holdings LLC 2022 Term Loan	8.764% - 9.03% (3 mo. USD Term SOFR + 4.00%	)	2/15/2029	$16,864,369	$15,715,484
APi Group DE, Inc. 2021 Incremental Term Loan B	8.00% (1 mo. USD LIBOR + 2.75%	)	1/3/2029	10,715,054	10,737,073
AppLovin Corp. 2018 Term Loan B	8.503% (1 mo. USD Term SOFR + 3.35%	)	8/15/2025	4,795,416	4,783,428
AppLovin Corp. 2021 Term Loan B	8.253% (1 mo. USD Term SOFR + 3.10%	)	10/25/2028	22,409,544	22,118,220
Blackhawk Network Holdings, Inc. 2018 2nd Lien Term Loan	12.25%		6/15/2026	13,754,734	13,115,139
Brown Group Holding LLC 2022 Incremental Term Loan B2	8.795% - 9.01% (1 mo. USD Term SOFR + 3.75%	)	7/2/2029	10,970,326	10,835,117
DTI Holdco, Inc. 2022 Term Loan	9.795% (3 mo. USD Term SOFR + 4.75%	)	4/26/2029	15,324,024	14,195,487
Dun & Bradstreet Corp. 2022 Incremental Term Loan B2	8.386% (1 mo. USD Term SOFR + 3.25%	)	1/18/2029	11,952,168	11,858,044
Harsco Corp. 2021 Term Loan	7.518% (1 mo. USD Term SOFR + 2.25%	)	3/10/2028	17,314,185	16,808,351
Instructure Holdings, Inc. 2021 Term Loan B	7.852% (3 mo. USD LIBOR + 2.75%	)	10/30/2028	8,023,725	7,973,577
KUEHG Corp. 2017 2nd Lien Term Loan	13.409% (3 mo. USD LIBOR + 8.25%	)	8/22/2025	62,000	60,089
Magnite, Inc. Term Loan	10.154% - 10.58%		4/28/2028	14,741,364	14,550,979
Prime Security Services Borrower LLC 2021 Term Loan	7.844% (1 mo. USD LIBOR + 2.75%	)	9/23/2026	10,068,636	10,018,293
Red Planet Borrower LLC Term Loan B	9.003% (1 mo. USD Term SOFR + 3.75%	)	10/2/2028	16,644,202	14,040,549
Renaissance Holding Corp. 2018 2nd Lien Term Loan	12.154%		5/29/2026	9,658,831	9,494,969
Renaissance Holding Corp. 2023 Refi Term Loan	9.903% (1 mo. USD Term SOFR + 4.75%	)	4/5/2030	12,447,182	12,195,936
Sabre Global, Inc. 2022 1st Lien Term Loan B	10.253% (1 mo. USD Term SOFR + 5.00%	)	6/30/2028	15,632,127	11,636,243
Severin Acquisition LLC 2018 Term Loan B	8.045% (3 mo. USD Term SOFR + 3.00%	)	8/1/2025	9,977,290	9,983,525
Sophia LP 2021 Term Loan B	8.659% (3 mo. USD LIBOR + 3.50%	)	10/7/2027	20,234,493	19,791,863

See Notes to Financial Statements.	113

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Service (continued)
SRS Distribution, Inc. 2022 Incremental Term Loan	8.753% (1 mo. USD Term SOFR + 3.50%	)	6/2/2028	$16,247,203	$15,443,535
SSH Group Holdings, Inc. 2018 1st Lien Term Loan	8.898% (3 mo. USD Term SOFR + 4.00%	)	7/30/2025	17,338,114	16,986,583
Team Health Holdings, Inc. 2022 Term Loan B	10.403%		3/2/2027	6,865,773	4,229,797
Weld North Education LLC 2021 Term Loan B	8.91%		12/21/2027	10,413,013	10,256,817
Total					276,829,098

Shipbuilding 0.32%
MHI Holdings LLC Term Loan B	10.154%		9/21/2026	15,985,911	15,985,911

Software 2.96%
Applied Systems, Inc. 2022 Extended 1st Lien Term Loan	9.398% (3 mo. USD Term SOFR + 4.50%	)	9/18/2026	14,038,120	14,046,052
Banff Merger Sub, Inc. 2021 USD 2nd Lien Term Loan	10.654%		2/27/2026	6,237,990	6,047,731
Capstone Borrower, Inc. 2023 Term Loan B	–	(i)	5/17/2030	17,005,404	16,516,499	(j)
CDK Global, Inc. 2022 USD Term Loan B	9.148% (3 mo. USD Term SOFR + 4.25%	)	7/6/2029	18,481,850	18,235,764
ECL Entertainment LLC Term Loan	12.768%		5/1/2028	8,948,156	9,009,675
Liftoff Mobile, Inc. Term Loan	8.659% (3 mo. USD LIBOR + 3.50%	)	3/17/2028	1	1
Mitchell International, Inc. 2021 Term Loan B	8.877% (1 mo. USD LIBOR + 3.75%	)	10/15/2028	14,870,201	14,127,434
Open Text Corp. 2022 Term Loan B (Canada)(b)	8.753% (1 mo. USD Term SOFR + 3.50%	)	1/31/2030	14,768,984	14,756,651
Playtika Holding Corp. 2021 Term Loan	7.904%		3/13/2028	20,193,319	19,845,489
Quartz Acquireco LLC Term Loan B	–	(i)	4/14/2030	13,711,214	13,556,963	(j)
Roper Industrial Products Investment Co. LLC USD Term Loan	9.398% (3 mo. USD Term SOFR + 4.50%	)	11/22/2029	10,092,372	9,999,320
Ultimate Software Group, Inc. 2021 2nd Lien Term Loan	10.271% (3 mo. USD Term SOFR + 5.25%	)	5/3/2027	13,494,991	12,759,514
Total					148,901,093

Software/Services 0.47%
Proofpoint, Inc. 1st Lien Term Loan	8.404%		8/31/2028	17,566,915	17,000,821
Proofpoint, Inc. 2nd Lien Term Loan	11.404%		8/31/2029	6,750,420	6,514,156
Total					23,514,977

114	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Specialty Retail 0.15%
Chinos Intermediate Holdings A, Inc. Exit Term Loan	13.307% (3 mo. USD Term SOFR + 8.00%	)	9/10/2027		$8,029,523	$7,720,066

Telecommunications 1.76%
Altice France SA 2023 USD Term Loan B14 (France)(b)	10.486%		8/15/2028		12,758,337	10,706,413
Carriage Purchaser, Inc. 2021 Term Loan B	9.404%		9/30/2028		3,040,380	2,989,073
CenturyLink, Inc. 2020 Term Loan B	7.518% (1 mo. USD Term SOFR + 2.25%	)	3/15/2027		21,073,581	14,603,676
Fastlane Parent Co., Inc. 2018 Add On 1st Lien Term Loan	9.654%		2/4/2026		13,215,800	13,138,686
Frontier Communications Corp. 2021 1st Lien Term Loan	8.938%		5/1/2028		13,214,779	12,308,774
Kenan Advantage Group, Inc. 2021 Term Loan B1	9.477%		3/24/2026		10,051,321	9,986,641
Lorca Holdco Ltd. 2021 EUR Term Loan B2(c)	6.269% (6 mo. EUR EURIBOR + 3.70%	)	9/17/2027	EUR	1,465,000	1,525,749
Lorca Holdco Ltd. EUR Term Loan B1(c)	6.769% (6 mo. EUR EURIBOR + 4.20%	)	9/17/2027	EUR	7,785,000	8,209,424
Northwest Fiber LLC 2021 Term Loan	8.947%		4/30/2027		$15,820,477	15,138,219
Total						88,606,655

Transportation 0.05%
Kenan Advantage Group, Inc. 2023 Term Loan	9.727% (3 mo. USD Term SOFR + 4.00%	)	3/24/2026		2,347,761	2,333,099

Utility 1.11%
Astoria Energy LLC 2020 Term Loan B	8.66%		12/10/2027		8,001,052	7,946,765
Calpine Corp. 2020 Term Loan B5	7.66%		12/16/2027		4,868,918	4,835,858
Generation Bridge Acquisition LLC Term Loan B	10.154%		12/1/2028		13,835,816	13,835,816
Generation Bridge Acquisition LLC Term Loan C	10.154%		12/1/2028		322,718	322,718
Pacific Gas & Electric Co. 2020 Term Loan	8.154%		6/23/2025		8,619,361	8,567,257
Talen Energy Supply LLC 2023 Term Loan B	9.59%		5/17/2030		5,251,728	5,138,895
Talen Energy Supply LLC 2023 Term Loan C	9.59%		5/17/2030		4,255,711	4,164,277
USIC Holdings, Inc. 2021 Term Loan	8.654%		5/12/2028		11,331,703	10,916,849
Total						55,728,435
Total Floating Rate Loans (cost $4,237,083,189)						4,103,316,706

See Notes to Financial Statements.	115

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2023

Investments	Dividend Rate		Shares	Fair Value
PREFERRED STOCKS 0.53%

Transportation Infrastructure
ACBL Holdings Corp.	Zero Coupon		268,120	$6,568,940
ACBL Holdings Corp.	Zero Coupon		444,753	20,013,885
Total Preferred Stocks (cost $17,821,825)				26,582,825

	Exercise Price	Expiration Date

WARRANTS 0.01%

Machinery 0.00%
TNT Crane & Rigging, Inc.*	$4.00	10/16/2025	12,651	6,326

Miscellaneous Financials 0.01%
Utex Industries*	114.76	12/3/2025	57,340	336,012	(e)

Specialty Retail 0.00%
Chinos Intermediate Holdings A, Inc.*	3.50		147,340	317,739
Total Warrants (cost $652,304)				660,077
Total Long-Term Investments (cost $4,770,780,585)				4,618,423,704

			Principal Amount

SHORT-TERM INVESTMENTS 10.12%

REPURCHASE AGREEMENTS 8.99%
Repurchase Agreement dated 5/31/2023, 5.080% due 6/1/2023 with Barclays Bank plc collateralized by $335,877,000 of U.S. Treasury Note at 3.750% due 5/31/2030; value: $336,599,136; proceeds: $330,045,720 (cost $329,999,153)			$329,999,153	329,999,153
Repurchase Agreement dated 5/31/2023, 2.600% due 6/1/2023 with Fixed Income Clearing Corp. collateralized by $136,929,900 of U.S. Treasury Note at 0.500% due 2/28/2026; value: $124,189,000; proceeds: $121,762,692 (cost 121,753,898)			121,753,898	121,753,898
Total Repurchase Agreements (cost $451,753,051)				451,753,051

116	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2023

Investments	Shares	Fair Value
MONEY MARKET FUNDS 1.02%
Fidelity Government Portfolio(m) (cost $51,213,645)	51,213,645	$51,213,645

TIME DEPOSITS 0.11%
CitiBank N.A.(m) (cost $5,690,405)	5,690,405	5,690,405
Total Short-Term Investments (cost $508,657,101)		508,657,101
Total Investments in Securities 102.03% (cost $5,279,437,686)		5,127,080,805
Less Unfunded Loan Commitments (0.15%) (cost $7,846,939)		(7,662,916)
Net Investments in Securities 101.88% (cost $5,271,590,747)		5,119,417,889
Other Assets and Liabilities – Net(n) (1.88)%		(94,403,815)
Net Assets 100.00%		$5,025,014,074

EUR	Euro.
ETF	Exchange Traded Fund.
EURIBOR	Euro Interbank Offered Rate.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
SOFR	Secured Overnight Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At May 31, 2023, the total value of Rule 144A securities was $355,457,911, which represents 7.07% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2023.
*	Non-income producing security.
(a)	Level 3 Investment as described in Note 2(u) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Foreign security traded in U.S. dollars.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Amount is less than $1.
(e)	Level 3 Investment as described in Note 2(u) in the Notes to Financials. Security fair valued by the Pricing Committee.
(f)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(g)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2023.
(h)	Security partially/fully unfunded.
(i)	Interest Rate to be determined.
(j)	Level 3 Investment as described in Note 2(u) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(k)	Defaulted (non-income producing security).
(l)	Level 3 Investment as described in 2(u) in the Notes to Financials. Floating Rate Loan fair valued by the Pricing Committee. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore the Fund does not have access to unobservable inputs and can not disclose such inputs in the valuation.
(m)	Security was purchased with the cash collateral from loaned securities.
(n)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and swap contracts as follows:

See Notes to Financial Statements.	117

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2023

Centrally Cleared Interest Rate Swap Contracts at May 31, 2023:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Value/Unrealized Appreciation
Bank of America(1)	4.372%	12-Month USD SOFR Index	9/15/2024	$16,284,000	$90,972
Bank of America(1)	3.636%	12-Month USD SOFR Index	1/20/2026	12,246,000	112,069
Bank of America(1)	3.317%	12-Month USD SOFR Index	4/30/2030	5,404,000	35,712
Bank of America(1)	2.498%	12-Month USD SOFR Index	10/15/2029	6,503,000	351,572
Bank of America(1)	2.496%	12-Month USD SOFR Index	12/1/2028	9,176,000	459,887
Bank of America(1)	2.489%	12-Month USD SOFR Index	8/1/2029	9,592,000	513,574
Bank of America(1)	2.476%	12-Month USD SOFR Index	10/1/2029	13,498,000	743,985
Bank of America(1)	1.225%	12-Month USD SOFR Index	1/15/2030	12,445,000	1,615,092
Bank of America(1)	1.220%	12-Month USD SOFR Index	10/15/2029	9,775,000	1,234,671
Bank of America(1)	1.152%	12-Month USD SOFR Index	10/15/2028	10,098,000	1,157,118
Unrealized Appreciation on Centrally Cleared Interest Rate Swap Contracts					$6,314,652

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Value/Unrealized Depreciation
Bank of America(1)	4.494%	12-Month USD SOFR Index	4/1/2025	$8,021,000	$(10,810)
Bank of America(1)	4.447%	12-Month USD SOFR Index	6/15/2025	10,186,000	(33,252)
Bank of America(1)	4.440%	12-Month USD SOFR Index	6/25/2025	12,041,000	(41,685)
Bank of America(1)	4.265%	12-Month USD SOFR Index	5/1/2026	12,207,000	(118,059)
Bank of America(1)	4.217%	12-Month USD SOFR Index	8/15/2026	7,668,000	(89,124)
Bank of America(1)	4.214%	12-Month USD SOFR Index	9/1/2026	7,970,000	(95,317)
Bank of America(1)	4.203%	12-Month USD SOFR Index	10/15/2026	3,011,000	(38,707)
Bank of America(1)	4.062%	12-Month USD SOFR Index	12/15/2025	3,085,000	(1,779)
Bank of America(1)	3.974%	12-Month USD SOFR Index	4/1/2027	5,947,000	(58,294)
Bank of America(1)	3.940%	12-Month USD SOFR Index	8/15/2027	8,911,000	(105,504)
Bank of America(1)	3.925%	12-Month USD SOFR Index	5/1/2026	9,243,000	(3,643)
Bank of America(1)	3.890%	12-Month USD SOFR Index	7/15/2028	4,603,000	(75,613)
Bank of America(1)	3.875%	12-Month USD SOFR Index	5/1/2028	7,347,000	(105,362)
Bank of America(1)	3.805%	12-Month USD SOFR Index	11/1/2026	9,176,000	(9,245)
Bank of America(1)	3.803%	12-Month USD SOFR Index	6/30/2029	9,216,000	(167,890)
Bank of America(1)	3.766%	12-Month USD SOFR Index	4/1/2030	8,462,000	(171,478)
Bank of America(1)	3.708%	12-Month USD SOFR Index	4/15/2027	9,454,000	(6,439)
Bank of America(1)	3.599%	12-Month USD SOFR Index	2/1/2028	5,823,000	(5,618)
Unrealized Depreciation on Centrally Cleared Interest Rate Swap Contracts					$(1,137,819)

(1)	Central clearinghouse: Chicago Mercantile Exchange (CME).

118	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2023

Total Return Swap Contracts at May 31, 2023:

Swap Counterparty	Referenced Index*	Referenced Spread	Units	Position	Termination Date	Notional Amount	Upfront Payment	Unrealized Appreciation	Value
Barclays Capital, PLC.	IBOXX	12-Month USD SOFR Index	307,692	Long	6/20/2023	$57,000,000	$(590)	$556,744	$556,154
Morgan Stanley	IBOXX	12-Month USD SOFR Index	282,269	Long	6/20/2023	51,500,000	(57)	1,300,611	1,300,554
Morgan Stanley	IBOXX	12-Month USD SOFR Index	308,303	Long	6/20/2023	56,912,657	(687)	758,340	757,653
Morgan Stanley	IBOXX	12-Month USD SOFR Index	616,116	Long	6/20/2023	113,981,382	(1,128)	1,268,786	1,267,658
Morgan Stanley	IBOXX	12-Month USD SOFR Index	151,756	Long	6/20/2023	27,839,622	6	547,454	547,460
Total						$307,233,661	$(2,456)	$4,431,935	$4,429,479

*	iBoxx Leverage Loan Index.

SOFR	Secured Overnight Financing Rate.

Forward Foreign Currency Exchange Contracts at May 31, 2023:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Sell	Morgan Stanley	6/13/2023	120,000	$132,582	$128,348	$4,234
Euro	Sell	Morgan Stanley	6/13/2023	4,810,000	5,198,667	5,144,613	54,054
Euro	Sell	Standard Chartered Bank	6/13/2023	4,609,000	4,987,751	4,929,630	58,121
Euro	Sell	State Street Bank and Trust	6/13/2023	8,637,000	9,492,087	9,237,843	254,244
Euro	Sell	Toronto Dominion Bank	6/13/2023	3,263,000	3,558,920	3,489,994	68,926
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$439,579

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Buy	Bank of America	6/13/2023	1,539,000	$1,664,298	$1,646,062	$(18,236)
Euro	Buy	Morgan Stanley	6/13/2023	2,579,000	2,825,508	2,758,411	(67,097)
Euro	Buy	Morgan Stanley	6/13/2023	3,412,000	3,781,075	3,649,360	(131,715)
Euro	Buy	Morgan Stanley	6/13/2023	4,675,000	5,141,932	5,000,222	(141,710)
Euro	Buy	Morgan Stanley	6/13/2023	5,500,000	5,985,203	5,882,614	(102,589)
Euro	Buy	State Street Bank and Trust	6/13/2023	2,189,000	2,362,920	2,341,280	(21,640)
Euro	Sell	State Street Bank and Trust	6/13/2023	62,663,000	66,668,419	67,022,221	(353,802)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(836,789)

See Notes to Financial Statements.	119

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2023

The following is a summary of the inputs used as of May 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3		Total
Long-Term Investments
Asset-Backed Securities	$–	$30,838,719	$–		$30,838,719
Common Stocks
Electric-Generation	–	–	3,145		3,145
Remaining Industries	–	31,528,963	–		31,528,963
Convertible Bonds	–	7,428,017	–		7,428,017
Corporate Bonds
Mining	–	7,714,391	–	(3)	7,714,391
Remaining Industries	–	354,689,047	–		354,689,047
Exchange-Traded Funds	55,661,814	–	–		55,661,814
Floating Rate Loans
Commercial Services	–	111,719,402	9,871,646		121,591,048
Electric: Generation	–	27,504,463	1,288,795		28,793,258
Food/Tobacco	–	52,403,990	–	(4)	52,403,990
Information Technology	–	412,490,466	4,634,646		417,125,112
Internet Companies	–	16,377,928	18,648,020		35,025,948
Leisure Time	–	29,219,807	2,820,255		32,040,062
Metal Fabricate/Hardware	–	5,921,395	2,537,741		8,459,136
Software	–	118,827,631	30,073,462		148,901,093
Remaining Industries	–	3,258,977,059	–		3,258,977,059
Less Unfunded Commitments	–	(5,125,175)	(2,537,741)		(7,662,916)
Preferred Stocks	–	26,582,825	–		26,582,825
Warrants	–	324,065	336,012		660,077
Short-Term Investments
Repurchase Agreements	–	451,753,051	–		451,753,051
Money Market Funds	51,213,645	–	–		51,213,645
Time Deposits	–	5,690,405	–		5,690,405
Total	$106,875,459	$4,944,866,449	$67,675,981		$5,119,417,889
Other Financial Instruments
Centrally Cleared Interest Rate Swap Contracts
Assets	$–	$6,314,652	$–		$6,314,652
Liabilities	–	(1,137,819)	–		(1,137,819)
Total Return Swap Contracts
Assets	–	4,429,479	–		4,429,479
Liabilities	–	–	–		–
Forward Foreign Currency Exchange Contracts
Assets	–	439,579	–		439,579
Liabilities	–	(836,789)	–		(836,789)
Total	$–	$9,209,102	$–		$9,209,102

(1)	Refer to Note 2(u) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Includes securities with zero market value.
(4)	Amount less than $1.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

120	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

FLOATING RATE FUND May 31, 2023

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Common Stocks	Corporate Bonds	Floating Rate Loans	Warrants
Balance as of December 1, 2022	$3,145	$5	$79,179,145	$521,220
Accrued Discounts (Premiums)	–	–	128,692	–
Realized Gain (Loss)	–	–	(363,072)	–
Change in Unrealized Appreciation (Depreciation)	–	(5)	(346,563)	(185,208)
Purchases	–	–	57,620,019	–
Sales	–	–	(8,786,638)	–
Transfers into Level 3(a)	–	–	13,706,555	–
Transfers out of Level 3(a)	–	–	(73,801,314)	–
Balance as of May 31, 2023	$3,145	$–	$67,336,824	$336,012
Change in unrealized appreciation/depreciation for the period ended May 31, 2023, related to Level 3 investments held at May 31, 2023	$–	$–	$(464,660)	$(185,208)

(a)	The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into and out of Level 3 were primarily related to the availability of market quotations in accordance with valuation methodology.

See Notes to Financial Statements.	121

Schedule of Investments (unaudited)

HIGH YIELD FUND May 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 97.71%

ASSET-BACKED SECURITIES 0.34%

Other
Perimeter Master Note Business	8.13%	5/15/2027	$5,000,000	$4,565,850
Perimeter Master Note Business Trust	5.19%	5/15/2027	12,000,000	9,708,596	(a)
Total Asset-Backed Securities (cost $16,981,834)				14,274,446

			Shares

COMMON STOCKS 0.81%

Automobile Components 0.05%
Chassix Holdings, Inc.			465,820	2,096,190

Banks 0.10%
New York Community Bancorp, Inc.			417,723	4,294,193

Electric: Utilities 0.33%
Talen Energy Supply LLC*			64,721	2,856,138
Talen Energy Supply LLC*			248,166	10,951,565
Total				13,807,703

Electric-Generation 0.00%
Frontera Generation Holdings LLC			87,622	1,314	(a)

Machinery 0.00%
TNT Crane & Rigging, Inc.			14,844	116,281

Miscellaneous Financials 0.07%
Utex Industries			49,219	3,150,016

Oil, Gas & Consumable Fuels 0.00%
Earthstone Energy, Inc. Class A*			129	1,549

Personal Care Products 0.16%
Britax Group Ltd.			2,481	–	(a)(b)
Gibson Brands Private Equity			56,761	6,669,417	(c)
Total				6,669,417

Specialty Retail 0.08%
Chinos Intermediate Holdings A, Inc.			47,809	351,396
Claire’s Holdings LLC			7,482	3,086,164
Total				3,437,560

122	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2023

Investments			Shares	Fair Value
Transportation Infrastructure 0.02%
ACBL Holdings Corp.			22,227	$733,491
Total Common Stocks (cost $39,105,513)				34,307,714

	Interest Rate	Maturity Date	Principal Amount

CONVERTIBLE BONDS 0.11%

Health Care-Products
Exact Sciences Corp.† (cost $4,638,375)	2.00%	3/1/2030	$3,754,000	4,728,163

CORPORATE BONDS 92.47%

Advertising 0.10%
Outfront Media Capital LLC/Outfront Media Capital Corp.†	4.25%	1/15/2029	5,315,000	4,354,819

Aerospace/Defense 2.30%
Bombardier, Inc. (Canada)†(d)	6.00%	2/15/2028	14,185,000	13,100,829
Howmet Aerospace, Inc.	3.00%	1/15/2029	6,118,000	5,363,917
Moog, Inc.†	4.25%	12/15/2027	4,864,000	4,541,737
Rolls-Royce PLC (United Kingdom)†(d)	5.75%	10/15/2027	8,987,000	8,759,849
Spirit AeroSystems, Inc.	4.60%	6/15/2028	10,000,000	8,241,257
Spirit AeroSystems, Inc.†	9.375%	11/30/2029	9,061,000	9,662,360
TransDigm, Inc.	4.625%	1/15/2029	23,283,000	20,664,361
TransDigm, Inc.	5.50%	11/15/2027	9,871,000	9,289,805
TransDigm, Inc.†	6.75%	8/15/2028	7,702,000	7,720,500
Triumph Group, Inc.†	9.00%	3/15/2028	10,432,000	10,580,103
Total				97,924,718

Agriculture 0.43%
Darling Ingredients, Inc.†	6.00%	6/15/2030	4,678,000	4,607,236
Kernel Holding SA (Ukraine)†(d)	6.50%	10/17/2024	9,834,000	6,330,637
Kernel Holding SA (Ukraine)†(d)	6.75%	10/27/2027	3,832,000	2,299,200
MHP Lux SA (Luxembourg)†(d)	6.25%	9/19/2029	9,792,000	4,832,352
Total				18,069,425

Airlines 2.62%
Air Canada (Canada)†(d)	3.875%	8/15/2026	14,035,000	13,043,798
Allegiant Travel Co.†	7.25%	8/15/2027	5,432,000	5,397,371
American Airlines Group, Inc.†	3.75%	3/1/2025	8,823,000	8,348,736

See Notes to Financial Statements.	123

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Airlines (continued)
American Airlines, Inc.†	7.25%		2/15/2028		$3,505,000	$3,434,144
American Airlines, Inc.†	11.75%		7/15/2025		16,877,000	18,502,354
American Airlines, Inc./AAdvantage Loyalty IP Ltd.†	5.75%		4/20/2029		8,840,146	8,478,702
Azul Investments LLP†	7.25%		6/15/2026		10,995,000	8,400,182
Delta Air Lines, Inc.	3.75%		10/28/2029		9,924,000	8,855,935
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.75%		10/20/2028		4,430,000	4,281,844
Finnair Oyj(e)	4.25%		5/19/2025	EUR	4,549,000	4,417,272
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.†	5.75%		1/20/2026		$8,322,471	7,746,571
United Airlines, Inc.†	4.375%		4/15/2026		9,711,000	9,196,816
United Airlines, Inc.†	4.625%		4/15/2029		12,418,000	11,261,355
Total						111,365,080

Apparel 0.70%
BK LC Lux Finco1 Sarl(e)	5.25%		4/30/2029	EUR	9,234,000	9,075,079
Crocs, Inc.†	4.125%		8/15/2031		$8,551,000	6,969,065
Golden Goose SpA†(e)	8.198% (3 mo. EUR EURIBOR + 4.88%	)#	5/14/2027	EUR	4,359,000	4,633,011
Kontoor Brands, Inc.†	4.125%		11/15/2029		$5,677,000	4,792,325
Levi Strauss & Co.†	3.50%		3/1/2031		5,159,000	4,272,116
Total						29,741,596

Auto Manufacturers 2.21%
Allison Transmission, Inc.†	3.75%		1/30/2031		8,420,000	7,117,229
Aston Martin Capital Holdings Ltd. (Jersey)†(d)	10.50%		11/30/2025		4,483,000	4,484,681
Ford Motor Co.	3.25%		2/12/2032		14,813,000	11,269,323
Ford Motor Co.	6.10%		8/19/2032		9,457,000	8,898,011
Ford Motor Credit Co. LLC	2.90%		2/10/2029		35,868,000	29,207,545
Ford Motor Credit Co. LLC	4.00%		11/13/2030		23,214,000	19,527,396
Ford Motor Credit Co. LLC	7.35%		11/4/2027		2,604,000	2,633,542
Jaguar Land Rover Automotive PLC (United Kingdom)†(d)	4.50%		10/1/2027		7,419,000	6,331,960
Wabash National Corp.†	4.50%		10/15/2028		5,162,000	4,497,160
Total						93,966,847

Auto Parts & Equipment 0.91%
Adient Global Holdings Ltd.†	7.00%		4/15/2028		6,506,000	6,580,715
Adient Global Holdings Ltd.†	8.25%		4/15/2031		6,428,000	6,428,324
American Axle & Manufacturing, Inc.	5.00%		10/1/2029		5,365,000	4,367,488
Clarios Global LP/Clarios U.S. Finance Co.†	6.75%		5/15/2028		5,611,000	5,616,499

124	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Auto Parts & Equipment (continued)
Dornoch Debt Merger Sub, Inc.†	6.625%		10/15/2029		$5,929,000	$4,458,063
IHO Verwaltungs GmbH(e)	8.75%		5/15/2028	EUR	4,033,000	4,383,621
IHO Verwaltungs GmbH†(e)	8.75%		5/15/2028	EUR	1,716,000	1,865,185
ZF North America Capital, Inc.†	6.875%		4/14/2028		$1,786,000	1,795,493
ZF North America Capital, Inc.†	7.125%		4/14/2030		3,097,000	3,122,488
Total						38,617,876

Banks 1.20%
Akbank TAS (Turkey)†(d)	5.125%		3/31/2025		2,672,000	2,449,610
Freedom Mortgage Corp.†	8.25%		4/15/2025		5,772,000	5,520,869
Intesa Sanpaolo SpA (Italy)†(d)	4.198% (1 yr. CMT + 2.60%	)#	6/1/2032		12,414,000	9,405,269
Popular, Inc.	7.25%		3/13/2028		8,289,000	8,221,493
Synovus Financial Corp.	5.90% (5 yr. USD Swap + 3.38%	)#	2/7/2029		12,781,000	11,113,760
Texas Capital Bancshares, Inc.	4.00% (5 yr. CMT + 3.15%	)#	5/6/2031		9,075,000	6,770,359
Texas Capital Bank NA	5.25%		1/31/2026		8,402,000	7,598,189
Total						51,079,549

Beverages 0.10%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL (Guatemala)†(d)	5.25%		4/27/2029		4,385,000	4,081,996

Biotechnology 0.16%
Grifols Escrow Issuer SA (Spain)†(d)	4.75%		10/15/2028		8,076,000	6,840,251

Building Materials 2.05%
Boise Cascade Co.†	4.875%		7/1/2030		5,346,000	4,798,289
Builders FirstSource, Inc.†	4.25%		2/1/2032		6,000,000	5,160,481
Builders FirstSource, Inc.†	6.375%		6/15/2032		10,458,000	10,298,719
Eco Material Technologies, Inc.†	7.875%		1/31/2027		7,139,000	6,792,009
Emerald Debt Merger Sub LLC†	6.625%		12/15/2030		11,161,000	11,085,663
Griffon Corp.	5.75%		3/1/2028		9,742,000	8,996,206
JELD-WEN, Inc.†	4.875%		12/15/2027		7,843,000	6,841,371
MIWD Holdco II LLC/MIWD Finance Corp.†	5.50%		2/1/2030		6,196,000	4,995,339
New Enterprise Stone & Lime Co., Inc.†	9.75%		7/15/2028		6,012,000	5,717,622
PGT Innovations, Inc.†	4.375%		10/1/2029		5,700,000	5,210,057
Smyrna Ready Mix Concrete LLC†	6.00%		11/1/2028		4,994,000	4,651,491
Standard Industries, Inc.†	3.375%		1/15/2031		8,976,000	7,020,899

See Notes to Financial Statements.	125

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Building Materials (continued)
Summit Materials LLC/Summit Materials Finance Corp.†	5.25%	1/15/2029		$5,146,000	$4,835,362
Victors Merger Corp.†	6.375%	5/15/2029		1,145,000	731,001
Total					87,134,509

Chemicals 2.58%
ASP Unifrax Holdings, Inc.†	5.25%	9/30/2028		5,156,000	3,889,557
Axalta Coating Systems LLC†	3.375%	2/15/2029		4,569,000	3,921,047
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%	6/15/2028		7,772,000	6,752,530
INEOS Finance PLC (United Kingdom)†(d)	6.75%	5/15/2028		8,526,000	8,406,338
Ingevity Corp.†	3.875%	11/1/2028		12,151,000	10,045,475
LSF11 A5 HoldCo LLC†	6.625%	10/15/2029		5,557,000	4,752,874
Methanex Corp. (Canada)(d)	5.25%	12/15/2029		4,500,000	4,099,756
Minerals Technologies, Inc.†	5.00%	7/1/2028		7,013,000	6,465,409
Olin Corp.	5.00%	2/1/2030		11,691,000	10,667,307
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025		7,957,000	7,722,662
SCIH Salt Holdings, Inc.†	4.875%	5/1/2028		4,857,000	4,308,433
SCIH Salt Holdings, Inc.†	6.625%	5/1/2029		4,986,000	4,135,509
SCIL IV LLC/SCIL USA Holdings LLC†	5.375%	11/1/2026		10,031,000	9,265,869
SK Invictus Intermediate II Sarl (Luxembourg)†(d)	5.00%	10/30/2029		5,165,000	4,105,994
SPCM SA (France)†(d)	3.375%	3/15/2030		13,098,000	10,884,875
Tronox, Inc.†	4.625%	3/15/2029		4,713,000	3,831,011
Valvoline, Inc.†	3.625%	6/15/2031		7,654,000	6,288,258
Total					109,542,904

Coal 0.74%
Coronado Finance Pty. Ltd. (Australia)†(d)	10.75%	5/15/2026		9,717,000	10,004,186
SunCoke Energy, Inc.†	4.875%	6/30/2029		15,488,000	12,768,401
Warrior Met Coal, Inc.†	7.875%	12/1/2028		8,491,000	8,505,681
Total					31,278,268

Commercial Services 4.26%
AA Bond Co. Ltd.(e)	6.50%	1/31/2026	GBP	7,709,000	8,175,141
Albion Financing 2Sarl (Luxembourg)†(d)	8.75%	4/15/2027		$1,592,000	1,384,639
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	9.75%	7/15/2027		9,461,000	8,311,737
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl (Luxembourg)†(d)	4.625%	6/1/2028		16,916,000	13,883,394
Alta Equipment Group, Inc.†	5.625%	4/15/2026		9,076,000	8,332,676
AMN Healthcare, Inc.†	4.00%	4/15/2029		7,079,000	6,206,372

126	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Commercial Services (continued)
APi Group DE, Inc.†	4.125%	7/15/2029		$7,356,000	$6,398,249
APi Group DE, Inc.†	4.75%	10/15/2029		7,587,000	6,825,904
Ashtead Capital, Inc.†	5.50%	8/11/2032		4,739,000	4,561,745
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†	4.75%	4/1/2028		11,539,000	10,301,211
BCP V Modular Services Finance II PLC(e)	4.75%	11/30/2028	EUR	7,070,000	6,310,199
Block, Inc.	2.75%	6/1/2026		$2,650,000	2,387,385
Block, Inc.	3.50%	6/1/2031		6,892,000	5,636,677
Garda World Security Corp. (Canada)†(d)	7.75%	2/15/2028		6,376,000	6,401,727
Gartner, Inc.†	3.75%	10/1/2030		5,119,000	4,496,586
Herc Holdings, Inc.†	5.50%	7/15/2027		9,432,000	8,966,072
Hertz Corp.†	6.00%	1/15/2028		6,517,000	521,360
Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer, Inc.†	5.00%	2/1/2026		4,873,000	4,354,391
Mersin Uluslararasi Liman Isletmeciligi AS (Turkey)(d)	5.375%	11/15/2024		4,441,000	4,236,799
NESCO Holdings II, Inc.†	5.50%	4/15/2029		8,973,000	7,941,374
PeopleCert Wisdom Issuer PLC(e)	5.75%	9/15/2026	EUR	10,726,000	11,086,220
Port of Newcastle Investments Financing Pty. Ltd. (Australia)†(d)	5.90%	11/24/2031		$9,736,000	8,482,827
Q-Park Holding I BV(e)	2.00%	3/1/2027	EUR	1,791,000	1,631,249
Sabre Global, Inc.†	9.25%	4/15/2025		$8,963,000	8,569,569
Service Corp. International	3.375%	8/15/2030		5,075,000	4,230,342
Sotheby’s†	7.375%	10/15/2027		4,985,000	4,374,036
United Rentals North America, Inc.	3.875%	2/15/2031		14,791,000	12,703,733
Williams Scotsman International, Inc.†	4.625%	8/15/2028		4,796,000	4,387,621
Total					181,099,235

Computers 0.68%
Crowdstrike Holdings, Inc.	3.00%	2/15/2029		5,370,000	4,685,690
McAfee Corp.†	7.375%	2/15/2030		7,951,000	6,694,558
Presidio Holdings, Inc.†	8.25%	2/1/2028		4,934,000	4,544,741
Science Applications International Corp.†	4.875%	4/1/2028		4,923,000	4,590,525
Seagate HDD Cayman (Cayman Islands)†(d)	8.25%	12/15/2029		3,969,000	4,062,404
Seagate HDD Cayman (Cayman Islands)†(d)	8.50%	7/15/2031		4,287,000	4,395,654
Total					28,973,572

Cosmetics/Personal Care 0.11%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC†	4.75%	1/15/2029		5,118,000	4,705,003

See Notes to Financial Statements.	127

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Distribution/Wholesale 0.97%
American Builders & Contractors Supply Co., Inc.†	4.00%	1/15/2028	$7,528,000	$6,877,203
BCPE Empire Holdings, Inc.†	7.625%	5/1/2027	4,609,000	4,223,849
H&E Equipment Services, Inc.†	3.875%	12/15/2028	14,729,000	12,659,057
Resideo Funding, Inc.†	4.00%	9/1/2029	11,767,000	9,812,397
Ritchie Bros Holdings, Inc.†	6.75%	3/15/2028	3,052,000	3,092,103
Ritchie Bros Holdings, Inc.†	7.75%	3/15/2031	4,407,000	4,598,793
Total				41,263,402

Diversified Financial Services 1.73%
AG Issuer LLC†	6.25%	3/1/2028	9,113,000	8,414,873
AG TTMT Escrow Issuer LLC†	8.625%	9/30/2027	11,195,000	11,349,715
Armor Holdco, Inc.†	8.50%	11/15/2029	6,034,000	5,106,816
Jane Street Group/JSG Finance, Inc.†	4.50%	11/15/2029	4,712,000	4,023,640
Jefferson Capital Holdings LLC†	6.00%	8/15/2026	8,416,000	6,783,187
Navient Corp.	4.875%	3/15/2028	7,609,000	6,310,714
Navient Corp.	5.50%	3/15/2029	5,191,000	4,301,600
OneMain Finance Corp.	4.00%	9/15/2030	5,954,000	4,399,351
PennyMac Financial Services, Inc.†	5.75%	9/15/2031	10,665,000	8,597,500
PRA Group, Inc.†	8.375%	2/1/2028	6,365,000	5,637,003
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(d)	7.875%	5/1/2027	9,716,000	8,778,698
Total				73,703,097

Electric 3.56%
Atlantica Sustainable Infrastructure PLC (United Kingdom)†(d)	4.125%	6/15/2028	5,246,000	4,698,216
Calpine Corp.†	3.75%	3/1/2031	12,655,000	10,330,948
Calpine Corp.†	4.625%	2/1/2029	5,864,000	4,965,397
Calpine Corp.†	5.00%	2/1/2031	11,188,000	9,043,291
Clearway Energy Operating LLC†	3.75%	2/15/2031	4,872,000	4,093,831
DPL, Inc.	4.35%	4/15/2029	10,881,000	9,647,691
Elwood Energy LLC	8.159%	7/5/2026	1,891,126	1,560,179
Leeward Renewable Energy Operations LLC†	4.25%	7/1/2029	11,364,000	10,011,741
NextEra Energy Operating Partners LP†	4.50%	9/15/2027	11,943,000	11,139,176
NRG Energy, Inc.†	3.875%	2/15/2032	14,553,000	11,311,698
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	2,921,260	2,906,420
Pampa Energia SA (Argentina)(d)	7.50%	1/24/2027	5,411,000	4,995,104
Pattern Energy Operations LP/Pattern Energy Operations, Inc.†	4.50%	8/15/2028	14,462,000	13,152,984

128	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2023

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Electric (continued)
PG&E Corp.	5.00%		7/1/2028		$9,075,000	$8,379,214
Pike Corp.†	5.50%		9/1/2028		9,261,000	8,279,149
Talen Energy Supply LLC†	8.625%		6/1/2030		4,979,000	5,072,107
TransAlta Corp. (Canada)(d)	7.75%		11/15/2029		8,250,000	8,591,137
Vistra Corp.†	7.00% (5 yr. CMT + 5.74%	)#	–	(f)	6,374,000	5,612,466
Vistra Operations Co. LLC†	4.375%		5/1/2029		20,222,000	17,643,865
Total						151,434,614

Electrical Components & Equipment 0.17%
EnerSys†	4.375%		12/15/2027		7,863,000	7,322,580

Electronics 0.43%
Atkore, Inc.†	4.25%		6/1/2031		16,303,000	13,956,979
Imola Merger Corp.†	4.75%		5/15/2029		4,983,000	4,292,178
Total						18,249,157

Energy-Alternate Sources 0.54%
TerraForm Power Operating LLC†	4.75%		1/15/2030		11,460,000	10,301,050
TerraForm Power Operating LLC†	5.00%		1/31/2028		7,871,000	7,390,161
YPF Energia Electrica SA (Argentina)†(d)	10.00%		7/25/2026		5,950,000	5,222,065
Total						22,913,276

Engineering & Construction 0.83%
Arcosa, Inc.†	4.375%		4/15/2029		8,502,000	7,696,220
Dycom Industries, Inc.†	4.50%		4/15/2029		12,329,000	11,148,380
Fluor Corp.	4.25%		9/15/2028		4,911,000	4,518,120
Great Lakes Dredge & Dock Corp.†	5.25%		6/1/2029		7,888,000	6,206,553
Weekley Homes LLC/Weekley Finance Corp.†	4.875%		9/15/2028		6,650,000	5,839,465
Total						35,408,738

Entertainment 4.77%
Allwyn Entertainment Financing U.K. PLC (United Kingdom)†(d)	7.875%		4/30/2029		8,431,000	8,375,102
AMC Entertainment Holdings, Inc.†	7.50%		2/15/2029		9,106,000	6,398,194
Boyne USA, Inc.†	4.75%		5/15/2029		10,192,000	9,113,690
Caesars Entertainment, Inc.†	4.625%		10/15/2029		6,313,000	5,450,423
Caesars Entertainment, Inc.†	7.00%		2/15/2030		6,535,000	6,570,851
CDI Escrow Issuer, Inc.†	5.75%		4/1/2030		13,805,000	12,953,031
Cedar Fair LP	5.25%		7/15/2029		4,385,000	4,037,144
Churchill Downs, Inc.†	4.75%		1/15/2028		14,891,000	13,794,750

See Notes to Financial Statements.	129

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Entertainment (continued)
Cinemark USA, Inc.†	5.875%	3/15/2026		$5,000,000	$4,757,900
Empire Resorts, Inc.†	7.75%	11/1/2026		8,365,000	6,741,030
Inter Media & Communication SpA(e)	6.75%	2/9/2027	EUR	7,600,000	7,754,829
International Game Technology PLC†	5.25%	1/15/2029		$6,316,000	5,982,010
Jacobs Entertainment, Inc.†	6.75%	2/15/2029		6,969,000	6,125,437
Juventus Football Club SpA(e)	3.375%	2/19/2024	EUR	4,354,000	4,471,425
Live Nation Entertainment, Inc.†	3.75%	1/15/2028		$4,574,000	4,124,010
Live Nation Entertainment, Inc.†	4.75%	10/15/2027		5,135,000	4,763,919
Loarre Investments Sarl†(e)	6.50%	5/15/2029	EUR	11,107,000	11,372,248
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.†	4.875%	5/1/2029		$13,399,000	11,828,168
Mohegan Tribal Gaming Authority†	8.00%	2/1/2026		9,621,000	8,493,275
Motion Bondco DAC (Ireland)†(d)	6.625%	11/15/2027		4,670,000	4,257,249
Motion Finco Sarl†(e)(g)	7.375%	6/15/2030	EUR	3,363,000	3,580,829
Penn Entertainment, Inc.†	4.125%	7/1/2029		$7,486,000	6,046,180
Pinewood Finance Co. Ltd.(e)	3.625%	11/15/2027	GBP	2,064,000	2,290,023
Pinewood Finance Co. Ltd.†(e)	3.625%	11/15/2027	GBP	5,640,000	6,257,622
Resorts World Las Vegas LLC/RWLV Capital, Inc.†	4.625%	4/6/2031		$12,700,000	9,682,449
SeaWorld Parks & Entertainment, Inc.†	5.25%	8/15/2029		10,348,000	9,287,744
WMG Acquisition Corp.†	3.00%	2/15/2031		4,991,000	4,030,757
WMG Acquisition Corp.†	3.75%	12/1/2029		7,203,000	6,204,952
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.†	7.125%	2/15/2031		8,143,000	8,149,013
Total					202,894,254

Environmental Control 0.35%
Clean Harbors, Inc.†	6.375%	2/1/2031		5,429,000	5,444,473
Harsco Corp.†	5.75%	7/31/2027		5,237,000	4,534,428
Madison IAQ LLC†	5.875%	6/30/2029		6,566,000	5,005,797
Total					14,984,698

Food 3.16%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	3.50%	3/15/2029		17,662,000	15,387,016
Bellis Finco PLC(e)	4.00%	2/16/2027	GBP	9,100,000	8,569,514
Chobani LLC/Chobani Finance Corp., Inc.†	4.625%	11/15/2028		$10,231,000	9,293,175
Ingles Markets, Inc.†	4.00%	6/15/2031		12,946,000	10,961,261
Lamb Weston Holdings, Inc.†	4.125%	1/31/2030		18,151,000	16,184,194
Performance Food Group, Inc.†	4.25%	8/1/2029		8,582,000	7,586,797
Picard Bondco SA(e)	5.375%	7/1/2027	EUR	9,300,000	8,326,132
Pilgrim’s Pride Corp.	4.25%	4/15/2031		$8,962,000	7,662,967

130	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Food (continued)
Post Holdings, Inc.†	4.50%	9/15/2031		$17,161,000	$14,544,585
Post Holdings, Inc.†	4.625%	4/15/2030		5,217,000	4,573,190
Post Holdings, Inc.†	5.50%	12/15/2029		2,780,000	2,587,269
Premier Foods Finance PLC(e)	3.50%	10/15/2026	GBP	7,387,000	8,335,724
SEG Holding LLC/SEG Finance Corp.†	5.625%	10/15/2028		$5,674,000	5,396,064
Tonon Luxembourg SA (Luxembourg)†(d)(h)	6.50%	10/31/2024		1,863,197	280
TreeHouse Foods, Inc.	4.00%	9/1/2028		8,311,000	7,162,711
U.S. Foods, Inc.†	4.625%	6/1/2030		8,736,000	7,871,875
Total					134,442,754

Food Service 0.10%
Aramark Services, Inc.†	5.00%	2/1/2028		4,486,000	4,244,317

Forest Products & Paper 0.11%
Ahlstrom Holding 3 Oy (Finland)†(d)	4.875%	2/4/2028		5,404,000	4,511,985

Hand/Machine Tools 0.10%
IMA Industria Macchine Automatiche SpA(e)	3.75%	1/15/2028	EUR	4,405,000	4,162,319

Health Care-Products 0.56%
Medline Borrower LP†	3.875%	4/1/2029		$27,674,000	23,897,598

Health Care-Services 4.38%
Acadia Healthcare Co., Inc.†	5.00%	4/15/2029		14,074,000	12,922,937
Catalent Pharma Solutions, Inc.†	3.50%	4/1/2030		13,789,000	11,131,153
Charles River Laboratories International, Inc.†	3.75%	3/15/2029		2,738,000	2,406,291
Charles River Laboratories International, Inc.†	4.00%	3/15/2031		9,623,000	8,280,351
Charles River Laboratories International, Inc.†	4.25%	5/1/2028		4,748,000	4,320,229
CHS/Community Health Systems, Inc.†	4.75%	2/15/2031		4,194,000	3,019,144
CHS/Community Health Systems, Inc.†	5.25%	5/15/2030		14,947,000	11,240,409
CHS/Community Health Systems, Inc.†	6.125%	4/1/2030		7,315,000	3,957,783
CHS/Community Health Systems, Inc.†	6.875%	4/15/2029		6,270,000	3,531,985
DaVita, Inc.†	4.625%	6/1/2030		19,729,000	16,922,755
HealthEquity, Inc.†	4.50%	10/1/2029		18,490,000	16,441,645
Legacy LifePoint Health LLC†	6.75%	4/15/2025		8,423,000	7,521,646
ModivCare Escrow Issuer, Inc.†	5.00%	10/1/2029		8,354,000	6,362,031
Molina Healthcare, Inc.†	3.875%	11/15/2030		22,076,000	18,919,964
Select Medical Corp.†	6.25%	8/15/2026		8,132,000	7,917,082
Tenet Healthcare Corp.	4.375%	1/15/2030		36,395,000	32,460,781
Tenet Healthcare Corp.	6.125%	10/1/2028		4,727,000	4,484,786

See Notes to Financial Statements.	131

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Health Care-Services (continued)
Tenet Healthcare Corp.†	6.75%		5/15/2031		$5,131,000	$5,132,334
U.S. Acute Care Solutions LLC†	6.375%		3/1/2026		11,208,000	9,510,436
Total						186,483,742

Holding Companies-Diversified 0.34%
Benteler International AG†(e)	9.375%		5/15/2028	EUR	4,189,000	4,554,298
Benteler International AG (Austria)†(d)	10.50%		5/15/2028		$2,026,000	2,066,682
Stena International SA(e)	7.25%		2/15/2028	EUR	2,781,000	3,026,267
Stena International SA†(e)	7.25%		2/15/2028	EUR	4,489,000	4,882,263
Total						14,529,510

Home Builders 1.01%
Ashton Woods USA LLC/Ashton Woods Finance Co.†	4.625%		4/1/2030		$11,198,000	9,261,335
Century Communities, Inc.†	3.875%		8/15/2029		5,807,000	4,979,861
Forestar Group, Inc.†	3.85%		5/15/2026		6,993,000	6,450,833
M/I Homes, Inc.	4.95%		2/1/2028		12,993,000	12,172,557
STL Holding Co. LLC†	7.50%		2/15/2026		691,000	625,534
Tri Pointe Homes, Inc.	5.25%		6/1/2027		10,152,000	9,634,451
Total						43,124,571

Housewares 0.15%
Scotts Miracle-Gro Co.	4.00%		4/1/2031		8,195,000	6,519,450

Insurance 0.93%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%		10/15/2027		5,020,000	4,684,649
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%		4/15/2028		10,586,000	10,397,921
Ardonagh Midco 2 PLC (United Kingdom)†(d)	11.50%		1/15/2027		9,785,907	8,437,766
Global Atlantic Fin Co.†	4.70% (5 yr. CMT + 3.80%	)#	10/15/2051		7,581,000	5,900,254
Jones Deslauriers Insurance Management, Inc. (Canada)†(d)	8.50%		3/15/2030		5,541,000	5,534,892
Jones Deslauriers Insurance Management, Inc. (Canada)†(d)	10.50%		12/15/2030		4,617,000	4,635,653
Total						39,591,135

Internet 0.97%
EquipmentShare.com, Inc.†	9.00%		5/15/2028		4,580,000	4,207,875
Gen Digital, Inc.†	7.125%		9/30/2030		9,283,000	9,275,702
Go Daddy Operating Co. LLC/GD Finance Co., Inc.†	3.50%		3/1/2029		10,228,000	8,864,345

132	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Internet (continued)
MercadoLibre, Inc. (Uruguay)(d)	2.375%	1/14/2026	$4,866,000	$4,463,098
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.†	4.75%	4/30/2027	7,201,000	6,144,832
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.†	6.00%	2/15/2028	5,175,000	3,837,469
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.†	10.75%	6/1/2028	5,122,000	4,545,017
Total				41,338,338

Iron-Steel 1.25%
ArcelorMittal SA (Luxembourg)(d)	6.80%	11/29/2032	6,741,000	6,958,856
ATI, Inc.	5.125%	10/1/2031	8,276,000	7,269,327
Carpenter Technology Corp.	7.625%	3/15/2030	9,392,000	9,477,326
Commercial Metals Co.	4.125%	1/15/2030	5,598,000	4,920,682
Mineral Resources Ltd. (Australia)†(d)	8.00%	11/1/2027	5,126,000	5,145,684
Mineral Resources Ltd. (Australia)†(d)	8.50%	5/1/2030	6,679,000	6,710,191
U.S. Steel Corp.	6.65%	6/1/2037	9,109,000	8,381,761
U.S. Steel Corp.	6.875%	3/1/2029	4,463,000	4,317,819
Total				53,181,646

Leisure Time 3.00%
Carnival Corp.†	4.00%	8/1/2028	15,297,000	13,355,664
Carnival Corp.†	5.75%	3/1/2027	5,404,000	4,632,236
Carnival Corp.†	6.00%	5/1/2029	3,428,000	2,853,543
Carnival Corp.†	9.875%	8/1/2027	4,254,000	4,395,037
Carnival Corp.†	10.50%	6/1/2030	3,428,000	3,443,453
Carnival Holdings Bermuda Ltd.†	10.375%	5/1/2028	7,929,000	8,590,072
Life Time, Inc.†	5.75%	1/15/2026	9,587,000	9,299,450
Lindblad Expeditions LLC†	6.75%	2/15/2027	10,344,000	9,655,762
NCL Corp. Ltd.†	5.875%	3/15/2026	7,684,000	6,978,968
NCL Corp. Ltd.†	5.875%	2/15/2027	9,556,000	9,110,084
NCL Corp. Ltd.†	8.375%	2/1/2028	2,617,000	2,709,111
Royal Caribbean Cruises Ltd.†	4.25%	7/1/2026	9,511,000	8,725,365
Royal Caribbean Cruises Ltd.†	7.25%	1/15/2030	3,969,000	4,008,209
Royal Caribbean Cruises Ltd.†	8.25%	1/15/2029	15,031,000	15,829,492
Royal Caribbean Cruises Ltd.†	9.25%	1/15/2029	4,843,000	5,154,143
Royal Caribbean Cruises Ltd.†	11.625%	8/15/2027	4,840,000	5,265,050
Vista Outdoor, Inc.†	4.50%	3/15/2029	8,108,000	6,652,817
VOC Escrow Ltd.†	5.00%	2/15/2028	7,553,000	6,808,534
Total				127,466,990

See Notes to Financial Statements.	133

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Lodging 3.14%
Boyd Gaming Corp.†	4.75%	6/15/2031		$4,646,000	$4,136,173
Full House Resorts, Inc.†	8.25%	2/15/2028		7,057,000	6,622,712
Genting New York LLC/GENNY Capital, Inc.†	3.30%	2/15/2026		13,593,000	12,151,637
Hilton Domestic Operating Co., Inc.†	3.625%	2/15/2032		8,588,000	7,108,815
Hilton Domestic Operating Co., Inc.†	3.75%	5/1/2029		4,884,000	4,318,095
Hilton Domestic Operating Co., Inc.	4.875%	1/15/2030		6,028,000	5,610,322
Marriott Ownership Resorts, Inc.†	4.50%	6/15/2029		9,542,000	8,187,990
Melco Resorts Finance Ltd. (Hong Kong)†(d)	5.375%	12/4/2029		10,034,000	8,058,781
MGM China Holdings Ltd. (Macau)†(d)	5.875%	5/15/2026		13,805,000	13,063,879
MGM Resorts International	4.625%	9/1/2026		4,492,000	4,251,149
MGM Resorts International	4.75%	10/15/2028		5,119,000	4,669,796
Station Casinos LLC†	4.625%	12/1/2031		12,374,000	10,299,499
Studio City Co. Ltd. (Macau)†(d)	7.00%	2/15/2027		4,631,000	4,320,306
Travel & Leisure Co.†	6.625%	7/31/2026		7,260,000	7,200,867
Wyndham Hotels & Resorts, Inc.†	4.375%	8/15/2028		7,508,000	6,898,425
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.25%	5/15/2027		17,271,000	16,258,790
Wynn Macau Ltd. (Macau)†(d)	5.50%	10/1/2027		11,811,000	10,261,633
Total					133,418,869

Machinery: Construction & Mining 0.36%
BWX Technologies, Inc.†	4.125%	4/15/2029		5,179,000	4,591,568
Manitowoc Co., Inc.†	9.00%	4/1/2026		4,060,000	4,019,283
Terex Corp.†	5.00%	5/15/2029		7,225,000	6,703,825
Total					15,314,676

Machinery-Diversified 1.19%
ATS Corp. (Canada)†(d)	4.125%	12/15/2028		11,347,000	10,176,330
Chart Industries, Inc.†	7.50%	1/1/2030		7,179,000	7,260,266
Husky III Holding Ltd. (Canada)†(d)	13.00%	2/15/2025		5,431,000	4,969,365
Mueller Water Products, Inc.†	4.00%	6/15/2029		5,187,000	4,664,799
SPX FLOW, Inc.†	8.75%	4/1/2030		9,276,000	7,991,738
TK Elevator Midco GmbH(e)	4.375%	7/15/2027	EUR	9,800,000	9,335,958
TK Elevator U.S. Newco, Inc.†	5.25%	7/15/2027		$6,775,000	6,246,633
Total					50,645,089

Media 4.20%
Belo Corp.	7.25%	9/15/2027		6,082,000	5,759,897
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.50%	8/15/2030		19,839,000	16,349,159
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%	3/1/2030		31,501,000	26,604,748
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.00%	2/1/2028		29,907,000	27,216,779

134	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Media (continued)
CSC Holdings LLC†	4.125%	12/1/2030		$5,464,000	$3,798,510
CSC Holdings LLC†	6.50%	2/1/2029		7,271,000	5,733,607
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.†	5.875%	8/15/2027		4,283,000	3,777,361
DISH DBS Corp.	5.875%	11/15/2024		11,108,000	9,527,886
DISH Network Corp.†	11.75%	11/15/2027		12,400,000	11,881,948
Gray Escrow II, Inc.†	5.375%	11/15/2031		9,304,000	5,929,105
McGraw-Hill Education, Inc.†	5.75%	8/1/2028		4,866,000	4,154,591
Nexstar Media, Inc.†	4.75%	11/1/2028		4,836,000	4,086,413
Univision Communications, Inc.†	7.375%	6/30/2030		15,674,000	14,588,287
UPC Broadband Finco BV (Netherlands)†(d)	4.875%	7/15/2031		6,226,000	5,234,759
Virgin Media Finance PLC (United Kingdom)†(d)	5.00%	7/15/2030		12,178,000	9,653,578
Virgin Media Secured Finance PLC (United Kingdom)†(d)	5.50%	5/15/2029		15,130,000	13,618,773
VZ Secured Financing BV (Netherlands)†(d)	5.00%	1/15/2032		13,207,000	10,516,801
Total					178,432,202

Metal Fabricate-Hardware 0.43%
Advanced Drainage Systems, Inc.†	6.375%	6/15/2030		7,112,000	7,018,833
Park-Ohio Industries, Inc.	6.625%	4/15/2027		116,000	98,102
Roller Bearing Co. of America, Inc.†	4.375%	10/15/2029		12,618,000	11,182,702
Total					18,299,637

Mining 1.93%
Coeur Mining, Inc.†	5.125%	2/15/2029		16,411,000	13,844,894
Compass Minerals International, Inc.†	6.75%	12/1/2027		10,182,000	9,747,127
FMG Resources August 2006 Pty. Ltd. (Australia)†(d)	4.375%	4/1/2031		13,869,000	11,733,781
FMG Resources August Pty. Ltd. (Australia)†(d)	6.125%	4/15/2032		13,332,000	12,594,827
Hecla Mining Co.	7.25%	2/15/2028		13,100,000	12,901,994
Hudbay Minerals, Inc. (Canada)†(d)	4.50%	4/1/2026		4,407,000	4,043,780
Mirabela Nickel Ltd.	1.00%	9/10/2044		51,005	–	(b)(c)
Novelis Corp.†	3.875%	8/15/2031		7,508,000	6,174,253
Taseko Mines Ltd. (Canada)†(d)	7.00%	2/15/2026		12,131,000	10,885,460
Total					81,926,116

Miscellaneous Manufacturing 0.65%
Amsted Industries, Inc.†	4.625%	5/15/2030		8,858,000	7,955,591
Calderys Financing LLC†	11.25%	6/1/2028		7,425,000	7,531,549
Ctec II GmbH(e)	5.25%	2/15/2030	EUR	4,500,000	3,963,141
LSB Industries, Inc.†	6.25%	10/15/2028		$9,212,000	8,348,605
Total					27,798,886

See Notes to Financial Statements.	135

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas 10.00%
Aethon United BR LP/Aethon United Finance Corp.†	8.25%	2/15/2026	$9,094,000	$8,811,427
Apache Corp.	4.75%	4/15/2043	11,923,000	8,960,492
Apache Corp.	5.10%	9/1/2040	14,444,000	11,902,145
Ascent Resources Utica Holdings LLC/ARU Finance Corp.†	5.875%	6/30/2029	6,571,000	5,776,271
Baytex Energy Corp. (Canada)†(d)	8.50%	4/30/2030	4,618,000	4,518,973
Baytex Energy Corp. (Canada)†(d)	8.75%	4/1/2027	12,335,000	12,477,802
Berry Petroleum Co. LLC†	7.00%	2/15/2026	12,109,000	11,133,476
California Resources Corp.†	7.125%	2/1/2026	9,166,000	9,311,739
Callon Petroleum Co.	6.375%	7/1/2026	2,648,000	2,518,048
Callon Petroleum Co.†	7.50%	6/15/2030	5,151,000	4,782,455
Callon Petroleum Co.†	8.00%	8/1/2028	11,620,000	11,376,585
Canacol Energy Ltd. (Canada)†(d)	5.75%	11/24/2028	4,871,000	4,100,777
Chesapeake Energy Corp.†	6.75%	4/15/2029	4,710,000	4,611,456
Chord Energy Corp.†	6.375%	6/1/2026	6,558,000	6,466,450
Civitas Resources, Inc.†	5.00%	10/15/2026	10,031,000	9,441,265
CNX Resources Corp.†	6.00%	1/15/2029	8,912,000	8,242,867
CNX Resources Corp.†	7.375%	1/15/2031	6,649,000	6,407,624
Comstock Resources, Inc.†	5.875%	1/15/2030	9,529,000	7,956,746
Comstock Resources, Inc.†	6.75%	3/1/2029	5,634,000	4,930,904
Crescent Energy Finance LLC†	7.25%	5/1/2026	14,103,000	13,131,414
Crescent Energy Finance LLC†	9.25%	2/15/2028	4,293,000	4,160,840
CrownRock LP/CrownRock Finance, Inc.†	5.00%	5/1/2029	9,186,000	8,623,358
Earthstone Energy Holdings LLC†	8.00%	4/15/2027	13,030,000	12,695,976
Encino Acquisition Partners Holdings LLC†	8.50%	5/1/2028	7,798,000	7,172,522
Endeavor Energy Resources LP/EER Finance, Inc.†	5.75%	1/30/2028	5,468,000	5,404,927
Gulfport Energy Corp.†	8.00%	5/17/2026	13,989,004	13,968,930
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.00%	2/1/2031	4,119,000	3,681,477
Kosmos Energy Ltd.†	7.50%	3/1/2028	7,443,000	6,175,836
Matador Resources Co.	5.875%	9/15/2026	14,191,000	13,720,293
Matador Resources Co.	6.875%	4/15/2028	2,623,000	2,604,497
MEG Energy Corp. (Canada)†(d)	5.875%	2/1/2029	13,393,000	12,667,628
Murphy Oil Corp.	6.375%	7/15/2028	8,822,000	8,705,376
Nabors Industries, Inc.†	7.375%	5/15/2027	4,500,000	4,232,700
Noble Finance II LLC†	8.00%	4/15/2030	4,177,000	4,236,794
Occidental Petroleum Corp.	6.125%	1/1/2031	4,115,000	4,186,025
Patterson-UTI Energy, Inc.	3.95%	2/1/2028	7,369,000	6,517,550
PBF Holding Co. LLC/PBF Finance Corp.	6.00%	2/15/2028	4,827,000	4,496,109

136	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
PBF Holding Co. LLC/PBF Finance Corp.	7.25%	6/15/2025	$4,354,000	$4,344,008
Permian Resources Operating LLC†	5.375%	1/15/2026	10,136,000	9,587,156
Permian Resources Operating LLC†	5.875%	7/1/2029	3,994,000	3,744,441
Permian Resources Operating LLC†	6.875%	4/1/2027	7,413,000	7,220,410
Precision Drilling Corp. (Canada)†(d)	6.875%	1/15/2029	13,649,000	12,237,600
Range Resources Corp.†	4.75%	2/15/2030	7,461,000	6,751,188
Range Resources Corp.	8.25%	1/15/2029	5,654,000	5,895,822
Rockcliff Energy II LLC†	5.50%	10/15/2029	10,083,000	9,276,562
SierraCol Energy Andina LLC†	6.00%	6/15/2028	5,760,000	4,225,536
SM Energy Co.	6.625%	1/15/2027	9,804,000	9,437,041
Southwestern Energy Co.	5.375%	2/1/2029	8,282,000	7,722,340
Southwestern Energy Co.	8.375%	9/15/2028	7,771,000	8,109,668
Tap Rock Resources LLC†	7.00%	10/1/2026	8,331,000	7,815,515
Transocean, Inc.	7.50%	4/15/2031	5,707,000	4,315,262
Vermilion Energy, Inc. (Canada)†(d)	6.875%	5/1/2030	14,801,000	13,485,561
Viper Energy Partners LP†	5.375%	11/1/2027	12,224,000	11,771,712
Vital Energy, Inc.†	7.75%	7/31/2029	8,055,000	6,748,480
Vital Energy, Inc.	10.125%	1/15/2028	13,059,000	12,680,930
Total				425,478,986

Oil & Gas Services 1.34%
Bristow Group, Inc.†	6.875%	3/1/2028	4,693,000	4,382,159
CSI Compressco LP/CSI Compressco Finance, Inc.†	7.50%	4/1/2025	4,643,000	4,449,942
Enerflex Ltd. (Canada)†(d)	9.00%	10/15/2027	4,697,000	4,574,643
Nine Energy Service, Inc.	13.00%	2/1/2028	9,909,000	8,806,276
Oceaneering International, Inc.	6.00%	2/1/2028	14,681,000	13,771,129
USA Compression Partners LP/USA Compression Finance Corp.	6.875%	9/1/2027	7,416,000	6,953,762
Weatherford International Ltd.†	8.625%	4/30/2030	7,833,000	7,878,651
Welltec International ApS (Denmark)†(d)	8.25%	10/15/2026	5,995,000	6,121,675
Total				56,938,237

Packaging & Containers 2.36%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC†	6.00%	6/15/2027	8,847,000	8,695,760
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)†(d)	4.125%	8/15/2026	11,891,000	11,120,745
Graphic Packaging International LLC†	3.50%	3/1/2029	11,509,000	10,237,733
LABL, Inc.†	6.75%	7/15/2026	8,347,000	8,035,527
LABL, Inc.†	9.50%	11/1/2028	4,377,000	4,401,905

See Notes to Financial Statements.	137

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Packaging & Containers (continued)
Mauser Packaging Solutions Holding Co.†	9.25%		4/15/2027		$5,000,000	$4,568,172
Owens-Brockway Glass Container, Inc.†	6.625%		5/13/2027		8,692,000	8,688,958
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC†	4.00%		10/15/2027		9,804,000	8,651,442
Sealed Air Corp.†	5.00%		4/15/2029		3,171,000	2,945,986
Sealed Air Corp.†	6.875%		7/15/2033		11,508,000	11,749,438
Sealed Air Corp./Sealed Air Corp. U.S.†	6.125%		2/1/2028		3,876,000	3,844,399
Trident TPI Holdings, Inc.†	12.75%		12/31/2028		3,943,000	4,036,646
Trivium Packaging Finance BV (Netherlands)†(d)	5.50%		8/15/2026		4,577,000	4,355,944
Trivium Packaging Finance BV(e)	7.073% (3 mo. EUR EURIBOR + 3.75%	)#	8/15/2026	EUR	4,310,000	4,512,609
Trivium Packaging Finance BV (Netherlands)†(d)	8.50%		8/15/2027		$4,594,000	4,330,761
Total						100,176,025

Pharmaceuticals 2.38%
180 Medical, Inc.†	3.875%		10/15/2029		19,790,000	17,331,042
BellRing Brands, Inc.†	7.00%		3/15/2030		8,551,000	8,677,341
Elanco Animal Health, Inc.	6.65%		8/28/2028		4,576,000	4,390,260
Horizon Therapeutics USA, Inc.†	5.50%		8/1/2027		200,000	200,375
Jazz Securities DAC (Ireland)†(d)	4.375%		1/15/2029		16,725,000	15,000,324
Option Care Health, Inc.†	4.375%		10/31/2029		14,860,000	12,832,874
Organon & Co./Organon Foreign Debt Co.-Issuer BV†	4.125%		4/30/2028		10,949,000	9,759,461
Organon & Co./Organon Foreign Debt Co.-Issuer BV†	5.125%		4/30/2031		10,066,000	8,553,806
Perrigo Finance Unlimited Co. (Ireland)(d)	4.40%		6/15/2030		23,622,000	20,581,830
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(d)	5.125%		5/9/2029		4,530,000	4,086,913
Total						101,414,226

Pipelines 2.83%
AI Candelaria Spain SA (Spain)†(d)	7.50%		12/15/2028		5,020,964	4,559,663
Antero Midstream Partners LP/Antero Midstream Finance Corp.†	5.375%		6/15/2029		7,460,000	6,867,848
Buckeye Partners LP	3.95%		12/1/2026		4,248,000	3,793,103
Buckeye Partners LP	4.125%		12/1/2027		7,654,000	6,710,029
Buckeye Partners LP	9.293% (3 mo. USD LIBOR + 4.02%	)#	1/22/2078		5,779,000	4,952,103
CNX Midstream Partners LP†	4.75%		4/15/2030		9,074,000	7,525,044
CQP Holdco LP/BIP-V Chinook Holdco LLC†	5.50%		6/15/2031		4,891,000	4,365,353

138	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Pipelines (continued)
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.†	8.00%	4/1/2029		$12,189,000	$12,267,314
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	7.125%	6/1/2028		9,913,000	9,032,280
DT Midstream, Inc.†	4.125%	6/15/2029		10,060,000	8,737,473
EnLink Midstream LLC†	6.50%	9/1/2030		3,951,000	3,930,743
Hess Midstream Operations LP†	5.125%	6/15/2028		5,824,000	5,460,990
Holly Energy Partners LP/Holly Energy Finance Corp.†	6.375%	4/15/2027		7,694,000	7,603,487
Kinetik Holdings LP†	5.875%	6/15/2030		6,823,000	6,472,025
Northriver Midstream Finance LP (Canada)†(d)	5.625%	2/15/2026		7,831,000	7,308,946
Venture Global Calcasieu Pass LLC†	3.875%	8/15/2029		3,921,000	3,415,950
Venture Global Calcasieu Pass LLC†	3.875%	11/1/2033		5,311,000	4,356,411
Venture Global Calcasieu Pass LLC†	4.125%	8/15/2031		6,589,000	5,687,786
Venture Global LNG, Inc.†	8.125%	6/1/2028		2,651,000	2,667,277
Venture Global LNG, Inc.†	8.375%	6/1/2031		4,769,000	4,798,711
Total					120,512,536

Real Estate 0.53%
Country Garden Holdings Co. Ltd. (China)(d)	3.125%	10/22/2025		5,316,000	1,901,861
Howard Hughes Corp.†	5.375%	8/1/2028		10,245,000	9,125,170
Hunt Cos., Inc.†	5.25%	4/15/2029		5,915,000	4,549,444
Logan Group Co. Ltd. (China)(d)	4.50%	1/13/2028		10,233,000	1,151,213
Logan Group Co. Ltd. (China)(d)(h)	5.25%	2/23/2023		6,428,000	739,219
Shimao Group Holdings Ltd. (Hong Kong)(d)	3.45%	1/11/2031		1,074,000	107,326
Shimao Group Holdings Ltd. (Hong Kong)(d)	5.20%	1/16/2027		23,117,000	2,641,014
Sunac China Holdings Ltd. (China)(d)(h)	5.95%	4/26/2024		9,969,000	1,557,114
Sunac China Holdings Ltd. (China)(d)	6.50%	1/10/2025		5,883,000	904,191
Total					22,676,552

REITS 0.74%
HAT Holdings I LLC/HAT Holdings II LLC†	3.375%	6/15/2026		8,038,000	7,042,525
HAT Holdings I LLC/HAT Holdings II LLC†	3.75%	9/15/2030		10,765,000	8,159,007
Service Properties Trust	5.25%	2/15/2026		4,253,000	3,797,078
Service Properties Trust	7.50%	9/15/2025		12,497,000	12,266,493
Total					31,265,103

Retail 4.38%
1011778 BC ULC/New Red Finance, Inc. (Canada)†(d)	4.00%	10/15/2030		13,876,000	11,926,194
Afflelou SAS(e)	4.25%	5/19/2026	EUR	5,350,000	5,428,397

See Notes to Financial Statements.	139

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Retail (continued)
Arko Corp.†	5.125%	11/15/2029		$5,630,000	$4,439,283
Asbury Automotive Group, Inc.†	5.00%	2/15/2032		8,232,000	7,070,651
Bath & Body Works, Inc.†	6.625%	10/1/2030		9,869,000	9,414,648
Beacon Roofing Supply, Inc.†	4.125%	5/15/2029		4,996,000	4,316,019
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC†	5.125%	4/15/2029		7,860,000	7,036,429
Carrols Restaurant Group, Inc.†	5.875%	7/1/2029		5,174,000	4,294,999
Douglas GmbH(e)	6.00%	4/8/2026	EUR	5,645,000	5,547,455
Dufry One BV(e)	3.375%	4/15/2028	EUR	12,495,000	11,824,066
Dutch Lion BV†(e)	11.25%	6/15/2020	EUR	9,152,880	–	(b)(c)
Evergreen Acqco 1 LP/TVI, Inc.†	9.75%	4/26/2028		$7,961,000	7,973,379
Gap, Inc.†	3.875%	10/1/2031		11,071,000	7,650,358
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%	8/15/2028		6,670,000	4,192,228
GYP Holdings III Corp.†	4.625%	5/1/2029		5,799,000	5,037,910
LBM Acquisition LLC†	6.25%	1/15/2029		5,471,000	4,338,230
LCM Investments Holdings II LLC†	4.875%	5/1/2029		5,053,000	4,219,939
Macy’s Retail Holdings LLC†	5.875%	4/1/2029		7,152,000	6,331,576
Marks & Spencer PLC(e)	4.50%	7/10/2027	GBP	6,000,000	6,712,455
Murphy Oil USA, Inc.†	3.75%	2/15/2031		$6,873,000	5,816,844
Murphy Oil USA, Inc.	4.75%	9/15/2029		5,530,000	5,113,204
Nordstrom, Inc.	4.375%	4/1/2030		5,843,000	4,651,525
Papa John’s International, Inc.†	3.875%	9/15/2029		1,278,000	1,071,808
PetSmart, Inc./PetSmart Finance Corp.†	4.75%	2/15/2028		13,983,000	12,950,281
PetSmart, Inc./PetSmart Finance Corp.†	7.75%	2/15/2029		6,807,000	6,619,665
Punch Finance PLC†(e)	6.125%	6/30/2026	GBP	6,251,000	6,769,647
SRS Distribution, Inc.†	4.625%	7/1/2028		$4,965,000	4,387,298
SRS Distribution, Inc.†	6.00%	12/1/2029		5,109,000	4,201,270
Stonegate Pub Co. Financing 2019 PLC(e)	8.25%	7/31/2025	GBP	9,042,000	10,493,325
White Cap Buyer LLC†	6.875%	10/15/2028		$7,283,000	6,306,333
Total					186,135,416

Savings & Loans 0.00%
Washington Mutual Bank/Debt not acquired by JPMorgan(h)	6.875%	6/15/2011		10,000,000	–	(b)(c)

Semiconductors 0.73%
Entegris Escrow Corp.†	4.75%	4/15/2029		5,759,000	5,389,719
Entegris, Inc.†	3.625%	5/1/2029		11,362,000	9,819,097
ON Semiconductor Corp.†	3.875%	9/1/2028		10,142,000	9,172,577
Synaptics, Inc.†	4.00%	6/15/2029		7,718,000	6,476,367
Total					30,857,760

140	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Software 1.98%
Alteryx, Inc.†	8.75%	3/15/2028		$8,203,000	$7,880,718
AthenaHealth Group, Inc.†	6.50%	2/15/2030		6,727,000	5,546,964
Capstone Borrower, Inc.†	8.00%	6/15/2030		7,953,000	7,845,913
Clarivate Science Holdings Corp.†	4.875%	7/1/2029		4,539,000	3,903,538
Cloud Software Group, Inc.†	6.50%	3/31/2029		16,411,000	14,529,269
Cloud Software Group, Inc.†	9.00%	9/30/2029		8,404,000	7,151,342
Elastic NV†	4.125%	7/15/2029		7,128,000	6,172,718
Fair Isaac Corp.†	4.00%	6/15/2028		2,633,000	2,425,882
PTC, Inc.†	4.00%	2/15/2028		4,976,000	4,641,115
ROBLOX Corp.†	3.875%	5/1/2030		13,889,000	11,911,067
Rocket Software, Inc.†	6.50%	2/15/2029		5,175,000	4,224,702
Twilio, Inc.	3.625%	3/15/2029		9,369,000	8,102,030
Total					84,335,258

Telecommunications 1.76%
Altice France SA (France)†(d)	5.125%	7/15/2029		26,885,000	19,168,303
Altice France SA (France)†(d)	8.125%	2/1/2027		10,373,000	8,949,851
Frontier Communications Holdings LLC†	5.875%	10/15/2027		12,943,000	11,547,988
Frontier Communications Holdings LLC†	6.00%	1/15/2030		7,640,000	5,368,559
Iliad Holding SASU (France)†(d)	7.00%	10/15/2028		7,271,000	6,786,184
Lorca Telecom Bondco SA(e)	4.00%	9/18/2027	EUR	5,519,000	5,391,098
Matterhorn Telecom SA(e)	4.00%	11/15/2027	EUR	4,691,000	4,650,846
VF Ukraine PAT via VFU Funding PLC (Ukraine)†(d)	6.20%	2/11/2025		$9,567,000	5,826,303
Vmed O2 U.K. Financing I PLC (United Kingdom)†(d)	4.75%	7/15/2031		8,552,000	7,040,352
Total					74,729,484

Transportation 0.57%
Carriage Purchaser, Inc.†	7.875%	10/15/2029		6,123,000	4,465,014
Rand Parent LLC†	8.50%	2/15/2030		5,630,000	4,866,459
Seaspan Corp. (Hong Kong)†(d)	5.50%	8/1/2029		6,078,000	4,785,817
Watco Cos. LLC/Watco Finance Corp.†	6.50%	6/15/2027		5,833,000	5,597,284
XPO Escrow Sub LLC†	7.50%	11/15/2027		4,510,000	4,636,505
Total					24,351,079

Trucking & Leasing 0.31%
Fortress Transportation & Infrastructure Investors LLC†	5.50%	5/1/2028		14,781,000	13,286,010

Water 0.10%
Aegea Finance Sarl (Luxembourg)†(d)	6.75%	5/20/2029		4,460,000	4,184,649
Total Corporate Bonds (cost $4,207,460,318)					3,932,620,615

See Notes to Financial Statements.	141

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
FLOATING RATE LOANS(i) 3.32%

Aerospace/Defense 0.17%
Alloy Finco Ltd. USD Holdco PIK Term Loan 13.50% (Jersey)(d)	0.50%		3/6/2025	$8,172,275	$7,387,737

Building & Construction 0.10%
USIC Holdings, Inc. 2021 2nd Lien Term Loan	11.654%		5/14/2029	4,759,905	4,420,762

Chemicals 0.10%
Starfruit Finco BV 2023 Term Loan B (Netherlands)(d)	8.99% (3 mo. USD Term SOFR + 4.00%	)	4/3/2028	4,434,531	4,369,853
Commercial Services 0.10%
KUEHG Corp. 2018 Incremental Term Loan	8.909% (3 mo. USD LIBOR + 3.75%	)	2/21/2025	4,398,637	4,396,284

Diversified Capital Goods 0.29%
Grinding Media, Inc. 2021 Term Loan B	9.199% (3 mo. USD Term SOFR + 4.00%	)	10/12/2028	7,314,187	6,975,906
Tank Holding Corp. 2022 Term Loan	11.003%		3/31/2028	5,317,617	5,144,794
Total					12,120,700

Diversified Financial Services 0.10%
Castlelake Aviation Ltd. 2023 Incremental Term Loan B	7.783% (3 mo. USD Term SOFR + 2.75%	)	10/22/2027	4,499,762	4,414,469

Electric: Generation 0.29%
CPV Shore Holdings LLC Term Loan	8.91%		12/29/2025	6,065,788	5,594,598
EFS Cogen Holdings I LLC 2020 Term Loan B	8.66% (3 mo. USD LIBOR + 3.50%	)	10/1/2027	5,108,012	5,053,382
Frontera Generation Holdings LLC 2021 2nd Lien Term Loan	6.659% (3 mo. USD LIBOR + 1.50%	)	7/28/2028	1,196,824	538,571	(j)
Frontera Generation Holdings LLC 2021 Term Loan	18.159% (3 mo. USD LIBOR + 13.00%	)	7/28/2026	1,233,060	1,239,225
Total					12,425,776

Electric: Integrated 0.17%
Compass Power Generation LLC 2022 Term Loan B2	9.517%		4/14/2029	7,256,938	7,209,079

142	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Engineering & Construction 0.20%
Service Logic Acquisition, Inc. Term Loan	9.154% - 9.27% (3 Mo. USD LIBOR + 4.00%	)	10/29/2027		$8,815,511	$8,551,046

Environmental Control 0.14%
Madison IAQ LLC Term Loan	8.302% (6 mo. USD LIBOR + 3.25%	)	6/21/2028		5,984,772	5,742,987

Food/Tobacco 0.11%
Reynolds Group Holdings, Inc. 2021 Term Loan B	8.518% (1 mo. USD Term SOFR + 3.25%	)	9/24/2028		4,584,674	4,493,485
Gaming/Leisure 0.10%
City Football Group Ltd. Term Loan (United Kingdom)(d)	8.273% (3 mo. USD LIBOR + 3.00%	)	7/21/2028		4,576,391	4,450,563

Insurance 0.10%
Amynta Agency Borrower, Inc. 2023 Term Loan B	10.166% (3 mo. USD Term SOFR + 5.00%	)	2/28/2028		4,208,808	4,029,050

Internet 0.10%
Uber Technologies, Inc. 2023 Term Loan B	7.87% (3 mo. USD Term SOFR + 2.75%	)	3/3/2030		4,344,673	4,311,545

Investment Management Companies 0.04%
Vue International Bidco PLC 2023 EUR PIK Term Loan 6.50%(e)	4.859% (6 mo. EUR EURIBOR + 2.00%	)	12/31/2027	EUR	2,783,994	1,592,059

Leisure Time 0.12%
Topgolf Callaway Brands Corp. Term Loan B	8.753% (1 mo. USD Term SOFR + 3.50%	)	3/15/2030		$5,206,000	5,140,482

Machinery 0.13%
CMBF LLC Term Loan	11.108% (3 mo. USD LIBOR + 6.00%	)	8/2/2028		6,032,387	5,398,986

Manufacturing 0.01%
Vue International Bidco PLC 2022 EUR Term Loan(e)	11.086% (6 mo. EUR EURIBOR + 8.00%	)	6/30/2027	EUR	490,811	481,346

See Notes to Financial Statements.	143

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Oil & Gas 0.18%
Parkway Generation LLC Term Loan B	10.275% (3 mo. USD Term SOFR + 4.75%	)	2/18/2029	$6,821,876	$6,632,159
Parkway Generation LLC Term Loan C	10.275% (3 mo. USD Term SOFR + 4.75%	)	2/18/2029	918,123	892,159
Total					7,524,318

Oil Field Equipment & Services 0.29%
Ulterra Drilling Technologies LP Term Loan B	10.404%		11/26/2025	12,648,643	12,395,670

Packaging 0.10%
Mauser Packaging Solutions Holding Co. Term Loan B	8.993%		8/14/2026	4,373,967	4,286,488

Personal & Household Products 0.00%
Britax Child Safety, Inc. Junior Term Loan PIK 12.00%	–	(k)	3/31/2025	1,616,473	–	(b)(l)
FGI Operating Co. LLC Exit Term Loan	–	(k)	5/16/2024	634,319	79,607	(l)
Revlon Consumer Products Corp. 2020 Additional Term Loan B2	8.144% (3 mo. USD LIBOR + 3.50%	)	6/30/2025	77	43
Total					79,650

Retail 0.21%
IRB Holding Corp. 2022 Term Loan B	8.253%		12/15/2027	9,001,682	8,750,805

Software 0.17%
Open Text Corp. 2022 Term Loan B (Canada)(d)	8.753% (1 mo. USD Term SOFR + 3.50%	)	1/31/2030	7,195,834	7,189,826
Total Floating Rate Loans (cost $145,670,538)					141,162,966

FOREIGN GOVERNMENT OBLIGATIONS(d) 0.10%

Sri Lanka
Sri Lanka Government International Bonds†(h) (cost $9,711,571)	5.875%		7/25/2022	10,289,000	4,166,981

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.42%
GS Mortgage Securities Corp. Trust Series 2021-RSMZ Class MZ† (cost $20,000,000)	14.607% (1 mo. USD LIBOR + 9.50%	)#	6/15/2026	20,000,000	17,816,866

144	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2023

Investments	Dividend Rate		Shares	Fair Value
PREFERRED STOCKS 0.14%

Transportation Infrastructure
ACBL Holdings Corp.	Zero Coupon		58,909	$1,443,271
ACBL Holdings Corp.	Zero Coupon		102,014	4,590,630
Total Preferred Stocks (cost $4,023,075)				6,033,901

	Exercise Price	Expiration Date

RIGHTS 0.00%

Personal Care Products 0.00%
Revlon, Inc.* (cost $230,963)	Zero Coupon	9/7/2023	701,653	1	(c)

WARRANTS 0.00%

Machinery 0.00%
TNT Crane & Rigging, Inc.*	$4.00	10/16/2025	26,319	13,160

Specialty Retail 0.00%
Chinos Intermediate Holdings A, Inc.*	3.50		56,246	121,294
Total Warrants (cost $302,137)				134,454
Total Long-Term Investments (cost $4,448,124,324)				4,155,246,107

			Principal Amount

SHORT-TERM INVESTMENTS 0.23%

REPURCHASE AGREEMENTS 0.23%
Repurchase Agreement dated 5/31/2023, 2.600% due 6/1/2023 with Fixed Income Clearing Corp. collateralized by $11,131,900 of U.S. Treasury Note at 0.500% due 2/28/2026; value: $10,096,111; proceeds: $9,898,832 (cost $9,898,117)			$9,898,117	9,898,117
Total Investments in Securities 97.94% (cost $4,458,022,441)				4,165,144,224
Other Assets and Liabilities – Net(m) 2.06%				87,744,772
Net Assets 100.00%				$4,252,888,996

EUR	Euro.
GBP	British Pound.
CMT	Constant Maturity Rate.
EURIBOR	Euro Interbank Offered Rate.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.

See Notes to Financial Statements.	145

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2023

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At May 31, 2023, the total value of Rule 144A securities was $3,121,252,734, which represents 73.39% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2023.
(a)	Level 3 Investment as described in Note 2(u) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Amount is less than $1.
(c)	Level 3 Investment as described in Note 2(u) in the Notes to Financials. Security fair valued by the Pricing Committee.
(d)	Foreign security traded in U.S. dollars.
(e)	Investment in non-U.S. dollar denominated securities.
(f)	Security is perpetual in nature and has no stated maturity.
(g)	Securities purchased on a when-issued basis (See Note 2(j)).
(h)	Defaulted (non-income producing security).
(i)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2023.
(j)	Level 3 Investment as described in Note 2(u) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(k)	Interest Rate to be determined.
(l)	Level 3 Investment as described in 2(u) in the Notes to Financials. Floating Rate Loan fair valued by the Pricing Committee. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(m)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

Centrally Cleared Credit Default Swap Contracts on Indexes - Sell Protection at May 31, 2023(1):

Referenced Indexes	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation(3)	Value
Markit CDX.NA.HY.S40(4)(5)	Bank of America	5.000%	6/20/2028	$132,414,000	$1,399,569	$12,858	$1,412,427

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes amounted to $12,858. Total unrealized depreciation on Credit Default Swap Contracts on Indexes amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Credit Default Swap Contracts on Indexes, which is comprised of a basket of high yield securities.

146	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2023

Forward Foreign Currency Exchange Contracts at May 31, 2023:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Buy	Morgan Stanley	6/13/2023	5,294,000	$5,653,119	$5,662,283	$9,164
Euro	Sell	Morgan Stanley	6/13/2023	498,000	538,324	532,644	5,680
Euro	Sell	Morgan Stanley	6/13/2023	2,848,000	3,078,415	3,046,124	32,291
Euro	Sell	Morgan Stanley	6/13/2023	4,003,000	4,359,853	4,281,473	78,380
Euro	Sell	Morgan Stanley	6/13/2023	2,878,000	3,151,211	3,078,211	73,000
Euro	Sell	Morgan Stanley	6/13/2023	562,000	615,717	601,096	14,621
Euro	Sell	Morgan Stanley	6/13/2023	2,316,000	2,564,800	2,477,115	87,685
Euro	Sell	State Street Bank and Trust	6/13/2023	1,000,000	1,070,284	1,069,566	718
Euro	Sell	State Street Bank and Trust	6/13/2023	2,340,000	2,559,940	2,502,785	57,155
Euro	Sell	State Street Bank and Trust	6/13/2023	381,000	416,886	407,505	9,381
Euro	Sell	State Street Bank and Trust	6/13/2023	1,494,000	1,651,646	1,597,932	53,714
Euro	Sell	State Street Bank and Trust	6/13/2023	4,189,000	4,626,296	4,480,412	145,884
Euro	Sell	State Street Bank and Trust	6/13/2023	4,770,000	5,190,532	5,101,830	88,702
Euro	Sell	State Street Bank and Trust	6/13/2023	3,363,000	3,619,125	3,596,951	22,174
Euro	Sell	State Street Bank and Trust	6/13/2023	3,754,000	4,040,654	4,015,151	25,503
Euro	Sell	State Street Bank and Trust	6/13/2023	654,000	702,062	699,496	2,566
Euro	Sell	Toronto Dominion Bank	6/13/2023	1,635,000	1,797,332	1,748,741	48,591
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$755,209

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Buy	State Street Bank and Trust	6/7/2023	3,363,000	$3,617,881	$3,595,708	$(22,173)
Euro	Buy	J.P. Morgan	6/13/2023	3,958,000	4,270,706	4,233,343	(37,363)
Euro	Buy	Morgan Stanley	6/13/2023	3,672,000	3,928,444	3,927,447	(997)
Euro	Buy	Morgan Stanley	6/13/2023	3,717,000	4,048,970	3,975,577	(73,393)
Euro	Buy	Morgan Stanley	6/13/2023	892,000	968,314	954,053	(14,261)
Euro	Buy	State Street Bank and Trust	6/13/2023	4,741,000	5,183,767	5,070,813	(112,954)
Euro	Buy	State Street Bank and Trust	6/13/2023	121,000	131,526	129,418	(2,108)
Euro	Buy	Toronto Dominion Bank	6/13/2023	3,275,000	3,629,019	3,502,829	(126,190)
British pound	Sell	Morgan Stanley	6/8/2023	46,945,000	56,527,320	58,404,262	(1,876,942)
Euro	Sell	State Street Bank and Trust	6/13/2023	128,384,000	136,590,305	137,315,176	(724,871)
Euro	Sell	State Street Bank and Trust	6/13/2023	549,000	585,757	587,192	(1,435)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(2,992,687)

See Notes to Financial Statements.	147

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2023

Futures Contracts at May 31, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	September 2023	2,312	Long	$263,843,529	$264,651,750	$808,221
U.S. 5-Year Treasury Note	September 2023	5,351	Short	(583,977,946)	(583,677,047)	300,899
U.S. Ultra Treasury Bond	September 2023	487	Long	65,683,634	66,658,125	974,491
Total Unrealized Appreciation on Futures Contracts						$2,083,611

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Depreciation
Euro-Bund	September 2023	330	Short	EUR	(44,629,064)	EUR	(44,655,600)	$(28,364)
U.S. 2-Year Treasury Note	September 2023	847	Short		$(174,336,388)		$(174,336,423)	(35)
Total Unrealized Depreciation on Futures Contracts								$(28,399)

The following is a summary of the inputs used as of May 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3		Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$4,565,850	$9,708,596		$14,274,446
Common Stocks
Banks	4,294,193	–	–		4,294,193
Electric-Generation	–	–	1,314		1,314
Oil, Gas & Consumable Fuels	1,549	–	–		1,549
Personal Care Products	–	–	6,669,418		6,669,418
Remaining Industries	–	23,341,240	–		23,341,240
Convertible Bonds	–	4,728,163	–		4,728,163
Corporate Bonds
Mining	–	81,926,116	–	(3)	81,926,116
Retail	–	186,135,416	–	(4)	186,135,416
Savings & Loans	–	–	–	(4)	–	(4)
Remaining Industries	–	3,664,559,083	–		3,664,559,083
Floating Rate Loans
Electric: Generation	–	11,887,205	538,571		12,425,776
Personal & Household Products	–	43	79,607		79,650
Remaining Industries	–	128,657,540	–		128,657,540
Foreign Government Obligations	–	4,166,981	–		4,166,981

148	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

HIGH YIELD FUND May 31, 2023

Investment Type(2)	Level 1	Level 2	Level 3	Total
Non-Agency Commercial Mortgage-Backed Securities	–	17,816,866	–	17,816,866
Preferred Stocks	–	6,033,901	–	6,033,901
Rights	–	–	1	1
Warrants	–	134,454	–	134,454
Short-Term Investments
Repurchase Agreements	–	9,898,117	–	9,898,117
Total	$4,295,742	$4,143,850,975	$16,997,507	$4,165,144,224
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$1,412,427	$–	$1,412,427
Liabilities	–	–	–	–
Forward Foreign Currency Exchange Contracts
Assets	–	755,209	–	755,209
Liabilities	–	(2,992,687)	–	(2,992,687)
Futures Contracts
Assets	2,083,611	–	–	2,083,611
Liabilities	(28,399)	–	–	(28,399)
Total	$2,055,212	$(825,051)	$–	$1,230,161

(1)	Refer to Note 2(u) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Includes securities with zero market value
(4)	Amount less than $1.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Financial Statements.	149

Schedule of Investments (unaudited)

INCOME FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
LONG-TERM INVESTMENTS 96.12%

ASSET-BACKED SECURITIES 5.95%

Automobiles 1.56%
Avis Budget Rental Car Funding AESOP LLC Series 2021-1A Class D†	3.71%		8/20/2027		$12,750,000	$10,862,470
CarMax Auto Owner Trust Series 2023-1 Class D	6.27%		11/15/2029		8,375,000	8,331,924
Carvana Auto Receivables Trust Series 2019-4A Class E†	4.70%		10/15/2026		7,250,000	7,046,361
Hertz Vehicle Financing LLC Series 2021-1A Class D†	3.98%		12/26/2025		5,000,000	4,675,047
Santander Consumer Auto Receivables Trust Series 2020-BA Class F†	7.03%		8/15/2028		8,452,000	8,460,280
Santander Consumer Auto Receivables Trust Series 2021-AA Class F†	5.79%		8/15/2028		3,100,000	2,904,874
Westlake Automobile Receivables Trust Series 2021-1A Class F†	3.91%		9/15/2027		4,150,000	3,878,602
Total						46,159,558

Credit Card 0.17%
Continental Finance Credit Card ABS Master Trust Series 2020-1A Class B†	3.66%		12/15/2028		4,000,000	3,602,313
Perimeter Master Note Business Trust Series 2019-2A Class A†	4.23%		5/15/2024		1,336,864	1,317,913
Total						4,920,226

Other 3.85%
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL2 Class AS†	6.507% (1 mo. USD LIBOR + 1.40%	)#	5/15/2036		8,470,000	8,108,886
Avant Loans Funding Trust Series 2021-REV1 Class D†	4.30%		7/15/2030		7,135,000	6,379,333
CIFC Funding Ltd. Series 2019-2A Class BR†	6.76% (3 mo. USD LIBOR + 1.50%	)#	4/17/2034		5,000,000	4,755,584
CIFC Funding Ltd. Series 2021-4A Class A†	6.31% (3 mo. USD LIBOR + 1.05%	)#	7/15/2033		7,000,000	6,903,750
Elevation CLO Ltd. Series 2014-2A Class DR†	8.448% (3 mo. USD Term SOFR + 3.46%	)#	10/15/2029		1,000,000	938,601
Fairstone Financial Issuance Trust Series I 2020-1A Class C†(a)	5.162%		10/20/2039	CAD	15,535,000	11,211,646
Galaxy XXI CLO Ltd. Series 2015-21A Class AR†	6.27% (3 mo. USD LIBOR + 1.02%	)#	4/20/2031		$1,012,000	999,603
JFIN CLO Ltd. Series 2013-1A Class A1NR†	6.64% (3 mo. USD LIBOR + 1.39%	)#	1/20/2030		1,548,753	1,540,506

150	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Lending Funding Trust Series 2020-2A Class D†	6.77%		4/21/2031	$4,651,000	$4,070,067
Lendmark Funding Trust Series 2021-2A Class D†	4.46%		4/20/2032	5,675,000	4,308,793
LoanCore Issuer Ltd. Series 2022-CRE7 Class A†	6.456% (30 day USD SOFR Average + 1.55%	)#	1/17/2037	6,490,000	6,380,145
Madison Park Funding XVII Ltd. Series 2015-17A Class BR2†	6.761% (3 mo. USD LIBOR + 1.50%	)#	7/21/2030	10,000,000	9,774,099
Marble Point CLO XVII Ltd. Series 2020-1A Class A†	6.55% (3 mo. USD LIBOR + 1.30%	)#	4/20/2033	4,859,946	4,767,607
Mariner Finance Issuance Trust Series 2021-AA Class E†	5.40%		3/20/2036	5,340,000	4,295,631
Mariner Finance Issuance Trust Series 2021-BA Class E†	4.68%		11/20/2036	3,075,000	2,394,077
Mountain View CLO LLC Series 2017-1A Class AR†	6.35% (3 mo. USD LIBOR + 1.09%	)#	10/16/2029	3,045,734	3,024,237
Octagon Loan Funding Ltd. Series 2014-1A Class ARR†	6.525% (3 mo. USD LIBOR + 1.18%	)#	11/18/2031	5,000,000	4,947,907
Rad CLO Ltd. Series 2020-7A Class A1†	6.46% (3 mo. USD LIBOR + 1.20%	)#	4/17/2033	7,850,616	7,723,044
Romark CLO Ltd. Series 2017-1A Class A2R†	6.923% (3 mo. USD LIBOR + 1.65%	)#	10/23/2030	8,890,000	8,647,465
SEB Funding LLC Series 2021-1A Class A2†	4.969%		1/30/2052	9,639,840	8,525,624
Voya CLO Ltd. Series 2018-4A Class A1AR†	6.30% (3 mo. USD LIBOR + 1.04%	)#	1/15/2032	3,950,000	3,891,942
Total					113,588,547

Rec Vehicle Loan 0.37%
Octane Receivables Trust Series 2022-2A Class B†	5.85%		7/20/2028	11,033,000	10,942,485
Total Asset-Backed Securities (cost $187,751,238)					175,610,816

CORPORATE BONDS 82.61%

Agriculture 4.44%
BAT Capital Corp.	7.75%		10/19/2032	28,432,000	31,141,755
Cargill, Inc.†	4.00%		6/22/2032	17,298,000	16,170,209
Imperial Brands Finance PLC (United Kingdom)†(b)	6.125%		7/27/2027	16,816,000	17,117,464
JT International Financial Services BV (Netherlands)†(b)	6.875%		10/24/2032	16,000,000	17,758,809
Philip Morris International, Inc.	5.625%		11/17/2029	22,488,000	23,056,450
Viterra Finance BV (Netherlands)†(b)	2.00%		4/21/2026	5,000,000	4,449,159
Viterra Finance BV (Netherlands)†(b)	3.20%		4/21/2031	19,555,000	15,673,778
Viterra Finance BV (Netherlands)†(b)	4.90%		4/21/2027	5,846,000	5,607,151
Total					130,974,775

See Notes to Financial Statements.	151

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Apparel 0.20%
PVH Corp.	7.75%		11/15/2023	$5,967,000	$6,033,492

Banks 16.38%
ABN AMRO Bank NV (Netherlands)†(b)	3.324% (5 yr. CMT + 1.90%	)#	3/13/2037	4,000,000	3,060,997
Bank of America Corp.	2.299% (SOFR + 1.22%	)#	7/21/2032	8,014,000	6,392,572
Bank of America Corp.	2.482% (5 yr. CMT + 1.20%	)#	9/21/2036	10,000,000	7,597,528
Bank of America Corp.	2.687% (SOFR + 1.32%	)#	4/22/2032	36,237,000	29,970,371
Bank of New York Mellon Corp.	4.596% (SOFR + 1.76%	)#	7/26/2030	4,565,000	4,447,268
Bank of New York Mellon Corp.	4.967% (SOFR + 1.61%	)#	4/26/2034	4,989,000	4,963,237
BankUnited, Inc.	5.125%		6/11/2030	9,962,000	7,089,496
Barclays plc (United Kingdom)(b)	6.224% (SOFR + 2.98%	)#	5/9/2034	10,000,000	10,102,149
BNP Paribas SA (France)†(b)	4.375% (5 yr. USD Swap + 1.48%	)#	3/1/2033	6,844,000	6,263,046
BPCE SA (France)†(b)	3.116% (SOFR + 1.73%	)#	10/19/2032	7,584,000	5,873,665
Citigroup, Inc.	2.561% (SOFR + 1.17%	)#	5/1/2032	18,611,000	15,290,551
Citigroup, Inc.	4.91% (SOFR + 2.09%	)#	5/24/2033	15,000,000	14,592,688
Citigroup, Inc.	6.174%	#	5/25/2034	13,417,000	13,614,775
Citizens Bank NA	4.119% (SOFR + 1.40%	)#	5/23/2025	7,770,000	7,270,730
Comerica Bank	2.50%		7/23/2024	1,320,000	1,190,744
Credit Suisse Group AG (Switzerland)†(b)	6.373% (SOFR + 3.34%	)#	7/15/2026	10,000,000	9,866,900
Danske Bank AS (Denmark)†(b)	3.773% (1 yr. CMT + 1.45%	)#	3/28/2025	9,892,000	9,662,199
Danske Bank AS (Denmark)†(b)	5.375%		1/12/2024	12,000,000	11,908,552
Discover Bank	4.682% (5 yr. USD Swap + 1.73%	)#	8/9/2028	7,750,000	7,138,073
Goldman Sachs Group, Inc.	2.383% (SOFR + 1.25%	)#	7/21/2032	28,054,000	22,609,201
Huntington Bancshares, Inc.	2.487% (5 yr. CMT + 1.17%	)#	8/15/2036	3,556,000	2,503,330
Huntington Bancshares, Inc.	2.625%		8/6/2024	6,000,000	5,678,882

152	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Intesa Sanpaolo SpA (Italy)†(b)	4.198% (1 yr. CMT + 2.60%	)#	6/1/2032	$2,014,000	$1,525,875
Intesa Sanpaolo SpA (Italy)†(b)	8.248% (1 yr. CMT + 4.40%	)#	11/21/2033	7,000,000	7,406,353
JPMorgan Chase & Co.	2.963% (SOFR + 1.26%	)#	1/25/2033	12,620,000	10,687,439
JPMorgan Chase & Co.	4.912% (SOFR + 2.08%	)#	7/25/2033	32,950,000	32,424,717
KeyBank NA	5.00%		1/26/2033	7,000,000	6,155,811
KeyCorp	2.25%		4/6/2027	5,150,000	4,249,682
KeyCorp	4.789% (SOFR + 2.06%	)#	6/1/2033	3,000,000	2,594,400
M&T Bank Corp.	5.053% (SOFR + 1.85%	)#	1/27/2034	3,705,000	3,421,769
Macquarie Bank Ltd. (Australia)†(b)	3.052% (5 yr. CMT + 1.70%	)#	3/3/2036	9,790,000	7,398,720
Macquarie Bank Ltd. (Australia)†(b)	4.875%		6/10/2025	1,850,000	1,801,359
Macquarie Group Ltd. (Australia)†(b)	2.691% (SOFR + 1.44%	)#	6/23/2032	3,724,000	2,973,694
Manufacturers & Traders Trust Co.	4.65%		1/27/2026	6,418,000	6,116,862
Mitsubishi UFJ Financial Group, Inc. (Japan)(b)	5.406%	#	4/19/2034	10,000,000	10,056,821
Morgan Stanley	2.239% (SOFR + 1.18%	)#	7/21/2032	7,860,000	6,276,569
Morgan Stanley	2.484% (SOFR + 1.36%	)#	9/16/2036	9,129,000	6,897,825
Morgan Stanley	4.431% (3 mo. USD Term SOFR + 1.63%	)#	1/23/2030	1,395,000	1,340,348
Morgan Stanley	5.297% (SOFR + 2.62%	)#	4/20/2037	5,000,000	4,765,403
Morgan Stanley	6.342% (SOFR + 2.56%	)#	10/18/2033	12,965,000	13,896,065
National Australia Bank Ltd. (Australia)†(b)	3.933% (5 yr. CMT + 1.88%	)#	8/2/2034	11,000,000	9,539,885
NatWest Group PLC (United Kingdom)(b)	3.032% (5 yr. CMT + 2.35%	)#	11/28/2035	7,000,000	5,417,185
NatWest Group PLC (United Kingdom)(b)	6.016% (1 yr. CMT + 2.10%	)#	3/2/2034	3,258,000	3,327,575
State Street Corp.	4.164% (SOFR + 1.73%	)#	8/4/2033	14,402,000	13,400,458
Texas Capital Bancshares, Inc.	4.00% (5 yr. CMT + 3.15%	)#	5/6/2031	8,000,000	5,968,361
Toronto-Dominion Bank (Canada)(b)	4.456%		6/8/2032	24,515,000	23,197,819

See Notes to Financial Statements.	153

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
U.S. Bancorp	4.839% (SOFR + 1.60%	)#	2/1/2034	$14,104,000	$13,241,399
U.S. Bancorp	4.967% (SOFR + 2.11%	)#	7/22/2033	9,918,000	8,991,508
UBS AG (Switzerland)(b)	5.125%		5/15/2024	13,800,000	13,597,692
UBS Group AG (Switzerland)†(b)	2.746% (1 yr. CMT + 1.10%	)#	2/11/2033	7,700,000	6,091,754
UBS Group AG (Switzerland)†(b)	5.959% (1 yr. CMT + 2.20%	)#	1/12/2034	5,000,000	5,020,997
UniCredit SpA (Italy)†(b)	5.459% (5 yr. CMT + 4.75%	)#	6/30/2035	3,270,000	2,761,648
Wells Fargo & Co.	3.35% (SOFR + 1.50%	)#	3/2/2033	15,461,000	13,291,329
Wells Fargo & Co.	4.897% (SOFR + 2.10%	)#	7/25/2033	9,955,000	9,612,111
Wells Fargo & Co.	5.389% (SOFR + 2.02%	)#	4/24/2034	5,006,000	5,015,570
Western Alliance Bancorp	3.00% (3 mo. USD Term SOFR + 2.25%	)#	6/15/2031	2,558,000	1,816,180
Westpac Banking Corp. (Australia)(b)	2.668% (5 yr. CMT + 1.75%	)#	11/15/2035	8,000,000	6,169,581
Total					483,537,718

Beverages 0.40%
Brown-Forman Corp.	4.75%		4/15/2033	5,669,000	5,686,801
Constellation Brands, Inc.	3.15%		8/1/2029	6,849,000	6,185,597
Total					11,872,398

Biotechnology 1.28%
Amgen, Inc.	4.05%		8/18/2029	12,566,000	11,979,758
Amgen, Inc.	4.875%		3/1/2053	12,000,000	10,859,566
Amgen, Inc.	5.25%		3/2/2033	14,960,000	15,019,301
Total					37,858,625

Chemicals 1.16%
Celanese U.S. Holdings LLC	5.90%		7/5/2024	13,000,000	12,988,641
International Flavors & Fragrances, Inc.†	1.23%		10/1/2025	14,846,000	13,248,365
International Flavors & Fragrances, Inc.†	2.30%		11/1/2030	9,975,000	7,927,858
Total					34,164,864

Commercial Services 0.59%
Global Payments, Inc.	5.30%		8/15/2029	16,461,000	16,201,263
Sabre Global, Inc.†	7.375%		9/1/2025	1,294,000	1,095,489
Total					17,296,752

154	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Computers 0.97%
Booz Allen Hamilton, Inc.†	3.875%		9/1/2028	$11,969,000	$10,743,853
Leidos Holdings, Inc.	5.95%		12/1/2040	1,325,000	1,262,833
Leidos, Inc.	4.375%		5/15/2030	6,375,000	5,827,791
Leidos, Inc.	5.75%		3/15/2033	3,746,000	3,722,179
Leidos, Inc.	7.125%		7/1/2032	6,806,000	7,231,715
Total					28,788,371

Cosmetics/Personal Care 0.48%
Haleon U.S. Capital LLC	3.625%		3/24/2032	15,826,000	14,214,264

Diversified Financial Services 4.48%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Series 3NC1 (Ireland)(b)	1.75%		10/29/2024	8,000,000	7,511,327
Aircastle Ltd.†	2.85%		1/26/2028	11,435,000	9,786,963
American Express Co.	4.42% (SOFR + 1.76%	)#	8/3/2033	8,831,000	8,355,189
American Express Co.	4.989% (SOFR + 2.26%	)#	5/26/2033	13,975,000	13,549,561
American Express Co.	5.043%	#	5/1/2034	14,965,000	14,782,341
Aviation Capital Group LLC†	3.50%		11/1/2027	3,918,000	3,500,478
Avolon Holdings Funding Ltd. (Ireland)†(b)	3.95%		7/1/2024	10,118,000	9,790,036
Avolon Holdings Funding Ltd. (Ireland)†(b)	4.25%		4/15/2026	16,000,000	14,823,041
Avolon Holdings Funding Ltd. (Ireland)†(b)	6.375%		5/4/2028	8,400,000	8,214,168
Capital One Financial Corp.	1.343% (SOFR + 0.69%	)#	12/6/2024	7,151,000	6,934,515
Intercontinental Exchange, Inc.	4.35%		6/15/2029	9,991,000	9,848,498
LPL Holdings, Inc.†	4.375%		5/15/2031	13,587,000	11,825,891
Navient Corp.	6.75%		6/25/2025	5,550,000	5,376,226
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027	5,294,000	5,045,865
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045	3,685,000	2,982,446
Total					132,326,545

Electric 11.25%
AEP Texas, Inc.	5.40%		6/1/2033	3,546,000	3,554,400
AEP Transmission Co. LLC	5.40%		3/15/2053	9,974,000	10,155,821
AES Corp.	2.45%		1/15/2031	7,975,000	6,391,497
Atlantica Sustainable Infrastructure PLC (United Kingdom)†(b)	4.125%		6/15/2028	9,797,000	8,774,004
Baltimore Gas & Electric Co.	4.55%		6/1/2052	4,563,000	4,057,368

See Notes to Financial Statements.	155

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Electric (continued)
Comision Federal de Electricidad (Mexico)†(b)	4.688%		5/15/2029	$20,000,000	$17,926,321
Constellation Energy Generation LLC	5.80%		3/1/2033	9,781,000	10,060,351
Constellation Energy Generation LLC	6.25%		10/1/2039	5,185,000	5,387,889
DTE Energy Co.	2.95%		3/1/2030	13,166,000	11,511,762
DTE Energy Co.	3.40%		6/15/2029	4,398,000	3,997,275
Duke Energy Corp.	4.50%		8/15/2032	14,776,000	13,976,036
Duquesne Light Holdings, Inc.†	2.775%		1/7/2032	14,523,000	11,437,072
Electricite de France SA (France)†(b)	6.25%		5/23/2033	24,011,000	24,341,758
Evergy Metro, Inc.	4.95%		4/15/2033	7,125,000	7,027,830
FirstEnergy Transmission LLC†	4.55%		4/1/2049	6,480,000	5,327,808
IPALCO Enterprises, Inc.	4.25%		5/1/2030	12,206,000	11,067,640
ITC Holdings Corp.(c)	5.40%		6/1/2033	9,976,000	9,992,170
Liberty Utilities Finance GP 1†	2.05%		9/15/2030	11,045,000	8,594,780
Louisville Gas & Electric Co.	5.45%		4/15/2033	9,974,000	10,198,883
Minejesa Capital BV (Netherlands)†(b)	4.625%		8/10/2030	12,000,000	10,779,947
NRG Energy, Inc.†	4.45%		6/15/2029	14,584,000	13,046,894
Oglethorpe Power Corp.	5.95%		11/1/2039	9,881,000	9,794,680
Oklahoma Gas & Electric Co.	5.40%		1/15/2033	7,050,000	7,216,539
Oklahoma Gas & Electric Co.	5.60%		4/1/2053	9,977,000	10,025,461
Pacific Gas & Electric Co.	4.55%		7/1/2030	21,283,000	19,410,658
Pacific Gas & Electric Co.	6.15%		1/15/2033	6,649,000	6,566,368
Pacific Gas & Electric Co.	6.70%		4/1/2053	4,325,000	4,223,604
Public Service Co. of Colorado	5.25%		4/1/2053	9,977,000	9,878,313
Puget Energy, Inc.	4.10%		6/15/2030	21,009,000	19,382,262
Southern Co.	4.475%	(d)	8/1/2024	11,126,000	10,965,314
Virginia Electric & Power Co.	5.45%		4/1/2053	9,976,000	9,798,593
Vistra Operations Co. LLC†	3.55%		7/15/2024	18,009,000	17,434,317
Total					332,303,615

Electronics 0.25%
Trimble, Inc.	6.10%		3/15/2033	7,304,000	7,400,977

Energy-Alternate Sources 0.11%
Topaz Solar Farms LLC†	5.75%		9/30/2039	3,154,963	3,119,391

Engineering & Construction 0.91%
Cellnex Finance Co. SA (Spain)†(b)	3.875%		7/7/2041	8,563,000	6,298,583
Jacobs Engineering Group, Inc.	5.90%		3/1/2033	10,855,000	10,768,349
Sitios Latinoamerica SAB de CV (Mexico)†(b)	5.375%		4/4/2032	11,000,000	9,874,136
Total					26,941,068

156	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Food 0.69%
Kellogg Co.	5.25%		3/1/2033	$17,955,000	$18,205,222
McCormick & Co., Inc.	4.95%		4/15/2033	2,073,000	2,030,278
Total					20,235,500

Gas 1.28%
CenterPoint Energy Resources Corp.	5.40%		3/1/2033	7,159,000	7,287,484
Southwest Gas Corp.	4.05%		3/15/2032	23,500,000	21,203,796
Spire Missouri, Inc.	4.80%		2/15/2033	9,250,000	9,183,744
Total					37,675,024

Hand/Machine Tools 0.89%
Regal Rexnord Corp.†	6.05%		4/15/2028	8,000,000	7,913,221
Regal Rexnord Corp.†	6.30%		2/15/2030	18,450,000	18,423,986
Total					26,337,207

Health Care-Products 1.08%
Alcon Finance Corp.†	5.375%		12/6/2032	10,000,000	10,170,471
GE HealthCare Technologies, Inc.†	5.65%		11/15/2027	21,200,000	21,640,653
Total					31,811,124

Health Care-Services 4.31%
Catalent Pharma Solutions, Inc.†	3.125%		2/15/2029	10,000,000	8,149,900
Centene Corp.	3.375%		2/15/2030	31,200,000	26,929,968
Elevance Health, Inc.	2.25%		5/15/2030	12,000,000	10,141,642
Elevance Health, Inc.	4.10%		5/15/2032	9,977,000	9,389,437
Elevance Health, Inc.	5.125%		2/15/2053	3,581,000	3,435,981
Elevance Health, Inc.	5.50%		10/15/2032	3,636,000	3,760,781
Fresenius Medical Care U.S. Finance III, Inc.†	3.00%		12/1/2031	8,000,000	6,314,013
HCA, Inc.	5.50%		6/1/2033	10,476,000	10,461,041
Humana, Inc.	3.70%		3/23/2029	21,804,000	20,229,661
Humana, Inc.	5.875%		3/1/2033	11,457,000	12,039,976
IQVIA, Inc.†	5.70%		5/15/2028	10,000,000	10,062,500
Molina Healthcare, Inc.†	4.375%		6/15/2028	7,000,000	6,430,768
Total					127,345,668

Insurance 2.44%
Aon Corp.	8.205%		1/1/2027	5,545,000	5,665,077
Assurant, Inc.	2.65%		1/15/2032	3,049,000	2,316,490
Assurant, Inc.	3.70%		2/22/2030	9,896,000	8,599,237
Brown & Brown, Inc.	4.20%		3/17/2032	11,975,000	10,855,825
F&G Annuities & Life, Inc.†	7.40%		1/13/2028	12,525,000	12,589,027
Global Atlantic Fin Co.†	4.70% (5 yr. CMT + 3.80%	)#	10/15/2051	5,469,000	4,256,495

See Notes to Financial Statements.	157

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Insurance (continued)
Intact Financial Corp. (Canada)†(b)	5.459%	9/22/2032	$6,983,000	$7,010,950
New York Life Global Funding†	4.55%	1/28/2033	10,302,000	10,044,067
Protective Life Corp.	8.45%	10/15/2039	5,103,000	6,053,272
Selective Insurance Group, Inc.	5.375%	3/1/2049	5,081,000	4,674,536
Total				72,064,976

Internet 1.52%
Amazon.com, Inc.	4.70%	12/1/2032	16,300,000	16,536,743
Netflix, Inc.†	5.375%	11/15/2029	28,000,000	28,221,676
Total				44,758,419

Lodging 0.27%
Hyatt Hotels Corp.	1.30%	10/1/2023	8,000,000	7,878,768

Machinery-Diversified 0.78%
Flowserve Corp.	2.80%	1/15/2032	8,450,000	6,761,543
nVent Finance Sarl (Luxembourg)(b)	4.55%	4/15/2028	13,500,000	12,754,986
SPX FLOW, Inc.†	8.75%	4/1/2030	3,938,000	3,392,784
Total				22,909,313

Media 0.28%
FactSet Research Systems, Inc.	3.45%	3/1/2032	9,551,000	8,212,046

Oil & Gas 10.65%
Aethon United BR LP/Aethon United Finance Corp.†	8.25%	2/15/2026	10,000,000	9,689,275
Antero Resources Corp.†	5.375%	3/1/2030	16,000,000	14,726,083
Baytex Energy Corp. (Canada)†(b)	8.50%	4/30/2030	5,714,000	5,591,471
Baytex Energy Corp. (Canada)†(b)	8.75%	4/1/2027	5,000,000	5,057,885
Berry Petroleum Co. LLC†	7.00%	2/15/2026	7,760,000	7,134,839
California Resources Corp.†	7.125%	2/1/2026	9,233,000	9,379,805
Callon Petroleum Co.†	8.00%	8/1/2028	10,000,000	9,790,521
Comstock Resources, Inc.†	5.875%	1/15/2030	6,000,000	5,010,019
Continental Resources, Inc.†	5.75%	1/15/2031	30,100,000	28,697,994
Crescent Energy Finance LLC†	7.25%	5/1/2026	12,000,000	11,173,295
Crescent Energy Finance LLC†	9.25%	2/15/2028	5,000,000	4,846,075
Diamondback Energy, Inc.	3.125%	3/24/2031	10,000,000	8,530,078
Diamondback Energy, Inc.	3.50%	12/1/2029	5,488,000	4,961,910
Diamondback Energy, Inc.	6.25%	3/15/2033	6,975,000	7,246,138
Earthstone Energy Holdings LLC†	8.00%	4/15/2027	11,650,000	11,351,352
Encino Acquisition Partners Holdings LLC†	8.50%	5/1/2028	4,587,000	4,219,077
Eni SpA (Italy)†(b)	5.70%	10/1/2040	11,398,000	10,277,025
EQT Corp.	7.00%	2/1/2030	16,202,000	16,786,082
Gulfport Energy Corp.†	8.00%	5/17/2026	2,864,000	2,859,890

158	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2023

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Oil & Gas (continued)
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%		11/1/2028		$7,000,000	$6,549,677
Matador Resources Co.	6.875%		4/15/2028		4,167,000	4,137,606
Nabors Industries Ltd.†	7.25%		1/15/2026		7,000,000	6,384,210
Occidental Petroleum Corp.	6.375%		9/1/2028		9,975,000	10,273,552
Occidental Petroleum Corp.	6.45%		9/15/2036		7,000,000	7,129,640
Occidental Petroleum Corp.	6.625%		9/1/2030		6,500,000	6,782,165
Occidental Petroleum Corp.	8.875%		7/15/2030		2,400,000	2,767,932
OGX Austria GmbH (Brazil)†(b)(e)	8.50%		6/1/2018		1,800,000	36
Ovintiv, Inc.	6.25%		7/15/2033		14,965,000	14,844,187
Ovintiv, Inc.	6.50%		2/1/2038		7,362,000	7,299,722
Ovintiv, Inc.	6.625%		8/15/2037		4,595,000	4,581,573
Patterson-UTI Energy, Inc.	5.15%		11/15/2029		16,177,000	14,241,179
Permian Resources Operating LLC†	6.875%		4/1/2027		9,250,000	9,009,685
Precision Drilling Corp. (Canada)†(b)	6.875%		1/15/2029		3,250,000	2,913,928
Rockcliff Energy II LLC†	5.50%		10/15/2029		5,000,000	4,600,100
SM Energy Co.	6.50%		7/15/2028		8,000,000	7,510,560
Tap Rock Resources LLC†	7.00%		10/1/2026		8,500,000	7,974,058
Vermilion Energy, Inc. (Canada)†(b)	6.875%		5/1/2030		10,000,000	9,111,250
Vital Energy, Inc.†	7.75%		7/31/2029		2,750,000	2,303,950
Vital Energy, Inc.	10.125%		1/15/2028		9,000,000	8,739,442
Total						314,483,266

Oil & Gas Services 0.17%
NOV, Inc.	3.60%		12/1/2029		5,632,000	5,046,368

Packaging & Containers 0.24%
General Electric Co.	8.196% (3 mo. USD LIBOR + 3.33%	)#	–	(f)	7,150,000	7,144,637

Pharmaceuticals 3.46%
AbbVie, Inc.	3.20%		11/21/2029		12,050,000	10,942,491
Bayer Corp.†	6.65%		2/15/2028		13,749,000	14,567,194
Bayer U.S. Finance II LLC†	4.375%		12/15/2028		7,450,000	7,174,067
Cigna Group	2.40%		3/15/2030		6,767,000	5,766,479
CVS Health Corp.	3.25%		8/15/2029		6,000,000	5,428,987
CVS Health Corp.	4.78%		3/25/2038		10,981,000	10,163,464
CVS Health Corp.	5.05%		3/25/2048		11,973,000	10,824,576
CVS Health Corp.(c)	5.25%		1/30/2031		9,977,000	10,024,076
Pfizer Investment Enterprises Pte. Ltd. (Singapore)(b)	4.75%		5/19/2033		12,487,000	12,543,029
Pfizer Investment Enterprises Pte. Ltd. (Singapore)(b)	5.34%		5/19/2063		14,720,000	14,751,580
Total						102,185,943

See Notes to Financial Statements.	159

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Pipelines 1.53%
Eastern Gas Transmission & Storage, Inc.	3.00%	11/15/2029	$7,375,000	$6,556,430
Eastern Gas Transmission & Storage, Inc.	4.60%	12/15/2044	5,529,000	4,674,403
EIG Pearl Holdings Sarl (Luxembourg)(b)	3.545%	8/31/2036	10,000,000	8,525,760
NGPL PipeCo LLC†	4.875%	8/15/2027	20,258,000	19,393,126
Venture Global LNG, Inc.†	8.375%	6/1/2031	5,882,000	5,918,645
Total				45,068,364

REITS 2.99%
American Tower Corp.	3.80%	8/15/2029	19,950,000	18,415,606
American Tower Corp.	5.55%	7/15/2033	3,559,000	3,583,905
Crown Castle, Inc.	3.30%	7/1/2030	25,500,000	22,542,680
EPR Properties	3.75%	8/15/2029	5,000,000	3,970,797
EPR Properties	4.95%	4/15/2028	10,000,000	8,673,021
GLP Capital LP/GLP Financing II, Inc.	5.75%	6/1/2028	7,325,000	7,082,614
VICI Properties LP/VICI Note Co., Inc.†	4.625%	6/15/2025	25,000,000	24,151,585
Total				88,420,208

Retail 0.64%
Lowe’s Cos., Inc.	5.00%	4/15/2033	19,000,000	18,831,384

Semiconductors 0.64%
Broadcom, Inc.†	4.15%	4/15/2032	21,000,000	18,914,180

Software 2.75%
MSCI, Inc.†	3.625%	11/1/2031	11,306,000	9,451,579
Oracle Corp.	5.375%	7/15/2040	15,452,000	14,742,255
Oracle Corp.	6.125%	7/8/2039	12,298,000	12,630,525
Oracle Corp.	6.25%	11/9/2032	10,650,000	11,269,237
ServiceNow, Inc.	1.40%	9/1/2030	17,120,000	13,630,386
Workday, Inc.	3.80%	4/1/2032	21,630,000	19,513,787
Total				81,237,769

Telecommunications 2.93%
AT&T, Inc.	3.50%	9/15/2053	34,000,000	23,623,309
AT&T, Inc.	4.30%	2/15/2030	10,000,000	9,575,711
Sprint Capital Corp.	6.875%	11/15/2028	39,425,000	42,183,409
T-Mobile USA, Inc.	3.875%	4/15/2030	11,925,000	11,068,016
Total				86,450,445

Trucking & Leasing 0.17%
SMBC Aviation Capital Finance DAC (Ireland)†(b)	5.45%	5/3/2028	5,000,000	4,985,787
Total Corporate Bonds (cost $2,576,923,292)				2,438,829,251

160	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
FLOATING RATE LOANS(g) 2.15%

Entertainment 0.46%
Stars Group Holdings BV 2018 USD Incremental Term Loan (Netherlands)(b)	7.409% (3 mo. USD LIBOR + 2.25%	)	7/21/2026	$13,718,261	$13,681,633

Financial 0.03%
LPL Holdings, Inc. 2019 Term Loan B1	6.843%		11/12/2026	848,357	841,638

Health Services 0.08%
Catalent Pharma Solutions, Inc. 2021 Term Loan B3	7.188% (1 mo. USD LIBOR + 2.00%	)	2/22/2028	2,476,817	2,398,376

Lodging 0.49%
Hilton Domestic Operating Co., Inc. 2019 Term Loan B2	6.95% (1 mo. USD Term SOFR + 1.75%	)	6/22/2026	13,365,000	13,311,941
Resorts World Las Vegas LLC Term Loan A	6.66%		4/16/2024	1,087,500	1,084,781
Total					14,396,722

Media 0.37%
Charter Communications Operating LLC 2019 Term Loan B1	6.795% - 6.90% (1 mo. USD Term SOFR + 1.75% (3 mo. USD Term SOFR + 1.75%	) )	4/30/2025	10,797,446	10,788,268

Pharmaceuticals 0.34%
Horizon Therapeutics USA, Inc. 2021 Term Loan B2	6.938% (1 mo. USD LIBOR + 1.75%	)	3/15/2028	9,964,467	9,944,389

Real Estate Investment Trusts 0.13%
Invitation Homes Operating Partnership LP 2020 Term Loan A	6.253% (1 mo. USD Term SOFR + 1.00%	)	1/31/2025	3,911,798	3,843,342

Shipbuilding 0.12%
MHI Holdings LLC Term Loan B	10.154%		9/21/2026	3,698,221	3,698,221

Software 0.13%
Project Alpha Intermediate Holding, Inc. 2021 Term Loan B	9.16%		4/26/2024	3,989,796	3,976,091
Total Floating Rate Loans (cost $63,939,832)					63,568,680

See Notes to Financial Statements.	161

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2023

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
FOREIGN GOVERNMENT OBLIGATIONS(b) 0.04%

Sri Lanka
Sri Lanka Government International Bonds†(e) (cost $2,663,102)	5.875%		7/25/2022		$2,840,000	$1,150,182

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.00%
Government National Mortgage Association Series 2013-48 Class IO (Cost $223,583)	0.381%	#(h)	7/16/2054		5,015,230	52,439

MUNICIPAL BONDS 1.17%

Government 0.64%
State of Illinois GO	5.10%		6/1/2033		19,025,000	18,827,437

Natural Gas 0.53%
Texas Natural Gas Securitization Finance Corp.	5.169%		4/1/2041		14,965,000	15,737,760
Total Municipal Bonds (cost $34,289,234)						34,565,197

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 1.19%
BBCMS Mortgage Trust Series 2019-BWAY Class C†	6.784% (1 mo. USD Term SOFR + 1.72%	)#	11/15/2034		3,950,000	3,053,440
BX Commercial Mortgage Trust Series 2019-IMC Class E†	7.257% (1 mo. USD LIBOR + 2.15%	)#	4/15/2034		4,000,000	3,873,298
Commercial Mortgage Pass-Through Certificates Series 2015-PC1 Class C	4.293%	#(h)	7/10/2050		3,017,634	2,634,330
CS Master Trust Series 2021-AHP Class A†	9.115% (1 mo. USD Term SOFR + 4.06%	)#	4/15/2025		4,200,000	4,191,734
CS Master Trust Series 2021-BLUF Class A†	9.276% (1 mo. USD LIBOR + 4.18%	)#	4/15/2023	(i)	2,400,000	2,290,241	(j)
Great Wolf Trust Series 2019-WOLF Class A†	6.208% (1 mo. USD Term SOFR + 1.15%	)#	12/15/2036		8,100,000	7,997,015
GS Mortgage Securities Corp. Trust Series 2021-ROSS Class G†	9.758% (1 mo. USD LIBOR + 4.65%	)#	5/15/2026		5,160,000	4,066,379
GS Mortgage Securities Trust Series 2013-GC12 Class XB	0.569%	#(h)	6/10/2046		47,400,000	71
GS Mortgage Securities Trust Series 2015-GS1 Class XB	0.179%	#(h)	11/10/2048		30,000,000	159,661
HPLY Trust Series 2019-HIT Class A†	6.107% (1 mo. USD LIBOR + 1.00%	)#	11/15/2036		2,871,310	2,836,930
Hudsons Bay Simon JV Trust Series 2015-HB10 Class XB10†	0.541%	#(h)	8/5/2034		16,028,000	1,913

162	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Hudsons Bay Simon JV Trust Series 2015-HB7 Class XB7†	0.493%	#(h)	8/5/2034	$18,308,000	$2,156
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-C30 Class C	4.227%	#(h)	7/15/2048	1,674,000	1,438,442
Wells Fargo Commercial Mortgage Trust Series 2013-LC12 Class D†	4.254%	#(h)	7/15/2046	2,255,889	779,090	(j)
Wells Fargo Commercial Mortgage Trust Series 2017-C41 Class AS	3.785%	#(h)	11/15/2050	2,089,000	1,907,155
Total Non-Agency Commercial Mortgage-Backed Securities (cost $39,136,030)					35,231,855

U.S. TREASURY OBLIGATIONS 3.01%
U.S. Treasury Bonds	3.625%		5/15/2053	56,284,000	54,168,953
U.S. Treasury Inflation-Indexed Notes(k)	0.25%		1/15/2025	36,054,055	34,732,931
Total U.S. Treasury Obligations (cost $88,925,955)					88,901,884
Total Long-Term Investments (cost $2,993,852,266)					2,837,910,304

SHORT-TERM INVESTMENTS 3.01%

COMMERCIAL PAPER 1.41%

Auto Manufacturers 0.78%
General Motors Financial Co., Inc.	5.476%		6/1/2023	23,134,000	23,134,000

Finance 0.63%
Brookfield Infrastructure Holdings Canada, Inc.	5.882%		6/1/2023	18,428,000	18,428,000
Total Commercial Paper (cost $41,562,000)					41,562,000

REPURCHASE AGREEMENTS 1.60%
Repurchase Agreement dated 5/31/2023, 2.600% due 6/1/2023 with Fixed Income Clearing Corp. collateralized by $11,538,700 of U.S. Treasury Note at 2.500% due 2/28/2026; $7,622,900 of U.S. Treasury Note at 4.50% due 12/31/2024; value: $18,678,971; proceeds: $18,313,957 (cost $18,312,634)				18,312,634	18,312,634
Repurchase Agreement dated 5/31/2023, 5.100% due 6/1/2023 with TD Securities USA LLC collateralized by $30,203,000 of U.S. Treasury Bond at 3.875% due 5/15/2043; value: $29,607,558; proceeds: $29,003,164 (cost $28,999,056)				28,999,056	28,999,056
Total Repurchase Agreements (cost $47,311,690)					47,311,690
Total Short-Term Investments (cost $88,873,690)					88,873,690
Total Investments in Securities 99.13% (cost $3,082,725,956)					2,926,783,994
Other Assets and Liabilities – Net(l) 0.87%					25,625,547
Net Assets 100.00%					$2,952,409,541

See Notes to Financial Statements.	163

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2023

CAD	Canadian Dollar.
CMT	Constant Maturity Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At May 31, 2023, the total value of Rule 144A securities was $1,049,221,122, which represents 35.54% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2023.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	Securities purchased on a when-issued basis (See Note 2(j)).
(d)	Step Bond – Security with a predetermined schedule of interest rate changes.
(e)	Defaulted (non-income producing security).
(f)	Security is perpetual in nature and has no stated maturity.
(g)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2023.
(h)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(i)	Maturity date has passed. As of May 31, 2023, an extension is available to June 15, 2024.
(j)	Level 3 Investment as described in Note 2(u) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(k)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(l)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

Centrally Cleared Interest Rate Swap Contracts at May 31, 2023:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Value/Unrealized Depreciation
Goldman Sachs(1)	2.564%	CPI Urban Consumer NSA	2/10/2028	$28,838,000	$(187,275)
Goldman Sachs(1)	2.508%	CPI Urban Consumer NSA	3/24/2028	15,000,000	(84,086)
Goldman Sachs(1)	2.508%	CPI Urban Consumer NSA	3/24/2028	15,000,000	(65,773)
Unrealized Depreciation on Centrally Cleared Interest Rate Swap Contracts					$(337,134)

(1)	Central clearinghouse: Chicago Mercantile Exchange (CME).

164	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2023

Forward Foreign Currency Exchange Contracts at May 31, 2023:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Sell	State Street Bank and Trust	7/20/2023	14,843,000	$11,047,516	$10,946,572	$100,944

Futures Contracts at May 31, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	September 2023	131	Long	$14,951,938	$14,995,406	$43,468
U.S. 2-Year Treasury Note	September 2023	3,163	Long	650,848,578	651,034,363	185,785
U.S. 5-Year Treasury Note	September 2023	524	Short	(57,193,639)	(57,156,938)	36,701
U.S. Long Bond	September 2023	1,179	Long	149,934,527	151,317,281	1,382,754
U.S. Ultra Treasury Bond	September 2023	2,133	Long	287,686,353	291,954,375	4,268,022
US 10-Year Ultra Treasury Note	June 2023	1,930	Long	229,146,095	230,423,906	1,277,811
Total Unrealized Appreciation on Futures Contracts						$7,194,541

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Ultra Long Bond	June 2023	1,920	Short	$(227,955,108)	$(229,230,000)	$(1,274,892)
U.S. 10-Year Ultra Treasury Bond	September 2023	3,838	Short	(459,859,974)	(462,299,093)	(2,439,119)
Total Unrealized Depreciation on Futures Contracts						$(3,714,011)

See Notes to Financial Statements.	165

Schedule of Investments (unaudited)(concluded)

INCOME FUND May 31, 2023

The following is a summary of the inputs used as of May 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$175,610,816	$–	$175,610,816
Corporate Bonds	–	2,438,829,251	–	2,438,829,251
Floating Rate Loans	–	63,568,680	–	63,568,680
Foreign Government Obligations	–	1,150,182	–	1,150,182
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	52,439	–	52,439
Municipal Bonds	–	34,565,197	–	34,565,197
Non-Agency Commercial Mortgage-Backed Securities	–	32,162,524	3,069,331	35,231,855
U.S. Treasury Obligations	–	88,901,884	–	88,901,884
Short-Term Investments
Commercial Paper	–	41,562,000	–	41,562,000
Repurchase Agreements	–	47,311,690	–	47,311,690
Total	$–	$2,923,714,663	$3,069,331	$2,926,783,994
Other Financial Instruments
Centrally Cleared Interest Rate Swap Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(337,134)	–	(337,134)
Forward Foreign Currency Exchange Contracts
Assets	–	100,944	–	100,944
Liabilities	–	–	–	–
Futures Contracts
Assets	7,194,541	–	–	7,194,541
Liabilities	(3,714,011)	–	–	(3,714,011)
Total	$3,480,530	$(236,190)	$–	$3,244,340

(1)	Refer to Note 2(u) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

166	See Notes to Financial Statements.

Schedule of Investments (unaudited)

INFLATION FOCUSED FUND May 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 92.23%

ASSET-BACKED SECURITIES 24.97%

Automobiles 5.98%
Avis Budget Rental Car Funding AESOP LLC Series 2019-2A Class A†	3.35%	9/22/2025	$8,464,000	$8,220,498
Avis Budget Rental Car Funding AESOP LLC Series 2020-1A Class D†	3.34%	8/20/2026	5,000,000	4,439,888
Capital One Prime Auto Receivables Trust Series 2022-2 Class A2A	3.74%	9/15/2025	6,226,580	6,157,467
CarMax Auto Owner Trust Series 2020-2 Class A3	1.70%	11/15/2024	3,594	3,589
Carvana Auto Receivables Trust Series 2021-N1 Class A	0.70%	1/10/2028	225,564	212,583
Carvana Auto Receivables Trust Series 2021-N2 Class A1	0.32%	3/10/2028	274,698	272,790
Carvana Auto Receivables Trust Series 2022-P1 Class A3	3.35%	2/10/2027	8,885,000	8,577,065
CPS Auto Receivables Trust Series 2019-C Class D†	3.17%	6/16/2025	17,122	17,103
Credit Acceptance Auto Loan Trust Series 2021-3A Class A†	1.00%	5/15/2030	1,325,000	1,289,380
Donlen Fleet Lease Funding 2 LLC Series 2021-2 Class A2†	0.56%	12/11/2034	2,393,324	2,326,949
Drive Auto Receivables Trust Series 2019-2 Class D	3.69%	8/17/2026	306,435	305,925
Drive Auto Receivables Trust Series 2019-4 Class D	2.70%	2/16/2027	623,284	615,418
Drive Auto Receivables Trust Series 2021-1 Class C	1.02%	6/15/2027	535,237	526,727
Exeter Automobile Receivables Trust Series 2020-2A Class E†	7.19%	9/15/2027	15,258,000	15,393,531
Exeter Automobile Receivables Trust Series 2021-2A Class C	0.98%	6/15/2026	875,217	854,306
Ford Credit Auto Owner Trust Series 2020-C Class A3	0.41%	7/15/2025	425,174	414,918
Ford Credit Auto Owner Trust Series 2022-1 Class A†	3.88%	11/15/2034	8,255,000	7,968,916
Ford Credit Auto Owner Trust Series REV1 2018-1 Class A†	3.19%	7/15/2031	4,225,000	4,074,604
Ford Credit Auto Owner Trust Series REV2 2019-1 Class A†	3.52%	7/15/2030	1,143,000	1,125,596
GM Financial Automobile Leasing Trust Series 2022-2 Class A3	3.42%	6/20/2025	8,300,000	8,139,015
Hertz Vehicle Financing LLC Series 2021-1A Class A†	1.21%	12/26/2025	3,385,000	3,160,949
Hertz Vehicle Financing LLC Series 2021-1A Class D†	3.98%	12/26/2025	5,000,000	4,675,047
OneMain Direct Auto Receivables Trust Series 2019-1 Class A†	3.63%	9/14/2027	10,899,000	10,529,356

See Notes to Financial Statements.	167

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
OneMain Direct Auto Receivables Trust Series 2021-1A Class A†	0.87%		7/14/2028	$5,545,000	$5,213,201
Santander Drive Auto Receivables Trust Series 2021-1 Class C	0.75%		2/17/2026	298,794	296,004
Santander Drive Auto Receivables Trust Series 2022-5 Class A2	3.98%		1/15/2025	3,149,271	3,144,371
Santander Retail Auto Lease Trust Series 2021-A Class A3†	0.51%		7/22/2024	1,834,483	1,807,742
Westlake Automobile Receivables Trust Series 2021-2A Class A2A†	0.32%		4/15/2025	275,863	275,011
Westlake Automobile Receivables Trust Series 2021-2A Class C†	0.89%		7/15/2026	1,865,000	1,778,065
World Omni Select Auto Trust Series 2019-A Class C	2.38%		12/15/2025	212,338	210,263
World Omni Select Auto Trust Series 2019-A Class D	2.59%		12/15/2025	572,000	562,178
Total					102,588,455

Credit Card 1.89%
American Express Credit Account Master Trust Series 2022-2 Class A	3.39%		5/15/2027	9,399,000	9,141,908
BA Credit Card Trust Series 2022-A2 Class A2	5.00%		4/15/2028	2,415,000	2,428,957
Capital One Multi-Asset Execution Trust Series 2022-A2 Class A	3.49%		5/15/2027	14,055,000	13,687,342
Discover Card Execution Note Trust Series 2022-A3 Class A3	3.56%		7/15/2027	7,355,000	7,164,982
Total					32,423,189

Other 16.14%
ACAM Ltd. Series 2019-FL1 Class A†	6.261% (1 mo. USD LIBOR + 1.15%	)#	10/16/2036	5,273,000	5,186,010
ACRES Commercial Realty Ltd. Series 2021-FL2 Class A†	6.508% (1 mo. USD LIBOR + 1.40%	)#	1/15/2037	3,290,000	3,195,482
Affirm Asset Securitization Trust Series 2021-B Class A†	1.03%		8/17/2026	3,550,000	3,429,766
Affirm Asset Securitization Trust Series 2022-X1 Class A†	1.75%		2/15/2027	3,707,346	3,609,981
AMMC CLO Ltd. Series 2020-23A Class A1R†	6.30% (3 mo. USD LIBOR + 1.04%	)#	10/17/2031	15,000,000	14,813,886
Anchorage Capital CLO 3-R Ltd. Series 2014-3RA Class A†	6.323% (3 mo. USD LIBOR + 1.05%	)#	1/28/2031	916,809	905,348

168	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Anchorage Capital CLO 4-R Ltd. Series 2014-4RA Class A†	6.323% (3 mo. USD LIBOR + 1.05%	)#	1/28/2031	$1,146,639	$1,140,005
Apidos Clo Xxv Series 2016-25A Class A1R†	6.42% (3 mo. USD LIBOR + 1.17%	)#	10/20/2031	6,970,000	6,889,845
Apidos CLO XXXI Series 2019-31A Class A1R†	6.36% (3 mo. USD LIBOR + 1.10%	)#	4/15/2031	5,000,000	4,923,005
Aqua Finance Trust Series 2021-A Class A†	1.54%		7/17/2046	3,101,915	2,763,996
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL2 Class A†	6.207% (1 mo. USD LIBOR + 1.10%	)#	5/15/2036	1,980,000	1,936,212
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL3 Class A†	6.177% (1 mo. USD LIBOR + 1.07%	)#	8/15/2034	4,960,000	4,805,426
Atalaya Equipment Leasing Trust Series 2021-1A Class A2†	1.23%		5/15/2026	3,208,756	3,134,702
Bain Capital Credit CLO Ltd. Series 2017-1A Class A1R†	6.22% (3 mo. USD LIBOR + 0.97%	)#	7/20/2030	5,247,011	5,192,391
BDS LLC Series 2022-FL11 Class ATS†	6.873% (1 mo. USD Term SOFR + 1.80%	)#	3/19/2039	6,160,000	6,079,227
Benefit Street Partners CLO III Ltd. Series 2013-IIIA Class A1R2†	6.25% (3 mo. USD LIBOR + 1.00%	)#	7/20/2029	1,202,149	1,200,610
BlueMountain CLO Ltd. Series 2013-2A Class A1R†	6.453% (3 mo. USD LIBOR + 1.18%	)#	10/22/2030	1,049,047	1,043,313
BlueMountain Fuji U.S. CLO I Ltd. Series 2017-1A Class A1R†	6.23% (3 mo. USD LIBOR + 0.98%	)#	7/20/2029	1,134,183	1,118,836
BSPRT Issuer Ltd. Series 2021-FL7 Class A†	6.427% (1 mo. USD LIBOR + 1.32%	)#	12/15/2038	7,600,000	7,409,857
Carlyle Global Market Strategies CLO Ltd. Series 2014-3RA Class A1A†	6.342% (3 mo. USD LIBOR + 1.05%	)#	7/27/2031	1,190,199	1,180,244
Carlyle Global Market Strategies CLO Ltd. Series 2015-1A Class AR3†	6.23% (3 mo. USD LIBOR + 0.98%	)#	7/20/2031	2,062,968	2,038,204
Carlyle U.S. CLO Ltd. Series 2017-3A Class A1AR†	6.15% (3 mo. USD LIBOR + 0.90%	)#	7/20/2029	752,410	744,007
Cedar Funding V CLO Ltd. Series 2016-5A Class A1R†	6.36% (3 mo. USD LIBOR + 1.10%	)#	7/17/2031	3,400,000	3,369,035

See Notes to Financial Statements.	169

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Cedar Funding XI Clo Ltd. Series 2019-11A Class A1R†	6.513% (3 mo. USD LIBOR + 1.05%	)#	5/29/2032	$3,220,000	$3,180,186
Cedar Funding XIV CLO Ltd. Series 2021-14A Class A†	6.36% (3 mo. USD LIBOR + 1.10%	)#	7/15/2033	2,340,000	2,309,999
CF Hippolyta Issuer LLC Series 2021-1A Class B1†	1.98%		3/15/2061	4,617,993	3,947,115
CIFC Funding II Ltd. Series 2013-2A Class A1L2†	6.262% (3 mo. USD LIBOR + 1.00%	)#	10/18/2030	3,968,834	3,931,106
Dell Equipment Finance Trust Series 2021-2 Class A2†	0.33%		12/22/2026	126,913	126,545
Dryden Senior Loan Fund Series 2017-47A Class A1R†	6.24% (3 mo. USD LIBOR + 0.98%	)#	4/15/2028	4,947,599	4,897,847
Galaxy XIX CLO Ltd. Series 2015-19A Class A1RR†	6.223% (3 mo. USD LIBOR + 0.95%	)#	7/24/2030	916,640	905,189
Generate CLO 2 Ltd. Series 2A Class AR†	6.423% (3 mo. USD LIBOR + 1.15%	)#	1/22/2031	1,311,064	1,297,693
Greystone CRE Notes Ltd. Series 2021-FL3 Class A†	6.194% (1 mo. USD Term SOFR + 1.13%	)#	7/15/2039	6,150,000	5,982,336
Halcyon Loan Advisors Funding Ltd. Series 2015-2A Class BR†	6.905% (3 mo. USD LIBOR + 1.65%	)#	7/25/2027	31,605	31,675
HGI CRE CLO Ltd. Series 2021-FL2 Class A†	6.105% (1 mo. USD LIBOR + 1.00%	)#	9/17/2036	6,146,273	5,945,148
JFIN CLO Ltd. Series 2013-1A Class A2R†	7.45% (3 mo. USD LIBOR + 2.20%	)#	1/20/2030	690,295	682,963
KKR CLO Ltd. Series 24 Class A1R†	6.33% (3 mo. USD LIBOR + 1.08%	)#	4/20/2032	4,980,000	4,906,121
KKR CLO Ltd. Series 30A Class A1R†	6.28% (3 mo. USD LIBOR + 1.02%	)#	10/17/2031	10,000,000	9,871,110
KREF Ltd. Series 2021-FL2 Class A†	6.178% (1 mo. USD LIBOR + 1.07%	)#	2/15/2039	9,930,000	9,582,825
KREF Ltd. Series 2021-FL2 Class AS†	6.408% (1 mo. USD LIBOR + 1.30%	)#	2/15/2039	4,830,000	4,576,425
Lendmark Funding Trust Series 2021-1A Class A†	5.12%		7/20/2032	5,810,000	5,699,396
Lendmark Funding Trust Series 2021-1A Class B†	2.47%		11/20/2031	9,200,000	7,768,319
Lendmark Funding Trust Series 2021-2A Class A†	2.00%		4/20/2032	10,585,000	9,109,381
LFT CRE Ltd. Series 2021-FL1 Class A†	6.277% (1 mo. USD LIBOR + 1.17%	)#	6/15/2039	2,230,000	2,183,527
LFT CRE Ltd. Series 2021-FL1 Class B†	6.857% (1 mo. USD LIBOR + 1.75%	)#	6/15/2039	3,520,000	3,410,633	(a)

170	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Madison Park Funding XI Ltd. Series 2013-11A Class AR2†	6.173% (3 mo. USD LIBOR + 0.90%	)#	7/23/2029	$2,806,845	$2,776,809
Magnetite XXII Ltd. Series 2019-22A Class AR†	6.32% (3 mo. USD LIBOR + 1.06%	)#	4/15/2031	4,000,000	3,949,585
Magnetite Xxix Ltd. Series 2021-29A Class A†	6.25% (3 mo. USD LIBOR + 0.99%	)#	1/15/2034	1,110,000	1,094,485
Mariner Finance Issuance Trust Series 2021-BA Class A†	2.10%		11/20/2036	3,340,000	2,931,815
Marlette Funding Trust Series 2021-3A Class B†	1.30%		12/15/2031	5,555,000	5,357,273
MVW Owner Trust Series 2017-1A Class A†	2.42%		12/20/2034	40,122	39,721
New Economy Assets Phase 1 Sponsor LLC Series 2021-1 Class A1†	1.91%		10/20/2061	7,070,000	6,111,871
Newark BSL CLO 2 Ltd. Series 2017-1A Class A1R†	6.225% (3 mo. USD LIBOR + 0.97%	)#	7/25/2030	2,816,539	2,789,552
OCP CLO Ltd. Series 2019-17A Class A1R†	6.29% (3 mo. USD LIBOR + 1.04%	)#	7/20/2032	5,700,000	5,601,034
Octagon Investment Partners 32 Ltd. Series 2017-1A Class A1R†	6.21% (3 mo. USD LIBOR + 0.95%	)#	7/15/2029	4,738,941	4,694,381
Octagon Investment Partners XIV Ltd. Series 2012-1A Class AARR†	6.21% (3 mo. USD LIBOR + 0.95%	)#	7/15/2029	673,499	668,125
Octagon Investment Partners XXI Ltd. Series 2014-1A Class AAR3†	6.321% (3 mo. USD LIBOR + 1.00%	)#	2/14/2031	1,960,000	1,933,540
Octane Receivables Trust Series 2022-2A Class A†	5.11%		2/22/2028	2,877,780	2,845,112
OneMain Financial Issuance Trust Series 2018-2A Class A†	3.57%		3/14/2033	182,988	180,094
OneMain Financial Issuance Trust Series 2019-2A Class A†	3.14%		10/14/2036	4,282,000	3,928,251
OneMain Financial Issuance Trust Series 2021-3A Class A†	5.94%		5/15/2034	5,445,000	5,483,723
Orange Lake Timeshare Trust Series 2019-A Class A†	3.06%		4/9/2038	115,544	110,644
Pagaya AI Debt Trust Series 2022-1 Class A†	2.03%		10/15/2029	5,291,589	5,142,319
PFS Financing Corp. Series 2020-E Class A†	1.00%		10/15/2025	904,000	887,278
PFS Financing Corp. Series 2020-G Class A†	0.97%		2/15/2026	647,000	623,863
Romark CLO Ltd. Series 2017-1A Class A1R†	6.303% (3 mo. USD LIBOR + 1.03%	)#	10/23/2030	7,942,089	7,863,456
SCF Equipment Leasing LLC Series 2019-2A Class A2†	2.47%		4/20/2026	797,361	792,292

See Notes to Financial Statements.	171

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
SCF Equipment Leasing LLC Series 2019-2A Class B†	2.76%		8/20/2026	$2,350,000	$2,279,784
SCF Equipment Leasing LLC Series 2021-1A Class A3†	0.83%		8/21/2028	1,160,576	1,130,125
SCF Equipment Leasing LLC Series 2021-1A Class B†	1.37%		8/20/2029	1,130,000	1,043,831
SCF Equipment Leasing LLC Series 2022-1A Class A3†	2.92%		7/20/2029	7,240,000	6,906,915
Signal Peak CLO Ltd. Series 2020-8A Class A†	6.52% (3 mo. USD LIBOR + 1.27%	)#	4/20/2033	6,005,000	5,897,038
TCI-Flatiron CLO Ltd. Series 2017-1A Class AR†	6.29% (3 mo. USD LIBOR + 0.96%	)#	11/18/2030	3,421,914	3,391,116
TCI-Flatiron CLO Ltd. Series 2018-1A Class ANR†	6.359% (3 mo. USD LIBOR + 1.06%	)#	1/29/2032	500,000	492,872
TICP CLO IX Ltd. Series 2017-9A Class A†	6.39% (3 mo. USD LIBOR + 1.14%	)#	1/20/2031	963,080	955,144
Upstart Securitization Trust Series 2021-2 Class A†	0.91%		6/20/2031	90,409	89,948
Upstart Securitization Trust Series 2021-5 Class A†	1.31%		11/20/2031	2,036,397	1,986,026
Venture 33 CLO Ltd. Series 2018-33A Class A1LR†	6.32% (3 mo. USD LIBOR + 1.06%	)#	7/15/2031	3,500,000	3,454,833
Wind River CLO Ltd. Series 2013-1A Class A1RR†	6.23% (3 mo. USD LIBOR + 0.98%	)#	7/20/2030	6,961,002	6,904,905
Total					276,792,687

Rec Vehicle Loan 0.26%
Octane Receivables Trust Series 2021-1A Class A†	0.93%		3/22/2027	303,806	294,603
Octane Receivables Trust Series 2022-1A Class A2†	4.18%		3/20/2028	4,296,556	4,219,374
Total					4,513,977

Student Loan 0.70%
Navient Private Education Refi Loan Trust Series 2020-FA Class A†	1.22%		7/15/2069	522,342	467,499
Navient Private Education Refi Loan Trust Series 2021-CA Class A†	1.06%		10/15/2069	3,124,106	2,724,677
Navient Private Education Refi Loan Trust Series 2022-A Class A†	2.23%		7/15/2070	6,153,106	5,412,433
Nelnet Student Loan Trust Series 2021-A Class APT1†	1.36%		4/20/2062	3,421,865	3,083,591
Towd Point Asset Trust Series 2018-SL1 Class A†	5.738% (1 mo. USD LIBOR + 0.60%	)#	1/25/2046	286,860	285,253
Total					11,973,453
Total Asset-Backed Securities (cost $444,286,460)					428,291,761

172	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2023

Investments	Interest Rate	Maturity Date	Shares	Fair Value
COMMON STOCKS 0.00%

Oil, Gas & Consumable Fuels
Earthstone Energy, Inc. Class A* (cost $0)			9	$108

			Principal Amount

CORPORATE BONDS 52.31%

Agriculture 1.54%
BAT Capital Corp.	3.222%	8/15/2024	$5,957,000	5,783,493
Imperial Brands Finance PLC (United Kingdom)†(b)	3.125%	7/26/2024	1,871,000	1,806,735
Imperial Brands Finance PLC (United Kingdom)†(b)	6.125%	7/27/2027	4,954,000	5,042,812
Philip Morris International, Inc.	5.125%	11/17/2027	1,416,000	1,431,428
Reynolds American, Inc.	4.45%	6/12/2025	1,850,000	1,810,671
Viterra Finance BV (Netherlands)†(b)	2.00%	4/21/2026	7,352,000	6,542,043
Viterra Finance BV (Netherlands)†(b)	4.90%	4/21/2027	4,111,000	3,943,038
Total				26,360,220

Airlines 0.15%
Air Canada Pass-Through Trust Series 2015-2B Class B (Canada)†(b)	5.00%	6/15/2025	1,966,662	1,955,290
British Airways Pass-Through Trust Series 2013-1 Class A (United Kingdom)†(b)	4.625%	12/20/2025	573,392	565,715
Total				2,521,005

Apparel 0.32%
PVH Corp.	4.625%	7/10/2025	5,561,000	5,425,016

Auto Manufacturers 1.72%
Ford Motor Credit Co. LLC	5.584%	3/18/2024	7,843,000	7,814,572
General Motors Financial Co., Inc.	2.75%	6/20/2025	1,378,000	1,306,553
General Motors Financial Co., Inc.	3.95%	4/13/2024	2,837,000	2,792,981
General Motors Financial Co., Inc.	5.40%	4/6/2026	1,204,000	1,199,028
Hyundai Capital America†	0.80%	1/8/2024	1,383,000	1,341,599
Hyundai Capital America†	0.875%	6/14/2024	3,034,000	2,887,290
Hyundai Capital America†	1.00%	9/17/2024	1,088,000	1,024,838
Hyundai Capital America†	1.25%	9/18/2023	2,272,000	2,240,125
Hyundai Capital America	3.40%	6/20/2024	6,181,000	6,039,280
Hyundai Capital America†	5.50%	3/30/2026	1,876,000	1,876,886
Hyundai Capital America†	5.875%	4/7/2025	960,000	965,964
Total				29,489,116

See Notes to Financial Statements.	173

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Auto Parts & Equipment 0.04%
Clarios Global LP/Clarios U.S. Finance Co.†	8.50%		5/15/2027	$700,000	$703,114

Banks 20.52%
ABN AMRO Bank NV (Netherlands)†(b)	4.75%		7/28/2025	5,620,000	5,453,445
ABN AMRO Bank NV (Netherlands)†(b)	4.80%		4/18/2026	2,000,000	1,933,651
AIB Group PLC (Ireland)†(b)	4.263% (3 mo. USD LIBOR + 1.87%	)#	4/10/2025	12,000,000	11,723,302
Australia & New Zealand Banking Group Ltd. (Australia)†(b)	4.40%		5/19/2026	2,317,000	2,219,257
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (Mexico)†(b)	5.375%		4/17/2025	2,434,000	2,425,154
Bank of America Corp.	0.523% (SOFR + 0.41%	)#	6/14/2024	2,758,000	2,752,272
Bank of America Corp.	1.197% (SOFR + 1.01%	)#	10/24/2026	6,122,000	5,520,900
Bank of America Corp.	1.53% (SOFR + 0.65%	)#	12/6/2025	2,411,000	2,261,067
Bank of America Corp.	1.734% (SOFR + 0.96%	)#	7/22/2027	1,316,000	1,174,172
Bank of America Corp.	2.456% (3 mo. USD Term SOFR + 1.13%	)#	10/22/2025	6,004,000	5,730,155
Bank of America Corp.	3.384% (SOFR + 1.33%	)#	4/2/2026	6,858,000	6,602,317
Bank of America Corp.	3.841% (SOFR + 1.11%	)#	4/25/2025	5,123,000	5,036,818
Bank of America Corp.	3.95%		4/21/2025	4,295,000	4,186,218
Bank of America Corp.	4.948% (SOFR + 2.04%	)#	7/22/2028	5,101,000	5,048,931
Bank of Ireland Group PLC (Ireland)†(b)	2.029% (1 yr. CMT + 1.10%	)#	9/30/2027	5,505,000	4,793,154
Bank of Ireland Group PLC (Ireland)†(b)	4.50%		11/25/2023	5,242,000	5,194,749
Bank of Ireland Group PLC (Ireland)†(b)	6.253% (1 yr. CMT + 2.65%	)#	9/16/2026	1,715,000	1,709,240
Bank of Montreal (Canada)(b)	3.70%		6/7/2025	3,004,000	2,912,290
BankUnited, Inc.	4.875%		11/17/2025	4,100,000	3,432,324
Barclays plc (United Kingdom)(b)	2.852% (SOFR + 2.71%	)#	5/7/2026	3,150,000	2,961,662
Barclays plc (United Kingdom)(b)	4.836%		5/9/2028	1,142,000	1,058,017
Barclays plc (United Kingdom)(b)	5.20%		5/12/2026	3,750,000	3,641,385
Barclays plc (United Kingdom)(b)	5.829% (SOFR + 2.21%	)#	5/9/2027	3,009,000	3,003,753

174	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
BBVA Bancomer SA†	4.375%		4/10/2024	$1,015,000	$1,003,982
BNP Paribas SA (France)†(b)	1.323% (SOFR + 1.00%	)#	1/13/2027	246,000	219,562
BNP Paribas SA (France)†(b)	2.219% (SOFR + 2.07%	)#	6/9/2026	200,000	185,735
BNP Paribas SA (France)†(b)	2.819% (3 mo. USD LIBOR + 1.11%	)#	11/19/2025	5,406,000	5,153,262
BNP Paribas SA (France)†(b)	4.375%		5/12/2026	436,000	418,040
BNP Paribas SA (France)†(b)	5.125% (1 yr. CMT + 1.45%	)#	1/13/2029	1,856,000	1,851,592
BPCE SA (France)†(b)	2.375%		1/14/2025	696,000	655,935
BPCE SA (France)†(b)	4.50%		3/15/2025	2,114,000	2,040,264
BPCE SA (France)†(b)	5.15%		7/21/2024	7,472,000	7,316,494
BPCE SA (France)†(b)	5.975% (SOFR + 2.10%	)#	1/18/2027	2,788,000	2,786,863
Canadian Imperial Bank of Commerce (Canada)(b)	3.945%		8/4/2025	5,013,000	4,858,492
Citigroup, Inc.	3.106% (SOFR + 2.84%	)#	4/8/2026	9,576,000	9,184,334
Citigroup, Inc.	3.29% (SOFR + 1.53%	)#	3/17/2026	1,152,000	1,108,605
Citigroup, Inc.	3.352% (3 mo. USD Term SOFR + 1.16%	)#	4/24/2025	2,146,000	2,098,032
Citigroup, Inc.	4.14% (SOFR + 1.37%	)#	5/24/2025	2,053,000	2,020,642
Citigroup, Inc.	4.40%		6/10/2025	3,586,000	3,503,896
Citigroup, Inc.	5.50%		9/13/2025	6,000,000	6,002,394
Credit Agricole SA (France)†(b)	4.375%		3/17/2025	2,058,000	1,992,748
Credit Suisse AG	3.625%		9/9/2024	1,566,000	1,500,682
Credit Suisse Group AG (Switzerland)†(b)	2.193% (SOFR + 2.04%	)#	6/5/2026	529,000	480,551
Credit Suisse Group AG (Switzerland)†(b)	2.593% (SOFR + 1.56%	)#	9/11/2025	2,557,000	2,412,939
Credit Suisse Group AG (Switzerland)†(b)	4.207% (3 mo. USD LIBOR + 1.24%	)#	6/12/2024	785,000	775,658
Danske Bank AS (Denmark)†(b)	1.226% (1 yr. CMT + 1.00%	)#	6/22/2024	3,037,000	3,029,206
Danske Bank AS (Denmark)†(b)	1.621% (1 yr. CMT + 1.35%	)#	9/11/2026	608,000	547,018
Danske Bank AS (Denmark)†(b)	3.244% (3 mo. USD LIBOR + 1.59%	)#	12/20/2025	11,328,000	10,797,867
Danske Bank AS (Denmark)†(b)	4.298% (1 yr. CMT + 1.75%	)#	4/1/2028	2,565,000	2,410,806

See Notes to Financial Statements.	175

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Danske Bank AS (Denmark)†(b)	5.375%		1/12/2024	$16,478,000	$16,352,427
Discover Bank	4.25%		3/13/2026	1,275,000	1,216,375
Federation des Caisses Desjardins du Quebec (Canada)†(b)	5.70%		3/14/2028	2,139,000	2,159,102
First-Citizens Bank & Trust Co.	3.929% (SOFR + 3.83%	)#	6/19/2024	266,000	262,870
Goldman Sachs Group, Inc.	0.657% (SOFR + 0.51%	)#	9/10/2024	2,758,000	2,716,109
Goldman Sachs Group, Inc.	1.948% (SOFR + 0.91%	)#	10/21/2027	7,434,000	6,624,314
Goldman Sachs Group, Inc.	2.64% (SOFR + 1.11%	)#	2/24/2028	2,467,000	2,238,066
Goldman Sachs Group, Inc.	4.223% (3 mo. USD Term SOFR + 1.56%	)#	5/1/2029	4,000,000	3,793,910
Goldman Sachs Group, Inc.	5.751% (SOFR + 0.70%	)#	1/24/2025	4,991,000	4,975,215
HSBC Holdings PLC (United Kingdom)(b)	0.732% (SOFR + 0.53%	)#	8/17/2024	1,219,000	1,204,241
HSBC Holdings PLC (United Kingdom)(b)	0.976% (SOFR + 0.71%	)#	5/24/2025	679,000	645,272
HSBC Holdings PLC (United Kingdom)(b)	3.803% (3 mo. USD LIBOR + 1.21%	)#	3/11/2025	3,240,000	3,180,303
Huntington Bancshares, Inc.	4.443% (SOFR + 1.97%	)#	8/4/2028	2,177,000	2,024,795
Huntington National Bank	5.699% (SOFR + 1.22%	)#	11/18/2025	4,314,000	4,097,221
Intesa Sanpaolo SpA (Italy)†(b)	3.25%		9/23/2024	3,928,000	3,770,928
Intesa Sanpaolo SpA (Italy)†(b)	5.017%		6/26/2024	5,928,000	5,767,621
Intesa Sanpaolo SpA (Italy)†(b)	5.71%		1/15/2026	2,102,000	2,002,408
JPMorgan Chase & Co.	0.824% (3 mo. USD Term SOFR + 0.54%	)#	6/1/2025	2,899,000	2,755,029
JPMorgan Chase & Co.	4.851% (SOFR + 1.99%	)#	7/25/2028	2,729,000	2,716,136
JPMorgan Chase & Co.	6.012% (SOFR + 0.92%	)#	2/24/2026	3,765,000	3,769,511
JPMorgan Chase & Co.	6.272% (SOFR + 1.18%	)#	2/24/2028	2,527,000	2,543,189
Lloyds Banking Group PLC (United Kingdom)(b)	4.582%		12/10/2025	5,156,000	4,923,262
Macquarie Group Ltd. (Australia)†(b)	1.201% (SOFR + 0.69%	)#	10/14/2025	6,843,000	6,409,591
Macquarie Group Ltd. (Australia)†(b)	1.34% (SOFR + 1.07%	)#	1/12/2027	403,000	360,876

176	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Manufacturers & Traders Trust Co.	4.65%		1/27/2026	$4,591,000	$4,375,587
Mitsubishi UFJ Financial Group, Inc. (Japan)(b)	4.788% (1 yr. CMT + 1.70%	)#	7/18/2025	3,660,000	3,622,158
Mitsubishi UFJ Financial Group, Inc. (Japan)(b)	5.063% (1 yr. CMT + 1.55%	)#	9/12/2025	3,503,000	3,473,482
Morgan Stanley	0.79% (SOFR + 0.53%	)#	5/30/2025	3,468,000	3,287,940
Morgan Stanley	0.791% (SOFR + 0.51%	)#	1/22/2025	3,835,000	3,711,550
Morgan Stanley	3.62% (SOFR + 1.16%	)#	4/17/2025	3,253,000	3,187,960
NatWest Group PLC (United Kingdom)(b)	4.269% (3 mo. USD LIBOR + 1.76%	)#	3/22/2025	1,148,000	1,128,859
NatWest Markets PLC (United Kingdom)†(b)	0.80%		8/12/2024	613,000	579,307
NatWest Markets PLC (United Kingdom)†(b)	3.479%		3/22/2025	3,036,000	2,920,163
Popular, Inc.	6.125%		9/14/2023	194,000	193,543
Royal Bank of Canada (Canada)(b)	6.00%		11/1/2027	1,989,000	2,062,012
Santander Holdings USA, Inc.	2.49% (SOFR + 1.25%	)#	1/6/2028	2,232,000	1,952,712
Santander U.K. Group Holdings PLC (United Kingdom)(b)	1.089% (SOFR + 0.79%	)#	3/15/2025	1,913,000	1,826,881
Santander U.K. Group Holdings PLC (United Kingdom)(b)	2.469% (SOFR + 1.22%	)#	1/11/2028	1,488,000	1,307,727
Santander U.K. Group Holdings PLC (United Kingdom)†(b)	4.75%		9/15/2025	3,337,000	3,199,206
Santander U.K. Group Holdings PLC (United Kingdom)(b)	4.796% (3 mo. USD LIBOR + 1.57%	)#	11/15/2024	5,776,000	5,730,843
Societe Generale SA (France)†(b)	2.226% (1 yr. CMT + 1.05%	)#	1/21/2026	1,992,000	1,849,876
Standard Chartered PLC (United Kingdom)†(b)	0.991% (1 yr. CMT + 0.78%	)#	1/12/2025	2,093,000	2,024,857
Standard Chartered PLC (United Kingdom)†(b)	1.214% (1 yr. CMT + 0.88%	)#	3/23/2025	200,000	192,227
Standard Chartered PLC (United Kingdom)†(b)	2.819% (3 mo. USD LIBOR + 1.21%	)#	1/30/2026	2,530,000	2,392,501
Standard Chartered PLC (United Kingdom)†(b)	3.785% (3 mo. USD LIBOR + 1.56%	)#	5/21/2025	1,940,000	1,893,976
Standard Chartered PLC (United Kingdom)†(b)	5.20%		1/26/2024	3,559,000	3,524,176
Svenska Handelsbanken AB (Sweden)†(b)	3.65%		6/10/2025	4,136,000	3,995,913

See Notes to Financial Statements.	177

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Truist Financial Corp.	1.267% (SOFR + 0.61%	)#	3/2/2027	$1,503,000	$1,331,609
U.S. Bancorp	4.548% (SOFR + 1.66%	)#	7/22/2028	2,554,000	2,456,444
UBS AG (Switzerland)(b)	5.125%		5/15/2024	18,374,000	18,104,637
UBS Group AG (Switzerland)†(b)	1.494% (1 yr. CMT + 0.85%	)#	8/10/2027	1,277,000	1,101,758
UBS Group AG (Switzerland)†(b)	4.488% (1 yr. CMT + 1.55%	)#	5/12/2026	3,442,000	3,328,406
UniCredit SpA (Italy)†(b)	2.569% (1 yr. CMT + 2.30%	)#	9/22/2026	2,520,000	2,279,788
UniCredit SpA (Italy)†(b)	7.83%		12/4/2023	8,170,000	8,205,703
Wells Fargo & Co.	4.808% (SOFR + 1.98%	)#	7/25/2028	5,134,000	5,055,773
Total					351,936,177

Biotechnology 0.36%
Amgen, Inc.	5.15%		3/2/2028	2,293,000	2,312,806
Illumina, Inc.	5.75%		12/13/2027	1,901,000	1,937,126
Illumina, Inc.	5.80%		12/12/2025	1,878,000	1,900,593
Total					6,150,525

Chemicals 0.90%
Celanese U.S. Holdings LLC	5.90%		7/5/2024	8,845,000	8,837,271
International Flavors & Fragrances, Inc.†	1.23%		10/1/2025	2,984,000	2,662,880
Orbia Advance Corp. SAB de CV (Mexico)†(b)	1.875%		5/11/2026	3,810,000	3,437,573
Sasol Financing USA LLC	5.875%		3/27/2024	530,000	521,307
Total					15,459,031

Commercial Services 0.65%
Adani Ports & Special Economic Zone Ltd. (India)†(b)	3.375%		7/24/2024	921,000	888,553
Global Payments, Inc.	2.65%		2/15/2025	827,000	787,893
Sabre Global, Inc.†	7.375%		9/1/2025	785,000	664,574
Triton Container International Ltd.†	0.80%		8/1/2023	3,076,000	3,026,772
Triton Container International Ltd.†	1.15%		6/7/2024	2,518,000	2,358,607
Triton Container International Ltd.†	2.05%		4/15/2026	3,872,000	3,409,336
Total					11,135,735

Computers 0.27%
Dell International LLC/EMC Corp.	6.02%		6/15/2026	4,556,000	4,664,658

178	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services 4.87%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(b)	3.15%		2/15/2024	$1,224,000	$1,200,248
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(b)	4.50%		9/15/2023	1,392,000	1,385,919
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(b)	4.875%		1/16/2024	4,400,000	4,362,737
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Series 3NC1 (Ireland)(b)	1.75%		10/29/2024	1,596,000	1,498,510
Air Lease Corp.	3.00%		9/15/2023	2,000,000	1,985,243
Air Lease Corp.	4.25%		2/1/2024	325,000	321,153
Aircastle Ltd.	4.40%		9/25/2023	2,715,000	2,693,229
Aircastle Ltd.†	5.25%		8/11/2025	6,323,000	6,144,188
Ally Financial, Inc.	1.45%		10/2/2023	2,223,000	2,187,687
Ally Financial, Inc.	3.875%		5/21/2024	5,389,000	5,216,750
Ally Financial, Inc.	5.75%		11/20/2025	5,002,000	4,862,228
American Express Co.	4.99%		5/1/2026	3,789,000	3,781,624
Aviation Capital Group LLC†	1.95%		1/30/2026	346,000	309,238
Aviation Capital Group LLC†	4.375%		1/30/2024	1,000,000	981,992
Aviation Capital Group LLC†	5.50%		12/15/2024	2,287,000	2,244,074
Aviation Capital Group LLC†	6.25%		4/15/2028	1,239,000	1,241,937
Avolon Holdings Funding Ltd. (Ireland)†(b)	4.25%		4/15/2026	2,247,000	2,081,711
Avolon Holdings Funding Ltd. (Ireland)†(b)	5.125%		10/1/2023	6,298,000	6,270,980
Avolon Holdings Funding Ltd. (Ireland)†(b)	5.25%		5/15/2024	1,754,000	1,727,291
Avolon Holdings Funding Ltd. (Ireland)†(b)	6.375%		5/4/2028	1,671,000	1,634,033
Bread Financial Holdings, Inc.†	4.75%		12/15/2024	2,934,000	2,754,623
Bread Financial Holdings, Inc.†	7.00%		1/15/2026	2,186,000	1,991,304
Capital One Financial Corp.	4.166% (SOFR + 1.37%	)#	5/9/2025	2,893,000	2,816,821
Navient Corp.	5.875%		10/25/2024	5,921,000	5,796,642
Navient Corp.	6.125%		3/25/2024	3,263,000	3,201,553
Navient Corp.	6.75%		6/25/2025	729,000	706,174
Navient Corp.	7.25%		9/25/2023	2,000,000	1,998,691
Nuveen Finance LLC†	4.125%		11/1/2024	3,335,000	3,248,544
OneMain Finance Corp.	6.125%		3/15/2024	3,996,000	3,908,422
Park Aerospace Holdings Ltd. (Ireland)†(b)	5.50%		2/15/2024	5,000,000	4,947,090
Total					83,500,636

See Notes to Financial Statements.	179

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Electric 4.50%
AES Corp.†	3.30%		7/15/2025	$4,791,000	$4,547,306
Alexander Funding Trust†	1.841%		11/15/2023	2,465,000	2,408,663
American Electric Power Co., Inc.	2.031%		3/15/2024	1,223,000	1,183,761
American Electric Power Co., Inc.	5.75%		11/1/2027	1,263,000	1,302,511
Black Hills Corp.	5.95%		3/15/2028	1,760,000	1,811,326
Calpine Corp.†	5.25%		6/1/2026	663,000	643,533
CenterPoint Energy, Inc.	5.74% (SOFR + 0.65%	)#	5/13/2024	4,038,000	4,027,488
Cleveland Electric Illuminating Co.	5.50%		8/15/2024	2,650,000	2,654,222
Comision Federal de Electricidad (Mexico)(b)	4.75%		2/23/2027	1,025,000	980,520
DTE Energy Co.	4.875%		6/1/2028	2,218,000	2,194,625
Duke Energy Corp.	2.65%		9/1/2026	1,650,000	1,532,838
Eskom Holdings SOC Ltd. (South Africa)†(b)	7.125%		2/11/2025	1,397,000	1,341,837
Fells Point Funding Trust†	3.046%		1/31/2027	2,777,000	2,584,201
IPALCO Enterprises, Inc.	3.70%		9/1/2024	1,500,000	1,451,374
Israel Electric Corp. Ltd. (Israel)†(b)	6.875%		6/21/2023	1,240,000	1,240,096
Jersey Central Power & Light Co.†	4.70%		4/1/2024	5,530,000	5,468,234
Monongahela Power Co.†	4.10%		4/15/2024	4,000,000	3,915,618
NextEra Energy Capital Holdings, Inc.	6.051%		3/1/2025	1,056,000	1,068,178
Niagara Mohawk Power Corp.†	3.508%		10/1/2024	2,337,000	2,253,358
NRG Energy, Inc.†	3.75%		6/15/2024	4,197,000	4,066,759
Oncor Electric Delivery Co. LLC	4.30%		5/15/2028	1,192,000	1,177,880
Pacific Gas & Electric Co.	3.15%		1/1/2026	4,190,729	3,920,779
Pennsylvania Electric Co.†	5.15%		3/30/2026	1,081,000	1,074,658
Puget Energy, Inc.	3.65%		5/15/2025	4,587,000	4,423,432
Southern Co.	5.113%		8/1/2027	2,244,000	2,240,693
System Energy Resources, Inc.	6.00%		4/15/2028	7,237,000	7,354,191
Trans-Allegheny Interstate Line Co.†	3.85%		6/1/2025	2,520,000	2,446,375
Vistra Operations Co. LLC†	3.55%		7/15/2024	3,863,000	3,739,728
Vistra Operations Co. LLC†	4.875%		5/13/2024	4,211,000	4,149,956
Total					77,204,140

Energy-Alternate Sources 0.03%
Greenko Dutch BV (Netherlands)†(b)	3.85%		3/29/2026	580,920	515,340

Entertainment 0.23%
Warnermedia Holdings, Inc.	3.428%		3/15/2024	2,337,000	2,288,455
Warnermedia Holdings, Inc.	6.412%		3/15/2026	1,599,000	1,602,896
Total					3,891,351

180	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Forest Products & Paper 0.06%
Suzano Austria GmbH (Brazil)†(b)	5.75%	7/14/2026	$984,000	$998,165

Gas 0.56%
Brooklyn Union Gas Co.†	4.632%	8/5/2027	3,505,000	3,389,100
Centrica PLC (United Kingdom)†(b)	4.00%	10/16/2023	2,450,000	2,434,457
ONE Gas, Inc.	1.10%	3/11/2024	1,737,000	1,678,267
Southwest Gas Corp.	5.80%	12/1/2027	2,002,000	2,050,260
Total				9,552,084

Hand/Machine Tools 0.31%
Regal Rexnord Corp.†	6.05%	2/15/2026	1,497,000	1,501,280
Regal Rexnord Corp.†	6.05%	4/15/2028	2,206,000	2,182,071
Stanley Black & Decker, Inc.	6.00%	3/6/2028	1,659,000	1,699,295
Total				5,382,646

Health Care-Products 0.15%
GE HealthCare Technologies, Inc.†	5.60%	11/15/2025	2,500,000	2,507,516

Health Care-Services 0.72%
Centene Corp.	2.45%	7/15/2028	2,880,000	2,477,174
Centene Corp.	4.25%	12/15/2027	3,076,000	2,893,532
HCA, Inc.	5.20%	6/1/2028	705,000	700,906
HCA, Inc.	5.25%	4/15/2025	3,416,000	3,390,411
HCA, Inc.	5.25%	6/15/2026	610,000	605,992
HCA, Inc.	5.375%	2/1/2025	611,000	607,062
Humana, Inc.	5.75%	3/1/2028	1,698,000	1,759,973
Total				12,435,050

Home Builders 0.22%
Lennar Corp.	4.875%	12/15/2023	66,000	65,880
Toll Brothers Finance Corp.	4.875%	11/15/2025	3,897,000	3,796,782
Total				3,862,662

Housewares 0.04%
Newell Brands, Inc.	4.70%	4/1/2026	725,000	673,347

Insurance 1.47%
Aon Corp.	8.205%	1/1/2027	1,183,000	1,208,618
CNO Financial Group, Inc.	5.25%	5/30/2025	1,500,000	1,485,641
CNO Global Funding †	1.75%	10/7/2026	1,313,000	1,172,278
Equitable Financial Life Global Funding†	5.45%	3/3/2028	2,416,000	2,455,844
F&G Annuities & Life, Inc.†	7.40%	1/13/2028	1,438,000	1,445,351

See Notes to Financial Statements.	181

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Insurance (continued)
F&G Global Funding†	0.90%	9/20/2024	$1,368,000	$1,274,146
F&G Global Funding†	1.75%	6/30/2026	1,080,000	963,913
F&G Global Funding†	2.30%	4/11/2027	3,750,000	3,356,892
GA Global Funding Trust†	0.80%	9/13/2024	1,032,000	964,464
GA Global Funding Trust†	3.85%	4/11/2025	3,993,000	3,828,272
Jackson National Life Global Funding†	1.75%	1/12/2025	1,966,000	1,834,457
Kemper Corp.	4.35%	2/15/2025	2,101,000	2,026,475
New York Life Global Funding†	4.70%	4/2/2026	1,899,000	1,889,838
Protective Life Global Funding†	5.209%	4/14/2026	1,388,000	1,381,470
Total				25,287,659

Internet 0.48%
Netflix, Inc.†	3.625%	6/15/2025	1,025,000	991,777
Netflix, Inc.	4.375%	11/15/2026	3,678,000	3,617,659
Prosus NV (Netherlands)†(b)	3.257%	1/19/2027	4,000,000	3,632,395
Total				8,241,831

Iron-Steel 0.12%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP (Canada)†(b)	8.75%	7/15/2026	2,230,000	2,143,873

Lodging 0.37%
Hyatt Hotels Corp.	1.30%	10/1/2023	6,396,000	6,299,075

Machinery-Diversified 0.12%
Westinghouse Air Brake Technologies Corp.	4.40%	3/15/2024	2,004,000	1,976,619

Media 0.09%
FactSet Research Systems, Inc.	2.90%	3/1/2027	1,732,000	1,602,896

Mining 1.17%
Anglo American Capital PLC (United Kingdom)†(b)	3.625%	9/11/2024	4,500,000	4,379,644
First Quantum Minerals Ltd. (Canada)†(b)	7.50%	4/1/2025	2,682,000	2,679,238
Glencore Funding LLC†	1.625%	4/27/2026	596,000	539,682
Glencore Funding LLC†	4.00%	4/16/2025	1,567,000	1,531,777
Glencore Funding LLC†	4.00%	3/27/2027	1,097,000	1,048,551
Glencore Funding LLC†	4.125%	3/12/2024	4,797,000	4,723,960
Glencore Funding LLC†	4.625%	4/29/2024	5,200,000	5,149,018
Total				20,051,870

182	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Oil & Gas 4.79%
Aker BP ASA (Norway)†(b)	2.00%		7/15/2026	$3,429,000	$3,093,384
Chord Energy Corp.†	6.375%		6/1/2026	2,978,000	2,936,427
Continental Resources, Inc.†	2.268%		11/15/2026	4,431,000	3,964,419
Continental Resources, Inc.	3.80%		6/1/2024	7,356,000	7,212,660
Continental Resources, Inc.	4.375%		1/15/2028	5,076,000	4,775,326
CrownRock LP/CrownRock Finance, Inc.†	5.625%		10/15/2025	3,360,000	3,295,824
Devon Energy Corp.	5.25%		10/15/2027	5,729,000	5,669,956
Devon Energy Corp.	5.875%		6/15/2028	7,055,000	7,071,045
Devon Energy Corp.	8.25%		8/1/2023	5,532,000	5,536,698
Eni SpA (Italy)†(b)	4.00%		9/12/2023	660,000	655,910
EQT Corp.	3.90%		10/1/2027	3,000,000	2,790,300
EQT Corp.	6.125%		2/1/2025	7,455,000	7,467,375
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.†	6.00%		8/1/2026	2,359,000	2,286,567
Matador Resources Co.	5.875%		9/15/2026	3,267,000	3,158,636
OGX Austria GmbH (Brazil)†(b)(c)	8.50%		6/1/2018	225,000	5
Parsley Energy LLC/Parsley Finance Corp.†	4.125%		2/15/2028	1,930,000	1,805,306
PDC Energy, Inc.	5.75%		5/15/2026	2,443,000	2,437,748
PDC Energy, Inc.	6.125%		9/15/2024	241,000	241,096
Petroleos Mexicanos (Mexico)(b)	6.49%		1/23/2027	713,000	617,649
Petroleos Mexicanos (Mexico)(b)	6.875%		8/4/2026	4,629,000	4,230,054
Pioneer Natural Resources Co.	5.10%		3/29/2026	974,000	974,321
Suncor Energy, Inc. (Canada)(b)	7.875%		6/15/2026	2,719,000	2,895,712
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(b)	2.625%		8/15/2025	3,500,000	3,132,437
Viper Energy Partners LP†	5.375%		11/1/2027	2,857,000	2,751,291
Vital Energy, Inc.	9.50%		1/15/2025	3,251,000	3,219,036
Total					82,219,182

Pharmaceuticals 0.53%
Bayer U.S. Finance II LLC†	3.875%		12/15/2023	4,207,000	4,163,251
Bayer U.S. Finance II LLC†	4.25%		12/15/2025	3,750,000	3,642,023
Bayer U.S. Finance II LLC†	5.876% (3 mo. USD LIBOR + 1.01%	)#	12/15/2023	1,325,000	1,324,497
Total					9,129,771

Pipelines 1.41%
Cheniere Corpus Christi Holdings LLC	5.875%		3/31/2025	7,180,000	7,189,368
DCP Midstream Operating LP	5.375%		7/15/2025	1,361,000	1,347,215
Plains All American Pipeline LP/PAA Finance Corp.	3.85%		10/15/2023	2,036,000	2,017,426
Sabine Pass Liquefaction LLC	5.75%		5/15/2024	3,218,000	3,212,320

See Notes to Financial Statements.	183

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Pipelines (continued)
Sabine Pass Liquefaction LLC	5.875%	6/30/2026	$4,500,000	$4,567,183
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	6.50%	7/15/2027	5,879,000	5,905,296
Total				24,238,808

REITS 2.21%
American Tower Corp.	3.60%	1/15/2028	4,211,000	3,928,642
American Tower Corp.	3.65%	3/15/2027	3,421,000	3,234,320
American Tower Corp.	5.50%	3/15/2028	2,153,000	2,176,707
Crown Castle, Inc.	5.00%	1/11/2028	1,464,000	1,452,788
EPR Properties	4.50%	6/1/2027	1,256,000	1,110,056
EPR Properties	4.75%	12/15/2026	3,360,000	3,035,991
GLP Capital LP/GLP Financing II, Inc.	5.25%	6/1/2025	1,275,000	1,248,614
HAT Holdings I LLC/HAT Holdings II LLC†	3.375%	6/15/2026	1,985,000	1,739,166
Kite Realty Group Trust	4.00%	3/15/2025	1,755,000	1,662,722
VICI Properties LP/VICI Note Co., Inc.†	3.50%	2/15/2025	6,577,000	6,278,630
VICI Properties LP/VICI Note Co., Inc.†	3.75%	2/15/2027	2,599,000	2,410,047
VICI Properties LP/VICI Note Co., Inc.†	5.625%	5/1/2024	2,277,000	2,263,859
Vornado Realty LP	3.50%	1/15/2025	2,484,000	2,300,819
WEA Finance LLC/Westfield U.K. & Europe Finance PLC†	3.75%	9/17/2024	5,314,000	5,020,461
Total				37,862,822

Semiconductors 0.70%
Microchip Technology, Inc.	0.972%	2/15/2024	4,530,000	4,375,140
Microchip Technology, Inc.	2.67%	9/1/2023	1,525,000	1,512,034
Microchip Technology, Inc.	4.333%	6/1/2023	4,111,000	4,111,000
Qorvo, Inc.†	1.75%	12/15/2024	1,840,000	1,719,811
SK Hynix, Inc. (South Korea)†(b)	1.50%	1/19/2026	316,000	279,508
Total				11,997,493

Software 0.30%
Oracle Corp.	2.30%	3/25/2028	2,065,000	1,828,011
Oracle Corp.	2.50%	4/1/2025	977,000	931,826
Take-Two Interactive Software, Inc.	3.55%	4/14/2025	455,000	440,623
Take-Two Interactive Software, Inc.	5.00%	3/28/2026	2,016,000	2,008,186
Total				5,208,646

Telecommunications 0.30%
Altice France SA (France)†(b)	8.125%	2/1/2027	4,300,000	3,710,051
T-Mobile USA, Inc.	3.75%	4/15/2027	1,559,000	1,481,475
Total				5,191,526

184	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Trucking & Leasing 0.09%
Fortress Transportation & Infrastructure Investors LLC†	6.50%		10/1/2025	$1,577,000	$1,533,936
Total Corporate Bonds (cost $937,716,832)					897,353,541

FLOATING RATE LOANS(d) 2.59%

Chemicals 0.03%
Nutrition & Biosciences, Inc. 3 Year Delayed Draw Term Loan	6.673% (3 mo. USD Term SOFR + 1.50%	)	2/1/2024	495,689	494,759

Commercial Services 0.54%
Moneygram International, Inc. 2021 Term Loan B	11.75% (PRIME Rate + 3.50%	)	7/21/2026	9,219,463	9,209,414

Food 0.18%
US Foods, Inc. 2019 Term Loan B	–	(e)	9/13/2026	3,050,000	3,041,643

Lodging 0.25%
Resorts World Las Vegas LLC Term Loan A	6.66% (1 mo. USD LIBOR + 1.50%	)	4/16/2024	4,400,000	4,389,000

Media 1.02%
Charter Communications Operating, LLC 2019 Term Loan B1	6.903% - 6.90% (1 mo. USD Term SOFR + 1.75% (3 mo. USD Term SOFR + 1.75%	) )	4/30/2025	15,245,909	15,232,950
Univision Communications, Inc. Term Loan C5	7.904% (1 mo. USD LIBOR + 2.75%	)	3/15/2024	2,250,000	2,253,510
Total					17,486,460

Pipelines 0.07%
Buckeye Partners LP 2021 Term Loan B	7.284% (1 mo. USD LIBOR + 2.25%	)	11/1/2026	1,329,412	1,314,004

Real Estate Investment Trusts 0.39%
American Tower Corp. 2021 First Lien Delayed Draw Term loan	6.25% (1 mo. USD LIBOR + 1.13%	)	12/8/2023	4,455,475	4,454,094
Invitation Homes Operating Partnership LP 2020 Term Loan A	6.253% (1 mo. USD Term SOFR + 1.00%	)	1/31/2025	2,245,570	2,206,272
Total					6,660,366

See Notes to Financial Statements.	185

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Software 0.11%
Project Alpha Intermediate Holding, Inc. 2021 Term Loan B	9.16% (1 mo. USD LIBOR + 4.00%	)	4/26/2024	$1,875,686	$1,869,243

Transportation 0.00%
XPO Logistics, Inc. 2018 Term Loan B	6.849% (1 mo. USD LIBOR + 1.75%	)	2/24/2025	2,814	2,815
Total Floating Rate Loans (cost $44,499,261)					44,467,704

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.02%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series 001 Class XA	2.112%	#(f)	2/25/2032	1,212,182	91,122
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series 061 Class X1	0.153%	#(f)	11/25/2026	13,687,295	74,682
Government National Mortgage Association Series 2013-193 Class IO	0.176%	#(f)	1/16/2055	22,432	1,223
Government National Mortgage Association Series 2014-112 Class A	3.00%	#(f)	1/16/2048	138,824	125,389
Government National Mortgage Association Series 2014-15 Class IO	0.596%	#(f)	8/16/2054	3,519	2,729	(a)
Government National Mortgage Association Series 2015-19 Class AD	2.90%		10/16/2055	17,324	16,843
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $358,963)					311,988

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 0.08%
Federal Home Loan Mortgage Corp.	3.89% (1 yr. USD LIBOR + 1.64%	)#	11/1/2043	145,401	143,514
Federal Home Loan Mortgage Corp.	4.044% (1 yr. USD LIBOR + 1.78%	)#	5/1/2036	19,480	19,652
Federal Home Loan Mortgage Corp.	4.058% (1 yr. USD LIBOR + 1.78%	)#	10/1/2038	15,080	15,277
Federal Home Loan Mortgage Corp.	4.084% (1 yr. USD LIBOR + 1.72%	)#	4/1/2037	21,243	21,433
Federal Home Loan Mortgage Corp.	4.094% (1 yr. USD LIBOR + 1.79%	)#	12/1/2036	51,824	52,570
Federal Home Loan Mortgage Corp.	4.10% (1 yr. USD LIBOR + 1.66%	)#	2/1/2038	92,562	92,991
Federal Home Loan Mortgage Corp.	4.201% (1 yr. USD LIBOR + 1.95%	)#	2/1/2037	56,182	57,074
Federal Home Loan Mortgage Corp.	4.222% (1 yr. USD LIBOR + 1.92%	)#	9/1/2036	59,894	60,859

186	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Association	3.785% (1 yr. USD LIBOR + 1.53%	)#	10/1/2035	$63,439	$64,111
Federal National Mortgage Association	3.898% (1 yr. USD LIBOR + 1.55%	)#	6/1/2038	52,651	51,927
Federal National Mortgage Association	3.937% (1 yr. USD LIBOR + 1.64%	)#	9/1/2038	46,556	47,106
Federal National Mortgage Association	3.938% (1 yr. USD LIBOR + 1.52%	)#	3/1/2039	38,663	38,958
Federal National Mortgage Association	3.953% (1 yr. USD LIBOR + 1.66%	)#	8/1/2038	11,037	10,950
Federal National Mortgage Association	4.042% (1 yr. USD LIBOR + 1.79%	)#	3/1/2042	239,436	243,215
Federal National Mortgage Association	4.052% (1 yr. USD LIBOR + 1.80%	)#	10/1/2040	13,655	13,929
Federal National Mortgage Association	4.062% (1 yr. USD LIBOR + 1.81%	)#	12/1/2040	24,063	24,382
Federal National Mortgage Association	4.067% (1 yr. USD LIBOR + 1.82%	)#	12/1/2040	50,274	51,069
Federal National Mortgage Association	4.145% (1 yr. USD LIBOR + 1.81%	)#	4/1/2040	26,797	27,145
Federal National Mortgage Association	4.186% (1 yr. USD LIBOR + 1.62% (1 yr. CMT + 2.20%	) )#	8/1/2037 - 1/1/2038	41,118	41,760
Federal National Mortgage Association	4.346% (1 yr. CMT + 2.24%	)#	3/1/2038	3,520	3,479
Federal National Mortgage Association	4.665% (1 yr. USD LIBOR + 1.89%	)#	12/1/2038	22,136	22,591
Federal National Mortgage Association	5.519% (1 yr. USD LIBOR + 1.60%	)#	10/1/2045	38,301	39,271
Federal National Mortgage Association	6.424% (1 yr. USD LIBOR + 1.60%	)#	12/1/2045	198,397	202,240
Federal National Mortgage Association	6.491% (1 yr. USD LIBOR + 1.60%	)#	12/1/2045	50,600	51,624
Total Government Sponsored Enterprises Pass-Throughs (cost $1,431,758)					1,397,127

MUNICIPAL BONDS 0.02%

Government
State of Illinois GO (cost $318,818)	4.95%		6/1/2023	318,818	318,818

See Notes to Financial Statements.	187

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 12.24%
Angel Oak Mortgage Trust Series 2020-1 Class A1†	2.466%	#(f)	12/25/2059	$96,677	$90,797
Angel Oak Mortgage Trust Series 2020-6 Class A1†	1.261%	#(f)	5/25/2065	144,750	129,768
Atrium Hotel Portfolio Trust Series 2017-ATRM Class B†	6.857% (1 mo. USD LIBOR + 1.75%	)#	12/15/2036	842,000	792,666
BBCMS Mortgage Trust Series 2018-TALL Class A†	5.98% (1 mo. USD LIBOR + 0.87%	)#	3/15/2037	3,400,000	3,060,509
BBCMS Mortgage Trust Series 2018-TALL Class C†	6.379% (1 mo. USD LIBOR + 1.27%	)#	3/15/2037	3,350,000	2,591,051
BBCMS Trust Series 2015-VFM Class A1†	2.466%		3/10/2036	164,073	151,830
BB-UBS Trust Series 2012-TFT Class B†	3.559%	#(f)	6/5/2030	2,149,000	1,907,044
BB-UBS Trust Series 2012-TFT Class C†	3.559%	#(f)	6/5/2030	3,000,000	2,464,161
BHMS Mortgage Trust Series 2018-ATLS Class A†	6.357% (1 mo. USD LIBOR + 1.25%	)#	7/15/2035	2,639,902	2,568,832
BHMS Mortgage Trust Series 2018-ATLS Class C†	7.007% (1 mo. USD LIBOR + 1.90%	)#	7/15/2035	12,254,000	11,656,551
BHMS Mortgage Trust Series 2018-ATLS Class D†	7.357% (1 mo. USD LIBOR + 2.25%	)#	7/15/2035	8,630,000	8,133,117
BWAY Mortgage Trust Series 2013-1515 Class XB†	0.403%	#(f)	3/10/2033	47,800,000	273,340
BWAY Mortgage Trust Series 2015-1740 Class C†	3.342%		1/10/2035	3,350,000	2,229,510
BX Commercial Mortgage Trust Series 2019-IMC Class A†	6.107% (1 mo. USD LIBOR + 1.00%	)#	4/15/2034	5,880,895	5,809,209
BX Commercial Mortgage Trust Series 2019-IMC Class B†	6.407% (1 mo. USD LIBOR + 1.30%	)#	4/15/2034	7,950,000	7,774,559
BX Trust Series 2021-MFM1 Class A†	5.874% (1 mo. USD Term SOFR + 0.81%	)#	1/15/2034	126,594	123,629
BXHPP Trust Series 2021-FILM Class A†	5.757% (1 mo. USD LIBOR + 0.65%	)#	8/15/2036	10,000,000	9,398,024
CFCRE Commercial Mortgage Trust Series 2016-C4 Class XA	1.605%	#(f)	5/10/2058	853,285	29,519
CFCRE Commercial Mortgage Trust Series 2016-C6 Class XA	1.083%	#(f)	11/10/2049	2,572,122	72,409
CFCRE Commercial Mortgage Trust Series 2016-C7 Class XA	0.658%	#(f)	12/10/2054	3,416,500	66,107
Citigroup Commercial Mortgage Trust Series 2014-GC23 Class XB	0.209%	#(f)	7/10/2047	3,452,000	6,982

188	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust Series 2015-GC31 Class XA	0.333%	#(f)	6/10/2048	$5,390,845	$31,073
COLT Mortgage Loan Trust Series 2021-2 Class A1†	0.924%	#(f)	8/25/2066	5,518,980	4,301,272
Commercial Mortgage Pass-Through Certificates Series 2012-CR1 Class B	4.612%		5/15/2045	1,352,988	1,290,287
Commercial Mortgage Pass-Through Certificates Series 2012-CR3 Class B†	3.922%		10/15/2045	617,000	534,917
Commercial Mortgage Pass-Through Certificates Series 2012-CR4 Class XA	1.182%	#(f)	10/15/2045	989,410	10
Commercial Mortgage Pass-Through Certificates Series 2012-LTRT Class A2†	3.40%		10/5/2030	941,711	825,021
Commercial Mortgage Pass-Through Certificates Series 2013-CR8 Class XA	0.156%	#(f)	6/10/2046	1,383,803	14
Commercial Mortgage Pass-Through Certificates Series 2014-CR19 Class XA	0.927%	#(f)	8/10/2047	2,072,736	15,258
Commercial Mortgage Pass-Through Certificates Series 2016-CD1 Class XA	1.365%	#(f)	8/10/2049	787,311	24,625
Credit Suisse Mortgage Capital Certificates Series 2016-NXSR Class XB	0.177%	#(f)	12/15/2049	20,135,000	147,487
Credit Suisse Mortgage Capital Certificates Series 2020-SPT1 Class A1†	1.616%	(g)	4/25/2065	41,590	40,855
Credit Suisse Mortgage Capital Certificates Trust Series 2014-USA Class X1†	0.54%	#(f)	9/15/2037	39,135,267	359,097
Credit Suisse Mortgage Capital Certificates Trust Series 2017-PFHP Class A†	6.057% (1 mo. USD LIBOR + 0.95%	)#	12/15/2030	502,000	478,278
Credit Suisse Mortgage Capital Certificates Trust Series 2021-ADV Class A†	6.508% (1 mo. USD LIBOR + 1.40%	)#	7/15/2038	6,130,000	5,521,751
Credit Suisse Mortgage Capital Certificates Trust Series 2021-NQM1 Class A1†	0.809%	#(f)	5/25/2065	2,125,755	1,801,574
Credit Suisse Mortgage Capital Certificates Trust Series 2021-NQM3 Class A1†	1.015%	#(f)	4/25/2066	805,006	658,803
Credit Suisse Mortgage Capital Certificates Trust Series 2021-NQM6 Class A1†	1.174%	#(f)	7/25/2066	3,542,253	2,852,828
Credit Suisse Mortgage Capital Certificates Trust Series 2021-NQM7 Class A3†	2.064%	#(f)	10/25/2066	862,961	712,231
Credit Suisse Mortgage Capital Certificates Trust Series 2022-NQM1 Class A1†	2.265%	#(f)	11/25/2066	4,722,558	4,082,684
CSAIL Commercial Mortgage Trust Series 2015-C2 Class XB†	Zero Coupon	#(f)	6/15/2057	82,732,000	93,572

See Notes to Financial Statements.	189

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CSAIL Commercial Mortgage Trust Series 2016-C7 Class XA	0.935%	#(f)	11/15/2049	$4,093,192	$92,002
CSMC Trust Series 2020-AFC1 Class A1†	2.24%	#(f)	2/25/2050	279,471	260,186
DBGS Mortgage Trust Series 2021-W52 Class A†	6.503% (1 mo. USD LIBOR + 1.39%	)#	10/15/2036	4,750,000	4,444,019
DBGS Mortgage Trust Series 2021-W52 Class C†	7.408% (1 mo. USD LIBOR + 2.30%	)#	10/15/2036	9,905,000	8,779,701
DBJPM Mortgage Trust Series 2016-C3 Class XA	1.423%	#(f)	8/10/2049	9,055,420	310,208
DBWF Mortgage Trust Series 2015-LCM Class A1†	2.998%		6/10/2034	186,079	173,149
DBWF Mortgage Trust Series 2015-LCM Class XA†	0.423%	#(f)	6/10/2034	372,157	2,572
DBWF Mortgage Trust Series 2016-85T Class XA†	0.014%	#(f)	12/10/2036	61,529,000	104,260
Ellington Financial Mortgage Trust Series 2021-1 Class A1†	0.797%	#(f)	2/25/2066	81,556	68,714
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2013-DN1 Class M2	12.288% (1 mo. USD LIBOR + 7.15%	)#	7/25/2023	1,221,065	1,231,030
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2023-DNA2 Class M1A†	7.081% (30 day USD SOFR Average + 2.10%	)#	4/25/2043	6,054,168	6,087,025
Federal National Mortgage Association Connecticut Avenue Securities Series 2013-C01 Class M2	10.388% (1 mo. USD LIBOR + 5.25%	)#	10/25/2023	1,817,528	1,844,886
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R03 Class 2M1	7.473%		4/25/2043	2,063,076	2,084,010
Freddie Mac STACR REMIC Trust Series 2021-DNA5 Class M2†	6.623% (30 day USD SOFR Average + 1.65%	)#	1/25/2034	3,133,102	3,106,950
Freddie Mac STACR REMIC Trust Series 2021-HQA3 Class M1†	5.823% (30 day USD SOFR Average + 0.85%	)#	9/25/2041	2,383,006	2,309,974
Freddie Mac STACR REMIC Trust Series 2021-HQA4 Class M1†	5.923% (30 day USD SOFR Average + 0.95%	)#	12/25/2041	5,811,484	5,615,801
Freddie Mac STACR REMIC Trust Series 2022-DNA4 Class M1A†	7.173% (30 day USD SOFR Average + 2.20%	)#	5/25/2042	923,632	931,888
Great Wolf Trust Series 2019-WOLF Class B†	6.508% (1 mo. USD Term SOFR + 1.45%	)#	12/15/2036	3,170,000	3,114,445

190	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. Trust Series 2017-GPTX Class A†	2.856%		5/10/2034	$1,159,000	$916,769
GS Mortgage Securities Corp. Trust Series 2017-GPTX Class B†	3.104%		5/10/2034	1,060,000	736,700
GS Mortgage Securities Corp. Trust Series 2017-SLP Class A†	3.419%		10/10/2032	6,695	6,499
GS Mortgage Securities Corp. Trust Series 2018-RIVR Class A†	6.057% (1 mo. USD LIBOR + 0.95%	)#	7/15/2035	2,355,942	2,152,817
GS Mortgage Securities Corp. Trust Series 2019-70P Class B†	6.427% (1 mo. USD LIBOR + 1.32%	)#	10/15/2036	1,245,442	1,162,990
GS Mortgage Securities Corp. Trust Series 2021-RENT Class B†	6.248% (1 mo. USD LIBOR + 1.10%	)#	11/21/2035	15,856,709	15,088,324
GS Mortgage Securities Corp. Trust Series 2021-ROSS Class A†	6.258% (1 mo. USD LIBOR + 1.15%	)#	5/15/2026	5,000,000	4,537,120
GS Mortgage Securities Corp. Trust Series 2021-ROSS Class H†	11.008% (1 mo. USD LIBOR + 5.90%	)#	5/15/2026	560,000	431,388
GS Mortgage Securities Trust Series 2015-GS1 Class XA	0.756%	#(f)	11/10/2048	1,011,453	15,595
HMH Trust Series 2017-NSS Class A†	3.062%		7/5/2031	974,000	917,082
HMH Trust Series 2017-NSS Class B†	3.343%		7/5/2031	629,000	597,157
HMH Trust Series 2017-NSS Class C†	3.787%		7/5/2031	469,000	442,912
HMH Trust Series 2017-NSS Class D†	4.723%		7/5/2031	618,000	575,706
HONO Mortgage Trust Series 2021-LULU Class A†	6.257% (1 mo. USD LIBOR + 1.15%	)#	10/15/2036	13,950,000	13,376,535
Hudsons Bay Simon JV Trust Series 2015-HB7 Class B7†	4.666%		8/5/2034	1,200,000	1,011,964
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-WLDN Class A†	3.905%		5/5/2030	4,430,434	3,485,441
JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C12 Class XA	0.239%	#(f)	7/15/2045	100,731	1
JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class XA	0.959%	#(f)	4/15/2046	113,390	1
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C24 Class XA	0.847%	#(f)	11/15/2047	2,287,654	15,624
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class A†	3.429%		6/10/2027	5,000,000	1,910,000
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class XA†	0.376%	#(f)	6/10/2027	2,906,000	4,966

See Notes to Financial Statements.	191

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class XB†	0.034%	#(f)	6/10/2027	$1,292,000	$437
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-C29 Class XA	0.556%	#(f)	5/15/2048	1,311,703	11,280
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4 Class XA	0.578%	#(f)	12/15/2049	3,262,745	50,201
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-NINE Class A†	2.854%	#(f)	9/6/2038	4,340,000	3,859,202
JP Morgan Chase Commercial Mortgage Securities Trust Series 2017-JP7 Class XA	0.985%	#(f)	9/15/2050	7,457,445	217,223
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-PTC Class A†	6.557% (1 mo. USD LIBOR + 1.45%	)#	4/15/2031	658,000	568,923
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-PTC Class B†	7.257% (1 mo. USD LIBOR + 2.15%	)#	4/15/2031	449,000	381,392
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-PTC Class C†	7.657% (1 mo. USD LIBOR + 2.55%	)#	4/15/2031	332,000	277,278
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class XBFX†	0.377%	#(f)	7/5/2033	95,152,000	10,935
JP Morgan Chase Commercial Mortgage Securities Trust Series 2020-MKST Class E†	7.607% (1 mo. USD LIBOR + 2.50%	)#	12/15/2036	5,800,000	4,043,632
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2018-AON Class XA†	0.485%	#(f)	7/5/2031	129,394,000	1,294
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2018-AON Class XB†	0.154%	#(f)	7/5/2031	50,413,000	504
KIND Trust Series 2021-KIND Class A†	6.124% (1 mo. USD Term SOFR + 1.06%	)#	8/15/2038	6,066,158	5,701,776
LSTAR Commercial Mortgage Trust Series 2016-4 Class XA†	1.687%	#(f)	3/10/2049	849,264	15,080
LSTAR Commercial Mortgage Trust Series 2016-4 XB Class XB†	0.655%	#(f)	3/10/2049	19,753,000	287,198
LSTAR Commercial Mortgage Trust Series 2017-5 Class A3†	4.50%		3/10/2050	1,500,766	1,499,028
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-CKSV Class A2†	3.277%		10/15/2030	2,016,324	1,619,774
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23 Class XA	0.546%	#(f)	7/15/2050	5,291,914	44,471
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31 Class XA	1.273%	#(f)	11/15/2049	4,014,445	129,627

192	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust Series 2016-UB11 Class XA	1.439%	#(f)	8/15/2049	$3,472,883	$125,592
MSCG Trust Series 2015-ALDR Class A1†	2.612%		6/7/2035	155,398	147,069
New Residential Mortgage Loan Trust Series 2020-NQM1 Class A1†	2.464%	#(f)	1/26/2060	115,583	105,934
One New York Plaza Trust Series 2020-1NYP Class A†	6.057% (1 mo. USD LIBOR + 0.95%	)#	1/15/2036	5,000,000	4,747,101
One New York Plaza Trust Series 2020-1NYP Class AJ†	6.357% (1 mo. USD LIBOR + 1.25%	)#	1/15/2036	3,250,000	3,026,258
PFP Ltd. Series 2021-7 Class A†	5.957% (1 mo. USD LIBOR + 0.85%	)#	4/14/2038	528,845	522,258
Residential Mortgage Loan Trust Series 2020-1 Class A1†	2.376%	#(f)	1/26/2060	55,796	52,864
Starwood Mortgage Residential Trust Series 2020-1 Class A1†	2.275%	#(f)	2/25/2050	21,181	20,109
Starwood Mortgage Residential Trust Series 2021-2 Class A1†	0.943%	#(f)	5/25/2065	1,302,342	1,162,457
UBS-Barclays Commercial Mortgage Trust Series 2013-C5 Class B†	3.649%	#(f)	3/10/2046	273,254	251,613
UBS-Barclays Commercial Mortgage Trust Series 2013-C6 Class XA†	0.78%	#(f)	4/10/2046	376,359	4
VASA Trust Series 2021-VASA Class B†	6.357% (1 mo. USD LIBOR + 1.25%	)#	7/15/2039	6,000,000	5,515,033
Verus Securitization Trust Series 2020-1 Class A1†	2.417%	(g)	1/25/2060	87,377	82,248
Verus Securitization Trust Series 2020-4 Class A1†	1.502%	(g)	5/25/2065	148,600	136,666
Verus Securitization Trust Series 2020-5 Class A1†	1.218%	(g)	5/25/2065	137,830	125,353
Verus Securitization Trust Series 2021-1 Class A1†	0.815%	#(f)	1/25/2066	290,379	248,618
Verus Securitization Trust Series 2021-5 Class A1†	1.013%	#(f)	9/25/2066	2,886,418	2,350,862
Verus Securitization Trust Series 2021-R2 Class A1†	0.918%	#(f)	2/25/2064	504,115	437,742
Verus Securitization Trust Series 2021-R3 Class A1†	1.02%	#(f)	4/25/2064	732,966	652,510
Wells Fargo Commercial Mortgage Trust Series 2015-C29 Class XA	0.59%	#(f)	6/15/2048	3,127,830	30,467
Wells Fargo Commercial Mortgage Trust Series 2015-C29 Class XB	0.014%	#(f)	6/15/2048	58,000,000	57,698
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class XA	1.714%	#(f)	8/15/2049	1,606,665	64,296
Wells Fargo Commercial Mortgage Trust Series 2016-LC24 Class XB	0.975%	#(f)	10/15/2049	7,056,835	195,378
WF-RBS Commercial Mortgage Trust Series 2013-C13 Class XA†	0.737%	#(f)	5/15/2045	769,094	49

See Notes to Financial Statements.	193

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WF-RBS Commercial Mortgage Trust Series 2014-C21 Class XB	0.643%	#(f)	8/15/2047	$15,000,000	$112,210
Total Non-Agency Commercial Mortgage-Backed Securities (cost $233,469,614)					209,937,306
Total Long-Term Investments (cost $1,662,081,706)					1,582,078,353

SHORT-TERM INVESTMENTS 1.57%

U.S. TREASURY OBLIGATIONS 1.01%
U.S. Treasury Bills (Cost $17,296,052)	Zero Coupon		11/24/2023	17,745,000	17,293,868

REPURCHASE AGREEMENTS 0.56%
Repurchase Agreement dated 5/31/2023, 2.600% due 6/1/2023 with Fixed Income Clearing Corp. collateralized by $4,258,700 of U.S. Treasury Note at 4.000% due 2/15/2026; value: $4,238,904; proceeds: $4,156,027 (cost 4,155,727)				4,155,727	4,155,727
Repurchase Agreement dated 5/31/2023, 5.100% due 6/1/2023 with TD Securities USA LLC collateralized by $5,728,000 of U.S. Treasury Bond at 3.875% due 5/15/2043; value: $5,615,074; proceeds: $5,500,451 (cost $5,499,672)				5,499,672	5,499,672
Total Repurchase Agreements (cost $9,655,399)					9,655,399
Total Short-Term Investments (cost $26,951,451)					26,949,267
Total Investments in Securities 93.80% (cost $1,689,033,157)					1,609,027,620
Other Assets and Liabilities – Net(h) 6.20%					106,353,961
Net Assets 100.00%					$1,715,381,581

CMT	Constant Maturity Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At May 31, 2023, the total value of Rule 144A securities was $962,761,622, which represents 56.13% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2023.
*	Non-income producing security.
(a)	Level 3 Investment as described in Note 2(u) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Foreign security traded in U.S. dollars.
(c)	Defaulted (non-income producing security).
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2023.

194	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2023

(e)	Interest Rate to be determined.
(f)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(g)	Step Bond – Security with a predetermined schedule of interest rate changes.
(h)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on futures contracts and swap contracts as follows:

Centrally Cleared Interest Rate Swap Contracts at May 31, 2023:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Value/Unrealized Appreciation
Bank of America(1)	0.173%	3-Month USD SOFR Index	10/21/2025	$165,637	$14,650

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Value/Unrealized Depreciation
Bank of America(1) FedFunds	3-Month USD Index	0.184%	10/21/2025	$165,637	$(14,658)

SOFR	Secured Overnight Financing Rate.

(1)	Central clearinghouse: Chicago Mercantile Exchange (CME).

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at May 31, 2023:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Bank of America	0.760%	CPI Urban Consumer NSA	3/31/2025	$15,000,000	$2,423,359
Bank of America	0.903%	CPI Urban Consumer NSA	4/7/2025	15,000,000	2,325,039
Bank of America	1.756%	CPI Urban Consumer NSA	11/15/2024	10,000,000	1,168,348
Bank of America	1.888%	CPI Urban Consumer NSA	10/2/2029	5,000,000	702,257
Bank of America	1.935%	CPI Urban Consumer NSA	9/1/2029	5,000,000	704,253
Bank of America	1.953%	CPI Urban Consumer NSA	10/15/2029	7,000,000	939,198
Bank of America	1.964%	CPI Urban Consumer NSA	11/27/2029	5,000,000	660,499
Bank of America	1.976%	CPI Urban Consumer NSA	12/2/2028	10,000,000	1,260,714
Bank of America	1.980%	CPI Urban Consumer NSA	10/14/2029	5,000,000	659,727
Bank of America	2.085%	CPI Urban Consumer NSA	12/10/2028	10,000,000	1,177,568
Bank of America	2.107%	CPI Urban Consumer NSA	2/21/2031	5,000,000	594,217
Bank of America	2.112%	CPI Urban Consumer NSA	12/8/2029	5,000,000	596,688
Bank of America	2.113%	CPI Urban Consumer NSA	12/29/2027	5,000,000	559,824

See Notes to Financial Statements.	195

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2023

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Bank of America	2.119%	CPI Urban Consumer NSA	2/11/2031	$15,000,000	$1,746,064
Bank of America	2.255%	CPI Urban Consumer NSA	1/27/2024	50,000,000	192,168
Bank of America	2.269%	CPI Urban Consumer NSA	10/30/2030	10,000,000	965,856
Bank of America	2.285%	CPI Urban Consumer NSA	5/31/2028	10,000,000	898,696
Bank of America	2.295%	CPI Urban Consumer NSA	1/15/2046	5,000,000	530,625
Bank of America	2.310%	CPI Urban Consumer NSA	6/1/2028	10,000,000	877,279
Bank of America	2.335%	CPI Urban Consumer NSA	11/17/2036	8,000,000	764,185
Bank of America	2.335%	CPI Urban Consumer NSA	11/21/2036	10,000,000	953,772
Bank of America	2.341%	CPI Urban Consumer NSA	8/27/2028	10,000,000	823,670
Bank of America	2.343%	CPI Urban Consumer NSA	9/11/2028	10,000,000	825,359
Bank of America	2.344%	CPI Urban Consumer NSA	3/15/2029	5,000,000	422,001
Bank of America	2.345%	CPI Urban Consumer NSA	8/14/2028	10,000,000	817,531
Bank of America	2.353%	CPI Urban Consumer NSA	6/6/2028	10,000,000	832,012
Bank of America	2.365%	CPI Urban Consumer NSA	1/30/2038	10,000,000	875,070
Bank of America	2.365%	CPI Urban Consumer NSA	9/29/2052	31,000,000	469,805
Bank of America	2.370%	CPI Urban Consumer NSA	4/18/2030	25,000,000	2,059,708
Bank of America	2.370%	CPI Urban Consumer NSA	2/28/2038	5,000,000	433,383
Bank of America	2.375%	CPI Urban Consumer NSA	8/9/2028	10,000,000	786,651
Bank of America	2.379%	CPI Urban Consumer NSA	9/21/2028	15,000,000	1,187,786
Bank of America	2.380%	CPI Urban Consumer NSA	7/6/2028	10,000,000	793,981
Bank of America	2.384%	CPI Urban Consumer NSA	10/1/2028	10,000,000	790,940
Bank of America	2.390%	CPI Urban Consumer NSA	8/3/2028	10,000,000	770,023
Bank of America	2.393%	CPI Urban Consumer NSA	5/11/2028	10,000,000	776,392
Bank of America	2.396%	CPI Urban Consumer NSA	10/9/2028	10,000,000	781,479
Bank of America	2.400%	CPI Urban Consumer NSA	4/26/2030	10,000,000	784,662
Bank of America	2.408%	CPI Urban Consumer NSA	5/21/2028	5,000,000	384,944

196	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2023

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Bank of America	2.410%	CPI Urban Consumer NSA	3/15/2031	$5,000,000	$460,354
Bank of America	2.425%	CPI Urban Consumer NSA	3/16/2031	20,000,000	1,811,123
Bank of America	2.437%	CPI Urban Consumer NSA	9/7/2037	10,000,000	631,160
Bank of America	2.468%	CPI Urban Consumer NSA	4/28/2031	10,000,000	845,754
Bank of America	2.477%	CPI Urban Consumer NSA	6/11/2036	10,000,000	754,860
Bank of America	2.481%	CPI Urban Consumer NSA	8/12/2036	15,000,000	950,987
Bank of America	2.484%	CPI Urban Consumer NSA	6/25/2030	20,000,000	1,528,340
Bank of America	2.493%	CPI Urban Consumer NSA	6/28/2030	25,000,000	1,879,262
Bank of America	2.496%	CPI Urban Consumer NSA	3/31/2031	15,000,000	1,247,385
Bank of America	2.510%	CPI Urban Consumer NSA	6/30/2030	20,000,000	1,464,360
Bank of America	2.522%	CPI Urban Consumer NSA	5/28/2036	15,000,000	1,070,207
Bank of America	2.559%	CPI Urban Consumer NSA	6/1/2030	20,000,000	1,483,158
Bank of America	2.585%	CPI Urban Consumer NSA	5/12/2036	15,000,000	959,502
Bank of America	2.593%	CPI Urban Consumer NSA	5/17/2036	10,000,000	626,944
Bank of America	3.150%	CPI Urban Consumer NSA	3/2/2027	80,000,000	414,674
Total Unrealized Appreciation on Centrally Cleared CPI Swap Contracts					$51,443,803

See Notes to Financial Statements.	197

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2023

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at May 31, 2023:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Depreciation
Bank of America	2.500%	CPI Urban Consumer NSA	10/4/2025	$50,000,000		$(47,042)
Bank of America	2.578%	CPI Urban Consumer NSA	10/28/2052	10,000,000		(355,866)
Bank of America	2.638%	CPI Urban Consumer NSA	11/15/2051	35,000,000	(143,408	)(1)
Bank of America	2.665%	CPI Urban Consumer NSA	3/9/2052	27,000,000	(752,962	)(2)
Bank of America	2.700%	CPI Urban Consumer NSA	10/15/2024	70,000,000		(175,051)
Bank of America	2.754%	CPI Urban Consumer NSA	4/14/2052	20,000,000		(1,128,888)
Bank of America	2.788%	CPI Urban Consumer NSA	6/8/2026	5,000,000		(286,006)
Bank of America	2.850%	CPI Urban Consumer NSA	10/28/2027	30,000,000		(507,521)
Total Unrealized Depreciation on Centrally Cleared CPI Swap Contracts						$(3,396,744)

(1)	Unrealized depreciation on Centrally Cleared CPI Swap Contract is $195,620, which includes upfront payment of $52,212. Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(2)	Unrealized depreciation on Centrally Cleared CPI Swap Contract is $1,544,736 which includes upfront payment of $791,774. Upfront payments paid (received) by Central Clearing Party are presented net of amortization.

Consumer Price Index (“CPI”) OTC Swap Contracts at May 31, 2023:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Bank of America	1.676%	CPI Urban Consumer NSA	8/4/2026	$15,000,000	$2,305,275
Bank of America	1.747%	CPI Urban Consumer NSA	8/22/2026	20,000,000	2,903,801
Bank of America	2.080%	CPI Urban Consumer NSA	4/22/2025	10,000,000	1,020,852
Bank of America	2.100%	CPI Urban Consumer NSA	4/26/2025	10,000,000	1,009,278
Bank of America	2.144%	CPI Urban Consumer NSA	7/24/2029	10,000,000	1,151,730
Bank of America	2.148%	CPI Urban Consumer NSA	7/31/2029	10,000,000	1,149,969
Bank of America	2.213%	CPI Urban Consumer NSA	10/25/2032	5,000,000	580,225
Bank of America	2.275%	CPI Urban Consumer NSA	1/6/2026	20,000,000	1,779,493
Bank of America	2.298%	CPI Urban Consumer NSA	4/5/2029	5,000,000	445,896
Bank of America	2.301%	CPI Urban Consumer NSA	3/28/2029	5,000,000	444,483
Bank of America	2.348%	CPI Urban Consumer NSA	3/10/2032	5,000,000	443,407

198	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2023

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Bank of America	2.360%	CPI Urban Consumer NSA	2/8/2029	$10,000,000	$839,813
Bank of America	2.360%	CPI Urban Consumer NSA	2/15/2029	10,000,000	837,560
Bank of America	2.363%	CPI Urban Consumer NSA	6/21/2027	20,000,000	1,611,193
Bank of America	2.363%	CPI Urban Consumer NSA	2/1/2038	5,000,000	440,519
Bank of America	2.370%	CPI Urban Consumer NSA	1/26/2029	5,000,000	413,732
Bank of America	2.370%	CPI Urban Consumer NSA	2/27/2029	10,000,000	820,958
Bank of America	2.376%	CPI Urban Consumer NSA	2/26/2038	5,000,000	427,236
Bank of America	2.380%	CPI Urban Consumer NSA	1/13/2029	10,000,000	808,201
Bank of America	2.380%	CPI Urban Consumer NSA	1/18/2029	10,000,000	812,606
Bank of America	2.398%	CPI Urban Consumer NSA	1/24/2029	10,000,000	791,743
Bank of America	2.398%	CPI Urban Consumer NSA	2/12/2033	5,000,000	415,357
Bank of America	2.590%	CPI Urban Consumer NSA	6/26/2023	40,000,000	816,345
Barclays Bank plc	1.874%	CPI Urban Consumer NSA	4/11/2026	10,000,000	1,350,589
Barclays Bank plc	1.944%	CPI Urban Consumer NSA	3/22/2041	5,000,000	909,416
Barclays Bank plc	1.960%	CPI Urban Consumer NSA	2/5/2025	10,000,000	1,002,965
Barclays Bank plc	2.128%	CPI Urban Consumer NSA	6/22/2025	10,000,000	958,321
Barclays Bank plc	2.158%	CPI Urban Consumer NSA	12/2/2024	10,000,000	1,000,994
Barclays Bank plc	2.159%	CPI Urban Consumer NSA	11/25/2024	15,000,000	1,505,804
Barclays Bank plc	2.205%	CPI Urban Consumer NSA	12/9/2024	15,000,000	1,434,981
Barclays Bank plc	2.207%	CPI Urban Consumer NSA	1/11/2025	20,000,000	1,884,196
Barclays Bank plc	2.223%	CPI Urban Consumer NSA	12/30/2023	30,000,000	2,893,739
Barclays Bank plc	2.228%	CPI Urban Consumer NSA	12/5/2024	15,000,000	1,408,294
Barclays Bank plc	2.354%	CPI Urban Consumer NSA	12/23/2031	10,000,000	888,131
Barclays Bank plc	2.393%	CPI Urban Consumer NSA	12/13/2031	5,000,000	415,304
Barclays Bank plc	2.410%	CPI Urban Consumer NSA	2/1/2032	10,000,000	802,954
Deutsche Bank AG	2.465%	CPI Urban Consumer NSA	11/30/2031	5,000,000	30,387

See Notes to Financial Statements.	199

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2023

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Deutsche Bank AG	2.518%	CPI Urban Consumer NSA	4/17/2026	$15,000,000	$311,450
Goldman Sachs	1.568%	CPI Urban Consumer NSA	3/2/2024	8,000,000	1,232,203
Goldman Sachs	1.649%	CPI Urban Consumer NSA	3/4/2024	5,000,000	734,878
Goldman Sachs	2.230%	CPI Urban Consumer NSA	12/14/2024	10,000,000	931,416
Goldman Sachs	2.317%	CPI Urban Consumer NSA	3/16/2029	5,000,000	439,015
Goldman Sachs	2.350%	CPI Urban Consumer NSA	12/16/2036	10,000,000	913,631
Goldman Sachs	2.370%	CPI Urban Consumer NSA	5/16/2028	10,000,000	804,605
Goldman Sachs	2.372%	CPI Urban Consumer NSA	5/3/2030	5,000,000	410,288
Goldman Sachs	2.378%	CPI Urban Consumer NSA	4/17/2030	5,000,000	407,746
Goldman Sachs	2.380%	CPI Urban Consumer NSA	12/8/2031	10,000,000	853,501
Goldman Sachs	2.390%	CPI Urban Consumer NSA	2/7/2032	5,000,000	415,248
J.P. Morgan	1.950%	CPI Urban Consumer NSA	10/14/2026	10,000,000	1,267,221
J.P. Morgan	2.074%	CPI Urban Consumer NSA	11/21/2023	35,000,000	2,840,449
Unrealized Appreciation on CPI OTC Swap Contracts					$50,317,398

Consumer Price Index (“CPI”) OTC Swap Contracts at May 31, 2023:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Depreciation
Bank of America	2.825%	CPI Urban Consumer NSA	7/22/2023	$5,000,000	$(249,112)
Bank of America	CPI Urban Consumer NSA	1.645%	10/1/2025	15,000,000	(2,155,917)
Bank of America	CPI Urban Consumer NSA	1.813%	3/31/2026	5,000,000	(699,869)
Barclays Bank plc	2.945%	CPI Urban Consumer NSA	3/5/2038	15,000,000	(1,810,664)
Credit Suisse	2.864%	CPI Urban Consumer NSA	3/22/2032	8,000,000	(694,521)
Deutsche Bank AG	2.505%	CPI Urban Consumer NSA	12/7/2031	5,000,000	(15,976)
Deutsche Bank AG	2.750%	CPI Urban Consumer NSA	3/30/2032	6,000,000	(351,326)

200	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2023

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Depreciation
Deutsche Bank AG	3.010%	CPI Urban Consumer NSA	2/15/2033	$15,000,000	$(1,692,192)
Deutsche Bank AG	CPI Urban Consumer NSA	1.618%	8/25/2023	15,000,000	(2,102,102)
Goldman Sachs	2.945%	CPI Urban Consumer NSA	1/16/2038	15,000,000	(1,906,107)
Goldman Sachs	2.980%	CPI Urban Consumer NSA	2/7/2033	10,000,000	(1,061,001)
Goldman Sachs	CPI Urban Consumer NSA	2.063%	12/8/2024	15,000,000	(1,207,050)
J.P. Morgan	2.815%	CPI Urban Consumer NSA	4/5/2032	5,000,000	(373,060)
J.P. Morgan	2.955%	CPI Urban Consumer NSA	7/15/2026	5,000,000	(468,551)
J.P. Morgan	CPI Urban Consumer NSA	1.645%	8/27/2023	5,000,000	(689,307)
Unrealized Depreciation on CPI OTC Swap Contracts					$(15,476,755)

Futures Contracts at May 31, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	September 2023	3,851	Long	$792,417,932	$792,644,113	$226,181
U.S. 5-Year Treasury Note	September 2023	293	Short	(31,985,135)	(31,959,890)	25,245
U.S. 10-Year Ultra Treasury Bond	September 2023	210	Long	25,183,898	25,295,156	111,258
U.S. Ultra Treasury Bond	September 2023	1,002	Long	135,143,740	137,148,750	2,005,010
Total Unrealized Appreciation on Futures Contracts						$2,367,694

See Notes to Financial Statements.	201

Schedule of Investments (unaudited)(concluded)

INFLATION FOCUSED FUND May 31, 2023

The following is a summary of the inputs used as of May 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$273,382,054	$3,410,633	$276,792,687
Remaining Industries	–	151,499,074	–	151,499,074
Common Stocks	108	–	–	108
Corporate Bonds	–	897,353,541	–	897,353,541
Floating Rate Loans	–	44,467,704	–	44,467,704
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	309,259	2,729	311,988
Government Sponsored Enterprises Pass-Throughs	–	1,397,127	–	1,397,127
Municipal Bonds	–	318,818	–	318,818
Non-Agency Commercial Mortgage-Backed Securities	–	209,937,306	–	209,937,306
Short-Term Investments
U.S. Treasury Obligations	–	17,293,868	–	17,293,868
Repurchase Agreements	–	9,655,399	–	9,655,399
Total	$108	$1,605,614,150	$3,413,362	$1,609,027,620
Other Financial Instruments
Centrally Cleared Interest Rate Swap Contracts
Assets	$–	$14,650	$–	$14,650
Liabilities	–	(14,658)	–	(14,658)
Centrally Cleared CPI Swap Contracts
Assets	–	51,443,803	–	51,443,803
Liabilities	–	(3,396,744)	–	(3,396,744)
OTC CPI Swap Contracts
Assets	–	50,317,398	–	50,317,398
Liabilities	–	(15,476,755)	–	(15,476,755)
Futures Contracts
Assets	2,367,694	–	–	2,367,694
Liabilities	–	–	–	–
Total	$2,367,694	$82,887,694	$–	$85,255,388

(1)	Refer to Note 2(u) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

202	See Notes to Financial Statements.

Schedule of Investments (unaudited)

SHORT DURATION CORE BOND FUND May 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 95.90%

ASSET-BACKED SECURITIES 17.14%

Automobiles 6.78%
Avid Automobile Receivables Trust Series 2021-1 Class C†	1.55%	5/15/2026	$830,000	$804,308
Avis Budget Rental Car Funding AESOP LLC Series 2018-2A Class A†	4.00%	3/20/2025	700,000	692,126
CarMax Auto Owner Trust Series 2020-1 Class D	2.64%	7/15/2026	125,000	121,474
CarMax Auto Owner Trust Series 2023-1 Class A3	4.75%	10/15/2027	430,000	427,867
CarMax Auto Owner Trust Series 2023-1 Class C	5.19%	1/16/2029	1,450,000	1,440,203
Carvana Auto Receivables Trust Series 2020-P1 Class C	1.32%	11/9/2026	400,000	359,016
CPS Auto Receivables Trust Series 2022-A Class A†	0.98%	4/16/2029	215,781	213,914
Credit Acceptance Auto Loan Trust Series 2021-3A Class A†	1.00%	5/15/2030	825,000	802,821
Drive Auto Receivables Trust Series 2020-2 Class C	2.28%	8/17/2026	200,687	199,752
First Investors Auto Owner Trust Series 2021-2A Class A†	0.48%	3/15/2027	314,850	305,228
Flagship Credit Auto Trust Series 2022-3 Class A2†	4.06%	10/15/2025	409,276	406,015
Flagship Credit Auto Trust Series 2022-3 Class A3†	4.55%	4/15/2027	1,400,000	1,377,661
Flagship Credit Auto Trust Series 2022-4 Class A2†	6.15%	9/15/2026	478,453	478,249
Flagship Credit Auto Trust Series 2022-4 Class A3†	6.32%	6/15/2027	605,000	612,048
Flagship Credit Auto Trust Series 2023-1 Class A3†	5.01%	8/16/2027	975,000	964,464
Ford Credit Auto Lease Trust Series 2023-A Class A3	4.94%	3/15/2026	1,500,000	1,490,839
GLS Auto Receivables Issuer Trust Series 2021-1A Class C†	1.20%	1/15/2027	421,445	415,603
GLS Auto Receivables Issuer Trust Series 2021-3A Class B†	0.78%	11/17/2025	371,398	366,336
GLS Auto Receivables Issuer Trust Series 2021-3A Class C†	1.11%	9/15/2026	460,000	434,993
GM Financial Automobile Leasing Trust Series 2023-2 Class A3	5.05%	7/20/2026	910,000	907,760
GM Financial Automobile Leasing Trust Series 2023-2 Class B	5.54%	5/20/2027	1,010,000	1,006,933
Hertz Vehicle Financing III LP Series 2021-2A Class A†	1.68%	12/27/2027	620,000	546,562
Hertz Vehicle Financing LLC Series 2021-1A Class A†	1.21%	12/26/2025	265,000	247,460
OneMain Direct Auto Receivables Trust Series 2019-1 Class A†	3.63%	9/14/2027	584,000	564,194

See Notes to Financial Statements.	203

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
OneMain Direct Auto Receivables Trust Series 2019-1A Class C†	4.19%		11/14/2028	$753,000	$710,404
OneMain Direct Auto Receivables Trust Series 2021-1A Class A†	0.87%		7/14/2028	340,000	319,655
OneMain Direct Auto Receivables Trust Series 2021-1A Class B†	1.26%		7/14/2028	317,000	285,689
PenFed Auto Receivables Owner Trust Series 2022-A Class A3†	3.96%		4/15/2026	1,275,000	1,252,270
Prestige Auto Receivables Trust Series 2022-1A Class B†	6.55%		7/17/2028	1,215,000	1,223,414
Santander Consumer Auto Receivables Trust Series 2020-BA Class C†	1.29%		4/15/2026	681,000	661,621
Santander Consumer Auto Receivables Trust Series 2020-BA Class D†	2.14%		12/15/2026	1,155,000	1,106,435
Santander Drive Auto Receivables Trust Series 2022-5 Class B	4.43%		3/15/2027	1,085,000	1,063,706
Santander Drive Auto Receivables Trust Series 2022-6 Class B	4.72%		6/15/2027	1,505,000	1,477,061
Westlake Automobile Receivables Trust Series 2023-1A Class A3†	5.21%		1/18/2028	1,260,000	1,252,377
World Omni Automobile Lease Securitization Trust Series 2022-A Class A3	3.21%		2/18/2025	400,000	391,844
Total					24,930,302

Credit Card 1.53%
American Express Credit Account Master Trust Series 2022-2 Class A	3.39%		5/15/2027	785,000	763,528
BA Credit Card Trust Series 2022-A2 Class A2	5.00%		4/15/2028	765,000	769,421
Capital One Multi-Asset Execution Trust Series 2005-B3 Class B3	5.81% (3 mo. USD LIBOR + 0.55%	)#	5/15/2028	1,225,000	1,207,888
Continental Finance Credit Card ABS Master Trust Series 2020-1A Class A†	2.24%		12/15/2028	600,000	572,349
Discover Card Execution Note Trust Series 2022-A4 Class A	5.03%		10/15/2027	565,000	567,943
Master Credit Card Trust Series 2021-1A Class B†	0.79%		11/21/2025	1,200,000	1,137,728
Newday Funding Master Issuer PLC Series 2021-1A Class A2†	6.166% (SOFR + 1.10%	)#	3/15/2029	600,000	597,791
Total					5,616,648

204	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other 8.28%
ACRES Commercial Realty Ltd. Series 2021-FL2 Class A†	6.508% (1 mo. USD LIBOR + 1.40%	)#	1/15/2037	$670,000	$650,752
Affirm Asset Securitization Trust Series 2022-X1 Class A†	1.75%		2/15/2027	243,238	236,850
Affirm Asset Securitization Trust Series 2023-A Class 1A†	6.61%		1/18/2028	925,000	922,968
AMMC CLO Ltd. Series 2020-23A Class A1R†	6.30% (3 mo. USD LIBOR + 1.04%	)#	10/17/2031	750,000	740,694
Amur Equipment Finance Receivables IX LLC Series 2021-1A Class D†	2.30%		11/22/2027	675,000	623,761
Aqua Finance Trust Series 2021-A Class A†	1.54%		7/17/2046	194,617	173,415
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL3 Class A†	6.177% (1 mo. USD LIBOR + 1.07%	)#	8/15/2034	460,000	445,664
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL4 Class A†	6.457% (1 mo. USD LIBOR + 1.35%	)#	11/15/2036	560,000	548,349
Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1 Class A†	6.322% (30 day USD SOFR Average + 1.45%	)#	1/15/2037	1,000,000	982,048
Bain Capital Credit CLO Series 2018-2A Class A1†	6.345% (3 mo. USD LIBOR + 1.08%	)#	7/19/2031	750,000	743,271
BDS Ltd. Series 2020-FL5 Class A†	6.332% (1 mo. USD Term SOFR + 1.26%	)#	2/16/2037	110,417	109,262
BDS Ltd. Series 2021-FL7 Class A†	6.181% (1 mo. USD LIBOR + 1.07%	)#	6/16/2036	500,000	487,148
BlueMountain Fuji U.S. CLO I Ltd. Series 2017-1A Class A1R†	6.23% (3 mo. USD LIBOR + 0.98%	)#	7/20/2029	238,274	235,049
BSPRT Issuer Ltd. Series 2021-FL7 Class A†	6.427% (1 mo. USD LIBOR + 1.32%	)#	12/15/2038	380,000	370,493
Carlyle U.S. CLO Ltd. Series 2017-1A Class A1AR†	6.33% (3 mo. USD LIBOR + 1.08%	)#	4/20/2031	750,000	738,479
Carlyle U.S. CLO Ltd. Series 2017-3A Class A1AR†	6.15% (3 mo. USD LIBOR + 0.90%	)#	7/20/2029	226,630	224,098
Dell Equipment Finance Trust Series 2021-2 Class B†	0.81%		12/22/2026	460,000	438,925
Dell Equipment Finance Trust Series 2021-2 Class C†	0.94%		12/22/2026	460,000	439,015
Dell Equipment Finance Trust Series 2021-2 Class D†	1.21%		6/22/2027	460,000	438,434
Dryden 53 CLO Ltd. Series 2017-53A Class A†	6.38% (3 mo. USD LIBOR + 1.12%	)#	1/15/2031	390,716	387,190

See Notes to Financial Statements.	205

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Dryden XXVI Senior Loan Fund Series 2013-26A Class AR†	6.16% (3 mo. USD LIBOR + 0.90%	)#	4/15/2029	$225,910	$223,480
Galaxy XIX CLO Ltd. Series 2015-19A Class A1RR†	6.223% (3 mo. USD LIBOR + 0.95%	)#	7/24/2030	164,030	161,981
Greystone CRE Notes Ltd. Series 2021-FL3 Class A†	6.194% (1 mo. USD Term SOFR + 1.13%	)#	7/15/2039	460,000	447,459
HGI CRE CLO Ltd. Series 2021-FL1 Class A†	6.155% (1 mo. USD LIBOR + 1.05%	)#	6/16/2036	456,713	446,603
HGI CRE CLO Ltd. Series 2021-FL1 Class B†	6.705% (1 mo. USD LIBOR + 1.60%	)#	6/16/2036	100,000	94,646
KKR CLO Ltd. Series 29A Class A†	6.46% (3 mo. USD LIBOR + 1.20%	)#	1/15/2032	250,000	247,685
KREF Ltd. Series 2021-FL2 Class A†	6.178% (1 mo. USD LIBOR + 1.07%	)#	2/15/2039	360,000	347,414
KREF Ltd. Series 2021-FL2 Class AS†	6.408% (1 mo. USD LIBOR + 1.30%	)#	2/15/2039	360,000	341,100
LCM XXII Ltd. Series 22A Class A1R†	6.41% (3 mo. USD LIBOR + 1.16%	)#	10/20/2028	173,525	172,284
Lendmark Funding Trust Series 2022-1A Class B†	5.62%		7/20/2032	715,000	699,800
LFT CRE Ltd. Series 2021-FL1 Class B†	6.857% (1 mo. USD LIBOR + 1.75%	)#	6/15/2039	730,000	707,319	(a)
LMREC LLC Series 2021-CRE4 Class A†	6.177% (1 mo. USD LIBOR + 1.05%	)#	4/22/2037	200,888	196,804
LoanCore Issuer Ltd. Series 2019-CRE2 Class C†	7.107% (1 mo. USD LIBOR + 2.00%	)#	5/15/2036	630,000	575,281	(a)
LoanCore Issuer Ltd. Series 2022-CRE7 Class A†	6.456% (30 day USD SOFR Average + 1.55%	)#	1/17/2037	560,000	550,521
Madison Park Funding LIX Ltd. Series 2021-59A Class A†	6.402% (3 mo. USD LIBOR + 1.14%	)#	1/18/2034	1,250,000	1,234,672
Madison Park Funding XI Ltd. Series 2013-11A Class AR2†	6.173% (3 mo. USD LIBOR + 0.90%	)#	7/23/2029	233,904	231,401
Magnetite Xxix Ltd. Series 2021-29A Class A†	6.25% (3 mo. USD LIBOR + 0.99%	)#	1/15/2034	250,000	246,506
Mariner Finance Issuance Trust Series 2022-AA Class A†	6.45%		10/20/2037	690,000	693,215
Marlette Funding Trust Series 2020-2A Class D†	4.65%		9/16/2030	342,067	335,635
Marlette Funding Trust Series 2021-1A Class B†	1.00%		6/16/2031	137,458	136,958
ME Funding LLC Series 2019-1 Class A2†	6.448%		7/30/2049	1,124,225	1,098,509

206	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
MF1 Ltd. Series 2021-FL7 Class A†	6.191% (1 mo. USD LIBOR + 1.08%	)#	10/16/2036	$240,000	$233,400
Mountain View CLO LLC Series 2017-1A Class AR†	6.35% (3 mo. USD LIBOR + 1.09%	)#	10/16/2029	338,067	335,681
MVW Owner Trust Series 2017-1A Class A†	2.42%		12/20/2034	121,877	120,657
Newark BSL CLO 1 Ltd. Series 2016-1A Class A1R†	6.44% (3 mo. USD Term SOFR + 1.36%	)#	12/21/2029	461,009	457,396
OCP CLO Ltd. Series 2020-18A Class AR†	6.34% (3 mo. USD LIBOR + 1.09%	)#	7/20/2032	900,000	886,506
Octagon Investment Partners 30 Ltd. Series 2017-1A Class A1R†	6.25% (3 mo. USD LIBOR + 1.00%	)#	3/17/2030	719,560	711,285
Octagon Investment Partners XIV Ltd. Series 2012-1A Class AARR†	6.21% (3 mo. USD LIBOR + 0.95%	)#	7/15/2029	233,854	231,988
OneMain Financial Issuance Trust Series 2018-2A Class A†	3.57%		3/14/2033	262,282	258,135
OneMain Financial Issuance Trust Series 2020-2A Class C†	2.76%		9/14/2035	690,000	606,878
Pagaya AI Debt Selection Trust Series 2021-1 Class A†	1.18%		11/15/2027	29,778	29,653
Pagaya AI Debt Trust Series 2022-1 Class A†	2.03%		10/15/2029	348,545	338,713
Post Road Equipment Finance Series 2021-1 Class A2†	4.88%		11/15/2028	848,000	825,700
Post Road Equipment Finance Series 2021-1 Class B†	1.21%		2/16/2027	800,000	781,608
Rad CLO 2 Ltd. Series 2018-2A Class AR†	6.34% (3 mo. USD LIBOR + 1.08%	)#	10/15/2031	270,000	267,053
RAD CLO 6 Ltd. Series 2019-6A Class A1†	6.63% (3 mo. USD LIBOR + 1.38%	)#	1/20/2033	1,308,000	1,293,874
Regatta Funding LP Series 2013-2A Class A1R3†	6.11% (3 mo. USD LIBOR + 0.85%	)#	1/15/2029	191,761	190,510
RR 3 Ltd. Series 2018-3A Class A1R2†	6.35% (3 mo. USD LIBOR + 1.09%	)#	1/15/2030	642,850	638,177
SCF Equipment Leasing LLC Series 2019-2A Class B†	2.76%		8/20/2026	500,000	485,060
SCF Equipment Leasing LLC Series 2020-1A Class B†	2.02%		3/20/2028	875,000	839,070
SCF Equipment Leasing LLC Series 2021-1A Class B†	1.37%		8/20/2029	1,000,000	923,744
TICP CLO XIV Ltd. Series 2019-14A Class A1R†	6.33% (3 mo. USD LIBOR + 1.08%	)#	10/20/2032	400,000	392,328
Upstart Securitization Trust Series 2021-2 Class A†	0.91%		6/20/2031	61,184	60,872
Verizon Master Trust Series 2022-7 Class A1A	5.23%		11/22/2027	405,000	404,617
Total					30,438,043

See Notes to Financial Statements.	207

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Rec Vehicle Loan 0.40%
Octane Receivables Trust Series 2021-1A Class A†	0.93%		3/22/2027	$231,636	$224,619
Octane Receivables Trust Series 2022-1A Class A2†	4.18%		3/20/2028	226,300	222,235
Octane Receivables Trust Series 2022-2A Class B†	5.85%		7/20/2028	1,036,000	1,027,501
Total					1,474,355

Student Loan 0.15%
Navient Private Education Refi Loan Trust Series 2020-FA Class A†	1.22%		7/15/2069	206,732	185,026
Navient Private Education Refi Loan Trust Series 2022-A Class A†	2.23%		7/15/2070	398,735	350,738
Towd Point Asset Trust Series 2018-SL1 Class A†	5.738% (1 mo. USD LIBOR + 0.60%	)#	1/25/2046	10,656	10,596
Total					546,360
Total Asset-Backed Securities (cost $64,557,852)					63,005,708

CORPORATE BONDS 61.11%

Aerospace/Defense 0.84%
Boeing Co.	1.433%		2/4/2024	1,825,000	1,770,671
Hexcel Corp.	4.95%		8/15/2025	1,345,000	1,326,603
Total					3,097,274

Agriculture 1.77%
BAT Capital Corp.	2.789%		9/6/2024	890,000	857,847
Imperial Brands Finance PLC (United Kingdom)†(b)	3.125%		7/26/2024	600,000	579,391
Philip Morris International, Inc.	4.875%		2/13/2026	247,000	246,582
Philip Morris International, Inc.	5.00%		11/17/2025	267,000	267,541
Philip Morris International, Inc.	5.125%		11/15/2024	822,000	822,681
Reynolds American, Inc.	4.45%		6/12/2025	2,000,000	1,957,482
Viterra Finance BV (Netherlands)†(b)	2.00%		4/21/2026	1,800,000	1,601,697
Viterra Finance BV (Netherlands)†(b)	4.90%		4/21/2027	200,000	191,829
Total					6,525,050

Apparel 0.05%
PVH Corp.	7.75%		11/15/2023	186,000	188,073

Auto Manufacturers 1.67%
Daimler Truck Finance North America LLC†	5.15%		1/16/2026	150,000	150,118
General Motors Financial Co., Inc.	5.40%		4/6/2026	218,000	217,100
General Motors Financial Co., Inc.	5.65% (SOFR + 0.62%	)#	10/15/2024	606,000	601,459

208	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Auto Manufacturers (continued)
General Motors Financial Co., Inc.	6.291% (SOFR + 1.20%	)#	11/17/2023	$666,000	$666,833
Hyundai Capital America†	1.00%		9/17/2024	400,000	376,779
Hyundai Capital America†	5.50%		3/30/2026	335,000	335,158
Nissan Motor Acceptance Co. LLC†	1.125%		9/16/2024	1,500,000	1,393,785
Nissan Motor Acceptance Co. LLC†	3.875%		9/21/2023	2,400,000	2,380,865
Total					6,122,097

Banks 20.38%
AIB Group PLC (Ireland)†(b)	4.263% (3 mo. USD LIBOR + 1.87%	)#	4/10/2025	3,000,000	2,930,825
Australia & New Zealand Banking Group Ltd. (Australia)†(b)	4.40%		5/19/2026	900,000	862,033
Bank of America Corp.	1.197% (SOFR + 1.01%	)#	10/24/2026	1,500,000	1,352,720
Bank of America Corp.	1.319% (SOFR + 1.15%	)#	6/19/2026	376,000	345,092
Bank of America Corp.	1.53% (SOFR + 0.65%	)#	12/6/2025	118,000	110,662
Bank of America Corp.	1.734% (SOFR + 0.96%	)#	7/22/2027	220,000	196,290
Bank of America Corp.	2.456% (3 mo. USD Term SOFR + 1.13%	)#	10/22/2025	128,000	122,162
Bank of America Corp.	3.384% (SOFR + 1.33%	)#	4/2/2026	3,765,000	3,624,632
Bank of America Corp.	3.864% (3 mo. USD Term SOFR + 1.20%	)#	7/23/2024	3,418,000	3,407,673
Bank of Ireland Group PLC (Ireland)†(b)	4.50%		11/25/2023	888,000	879,996
Bank of Ireland Group PLC (Ireland)†(b)	6.253% (1 yr. CMT + 2.65%	)#	9/16/2026	500,000	498,321
Bank of Montreal (Canada)(b)	4.25%		9/14/2024	373,000	367,057
Bank of Montreal (Canada)(b)	5.20%		12/12/2024	760,000	757,047
Bank of Montreal (Canada)(b)	5.231% (SOFR + 0.35%	)#	12/8/2023	343,000	342,877
Bank of Montreal (Canada)(b)(c)	5.30%		6/5/2026	463,000	463,735
Bank of New York Mellon	5.148%	#	5/22/2026	692,000	691,303
Bank of New York Mellon Corp.	4.543% (SOFR + 1.17%	)#	2/1/2029	268,000	263,676
Bank of New York Mellon Corp.	4.947% (SOFR + 1.03%	)#	4/26/2027	207,000	206,378
Bank of Nova Scotia (Canada)(b)	4.75%		2/2/2026	268,000	266,303

See Notes to Financial Statements.	209

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Barclays plc (United Kingdom)(b)	5.829% (SOFR + 2.21%	)#	5/9/2027	$580,000	$578,989
BNP Paribas SA (France)†(b)	4.705% (3 mo. USD LIBOR + 2.24%	)#	1/10/2025	1,200,000	1,188,929
BNP Paribas SA (France)†(b)	5.125% (1 yr. CMT + 1.45%	)#	1/13/2029	259,000	258,385
BPCE SA (France)†(b)	4.50%		3/15/2025	560,000	540,467
BPCE SA (France)†(b)	4.875%		4/1/2026	200,000	193,709
BPCE SA (France)†(b)	5.15%		7/21/2024	462,000	452,385
BPCE SA (France)†(b)	5.70%		10/22/2023	771,000	766,089
BPCE SA (France)†(b)	5.975% (SOFR + 2.10%	)#	1/18/2027	390,000	389,841
Canadian Imperial Bank of Commerce (Canada)(b)	3.945%		8/4/2025	320,000	310,137
Canadian Imperial Bank of Commerce (Canada)(b)	5.001%		4/28/2028	468,000	463,255
Canadian Imperial Bank of Commerce (Canada)(b)	5.144%		4/28/2025	626,000	622,630
Citigroup, Inc.	3.352% (3 mo. USD Term SOFR + 1.16%	)#	4/24/2025	1,100,000	1,075,412
Citigroup, Inc.	3.887% (3 mo. USD Term SOFR + 1.82%	)#	1/10/2028	1,000,000	952,483
Citigroup, Inc.	4.14% (SOFR + 1.37%	)#	5/24/2025	225,000	221,454
Citigroup, Inc.	5.61% (SOFR + 1.55%	)#	9/29/2026	1,432,000	1,443,146
Citizens Bank NA	4.575% (SOFR + 2.00%	)#	8/9/2028	400,000	364,866
Citizens Bank NA	6.064% (SOFR + 1.45%	)#	10/24/2025	250,000	234,782
Credit Suisse AG	0.52%		8/9/2023	365,000	360,301
Credit Suisse AG	5.465% (SOFR + 0.39%	)#	2/2/2024	375,000	367,651
Credit Suisse AG	5.471% (SOFR + 0.38%	)#	8/9/2023	500,000	497,303
Credit Suisse Group AG (Switzerland)(b)	3.80%		6/9/2023	1,000,000	999,250
Danske Bank AS (Denmark)†(b)	3.244% (3 mo. USD LIBOR + 1.59%	)#	12/20/2025	1,000,000	953,202
Danske Bank AS (Denmark)†(b)	3.773% (1 yr. CMT + 1.45%	)#	3/28/2025	872,000	851,743
Danske Bank AS (Denmark)†(b)	5.375%		1/12/2024	746,000	740,315
Danske Bank AS (Denmark)†(b)	6.466% (1 yr. CMT + 2.10%	)#	1/9/2026	200,000	200,358

210	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
First-Citizens Bank & Trust Co.	2.969% (3 mo. USD Term SOFR + 1.72%	)#	9/27/2025	$1,216,000	$1,137,596
First-Citizens Bank & Trust Co.	3.929% (SOFR + 3.83%	)#	6/19/2024	837,000	827,152
Goldman Sachs Group, Inc.	2.64% (SOFR + 1.11%	)#	2/24/2028	163,000	147,874
Goldman Sachs Group, Inc.	3.272% (3 mo. USD Term SOFR + 1.46%	)#	9/29/2025	486,000	470,195
Goldman Sachs Group, Inc.	5.751% (SOFR + 0.70%	)#	1/24/2025	830,000	827,375
HSBC Holdings PLC (United Kingdom)(b)	3.803% (3 mo. USD LIBOR + 1.21%	)#	3/11/2025	583,000	572,258
HSBC Holdings PLC (United Kingdom)(b)	4.292% (3 mo. USD LIBOR + 1.35%	)#	9/12/2026	900,000	870,547
HSBC USA, Inc.	5.625%		3/17/2025	283,000	283,656
Huntington National Bank	4.008% (SOFR + 1.21%	)#	5/16/2025	250,000	235,863
JPMorgan Chase & Co.	2.301% (SOFR + 1.16%	)#	10/15/2025	226,000	216,033
JPMorgan Chase & Co.	3.782% (3 mo. USD Term SOFR + 1.60%	)#	2/1/2028	1,600,000	1,522,794
JPMorgan Chase & Co.	3.797% (3 mo. USD Term SOFR + 0.89%	)#	7/23/2024	2,180,000	2,173,787
JPMorgan Chase & Co.	3.845% (SOFR + 0.98%	)#	6/14/2025	222,000	217,646
JPMorgan Chase & Co.	6.012% (SOFR + 0.92%	)#	2/24/2026	479,000	479,574
KeyBank NA	4.70%		1/26/2026	404,000	373,091
Lloyds Banking Group PLC (United Kingdom)(b)	3.90%		3/12/2024	902,000	887,789
Macquarie Group Ltd. (Australia)†(b)	1.34% (SOFR + 1.07%	)#	1/12/2027	226,000	202,377
Macquarie Group Ltd. (Australia)†(b)	5.108% (SOFR + 2.21%	)#	8/9/2026	342,000	338,469
Macquarie Group Ltd. (Australia)†(b)	6.207%		11/22/2024	1,288,000	1,297,290
Manufacturers & Traders Trust Co.	4.65%		1/27/2026	1,216,000	1,158,944
Manufacturers & Traders Trust Co.	4.70%		1/27/2028	402,000	376,538
Manufacturers & Traders Trust Co.	5.40%		11/21/2025	1,009,000	983,126
Mitsubishi UFJ Financial Group, Inc. (Japan)(b)	0.962% (1 yr. CMT + .45%	)#	10/11/2025	820,000	765,822
Mitsubishi UFJ Financial Group, Inc. (Japan)(b)	4.788% (1 yr. CMT + 1.70%	)#	7/18/2025	409,000	404,771

See Notes to Financial Statements.	211

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Mitsubishi UFJ Financial Group, Inc. (Japan)(b)	5.063% (1 yr. CMT + 1.55%	)#	9/12/2025	$265,000	$262,767
Mitsubishi UFJ Financial Group, Inc. (Japan)(b)	5.719% (1 yr. CMT + 1.08%	)#	2/20/2026	360,000	359,956
Morgan Stanley	2.188% (SOFR + 1.99%	)#	4/28/2026	721,000	681,179
Morgan Stanley	5.05% (SOFR + 1.30%	)#	1/28/2027	836,000	833,751
Morgan Stanley	6.138% (SOFR + 1.77%	)#	10/16/2026	164,000	167,632
National Securities Clearing Corp.†	5.15%		5/30/2025	520,000	521,456
NatWest Group PLC (United Kingdom)(b)	4.269% (3 mo. USD LIBOR + 1.76%	)#	3/22/2025	1,610,000	1,583,155
NatWest Group PLC (United Kingdom)(b)	4.519% (3 mo. USD LIBOR + 1.55%	)#	6/25/2024	1,181,000	1,178,882
NatWest Group PLC (United Kingdom)(b)	5.847% (1 yr. CMT + 1.35%	)#	3/2/2027	200,000	200,697
NatWest Group PLC (United Kingdom)(b)	6.684% (3 mo. USD LIBOR + 1.55%	)#	6/25/2024	600,000	600,058
Nordea Bank Abp (Finland)†(b)	3.60%		6/6/2025	200,000	192,959
Royal Bank of Canada (Canada)(b)	4.875%		1/12/2026	1,318,000	1,311,936
Royal Bank of Canada (Canada)(b)	5.349% (SOFR + 0.34%	)#	10/7/2024	2,000,000	1,989,721
Santander Holdings USA, Inc.	3.50%		6/7/2024	811,000	788,451
Santander U.K. Group Holdings PLC (United Kingdom)(b)	4.796% (3 mo. USD LIBOR + 1.57%	)#	11/15/2024	500,000	496,091
Santander U.K. Group Holdings PLC (United Kingdom)(b)	6.534% (SOFR + 2.60%	)#	1/10/2029	391,000	397,664
Societe Generale SA (France)†(b)	2.226% (1 yr. CMT + 1.05%	)#	1/21/2026	335,000	311,099
Standard Chartered PLC (United Kingdom)†(b)	0.991% (1 yr. CMT + 0.78%	)#	1/12/2025	500,000	483,721
Standard Chartered PLC (United Kingdom)†(b)	1.214% (1 yr. CMT + 0.88%	)#	3/23/2025	200,000	192,227
Standard Chartered PLC (United Kingdom)†(b)	3.785% (3 mo. USD LIBOR + 1.56%	)#	5/21/2025	733,000	715,610
Standard Chartered PLC (United Kingdom)†(b)	5.20%		1/26/2024	236,000	233,691
State Street Corp.	5.104% (SOFR + 1.13%	)#	5/18/2026	396,000	395,139
Toronto-Dominion Bank (Canada)(b)	4.693%		9/15/2027	1,043,000	1,024,131

212	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Toronto-Dominion Bank (Canada)(b)	5.243% (SOFR + 0.35%	)#	9/10/2024	$2,000,000	$1,992,970
Truist Financial Corp.	4.26% (SOFR + 1.46%	)#	7/28/2026	236,000	227,000
Truist Financial Corp.	4.873% (SOFR + 1.44%	)#	1/26/2029	158,000	153,047
Truist Financial Corp.	5.287% (SOFR + 0.40%	)#	6/9/2025	850,000	819,811
UBS AG (United Kingdom)†(b)	0.70%		8/9/2024	842,000	792,878
UBS AG (Switzerland)(b)	5.125%		5/15/2024	1,109,000	1,092,742
UBS Group AG (Switzerland)†(b)	4.125%		9/24/2025	470,000	451,637
UBS Group AG (Switzerland)†(b)	4.488% (1 yr. CMT + 1.55%	)#	5/12/2026	1,755,000	1,697,081
UBS Group AG (Switzerland)†(b)	5.711% (1 yr. CMT + 1.55%	)#	1/12/2027	1,590,000	1,577,543
UniCredit SpA (Italy)†(b)	7.83%		12/4/2023	1,400,000	1,406,118
Wells Fargo & Co.	4.54% (SOFR + 1.56%	)#	8/15/2026	341,000	335,342
Total					74,954,573

Biotechnology 0.54%
Amgen, Inc.	5.15%		3/2/2028	534,000	538,612
Amgen, Inc.	5.25%		3/2/2025	299,000	299,956
Amgen, Inc.	5.507%		3/2/2026	534,000	534,149
Illumina, Inc.	5.75%		12/13/2027	446,000	454,476
Illumina, Inc.	5.80%		12/12/2025	168,000	170,021
Total					1,997,214

Chemicals 1.38%
Celanese U.S. Holdings LLC	5.90%		7/5/2024	1,469,000	1,467,716
FMC Corp.	5.15%		5/18/2026	151,000	149,549
International Flavors & Fragrances, Inc.†	1.23%		10/1/2025	3,636,000	3,244,716
Nutrien Ltd. (Canada)(b)	5.95%		11/7/2025	198,000	201,960
Total					5,063,941

Commercial Services 0.30%
Global Payments, Inc.	2.65%		2/15/2025	551,000	524,944
Triton Container International Ltd.†	0.80%		8/1/2023	341,000	335,543
Triton Container International Ltd.†	1.15%		6/7/2024	250,000	234,175
Total					1,094,662

See Notes to Financial Statements.	213

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Computers 0.38%
Dell International LLC/EMC Corp.	6.02%		6/15/2026	$1,350,000	$1,382,197

Diversified Financial Services 5.11%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(b)	4.50%		9/15/2023	310,000	308,646
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(b)	4.875%		1/16/2024	1,150,000	1,140,261
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(b)(c)	5.75%		6/6/2028	237,000	235,149
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Series 3NC1 (Ireland)(b)	1.75%		10/29/2024	2,000,000	1,877,832
Air Lease Corp.	4.25%		2/1/2024	2,000,000	1,976,325
Aircastle Ltd.	4.40%		9/25/2023	232,000	230,140
Aircastle Ltd.†	5.25%		8/11/2025	309,000	300,262
American Express Co.	4.90%		2/13/2026	336,000	335,831
American Express Co.	4.99%		5/1/2026	715,000	713,608
Aviation Capital Group LLC†	1.95%		1/30/2026	854,000	763,263
Aviation Capital Group LLC†	1.95%		9/20/2026	854,000	741,948
Aviation Capital Group LLC†	5.50%		12/15/2024	722,000	708,448
Avolon Holdings Funding Ltd. (Ireland)†(b)	4.25%		4/15/2026	725,000	671,669
Avolon Holdings Funding Ltd. (Ireland)†(b)	5.125%		10/1/2023	260,000	258,884
Avolon Holdings Funding Ltd. (Ireland)†(b)	5.25%		5/15/2024	1,100,000	1,083,250
Avolon Holdings Funding Ltd. (Ireland)†(b)	5.50%		1/15/2026	1,150,000	1,107,839
Avolon Holdings Funding Ltd. (Ireland)†(b)	6.375%		5/4/2028	321,000	313,898
Capital One Financial Corp.	1.343% (SOFR + 0.69%	)#	12/6/2024	813,000	788,388
Capital One Financial Corp.	4.166% (SOFR + 1.37%	)#	5/9/2025	1,014,000	987,299
Capital One Financial Corp.	5.571% (SOFR + 0.69%	)#	12/6/2024	1,368,000	1,337,948
LPL Holdings, Inc.†	4.625%		11/15/2027	1,150,000	1,067,886
Nuveen Finance LLC†	4.125%		11/1/2024	823,000	801,665
Radian Group, Inc.	4.50%		10/1/2024	1,064,000	1,034,298
Total					18,784,737

Electric 7.70%
AES Corp.†	3.30%		7/15/2025	1,100,000	1,044,048
Alexander Funding Trust†	1.841%		11/15/2023	1,806,000	1,764,724
American Electric Power Co., Inc.	5.699%		8/15/2025	365,000	333,851
American Electric Power Co., Inc.	5.75%		11/1/2027	112,000	115,504

214	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Electric (continued)
CenterPoint Energy, Inc.	5.74% (SOFR + 0.65%	)#	5/13/2024	$2,159,000	$2,153,380
Cleco Corporate Holdings LLC	3.743%		5/1/2026	2,000,000	1,895,419
Cleveland Electric Illuminating Co.	5.50%		8/15/2024	335,000	335,534
Comision Federal de Electricidad (Mexico)†(b)	4.875%		1/15/2024	700,000	691,668
Dominion Energy, Inc.	3.071%	(d)	8/15/2024	1,008,000	975,658
Dominion Energy, Inc.	5.396% (3 mo. USD LIBOR + 0.53%	)#	9/15/2023	500,000	499,881
DTE Energy Co.	4.875%		6/1/2028	436,000	431,405
Duke Energy Corp.	2.65%		9/1/2026	149,000	138,420
Duke Energy Corp.	5.00%		12/8/2025	1,077,000	1,076,658
Evergy Missouri West, Inc.†	5.15%		12/15/2027	843,000	846,523
Eversource Energy	4.75%		5/15/2026	881,000	873,019
Fells Point Funding Trust†	3.046%		1/31/2027	900,000	837,516
FirstEnergy Transmission LLC†	4.35%		1/15/2025	750,000	732,760
Florida Power & Light Co.	4.45%		5/15/2026	746,000	742,080
ITC Holdings Corp.	3.65%		6/15/2024	1,300,000	1,268,717
ITC Holdings Corp.†	4.95%		9/22/2027	307,000	305,946
Jersey Central Power & Light Co.†	4.70%		4/1/2024	1,750,000	1,730,454
NextEra Energy Capital Holdings, Inc.	4.20%		6/20/2024	78,000	76,929
NextEra Energy Capital Holdings, Inc.	5.482% (SOFR + 0.4%	)#	11/3/2023	360,000	359,878
NextEra Energy Capital Holdings, Inc.	6.051%		3/1/2025	339,000	342,909
NRG Energy, Inc.†	3.75%		6/15/2024	799,000	774,206
Oncor Electric Delivery Co. LLC	4.30%		5/15/2028	235,000	232,216
Pacific Gas & Electric Co.	3.15%		1/1/2026	826,592	773,346
Pacific Gas & Electric Co.	3.75%		2/15/2024	525,000	516,065
Pennsylvania Electric Co.†	4.15%		4/15/2025	691,000	669,840
Pennsylvania Electric Co.†	5.15%		3/30/2026	871,000	865,890
Public Service Enterprise Group, Inc.	5.85%		11/15/2027	345,000	356,409
Puget Energy, Inc.	3.65%		5/15/2025	897,000	865,014
Southern Co.	4.475%	(d)	8/1/2024	629,000	619,916
System Energy Resources, Inc.	6.00%		4/15/2028	1,776,000	1,804,759
Vistra Operations Co. LLC†	3.55%		7/15/2024	903,000	874,184
Wisconsin Public Service Corp.	5.35%		11/10/2025	372,000	375,121
Total					28,299,847

See Notes to Financial Statements.	215

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Electronics 0.53%
Arrow Electronics, Inc.	6.125%		3/1/2026	$173,000	$173,259
TD SYNNEX Corp.	1.25%		8/9/2024	1,900,000	1,792,618
Total					1,965,877

Entertainment 0.87%
Warnermedia Holdings, Inc.	3.428%		3/15/2024	2,000,000	1,958,455
Warnermedia Holdings, Inc.	3.638%		3/15/2025	675,000	653,497
Warnermedia Holdings, Inc.	3.788%		3/15/2025	170,000	164,385
Warnermedia Holdings, Inc.	6.412%		3/15/2026	268,000	268,653
Warnermedia Holdings, Inc.	6.701%	#	3/15/2024	137,000	137,518
Total					3,182,508

Gas 1.75%
Centrica PLC (United Kingdom)†(b)	4.00%		10/16/2023	400,000	397,462
East Ohio Gas Co.†	1.30%		6/15/2025	1,400,000	1,289,788
National Fuel Gas Co.	5.20%		7/15/2025	750,000	742,933
National Fuel Gas Co.	5.50%		1/15/2026	900,000	893,957
National Fuel Gas Co.	5.50%		10/1/2026	241,000	237,854
NiSource, Inc.	5.25%		3/30/2028	1,571,000	1,583,603
ONE Gas, Inc.	1.10%		3/11/2024	406,000	392,272
Southwest Gas Corp.	5.80%		12/1/2027	883,000	904,286
Total					6,442,155

Hand/Machine Tools 0.31%
Regal Rexnord Corp.†	6.05%		2/15/2026	829,000	831,370
Regal Rexnord Corp.†	6.05%		4/15/2028	307,000	303,670
Total					1,135,040

Health Care-Products 0.41%
GE HealthCare Technologies, Inc.†	5.55%		11/15/2024	800,000	799,310
GE HealthCare Technologies, Inc.†	5.60%		11/15/2025	724,000	726,177
Total					1,525,487

Health Care-Services 0.83%
Centene Corp.	2.45%		7/15/2028	155,000	133,320
Centene Corp.	4.25%		12/15/2027	1,720,000	1,617,970
Elevance Health, Inc.	4.90%		2/8/2026	162,000	161,214
HCA, Inc.	5.00%		3/15/2024	1,000,000	993,245
HCA, Inc.	5.20%		6/1/2028	135,000	134,216
Total					3,039,965

216	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Insurance 4.51%
Brighthouse Financial Global Funding†	5.782% (SOFR + 0.76%	)#	4/12/2024	$2,027,000	$2,006,352
CNO Global Funding†	1.65%		1/6/2025	1,109,000	1,029,148
Equitable Financial Life Global Funding†	1.40%		7/7/2025	801,000	733,221
Equitable Financial Life Global Funding†	5.45%		3/3/2028	411,000	417,778
F&G Global Funding†	5.15%		7/7/2025	1,343,000	1,311,199
Fidelity & Guaranty Life Holdings, Inc.†	5.50%		5/1/2025	1,000,000	984,612
GA Global Funding Trust†	0.80%		9/13/2024	707,000	660,733
GA Global Funding Trust†	3.85%		4/11/2025	2,033,000	1,949,130
Jackson Financial, Inc.	5.17%		6/8/2027	305,000	291,939
Jackson National Life Global Funding†	1.75%		1/12/2025	300,000	279,927
Jackson National Life Global Funding†	5.50%		1/9/2026	1,861,000	1,837,889
Jackson National Life Global Funding†	6.132% (SOFR + 1.15%	)#	6/28/2024	562,000	562,246
Metropolitan Life Global Funding I†	0.40%		1/7/2024	1,250,000	1,213,176
Metropolitan Life Global Funding I†	4.05%		8/25/2025	997,000	967,817
New York Life Global Funding†	4.70%		4/2/2026	339,000	337,364
Protective Life Global Funding†	5.209%		4/14/2026	250,000	248,824
Protective Life Global Funding†	5.366%		1/6/2026	1,750,000	1,763,885
Total					16,595,240

Internet 0.89%
Amazon.com, Inc.	4.55%		12/1/2027	1,222,000	1,232,262
Netflix, Inc.	4.375%		11/15/2026	1,050,000	1,032,774
Netflix, Inc.	4.875%		4/15/2028	1,000,000	992,849
Total					3,257,885

Lodging 0.39%
Hyatt Hotels Corp.	1.30%		10/1/2023	1,250,000	1,231,057
Hyatt Hotels Corp.	1.80%		10/1/2024	218,000	206,830
Total					1,437,887

Media 0.26%
Charter Communications Operating LLC/Charter Communications Operating Capital	4.50%		2/1/2024	475,000	470,078
RELX, Inc.†	6.625%		10/15/2023	500,000	499,743
Total					969,821

Mining 0.66%
Glencore Funding LLC†	4.00%		4/16/2025	776,000	758,557
Glencore Funding LLC†	4.625%		4/29/2024	1,693,000	1,676,401
Total					2,434,958

See Notes to Financial Statements.	217

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Oil & Gas 3.61%
Continental Resources, Inc.†	2.268%		11/15/2026	$1,800,000	$1,610,461
Continental Resources, Inc.	3.80%		6/1/2024	1,373,000	1,346,246
Devon Energy Corp.	5.25%		10/15/2027	1,500,000	1,484,541
Devon Energy Corp.	8.25%		8/1/2023	524,000	524,445
EQT Corp.	5.678%		10/1/2025	216,000	216,045
EQT Corp.	6.125%		2/1/2025	1,670,000	1,672,772
Occidental Petroleum Corp.	6.375%		9/1/2028	1,500,000	1,544,895
Ovintiv Exploration, Inc.	5.375%		1/1/2026	1,300,000	1,293,474
Ovintiv, Inc.	5.65%		5/15/2025	477,000	476,509
Phillips 66 Co.	3.55%		10/1/2026	1,250,000	1,185,323
Pioneer Natural Resources Co.	5.10%		3/29/2026	174,000	174,057
Suncor Energy, Inc. (Canada)(b)	7.875%		6/15/2026	500,000	532,496
Viper Energy Partners LP†	5.375%		11/1/2027	1,250,000	1,203,750
Total					13,265,014

Pharmaceuticals 1.39%
Bayer U.S. Finance II LLC†	3.875%		12/15/2023	2,000,000	1,979,202
Pfizer Investment Enterprises Pte. Ltd. (Singapore)(b)	4.45%		5/19/2026	1,830,000	1,821,060
Pfizer Investment Enterprises Pte. Ltd. (Singapore)(b)	4.65%		5/19/2025	1,309,000	1,306,677
Total					5,106,939

Pipelines 0.83%
DCP Midstream Operating LP	5.375%		7/15/2025	581,000	575,115
Enbridge, Inc. (Canada)(b)	5.722% (SOFR + 0.63%	)#	2/16/2024	1,142,000	1,140,272
Energy Transfer LP	5.875%		1/15/2024	500,000	500,155
Plains All American Pipeline LP/PAA Finance Corp.	3.60%		11/1/2024	700,000	679,260
Williams Cos., Inc.	5.40%		3/2/2026	144,000	145,231
Total					3,040,033

REITS 1.61%
American Tower Corp.	3.65%		3/15/2027	1,700,000	1,607,233
Crown Castle, Inc.	5.00%		1/11/2028	205,000	203,430
GLP Capital LP/GLP Financing II, Inc.	3.35%		9/1/2024	337,000	326,425
GLP Capital LP/GLP Financing II, Inc.	5.25%		6/1/2025	350,000	342,757
Kite Realty Group Trust	4.00%		3/15/2025	647,000	612,981
VICI Properties LP/VICI Note Co., Inc.†	3.50%		2/15/2025	1,600,000	1,527,415
VICI Properties LP/VICI Note Co., Inc.†	4.625%		6/15/2025	1,350,000	1,304,185
Total					5,924,426

218	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Semiconductors 0.49%
Marvell Technology, Inc.	4.20%		6/22/2023	$491,000	$490,581
Microchip Technology, Inc.	0.972%		2/15/2024	432,000	417,232
Microchip Technology, Inc.	2.67%		9/1/2023	400,000	396,599
Skyworks Solutions, Inc.	0.90%		6/1/2023	493,000	493,000
Total					1,797,412

Shipbuilding 0.31%
Huntington Ingalls Industries, Inc.	3.844%		5/1/2025	1,186,000	1,149,625

Software 0.28%
Fiserv, Inc.	5.45%		3/2/2028	286,000	290,582
Oracle Corp.	2.30%		3/25/2028	358,000	316,914
Oracle Corp.	2.50%		4/1/2025	53,000	50,549
Take-Two Interactive Software, Inc.	5.00%		3/28/2026	364,000	362,589
Total					1,020,634

Telecommunications 1.01%
Rogers Communications, Inc. (Canada)(b)	4.10%		10/1/2023	1,625,000	1,615,368
T-Mobile USA, Inc.	2.625%		4/15/2026	2,250,000	2,098,241
Total					3,713,609

Trucking & Leasing 0.05%
SMBC Aviation Capital Finance DAC (Ireland)†(b)	5.45%		5/3/2028	200,000	199,431
Total Corporate Bonds (cost $226,994,459)					224,713,611

FLOATING RATE LOANS(e) 5.97%

Chemicals 0.51%
Celanese U.S. Holdings LLC 2022 364-Day Delayed Draw Term Loan	6.468%		10/31/2023	880,000	882,200
Nutrition & Biosciences, Inc. 3 Year Delayed Draw Term Loan	6.673%		2/1/2024	1,000,000	998,125
Total					1,880,325

Diversified Financial Services 0.52%
Avolon TLB Borrower 1 (US) LLC Term Loan B3	6.898% (1 mo. USD LIBOR + 1.75%	)	1/15/2025	1,000,000	997,440
Delos Finance Sarl 2018 Term Loan B (Luxembourg)(b)	6.909% (3 mo. USD LIBOR + 1.75%	)	10/6/2023	905,089	905,750
Total					1,903,190

See Notes to Financial Statements.	219

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Entertainment 0.49%
Stars Group Holdings BV 2018 USD Incremental Term Loan (Netherlands)(b)	7.409% (3 mo. USD LIBOR + 2.25%	)	7/21/2026	$1,808,987	$1,804,157

Health Care Products 1.29%
Baxter International, Inc. 2021 Delayed Draw Term Loan Tranche 1	6.237% (1 mo. USD Term SOFR + 1.13%	)	9/30/2024	1,261,602	1,257,660
CVS Health Corp. 364 Day Term Loan	6.244% (3 mo. USD Term SOFR + 1.25%	)	5/1/2024	3,500,000	3,493,910
Total					4,751,570

Lodging 0.81%
Hilton Domestic Operating Co., Inc. 2019 Term Loan B2	6.95% (1 mo. USD Term SOFR + 1.75%	)	6/22/2026	3,000,000	2,988,090

Media 0.76%
Charter Communications Operating LLC 2019 Term Loan B1	6.795% - 6.90% (1 mo. USD Term SOFR + 1.75% (3 mo. USD Term SOFR + 1.75%	) )	4/30/2025	2,795,932	2,793,556

Pipelines 0.32%
Targa Resources Corp. Term Loan	6.85% - 6.92% (1 mo. USD Term SOFR + 1.75% (3 mo. USD Term SOFR + 1.75%	) )	7/12/2025	1,175,000	1,171,328

Real Estate Investment Trusts 0.68%
American Tower Corp. 2021 First Lien Delayed Draw Term loan	6.25% (1 mo. USD LIBOR + 1.13%	)	12/8/2023	1,048,676	1,048,351
Invitation Homes Operating Partnership LP 2020 Term Loan A	6.253% (1 mo. USD Term SOFR + 1.00%	)	1/31/2025	1,476,388	1,450,551
Total					2,498,902

Semiconductors 0.35%
Marvell Technology Group Ltd. 2020 3 Year Term Loan A	–	(f)	12/7/2023	1,275,000	1,275,803

Software 0.24%
Open Text Corporation Term Loan B (Canada)(b)	–	(f)	5/30/2025	900,000	899,649
Total Floating Rate Loans (cost $22,046,622)					21,966,570

220	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
FOREIGN GOVERNMENT OBLIGATIONS(b) 1.05%

Sweden
Svensk Exportkredit AB (cost $3,891,232)	4.00%		7/15/2025	$3,900,000	$3,859,107

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.00%
Government National Mortgage Association Series 2014-112 Class A (Cost $8,416)	3.00%	#(g)	1/16/2048	8,329	7,523

MUNICIPAL BONDS 0.02%

Government
State of Illinois GO (cost $82,091)	4.95%		6/1/2023	82,091	82,091

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 6.25%
Angel Oak Mortgage Trust Series 2020-6 Class A1†	1.261%	#(g)	5/25/2065	76,823	68,872
Atrium Hotel Portfolio Trust Series 2017-ATRM Class A†	6.287% (1 mo. USD LIBOR + 1.18%	)#	12/15/2036	350,000	337,201
BAMLL Commercial Mortgage Securities Trust Series 2013-WBRK Class A†	3.534%	#(g)	3/10/2037	230,000	205,040
BBCMS Mortgage Trust Series 2017-DELC Class A†	6.082% (1 mo. USD LIBOR + 0.98%	)#	8/15/2036	333,000	332,687
BBCMS Mortgage Trust Series 2018-TALL Class A†	5.98% (1 mo. USD LIBOR + 0.87%	)#	3/15/2037	500,000	450,075
BBCMS Mortgage Trust Series 2018-TALL Class C†	6.379% (1 mo. USD LIBOR + 1.27%	)#	3/15/2037	340,000	262,972
BBCMS Mortgage Trust Series 2020-C7 Class A2	2.021%		4/15/2053	250,000	235,513
Benchmark Mortgage Trust Series 2021 B23 Class A2	1.62%		2/15/2054	220,000	195,536
BHMS Mortgage Trust Series 2018-ATLS Class A†	6.357% (1 mo. USD LIBOR + 1.25%	)#	7/15/2035	940,000	914,694
BHMS Mortgage Trust Series 2018-ATLS Class C†	7.007% (1 mo. USD LIBOR + 1.90%	)#	7/15/2035	890,000	846,608
BHMS Mortgage Trust Series 2018-ATLS Class D†	7.357% (1 mo. USD LIBOR + 2.25%	)#	7/15/2035	570,000	537,182
BX Commercial Mortgage Trust Series 2019-IMC Class A†	6.107% (1 mo. USD LIBOR + 1.00%	)#	4/15/2034	686,000	677,638

See Notes to Financial Statements.	221

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust Series 2019-IMC Class B†	6.407% (1 mo. USD LIBOR + 1.30%	)#	4/15/2034	$800,000	$782,345
BX Commercial Mortgage Trust Series 2020-VKNG Class A†	6.104% (1 mo. USD Term SOFR + 1.04%	)#	10/15/2037	512,850	504,766
BXHPP Trust Series 2021-FILM Class B†	6.007% (1 mo. USD LIBOR + 0.90%	)#	8/15/2036	460,000	422,505
Cantor Commercial Real Estate Lending Series 2019-CF1 Class 65A†	4.411%	#(g)	5/15/2052	50,000	44,055
Citigroup Commercial Mortgage Trust Series 2015-GC27 Class AAB	2.944%		2/10/2048	2,671	2,610
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class A5	3.616%		2/10/2049	100,000	94,467
Citigroup Commercial Mortgage Trust Series 2016-GC37 Class A4	3.314%		4/10/2049	225,000	211,629
Citigroup Commercial Mortgage Trust Series 2018-B2 Class A2	3.788%		3/10/2051	3,103	3,095
Commercial Mortgage Pass-Through Certificates Series 2012-CR1 Class B	4.612%		5/15/2045	178,830	170,542
Commercial Mortgage Pass-Through Certificates Series 2014-UBS3 Class A4	3.819%		6/10/2047	107,000	103,694
Commercial Mortgage Pass-Through Certificates Series 2014-UBS6 Class A5	3.644%		12/10/2047	17,404	16,685
Commercial Mortgage Pass-Through Certificates Series 2015-DC1 Class A4	3.078%		2/10/2048	280,000	272,311
Credit Suisse Mortgage Capital Certificates Trust Series 2020-NQM1 Class A1†	1.208%	(d)	5/25/2065	83,579	75,704
Credit Suisse Mortgage Capital Certificates Trust Series 2021-ADV Class A†	6.508% (1 mo. USD LIBOR + 1.40%	)#	7/15/2038	450,000	405,349
DBGS Mortgage Trust Series 2021-W52 Class A†	6.503% (1 mo. USD LIBOR + 1.39%	)#	10/15/2036	730,000	682,976
Ellington Financial Mortgage Trust Series 2020-1 Class A1†	2.006%	#(g)	5/25/2065	16,933	16,200
Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2023-HQA1 Class M1A†	6.923%	#	5/25/2043	1,100,000	1,100,425
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2023-DNA2 Class M1A†	7.081% (30 day USD SOFR Average + 2.10%	)#	4/25/2043	874,599	879,345

222	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association Connecticut Avenue Securities Series 2013-C01 Class M2	10.388% (1 mo. USD LIBOR + 5.25%	)#	10/25/2023	$863,326		$876,321
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R03 Class 2M1	7.473%		4/25/2043	707,340		714,518
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R01 Class 1M1†	5.973% (30 day USD SOFR Average + 1.00%	)#	12/25/2041	460,623		457,973
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R01 Class 1M1†	7.381% (30 day USD SOFR Average + 2.40%	)#	12/25/2042	473,382		477,024
Fontainebleau Miami Beach Trust Series 2019-FBLU Class A†	3.144%		12/10/2036	500,000		474,672
Freddie Mac STACR REMIC Trust Series 2021-HQA4 Class M1†	5.923% (30 day USD SOFR Average + 0.95%	)#	12/25/2041	556,037		537,314
Freddie Mac STACR REMIC Trust Series 2022-DNA1 Class M1A†	5.973% (30 day USD SOFR Average + 1.00%	)#	1/25/2042	750,957		738,202
GCAT Trust Series 2020-NQM2 Class A1†	1.555%	(d)	4/25/2065	40,516		36,908
Great Wolf Trust Series 2019-WOLF Class A†	6.208% (1 mo. USD Term SOFR + 1.15%	)#	12/15/2036	550,000		543,007
GS Mortgage Securities Corp. Trust Series 2018-RIVR Class A†	6.057% (1 mo. USD LIBOR + 0.95%	)#	7/15/2035	773,667		706,963
GS Mortgage Securities Corp. Trust Series 2019-70P Class XCP†	Zero Coupon	#(g)	10/15/2036	21,863,000	(h)	409
GS Mortgage Securities Corp. Trust Series 2019-SMP Class A†	6.257% (1 mo. USD LIBOR + 1.15%	)#	8/15/2032	385,000		377,527
GS Mortgage Securities Corp. Trust Series 2019-SMP Class B†	6.607% (1 mo. USD LIBOR + 1.50%	)#	8/15/2032	185,000		178,221
GS Mortgage Securities Corp. Trust Series 2019-SMP Class XCP†	Zero Coupon	#(g)	8/15/2032	10,130,600	(h)	216
GS Mortgage Securities Corp. Trust Series 2021-ROSS Class A†	6.258% (1 mo. USD LIBOR + 1.15%	)#	5/15/2026	270,000		245,004

See Notes to Financial Statements.	223

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust Series 2013-GCJ14 Class A5	4.243%		8/10/2046	$283,056	$282,432
GS Mortgage Securities Trust Series 2015-GC34 Class A4	3.506%		10/10/2048	225,000	212,975
GS Mortgage Securities Trust Series 2016-GS2 Class A4	3.05%		5/10/2049	425,000	396,623
HMH Trust Series 2017-NSS Class C†	3.787%		7/5/2031	28,000	26,442
HONO Mortgage Trust Series 2021-LULU Class A†	6.257% (1 mo. USD LIBOR + 1.15%	)#	10/15/2036	450,000	431,501
Houston Galleria Mall Trust Series 2015-HGLR Class A1A2†	3.087%		3/5/2037	500,000	468,039
HPLY Trust Series 2019-HIT Class A†	6.107% (1 mo. USD LIBOR + 1.00%	)#	11/15/2036	141,651	139,955
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-MINN Class A†	6.377% (1 mo. USD LIBOR + 1.27%	)#	11/15/2035	48,000	46,297
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-MINN Class B†	6.707% (1 mo. USD LIBOR + 1.60%	)#	11/15/2035	12,000	11,466
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-MINN Class C†	7.057% (1 mo. USD LIBOR + 1.95%	)#	11/15/2035	12,000	11,283
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-ICON Class A†	3.884%		1/5/2034	368,000	357,818
JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-1440 Class B†	6.857% (1 mo. USD LIBOR + 1.75%	)#	3/15/2036	680,000	595,376
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-CKSV Class A2†	3.277%		10/15/2030	96,475	77,501
MSCG Trust Series 2015-ALDR Class A1†	2.612%		6/7/2035	17,030	16,117
Natixis Commercial Mortgage Securities Trust Series 2018-285M Class A†	3.79%	#(g)	11/15/2032	33,200	31,052
Ready Capital Mortgage Financing LLC Series 2021-FL6 Class A†	6.088% (1 mo. USD LIBOR + 0.95%	)#	7/25/2036	617,415	598,387
SFO Commercial Mortgage Trust Series 2021-555 Class A†	6.257% (1 mo. USD LIBOR + 1.15%	)#	5/15/2038	320,000	284,201
SMRT Commercial Mortgage Trust Series 2022-MINI Class A†	6.06% (1 mo. USD Term SOFR + 1.00%	)#	1/15/2039	1,130,000	1,097,684

224	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Verus Securitization Trust Series 2020-4 Class A1†	1.502%	(d)	5/25/2065	$42,737	$39,305
Verus Securitization Trust Series 2020-5 Class A1†	1.218%	(d)	5/25/2065	89,229	81,151
Verus Securitization Trust Series 2020-INV1 Class A1†	1.977%	#(g)	3/25/2060	15,301	14,873
Vista Point Securitization Trust Series 2020-2 Class A1†	1.475%	#(g)	4/25/2065	31,843	28,378
Wells Fargo Commercial Mortgage Trust Series 2015-C26 Class AS	3.58%		2/15/2048	40,000	37,649
WFLD Mortgage Trust Series 2014-MONT Class A†	3.755%	#(g)	8/10/2031	275,000	244,000
WF-RBS Commercial Mortgage Trust Series 2014-C19 Class A5	4.101%		3/15/2047	87,000	85,268
WF-RBS Commercial Mortgage Trust Series 2014-C20 Class A5	3.995%		5/15/2047	140,000	136,138
Total Non-Agency Commercial Mortgage-Backed Securities (cost $24,197,196)					22,968,911

U.S. TREASURY OBLIGATIONS 4.36%
U.S. Treasury Inflation-Indexed Notes(i)	0.25%		1/15/2025	2,248,998	2,166,588
U.S. Treasury Notes	3.50%		4/30/2028	1,375,000	1,357,598
U.S. Treasury Notes	3.875%		3/31/2025	11,008,000	10,881,580
U.S. Treasury Notes	3.875%		4/30/2025	1,623,000	1,605,439
Total U.S. Treasury Obligations (cost $16,135,273)					16,011,205
Total Long-Term Investments (cost $357,913,141)					352,614,726

SHORT-TERM INVESTMENTS 4.15%

COMMERCIAL PAPER 2.96%

Auto Manufacturers 0.08%
General Motors Financial Co., Inc.	5.68%		8/22/2023	310,000	306,116

Chemicals 0.08%
FMC Corp.	6.175%		7/10/2023	284,000	282,154

Electric 0.23%
Electricite de France SA	5.61%		7/7/2023	374,000	371,951
RWE AG	6.019%		7/11/2023	462,000	458,971
Total					830,922

Equity Real Estate 0.48%
Crown Castle, Inc.	6.009%		6/8/2023	1,759,000	1,756,982

Finance 0.41%
Brookfield Infrastructure Holdings Canada, Inc.	6.485%		10/5/2023	1,541,000	1,509,687

See Notes to Financial Statements.	225

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Health Care-Services 0.37%
CommonSpirit Health	5.934%	6/14/2023	$834,000	$832,254
CommonSpirit Health	5.935%	6/22/2023	516,000	514,254
Total				1,346,508

Oil & Gas 0.68%
Ovintiv, Inc.	6.093%	6/16/2023	379,000	378,060
Ovintiv, Inc.	6.167%	6/9/2023	325,000	324,563
Suncor Energy, Inc.	5.776%	8/21/2023	1,825,000	1,801,630
Total				2,504,253

Pharmaceuticals 0.45%
Bayer Corp.	6.048%	7/21/2023	1,688,000	1,674,285

Pipelines 0.18%
Targa Resources Corp.	6.117%	6/7/2023	670,000	669,330
Total Commercial Paper (cost $10,878,485)				10,880,237

REPURCHASE AGREEMENTS 1.19%
Repurchase Agreement dated 5/31/2023, 2.600% due 6/1/2023 with Fixed Income Clearing Corp. collateralized by $1,544,000 of U.S. Treasury Note at 0.500% due 2/28/2026; value: $1,400,336; proceeds: $1,372,941 (cost $1,372,841)			1,372,841	1,372,841
Repurchase Agreement dated 5/31/2023, 5.100% due 6/1/2023 with TD Securities USA LLC collateralized by $3,124,000 of U.S. Treasury Bond at 3.875% due 5/15/2043; value: $3,062,411; proceeds: $2,999,879 (cost $2,999,472)			2,999,472	2,999,472
Total Repurchase Agreement (cost $4,372,313)				4,372,313
Total Short-Term Investments (cost $15,250,798)				15,252,550
Total Investments in Securities 100.05% (cost $373,163,939)				367,867,276
Other Assets and Liabilities – Net(j) (0.05)%				(171,183)
Net Assets 100.00%				$367,696,093

CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At May 31, 2023, the total value of Rule 144A securities was $152,638,565, which represents 41.51% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2023.
(a)	Level 3 Investment as described in Note 2(u) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

226	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2023

(b)	Foreign security traded in U.S. dollars.
(c)	Securities purchased on a when-issued basis (See Note 2(j)).
(d)	Step Bond – Security with a predetermined schedule of interest rate changes.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2023.
(f)	Interest Rate to be determined.
(g)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(i)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(j)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on futures contracts and swap contracts as follows:

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at May 31, 2023:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/ Unrealized Appreciation
Goldman Sachs	2.399%	CPI Urban Consumer NSA	10/4/2023	$1,248,431	$9,566
Goldman Sachs	4.145%	CPI Urban Consumer NSA	4/15/2024	1,205,569	4,143
Total Unrealized Appreciation on Centrally Cleared CPI Swap Contracts					$13,709

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/ Unrealized Depreciation
Goldman Sachs	2.750%	CPI Urban Consumer NSA	3/24/2024	$1,800,000	$(1,545)
Goldman Sachs	2.548%	CPI Urban Consumer NSA	3/27/2025	1,800,000	(7,263)
Total Unrealized Depreciation on Centrally Cleared CPI Swap Contracts					$(8,808)

Futures Contracts at May 31, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	September 2023	732	Long	$150,605,381	$150,666,188	$60,807
U.S. 5-Year Treasury Note	September 2023	131	Short	(14,297,452)	(14,289,234)	8,218
Total Unrealized Appreciation on Futures Contracts						$69,025

See Notes to Financial Statements.	227

Schedule of Investments (unaudited)(concluded)

SHORT DURATION CORE BOND FUND May 31, 2023

The following is a summary of the inputs used as of May 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$29,155,443	$1,282,600	$30,438,043
Remaining Industries	–	32,567,665	–	32,567,665
Corporate Bonds	–	224,713,611	–	224,713,611
Floating Rate Loans	–	21,966,570	–	21,966,570
Foreign Government Obligations	–	3,859,107	–	3,859,107
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	7,523	–	7,523
Municipal Bonds	–	82,091	–	82,091
Non-Agency Commercial Mortgage-Backed Securities	–	22,968,911	–	22,968,911
U.S. Treasury Obligations	–	16,011,205	–	16,011,205
Short-Term Investments
Commercial Paper	–	10,880,237	–	10,880,237
Repurchase Agreements	–	4,372,313	–	4,372,313
Total	$–	$366,584,676	$1,282,600	$367,867,276
Other Financial Instruments
Centrally Cleared CPI Swap Contracts
Assets	$–	$13,709	$–	$13,709
Liabilities	–	(8,808)	–	(8,808)
Futures Contracts
Assets	69,025	–	–	69,025
Liabilities	–	–	–	–
Total	$69,025	$4,901	$–	$73,926

(1)	Refer to Note 2(u) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

228	See Notes to Financial Statements.

Schedule of Investments (unaudited)

SHORT DURATION INCOME FUND May 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 98.60%

ASSET-BACKED SECURITIES 24.18%

Automobiles 8.25%
AmeriCredit Automobile Receivables Trust Series 2019-1 Class C	3.36%	2/18/2025	$3,860,234	$3,854,314
AmeriCredit Automobile Receivables Trust Series 2020-1 Class B	1.48%	1/21/2025	361,949	361,453
AmeriCredit Automobile Receivables Trust Series 2022-2 Class C	5.32%	4/18/2028	20,175,000	20,056,724
AmeriCredit Automobile Receivables Trust Series 2023-1 Class A2A	5.84%	10/19/2026	117,550,000	117,539,973
AmeriCredit Automobile Receivables Trust Series 2023-1 Class A3	5.62%	11/18/2027	70,765,000	71,012,338
AmeriCredit Automobile Receivables Trust Series 2023-1 Class B	5.57%	3/20/2028	27,795,000	27,798,258
AmeriCredit Automobile Receivables Trust Series 2023-1 Class C	5.80%	12/18/2028	27,200,000	27,337,529
Avis Budget Rental Car Funding AESOP LLC Series 2018-2A Class A†	4.00%	3/20/2025	22,004,000	21,756,486
Avis Budget Rental Car Funding AESOP LLC Series 2018-2A Class D†	3.04%	3/20/2025	59,000,000	56,431,159
Avis Budget Rental Car Funding AESOP LLC Series 2020-2A Class A†	2.02%	2/20/2027	22,560,000	20,676,001
BMW Vehicle Lease Trust Series 2023-1 Class A3	5.16%	11/25/2025	37,725,000	37,602,556
Capital One Prime Auto Receivables Trust Series 2022-2 Class A2A	3.74%	9/15/2025	73,970,683	73,149,631
Capital One Prime Auto Receivables Trust Series 2022-2 Class A3	3.66%	5/17/2027	127,880,000	124,479,811
Capital One Prime Auto Receivables Trust Series 2023-1 Class A2	5.20%	5/15/2026	64,275,000	63,974,739
Capital One Prime Auto Receivables Trust Series 2023-1 Class A3	4.87%	2/15/2028	72,135,000	71,996,082
CarMax Auto Owner Trust Series 2020-2 Class A3	1.70%	11/15/2024	270,216	269,802
CarMax Auto Owner Trust Series 2020-2 Class A4	2.05%	5/15/2025	35,731,000	35,157,643
CarMax Auto Owner Trust Series 2023-1 Class A3	4.75%	10/15/2027	64,375,000	64,055,674
Carvana Auto Receivables Trust Series 2021-N1 Class A	0.70%	1/10/2028	12,065,367	11,371,018
Carvana Auto Receivables Trust Series 2022-P1 Class A3	3.35%	2/10/2027	178,760,000	172,564,572
Carvana Auto Receivables Trust Series 2022-P2 Class A4	4.68%	2/10/2028	50,912,000	49,277,022

See Notes to Financial Statements.	229

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Carvana Auto Receivables Trust Series 2022-P3 Class A3	4.61%	11/10/2027	$42,209,000	$41,152,163
CPS Auto Receivables Trust Series 2019-B Class E†	5.00%	3/17/2025	2,752,957	2,733,549
CPS Auto Receivables Trust Series 2019-C Class D†	3.17%	6/16/2025	467,303	466,782
CPS Auto Receivables Trust Series 2020-A Class E†	4.09%	12/15/2025	11,448,000	11,248,488
Credit Acceptance Auto Loan Trust Series 2021-3A Class A†	1.00%	5/15/2030	48,200,000	46,904,225
Drive Auto Receivables Trust Series 2019-2 Class D	3.69%	8/17/2026	11,550,488	11,531,293
Drive Auto Receivables Trust Series 2019-4 Class D	2.70%	2/16/2027	28,309,824	27,952,537
Drive Auto Receivables Trust Series 2021-1 Class C	1.02%	6/15/2027	24,299,766	23,913,412
Enterprise Fleet Financing LLC Series 2020-2 Class A2†	0.61%	7/20/2026	19,713,645	19,375,201
Enterprise Fleet Financing LLC Series 2022-3 Class A2†	4.38%	7/20/2029	40,650,000	39,888,276
Enterprise Fleet Financing LLC Series 2023-1 Class A2†	5.51%	1/22/2029	51,400,000	51,272,893
Exeter Automobile Receivables Trust Series 2021-2A Class C	0.98%	6/15/2026	27,259,352	26,608,066
Exeter Automobile Receivables Trust Series 2021-2A Class D	1.40%	4/15/2027	9,635,000	8,934,358
Exeter Automobile Receivables Trust Series 2021-3A Class E†	3.04%	12/15/2028	40,830,000	36,661,298
Exeter Automobile Receivables Trust Series 2022-3A Class A3	4.21%	1/15/2026	51,654,120	51,420,653
Exeter Automobile Receivables Trust Series 2022-3A Class B	4.86%	12/15/2026	51,653,000	50,993,112
First Investors Auto Owners Trust Series 2022-2A Class A†	6.26%	7/15/2027	101,898,223	102,103,334
Ford Credit Auto Owner Trust Series 2018-2 Class A†	3.47%	1/15/2030	97,245,000	97,012,283
Ford Credit Auto Owner Trust Series 2020-C Class A3	0.41%	7/15/2025	37,237,548	36,339,322
Ford Credit Auto Owner Trust Series 2022-1 Class A†	3.88%	11/15/2034	115,555,000	111,550,349
Ford Credit Auto Owner Trust Series REV1 2018-1 Class A†	3.19%	7/15/2031	39,589,000	38,179,762
Ford Credit Auto Owner Trust Series REV1 2021-1 Class A†	1.37%	10/17/2033	36,875,000	33,402,972
Ford Credit Auto Owner Trust Series REV2 2019-1 Class A†	3.52%	7/15/2030	89,401,000	88,039,762

230	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
GLS Auto Receivables Issuer Trust Series 2022-3A Class A2†	4.59%	5/15/2026	$26,977,201	$26,732,793
GM Financial Automobile Leasing Trust Series 2022-2 Class A3	3.42%	6/20/2025	91,915,000	90,132,235
GM Financial Automobile Leasing Trust Series 2022-3 Class A2A	4.01%	10/21/2024	88,993,607	88,402,298
GM Financial Automobile Leasing Trust Series 2022-3 Class A3	4.01%	9/22/2025	121,646,000	119,700,807
GM Financial Automobile Leasing Trust Series 2023-1 Class A2A	5.27%	6/20/2025	42,690,000	42,527,176
GM Financial Automobile Leasing Trust Series 2023-1 Class A3	5.16%	4/20/2026	59,670,000	59,555,654
GM Financial Automobile Leasing Trust Series 2023-2 Class A3	5.05%	7/20/2026	35,855,000	35,766,721
Hertz Vehicle Financing III LP Series 2021-2A Class A†	1.68%	12/27/2027	120,899,000	106,578,779
Hertz Vehicle Financing LLC Series 2021-1A Class A†	1.21%	12/26/2025	91,200,000	85,163,518
Hertz Vehicle Financing LLC Series 2021-1A Class D†	3.98%	12/26/2025	25,000,000	23,375,235
Honda Auto Receivables Owner Trust Series 2023-1 Class A2	5.22%	10/21/2025	38,300,000	38,151,415
Hyundai Auto Lease Securitization Trust Series 2022-C Class A2A†	4.34%	1/15/2025	60,071,132	59,606,110
LAD Auto Receivables Trust Series 2023-1A Class A2†	5.68%	10/15/2026	45,450,000	45,240,657
NextGear Floorplan Master Owner Trust Series 2023-1A Class A2†	5.74%	3/15/2028	97,480,000	98,829,825
Nissan Auto Lease Trust Series 2022-A Class A3	3.81%	5/15/2025	77,680,000	76,538,329
OneMain Direct Auto Receivables Trust Series 2021-1A Class A†	0.87%	7/14/2028	119,845,000	112,673,763
Prestige Auto Receivables Trust Series 2022-1A Class A2†	5.90%	7/15/2025	53,794,463	53,702,237
Prestige Auto Receivables Trust Series 2022-1A Class A3†	6.09%	5/15/2026	22,620,000	22,559,813
Santander Drive Auto Receivables Trust Series 2021-1 Class C	0.75%	2/17/2026	21,571,020	21,369,544
Santander Drive Auto Receivables Trust Series 2022-5 Class A2	3.98%	1/15/2025	21,085,538	21,052,737
Santander Drive Auto Receivables Trust Series 2022-6 Class A2	4.37%	5/15/2025	59,072,907	58,941,245

See Notes to Financial Statements.	231

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Santander Drive Auto Receivables Trust Series 2022-6 Class B	4.72%		6/15/2027	$7,500,000	$7,360,767
Santander Drive Auto Receivables Trust Series 2022-6 Class C	4.96%		11/15/2028	5,600,000	5,501,011
Santander Retail Auto Lease Trust Series 2021-A Class A3†	0.51%		7/22/2024	100,295,560	98,833,582
Santander Retail Auto Lease Trust Series 2021-C Class A3†	0.50%		3/20/2025	19,010,490	18,757,135
Toyota Auto Loan Extended Note Trust Series 2020-1A Class A†	1.35%		5/25/2033	29,655,000	27,524,024
Tricolor Auto Securitization Trust Series 2023-1A Class A†	6.48%		8/17/2026	27,532,640	27,471,264
Westlake Automobile Receivables Trust Series 2021-2A Class A2A†	0.32%		4/15/2025	7,827,892	7,803,721
Westlake Automobile Receivables Trust Series 2021-2A Class C†	0.89%		7/15/2026	53,150,000	50,672,477
Westlake Automobile Receivables Trust Series 2022-2A Class A2A†	5.87%		7/15/2026	137,735,000	137,492,201
Westlake Automobile Receivables Trust Series 2022-2A Class B†	6.14%		3/15/2028	35,330,000	35,617,671
Westlake Automobile Receivables Trust Series 2022-2A Class C†	4.85%		9/15/2027	23,985,000	23,427,152
Westlake Automobile Receivables Trust Series 2023-1A Class A2A†	5.51%		6/15/2026	84,460,000	84,168,858
World Omni Select Auto Trust Series 2019-A Class C	2.38%		12/15/2025	8,348,812	8,267,230
World Omni Select Auto Trust Series 2019-A Class D	2.59%		12/15/2025	25,464,000	25,026,750
Total					3,872,931,609

Credit Card 1.45%
American Express Credit Account Master Trust Series 2022-2 Class A	3.39%		5/15/2027	97,593,000	94,923,529
BA Credit Card Trust Series 2022-A2 Class A2	5.00%		4/15/2028	56,065,000	56,389,016
Capital One Multi-Asset Execution Trust Series 2022-A2 Class A	3.49%		5/15/2027	153,288,000	149,278,216
Chase Issuance Trust Series 2022-A1 Class A	3.97%		9/15/2027	31,400,000	30,833,199
Citibank Credit Card Issuance Trust Series 2017-A6 Class A6	5.877% (1 mo. USD LIBOR + 0.77%	)#	5/14/2029	26,080,000	26,113,432
Discover Card Execution Note Trust Series 2022-A3 Class A3	3.56%		7/15/2027	98,691,000	96,141,288

232	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Credit Card (continued)
Discover Card Execution Note Trust Series 2022-A4 Class A	5.03%		10/15/2027	$123,665,000	$124,309,159
Golden Credit Card Trust Series 2018-4A Class A†	3.44%		8/15/2025	28,161,000	28,029,789
Newday Funding Master Issuer PLC Series 2021-1A Class A2†	6.166% (SOFR + 1.10%	)#	3/15/2029	19,600,000	19,527,844
Perimeter Master Note Business Trust Series 2019-2A Class A†	4.23%		5/15/2024	14,756,972	14,547,777
Perimeter Master Note Business Trust Series 2021-1A Class A†	3.19%		12/15/2026	46,000,000	42,781,447
Total					682,874,696

Other 13.72%
ACAM Ltd. Series 2019-FL1 Class A†	6.404% (1 mo. USD Term SOFR + 1.51%	)#	11/17/2034	5,928,006	5,868,726
ACAM Ltd. Series 2019-FL1 Class A†	6.261% (1 mo. USD LIBOR + 1.15%	)#	10/16/2036	102,830,000	101,133,591
ACAM Ltd. Series 2019-FL1 Class AS†	6.754% (1 mo. USD Term SOFR + 1.86%	)#	11/17/2034	25,000,000	24,131,316
Affirm Asset Securitization Trust Series 2021-B Class A†	1.03%		8/17/2026	89,250,000	86,227,210
Affirm Asset Securitization Trust Series 2022-A Class 1A†	4.30%		5/17/2027	30,000,000	28,608,252
Affirm Asset Securitization Trust Series 2022-X1 Class A†	1.75%		2/15/2027	14,976,592	14,583,266
AIMCO CLO Series 2018-BA Class AR†	6.36% (3 mo. USD LIBOR + 1.10%	)#	1/15/2032	69,000,000	68,281,770
AMMC CLO Ltd. Series 2020-23A Class A1R†	6.30% (3 mo. USD LIBOR + 1.04%	)#	10/17/2031	116,150,000	114,708,854
Anchorage Capital CLO 3-R Ltd. Series 2014-3RA Class A†	6.323% (3 mo. USD LIBOR + 1.05%	)#	1/28/2031	29,543,918	29,174,619
Anchorage Capital CLO 4-R Ltd. Series 2014-4RA Class A†	6.323% (3 mo. USD LIBOR + 1.05%	)#	1/28/2031	38,681,104	38,457,282
Apidos CLO XXII Series 2015-22A Class A1R†	6.31% (3 mo. USD LIBOR + 1.06%	)#	4/20/2031	79,418,000	78,407,239
Apidos CLO XXXI Series 2019-31A Class A1R†	6.36% (3 mo. USD LIBOR + 1.10%	)#	4/15/2031	86,400,000	85,069,521
Aqua Finance Trust Series 2019-A Class A†	3.14%		7/16/2040	10,336,753	9,726,270
Aqua Finance Trust Series 2021-A Class A†	1.54%		7/17/2046	68,728,102	61,240,939

See Notes to Financial Statements.	233

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL2 Class A†	6.207% (1 mo. USD LIBOR + 1.10%	)#	5/15/2036	$40,530,000	$39,633,671
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL3 Class A†	6.177% (1 mo. USD LIBOR + 1.07%	)#	8/15/2034	60,510,000	58,624,260
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL3 Class AS†	6.507% (1 mo. USD LIBOR + 1.40%	)#	8/15/2034	18,530,000	18,107,051
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL4 Class A†	6.457% (1 mo. USD LIBOR + 1.35%	)#	11/15/2036	138,500,000	135,618,369
Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1 Class A†	6.322% (30 day USD SOFR Average + 1.45%	)#	1/15/2037	89,340,000	87,736,144
Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL2 Class A†	6.909% (1 mo. USD Term SOFR + 1.85%	)#	5/15/2037	67,630,000	66,805,387
ARES L CLO Ltd. Series 2018-50A Class AR†	6.31% (3 mo. USD LIBOR + 1.05%	)#	1/15/2032	117,390,000	115,629,150
Bain Capital Credit CLO Ltd. Series 2017-1A Class A1R†	6.22% (3 mo. USD LIBOR + 0.97%	)#	7/20/2030	82,071,990	81,217,646
Bain Capital Credit CLO Ltd. Series 2020-5A Class A1†	6.47% (3 mo. USD LIBOR + 1.22%	)#	1/20/2032	72,770,000	72,099,406
Ballyrock CLO Ltd. Series 2019-1A Class A1R†	6.29% (3 mo. USD LIBOR + 1.03%	)#	7/15/2032	138,960,000	136,368,292
Barings CLO Ltd. Series 2019-3A Class A1R†	6.32% (3 mo. USD LIBOR + 1.07%	)#	4/20/2031	7,210,000	7,108,431
BDS Ltd. Series 2021-FL7 Class A†	6.181% (1 mo. USD LIBOR + 1.07%	)#	6/16/2036	54,450,000	53,050,431
Benefit Street Partners CLO IV Ltd. Series 2014-IVA Class ARRR†	6.43% (3 mo. USD LIBOR + 1.18%	)#	1/20/2032	77,740,000	76,715,556
Benefit Street Partners CLO V-B Ltd. Series 2018-5BA Class A1A†	6.34% (3 mo. USD LIBOR + 1.09%	)#	4/20/2031	42,000,000	41,480,941
BlueMountain Fuji U.S. CLO I Ltd. Series 2017-1A Class A1R†	6.23% (3 mo. USD LIBOR + 0.98%	)#	7/20/2029	66,449,765	65,550,604

234	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Other (continued)
BSPRT Issuer Ltd. Series 2021-FL7 Class A†	6.427% (1 mo. USD LIBOR + 1.32%	)#	12/15/2038		$58,340,000	$56,880,406
Carlyle Global Market Strategies CLO Ltd. Series 2015-1A Class AR3†	6.23% (3 mo. USD LIBOR + 0.98%	)#	7/20/2031		75,279,242	74,375,591
Carlyle U.S. CLO Ltd. Series 2017-1A Class A1AR†	6.33% (3 mo. USD LIBOR + 1.08%	)#	4/20/2031		98,250,000	96,740,794
Carlyle U.S. CLO Ltd. Series 2017-2A Class A1R†	6.30% (3 mo. USD LIBOR + 1.05%	)#	7/20/2031		65,210,000	64,393,753
Carlyle U.S. CLO Ltd. Series 2017-3A Class A1AR†	6.15% (3 mo. USD LIBOR + 0.90%	)#	7/20/2029		22,653,887	22,400,873
Cedar Funding X CLO Ltd. Series 2019-10A Class AR†	6.35% (3 mo. USD LIBOR + 1.10%	)#	10/20/2032		10,610,000	10,426,855
Cedar Funding XIV CLO Ltd. Series 2021-14A Class A†	6.36% (3 mo. USD LIBOR + 1.10%	)#	7/15/2033		96,630,000	95,391,101
CF Hippolyta Issuer LLC Series 2021-1A Class A1†	1.53%		3/15/2061		37,697,902	32,986,441
CIFC Funding II Ltd. Series 2013-2A Class A1L2†	6.262% (3 mo. USD LIBOR + 1.00%	)#	10/18/2030		36,810,937	36,461,011
CIFC Funding Ltd. Series 2021-4A Class A†	6.31% (3 mo. USD LIBOR + 1.05%	)#	7/15/2033		46,100,000	45,466,125
CNH Equipment Trust Series 2022-B Class A2	3.94%		12/15/2025		42,883,710	42,541,043
Dell Equipment Finance Trust Series 2021-2 Class A2†	0.33%		12/22/2026		2,101,925	2,095,842
Dryden 55 CLO Ltd. Series 2018-55A Class A1†	6.28% (3 mo. USD LIBOR + 1.02%	)#	4/15/2031		20,170,207	19,982,545
Dryden CLO Ltd. Series 2019-72A Class AR†	6.401% (3 mo. USD LIBOR + 1.08%	)#	5/15/2032		61,070,000	60,112,611
Dryden Senior Loan Fund Series 2017-47A Class A1R†	6.24% (3 mo. USD LIBOR + 0.98%	)#	4/15/2028		74,420,129	73,671,780
Elmwood CLO X Ltd. Series 2021-3A Class A†	6.29% (3 mo. USD LIBOR + 1.04%	)#	10/20/2034		64,360,000	63,475,436
Fairstone Financial Issuance Trust Series I 2020-1A Class A†(a)	2.509%		10/20/2039	CAD	35,080,000	25,329,688
Galaxy XIX CLO Ltd. Series 2015-19A Class A1RR†	6.223% (3 mo. USD LIBOR + 0.95%	)#	7/24/2030		$52,383,575	51,729,161
Greystone CRE Notes Ltd. Series 2021-FL3 Class A†	6.194% (1 mo. USD Term SOFR + 1.13%	)#	7/15/2039		98,670,000	95,980,011
Greywolf CLO VII Ltd. Series 2018-2A Class A1†	6.489% (3 mo. USD Term SOFR + 1.44%	)#	10/20/2031		37,250,000	36,964,941

See Notes to Financial Statements.	235

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Halcyon Loan Advisors Funding Ltd. Series 2015-2A Class BR†	6.905% (3 mo. USD LIBOR + 1.65%	)#	7/25/2027	$745,212	$746,865
Halcyon Loan Advisors Funding Ltd. Series 2017-2A Class A2†	6.96% (3 mo. USD LIBOR + 1.70%	)#	1/17/2030	23,027,000	22,672,925
HGI CRE CLO Ltd. Series 2021-FL2 Class A†	6.105% (1 mo. USD LIBOR + 1.00%	)#	9/17/2036	23,657,352	22,883,212
HPEFS Equipment Trust Series 2023-1A Class A2†	5.43%		8/20/2025	91,705,000	91,321,481
JFIN CLO Ltd. Series 2013-1A Class A1NR†	6.64% (3 mo. USD LIBOR + 1.39%	)#	1/20/2030	42,082,611	41,858,524
JFIN CLO Ltd. Series 2013-1A Class A2R†	7.45% (3 mo. USD LIBOR + 2.20%	)#	1/20/2030	37,290,505	36,894,414
KKR CLO Ltd. Series 24 Class A1R†	6.33% (3 mo. USD LIBOR + 1.08%	)#	4/20/2032	130,540,000	128,603,419
KKR CLO Ltd. Series 30A Class A1R†	6.28% (3 mo. USD LIBOR + 1.02%	)#	10/17/2031	18,250,000	18,014,776
KKR CLO Ltd. Series 38A Class A1†	6.306% (3 mo. USD Term SOFR + 1.32%	)#	4/15/2033	38,950,000	38,083,506
KREF Ltd. Series 2021-FL2 Class A†	6.178% (1 mo. USD LIBOR + 1.07%	)#	2/15/2039	74,690,000	72,078,673
KREF Ltd. Series 2021-FL2 Class AS†	6.408% (1 mo. USD LIBOR + 1.30%	)#	2/15/2039	37,030,000	35,085,925
LCM XXII Ltd. Series 22A Class A1R†	6.41% (3 mo. USD LIBOR + 1.16%	)#	10/20/2028	8,155,663	8,097,345
Lendmark Funding Trust Series 2021-1A Class A†	5.12%		7/20/2032	82,215,000	80,649,881
Lendmark Funding Trust Series 2021-2A Class A†	2.00%		4/20/2032	137,050,000	117,944,325
Lendmark Funding Trust Series 2023-1A Class A†	5.59%		5/20/2033	36,380,000	36,069,890
LMREC, Inc. Series 2019-CRE3 Class A†	6.527% (1 mo. USD LIBOR + 1.40%	)#	12/22/2035	24,083,043	23,826,786
LoanCore Issuer Ltd. Series 2022-CRE7 Class A†	6.456% (30 day USD SOFR Average + 1.55%	)#	1/17/2037	77,070,000	75,765,445
Madison Park Funding XI Ltd. Series 2013-11A Class AR2†	6.173% (3 mo. USD LIBOR + 0.90%	)#	7/23/2029	13,220,240	13,078,770
Madison Park Funding XVII Ltd. Series 2015-17A Class AR2†	6.261% (3 mo. USD LIBOR + 1.00%	)#	7/21/2030	45,666,594	45,141,429
Madison Park Funding XXV Ltd. Series 2017-25A Class A1R†	6.225% (3 mo. USD LIBOR + 0.97%	)#	4/25/2029	52,189,448	51,617,760

236	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Magnetite VII Ltd. Series 2012-7A Class A1R2†	6.06% (3 mo. USD LIBOR + 0.80%	)#	1/15/2028	$29,580,618	$29,336,578
Magnetite XXII Ltd. Series 2019-22A Class AR†	6.32% (3 mo. USD LIBOR + 1.06%	)#	4/15/2031	47,750,000	47,148,168
Magnetite Xxix Ltd. Series 2021-29A Class A†	6.25% (3 mo. USD LIBOR + 0.99%	)#	1/15/2034	79,670,000	78,556,418
Mariner Finance Issuance Trust Series 2021-BA Class A†	2.10%		11/20/2036	64,135,000	56,296,998
MF1 LLC Series 2022-FL9 Class A†	7.223% (1 mo. USD Term SOFR + 2.15%	)#	6/19/2037	89,910,000	89,626,783
MF1 Ltd. Series 2021-FL6 Class AS†	6.561% (1 mo. USD LIBOR + 1.45%	)#	7/16/2036	53,870,000	52,765,367
MF1 Ltd. Series 2021-FL7 Class A†	6.191% (1 mo. USD LIBOR + 1.08%	)#	10/16/2036	51,562,000	50,144,045
Mountain View CLO LLC Series 2017-1A Class AR†	6.35% (3 mo. USD LIBOR + 1.09%	)#	10/16/2029	27,401,874	27,208,475
Mountain View CLO LLC Series 2017-1A Class BR†	7.01% (3 mo. USD LIBOR + 1.75%	)#	10/16/2029	36,501,623	35,871,197
MVW Owner Trust Series 2017-1A Class A†	2.42%		12/20/2034	2,260,117	2,237,487
New Economy Assets Phase 1 Sponsor LLC Series 2021-1 Class A1†	1.91%		10/20/2061	70,550,000	60,989,036
New Economy Assets Phase 1 Sponsor LLC Series 2021-1 Class B1†	2.41%		10/20/2061	28,890,000	24,307,364
Newark BSL CLO 1 Ltd. Series 2016-1A Class A1R†	6.44% (3 mo. USD Term SOFR + 1.36%	)#	12/21/2029	62,150,606	61,663,516
Newark BSL CLO 2 Ltd. Series 2017-1A Class A1R†	6.225% (3 mo. USD LIBOR + 0.97%	)#	7/25/2030	45,346,274	44,911,792
OCP CLO Ltd. Series 2019-17A Class A1R†	6.29% (3 mo. USD LIBOR + 1.04%	)#	7/20/2032	157,030,000	154,303,576
Octagon Investment Partners 30 Ltd. Series 2017-1A Class A1R†	6.25% (3 mo. USD LIBOR + 1.00%	)#	3/17/2030	33,147,708	32,766,509
Octagon Investment Partners 32 Ltd. Series 2017-1A Class A1R†	6.21% (3 mo. USD LIBOR + 0.95%	)#	7/15/2029	111,905,361	110,853,104
Octagon Investment Partners 49 Ltd. Series 2020-5A Class A1†	6.48% (3 mo. USD LIBOR + 1.22%	)#	1/15/2033	44,600,000	44,109,976
Octagon Investment Partners XIV Ltd. Series 2012-1A Class AARR†	6.21% (3 mo. USD LIBOR + 0.95%	)#	7/15/2029	38,501,695	38,194,496

See Notes to Financial Statements.	237

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Octagon Investment Partners XXI Ltd. Series 2014-1A Class AAR3†	6.321% (3 mo. USD LIBOR + 1.00%	)#	2/14/2031	$73,440,000	$72,448,560
Octane Receivables Trust Series 2022-2A Class A†	5.11%		2/22/2028	45,746,671	45,227,359
OneMain Financial Issuance Trust Series 2018-2A Class A†	3.57%		3/14/2033	6,699,958	6,594,015
OneMain Financial Issuance Trust Series 2019-2A Class A†	3.14%		10/14/2036	75,865,000	69,597,565
OneMain Financial Issuance Trust Series 2020-2A Class A†	1.75%		9/14/2035	21,084,000	18,992,231
OneMain Financial Issuance Trust Series 2020-2A Class C†	2.76%		9/14/2035	14,375,000	12,643,300
OneMain Financial Issuance Trust Series 2021-1A Class A1†	1.55%		6/16/2036	18,050,000	15,802,658
OneMain Financial Issuance Trust Series 2021-3A Class A†	5.94%		5/15/2034	105,705,000	106,456,742
Orange Lake Timeshare Trust Series 2019-A Class A†	3.06%		4/9/2038	4,462,241	4,273,040
OZLM XVII Ltd. Series 2017 17A Class A1†	6.50% (3 mo. USD LIBOR + 1.25%	)#	7/20/2030	11,925,527	11,824,228
Pagaya AI Debt Trust Series 2022-1 Class A†	2.03%		10/15/2029	84,071,085	81,699,524
Perimeter Master Note Business	2.13%		5/15/2027	90,000,000	85,471,224
PFS Financing Corp. Series 2020-E Class A†	1.00%		10/15/2025	71,520,000	70,197,059
PFS Financing Corp. Series 2020-G Class A†	0.97%		2/15/2026	55,841,000	53,844,131
PFS Financing Corp. Series 2023-A Class A†	5.80%		3/15/2028	90,750,000	92,226,956
Planet Fitness Master Issuer LLC Series 2018-1A Class A2II†	4.666%		9/5/2048	18,105,845	17,444,835
Prima Capital CRE Securitization Ltd. Series 2013-3A Class C†	5.00%		10/24/2035	35,011,000	33,568,057	(b)
Rad CLO 2 Ltd. Series 2018-2A Class AR†	6.34% (3 mo. USD LIBOR + 1.08%	)#	10/15/2031	100,220,000	99,126,084
Romark CLO Ltd. Series 2017-1A Class A1R†	6.303% (3 mo. USD LIBOR + 1.03%	)#	10/23/2030	56,835,574	56,272,856
SCF Equipment Leasing LLC Series 2019-2A Class A2†	2.47%		4/20/2026	33,083,275	32,872,944
SCF Equipment Leasing LLC Series 2021-1A Class A3†	0.83%		8/21/2028	88,097,381	85,785,873
SCF Equipment Leasing LLC Series 2021-1A Class B†	1.37%		8/20/2029	14,900,000	13,763,784
SCF Equipment Leasing LLC Series 2022-1A Class A3†	2.92%		7/20/2029	111,160,000	106,045,951
SCF Equipment Leasing LLC Series 2022-1A Class B†	3.22%		10/21/2030	45,560,000	42,069,352
TCI-Flatiron CLO Ltd. Series 2017-1A Class AR†	6.29% (3 mo. USD LIBOR + 0.96%	)#	11/18/2030	49,780,287	49,332,265

238	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
TCI-Flatiron CLO Ltd. Series 2018-1A Class ANR†	6.359% (3 mo. USD LIBOR + 1.06%	)#	1/29/2032	$32,300,000	$31,839,543
TICP CLO XIV Ltd. Series 2019-14A Class A1R†	6.33% (3 mo. USD LIBOR + 1.08%	)#	10/20/2032	25,520,000	25,030,518
Upstart Securitization Trust Series 2021-2 Class A†	0.91%		6/20/2031	3,654,823	3,636,185
Upstart Securitization Trust Series 2021-5 Class A†	1.31%		11/20/2031	19,261,619	18,785,179
Venture 33 CLO Ltd. Series 2018-33A Class A1LR†	6.32% (3 mo. USD LIBOR + 1.06%	)#	7/15/2031	68,200,000	67,319,896
VERDE CLO Ltd. Series 2019-1A Class AR†	6.36% (3 mo. USD LIBOR + 1.10%	)#	4/15/2032	19,355,000	19,060,163
Verizon Master Trust Series 2022-7 Class A1A	5.23%		11/22/2027	89,315,000	89,230,490
Wind River CLO Ltd. Series 2013-1A Class A1RR†	6.23% (3 mo. USD LIBOR + 0.98%	)#	7/20/2030	93,228,694	92,477,398
Total					6,441,456,403

Rec Vehicle Loan 0.22%
Octane Receivables Trust Series 2021-1A Class A†	0.93%		3/22/2027	12,183,221	11,814,159
Octane Receivables Trust Series 2022-1A Class A2†	4.18%		3/20/2028	59,799,765	58,725,540
Octane Receivables Trust Series 2023-1A Class A†	5.87%		5/21/2029	31,867,624	31,766,534
Total					102,306,233

Student Loan 0.54%
Navient Private Education Refi Loan Trust Series 2020-FA Class A†	1.22%		7/15/2069	40,798,074	36,514,521
Navient Private Education Refi Loan Trust Series 2021-CA Class A†	1.06%		10/15/2069	103,231,342	90,032,802
Navient Private Education Refi Loan Trust Series 2022-A Class A†	2.23%		7/15/2070	93,278,739	82,050,423
Nelnet Student Loan Trust Series 2021-A Class APT1†	1.36%		4/20/2062	40,487,155	36,484,729
Towd Point Asset Trust Series 2018-SL1 Class A†	5.738% (1 mo. USD LIBOR + 0.60%	)#	1/25/2046	11,218,234	11,155,376
Total					256,237,851
Total Asset-Backed Securities (cost $11,659,216,137)					11,355,806,792

				Shares

COMMON STOCKS 0.00%

Oil, Gas & Consumable Fuels
Earthstone Energy, Inc. Class A* (cost $0)				430	5,164

See Notes to Financial Statements.	239

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
CORPORATE BONDS 51.47%

Agriculture 1.71%
BAT Capital Corp.	2.789%	9/6/2024	$27,255,000	$26,270,366
BAT Capital Corp.	3.222%	8/15/2024	185,456,000	180,054,294
BAT Capital Corp.	3.557%	8/15/2027	20,652,000	18,997,140
BAT International Finance PLC (United Kingdom)†(c)	3.95%	6/15/2025	26,816,000	25,975,513
Imperial Brands Finance PLC (United Kingdom)†(c)	3.125%	7/26/2024	166,275,000	160,563,824
Imperial Brands Finance PLC (United Kingdom)†(c)	6.125%	7/27/2027	114,046,000	116,090,527
Philip Morris International, Inc.	4.875%	2/13/2026	35,674,000	35,613,580
Philip Morris International, Inc.	5.00%	11/17/2025	16,316,000	16,349,056
Philip Morris International, Inc.	5.125%	11/17/2027	64,789,000	65,494,920
Reynolds American, Inc.	4.45%	6/12/2025	80,775,000	79,057,813
Viterra Finance BV (Netherlands)†(c)	2.00%	4/21/2026	47,780,000	42,516,162
Viterra Finance BV (Netherlands)†(c)	4.90%	4/21/2027	36,422,000	34,933,911
Total				801,917,106

Airlines 0.01%
Air Canada Pass-Through Trust Series 2015-2B Class B (Canada)†(c)	5.00%	6/15/2025	4,463,142	4,437,335

Apparel 0.04%
PVH Corp.	4.625%	7/10/2025	19,872,000	19,386,065

Auto Manufacturers 2.43%
Daimler Truck Finance North America LLC†	5.15%	1/16/2026	19,431,000	19,446,248
Ford Motor Credit Co. LLC	2.30%	2/10/2025	6,566,000	6,134,868
Ford Motor Credit Co. LLC	3.37%	11/17/2023	24,000,000	23,726,174
Ford Motor Credit Co. LLC	3.375%	11/13/2025	32,489,000	29,995,382
Ford Motor Credit Co. LLC	5.125%	6/16/2025	11,355,000	11,019,011
Ford Motor Credit Co. LLC	5.584%	3/18/2024	157,148,000	156,578,401
General Motors Co.	6.125%	10/1/2025	48,531,000	49,287,576
General Motors Financial Co., Inc.	2.75%	6/20/2025	74,459,000	70,598,412
General Motors Financial Co., Inc.	2.90%	2/26/2025	30,070,000	28,663,685
General Motors Financial Co., Inc.	3.95%	4/13/2024	35,702,000	35,148,049
General Motors Financial Co., Inc.	5.10%	1/17/2024	196,712,000	195,998,890
General Motors Financial Co., Inc.	5.40%	4/6/2026	29,734,000	29,611,216
Hyundai Capital America†	0.80%	1/8/2024	99,441,000	96,464,168
Hyundai Capital America†	0.875%	6/14/2024	84,025,000	79,961,942
Hyundai Capital America†	1.00%	9/17/2024	24,328,000	22,915,670
Hyundai Capital America†	1.25%	9/18/2023	98,674,000	97,289,658
Hyundai Capital America†	1.30%	1/8/2026	39,188,000	35,160,087

240	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Auto Manufacturers (continued)
Hyundai Capital America†	1.50%		6/15/2026	$47,772,000	$42,414,306
Hyundai Capital America†	1.80%		10/15/2025	10,345,000	9,493,336
Hyundai Capital America†	5.50%		3/30/2026	46,107,000	46,128,778
Hyundai Capital America†	5.875%		4/7/2025	13,781,000	13,866,612
Nissan Motor Co. Ltd. (Japan)†(c)	3.043%		9/15/2023	38,676,000	38,291,113
Total					1,138,193,582

Auto Parts & Equipment 0.08%
Clarios Global LP/Clarios U.S. Finance Co.†	8.50%		5/15/2027	37,478,000	37,644,740

Banks 19.37%
ABN AMRO Bank NV (Netherlands)†(c)	4.75%		7/28/2025	91,639,000	88,923,184
ABN AMRO Bank NV (Netherlands)†(c)	4.80%		4/18/2026	48,000,000	46,407,624
AIB Group PLC (Ireland)†(c)	4.263% (3 mo. USD LIBOR + 1.87%	)#	4/10/2025	122,186,000	119,368,612
Australia & New Zealand Banking Group Ltd. (Australia)†(c)	4.40%		5/19/2026	25,108,000	24,048,812
Australia & New Zealand Banking Group Ltd. (Australia)†(c)	4.50%		3/19/2024	12,844,000	12,674,090
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (Mexico)†(c)	5.375%		4/17/2025	23,770,000	23,683,610
Bank of America Corp.	0.523% (SOFR + 0.41%	)#	6/14/2024	78,938,000	78,774,045
Bank of America Corp.	0.981% (SOFR + 0.91%	)#	9/25/2025	19,293,000	18,088,316
Bank of America Corp.	1.197% (SOFR + 1.01%	)#	10/24/2026	131,403,000	118,500,943
Bank of America Corp.	1.319% (SOFR + 1.15%	)#	6/19/2026	81,286,000	74,604,048
Bank of America Corp.	1.53% (SOFR + 0.65%	)#	12/6/2025	40,584,000	38,060,197
Bank of America Corp.	1.734% (SOFR + 0.96%	)#	7/22/2027	30,964,000	27,626,946
Bank of America Corp.	2.456% (3 mo. USD Term SOFR + 1.13%	)#	10/22/2025	54,308,000	51,830,990
Bank of America Corp.	3.093% (3 mo. USD Term SOFR + 1.09%	)#	10/1/2025	51,089,000	49,269,383
Bank of America Corp.	3.366% (3 mo. USD Term SOFR + 1.07%	)#	1/23/2026	109,555,000	105,314,515
Bank of America Corp.	3.384% (SOFR + 1.33%	)#	4/2/2026	166,560,000	160,350,238

See Notes to Financial Statements.	241

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Bank of America Corp.	3.841% (SOFR + 1.11%	)#	4/25/2025	$71,671,000	$70,465,309
Bank of America Corp.	3.864% (3 mo. USD Term SOFR + 1.20%	)#	7/23/2024	140,556,000	140,131,326
Bank of America Corp.	3.95%		4/21/2025	97,385,000	94,918,471
Bank of America Corp.	4.00%		1/22/2025	47,000,000	45,933,589
Bank of America Corp.	4.827% (SOFR + 1.75%	)#	7/22/2026	10,000,000	9,896,318
Bank of America Corp.	4.948% (SOFR + 2.04%	)#	7/22/2028	77,426,000	76,635,667
Bank of Ireland Group PLC (Ireland)†(c)	2.029% (1 yr. CMT + 1.10%	)#	9/30/2027	56,942,000	49,578,886
Bank of Ireland Group PLC (Ireland)†(c)	4.50%		11/25/2023	35,213,000	34,895,590
Bank of Ireland Group PLC (Ireland)†(c)	6.253% (1 yr. CMT + 2.65%	)#	9/16/2026	28,691,000	28,594,635
Bank of Montreal (Canada)(c)	3.70%		6/7/2025	56,322,000	54,602,532
Bank of Montreal (Canada)(c)	4.25%		9/14/2024	81,709,000	80,407,161
Bank of Montreal (Canada)(c)	5.20%		12/12/2024	56,741,000	56,520,552
Bank of Montreal (Canada)(c)(d)	5.30%		6/5/2026	59,540,000	59,634,553
Bank of New York Mellon	5.148%	#	5/22/2026	29,455,000	29,425,351
Bank of New York Mellon Corp.	4.414% (SOFR + 1.35%	)#	7/24/2026	22,289,000	21,853,827
Bank of New York Mellon Corp.	4.543% (SOFR + 1.17%	)#	2/1/2029	40,155,000	39,507,148
Bank of New York Mellon Corp.	4.947% (SOFR + 1.03%	)#	4/26/2027	17,917,000	17,863,204
Bank of Nova Scotia (Canada)(c)	4.75%		2/2/2026	40,233,000	39,978,179
BankUnited, Inc.	4.875%		11/17/2025	66,202,000	55,421,151
Barclays plc (United Kingdom)(c)	2.852% (SOFR + 2.71%	)#	5/7/2026	44,123,000	41,484,895
Barclays plc (United Kingdom)(c)	3.932% (3 mo. USD LIBOR + 1.61%	)#	5/7/2025	11,594,000	11,348,732
Barclays plc (United Kingdom)(c)	4.836%		5/9/2028	10,192,000	9,442,474
Barclays plc (United Kingdom)(c)	5.20%		5/12/2026	93,499,000	90,790,893
Barclays plc (United Kingdom)(c)	5.829% (SOFR + 2.21%	)#	5/9/2027	77,116,000	76,981,536
BBVA Bancomer SA†	4.375%		4/10/2024	22,165,000	21,924,397
BNP Paribas SA (France)†(c)	1.323% (SOFR + 1.00%	)#	1/13/2027	20,584,000	18,371,809
BNP Paribas SA (France)†(c)	2.219% (SOFR + 2.07%	)#	6/9/2026	13,505,000	12,541,778

242	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
BNP Paribas SA (France)†(c)	2.819% (3 mo. USD LIBOR + 1.11%	)#	11/19/2025	$36,837,000	$35,114,822
BNP Paribas SA (France)†(c)	4.375%		5/12/2026	11,186,000	10,725,222
BNP Paribas SA (France)†(c)	5.125% (1 yr. CMT + 1.45%	)#	1/13/2029	38,699,000	38,607,086
BPCE SA (France)†(c)	2.375%		1/14/2025	14,304,000	13,480,597
BPCE SA (France)†(c)	4.50%		3/15/2025	53,678,000	51,805,709
BPCE SA (France)†(c)	4.875%		4/1/2026	22,232,000	21,532,747
BPCE SA (France)†(c)	5.15%		7/21/2024	5,000,000	4,895,941
BPCE SA (France)†(c)	5.975% (SOFR + 2.10%	)#	1/18/2027	58,362,000	58,338,193
Canadian Imperial Bank of Commerce (Canada)(c)	3.945%		8/4/2025	77,817,000	75,418,566
Canadian Imperial Bank of Commerce (Canada)(c)	5.001%		4/28/2028	62,884,000	62,246,461
Canadian Imperial Bank of Commerce (Canada)(c)	5.144%		4/28/2025	84,123,000	83,670,120
Citigroup, Inc.	3.106% (SOFR + 2.84%	)#	4/8/2026	261,002,000	250,326,812
Citigroup, Inc.	3.29% (SOFR + 1.53%	)#	3/17/2026	15,948,000	15,347,248
Citigroup, Inc.	3.352% (3 mo. USD Term SOFR + 1.16%	)#	4/24/2025	84,116,000	82,235,805
Citigroup, Inc.	3.875%		3/26/2025	33,016,000	32,068,868
Citigroup, Inc.	3.887% (3 mo. USD Term SOFR + 1.82%	)#	1/10/2028	17,272,000	16,451,288
Citigroup, Inc.	4.14% (SOFR + 1.37%	)#	5/24/2025	27,692,000	27,255,541
Citigroup, Inc.	4.40%		6/10/2025	170,806,000	166,895,291
Citigroup, Inc.	5.50%		9/13/2025	37,065,000	37,079,791
Citigroup, Inc.	5.61% (SOFR + 1.55%	)#	9/29/2026	12,000,000	12,093,405
Citizens Bank NA	4.575% (SOFR + 2.00%	)#	8/9/2028	50,348,000	45,925,708
Citizens Bank NA	6.064% (SOFR + 1.45%	)#	10/24/2025	31,438,000	29,524,243
Credit Agricole SA (France)†(c)	4.375%		3/17/2025	89,787,000	86,940,151
Credit Suisse AG	0.52%		8/9/2023	25,000,000	24,678,125
Credit Suisse AG	3.625%		9/9/2024	5,668,000	5,431,588
Credit Suisse AG	5.465% (SOFR + 0.39%	)#	2/2/2024	20,893,000	20,483,572
Credit Suisse Group AG (Switzerland)†(c)	2.193% (SOFR + 2.04%	)#	6/5/2026	42,530,000	38,634,847

See Notes to Financial Statements.	243

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Credit Suisse Group AG (Switzerland)†(c)	2.593% (SOFR + 1.56%	)#	9/11/2025	$27,460,000	$25,912,904
Credit Suisse Group AG (Switzerland)(c)	3.80%		6/9/2023	21,735,000	21,718,699
Credit Suisse Group AG (Switzerland)†(c)	4.207% (3 mo. USD LIBOR + 1.24%	)#	6/12/2024	17,160,000	16,955,796
Danske Bank AS (Denmark)†(c)	0.976% (1 yr. CMT + .55%	)#	9/10/2025	46,616,000	43,470,505
Danske Bank AS (Denmark)†(c)	1.226% (1 yr. CMT + 1.00%	)#	6/22/2024	51,642,000	51,509,472
Danske Bank AS (Denmark)†(c)	1.621% (1 yr. CMT + 1.35%	)#	9/11/2026	46,515,000	41,849,548
Danske Bank AS (Denmark)†(c)	3.244% (3 mo. USD LIBOR + 1.59%	)#	12/20/2025	137,918,000	131,463,647
Danske Bank AS (Denmark)†(c)	4.298% (1 yr. CMT + 1.75%	)#	4/1/2028	37,345,000	35,100,022
Danske Bank AS (Denmark)†(c)	5.375%		1/12/2024	66,319,000	65,813,607
Danske Bank AS (Denmark)†(c)	6.466% (1 yr. CMT + 2.10%	)#	1/9/2026	24,918,000	24,962,573
Discover Bank	4.25%		3/13/2026	17,999,000	17,171,398
Federation des Caisses Desjardins du Quebec (Canada)†(c)	5.70%		3/14/2028	50,861,000	51,338,979
First-Citizens Bank & Trust Co.	3.929% (SOFR + 3.83%	)#	6/19/2024	30,237,000	29,881,230
Goldman Sachs Group, Inc.	0.657% (SOFR + 0.51%	)#	9/10/2024	78,938,000	77,739,023
Goldman Sachs Group, Inc.	1.948% (SOFR + 0.91%	)#	10/21/2027	122,648,000	109,289,591
Goldman Sachs Group, Inc.	2.64% (SOFR + 1.11%	)#	2/24/2028	38,073,000	34,539,877
Goldman Sachs Group, Inc.	3.272% (3 mo. USD Term SOFR + 1.46%	)#	9/29/2025	34,934,000	33,797,895
Goldman Sachs Group, Inc.	3.50%		4/1/2025	69,748,000	67,386,856
Goldman Sachs Group, Inc.	4.223% (3 mo. USD Term SOFR + 1.56%	)#	5/1/2029	70,417,000	66,788,946
Goldman Sachs Group, Inc.	4.387% (SOFR + 1.51%	)#	6/15/2027	24,825,000	24,354,404
Goldman Sachs Group, Inc.	5.751% (SOFR + 0.70%	)#	1/24/2025	77,022,000	76,778,403
HSBC Holdings PLC (United Kingdom)(c)	0.732% (SOFR + 0.53%	)#	8/17/2024	29,988,000	29,624,930
HSBC Holdings PLC (United Kingdom)(c)	0.976% (SOFR + 0.71%	)#	5/24/2025	22,757,000	21,626,592

244	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
HSBC Holdings PLC (United Kingdom)(c)	3.803% (3 mo. USD LIBOR + 1.21%	)#	3/11/2025	$82,990,000	$81,460,909
HSBC USA, Inc.	5.625%		3/17/2025	39,963,000	40,055,687
Huntington Bancshares, Inc.	4.443% (SOFR + 1.97%	)#	8/4/2028	33,784,000	31,421,995
Huntington National Bank	4.008% (SOFR + 1.21%	)#	5/16/2025	29,134,000	27,486,472
Huntington National Bank	5.699% (SOFR + 1.22%	)#	11/18/2025	80,138,000	76,111,066
Intesa Sanpaolo SpA (Italy)†(c)	3.25%		9/23/2024	20,481,000	19,662,008
Intesa Sanpaolo SpA (Italy)†(c)	5.017%		6/26/2024	169,412,000	164,828,653
Intesa Sanpaolo SpA (Italy)†(c)	5.71%		1/15/2026	78,550,000	74,828,329
JPMorgan Chase & Co.	0.768% (SOFR + 0.49%	)#	8/9/2025	78,538,000	73,934,071
JPMorgan Chase & Co.	0.824% (3 mo. USD Term SOFR + 0.54%	)#	6/1/2025	91,927,000	87,361,709
JPMorgan Chase & Co.	3.797% (3 mo. USD Term SOFR + 0.89%	)#	7/23/2024	52,372,000	52,222,746
JPMorgan Chase & Co.	3.845% (SOFR + 0.98%	)#	6/14/2025	95,901,000	94,020,154
JPMorgan Chase & Co.	4.851% (SOFR + 1.99%	)#	7/25/2028	76,438,000	76,077,693
JPMorgan Chase & Co.	6.012% (SOFR + 0.92%	)#	2/24/2026	57,956,000	58,025,433
JPMorgan Chase & Co.	6.272% (SOFR + 1.18%	)#	2/24/2028	38,901,000	39,150,215
Lloyds Banking Group PLC (United Kingdom)(c)	4.582%		12/10/2025	18,348,000	17,519,785
Lloyds Banking Group PLC (United Kingdom)(c)	4.65%		3/24/2026	29,589,000	28,274,818
M&T Bank Corp.	4.553% (SOFR + 1.78%	)#	8/16/2028	43,711,000	40,887,770
Macquarie Bank Ltd. (Australia)†(c)	4.875%		6/10/2025	32,811,000	31,948,313
Macquarie Group Ltd. (Australia)†(c)	1.201% (SOFR + 0.69%	)#	10/14/2025	40,033,000	37,497,465
Macquarie Group Ltd. (Australia)†(c)	1.34% (SOFR + 1.07%	)#	1/12/2027	67,569,000	60,506,312
Macquarie Group Ltd. (Australia)†(c)	3.763% (3 mo. USD LIBOR + 1.37%	)#	11/28/2028	29,817,000	27,601,663
Macquarie Group Ltd. (Australia)†(c)	5.108% (SOFR + 2.21%	)#	8/9/2026	83,107,000	82,248,958
Manufacturers & Traders Trust Co.	4.65%		1/27/2026	202,227,000	192,738,343
Manufacturers & Traders Trust Co.	4.70%		1/27/2028	60,402,000	56,576,300

See Notes to Financial Statements.	245

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Mitsubishi UFJ Financial Group, Inc. (Japan)(c)	0.953% (1 yr. CMT + .55%	)#	7/19/2025	$58,686,000	$55,410,076
Mitsubishi UFJ Financial Group, Inc. (Japan)(c)	0.962% (1 yr. CMT + .45%	)#	10/11/2025	5,000,000	4,669,646
Mitsubishi UFJ Financial Group, Inc. (Japan)(c)	4.788% (1 yr. CMT + 1.70%	)#	7/18/2025	99,237,000	98,210,956
Mitsubishi UFJ Financial Group, Inc. (Japan)(c)	5.063% (1 yr. CMT + 1.55%	)#	9/12/2025	58,107,000	57,617,361
Mitsubishi UFJ Financial Group, Inc. (Japan)(c)	5.719% (1 yr. CMT + 1.08%	)#	2/20/2026	51,520,000	51,513,680
Morgan Stanley	0.79% (SOFR + 0.53%	)#	5/30/2025	94,058,000	89,174,470
Morgan Stanley	0.791% (SOFR + 0.51%	)#	1/22/2025	98,685,000	95,508,300
Morgan Stanley	3.62% (SOFR + 1.16%	)#	4/17/2025	46,263,000	45,338,030
Morgan Stanley	5.05% (SOFR + 1.30%	)#	1/28/2027	21,989,000	21,929,837
Morgan Stanley	5.123% (SOFR + 1.73%	)#	2/1/2029	32,276,000	32,133,039
Morgan Stanley	6.138% (SOFR + 1.77%	)#	10/16/2026	34,700,000	35,468,577
National Securities Clearing Corp.†	5.00%		5/30/2028	15,174,000	15,246,629
NatWest Group PLC (United Kingdom)(c)	4.269% (3 mo. USD LIBOR + 1.76%	)#	3/22/2025	136,071,000	133,802,190
NatWest Group PLC (United Kingdom)(c)	4.519% (3 mo. USD LIBOR + 1.55%	)#	6/25/2024	24,877,000	24,832,391
NatWest Group PLC (United Kingdom)(c)	5.847% (1 yr. CMT + 1.35%	)#	3/2/2027	22,160,000	22,237,195
NatWest Markets PLC (United Kingdom)†(c)	0.80%		8/12/2024	23,409,000	22,122,336
NatWest Markets PLC (United Kingdom)†(c)	3.479%		3/22/2025	41,245,000	39,671,322
Nordea Bank Abp (Finland)†(c)	3.60%		6/6/2025	37,771,000	36,441,253
Popular, Inc.	6.125%		9/14/2023	10,033,000	10,009,379
Royal Bank of Canada (Canada)(c)	4.24%		8/3/2027	70,098,000	68,153,241
Royal Bank of Canada (Canada)(c)	4.875%		1/12/2026	59,095,000	58,823,111
Royal Bank of Canada (Canada)(c)	6.00%		11/1/2027	35,670,000	36,979,368
Santander Holdings USA, Inc.	2.49% (SOFR + 1.25%	)#	1/6/2028	35,038,000	30,653,725
Santander Holdings USA, Inc.	3.244%		10/5/2026	38,058,000	34,559,022
Santander Holdings USA, Inc.	3.50%		6/7/2024	33,117,000	32,196,221

246	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Santander Holdings USA, Inc.	5.807% (SOFR + 2.33%	)#	9/9/2026	$25,410,000	$25,094,659
Santander U.K. Group Holdings PLC (United Kingdom)(c)	1.089% (SOFR + 0.79%	)#	3/15/2025	13,611,000	12,998,265
Santander U.K. Group Holdings PLC (United Kingdom)(c)	2.469% (SOFR + 1.22%	)#	1/11/2028	37,697,000	33,129,959
Santander U.K. Group Holdings PLC (United Kingdom)†(c)	4.75%		9/15/2025	42,889,000	41,117,994
Santander U.K. Group Holdings PLC (United Kingdom)(c)	4.796% (3 mo. USD LIBOR + 1.57%	)#	11/15/2024	10,000,000	9,921,820
Santander U.K. Group Holdings PLC (United Kingdom)(c)	6.534% (SOFR + 2.60%	)#	1/10/2029	58,887,000	59,890,715
Societe Generale SA (France)†(c)	2.226% (1 yr. CMT + 1.05%	)#	1/21/2026	76,944,000	71,454,252
Standard Chartered PLC (United Kingdom)†(c)	0.991% (1 yr. CMT + 0.78%	)#	1/12/2025	100,594,000	97,318,885
Standard Chartered PLC (United Kingdom)†(c)	1.214% (1 yr. CMT + 0.88%	)#	3/23/2025	10,244,000	9,845,879
Standard Chartered PLC (United Kingdom)†(c)	2.819% (3 mo. USD LIBOR + 1.21%	)#	1/30/2026	8,168,000	7,724,091
Standard Chartered PLC (United Kingdom)†(c)	5.20%		1/26/2024	15,029,000	14,881,944
State Street Corp.	5.104% (SOFR + 1.13%	)#	5/18/2026	51,586,000	51,473,802
Svenska Handelsbanken AB (Sweden)†(c)	3.65%		6/10/2025	56,299,000	54,392,148
Toronto-Dominion Bank (Canada)(c)	3.766%		6/6/2025	90,096,000	87,584,260
Toronto-Dominion Bank (Canada)(c)	4.693%		9/15/2027	58,711,000	57,648,870
Truist Financial Corp.	4.26% (SOFR + 1.46%	)#	7/28/2026	70,757,000	68,058,704
Truist Financial Corp.	4.873% (SOFR + 1.44%	)#	1/26/2029	23,640,000	22,898,898
U.S. Bancorp	4.548% (SOFR + 1.66%	)#	7/22/2028	53,941,000	51,880,592
U.S. Bancorp	4.653% (SOFR + 1.23%	)#	2/1/2029	59,954,000	57,859,059
UBS AG (United Kingdom)†(c)	0.70%		8/9/2024	30,000,000	28,249,802
UBS AG (Switzerland)(c)	5.125%		5/15/2024	176,654,000	174,064,252
UBS Group AG (Switzerland)†(c)	1.494% (1 yr. CMT + 0.85%	)#	8/10/2027	41,679,000	35,959,409

See Notes to Financial Statements.	247

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
UBS Group AG (Switzerland)†(c)	4.125%		9/24/2025	$52,464,000	$50,414,250
UBS Group AG (Switzerland)†(c)	4.125%		4/15/2026	48,362,000	46,287,391
UBS Group AG (Switzerland)†(c)	4.488% (1 yr. CMT + 1.55%	)#	5/12/2026	29,178,000	28,215,056
UBS Group AG (Switzerland)†(c)	4.703% (1 yr. CMT + 2.05%	)#	8/5/2027	12,475,000	11,997,982
UBS Group AG (Switzerland)†(c)	4.751% (1 yr. CMT + 1.75%	)#	5/12/2028	10,000,000	9,588,168
UBS Group AG (Switzerland)†(c)	5.711% (1 yr. CMT + 1.55%	)#	1/12/2027	113,641,000	112,750,673
UniCredit SpA (Italy)†(c)	7.83%		12/4/2023	38,610,000	38,778,726
Wells Fargo & Co.	2.188% (SOFR + 2.00%	)#	4/30/2026	62,273,000	58,619,170
Wells Fargo & Co.	4.54% (SOFR + 1.56%	)#	8/15/2026	93,715,000	92,159,976
Wells Fargo & Co.	4.808% (SOFR + 1.98%	)#	7/25/2028	77,683,000	76,499,334
Total					9,096,865,367

Biotechnology 0.62%
Amgen, Inc.	5.15%		3/2/2028	76,424,000	77,084,125
Amgen, Inc.	5.25%		3/2/2025	36,098,000	36,213,372
Amgen, Inc.	5.507%		3/2/2026	76,424,000	76,445,309
Illumina, Inc.	5.75%		12/13/2027	64,867,000	66,099,716
Illumina, Inc.	5.80%		12/12/2025	36,106,000	36,540,368
Total					292,382,890

Building Materials 0.13%
Vulcan Materials Co.	5.80%		3/1/2026	60,402,000	60,581,830

Chemicals 0.63%
Celanese U.S. Holdings LLC	5.90%		7/5/2024	150,438,000	150,306,552
FMC Corp.	5.15%		5/18/2026	19,658,000	19,469,072
International Flavors & Fragrances, Inc.†	1.23%		10/1/2025	85,736,000	76,509,619
Orbia Advance Corp. SAB de CV (Mexico)†(c)	1.875%		5/11/2026	36,739,000	33,147,763
Sasol Financing USA LLC	5.875%		3/27/2024	18,376,000	18,074,604
Total					297,507,610

Commercial Services 0.32%
Adani Ports & Special Economic Zone Ltd. (India)†(c)	3.375%		7/24/2024	20,115,000	19,406,345
Global Payments, Inc.	2.65%		2/15/2025	15,782,000	15,035,700
Global Payments, Inc.	4.95%		8/15/2027	23,181,000	22,823,406

248	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Commercial Services (continued)
Sabre Global, Inc.†	7.375%	9/1/2025	$21,246,000	$17,986,683
Triton Container International Ltd.†	0.80%	8/1/2023	39,505,000	38,872,759
Triton Container International Ltd.†	1.15%	6/7/2024	32,498,000	30,440,832
Triton Container International Ltd.†	2.05%	4/15/2026	8,150,000	7,176,160
Total				151,741,885

Computers 0.30%
Dell International LLC/EMC Corp.	4.90%	10/1/2026	19,101,000	18,981,219
Dell International LLC/EMC Corp.	6.02%	6/15/2026	87,487,000	89,573,512
Hewlett Packard Enterprise Co.	5.90%	10/1/2024	33,269,000	33,364,614
Total				141,919,345

Distribution/Wholesale 0.07%
LKQ Corp.†	5.75%	6/15/2028	32,183,000	32,034,740

Diversified Financial Services 4.16%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	2.875%	8/14/2024	30,354,000	29,169,457
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	3.15%	2/15/2024	19,000,000	18,631,297
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	3.50%	1/15/2025	22,804,000	21,813,209
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	4.875%	1/16/2024	27,911,000	27,674,625
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)(d)	5.75%	6/6/2028	30,450,000	30,212,143
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	6.50%	7/15/2025	23,021,000	23,202,988
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Series 3NC1 (Ireland)(c)	1.75%	10/29/2024	62,466,000	58,650,321
Air Lease Corp.	4.25%	2/1/2024	14,901,000	14,724,609
Air Lease Corp.	5.85%	12/15/2027	29,247,000	29,251,034
Aircastle Ltd.	4.40%	9/25/2023	52,900,000	52,475,799
Aircastle Ltd.†	5.25%	8/11/2025	62,465,000	60,698,514
Ally Financial, Inc.	1.45%	10/2/2023	11,837,000	11,648,966
Ally Financial, Inc.	3.875%	5/21/2024	68,920,000	66,717,093
Ally Financial, Inc.	5.125%	9/30/2024	91,001,000	88,912,975
Ally Financial, Inc.	5.75%	11/20/2025	142,452,000	138,471,422
American Express Co.	3.95%	8/1/2025	43,864,000	42,821,530
American Express Co.	4.90%	2/13/2026	48,359,000	48,334,737

See Notes to Financial Statements.	249

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
American Express Co.	4.99%		5/1/2026	$95,939,000	$95,752,226
American Express Co.	5.85%		11/5/2027	18,746,000	19,493,601
Aviation Capital Group LLC†	1.95%		1/30/2026	84,521,000	75,540,692
Aviation Capital Group LLC†	5.50%		12/15/2024	56,550,000	55,488,590
Aviation Capital Group LLC†	6.25%		4/15/2028	30,432,000	30,504,137
Avolon Holdings Funding Ltd. (Ireland)†(c)	2.125%		2/21/2026	23,269,000	20,482,566
Avolon Holdings Funding Ltd. (Ireland)†(c)	3.95%		7/1/2024	20,307,000	19,648,771
Avolon Holdings Funding Ltd. (Ireland)†(c)	4.25%		4/15/2026	31,030,000	28,747,435
Avolon Holdings Funding Ltd. (Ireland)†(c)	4.375%		5/1/2026	19,759,000	18,258,460
Avolon Holdings Funding Ltd. (Ireland)†(c)	5.125%		10/1/2023	112,721,000	112,237,402
Avolon Holdings Funding Ltd. (Ireland)†(c)	5.25%		5/15/2024	48,720,000	47,978,124
Avolon Holdings Funding Ltd. (Ireland)†(c)	5.50%		1/15/2026	20,268,000	19,524,943
Avolon Holdings Funding Ltd. (Ireland)†(c)	6.375%		5/4/2028	44,844,000	43,851,922
Bread Financial Holdings, Inc.†	4.75%		12/15/2024	67,956,000	63,801,354
Bread Financial Holdings, Inc.†	7.00%		1/15/2026	57,232,000	52,134,632
Capital One Financial Corp.	4.166% (SOFR + 1.37%	)#	5/9/2025	44,309,000	43,142,251
Capital One Financial Corp.	5.571% (SOFR + 0.69%	)#	12/6/2024	51,930,000	50,789,198
Navient Corp.	5.875%		10/25/2024	80,407,000	78,718,228
Navient Corp.	6.125%		3/25/2024	100,605,000	98,710,467
Navient Corp.	6.75%		6/25/2025	15,905,000	15,407,003
Navient Corp.	7.25%		9/25/2023	30,672,000	30,651,932
OneMain Finance Corp.	6.125%		3/15/2024	51,823,000	50,687,232
Park Aerospace Holdings Ltd. (Ireland)†(c)	5.50%		2/15/2024	120,847,000	119,568,202
Total					1,954,530,087

Electric 4.05%
AES Corp.†	3.30%		7/15/2025	75,993,000	72,127,616
AES Corp.	5.45%		6/1/2028	50,075,000	49,469,174
Alexander Funding Trust†	1.841%		11/15/2023	88,422,000	86,401,124
American Electric Power Co., Inc.	2.031%		3/15/2024	36,211,000	35,049,194
American Electric Power Co., Inc.	5.699%		8/15/2025	46,726,000	42,738,420
American Electric Power Co., Inc.	5.75%		11/1/2027	22,943,000	23,660,741
Black Hills Corp.	5.95%		3/15/2028	42,913,000	44,164,458
Calpine Corp.†	5.25%		6/1/2026	10,755,000	10,439,208
Cleveland Electric Illuminating Co.	5.50%		8/15/2024	10,475,000	10,491,690
Comision Federal de Electricidad (Mexico)(c)	4.75%		2/23/2027	15,983,000	15,289,418
Constellation Energy Generation LLC	5.60%		3/1/2028	40,111,000	41,004,584

250	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electric (continued)
DTE Energy Co.	4.22%	11/1/2024	$37,572,000	$36,971,961
DTE Energy Co.	4.875%	6/1/2028	57,506,000	56,899,953
Duke Energy Corp.	2.65%	9/1/2026	31,488,000	29,252,132
Duke Energy Corp.	4.30%	3/15/2028	25,827,000	24,992,504
Duke Energy Corp.	5.00%	12/8/2025	9,430,000	9,427,004
Electricite de France SA (France)†(c)	5.70%	5/23/2028	98,145,000	99,060,739
Eskom Holdings SOC Ltd. (South Africa)†(c)	7.125%	2/11/2025	31,262,000	30,027,557
Evergy Missouri West, Inc.†	5.15%	12/15/2027	23,835,000	23,934,598
Eversource Energy	4.75%	5/15/2026	22,000,000	21,800,710
Exelon Corp.	5.15%	3/15/2028	39,656,000	39,971,810
Fells Point Funding Trust†	3.046%	1/31/2027	92,084,946	85,691,753
FirstEnergy Corp.	2.05%	3/1/2025	71,006,000	66,905,483
FirstEnergy Transmission LLC†	4.35%	1/15/2025	125,751,000	122,860,493
Florida Power & Light Co.	4.40%	5/15/2028	32,524,000	32,287,516
Florida Power & Light Co.	4.45%	5/15/2026	30,403,000	30,243,255
IPALCO Enterprises, Inc.	3.70%	9/1/2024	18,119,000	17,531,631
Israel Electric Corp. Ltd. (Israel)†(c)	6.875%	6/21/2023	31,698,000	31,700,441
ITC Holdings Corp.†	4.95%	9/22/2027	30,656,000	30,550,749
Jersey Central Power & Light Co.†	4.70%	4/1/2024	62,463,000	61,765,333
Metropolitan Edison Co.†	5.20%	4/1/2028	15,000,000	15,126,083
NextEra Energy Capital Holdings, Inc.	6.051%	3/1/2025	48,224,000	48,780,115
NRG Energy, Inc.†	3.75%	6/15/2024	90,412,000	87,606,348
Oncor Electric Delivery Co. LLC	4.30%	5/15/2028	30,904,000	30,537,913
Pacific Gas & Electric Co.	3.15%	1/1/2026	120,471,909	112,711,588
Pacific Gas & Electric Co.	3.75%	2/15/2024	10,706,000	10,523,799
Public Service Enterprise Group, Inc.	5.85%	11/15/2027	41,715,000	43,094,465
Southern Co.	5.113%	8/1/2027	63,530,000	63,436,379
Vistra Operations Co. LLC†	3.55%	7/15/2024	154,448,000	149,519,428
Vistra Operations Co. LLC†	4.875%	5/13/2024	59,198,000	58,339,848
Total				1,902,387,215

Electronics 0.05%
Arrow Electronics, Inc.	6.125%	3/1/2026	24,194,000	24,230,298

Energy-Alternate Sources 0.06%
Greenko Dutch BV (Netherlands)†(c)	3.85%	3/29/2026	30,407,120	26,974,460

Entertainment 0.24%
Warnermedia Holdings, Inc.	3.428%	3/15/2024	59,012,000	57,786,173
Warnermedia Holdings, Inc.	3.638%	3/15/2025	10,000,000	9,681,444

See Notes to Financial Statements.	251

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Entertainment (continued)
Warnermedia Holdings, Inc.	6.412%		3/15/2026	$37,918,000	$38,010,384
Warnermedia Holdings, Inc.	6.701%	#	3/15/2024	7,447,000	7,475,131
Total					112,953,132

Food 0.09%
NBM U.S. Holdings, Inc.†	7.00%		5/14/2026	43,000,000	41,903,500

Forest Products & Paper 0.04%
Suzano Austria GmbH (Brazil)†(c)	5.75%		7/14/2026	18,736,000	19,005,705

Gas 0.75%
Brooklyn Union Gas Co.†	4.632%		8/5/2027	54,747,000	52,936,672
CenterPoint Energy Resources Corp.	5.25%		3/1/2028	24,908,000	25,345,799
National Fuel Gas Co.	5.20%		7/15/2025	9,650,000	9,559,065
National Fuel Gas Co.	5.50%		1/15/2026	106,751,000	106,034,164
National Fuel Gas Co.	5.50%		10/1/2026	31,379,000	30,969,374
NiSource, Inc.	5.25%		3/30/2028	16,192,000	16,321,899
ONE Gas, Inc.	1.10%		3/11/2024	22,804,000	22,032,938
Southwest Gas Corp.	5.45%		3/23/2028	48,059,000	48,219,830
Southwest Gas Corp.	5.80%		12/1/2027	41,220,000	42,213,652
Total					353,633,393

Hand/Machine Tools 0.39%
Regal Rexnord Corp.†	6.05%		2/15/2026	35,742,000	35,844,183
Regal Rexnord Corp.†	6.05%		4/15/2028	80,332,000	79,460,607
Stanley Black & Decker, Inc.	6.00%		3/6/2028	31,710,000	32,480,207
Stanley Black & Decker, Inc.	6.272%		3/6/2026	33,379,000	33,640,894
Total					181,425,891

Health Care-Products 0.11%
GE HealthCare Technologies, Inc.†	5.55%		11/15/2024	7,900,000	7,893,186
GE HealthCare Technologies, Inc.†	5.60%		11/15/2025	45,212,000	45,347,923
Total					53,241,109

Health Care-Services 1.05%
Centene Corp.	2.45%		7/15/2028	55,420,000	47,668,405
Centene Corp.	4.25%		12/15/2027	116,306,000	109,406,728
Elevance Health, Inc.	4.90%		2/8/2026	24,324,000	24,206,031
HCA, Inc.	5.00%		3/15/2024	12,641,000	12,555,608
HCA, Inc.	5.20%		6/1/2028	8,408,000	8,359,173
HCA, Inc.	5.25%		4/15/2025	191,891,000	190,453,564

252	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Health Care-Services (continued)
HCA, Inc.	5.25%	6/15/2026	$26,757,000	$26,581,181
HCA, Inc.	5.375%	2/1/2025	8,520,000	8,465,086
Humana, Inc.	5.70%	3/13/2026	32,237,000	32,345,183
Humana, Inc.	5.75%	3/1/2028	31,220,000	32,359,462
Total				492,400,421

Home Builders 0.08%
Lennar Corp.	4.875%	12/15/2023	15,364,000	15,336,174
Toll Brothers Finance Corp.	4.875%	11/15/2025	24,292,000	23,667,289
Total				39,003,463

Housewares 0.02%
Newell Brands, Inc.	4.70%	4/1/2026	10,755,000	9,988,760

Insurance 1.82%
Aon Corp.	8.205%	1/1/2027	62,792,000	64,151,761
CNO Financial Group, Inc.	5.25%	5/30/2025	90,846,000	89,976,368
CNO Global Funding†	1.75%	10/7/2026	29,008,000	25,899,051
Corebridge Financial, Inc.	3.50%	4/4/2025	25,000,000	23,880,317
Equitable Financial Life Global Funding†	5.45%	3/3/2028	57,392,000	58,338,482
F&G Annuities & Life, Inc.†	7.40%	1/13/2028	29,967,000	30,120,190
F&G Global Funding†	0.90%	9/20/2024	31,336,000	29,186,144
F&G Global Funding†	1.75%	6/30/2026	29,365,000	26,208,602
F&G Global Funding†	2.30%	4/11/2027	58,675,000	52,524,172
Fidelity & Guaranty Life Holdings, Inc.†	5.50%	5/1/2025	58,740,000	57,836,132
GA Global Funding Trust†	0.80%	9/13/2024	50,588,000	47,277,449
GA Global Funding Trust†	3.85%	4/11/2025	58,346,000	55,938,983
Jackson Financial, Inc.	5.17%	6/8/2027	25,281,000	24,198,366
Jackson National Life Global Funding†	1.75%	1/12/2025	30,601,000	28,553,522
Jackson National Life Global Funding†	5.50%	1/9/2026	32,581,000	32,176,388
Kemper Corp.	4.35%	2/15/2025	25,199,000	24,305,162
Metropolitan Life Global Funding I†	4.05%	8/25/2025	29,100,000	28,248,229
New York Life Global Funding†	4.70%	4/2/2026	46,622,000	46,397,063
Peachtree Corners Funding Trust†	3.976%	2/15/2025	21,890,000	21,225,118
Pricoa Global Funding I†	4.20%	8/28/2025	13,633,000	13,331,950
Protective Life Global Funding†	5.209%	4/14/2026	34,409,000	34,247,118
Protective Life Global Funding†	5.366%	1/6/2026	37,830,000	38,130,157
Total				852,150,724

See Notes to Financial Statements.	253

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Internet 0.75%
Amazon.com, Inc.	4.55%	12/1/2027	$41,581,000	$41,930,191
Netflix, Inc.†	3.625%	6/15/2025	53,808,000	52,063,916
Netflix, Inc.	4.375%	11/15/2026	116,948,000	115,029,363
Netflix, Inc.	5.875%	2/15/2025	87,732,000	88,585,745
Prosus NV (Netherlands)†(c)	3.257%	1/19/2027	60,280,000	54,740,199
Total				352,349,414

Iron-Steel 0.03%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP (Canada)†(c)	8.75%	7/15/2026	14,026,000	13,484,288

Lodging 0.29%
Hyatt Hotels Corp.	1.30%	10/1/2023	101,486,000	99,948,079
Hyatt Hotels Corp.	1.80%	10/1/2024	39,327,000	37,311,901
Total				137,259,980

Machinery-Diversified 0.27%
CNH Industrial NV (United Kingdom)(c)	4.50%	8/15/2023	48,535,000	48,365,575
Westinghouse Air Brake Technologies Corp.	4.375%	8/15/2023	25,687,000	25,606,251
Westinghouse Air Brake Technologies Corp.	4.40%	3/15/2024	52,901,000	52,178,207
Total				126,150,033

Media 0.20%
AMC Networks, Inc.	4.75%	8/1/2025	3,004,000	2,659,141
Charter Communications Operating LLC/Charter Communications Operating Capital	4.50%	2/1/2024	10,000,000	9,896,377
FactSet Research Systems, Inc.	2.90%	3/1/2027	26,584,000	24,602,415
Univision Communications, Inc.†	5.125%	2/15/2025	58,370,000	56,445,541
Total				93,603,474

Mining 1.27%
Anglo American Capital PLC (United Kingdom)†(c)	3.625%	9/11/2024	113,828,000	110,783,573
Anglo American Capital PLC (United Kingdom)†(c)	4.875%	5/14/2025	50,235,000	49,554,419
First Quantum Minerals Ltd. (Canada)†(c)	7.50%	4/1/2025	56,107,000	56,049,210
Freeport Indonesia PT (Indonesia)†(c)	4.763%	4/14/2027	31,203,000	30,543,347
Freeport-McMoRan, Inc.	4.55%	11/14/2024	46,515,000	45,896,816
Glencore Funding LLC†	1.625%	4/27/2026	42,776,000	38,733,975
Glencore Funding LLC†	4.00%	3/27/2027	50,850,000	48,604,235
Glencore Funding LLC†	4.125%	3/12/2024	83,462,000	82,191,195
Glencore Funding LLC†	4.625%	4/29/2024	93,206,000	92,292,180
Kinross Gold Corp. (Canada)(c)	5.95%	3/15/2024	43,332,000	43,258,196
Total				597,907,146

254	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Miscellaneous Manufacturing 0.03%
Parker-Hannifin Corp.	3.65%	6/15/2024	$15,514,000	$15,217,166

Oil & Gas 3.56%
Aker BP ASA (Norway)†(c)	2.00%	7/15/2026	96,528,000	87,080,262
Continental Resources, Inc.†	2.268%	11/15/2026	82,515,000	73,826,224
Continental Resources, Inc.	3.80%	6/1/2024	153,490,000	150,499,077
Continental Resources, Inc.	4.375%	1/15/2028	80,948,000	76,153,087
CrownRock LP/CrownRock Finance, Inc.†	5.625%	10/15/2025	93,458,000	91,672,952
Devon Energy Corp.	5.25%	9/15/2024	74,848,000	74,580,510
Devon Energy Corp.	5.25%	10/15/2027	78,874,000	78,061,106
Devon Energy Corp.	5.875%	6/15/2028	27,374,000	27,436,258
Devon Energy Corp.	8.25%	8/1/2023	26,781,000	26,803,743
Eni SpA (Italy)†(c)	4.00%	9/12/2023	29,551,000	29,367,877
EQT Corp.†	3.125%	5/15/2026	53,518,000	49,603,969
EQT Corp.	3.90%	10/1/2027	48,500,000	45,109,850
EQT Corp.	5.678%	10/1/2025	28,000,000	28,005,880
EQT Corp.	6.125%	2/1/2025	103,028,000	103,199,026
Matador Resources Co.	5.875%	9/15/2026	103,210,000	99,786,586
Occidental Petroleum Corp.	6.375%	9/1/2028	33,395,000	34,394,512
OGX Austria GmbH (Brazil)†(c)(e)	8.50%	6/1/2018	31,150,000	623
Ovintiv Exploration, Inc.	5.375%	1/1/2026	70,306,000	69,953,074
Ovintiv, Inc.	5.65%	5/15/2025	29,979,000	29,948,134
Ovintiv, Inc.	5.65%	5/15/2028	43,372,000	43,178,468
Parsley Energy LLC/Parsley Finance Corp.†	4.125%	2/15/2028	26,480,000	24,769,178
PBF Holding Co. LLC/PBF Finance Corp.	7.25%	6/15/2025	27,750,000	27,686,314
PDC Energy, Inc.	5.75%	5/15/2026	45,491,000	45,393,194
PDC Energy, Inc.	6.125%	9/15/2024	16,511,000	16,517,604
Permian Resources Operating LLC†	7.75%	2/15/2026	20,369,000	20,536,535
Petroleos Mexicanos (Mexico)(c)	6.49%	1/23/2027	14,340,000	12,422,285
Petroleos Mexicanos (Mexico)(c)	6.875%	8/4/2026	93,272,000	85,233,448
Pioneer Natural Resources Co.	5.10%	3/29/2026	23,941,000	23,948,896
Suncor Energy, Inc. (Canada)(c)	7.875%	6/15/2026	22,444,000	23,902,667
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(c)	2.625%	8/15/2025	60,401,000	54,057,808
Viper Energy Partners LP†	5.375%	11/1/2027	48,216,000	46,432,008
Vital Energy, Inc.	9.50%	1/15/2025	71,508,000	70,804,926
Total				1,670,366,081

Oil & Gas Services 0.06%
Oceaneering International, Inc.	4.65%	11/15/2024	28,663,000	27,933,670

See Notes to Financial Statements.	255

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Pharmaceuticals 1.62%
Bayer U.S. Finance II LLC†	3.875%		12/15/2023	$138,894,000	$137,449,639
Bayer U.S. Finance II LLC†	4.25%		12/15/2025	101,873,000	98,939,674
Bayer U.S. Finance II LLC†	5.876% (3 mo. USD LIBOR + 1.01%	)#	12/15/2023	125,880,000	125,832,247
Cigna Group	5.685%		3/15/2026	29,031,000	29,192,895
Cigna Group	6.15% (3 mo. USD LIBOR + 0.89%	)#	7/15/2023	43,170,000	43,177,245
CVS Health Corp.	4.30%		3/25/2028	21,226,000	20,694,813
Pfizer Investment Enterprises Pte. Ltd. (Singapore)(c)	4.45%		5/19/2026	76,148,000	75,775,999
Pfizer Investment Enterprises Pte. Ltd. (Singapore)(c)	4.45%		5/19/2028	61,012,000	60,815,098
Pfizer Investment Enterprises Pte. Ltd. (Singapore)(c)	4.65%		5/19/2025	170,646,000	170,343,240
Total					762,220,850

Pipelines 1.35%
Cheniere Corpus Christi Holdings LLC	5.875%		3/31/2025	176,876,000	177,106,777
DCP Midstream Operating LP	5.375%		7/15/2025	23,345,000	23,108,543
Energy Transfer LP	5.875%		1/15/2024	87,329,000	87,356,095
MPLX LP	4.00%		2/15/2025	14,400,000	14,040,052
Plains All American Pipeline LP/PAA Finance Corp.	3.60%		11/1/2024	40,469,000	39,269,982
Plains All American Pipeline LP/PAA Finance Corp.	4.65%		10/15/2025	50,709,000	49,875,960
Sabine Pass Liquefaction LLC	5.75%		5/15/2024	134,798,000	134,560,080
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	6.50%		7/15/2027	85,876,000	86,260,101
Williams Cos., Inc.	5.40%		3/2/2026	20,157,000	20,329,325
Total					631,906,915

REITS 1.44%
American Tower Corp.	1.50%		1/31/2028	58,078,000	49,251,220
American Tower Corp.	1.60%		4/15/2026	9,453,000	8,541,324
American Tower Corp.	3.60%		1/15/2028	12,874,000	12,010,768
American Tower Corp.	3.65%		3/15/2027	58,606,000	55,407,930
American Tower Corp.	5.25%		7/15/2028	32,495,000	32,465,562
American Tower Corp.	5.50%		3/15/2028	51,310,000	51,874,975
Crown Castle, Inc.	5.00%		1/11/2028	30,651,000	30,416,249
EPR Properties	4.50%		6/1/2027	33,896,000	29,957,381
EPR Properties	4.75%		12/15/2026	27,038,000	24,430,695
GLP Capital LP/GLP Financing II, Inc.	5.25%		6/1/2025	25,105,000	24,585,444
GLP Capital LP/GLP Financing II, Inc.	5.375%		4/15/2026	11,000,000	10,694,408
HAT Holdings I LLC/HAT Holdings II LLC†	3.375%		6/15/2026	37,910,000	33,214,997
Kilroy Realty LP	4.375%		10/1/2025	7,275,000	6,722,051

256	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
REITS (continued)
VICI Properties LP/VICI Note Co., Inc.†	3.50%		2/15/2025	$77,732,000	$74,205,639
VICI Properties LP/VICI Note Co., Inc.†	3.75%		2/15/2027	40,353,000	37,419,245
VICI Properties LP/VICI Note Co., Inc.†	4.50%		9/1/2026	12,193,000	11,568,353
VICI Properties LP/VICI Note Co., Inc.†	4.625%		6/15/2025	11,459,000	11,070,120
VICI Properties LP/VICI Note Co., Inc.†	5.625%		5/1/2024	54,255,000	53,941,889
Vornado Realty LP	2.15%		6/1/2026	17,704,000	14,548,115
Vornado Realty LP	3.50%		1/15/2025	23,249,000	21,534,517
WEA Finance LLC/Westfield U.K. & Europe Finance PLC†	3.75%		9/17/2024	87,757,000	82,909,413
Total					676,770,295

Savings & Loans 0.12%
Nationwide Building Society (United Kingdom)†(c)	4.00%		9/14/2026	19,128,000	17,851,706
Nationwide Building Society (United Kingdom)†(c)	6.382% (SOFR + 1.29%	)#	2/16/2028	40,000,000	38,662,243
Total					56,513,949

Semiconductors 0.81%
Microchip Technology, Inc.	0.972%		2/15/2024	95,426,000	92,163,822
Microchip Technology, Inc.	2.67%		9/1/2023	126,267,000	125,193,410
Microchip Technology, Inc.	4.25%		9/1/2025	53,904,000	52,556,948
Microchip Technology, Inc.	4.333%		6/1/2023	64,279,000	64,279,000
Qorvo, Inc.†	1.75%		12/15/2024	30,312,000	28,332,020
SK Hynix, Inc. (South Korea)†(c)	1.50%		1/19/2026	16,777,000	14,839,602
Total					377,364,802

Shipbuilding 0.06%
Huntington Ingalls Industries, Inc.	3.844%		5/1/2025	28,692,000	27,811,998

Software 0.36%
Fidelity National Information Services, Inc.	4.50%		7/15/2025	23,560,000	23,171,942
Fiserv, Inc.	5.45%		3/2/2028	25,011,000	25,411,665
Oracle Corp.	2.30%		3/25/2028	57,698,000	51,076,301
Oracle Corp.	2.50%		4/1/2025	13,674,000	13,041,744
Oracle Corp.	4.50%		5/6/2028	16,399,000	16,023,180
Take-Two Interactive Software, Inc.	3.55%		4/14/2025	7,107,000	6,882,434
Take-Two Interactive Software, Inc.	5.00%		3/28/2026	34,961,000	34,825,502
Total					170,432,768

Telecommunications 0.52%
Altice France SA (France)†(c)	8.125%		2/1/2027	116,632,000	100,630,393
Sprint LLC	7.125%		6/15/2024	25,543,000	25,828,389
Sprint LLC	7.875%		9/15/2023	15,050,000	15,108,454

See Notes to Financial Statements.	257

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Telecommunications (continued)
T-Mobile USA, Inc.	2.25%		2/15/2026	$58,311,000	$54,101,943
T-Mobile USA, Inc.	2.625%		4/15/2026	22,727,000	21,194,098
T-Mobile USA, Inc.	3.75%		4/15/2027	30,084,000	28,587,993
Total					245,451,270

Toys/Games/Hobbies 0.05%
Hasbro, Inc.	3.00%		11/19/2024	21,329,000	20,517,785

Trucking & Leasing 0.06%
Fortress Transportation & Infrastructure Investors LLC†	6.50%		10/1/2025	11,807,000	11,484,580
SMBC Aviation Capital Finance DAC (Ireland)†(c)	5.45%		5/3/2028	15,179,000	15,135,853
Total					26,620,433
Total Corporate Bonds (cost $25,041,893,352)					24,168,322,970

FLOATING RATE LOANS(f) 4.22%

Aerospace 0.02%
Jazz Acquisition, Inc. 2019 1st Lien Term Loan	–	(g)	6/19/2026	10,000,000	10,007,800

Chemicals 0.43%
Nutrition & Biosciences, Inc. 3 Year Delayed Draw Term Loan	6.673% (3 mo. USD Term SOFR + 1.50%	)	2/1/2024	75,536,659	75,395,028
Nutrition & Biosciences, Inc. 5 Year Delayed Draw Term Loan	7.048% (3 mo. USD Term SOFR + 1.87%	)	1/17/2025	101,864,407	101,673,411
Starfruit Finco B.V 2018 USD Term Loan B (Netherlands)(c)	–	(g)	10/1/2025	26,574,097	26,529,053
Total					203,597,492

Entertainment 0.14%
Stars Group Holdings BV 2018 USD Incremental Term Loan (Netherlands)(c)	7.409% (3 mo. USD LIBOR + 2.25%	)	7/21/2026	67,482,506	67,302,327

Financial 0.03%
LPL Holdings, Inc. 2019 Term Loan B1	6.843% (1 mo. USD Term SOFR + 1.75%	)	11/12/2026	15,333,843	15,212,399

Food 0.14%
US Foods, Inc. 2019 Term Loan B 2019 Term Loan B	7.154% (1 mo. USD LIBOR	)	9/13/2026	64,363,281	64,186,925

258	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Food Service 0.08%
Aramark Services, Inc. 2018 Term Loan B3	6.904% (1 mo. USD LIBOR + 1.75%	)	3/11/2025	$36,611,481	$36,554,367

Health Care Products 0.08%
Baxter International, Inc. 2021 Delayed Draw Term Loan Tranche 1	6.237% (1 mo. USD Term SOFR + 1.13%	)	9/30/2024	15,806,306	15,756,912
Baxter International, Inc. 2021 Delayed Draw Term Loan Tranche 2	6.362% (1 mo. USD Term SOFR + 1.25%	)	9/30/2026	23,181,250	22,587,230
Total					38,344,142

Health Care Services 0.08%
HCA, Inc. 2021 Term Loan A	–	(g)	6/30/2026	37,700,000	37,511,688

Information Technology 0.02%
MH Sub I LLC 2020 Incremental Term Loan	–	(g)	9/13/2024	7,599,849	7,588,753

Internet 0.56%
Comcast Hulu Holdings LLC Term Loan A	6.029% (1 mo. USD LIBOR + 0.88%	)	3/15/2024	259,815,091	259,004,468
MH Sub I LLC 2017 1st Lien Term Loan	–	(g)	9/13/2024	2,609,576	2,609,367
Total					261,613,835

Lodging 0.29%
Hilton Domestic Operating Co., Inc. 2019 Term Loan B2	6.95% (1 mo. USD Term SOFR + 1.75%	)	6/22/2026	94,414,424	94,039,599
Resorts World Las Vegas LLC Term Loan A	6.66% (3 mo. USD LIBOR + 1.50%	)	4/16/2024	25,375,000	25,311,562
Wynn Resorts Ltd. 2019 Term Loan A	6.903% (1 mo. USD Term SOFR + 1.75%	)	9/20/2024	17,855,676	17,677,119
Total					137,028,280

Media 0.60%
Charter Communications Operating LLC 2019 Term Loan B1	6.795% - 6.90% (1 mo. USD Term SOFR + 1.75%) (3 mo. USD Term SOFR + 1.75%	)	4/30/2025	257,526,560	257,307,663
Univision Communications, Inc. Term Loan C5	7.904% (1 mo. USD LIBOR + 2.75%	)	3/15/2024	24,877,258	24,916,066
Total					282,223,729

See Notes to Financial Statements.	259

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Pharmaceuticals 0.28%
Horizon Therapeutics USA, Inc. 2021 Term Loan B2	6.938% (1 mo. USD LIBOR + 1.75%	)	3/15/2028	$126,287,775	$126,033,305
Horizon Therapeutics USA, Inc. Term Loan B1	7.188% (1 mo. USD LIBOR + 2.25%	)	5/22/2026	4,678,740	4,675,816
Total					130,709,121

Pipelines 0.10%
Buckeye Partners LP 2021 Term Loan B	7.284% (1 mo. USD LIBOR + 2.25%	)	11/1/2026	49,290,198	48,718,925

Real Estate Investment Trusts 0.68%
American Tower Corp. 2021 First Lien Delayed Draw Term loan	6.25% (1 mo. USD LIBOR + 1.13%	)	12/8/2023	71,504,483	71,482,317
Invitation Homes Operating Partnership LP 2020 Term Loan A	6.253% (1 mo. USD Term SOFR + 1.00%	)	1/31/2025	251,281,186	246,883,765
Total					318,366,082

Retail 0.16%
Project Alpha Intermediate Holding, Inc. 2021 Term Loan	7.90% (3 mo. USD Term SOFR + 2.80%	)	6/21/2023	75,333,333	75,359,700

Service 0.13%
AppLovin Corp. 2018 Term Loan B	8.503% (1 mo. USD Term SOFR + 3.35%	)	8/15/2025	62,254,483	62,098,847

Software 0.27%
Open Text Corporation Term Loan B (Canada)(c)	6.904% (3 mo. USD LIBOR	)	5/30/2025	29,073,753	29,062,415
Project Alpha Intermediate Holding, Inc. 2021 Term Loan B	9.16% (1 mo. USD LIBOR + 4.00%	)	4/26/2024	96,458,610	96,127,274
Total					125,189,689

Transportation 0.01%
XPO Logistics, Inc. 2018 Term Loan B	6.849% (1 mo. USD LIBOR + 1.75%	)	2/24/2025	5,940,656	5,941,013

Utility 0.12%
Calpine Construction Finance Co. LP 2017 Term Loan B	7.154% (1 mo. USD LIBOR + 2.00%	)	1/15/2025	55,169,412	55,139,069
Total Floating Rate Loans (cost $1,991,717,597)					1,982,694,183

260	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.03%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series 061 Class X1	0.153%	#(h)	11/25/2026	$508,179,032	$2,772,777
Government National Mortgage Association Series 2013-193 Class IO	0.176%	#(h)	1/16/2055	823,814	44,915
Government National Mortgage Association Series 2014-112 Class A	3.00%	#(h)	1/16/2048	7,904,633	7,139,625
Government National Mortgage Association Series 2014-15 Class IO	0.596%	#(h)	8/16/2054	26,393	20,471	(b)
Government National Mortgage Association Series 2014-186 Class AP	2.80%		4/16/2050	2,194,778	2,096,414
Government National Mortgage Association Series 2014-78 Class IO	0.007%	#(h)	3/16/2056	9,028,521	23,197
Government National Mortgage Association Series 2015-19 Class AD	2.90%		10/16/2055	1,715,027	1,667,450
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $15,553,276)					13,764,849

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 0.23%
Federal Home Loan Mortgage Corp.	3.89% (1 yr. USD LIBOR + 1.64%	)#	11/1/2043	395,831	390,693
Federal Home Loan Mortgage Corp.	4.044% (1 yr. USD LIBOR + 1.78%	)#	5/1/2036	1,611,276	1,625,560
Federal Home Loan Mortgage Corp.	4.058% (1 yr. USD LIBOR + 1.78%	)#	10/1/2038	1,776,297	1,799,544
Federal Home Loan Mortgage Corp.	4.084% (1 yr. USD LIBOR + 1.72%	)#	4/1/2037	2,883,107	2,908,891
Federal Home Loan Mortgage Corp.	4.094% (1 yr. USD LIBOR + 1.79%	)#	12/1/2036	3,917,871	3,974,222
Federal Home Loan Mortgage Corp.	4.10% (1 yr. USD LIBOR + 1.66%	)#	2/1/2038	1,977,964	1,987,127
Federal Home Loan Mortgage Corp.	4.129% (1 yr. USD LIBOR + 1.88%	)#	9/1/2035	1,205,240	1,221,438
Federal Home Loan Mortgage Corp.	4.142% (1 yr. USD LIBOR + 1.89%	)#	12/1/2040	298,462	295,353
Federal Home Loan Mortgage Corp.	4.166% (1 yr. USD LIBOR + 1.88%	)#	12/1/2040	2,330,642	2,356,094
Federal Home Loan Mortgage Corp.	4.17% (1 yr. USD LIBOR + 1.80%	)#	6/1/2041	1,515,715	1,541,467
Federal Home Loan Mortgage Corp.	4.201% (1 yr. USD LIBOR + 1.95%	)#	2/1/2037	2,284,863	2,321,154

See Notes to Financial Statements.	261

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal Home Loan Mortgage Corp.	4.222% (1 yr. USD LIBOR + 1.92%	)#	9/1/2036	$4,506,140	$4,578,755
Federal Home Loan Mortgage Corp.	4.36% (1 yr. USD LIBOR + 1.84%	)#	6/1/2042	3,494,472	3,524,390
Federal Home Loan Mortgage Corp.	4.395% (1 yr. USD LIBOR + 1.76%	)#	5/1/2037	1,679,387	1,698,327
Federal Home Loan Mortgage Corp.	4.478% (1 yr. CMT + 2.50%	)#	12/1/2035	1,981,319	2,023,756
Federal National Mortgage Association	3.544% (1 yr. USD LIBOR + 1.60%	)#	11/1/2036	473,233	469,603
Federal National Mortgage Association	3.692% (1 yr. USD LIBOR + 1.44%	)#	12/1/2035	4,083,808	4,103,599
Federal National Mortgage Association	3.785% (1 yr. USD LIBOR + 1.53%	)#	10/1/2035	3,195,845	3,229,698
Federal National Mortgage Association	3.787% (1 yr. USD LIBOR + 1.50%	)#	2/1/2036	1,949,857	1,965,492
Federal National Mortgage Association	3.898% (1 yr. USD LIBOR + 1.55%	)#	6/1/2038	657,096	648,056
Federal National Mortgage Association	3.911% (1 yr. USD LIBOR + 1.72%	)#	6/1/2042	1,049,330	1,068,588
Federal National Mortgage Association	3.937% (1 yr. USD LIBOR + 1.64%	)#	9/1/2038	1,917,299	1,939,965
Federal National Mortgage Association	3.938% (1 yr. USD LIBOR + 1.52%	)#	3/1/2039	1,966,702	1,981,719
Federal National Mortgage Association	3.953% (1 yr. USD LIBOR + 1.66%	)#	8/1/2038	817,373	810,926
Federal National Mortgage Association	3.988% (1 yr. USD LIBOR + 1.62%	)#	4/1/2038	2,158,455	2,186,238
Federal National Mortgage Association	4.013% (1 yr. USD LIBOR + 1.80%	)#	11/1/2040	5,208,527	5,301,859
Federal National Mortgage Association	4.016% (1 yr. USD LIBOR + 1.59%	)#	8/1/2034	4,086,808	4,129,577
Federal National Mortgage Association	4.042% (1 yr. USD LIBOR + 1.79%	)#	3/1/2042	2,047,674	2,079,987
Federal National Mortgage Association	4.051% (1 yr. USD LIBOR + 1.81%	)#	1/1/2042	4,166,233	4,240,815
Federal National Mortgage Association	4.052% (1 yr. USD LIBOR + 1.80%	)#	10/1/2040	577,708	589,285
Federal National Mortgage Association	4.06%		12/1/2036 - 1/1/2041	3,190,171	3,223,947
Federal National Mortgage Association	4.061% (1 yr. USD LIBOR + 1.78%	)#	1/1/2041	4,081,883	4,137,529

262	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Association	4.062% (1 yr. USD LIBOR + 1.81%	)#	12/1/2040	$1,053,968	$1,067,916
Federal National Mortgage Association	4.067% (1 yr. USD LIBOR + 1.82%	)#	12/1/2040	2,277,555	2,313,581
Federal National Mortgage Association	4.081% (1 yr. USD LIBOR + 1.63%	)#	1/1/2038	947,868	959,126
Federal National Mortgage Association	4.145% (1 yr. USD LIBOR + 1.81%	)#	4/1/2040	964,191	976,696
Federal National Mortgage Association	4.15% (1 yr. USD LIBOR + 1.74%	)#	10/1/2036	1,873,075	1,907,259
Federal National Mortgage Association	4.155% (1 yr. USD LIBOR + 1.82%	)#	8/1/2041	1,456,865	1,481,403
Federal National Mortgage Association	4.186%		8/1/2037 - 1/1/2038	3,797,312	3,842,301
Federal National Mortgage Association	4.198% (1 yr. USD LIBOR + 1.59%	)#	3/1/2038	1,872,292	1,895,516
Federal National Mortgage Association	4.201% (1 yr. USD LIBOR + 1.65%	)#	9/1/2036	1,384,649	1,400,538
Federal National Mortgage Association	4.252% (1 yr. USD LIBOR + 1.78%	)#	10/1/2036	1,680,443	1,707,918
Federal National Mortgage Association	4.281% (1 yr. USD LIBOR + 1.75%	)#	11/1/2038	2,683,674	2,724,506
Federal National Mortgage Association	4.346% (1 yr. CMT + 2.24%	)#	3/1/2038	259,680	256,658
Federal National Mortgage Association	4.396% (1 yr. USD LIBOR + 1.84%	)#	7/1/2040	570,288	565,919
Federal National Mortgage Association	4.665% (1 yr. USD LIBOR + 1.89%	)#	12/1/2038	1,327,023	1,354,284
Federal National Mortgage Association	4.858% (1 yr. USD LIBOR + 1.74%	)#	5/1/2042	4,398,965	4,446,698
Federal National Mortgage Association	5.519% (1 yr. USD LIBOR + 1.60%	)#	10/1/2045	1,781,013	1,826,145
Federal National Mortgage Association	6.424% (1 yr. USD LIBOR + 1.60%	)#	12/1/2045	2,415,721	2,462,516
Federal National Mortgage Association	6.491% (1 yr. USD LIBOR + 1.60%	)#	12/1/2045	2,390,017	2,438,410
Total Government Sponsored Enterprises Pass-Throughs (cost $110,779,063)					107,981,044

MUNICIPAL BONDS 0.04%

Government
State of Illinois GO (cost $20,088,795)	4.95%		6/1/2023	20,088,818	20,088,818

See Notes to Financial Statements.	263

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 13.74%
1211 Avenue of the Americas Trust Series 2015-1211 Class XA†	0.242%	#(h)	8/10/2035	$214,200,000	$1,054,378
Angel Oak Mortgage Trust Series 2020-1 Class A1†	2.466%	#(h)	12/25/2059	5,573,540	5,234,563
Angel Oak Mortgage Trust Series 2020-6 Class A1†	1.261%	#(h)	5/25/2065	11,023,853	9,882,922
Angel Oak Mortgage Trust Series 2021-4 Class A1†	1.035%	#(h)	1/20/2065	24,073,197	19,280,628
Angel Oak Mortgage Trust Series 2021-6 Class A1†	1.458%	#(h)	9/25/2066	55,889,301	45,058,335
Angel Oak Mortgage Trust Series 2021-7 Class A1†	1.978%	#(h)	10/25/2066	19,806,110	16,731,396
Atrium Hotel Portfolio Trust Series 2017-ATRM Class A†	6.287% (1 mo. USD LIBOR + 1.18%	)#	12/15/2036	19,170,000	18,468,957
Atrium Hotel Portfolio Trust Series 2017-ATRM Class B†	6.857% (1 mo. USD LIBOR + 1.75%	)#	12/15/2036	30,936,000	29,123,407
Atrium Hotel Portfolio Trust Series 2018-ATRM Class B†	6.537% (1 mo. USD LIBOR + 1.43%	)#	6/15/2035	28,262,000	26,960,199
Banc of America Commercial Mortgage Trust Series 2016-UB10 Class XA	1.728%	#(h)	7/15/2049	46,845,774	1,731,471
BBCMS Mortgage Trust Series 2018-TALL Class A†	5.98% (1 mo. USD LIBOR + 0.87%	)#	3/15/2037	43,808,000	39,433,762
BBCMS Mortgage Trust Series 2018-TALL Class E†	7.695% (1 mo. USD LIBOR + 2.59%	)#	3/15/2037	36,419,000	21,977,093
BBCMS Mortgage Trust Series 2019-BWAY Class A†	6.13% (1 mo. USD Term SOFR + 1.07%	)#	11/15/2034	62,710,000	51,697,666
BBCMS Mortgage Trust Series 2019-BWAY Class B†	6.484% (1 mo. USD Term SOFR + 1.42%	)#	11/15/2034	26,023,000	20,909,129
BBCMS Mortgage Trust Series 2019-BWAY Class C†	6.784% (1 mo. USD Term SOFR + 1.72%	)#	11/15/2034	10,000,000	7,730,227
BBCMS Mortgage Trust Series 2020-C7 Class A2	2.021%		4/15/2053	13,250,000	12,482,176
BBCMS Trust Series 2015-VFM Class A1†	2.466%		3/10/2036	12,492,196	11,560,032
BB-UBS Trust Series 2012-SHOW Class A†	3.43%		11/5/2036	39,264,000	36,742,305
BB-UBS Trust Series 2012-TFT Class A†	2.892%		6/5/2030	26,998,975	24,981,574
BB-UBS Trust Series 2012-TFT Class B†	3.559%	#(h)	6/5/2030	7,850,000	6,966,169
BB-UBS Trust Series 2012-TFT Class C†	3.559%	#(h)	6/5/2030	14,354,000	11,790,188
BDS Ltd. Series 2021-FL8 Class A†	6.031% (1 mo. USD LIBOR + 0.92%	)#	1/18/2036	8,913,761	8,763,342
Benchmark Mortgage Trust Series 2018-B3 Class A3	3.746%		4/10/2051	5,000,000	4,822,221
Benchmark Mortgage Trust Series 2021 B23 Class A2	1.62%		2/15/2054	28,550,000	25,375,303
BHMS Mortgage Trust Series 2018-ATLS Class D†	7.357% (1 mo. USD LIBOR + 2.25%	)#	7/15/2035	39,450,000	37,178,619

264	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BHP Trust Series 2019-BXHP Class A†	6.082% (1 mo. USD LIBOR + 0.98%	)#	8/15/2036	$39,526,386	$39,000,760
BWAY Mortgage Trust Series 2013-1515 Class A1†	2.809%		3/10/2033	3,090,713	2,949,408
BWAY Mortgage Trust Series 2013-1515 Class XB†	0.403%	#(h)	3/10/2033	103,040,000	589,224
BX Commercial Mortgage Trust Series 2019-IMC Class A†	6.107% (1 mo. USD LIBOR + 1.00%	)#	4/15/2034	3,690,000	3,645,020
BX Commercial Mortgage Trust Series 2019-XL Class A†	6.094% (1 mo. USD Term SOFR + 1.03%	)#	10/15/2036	16,042,785	15,940,115
BX Commercial Mortgage Trust Series 2021-ACNT Class A†	5.958% (1 mo. USD LIBOR + 0.85%	)#	11/15/2038	47,890,000	46,470,526
BX Commercial Mortgage Trust Series 2021-XL2 Class A†	5.796% (1 mo. USD LIBOR + 0.69%	)#	10/15/2038	41,322,225	39,978,095
BX Commercial Mortgage Trust Series 2023-VLT2 Class A†	7.34%	#	6/15/2040	24,000,000	23,889,288
BX Trust Series 2019-OC11 Class XA†	0.742%	#(h)	12/9/2041	561,200,000	22,257,697
BX Trust Series 2019-RP Class B†	6.602% (1 mo. USD LIBOR + 1.50%	)#	6/15/2034	17,480,000	17,105,316
BX Trust Series 2021-ARIA Class E†	7.352% (1 mo. USD LIBOR + 2.24%	)#	10/15/2036	185,345,000	174,695,188
BX Trust Series 2021-ARIA Class F†	7.701% (1 mo. USD LIBOR + 2.59%	)#	10/15/2036	69,150,000	64,339,013
BX Trust Series 2021-MFM1 Class A†	5.874% (1 mo. USD Term SOFR + 0.81%	)#	1/15/2034	10,254,142	10,013,948
BX Trust Series 2021-RISE Class A†	5.855% (1 mo. USD LIBOR + 0.75%	)#	11/15/2036	52,700,000	50,973,790
BX Trust Series 2022-LBA6 Class A†	6.059% (1 mo. USD Term SOFR + 1.00%	)#	1/15/2039	46,690,000	45,500,227
BX Trust Series 2022-PSB Class A†	7.51% (1 mo. USD Term SOFR + 2.45%	)#	8/15/2039	50,413,954	50,350,175
BXHPP Trust Series 2021-FILM Class A†	5.757% (1 mo. USD LIBOR + 0.65%	)#	8/15/2036	154,270,000	144,983,316
BXHPP Trust Series 2021-FILM Class B†	6.007% (1 mo. USD LIBOR + 0.90%	)#	8/15/2036	38,250,000	35,132,246
BXMT Ltd. Series 2021-FL4 Class A†	6.157% (1 mo. USD LIBOR + 1.05%	)#	5/15/2038	57,000,000	54,256,875
BXP Trust Series 2017-CQHP Class A†	5.957% (1 mo. USD LIBOR + 0.85%	)#	11/15/2034	41,359,000	39,864,497

See Notes to Financial Statements.	265

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Cantor Commercial Real Estate Lending Series 2019-CF1 Class 65A†	4.411%	#(h)	5/15/2052	$5,498,000	$4,844,256
CF Trust Series 2019-BOSS Class A1†	8.357% (1 mo. USD LIBOR + 3.25%	)#	12/15/2024	63,488,000	59,862,029
CFCRE Commercial Mortgage Trust Series 2016-C4 Class XA	1.605%	#(h)	5/10/2058	58,603,412	2,027,385
CFCRE Commercial Mortgage Trust Series 2016-C6 Class XA	1.083%	#(h)	11/10/2049	144,679,426	4,072,914
CFCRE Commercial Mortgage Trust Series 2016-C7 Class XA	0.658%	#(h)	12/10/2054	135,672,032	2,625,145
Citigroup Commercial Mortgage Trust Series 2012-GC8 Class XB†	Zero Coupon	#(h)	9/10/2045	130,629,134	1,306
Citigroup Commercial Mortgage Trust Series 2014-GC19 Class A3	3.753%		3/11/2047	3,995,041	3,948,613
Citigroup Commercial Mortgage Trust Series 2014-GC21 Class XA	1.12%	#(h)	5/10/2047	152,261,147	979,770
Citigroup Commercial Mortgage Trust Series 2014-GC23 Class XB	0.209%	#(h)	7/10/2047	120,131,000	242,989
Citigroup Commercial Mortgage Trust Series 2015-GC27 Class AAB	2.944%		2/10/2048	2,453,226	2,397,604
Citigroup Commercial Mortgage Trust Series 2015-GC27 Class XA	1.305%	#(h)	2/10/2048	94,490,783	1,453,268
Citigroup Commercial Mortgage Trust Series 2015-GC31 Class XA	0.333%	#(h)	6/10/2048	222,298,493	1,281,329
Citigroup Commercial Mortgage Trust Series 2015-GC35 Class XA	0.72%	#(h)	11/10/2048	150,352,491	2,051,891
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class A5	3.616%		2/10/2049	16,900,000	15,964,918
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class XA	1.21%	#(h)	2/10/2049	90,581,165	2,197,870
Citigroup Commercial Mortgage Trust Series 2016-GC37 Class A4	3.314%		4/10/2049	46,275,000	43,524,983
Citigroup Commercial Mortgage Trust Series 2016-GC37 Class XA	1.652%	#(h)	4/10/2049	50,921,561	1,790,305
Citigroup Commercial Mortgage Trust Series 2018-B2 Class A2	3.788%		3/10/2051	2,899,172	2,891,107
COLT Mortgage Loan Trust Series 2021-2 Class A1†	0.924%	#(h)	8/25/2066	10,961,466	8,542,928
Commercial Mortgage Pass-Through Certificates Series 2010-C1 Class D†	5.792%	#(h)	7/10/2046	10,636,843	10,146,970
Commercial Mortgage Pass-Through Certificates Series 2012-CR3 Class AM†	3.416%		10/15/2045	3,831,488	3,542,051

266	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates Series 2012-CR4 Class XA	1.182%	#(h)	10/15/2045	$46,993,197	$470
Commercial Mortgage Pass-Through Certificates Series 2013-CR12 Class A3	3.765%		10/10/2046	12,591,625	12,551,576
Commercial Mortgage Pass-Through Certificates Series 2013-CR8 Class XA	0.156%	#(h)	6/10/2046	43,164,774	432
Commercial Mortgage Pass-Through Certificates Series 2014-CR17 Class A5	3.977%		5/10/2047	7,751,000	7,568,696
Commercial Mortgage Pass-Through Certificates Series 2014-CR19 Class A4	3.532%		8/10/2047	11,256,012	10,906,316
Commercial Mortgage Pass-Through Certificates Series 2014-CR19 Class A5	3.796%		8/10/2047	10,150,000	9,857,965
Commercial Mortgage Pass-Through Certificates Series 2014-CR19 Class XA	0.927%	#(h)	8/10/2047	67,282,373	495,272
Commercial Mortgage Pass-Through Certificates Series 2014-CR21 Class A3	3.528%		12/10/2047	4,269,329	4,103,286
Commercial Mortgage Pass-Through Certificates Series 2014-CR21 Class XA	0.842%	#(h)	12/10/2047	92,844,606	913,322
Commercial Mortgage Pass-Through Certificates Series 2014-LC17 Class XA	0.659%	#(h)	10/10/2047	81,360,187	508,680
Commercial Mortgage Pass-Through Certificates Series 2014-UBS3 Class A3	3.546%		6/10/2047	5,773,954	5,644,686
Commercial Mortgage Pass-Through Certificates Series 2014-UBS3 Class A4	3.819%		6/10/2047	13,342,000	12,929,727
Commercial Mortgage Pass-Through Certificates Series 2014-UBS5 Class A4	3.838%		9/10/2047	25,610,000	24,699,265
Commercial Mortgage Pass-Through Certificates Series 2014-UBS5 Class XA	0.832%	#(h)	9/10/2047	182,289,768	1,427,019
Commercial Mortgage Pass-Through Certificates Series 2014-UBS6 Class A5	3.644%		12/10/2047	16,942,045	16,242,289
Commercial Mortgage Pass-Through Certificates Series 2015-DC1 Class A5	3.35%		2/10/2048	33,734,000	32,256,100
Commercial Mortgage Pass-Through Certificates Series 2015-LC21 Class A4	3.708%		7/10/2048	17,723,000	16,953,554
Commercial Mortgage Pass-Through Certificates Series 2015-PC1 Class A5	3.902%		7/10/2050	45,504,000	43,685,619
Commercial Mortgage Pass-Through Certificates Series 2015-PC1 Class XA†	0.403%	#(h)	7/10/2050	124,887,274	752,308
Commercial Mortgage Pass-Through Certificates Series 2016-CD1 Class XA	1.365%	#(h)	8/10/2049	98,380,606	3,077,129
Credit Suisse Mortgage Capital Certificates Series 2020-SPT1 Class A1†	1.616%		4/25/2065	3,544,465	3,481,789

See Notes to Financial Statements.	267

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates Trust Series 2014-USA Class A1†	3.304%		9/15/2037	$8,931,112	$7,672,505
Credit Suisse Mortgage Capital Certificates Trust Series 2014-USA Class X1†	0.54%	#(h)	9/15/2037	113,021,624	1,037,064
Credit Suisse Mortgage Capital Certificates Trust Series 2017-PFHP Class A†	6.057% (1 mo. USD LIBOR + 0.95%	)#	12/15/2030	18,561,000	17,683,902
Credit Suisse Mortgage Capital Certificates Trust Series 2020-NQM1 Class A1†	1.208%		5/25/2065	13,750,128	12,454,550
Credit Suisse Mortgage Capital Certificates Trust Series 2021-4SZN Class A†	9.027% (1 mo. USD Term SOFR + 3.97%	)#	11/15/2023	115,000,000	112,283,688
Credit Suisse Mortgage Capital Certificates Trust Series 2021-ADV Class A†	6.508% (1 mo. USD LIBOR + 1.40%	)#	7/15/2038	40,940,000	36,877,733
Credit Suisse Mortgage Capital Certificates Trust Series 2021-AFC1 Class A1†	0.83%	#(h)	3/25/2056	11,643,688	9,035,318
Credit Suisse Mortgage Capital Certificates Trust Series 2021-GATE Class B†	7.065% (1 mo. USD LIBOR + 1.96%	)#	12/15/2036	23,751,000	22,860,808
Credit Suisse Mortgage Capital Certificates Trust Series 2021-GATE Class C†	7.815% (1 mo. USD LIBOR + 2.71%	)#	12/15/2036	11,386,000	11,091,582
Credit Suisse Mortgage Capital Certificates Trust Series 2021-GATE Class D†	8.665% (1 mo. USD LIBOR + 3.56%	)#	12/15/2036	11,443,000	11,148,397
Credit Suisse Mortgage Capital Certificates Trust Series 2021-NQM1 Class A1†	0.809%	#(h)	5/25/2065	13,905,482	11,784,874
Credit Suisse Mortgage Capital Certificates Trust Series 2021-NQM3 Class A1†	1.015%	#(h)	4/25/2066	25,856,793	21,160,750
Credit Suisse Mortgage Capital Certificates Trust Series 2021-NQM5 Class A1†	0.938%	#(h)	5/25/2066	5,940,991	4,699,483
Credit Suisse Mortgage Capital Certificates Trust Series 2021-NQM6 Class A1†	1.174%	#(h)	7/25/2066	22,674,077	18,261,049
Credit Suisse Mortgage Capital Certificates Trust Series 2021-NQM7 Class A1†	1.756%	#(h)	10/25/2066	22,098,885	18,576,318
Credit Suisse Mortgage Capital Certificates Trust Series 2021-NQM7 Class A3†	2.064%	#(h)	10/25/2066	16,132,186	13,314,440
Credit Suisse Mortgage Capital Certificates Trust Series 2021-SRDC Class A†	9.253% (1 mo. USD LIBOR + 4.14%	)#	11/15/2023	25,000,000	25,229,355
Credit Suisse Mortgage Capital Certificates Trust Series 2022-NQM1 Class A1†	2.265%	#(h)	11/25/2066	54,390,827	47,021,245

268	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2023

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CS Master Trust Series 2021-AHP Class A†	9.115% (1 mo. USD Term SOFR + 4.06%	)#	4/15/2025		$83,500,000	$83,335,672
CS Master Trust Series 2021-BLUF Class A†	9.276% (1 mo. USD LIBOR + 4.18%	)#	4/15/2023	(i)	47,600,000	45,423,123	(b)
CS Master Trust Series 2021-MV Class A†	9.075% (1 mo. USD Term SOFR + 4.01%	)#	8/15/2023		62,700,000	63,226,586
CSAIL Commercial Mortgage Trust Series 2016-C6 Class XA	1.859%	#(h)	1/15/2049		128,399,728	5,201,678
CSAIL Commercial Mortgage Trust Series 2016-C7 Class A5	3.502%		11/15/2049		26,777,993	24,983,651
CSAIL Commercial Mortgage Trust Series 2016-C7 Class XA	0.935%	#(h)	11/15/2049		201,841,034	4,536,761
CSAIL Commercial Mortgage Trust Series 2018-C14 Class A2	4.261%		11/15/2051		3,831,768	3,821,176
CSMC Trust Series 2020-AFC1 Class A1†	2.24%	#(h)	2/25/2050		16,489,482	15,351,629
CSMC Trust Series 2021-BPNY Class A†	8.822% (1 mo. USD LIBOR + 3.71%	)#	8/15/2023		64,750,000	61,910,674
DBGS Mortgage Trust Series 2021-W52 Class A†	6.503% (1 mo. USD LIBOR + 1.39%	)#	10/15/2036		71,290,000	66,697,712
DBJPM Mortgage Trust Series 2016-C3 Class XA	1.423%	#(h)	8/10/2049		180,976,189	6,199,629
DBUBS Mortgage Trust Series 2011-LC3A Class PM4†	5.098%	#(h)	5/10/2044		9,200,000	6,186,665
DBWF Mortgage Trust Series 2015-LCM Class A1†	2.998%		6/10/2034		7,726,250	7,189,417
DBWF Mortgage Trust Series 2015-LCM Class XA†	0.423%	#(h)	6/10/2034		15,267,380	105,517
Deephaven Residential Mortgage Trust Series 2021-3 Class A1†	1.194%	#(h)	8/25/2066		52,238,368	44,601,192
Eleven Madison Mortgage Trust Series 2015-11MD Class A†	3.555%	#(h)	9/10/2035		26,534,000	23,825,879
Ellington Financial Mortgage Trust Series 2020-2 Class A1†	1.178%	#(h)	10/25/2065		8,573,527	7,739,786
Ellington Financial Mortgage Trust Series 2021-1 Class A1†	0.797%	#(h)	2/25/2066		5,244,559	4,418,765
Ellington Financial Mortgage Trust Series 2021-3 Class A1†	1.241%	#(h)	9/25/2066		25,236,791	19,877,794
EQUS Mortgage Trust Series 2021-EQAZ Class B†	6.207% (1 mo. USD LIBOR + 1.10%	)#	10/15/2038		13,670,726	13,145,334
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2013-DN1 Class M2	12.288% (1 mo. USD LIBOR + 7.15%	)#	7/25/2023		27,107,162	27,328,365
Federal National Mortgage Association Connecticut Avenue Securities Series 2013-C01 Class M2	10.388% (1 mo. USD LIBOR + 5.25%	)#	10/25/2023		16,213,382	16,457,429

See Notes to Financial Statements.	269

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association Connecticut Avenue Securities Series 2021-R02 Class 2M1†	5.873% (30 day USD SOFR Average + 0.90%	)#	11/25/2041	$21,864,910	$21,678,441
Federal National Mortgage Association Connecticut Avenue Securities Series 2021-R02 Class 2M2†	6.973% (30 day USD SOFR Average + 2.00%	)#	11/25/2041	18,765,000	17,958,114
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R03 Class 2M1	7.473%		4/25/2043	48,607,045	49,100,261
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R04 Class 1M1†	7.273%#		5/25/2043	16,195,000	16,204,474
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R02 Class 2M1†	6.173% (30 day USD SOFR Average + 1.20%	)#	1/25/2042	23,802,536	23,640,890
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R04 Class 1M1†	6.973% (30 day USD SOFR Average + 2.00%	)#	3/25/2042	21,106,893	21,205,377
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R08 Class 1M1†	7.523% (30 day USD SOFR Average + 2.55%	)#	7/25/2042	36,403,259	36,837,019
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R01 Class 1M1†	7.381% (30 day USD SOFR Average + 2.40%	)#	12/25/2042	23,067,896	23,245,376
Fontainebleau Miami Beach Trust Series 2019-FBLU Class A†	3.144%		12/10/2036	38,308,590	36,368,061
Fontainebleau Miami Beach Trust Series 2019-FBLU Class B†	3.447%		12/10/2036	16,564,190	15,696,780
Fontainebleau Miami Beach Trust Series 2019-FBLU Class XA†	0.642%	#(h)	12/10/2036	367,400,000	3,335,419
Freddie Mac STACR REMIC Trust Series 2021-DNA6 Class M2†	6.473% (30 day USD SOFR Average + 1.50%	)#	10/25/2041	27,070,000	26,322,124
Freddie Mac STACR REMIC Trust Series 2021-DNA7 Class M1†	5.823% (30 day USD SOFR Average + 0.85%	)#	11/25/2041	25,240,809	24,925,471

270	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac STACR REMIC Trust Series 2021-DNA7 Class M2†	6.773% (30 day USD SOFR Average + 1.80%	)#	11/25/2041	$46,980,000	$45,098,841
Freddie Mac STACR REMIC Trust Series 2021-HQA3 Class M1†	5.823% (30 day USD SOFR Average + 0.85%	)#	9/25/2041	61,469,344	59,585,481
Freddie Mac STACR REMIC Trust Series 2021-HQA4 Class M1†	5.923% (30 day USD SOFR Average + 0.95%	)#	12/25/2041	139,143,781	134,458,559
Freddie Mac STACR REMIC Trust Series 2022-DNA1 Class M1A†	5.973% (30 day USD SOFR Average + 1.00%	)#	1/25/2042	42,441,825	41,720,946
Freddie Mac STACR REMIC Trust Series 2022-DNA3 Class M1A†	6.973% (30 day USD SOFR Average + 2.00%	)#	4/25/2042	27,842,122	27,987,148
Freddie Mac STACR REMIC Trust Series 2022-DNA4 Class M1A†	7.173% (30 day USD SOFR Average + 2.20%	)#	5/25/2042	26,760,416	26,999,638
Great Wolf Trust Series 2019-WOLF Class B†	6.508% (1 mo. USD Term SOFR + 1.45%	)#	12/15/2036	14,159,000	13,910,859
GS Mortgage Securities Corp. Series Trust 2012-BWTR Class A†	2.954%		11/5/2034	9,225,000	6,244,030
GS Mortgage Securities Corp. Series Trust 2021-ARDN Class A†	6.357% (1 mo. USD LIBOR + 1.25%	)#	11/15/2036	110,910,000	107,723,700
GS Mortgage Securities Corp. Trust Series 2017-GPTX Class A†	2.856%		5/10/2034	42,390,714	33,531,055
GS Mortgage Securities Corp. Trust Series 2017-GPTX Class B†	3.104%		5/10/2034	31,044,000	21,575,580
GS Mortgage Securities Corp. Trust Series 2017-SLP Class A†	3.419%		10/10/2032	64,894	62,997
GS Mortgage Securities Corp. Trust Series 2018-RIVR Class A†	6.057% (1 mo. USD LIBOR + 0.95%	)#	7/15/2035	47,601,011	43,496,932
GS Mortgage Securities Corp. Trust Series 2019-70P Class A†	6.107% (1 mo. USD LIBOR + 1.00%	)#	10/15/2036	80,163,670	76,629,166
GS Mortgage Securities Corp. Trust Series 2019-70P Class B†	6.427% (1 mo. USD LIBOR + 1.32%	)#	10/15/2036	31,297,668	29,225,665
GS Mortgage Securities Corp. Trust Series 2019-SMP Class A†	6.257% (1 mo. USD LIBOR + 1.15%	)#	8/15/2032	22,000,000	21,572,965

See Notes to Financial Statements.	271

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. Trust Series 2021-RNT2 Class A†	8.207% (1 mo. USD LIBOR + 3.10%	)#	11/21/2023	$83,880,910	$83,676,409
GS Mortgage Securities Corp. Trust Series 2021-ROSS Class A†	6.258% (1 mo. USD LIBOR + 1.15%	)#	5/15/2026	47,760,000	43,338,570
GS Mortgage Securities Corp. Trust Series 2021-ROSS Class G†	9.758% (1 mo. USD LIBOR + 4.65%	)#	5/15/2026	15,000,000	11,820,870
GS Mortgage Securities Corp. Trust Series 2021-ROSS Class H†	11.008% (1 mo. USD LIBOR + 5.90%	)#	5/15/2026	19,706,000	15,180,247
GS Mortgage Securities Trust Series 2011-GC5 Class B†	5.153%	#(h)	8/10/2044	39,534,760	32,333,816
GS Mortgage Securities Trust Series 2012-GCJ9 Class XB†	Zero Coupon	#(h)	11/10/2045	39,174,905	392
GS Mortgage Securities Trust Series 2013-GCJ14 Class A5	4.243%		8/10/2046	8,349,741	8,331,325
GS Mortgage Securities Trust Series 2014-GC18 Class A4	4.074%		1/10/2047	13,252,225	13,024,122
GS Mortgage Securities Trust Series 2014-GC26 Class XA	0.915%	#(h)	11/10/2047	69,054,176	681,689
GS Mortgage Securities Trust Series 2015-GC34 Class A4	3.506%		10/10/2048	34,627,000	32,776,329
GS Mortgage Securities Trust Series 2015-GS1 Class XA	0.756%	#(h)	11/10/2048	89,134,721	1,374,342
GS Mortgage Securities Trust Series 2016-GS2 Class A4	3.05%		5/10/2049	28,917,000	26,986,238
GS Mortgage Securities Trust Series 2016-GS2 Class XA	1.728%	#(h)	5/10/2049	160,028,189	6,119,366
GS Mortgage Securities Trust Series 2020-GC45 Class A2	2.898%		2/13/2053	15,180,000	14,383,921
HMH Trust Series 2017-NSS Class A†	3.062%		7/5/2031	33,687,000	31,718,416
HMH Trust Series 2017-NSS Class B†	3.343%		7/5/2031	21,685,000	20,587,197
HMH Trust Series 2017-NSS Class C†	3.787%		7/5/2031	16,116,000	15,219,547
HMH Trust Series 2017-NSS Class D†	4.723%		7/5/2031	21,309,000	19,850,665
HONO Mortgage Trust Series 2021-LULU Class A†	6.257% (1 mo. USD LIBOR + 1.15%	)#	10/15/2036	54,660,000	52,413,004
Houston Galleria Mall Trust Series 2015-HGLR Class A1A2†	3.087%		3/5/2037	54,825,000	51,320,476

272	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Hudsons Bay Simon JV Trust Series 2015-HB10 Class XA10†	1.293%	#(h)	8/5/2034	$150,785,000	$21,038
Hudsons Bay Simon JV Trust Series 2015-HB7 Class A7†	3.914%		8/5/2034	61,926,000	54,911,072
Hudsons Bay Simon JV Trust Series 2015-HB7 Class B7†	4.666%		8/5/2034	5,000,000	4,216,515
Hudsons Bay Simon JV Trust Series 2015-HB7 Class XA7†	1.245%	#(h)	8/5/2034	171,661,000	23,688
IMT Trust Series 2017-APTS Class AFX†	3.478%		6/15/2034	1,380,000	1,332,602
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-WLDN Class A†	3.905%		5/5/2030	66,414,046	52,248,209
JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C12 Class XA	0.239%	#(h)	7/15/2045	2,970,953	30
JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class XA	0.959%	#(h)	4/15/2046	8,230,958	82
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C24 Class XA	0.847%	#(h)	11/15/2047	87,048,039	594,529
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C25 Class XA	0.805%	#(h)	11/15/2047	145,673,152	1,243,990
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C26 Class XA	0.927%	#(h)	1/15/2048	127,899,860	1,240,117
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class A†	3.429%		6/10/2027	163,798,100	62,570,874
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class B†	3.771%		6/10/2027	20,772,000	3,380,643
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class C†	3.805%	#(h)	6/10/2027	14,352,000	1,032,268
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class D†	3.805%	#(h)	6/10/2027	25,795,381	582,331
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class XA†	0.376%	#(h)	6/10/2027	102,274,000	174,758
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class XB†	0.034%	#(h)	6/10/2027	45,476,000	15,378
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-C29 Class XA	0.556%	#(h)	5/15/2048	47,328,419	406,991
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4 Class XA	0.578%	#(h)	12/15/2049	137,609,392	2,117,286
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-NINE Class A†	2.854%	#(h)	9/6/2038	10,000,000	8,892,170
JP Morgan Chase Commercial Mortgage Securities Trust Series 2017-JP7 Class A3	3.379%		9/15/2050	10,000,000	9,658,988

See Notes to Financial Statements.	273

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Chase Commercial Mortgage Securities Trust Series 2017-JP7 Class XA	0.985%	#(h)	9/15/2050	$262,388,574	$7,642,933
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-MINN Class A†	6.377% (1 mo. USD LIBOR + 1.27%	)#	11/15/2035	13,730,000	13,242,846
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-MINN Class B†	6.707% (1 mo. USD LIBOR + 1.60%	)#	11/15/2035	10,053,000	9,605,275
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-MINN Class C†	7.057% (1 mo. USD LIBOR + 1.95%	)#	11/15/2035	8,746,000	8,223,302
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-PTC Class A†	6.557% (1 mo. USD LIBOR + 1.45%	)#	4/15/2031	25,048,000	21,657,127
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-PTC Class B†	7.257% (1 mo. USD LIBOR + 2.15%	)#	4/15/2031	14,359,000	12,196,894
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-PTC Class C†	7.657% (1 mo. USD LIBOR + 2.55%	)#	4/15/2031	10,408,000	8,692,501
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX†	4.248%		7/5/2033	69,261,000	62,582,508
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class XAFX†	1.116%	#(h)	7/5/2033	155,900,000	21,015
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-ICON Class A†	3.884%		1/5/2034	32,965,000	32,052,895
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-ICON Class B†	4.235%		1/5/2034	13,737,000	13,352,717
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-ICON Class C†	4.536%		1/5/2034	12,800,000	12,411,621
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-PCC Class A†	6.924% (1 mo. USD Term SOFR + 1.86%	)#	9/15/2029	39,509,392	39,542,718	(b)
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-PCC Class B†	7.824% (1 mo. USD Term SOFR + 2.76%	)#	9/15/2029	15,299,000	15,315,616	(b)
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-PCC Class C†	8.524% (1 mo. USD Term SOFR + 3.46%	)#	9/15/2029	11,384,000	11,388,700	(b)
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-PCC Class D†	9.524% (1 mo. USD Term SOFR + 4.46%	)#	9/15/2029	14,048,000	14,043,965	(b)

274	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-PCC Class E†	10.524% (1 mo. USD Term SOFR + 5.46%	)#	9/15/2029	$8,338,000	$8,319,367	(b)
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-UES Class A†	3.81%		5/5/2032	6,460,000	6,273,348
JP Morgan Chase Commercial Mortgage Securities Trust Series 2021-BOLT Class A†	6.408% (1 mo. USD LIBOR + 1.30%	)#	8/15/2033	50,480,000	50,411,948
JP Morgan Chase Commercial Mortgage Securities Trust Series 2021-BOLT Class B†	7.558% (1 mo. USD LIBOR + 2.45%	)#	8/15/2033	41,740,000	41,782,082
JP Morgan Chase Commercial Mortgage Securities Trust Series 2021-BOLT Class C†	9.058% (1 mo. USD LIBOR + 3.95%	)#	8/15/2033	37,430,000	37,418,505
JP Morgan Chase Commercial Mortgage Securities Trust Series 2022-NLP Class A†	5.656% (1 mo. USD Term SOFR + 0.60%	)#	4/15/2037	44,293,822	42,102,952
JPMBB Commercial Mortgage Securities Trust Series 2015-C30 Class XA	0.425%	#(h)	7/15/2048	106,423,538	806,765
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class A2	2.215%		5/13/2053	14,750,000	13,341,238
Key Commercial Mortgage Securities Trust Series 2019-S2 Class A1†	2.656%		6/15/2052	5,621,583	5,411,959
Key Commercial Mortgage Securities Trust Series 2019-S2 Class X†	1.423%	#(h)	6/15/2052	115,901,146	6,576,236
KIND Trust Series 2021-KIND Class A†	6.124% (1 mo. USD Term SOFR + 1.06%	)#	8/15/2038	81,908,023	76,987,972
KKR Industrial Portfolio Trust Series 2021-KDIP Class A†	5.724% (1 mo. USD Term SOFR + 0.66%	)#	12/15/2037	11,185,397	11,054,398
Ladder Capital Commercial Mortgage Trust Series 2013-GCP Class A1†	3.575%		2/15/2036	5,118,135	4,752,780
Life Mortgage Trust Series 2022-BMR2 Class A1†	6.355% (1 mo. USD Term SOFR + 1.30%	)#	5/15/2039	55,580,000	54,496,273
LoanCore Issuer Ltd. Series 2019-CRE3 Class AS†	6.477% (1 mo. USD LIBOR + 1.37%	)#	4/15/2034	5,412,257	5,313,505
LSTAR Commercial Mortgage Trust Series 2016-4 Class XA†	1.687%	#(h)	3/10/2049	59,171,110	1,050,678
LSTAR Commercial Mortgage Trust Series 2017-5 Class A3†	4.50%		3/10/2050	51,919,373	51,859,235
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-CKSV Class A2†	3.277%		10/15/2030	14,775,117	11,869,298

See Notes to Financial Statements.	275

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class XA	0.447%	#(h)	5/15/2046	$12,178,548	$122
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class XB†	0.161%	#(h)	5/15/2046	107,177,251	11,790
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014 C19 Class XA	0.953%	#(h)	12/15/2047	98,787,282	922,802
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C17 Class A4	3.443%		8/15/2047	5,784,540	5,646,074
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29 Class A4	3.325%		5/15/2049	18,050,000	17,045,602
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29 Class XA	1.512%	#(h)	5/15/2049	108,450,503	3,451,448
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31 Class XA	1.273%	#(h)	11/15/2049	225,217,488	7,272,295
Morgan Stanley Capital I Trust Series 2015-420 Class A†	3.727%		10/12/2050	22,353,128	20,664,644
Morgan Stanley Capital I Trust Series 2015-UBS8 Class ASB	3.626%		12/15/2048	4,432,507	4,298,606
Morgan Stanley Capital I Trust Series 2016-UB11 Class XA	1.439%	#(h)	8/15/2049	67,759,698	2,450,435
Morgan Stanley Capital I Trust Series 2016-UB11 Class XB	0.882%	#(h)	8/15/2049	121,222,774	3,056,632
MSCG Trust Series 2015-ALDR Class A1†	2.612%		6/7/2035	7,678,141	7,266,590
MTK Mortgage Trust Series 2021-GRNY Class A†	6.857% (1 mo. USD LIBOR + 1.75%	)#	12/15/2038	68,552,500	66,169,741
MTK Mortgage Trust Series 2021-GRNY Class B†	7.757% (1 mo. USD LIBOR + 2.65%	)#	12/15/2038	22,648,900	21,777,987
MTK Mortgage Trust Series 2021-GRNY Class C†	8.507% (1 mo. USD LIBOR + 3.40%	)#	12/15/2038	9,458,500	9,057,569
MTN Commercial Mortgage Trust Series 2022-LPFL Class A†	6.456% (1 mo. USD Term SOFR + 1.40%	)#	3/15/2039	13,544,000	13,344,337
Natixis Commercial Mortgage Securities Trust Series 2018-285M Class A†	3.79%	#(h)	11/15/2032	47,581,000	44,502,029
Natixis Commercial Mortgage Securities Trust Series 2018-285M Class B†	3.79%	#(h)	11/15/2032	17,029,000	15,452,860
New Residential Mortgage Loan Trust Series 2020-NQM1 Class A1†	2.464%	#(h)	1/26/2060	6,173,029	5,657,720
NYO Commercial Mortgage Trust Series 2021-1290 Class A†	6.27% (1 mo. USD Term SOFR + 1.21%	)#	11/15/2038	38,850,000	35,463,181
One Bryant Park Trust Series 2019-OBP Class A†	2.516%		9/15/2054	3,520,000	2,893,636

276	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
One New York Plaza Trust Series 2020-1NYP Class A†	6.057% (1 mo. USD LIBOR + 0.95%	)#	1/15/2036	$86,000,000	$81,650,146
One New York Plaza Trust Series 2020-1NYP Class AJ†	6.357% (1 mo. USD LIBOR + 1.25%	)#	1/15/2036	59,595,000	55,492,266
Palisades Center Trust Series 2016-PLSD Class A†	2.713%		4/13/2033	6,735,000	3,878,889
Palisades Center Trust Series 2016-PLSD Class C†	3.998%		4/13/2033	40,040,000	5,385,580
Palisades Center Trust Series 2016-PLSD Class D†	4.737%		4/13/2033	34,071,926	1,614,549
PFP Ltd. Series 2021-7 Class A†	5.957% (1 mo. USD LIBOR + 0.85%	)#	4/14/2038	778,858	769,158
Prima Capital CRE Securitization Ltd. Series 2019-7A Class A†	2.25%		12/25/2050	3,655,179	3,670,476	(b)
RBS Commercial Funding, Inc. Trust Series 2013-SMV Class A†	3.26%		3/11/2031	57,896,000	55,007,435
Ready Capital Mortgage Financing LLC Series 2021-FL6 Class A†	6.088% (1 mo. USD LIBOR + 0.95%	)#	7/25/2036	68,778,344	66,658,648
Ready Capital Mortgage Financing LLC Series 2022-FL8 Class A†	6.631% (30 day USD SOFR Average + 1.65%	)#	1/25/2037	51,473,306	50,674,492
Ready Capital Mortgage Trust Series 2019-5 Class A†	3.777%		2/25/2052	1,011,132	998,817
ReadyCap Commercial Mortgage Trust Series 2018-4 Class A†	3.39%		2/27/2051	2,382,229	2,285,800
ReadyCap Commercial Mortgage Trust Series 2019-6 Class A†	2.833%		10/25/2052	18,785,184	17,551,549
Residential Mortgage Loan Trust Series 2020-1 Class A1†	2.376%	#(h)	1/26/2060	3,268,341	3,096,600
SFO Commercial Mortgage Trust Series 2021-555 Class A†	6.257% (1 mo. USD LIBOR + 1.15%	)#	5/15/2038	60,000,000	53,287,728
Shops at Crystals Trust Series 2016-CSTL Class XA†	0.606%	#(h)	7/5/2036	112,000,000	1,772,689
SHOW Trust Series 2022-BIZ Class A†	8.035% (1 mo. USD Term SOFR + 2.98%	)#	1/15/2027	186,000,000	186,413,973
SMRT Commercial Mortgage Trust Series 2022-MINI Class A†	6.06% (1 mo. USD Term SOFR + 1.00%	)#	1/15/2039	112,590,000	109,370,162
SREIT Trust Series 2021-MFP Class A†	5.838% (1 mo. USD LIBOR + 0.73%	)#	11/15/2038	25,100,000	24,284,642

See Notes to Financial Statements.	277

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Starwood Mortgage Residential Trust Series 2020-1 Class A1†	2.275%	#(h)	2/25/2050	$1,251,559	$1,188,187
Starwood Mortgage Residential Trust Series 2021-2 Class A1†	0.943%	#(h)	5/25/2065	7,580,301	6,766,095
UBS Commercial Mortgage Trust Series 2017-C6 Class XA	1.154%	#(h)	12/15/2050	271,632,332	10,515,811
UBS-Barclays Commercial Mortgage Trust Series 2012-C2 Class XA†	0.522%	#(h)	5/10/2063	12,165,910	122
UBS-Barclays Commercial Mortgage Trust Series 2013-C5 Class B†	3.649%	#(h)	3/10/2046	5,162,708	4,753,832
UBS-Barclays Commercial Mortgage Trust Series 2013-C6 Class XA†	0.78%	#(h)	4/10/2046	8,910,297	89
VASA Trust Series 2021-VASA Class B†	6.357% (1 mo. USD LIBOR + 1.25%	)#	7/15/2039	20,502,000	18,844,868
Verus Securitization Trust Series 2020-1 Class A1†	2.417%		1/25/2060	5,028,963	4,733,782
Verus Securitization Trust Series 2020-4 Class A1†	1.502%		5/25/2065	11,858,271	10,905,944
Verus Securitization Trust Series 2020-5 Class A1†	1.218%		5/25/2065	12,284,555	11,172,501
Verus Securitization Trust Series 2021-1 Class A1†	0.815%	#(h)	1/25/2066	22,028,113	18,860,118
Verus Securitization Trust Series 2021-3 Class A1†	1.046%	#(h)	6/25/2066	36,096,590	30,236,818
Verus Securitization Trust Series 2021-5 Class A1†	1.013%	#(h)	9/25/2066	32,472,198	26,447,199
Verus Securitization Trust Series 2021-R2 Class A1†	0.918%	#(h)	2/25/2064	7,870,164	6,833,965
Verus Securitization Trust Series 2021-R3 Class A1†	1.02%	#(h)	4/25/2064	23,854,992	21,236,484
Wells Fargo Commercial Mortgage Trust Series 2014-LC16 Class A5	3.817%		8/15/2050	13,277,000	12,899,076
Wells Fargo Commercial Mortgage Trust Series 2015-C29 Class XA	0.59%	#(h)	6/15/2048	122,363,558	1,191,894
Wells Fargo Commercial Mortgage Trust Series 2015-SG1 Class XA	0.652%	#(h)	9/15/2048	141,105,040	1,561,059
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class XA	1.714%	#(h)	8/15/2049	182,683,012	7,310,682
Wells Fargo Commercial Mortgage Trust Series 2016-C32 Class A4	3.56%		1/15/2059	18,500,000	17,519,951
Wells Fargo Commercial Mortgage Trust Series 2016-C34 Class XA	2.061%	#(h)	6/15/2049	117,688,245	4,400,434
Wells Fargo Commercial Mortgage Trust Series 2017-SMP Class B†	6.232% (1 mo. USD LIBOR + 1.13%	)#	12/15/2034	16,322,000	15,597,228
Wells Fargo Commercial Mortgage Trust Series 2018-C44 Class A2	4.178%		5/15/2051	12,053,251	11,761,695
Wells Fargo Commercial Mortgage Trust Series 2018-C47 Class A2	4.361%		9/15/2061	17,688,788	17,528,935

278	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WFLD Mortgage Trust Series 2014-MONT Class A†	3.755%	#(h)	8/10/2031	$7,750,000	$6,876,353
WF-RBS Commercial Mortgage Trust Series 2012-C10 Class XA†	1.151%	#(h)	12/15/2045	2,344,141	23
WF-RBS Commercial Mortgage Trust Series 2013-C13 Class XA†	0.737%	#(h)	5/15/2045	12,390,166	793
WF-RBS Commercial Mortgage Trust Series 2014-C19 Class A4	3.829%		3/15/2047	8,371,990	8,234,919
WF-RBS Commercial Mortgage Trust Series 2014-C19 Class A5	4.101%		3/15/2047	25,388,286	24,882,876
WF-RBS Commercial Mortgage Trust Series 2014-C20 Class A5	3.995%		5/15/2047	9,160,000	8,907,305
WFRBS Commercial Mortgage Trust Series 2014-C21 Class A4	3.41%		8/15/2047	12,037,495	11,693,786
WF-RBS Commercial Mortgage Trust Series 2014-C21 Class XB	0.643%	#(h)	8/15/2047	77,368,500	578,771
WF-RBS Commercial Mortgage Trust Series 2014-C22 Class XA	0.779%	#(h)	9/15/2057	72,033,379	464,846
WF-RBS Commercial Mortgage Trust Series 2014-C22 Class XB	0.452%	#(h)	9/15/2057	37,769,102	166,161
Total Non-Agency Commercial Mortgage-Backed Securities (cost $7,178,248,410)					6,452,358,754

U.S. TREASURY OBLIGATIONS 4.69%
U.S. Treasury Inflation-Indexed Notes(j)	0.25%		1/15/2025	325,796,392	313,858,281
U.S. Treasury Notes	3.875%		3/31/2025	606,625,000	599,658,288
U.S. Treasury Notes	3.875%		4/30/2025	763,926,000	755,660,084
U.S. Treasury Notes	4.125%		1/31/2025	539,389,000	534,848,439
Total U.S. Treasury Obligations (cost $2,216,184,843)					2,204,025,092
Total Long-Term Investments (cost $48,233,681,473)					46,305,047,666

SHORT-TERM INVESTMENTS 1.18%

COMMERCIAL PAPER 0.79%

Auto Manufacturers 0.09%
General Motors Financial Co., Inc.	5.68%		8/22/2023	41,707,000	41,184,504

Chemicals 0.08%
FMC Corp.	6.175%		7/10/2023	38,742,000	38,490,177

Commercial Services 0.01%
Global Payments, Inc.	5.912%		6/1/2023	6,784,000	6,784,000

See Notes to Financial Statements.	279

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electric 0.19%
AES Corp.	5.983%	6/1/2023	$25,207,000	$25,207,000
RWE AG	6.019%	7/11/2023	63,045,000	62,631,705
Total				87,838,705

Equity Real Estate 0.05%
Crown Castle, Inc.	6.009%	6/8/2023	25,000,000	24,971,320

Finance 0.22%
Brookfield Infrastructure Holdings Canada, Inc.	6.184%	7/20/2023	32,000,000	31,738,666
Brookfield Infrastructure Holdings Canada, Inc.	6.186%	7/20/2023	45,300,000	44,930,050
Brookfield Infrastructure Holdings Canada, Inc.	6.485%	10/5/2023	24,725,000	24,222,588
Total				100,891,304

Oil & Gas 0.15%
Ovintiv, Inc.	6.093%	6/16/2023	51,618,000	51,490,030
Ovintiv, Inc.	6.167%	6/9/2023	20,000,000	19,973,111
Total				71,463,141
Total Commercial Paper (cost $371,589,031)				371,623,151

REPURCHASE AGREEMENTS 0.39%
Repurchase Agreement dated 5/31/2023, 2.600% due 6/1/2023 with Fixed Income Clearing Corp. collateralized by $100,151,000 of U.S. Treasury Note at 0.500% due 2/28/2026; $94,282,400 of U.S. Treasury Note at 4.00% due 2/15/2026; value: $184,676,396; proceeds: $181,068,294 (cost $181,055,218)			181,055,218	181,055,218
Total Short-Term Investments (cost $552,644,249)				552,678,369
Total Investments in Securities 99.78% (cost $48,786,325,722)				46,857,726,035
Other Assets and Liabilities – Net(k) 0.22%				104,211,970
Net Assets 100.00%				$46,961,938,005

CAD	Canadian Dollar.
CMT	Constant Maturity Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At May 31, 2023, the total value of Rule 144A securities was $22,771,290,155, which represents 48.49% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2023.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Level 3 Investment as described in Note 2(u) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

280	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2023

(c)	Foreign security traded in U.S. dollars.
(d)	Securities purchased on a when-issued basis (See Note 2(j)).
(e)	Defaulted (non-income producing security).
(f)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2023.
(g)	Interest Rate to be determined.
(h)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(i)	Maturity date has passed. As of May 31, 2023, an extension is available to June 15, 2024.
(j)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(k)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

Centrally Cleared Credit Default Swap Contracts on Issuers - Sell Protection at May 31, 2023(1):

Referenced Indexes	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation(3)	Value
Ford Motor Company(4)(5)	Goldman Sachs	5.000%	12/20/2023	$50,000,000	$624,709	$447,873	$1,072,582
Ford Motor Company(4)(5)	Goldman Sachs	5.000%	12/20/2023	25,000,000	516,826	7,574	524,400
					$1,141,535	$455,447	$1,596,982

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes amounted to $455,447. Total unrealized depreciation on Credit Default Swap Contracts on Indexes amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	Moody’s Credit Rating: Baa3.

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at May 31, 2023:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Goldman Sachs	2.399%	CPI Urban Consumer NSA	10/4/2023	$270,511,787	$2,072,699
Goldman Sachs	4.145%	CPI Urban Consumer NSA	4/15/2024	261,224,873	897,801
Total Unrealized Appreciation on Centrally Cleared CPI Swap Contracts					$2,970,500

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Depreciation
Goldman Sachs	2.548%	CPI Urban Consumer NSA	3/27/2025	245,000,000	(988,629)
Goldman Sachs	2.750%	CPI Urban Consumer NSA	3/24/2024	245,000,000	(210,271)
Total Unrealized Depreciation on Centrally Cleared CPI Swap Contracts					$(1,198,900)

See Notes to Financial Statements.	281

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2023

Credit Default Swap Contracts on Indexes - Sell Protection at May 31, 2023(1):

Referenced Indexes*	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX. NA.A.10	Morgan Stanley	2.000%	11/17/2059	15,000,000	$(71,516)	$(1,417,205)	$(1,488,721)
Markit CMBX. NA.A.10	Morgan Stanley	2.000%	11/17/2059	25,000,000	(115,793)	(2,365,409)	(2,481,202)
Markit CMBX. NA.AA.6	Citibank	1.500%	5/11/2063	3,438,188	(32,711)	(388,639)	(421,350)
Markit CMBX. NA.AA.6	Citibank	1.500%	5/11/2063	1,719,094	(26,702)	(183,973)	(210,675)
Markit CMBX. NA.AA.6	Citibank	1.500%	5/11/2063	859,547	(9,733)	(95,604)	(105,337)
Markit CMBX. NA.AA.6	Citibank	1.500%	5/11/2063	1,719,094	(31,342)	(179,333)	(210,675)
Markit CMBX. NA.AA.6	Citibank	1.500%	5/11/2063	859,547	(12,816)	(92,521)	(105,337)
Markit CMBX. NA.AA.6	Citibank	1.500%	5/11/2063	1,719,094	(18,937)	(191,738)	(210,675)
Markit CMBX. NA.AA.6	Citibank	1.500%	5/11/2063	1,719,094	(19,467)	(191,208)	(210,675)
Markit CMBX. NA.AA.6	Morgan Stanley	1.500%	5/11/2063	5,157,281	(42,937)	(589,088)	(632,025)
Markit CMBX. NA.AA.7	Citibank	1.500%	1/17/2047	34,436,297	(510,606)	(1,550,317)	(2,060,923)
Markit CMBX. NA.AA.7	Citibank	1.500%	1/17/2047	24,597,355	(420,607)	(1,051,481)	(1,472,088)
Markit CMBX. NA.AA.7	Citibank	1.500%	1/17/2047	19,677,884	(297,260)	(880,410)	(1,177,670)
Markit CMBX. NA.AA.8	Morgan Stanley	1.500%	10/17/2057	25,000,000	(66,097)	(400,173)	(466,270)
					$(1,676,524)	$(9,577,099)	$(11,253,623)

*	The Referenced Index is for the Credit Default Swap Contracts on Indexes, which is comprised of a basket of commercial mortgage-backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swap Contracts on Indexes amounted to $9,577,099.
(4)	Includes upfront payments paid (received).

282	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2023

Forward Foreign Currency Exchange Contracts at May 31, 2023:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Sell	State Street Bank and Trust	7/20/2023	33,790,000	$25,149,603	$24,919,804	$229,799

Futures Contracts at May 31, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	September 2023	109,272	Long	$22,482,642,592	$22,491,250,984	$ 8,608,392
U.S. 5-Year Treasury Note	September 2023	34,109	Short	(3,723,016,467)	(3,720,545,766)	2,470,701
Total Unrealized Appreciation on Futures Contracts						$11,079,093

The following is a summary of the inputs used as of May 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type	Level 1	Level 2	Level 3	Total
Long-Term Investments(2)
Asset-Backed Securities
Other	$–	$6,407,888,346	$33,568,057	$6,441,456,403
Remaining Industries	–	4,914,350,389	–	4,914,350,389
Common Stocks	5,164	–	–	5,164
Corporate Bonds	–	24,168,322,970	–	24,168,322,970
Floating Rate Loans	–	1,982,694,183	–	1,982,694,183
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	13,744,378	20,471	13,764,849
Government Sponsored Enterprises Pass-Throughs	–	107,981,044	–	107,981,044
Municipal Bonds	–	20,088,818	–	20,088,818
Non-Agency Commercial Mortgage-Backed Securities	–	6,314,654,789	137,703,965	6,452,358,754
U.S. Treasury Obligations	–	2,204,025,092	–	2,204,025,092
Short-Term Investments
Commercial Paper	–	371,623,151	–	371,623,151
Repurchase Agreements	–	181,055,218	–	181,055,218
Total	$5,164	$46,686,428,378	$171,292,493	$46,857,726,035

See Notes to Financial Statements.	283

Schedule of Investments (unaudited)(concluded)

SHORT DURATION INCOME FUND May 31, 2023

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$1,596,982	$–	$1,596,982
Liabilities	–	–	–	–
Centrally Cleared CPI Swap Contracts
Assets	–	2,970,500	–	2,970,500
Liabilities	–	(1,198,900)	–	(1,198,900)
Credit Default Swap Contracts
Assets	–	–	–	–
Liabilities	–	(11,253,623)	–	(11,253,623)
Forward Foreign Currency Exchange Contracts
Assets	–	229,799	–	229,799
Liabilities	–	–	–	–
Futures Contracts
Assets	11,079,093	–	–	11,079,093
Liabilities	–	–	–	–
Total	$11,079,093	$(7,655,242)	$–	$3,423,851

(1)	Refer to Note 2(u) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

284	See Notes to Financial Statements.

Schedule of Investments (unaudited)

TOTAL RETURN FUND May 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 109.73%

ASSET-BACKED SECURITIES 14.03%

Automobiles 4.24%
Avid Automobile Receivables Trust Series 2019-1 Class C†	3.14%	7/15/2026	$315,155	$314,212
BMW Vehicle Lease Trust Series 2023-1 Class A4	5.07%	6/25/2026	11,350,000	11,309,694
Capital One Prime Auto Receivables Trust Series 2022-1 Class A2	2.71%	6/16/2025	1,613,764	1,593,091
Carvana Auto Receivables Trust Series 2019-3A Class E†	4.60%	7/15/2026	4,236,000	4,143,806
Carvana Auto Receivables Trust Series NP1 2020-N1A Class E†	5.20%	7/15/2027	9,077,000	8,690,389
CPS Auto Receivables Trust Series 2019-B Class E†	5.00%	3/17/2025	1,246,696	1,237,907
CPS Auto Receivables Trust Series 2020-A Class E†	4.09%	12/15/2025	812,000	797,849
Flagship Credit Auto Trust Series 2018-4 Class E†	5.51%	3/16/2026	9,800,000	9,670,011
Flagship Credit Auto Trust Series 2022-3 Class A3†	4.55%	4/15/2027	11,120,000	10,942,567
Ford Credit Auto Lease Trust Series 2023-A Class A3	4.94%	3/15/2026	13,850,000	13,765,411
GM Financial Automobile Leasing Trust Series 2022-2 Class A2	2.93%	10/21/2024	9,047,268	8,964,218
GM Financial Automobile Leasing Trust Series 2023-1 Class A3	5.16%	4/20/2026	12,200,000	12,176,621
GM Financial Automobile Leasing Trust Series 2023-1 Class B	5.51%	1/20/2027	10,505,000	10,493,627
Santander Drive Auto Receivables Trust Series 2022-5 Class C	4.74%	10/16/2028	5,884,000	5,759,651
Santander Drive Auto Receivables Trust Series 2022-6 Class C	4.96%	11/15/2028	12,785,000	12,559,005
Tricolor Auto Securitization Trust Series 2021-1A Class E†	3.23%	9/15/2026	4,270,000	4,135,569
Westlake Automobile Receivables Trust Series 2020-3A Class E†	3.34%	6/15/2026	8,700,000	8,364,447
Westlake Automobile Receivables Trust Series 2021-1A Class E†	2.33%	8/17/2026	3,045,000	2,867,702
Westlake Automobile Receivables Trust Series 2023-1A Class C†	5.74%	8/15/2028	4,415,000	4,403,669
Total				132,189,446

Credit Card 1.40%
BA Credit Card Trust Series 2022-A2 Class A2	5.00%	4/15/2028	9,150,000	9,202,881
Discover Card Execution Note Trust Series 2022-A3 Class A3	3.56%	7/15/2027	10,895,000	10,613,524

See Notes to Financial Statements.	285

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Credit Card (continued)
Genesis Sales Finance Master Trust Series 2021-AA Class B†	1.45%		12/21/2026	$8,410,000	$7,843,095
Genesis Sales Finance Master Trust Series 2021-AA Class D†	2.09%		12/21/2026	4,000,000	3,499,058
Perimeter Master Note Business Trust Series 2019-2A Class A†	4.23%		5/15/2024	7,083,347	6,982,933
Perimeter Master Note Business Trust Series 2021-1A Class B†	4.17%		12/15/2026	5,875,000	5,498,987
Total					43,640,478

Other 8.36%
Affirm Asset Securitization Trust Series 2023-A Class 1A†	6.61%		1/18/2028	8,430,000	8,411,485
AMMC CLO XIII Ltd. Series 2013-13A Class A2LR†	6.973% (3 mo. USD LIBOR + 1.70%	)#	7/24/2029	810,000	803,521
Apidos CLO XXVI Series 2017-26A Class A2R†	6.762% (3 mo. USD LIBOR + 1.50%	)#	7/18/2029	3,300,000	3,224,421
Apidos CLO XXXV Series 2021-35A Class A†	6.30% (3 mo. USD LIBOR + 1.05%	)#	4/20/2034	4,660,000	4,550,641
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL2 Class A†	6.207% (1 mo. USD LIBOR + 1.10%	)#	5/15/2036	5,850,000	5,720,626
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL2 Class E†	8.057% (1 mo. USD LIBOR + 2.95%	)#	5/15/2036	1,930,000	1,789,614
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL3 Class A†	6.177% (1 mo. USD LIBOR + 1.07%	)#	8/15/2034	5,910,000	5,725,820
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL4 Class A†	6.457% (1 mo. USD LIBOR + 1.35%	)#	11/15/2036	14,060,000	13,767,468
Ares XL CLO Ltd. Series 2016-40A Class A1RR†	6.13% (3 mo. USD LIBOR + 0.87%	)#	1/15/2029	3,335,727	3,305,838
Avant Loans Funding Trust Series 2022-REV1 Class A†	6.54%		9/15/2031	15,210,000	15,070,056
Ballyrock CLO Ltd. Series 2020-2A Class A1R†	6.26% (3 mo. USD LIBOR + 1.01%	)#	10/20/2031	6,120,000	6,042,821
Barings CLO Ltd. Series 2019-3A Class A1R†	6.32% (3 mo. USD LIBOR + 1.07%	)#	4/20/2031	5,500,000	5,422,520
BlueMountain CLO XXXI Ltd. Series 2021-31A Class A1†	6.415% (3 mo. USD LIBOR + 1.15%	)#	4/19/2034	6,950,000	6,785,285
Carlyle U.S. CLO Ltd. Series 2017-1A Class A1AR†	6.33% (3 mo. USD LIBOR + 1.08%	)#	4/20/2031	7,700,000	7,581,721

286	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Other (continued)
Carlyle U.S. CLO Ltd. Series 2017-3A Class A1AR†	6.15% (3 mo. USD LIBOR + 0.90%	)#	7/20/2029		$6,835,146	$6,758,807
CIFC Funding V Ltd. Series 2014-5A Class A1R2†	6.46% (3 mo. USD LIBOR + 1.20%	)#	10/17/2031		3,830,000	3,791,110
Consumer Loan Underlying Bond CLUB Credit Trust Series 2019-P2 Class C†	4.41%		10/15/2026		799,776	796,389
Dryden Senior Loan Fund Series 2017-47A Class BR†	6.73% (3 mo. USD LIBOR + 1.47%	)#	4/15/2028		12,670,000	12,436,625
Fairstone Financial Issuance Trust Series I 2020-1A Class C†(a)	5.162%		10/20/2039	CAD	20,760,000	14,982,540
Fairstone Financial Issuance Trust Series I 2020-1A Class D†(a)	6.873%		10/20/2039	CAD	2,649,000	1,912,148
Galaxy XXI CLO Ltd. Series 2015-21A Class AR†	6.27% (3 mo. USD LIBOR + 1.02%	)#	4/20/2031		$1,970,000	1,945,868
Greywolf CLO VII Ltd. Series 2018-2A Class A1†	6.489% (3 mo. USD Term SOFR + 1.44%	)#	10/20/2031		3,800,000	3,770,920
HGI CRE CLO Ltd. Series 2021-FL1 Class C†	6.805% (1 mo. USD LIBOR + 1.70%	)#	6/16/2036		2,350,000	2,180,020
Lending Funding Trust Series 2020-2A Class A†	2.32%		4/21/2031		11,751,000	10,523,961
Lendmark Funding Trust Series 2021-1A Class A†	1.90%		11/20/2031		8,300,000	7,236,788
Lendmark Funding Trust Series 2021-2A Class D†	4.46%		4/20/2032		4,025,000	3,056,016
LoanCore Issuer Ltd. Series 2022-CRE7 Class A†	6.456% (30 day USD SOFR Average + 1.55%	)#	1/17/2037		8,100,000	7,962,892
Marble Point CLO XVII Ltd. Series 2020-1A Class A†	6.55% (3 mo. USD LIBOR + 1.30%	)#	4/20/2033		7,154,498	7,018,563
Mariner Finance Issuance Trust Series 2021-BA Class E†	4.68%		11/20/2036		4,100,000	3,192,103
ME Funding LLC Series 2019-1 Class A2†	6.448%		7/30/2049		13,089,260	12,789,852
MF1 Ltd. Series 2022-FL8 Class A†	6.273% (30 day USD SOFR Average + 1.35%	)#	2/19/2037		4,610,000	4,502,543
Mountain View CLO LLC Series 2017-1A Class AR†	6.35% (3 mo. USD LIBOR + 1.09%	)#	10/16/2029		4,469,183	4,437,640
Parallel Ltd. Series 2017-1A Class A1R†	6.28% (3 mo. USD LIBOR + 1.03%	)#	7/20/2029		1,532,480	1,520,203
RAD CLO 6 Ltd. Series 2019-6A Class A1†	6.63% (3 mo. USD LIBOR + 1.38%	)#	1/20/2033		8,550,000	8,457,660
Rockford Tower CLO Ltd. Series 2018-1A Class A†	6.479% (3 mo. USD LIBOR + 1.10%	)#	5/20/2031		9,551,309	9,403,500
SCF Equipment Leasing LLC Series 2019-2A Class B†	2.76%		8/20/2026		9,263,000	8,986,231

See Notes to Financial Statements.	287

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
SCF Equipment Leasing LLC Series 2021-1A Class D†	1.93%		9/20/2030	$8,430,000	$7,522,033
SCF Equipment Leasing LLC Series 2021-1A Class E†	3.56%		8/20/2032	2,800,000	2,572,524
SEB Funding LLC Series 2021-1A Class A2†	4.969%		1/30/2052	9,595,950	8,486,807
Signal Peak CLO Ltd. Series 2020-8A Class A†	6.52% (3 mo. USD LIBOR + 1.27%	)#	4/20/2033	12,021,647	11,805,513
Sunrun Demeter Issuer LLC Series 2021-2A Class A†	2.27%		1/30/2057	1,705,407	1,364,775
TCW CLO Ltd. Series 2022 1A Class A1†	6.411% (3 mo. USD Term SOFR + 1.34%	)#	4/22/2033	3,500,000	3,441,375
Total					261,057,243

Student Loan 0.03%
Towd Point Asset Trust Series 2018-SL1 Class A†	5.738% (1 mo. USD LIBOR + 0.60%	)#	1/25/2046	852,588	847,811
Total Asset-Backed Securities (cost $453,637,011)					437,734,978

CORPORATE BONDS 44.03%

Aerospace/Defense 0.29%
Bombardier, Inc. (Canada)†(b)	6.00%		2/15/2028	6,595,000	6,090,939
TransDigm, Inc.	4.625%		1/15/2029	3,334,000	2,959,025
Total					9,049,964

Agriculture 1.16%
BAT Capital Corp.	3.222%		8/15/2024	17,009,000	16,513,585
Cargill, Inc.†	4.00%		6/22/2032	8,575,000	8,015,929
Philip Morris International, Inc.	5.625%		11/17/2029	6,862,000	7,035,457
Viterra Finance BV (Netherlands)†(b)	4.90%		4/21/2027	4,776,000	4,580,868
Total					36,145,839

Airlines 0.68%
American Airlines, Inc.†	7.25%		2/15/2028	3,259,000	3,193,117
American Airlines, Inc.†	11.75%		7/15/2025	3,068,000	3,363,466
British Airways Pass-Through Trust Series 2020-1 Class A (United Kingdom)†(b)	4.25%		5/15/2034	6,451,696	6,010,003
Delta Air Lines, Inc.†	7.00%		5/1/2025	8,298,000	8,529,046
Total					21,095,632

Apparel 0.18%
Levi Strauss & Co.†	3.50%		3/1/2031	3,985,000	3,299,939
PVH Corp.	7.75%		11/15/2023	2,290,000	2,315,518
Total					5,615,457

288	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Auto Manufacturers 0.25%
Ford Motor Co.	3.25%		2/12/2032	$10,339,000	$7,865,627

Banks 13.11%
ABN AMRO Bank NV (Netherlands)†(b)	3.324% (5 yr. CMT + 1.90%	)#	3/13/2037	5,400,000	4,132,346
Bank of America Corp.	1.658% (SOFR + 0.91%	)#	3/11/2027	4,792,000	4,330,396
Bank of America Corp.	2.087% (SOFR + 1.06%	)#	6/14/2029	9,122,000	7,818,451
Bank of America Corp.	2.687% (SOFR + 1.32%	)#	4/22/2032	13,034,000	10,779,971
Bank of America Corp.	3.458% (3 mo. USD Term SOFR + 1.23%	)#	3/15/2025	7,498,000	7,354,964
Bank of America Corp.	3.593% (3 mo. USD Term SOFR + 1.63%	)#	7/21/2028	10,476,000	9,773,976
Bank of America Corp.	3.97% (3 mo. USD Term SOFR + 1.33%	)#	3/5/2029	5,597,000	5,284,533
Bank of America Corp.	4.00%		1/22/2025	2,367,000	2,313,294
Bank of New York Mellon Corp.	4.967% (SOFR + 1.61%	)#	4/26/2034	5,472,000	5,443,743
BankUnited, Inc.	5.125%		6/11/2030	6,768,000	4,816,474
BNG Bank NV (Netherlands)†(b)	3.50%		5/19/2028	21,684,000	21,167,162
BNP Paribas SA (France)†(b)	4.375% (5 yr. USD Swap + 1.48%	)#	3/1/2033	9,174,000	8,395,263
Citigroup, Inc.	3.887% (3 mo. USD Term SOFR + 1.82%	)#	1/10/2028	13,692,000	13,041,399
Citigroup, Inc.	3.98% (3 mo. USD Term SOFR + 1.60%	)#	3/20/2030	26,656,000	24,736,503
Citigroup, Inc.	4.14% (SOFR + 1.37%	)#	5/24/2025	3,361,000	3,308,027
Citizens Bank NA	4.119% (SOFR + 1.40%	)#	5/23/2025	2,298,000	2,150,339
Citizens Bank NA	6.064% (SOFR + 1.45%	)#	10/24/2025	2,405,000	2,258,598
Danske Bank AS (Denmark)†(b)	3.773% (1 yr. CMT + 1.45%	)#	3/28/2025	16,133,000	15,758,214
Danske Bank AS (Denmark)†(b)	4.375%		6/12/2028	200,000	187,891
First-Citizens Bank & Trust Co.	2.969% (3 mo. USD Term SOFR + 1.72%	)#	9/27/2025	6,617,000	6,190,355
Goldman Sachs Group, Inc.	2.383% (SOFR + 1.25%	)#	7/21/2032	9,100,000	7,333,847

See Notes to Financial Statements.	289

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
HSBC Holdings PLC (United Kingdom)(b)	3.803% (3 mo. USD LIBOR + 1.21%	)#	3/11/2025	$6,281,000	$6,165,273
JPMorgan Chase & Co.	2.963% (SOFR + 1.26%	)#	1/25/2033	10,975,000	9,294,346
JPMorgan Chase & Co.	3.54% (3 mo. USD Term SOFR + 1.64%	)#	5/1/2028	14,941,000	14,115,393
JPMorgan Chase & Co.	3.782% (3 mo. USD Term SOFR + 1.60%	)#	2/1/2028	11,047,000	10,513,939
Lloyds Banking Group PLC (United Kingdom)(b)	3.90%		3/12/2024	7,879,000	7,754,867
M&T Bank Corp.	5.053% (SOFR + 1.85%	)#	1/27/2034	8,928,000	8,245,492
Macquarie Bank Ltd. (Australia)†(b)	3.624%		6/3/2030	2,821,000	2,382,651
Macquarie Group Ltd. (Australia)†(b)	2.691% (SOFR + 1.44%	)#	6/23/2032	11,002,000	8,785,333
Macquarie Group Ltd. (Australia)†(b)	4.654% (3 mo. USD LIBOR + 1.73%	)#	3/27/2029	9,640,000	9,263,590
Mitsubishi UFJ Financial Group, Inc. (Japan)(b)	5.541% (1 yr. CMT + 1.50%	)#	4/17/2026	3,928,000	3,923,286
Morgan Stanley	2.239% (SOFR + 1.18%	)#	7/21/2032	16,565,000	13,227,909
Morgan Stanley	2.484% (SOFR + 1.36%	)#	9/16/2036	6,328,000	4,781,404
Morgan Stanley	4.431% (3 mo. USD Term SOFR + 1.63%	)#	1/23/2030	23,303,000	22,390,060
Morgan Stanley	5.05% (SOFR + 1.30%	)#	1/28/2027	4,719,000	4,706,303
Royal Bank of Canada (Canada)(b)	6.00%		11/1/2027	7,909,000	8,199,322
State Street Corp.	4.164% (SOFR + 1.73%	)#	8/4/2033	5,502,000	5,119,380
Toronto-Dominion Bank (Canada)(b)	4.456%		6/8/2032	5,557,000	5,258,425
U.S. Bancorp	4.839% (SOFR + 1.60%	)#	2/1/2034	8,230,000	7,726,653
U.S. Bancorp	4.967% (SOFR + 2.11%	)#	7/22/2033	12,314,000	11,163,685
UBS AG (Switzerland)(b)	5.125%		5/15/2024	9,363,000	9,225,738
UBS Group AG (Switzerland)†(b)	1.364% (1 yr. CMT + 1.08%	)#	1/30/2027	5,819,000	5,123,724
UBS Group AG (Switzerland)†(b)	1.494% (1 yr. CMT + 0.85%	)#	8/10/2027	6,783,000	5,852,172
UBS Group AG (Switzerland)†(b)	4.703% (1 yr. CMT + 2.05%	)#	8/5/2027	4,487,000	4,315,427

290	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
UBS Group AG (Switzerland)†(b)	5.711% (1 yr. CMT + 1.55%	)#	1/12/2027	$7,074,000	$7,018,578
Wells Fargo & Co.	2.188% (SOFR + 2.00%	)#	4/30/2026	7,724,000	7,270,799
Wells Fargo & Co.	2.393% (SOFR + 2.10%	)#	6/2/2028	20,155,000	18,034,217
Wells Fargo & Co.	3.35% (SOFR + 1.50%	)#	3/2/2033	8,054,000	6,923,767
Wells Fargo & Co.	3.584% (3 mo. USD Term SOFR + 1.57%	)#	5/22/2028	10,914,000	10,247,124
Wells Fargo & Co.	5.389% (SOFR + 2.02%	)#	4/24/2034	5,516,000	5,526,545
Total					409,131,148

Biotechnology 0.06%
Baxalta, Inc.	4.00%		6/23/2025	2,070,000	2,022,248

Building Materials 0.29%
Griffon Corp.	5.75%		3/1/2028	3,355,000	3,098,159
Smyrna Ready Mix Concrete LLC†	6.00%		11/1/2028	3,380,000	3,148,186
Standard Industries, Inc.†	4.375%		7/15/2030	3,523,000	2,978,348
Total					9,224,693

Chemicals 0.56%
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%		6/15/2028	3,972,000	3,450,984
International Flavors & Fragrances, Inc.†	1.23%		10/1/2025	12,233,000	10,916,560
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%		4/1/2025	3,227,000	3,131,963
Total					17,499,507

Coal 0.10%
SunCoke Energy, Inc.†	4.875%		6/30/2029	3,791,000	3,125,323

Commercial Services 0.75%
Adani Ports & Special Economic Zone Ltd. (India)(b)	4.00%		7/30/2027	3,580,000	3,093,102
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl (Luxembourg)†(b)	4.625%		6/1/2028	3,637,000	2,984,979
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†	4.75%		4/1/2028	3,508,000	3,131,697
Garda World Security Corp. (Canada)†(b)	7.75%		2/15/2028	3,106,000	3,118,533
Global Payments, Inc.	4.00%		6/1/2023	10,971,000	10,971,000
Total					23,299,311

See Notes to Financial Statements.	291

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Computers 0.46%
International Business Machines Corp.(a)	1.50%		5/23/2029	EUR	5,649,000	$5,410,243
International Business Machines Corp.(a)	3.75%		2/6/2035	EUR	4,656,000	4,878,473
Leidos, Inc.	5.75%		3/15/2033		$4,202,000	4,175,279
Total						14,463,995

Cosmetics/Personal Care 0.11%
Haleon U.S. Capital LLC	3.625%		3/24/2032		3,778,000	3,393,245

Diversified Financial Services 1.85%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(b)	4.875%		1/16/2024		2,348,000	2,328,115
Aircastle Ltd.†	2.85%		1/26/2028		6,919,000	5,921,819
American Express Co.	4.42% (SOFR + 1.76%	)#	8/3/2033		6,231,000	5,895,276
Aviation Capital Group LLC†	1.95%		1/30/2026		4,918,000	4,395,465
Aviation Capital Group LLC†	5.50%		12/15/2024		11,453,000	11,238,034
Avolon Holdings Funding Ltd. (Ireland)†(b)	2.125%		2/21/2026		11,378,000	10,015,498
Avolon Holdings Funding Ltd. (Ireland)†(b)	4.25%		4/15/2026		5,671,000	5,253,842
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027		3,127,000	2,980,434
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045		4,780,000	3,868,682
OneMain Finance Corp.	5.375%		11/15/2029		3,471,000	2,841,743
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(b)	7.875%		5/1/2027		3,396,000	3,068,388
Total						57,807,296

Electric 4.28%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates)(b)	4.696%		4/24/2033		7,815,000	7,818,665
AEP Texas, Inc.	5.40%		6/1/2033		3,798,000	3,806,997
AES Corp.†	3.95%		7/15/2030		6,812,000	6,114,747
Alfa Desarrollo SpA (Chile)†(b)	4.55%		9/27/2051		5,749,514	4,164,114
Ausgrid Finance Pty. Ltd. (Australia)†(b)	4.35%		8/1/2028		6,077,000	5,804,824
Calpine Corp.†	5.125%		3/15/2028		3,474,000	3,115,988
CenterPoint Energy Houston Electric LLC	4.95%		4/1/2033		3,826,000	3,844,019
Constellation Energy Generation LLC	6.25%		10/1/2039		5,767,000	5,992,663
Duke Energy Corp.	4.50%		8/15/2032		11,256,000	10,646,607
Duke Energy Indiana LLC	5.40%		4/1/2053		3,668,000	3,648,345
Electricite de France SA†	6.25%		5/23/2033		9,711,000	9,844,772
Enel Finance International NV(a)	0.50%		6/17/2030	EUR	9,430,000	7,999,384

292	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Electric (continued)
Eskom Holdings SOC Ltd. (South Africa)(b)	6.35%		8/10/2028		$3,260,000	$2,954,766
Indiana Michigan Power Co.	5.625%		4/1/2053		3,692,000	3,778,344
Indianapolis Power & Light Co.†	5.65%		12/1/2032		9,456,000	9,766,440
Minejesa Capital BV (Netherlands)†(b)	4.625%		8/10/2030		7,792,000	6,999,779
NRG Energy, Inc.†	4.45%		6/15/2029		3,410,000	3,050,597
Oklahoma Gas & Electric Co.	5.40%		1/15/2033		4,089,000	4,185,592
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia)†(b)	3.00%		6/30/2030		8,195,000	7,033,188
Southern Co.	4.475%	(c)	8/1/2024		13,655,000	13,457,789
Vistra Operations Co. LLC†	3.55%		7/15/2024		9,911,000	9,594,731
Total						133,622,351

Electronics 0.26%
Honeywell International, Inc.(a)	4.125%		11/2/2034	EUR	7,421,000	8,065,627

Engineering & Construction 0.15%
Weekley Homes LLC/Weekley Finance Corp.†	4.875%		9/15/2028		$5,381,000	4,725,137

Entertainment 0.55%
Cinemark USA, Inc.†	5.875%		3/15/2026		3,245,000	3,087,877
Jacobs Entertainment, Inc.†	6.75%		2/15/2029		3,610,000	3,173,027
Warnermedia Holdings, Inc.	3.428%		3/15/2024		11,093,000	10,862,571
Total						17,123,475

Food 0.11%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	3.50%		3/15/2029		3,949,000	3,440,342

Gas 0.68%
CenterPoint Energy Resources Corp.	4.40%		7/1/2032		7,179,000	6,911,218
National Fuel Gas Co.	5.50%		1/15/2026		7,186,000	7,137,746
ONE Gas, Inc.	1.10%		3/11/2024		3,029,000	2,926,582
Southwest Gas Corp.	4.05%		3/15/2032		4,810,000	4,340,011
Total						21,315,557

Health Care-Products 0.65%
GE HealthCare Technologies, Inc.†	5.65%		11/15/2027		11,685,000	11,927,879
Revvity, Inc.	0.85%		9/15/2024		8,876,000	8,364,401
Total						20,292,280

Health Care-Services 1.96%
Catalent Pharma Solutions, Inc.†	5.00%		7/15/2027		3,395,000	3,091,178
Centene Corp.	3.375%		2/15/2030		19,444,000	16,782,894

See Notes to Financial Statements.	293

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Health Care-Services (continued)
Centene Corp.	4.25%	12/15/2027	$4,989,000	$4,693,052
Elevance Health, Inc.	2.25%	5/15/2030	2,498,000	2,111,152
Elevance Health, Inc.	5.125%	2/15/2053	4,117,000	3,950,275
Elevance Health, Inc.	5.50%	10/15/2032	7,051,000	7,292,978
Humana, Inc.	1.35%	2/3/2027	8,740,000	7,675,476
Humana, Inc.	5.875%	3/1/2033	8,936,000	9,390,698
Tenet Healthcare Corp.	6.125%	10/1/2028	3,303,000	3,133,753
Tenet Healthcare Corp.†	6.75%	5/15/2031	3,071,000	3,071,798
Total				61,193,254

Insurance 0.94%
Assurant, Inc.	2.65%	1/15/2032	3,488,000	2,650,022
GA Global Funding Trust†	3.85%	4/11/2025	9,989,000	9,576,912
Metropolitan Life Global Funding I†	4.05%	8/25/2025	2,599,000	2,522,926
Metropolitan Life Global Funding I†	5.15%	3/28/2033	4,836,000	4,828,965
New York Life Global Funding†	4.55%	1/28/2033	9,929,000	9,680,406
Total				29,259,231

Internet 1.47%
Amazon.com, Inc.	4.70%	12/1/2032	22,245,000	22,568,089
Netflix, Inc.	5.875%	11/15/2028	4,150,000	4,305,268
Netflix, Inc.	6.375%	5/15/2029	10,544,000	11,187,627
Prosus NV (Netherlands)†(b)	3.257%	1/19/2027	8,550,000	7,764,245
Total				45,825,229

Iron-Steel 0.09%
U.S. Steel Corp.	6.875%	3/1/2029	2,785,000	2,694,404

Leisure Time 0.38%
Life Time, Inc.†	5.75%	1/15/2026	4,059,000	3,937,256
NCL Corp. Ltd.†	5.875%	2/15/2027	3,278,000	3,125,037
Royal Caribbean Cruises Ltd.†	5.375%	7/15/2027	3,503,000	3,231,577
Royal Caribbean Cruises Ltd.†	8.25%	1/15/2029	1,561,000	1,643,925
Total				11,937,795

Lodging 0.03%
Genting New York LLC/GENNY Capital, Inc.†	3.30%	2/15/2026	1,167,000	1,043,255

Machinery-Diversified 0.52%
Chart Industries, Inc.†	9.50%	1/1/2031	2,951,000	3,089,225
nVent Finance Sarl (Luxembourg)(b)	4.55%	4/15/2028	13,974,000	13,202,828
Total				16,292,053

294	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Media 0.35%
DISH Network Corp.†	11.75%	11/15/2027	$2,867,000	$2,747,221
FactSet Research Systems, Inc.	3.45%	3/1/2032	9,354,000	8,042,664
Total				10,789,885

Mining 0.72%
Corp. Nacional del Cobre de Chile (Chile)†(b)	5.125%	2/2/2033	6,150,000	6,125,327
FMG Resources August 2006 Pty. Ltd. (Australia)†(b)	4.375%	4/1/2031	5,290,000	4,475,572
Freeport Indonesia PT (Indonesia)(b)	5.315%	4/14/2032	6,344,000	5,970,527
Glencore Funding LLC†	4.875%	3/12/2029	5,934,000	5,766,385
Total				22,337,811

Oil & Gas 3.00%
California Resources Corp.†	7.125%	2/1/2026	2,119,000	2,152,692
Callon Petroleum Co.†	8.00%	8/1/2028	3,955,000	3,872,151
Comstock Resources, Inc.†	6.75%	3/1/2029	3,889,000	3,403,672
Continental Resources, Inc.†	5.75%	1/15/2031	19,772,000	18,851,055
Diamondback Energy, Inc.	3.125%	3/24/2031	11,675,000	9,958,866
Earthstone Energy Holdings LLC†	8.00%	4/15/2027	4,578,000	4,460,643
EQT Corp.	7.00%	2/1/2030	15,389,000	15,943,773
Occidental Petroleum Corp.	6.125%	1/1/2031	1,650,000	1,678,479
Occidental Petroleum Corp.	6.625%	9/1/2030	10,419,000	10,871,289
OGX Austria GmbH (Brazil)†(b)(d)	8.50%	6/1/2018	1,730,000	35
Ovintiv, Inc.	6.50%	2/1/2038	6,037,000	5,985,930
PBF Holding Co. LLC/PBF Finance Corp.	6.00%	2/15/2028	3,425,000	3,190,216
Petroleos Mexicanos (Mexico)(b)	6.70%	2/16/2032	11,050,000	8,289,757
Thaioil Treasury Center Co. Ltd. (Thailand)†(b)	2.50%	6/18/2030	1,718,000	1,412,396
Vital Energy, Inc.	9.50%	1/15/2025	3,449,000	3,415,089
Total				93,486,043

Packaging & Containers 0.20%
Mauser Packaging Solutions Holding Co.†	7.875%	8/15/2026	3,095,000	3,070,950
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.†	4.375%	10/15/2028	3,606,000	3,142,647
Total				6,213,597

Pharmaceuticals 2.02%
Bayer Corp.†	6.65%	2/15/2028	3,872,000	4,102,420
BellRing Brands, Inc.†	7.00%	3/15/2030	3,016,000	3,060,561
Cigna Group	2.40%	3/15/2030	15,529,000	13,232,992
CVS Health Corp.	1.75%	8/21/2030	6,300,000	5,067,958
CVS Health Corp.	3.25%	8/15/2029	21,067,000	19,062,078

See Notes to Financial Statements.	295

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Pharmaceuticals (continued)
CVS Health Corp.	5.05%		3/25/2048	$5,639,000	$5,098,120
Pfizer Investment Enterprises Pte. Ltd. (Singapore)(b)	4.75%		5/19/2033	13,481,000	13,541,489
Total					63,165,618

Pipelines 1.84%
Buckeye Partners LP	9.293% (3 mo. USD LIBOR + 4.02%	)#	1/22/2078	3,812,000	3,266,554
Cheniere Energy Partners LP	3.25%		1/31/2032	4,113,000	3,369,776
CNX Midstream Partners LP†	4.75%		4/15/2030	3,860,000	3,201,088
Eastern Gas Transmission & Storage, Inc.	3.00%		11/15/2029	4,956,000	4,405,921
EIG Pearl Holdings Sarl (Luxembourg)†(b)	3.545%		8/31/2036	8,400,000	7,161,638
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)†(b)	3.25%		9/30/2040	9,000,000	7,054,290
Kinder Morgan Energy Partners LP	4.25%		9/1/2024	7,507,000	7,331,745
NGPL PipeCo LLC†	3.25%		7/15/2031	3,129,000	2,588,757
Sabine Pass Liquefaction LLC	5.625%		3/1/2025	8,107,000	8,107,072
TMS Issuer Sarl (Luxembourg)†(b)	5.78%		8/23/2032	7,362,000	7,677,683
Venture Global LNG, Inc.†	8.375%		6/1/2031	3,111,000	3,130,381
Total					57,294,905

REITS 1.32%
American Tower Corp.	2.40%		3/15/2025	5,260,000	4,989,542
American Tower Corp.	2.95%		1/15/2025	2,739,000	2,632,314
American Tower Corp.	3.80%		8/15/2029	5,139,000	4,743,749
American Tower Corp.	5.55%		7/15/2033	3,813,000	3,839,683
Crown Castle, Inc.	2.10%		4/1/2031	5,073,000	4,090,742
Crown Castle, Inc.	3.30%		7/1/2030	9,417,000	8,324,879
EPR Properties	4.95%		4/15/2028	4,652,000	4,034,690
Trust Fibra Uno (Mexico)†(b)	4.869%		1/15/2030	3,600,000	3,036,889
VICI Properties LP/VICI Note Co., Inc.†	5.625%		5/1/2024	5,519,000	5,487,149
Total					41,179,637

Retail 0.29%
Evergreen Acqco 1 LP/TVI, Inc.†	9.75%		4/26/2028	3,095,000	3,099,813
Macy’s Retail Holdings LLC†	5.875%		4/1/2029	3,218,000	2,848,855
SRS Distribution, Inc.†	4.625%		7/1/2028	3,532,000	3,121,035
Total					9,069,703

Semiconductors 0.14%
Broadcom, Inc.†	4.15%		4/15/2032	4,997,000	4,500,674

296	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Software 0.70%
Cloud Software Group, Inc.†	6.50%		3/31/2029	$3,433,000	$3,039,363
Oracle Corp.	2.875%		3/25/2031	10,577,000	8,997,075
Oracle Corp.	6.25%		11/9/2032	3,196,000	3,381,829
Workday, Inc.	3.80%		4/1/2032	7,018,000	6,331,380
Total					21,749,647

Telecommunications 1.33%
AT&T, Inc.	4.30%		2/15/2030	5,326,000	5,100,024
Frontier Communications Holdings LLC†	5.00%		5/1/2028	5,502,000	4,613,126
Sprint Capital Corp.	6.875%		11/15/2028	5,781,000	6,185,473
Sprint Capital Corp.	8.75%		3/15/2032	6,302,000	7,662,078
T-Mobile USA, Inc.	3.50%		4/15/2025	4,634,000	4,494,868
T-Mobile USA, Inc.	3.875%		4/15/2030	14,614,000	13,563,773
Total					41,619,342

Trucking & Leasing 0.20%
Fortress Transportation & Infrastructure Investors LLC†	5.50%		5/1/2028	6,816,000	6,126,611
Total Corporate Bonds (cost $1,456,596,360)					1,374,102,748

FLOATING RATE LOANS(e) 0.77%

Entertainment 0.11%
Stars Group Holdings BV 2018 USD Incremental Term Loan (Netherlands)(b)	7.409% (3 mo. USD LIBOR + 2.25%	)	7/21/2026	3,398,637	3,389,563

Financial 0.03%
LPL Holdings, Inc. 2019 Term Loan B1	6.843%		11/12/2026	953,126	945,577

Lodging 0.24%
Hilton Domestic Operating Co., Inc. 2019 Term Loan B2	6.95% (1 mo. USD Term SOFR + 1.75%	)	6/22/2026	7,750,000	7,719,233

Media 0.39%
Charter Communications Operating LLC 2019 Term Loan B1	6.795% – 6.90% (1 mo. USD Term SOFR + 1.75% (3 mo. USD Term SOFR + 1.75%	) )	4/30/2025	7,628,602	7,622,117

See Notes to Financial Statements.	297

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Media (continued)
Charter Communications Operating, LLC 2019 Term Loan B2	6.795% – 6.90% (1 mo. USD Term SOFR + 1.75% (3 mo. USD Term SOFR + 1.75%	) )	2/1/2027	$4,588,114	$4,503,532
Total					12,125,649
Total Floating Rate Loans (cost $24,310,562)					24,180,022

FOREIGN GOVERNMENT OBLIGATIONS(b) 4.04%

Canada 1.15%
Province of Quebec	3.625%		4/13/2028	36,497,000	35,743,426

Costa Rica 0.20%
Costa Rica Government International Bonds†	6.55%		4/3/2034	6,190,000	6,262,733

Japan 0.46%
Japan International Cooperation Agency	4.00%		5/23/2028	14,504,000	14,295,383

Mexico 0.24%
Mexico Government International Bonds	4.875%		5/19/2033	7,890,000	7,551,131

Panama 0.24%
Panama Government International Bonds	2.252%		9/29/2032	9,666,000	7,446,972

Saudi Arabia 0.14%
Saudi Government International Bonds†	4.875%		7/18/2033	4,391,000	4,431,226

Senegal 0.09%
Senegal Government International Bonds†	6.25%		5/23/2033	3,380,000	2,704,473

South Africa 0.09%
Republic of South Africa Government International Bonds	5.875%		4/20/2032	3,320,000	2,862,205

Sri Lanka 0.05%
Sri Lanka Government International Bonds†(d)	5.875%		7/25/2022	4,250,000	1,721,223

Sweden 1.38%
Kommuninvest I Sverige AB†	4.25%		12/10/2025	17,555,000	17,492,920
Svensk Exportkredit AB	4.00%		7/15/2025	25,883,000	25,611,607
Total					43,104,527
Total Foreign Government Obligations (cost $129,813,990)					126,123,299

298	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.74%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series 001 Class XA	2.112%	#(f)	2/25/2032	$15,082,773	$1,133,800
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series 145 Class A2	2.58%		5/25/2032	11,436,000	9,947,016
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series G07 Class A2	3.123%	#(f)	8/25/2032	13,216,000	11,988,915
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $22,928,627)					23,069,731

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 27.23%
Federal Home Loan Bank	5.08% (SOFR + 2.00%	)#	9/19/2023	39,755,000	39,784,592
Federal Home Loan Mortgage Corp.	2.50%		11/1/2050 – 5/1/2052	20,692,074	17,863,697
Federal Home Loan Mortgage Corp.	3.50%		2/1/2046	5,844,114	5,496,771
Federal Home Loan Mortgage Corp.	4.50%		8/1/2052	14,858,897	14,580,503
Federal Home Loan Mortgage Corp.	5.00%		7/1/2052 – 8/1/2052	31,535,824	31,375,601
Federal National Mortgage Association	2.00%		6/1/2051 – 11/1/2051	24,620,443	20,350,581
Federal National Mortgage Association	2.50%		8/1/2050 – 5/1/2052	162,953,725	141,301,496
Federal National Mortgage Association	3.00%		12/1/2048 – 1/1/2051	30,583,726	27,707,139
Federal National Mortgage Association	3.50%		7/1/2045 – 4/1/2052	21,660,705	20,155,519
Federal National Mortgage Association	4.00%		5/1/2052 – 6/1/2052	25,332,922	24,205,471
Federal National Mortgage Association	5.00%		7/1/2052 – 8/1/2052	22,511,973	22,427,040
Government National Mortgage Association(g)	3.00%		TBA	49,582,000	44,673,189
Government National Mortgage Association(g)	3.50%		TBA	9,275,000	8,612,345
Government National Mortgage Association(g)	4.00%		TBA	30,398,000	28,918,472
Government National Mortgage Association(g)	4.50%		TBA	38,619,000	37,544,155
Government National Mortgage Association(g)	5.00%		TBA	73,103,000	72,194,432
Government National Mortgage Association(g)	5.50%		TBA	65,712,000	65,665,797
Government National Mortgage Association(g)	6.00%		TBA	53,164,000	53,649,952
Government National Mortgage Association(g)	6.50%		TBA	39,758,000	40,425,810
Uniform Mortgage-Backed Security(g)	2.00%		TBA	18,036,000	14,855,266

See Notes to Financial Statements.	299

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Uniform Mortgage-Backed Security(g)	4.00%		TBA	$17,930,000	$16,952,255
Uniform Mortgage-Backed Security(g)	5.00%		TBA	18,089,000	18,043,071
Uniform Mortgage-Backed Security(g)	5.50%		TBA	50,534,000	50,652,386
Uniform Mortgage-Backed Security(g)	6.00%		TBA	18,029,000	18,238,869
Uniform Mortgage-Backed Security(g)	6.50%		TBA	13,665,000	13,979,936
Total Government Sponsored Enterprises Pass-Throughs (cost $864,425,396)					849,654,345

MUNICIPAL BONDS 0.26%

Government 0.10%
New York City Transitional Finance Authority Future Tax Secured Revenue	1.95%		8/1/2034	4,200,000	3,170,084

Natural Gas 0.16%
Texas Natural Gas Securitization Finance Corp.	5.102%		4/1/2035	4,692,000	4,814,446
Total Municipal Bonds (cost $8,910,470)					7,984,530

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 9.07%
Angel Oak Mortgage Trust Series 2020-1 Class A1†	2.466%	#(f)	12/25/2059	404,066	379,491
Angel Oak Mortgage Trust Series 2021-3 Class A1†	1.068%	#(f)	5/25/2066	4,616,176	3,823,974
Angel Oak Mortgage Trust Series 2022-3 Class A1†	4.00%		1/25/2067	6,598,777	6,187,674
Bank Series 2021-BN35 Class A5	2.285%		6/15/2064	3,126,000	2,543,689
BBCMS Mortgage Trust Series 2019-BWAY Class A†	6.13% (1 mo. USD Term SOFR + 1.07%	)#	11/15/2034	4,168,000	3,436,069
BBCMS Mortgage Trust Series 2019-BWAY Class B†	6.484% (1 mo. USD Term SOFR + 1.42%	)#	11/15/2034	1,832,000	1,471,987
BHMS Mortgage Trust Series 2018-ATLS Class A†	6.357% (1 mo. USD LIBOR + 1.25%	)#	7/15/2035	6,580,000	6,402,857
BHMS Mortgage Trust Series 2018-ATLS Class C†	7.007% (1 mo. USD LIBOR + 1.90%	)#	7/15/2035	3,965,000	3,771,685
BMO Mortgage Trust Series 2023-C5 Class A4(h)	5.494%		6/15/2056	5,881,000	6,011,246
BRAVO Residential Funding Trust Series 2021-NQM2 Class A1†	0.97%	#(f)	3/25/2060	8,445,609	7,882,669
BX Commercial Mortgage Trust Series 2021-XL2 Class A†	5.796% (1 mo. USD LIBOR + 0.69%	)#	10/15/2038	2,939,540	2,843,923
BX Trust Series 2021-ARIA Class E†	7.352% (1 mo. USD LIBOR + 2.24%	)#	10/15/2036	11,205,000	10,561,167

300	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2023

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BX Trust Series 2021-LBA Class AJV†	5.975% (1 mo. USD Term SOFR + 0.91%	)#	2/15/2036		$2,464,000	$2,385,137
CF Trust Series 2019-BOSS Class A1†	8.357% (1 mo. USD LIBOR + 3.25%	)#	12/15/2024		4,660,000	4,393,855
CIM Trust Series 2021-J3 Class A1†	2.50%	#(f)	6/25/2051		10,889,311	8,872,974
Citigroup Commercial Mortgage Trust Series 2014-GC25 Class XB	0.157%	#(f)	10/10/2047		50,626,000	131,405
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class D†	2.85%		2/10/2049		5,370,000	2,045,767
COMM Mortgage Trust Series 2014-CR17 Class AM	4.174%		5/10/2047		7,400,000	7,163,156
COMM Mortgage Trust Series 2015-LC21 Class AM	4.043%	#(f)	7/10/2048		6,234,000	5,858,039
Commercial Mortgage Pass-Through Certificates Series 2014-CR19 Class XA	0.927%	#(f)	8/10/2047		3,144,782	23,149
Commercial Mortgage Pass-Through Certificates Series 2014-UBS4 Class D†	4.712%	#(f)	8/10/2047		12,450,000	8,803,337
Commercial Mortgage Pass-Through Certificates Series 2015-DC1 Class D†	4.295%	#(f)	2/10/2048		4,293,000	3,136,455
Credit Suisse Mortgage Capital Certificates Series 2020-SPT1 Class A1†	1.616%	(c)	4/25/2065		517,240	508,094
CS Master Trust Series 2021-AHP Class A†	9.115% (1 mo. USD Term SOFR + 4.06%	)#	4/15/2025		5,700,000	5,688,782
CS Master Trust Series 2021-BLUF Class A†	9.276% (1 mo. USD LIBOR + 4.18%	)#	4/15/2023	(i)	3,300,000	3,149,082	(j)
CSMC Trust Series 2020-AFC1 Class A1†	2.24%	#(f)	2/25/2050		1,196,019	1,113,488
Deephaven Residential Mortgage Trust Series 2021-3 Class A1†	1.194%	#(f)	8/25/2066		1,970,002	1,681,990
EQUS Mortgage Trust Series 2021-EQAZ Class A†	5.862% (1 mo. USD LIBOR + 0.75%	)#	10/15/2038		3,241,935	3,140,516
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2022-HQA2 Class M1A†	7.623% (30 day USD SOFR Average + 2.65%	)#	7/25/2042		6,132,539	6,227,977
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2023-DNA2 Class M1A†	7.081% (30 day USD SOFR Average + 2.10%	)#	4/25/2043		7,404,937	7,445,125
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R02 Class 1M2†	8.323% (30 day USD SOFR Average + 3.35%	)#	1/25/2043		6,575,000	6,664,253

See Notes to Financial Statements.	301

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R01 Class 1M2†	6.523% (30 day USD SOFR Average + 1.55%	)#	10/25/2041	$7,027,000	$6,873,150
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R02 Class 1M1†	7.273% (30 day USD SOFR Average + 2.30%	)#	1/25/2043	5,946,557	5,988,722
Flagstar Mortgage Trust Series 2021-3INV Class A2†	2.50%	#(f)	6/25/2051	7,968,253	6,492,798
Flagstar Mortgage Trust Series 2021-7 Class A1†	2.50%	#(f)	8/25/2051	6,871,923	5,599,472
Freddie Mac STACR REMIC Trust Series 2021-DNA3 Class M2†	7.073% (30 day USD SOFR Average + 2.10%	)#	10/25/2033	7,725,000	7,586,619
Freddie Mac STACR REMIC Trust Series 2021-DNA6 Class M2†	6.473% (30 day USD SOFR Average + 1.50%	)#	10/25/2041	6,110,000	5,941,196
Freddie Mac STACR REMIC Trust Series 2021-DNA7 Class M2†	6.773% (30 day USD SOFR Average + 1.80%	)#	11/25/2041	6,260,000	6,009,339
Freddie Mac STACR REMIC Trust Series 2022-DNA4 Class M1B†	8.323% (30 day USD SOFR Average + 3.35%	)#	5/25/2042	5,655,000	5,718,447
GCAT Trust Series 2023-NQM1 Class A1†	4.25%	#(f)	10/25/2057	11,973,414	11,163,331
Great Wolf Trust Series 2019-WOLF Class A†	6.208% (1 mo. USD Term SOFR + 1.15%	)#	12/15/2036	4,660,000	4,600,752
GS Mortgage Securities Corp. Trust Series 2018-RIVR Class A†	6.057% (1 mo. USD LIBOR + 0.95%	)#	7/15/2035	4,372,469	3,995,482
GS Mortgage Securities Corp. Trust Series 2021-ROSS Class G†	9.758% (1 mo. USD LIBOR + 4.65%	)#	5/15/2026	7,288,000	5,743,367
GS Mortgage Securities Corp. Trust Series 2022-ECI Class A†	7.254% (1 mo. USD Term SOFR + 2.19%	)#	8/15/2039	4,290,000	4,289,815
GS Mortgage Securities Trust Series 2014-GC26 Class C	4.514%	#(f)	11/10/2047	135,000	108,686	(j)
GS Mortgage Securities Trust Series 2021-PJ2 Class A2†	2.50%	#(f)	7/25/2051	5,761,570	4,709,066
GS Mortgage Securities Trust Series 2021-PJ8 Class A2†	2.50%	#(f)	1/25/2052	7,945,988	6,474,655
GS Mortgage Securities Trust Series 2023-PJ1 Class A4†	3.50%	#(f)	2/25/2053	6,089,151	5,339,789

302	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Hudsons Bay Simon JV Trust Series 2015-HB10 Class XB10†	0.541%	#(f)	8/5/2034	$19,156,000	$2,286
Hudsons Bay Simon JV Trust Series 2015-HB7 Class XB7†	0.493%	#(f)	8/5/2034	22,024,000	2,594
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-MINN Class A†	6.377% (1 mo. USD LIBOR + 1.27%	)#	11/15/2035	3,436,000	3,314,087
JP Morgan Mortgage Trust Series 2021-13 Class A3†	2.50%	#(f)	4/25/2052	6,111,924	4,980,199
JP Morgan Mortgage Trust Series 2021-INV8 Class A2†	3.00%	#(f)	5/25/2052	5,715,551	4,856,932
KIND Trust Series 2021-KIND Class D†	7.474% (1 mo. USD Term SOFR + 2.41%	)#	8/15/2038	3,256,464	2,948,269
New Residential Mortgage Loan Trust Series 2020-NQM1 Class A1†	2.464%	#(f)	1/26/2060	450,543	412,932
Ready Capital Mortgage Financing LLC Series 2021-FL6 Class C†	7.038% (1 mo. USD LIBOR + 1.90%	)#	7/25/2036	6,320,000	6,055,421
Ready Capital Mortgage Financing LLC Series 2022-FL8 Class A†	6.631% (30 day USD SOFR Average + 1.65%	)#	1/25/2037	12,133,266	11,944,970
Residential Mortgage Loan Trust Series 2020-1 Class A1†	2.376%	#(f)	1/26/2060	237,186	224,723
Starwood Mortgage Residential Trust Series 2020-1 Class A1†	2.275%	#(f)	2/25/2050	90,633	86,044
Starwood Mortgage Residential Trust Series 2020-3 Class A1†	1.486%	#(f)	4/25/2065	2,461,151	2,279,212
Verus Securitization Trust Series 2020-1 Class A1†	2.417%	(c)	1/25/2060	737,764	694,460
Verus Securitization Trust Series 2020-5 Class A1†	1.218%	(c)	5/25/2065	3,292,273	2,994,241
Verus Securitization Trust Series 2021-2 Class A1†	1.031%	#(f)	2/25/2066	5,886,347	5,054,092
Vista Point Securitization Trust Series 2020-2 Class A1†	1.475%	#(f)	4/25/2065	1,760,539	1,568,966
Wells Fargo Commercial Mortgage Trust Series 2013-LC12 Class D†	4.254%	#(f)	7/15/2046	3,865,000	1,334,810	(j)
Wells Fargo Mortgage Backed Securities Trust Series 2021-INV2 Class A2†	2.50%	#(f)	9/25/2051	4,489,230	3,669,153
WFRBS Commercial Mortgage Trust Series 2014-C23 Class XA	0.549%	#(f)	10/15/2057	51,371,119	254,677
Total Non-Agency Commercial Mortgage-Backed Securities (cost $300,440,892)					283,061,766

See Notes to Financial Statements.	303

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
U.S. TREASURY OBLIGATIONS 9.56%
U.S. Treasury Bonds	2.25%	5/15/2041	$13,990,000	$10,829,954
U.S. Treasury Bonds	3.625%	5/15/2053	63,421,000	61,037,758
U.S. Treasury Bonds	3.875%	5/15/2043	49,448,000	48,563,345
U.S. Treasury Inflation-Indexed Bonds(k)	1.50%	2/15/2053	31,604,570	30,668,778
U.S. Treasury Notes	3.375%	5/15/2033	22,362,000	21,885,060
U.S. Treasury Notes	3.50%	4/30/2028	30,735,000	30,346,010
U.S. Treasury Notes	3.875%	3/31/2025	32,972,000	32,593,337
U.S. Treasury Notes	3.875%	4/30/2025	63,080,000	62,397,455
Total U.S. Treasury Obligations (cost $300,372,308)				298,321,697
Total Long-Term Investments (cost $3,561,435,616)				3,424,233,116

SHORT-TERM INVESTMENTS 4.33%

U.S. TREASURY OBLIGATIONS 1.89%
U.S. Treasury Bills	Zero Coupon	6/20/2023	28,450,000	28,373,216
U.S. Treasury Bills	Zero Coupon	11/24/2023	31,244,000	30,449,682
Total U.S. Treasury Obligations (cost $58,831,228)				58,822,898

REPURCHASE AGREEMENTS 2.44%
Repurchase Agreement dated 5/31/2023, 5.080% due 6/1/2023 with Barclays Bank plc collateralized by $50,890,000 of U.S. Treasury Bond at 3.750% due 5/31/2030; value: $50,999,414; proceeds: $50,006,480 (cost $49,999,425)			49,999,425	49,999,425
Repurchase Agreement dated 5/31/2023, 2.600% due 6/1/2023 with Fixed Income Clearing Corp. collateralized by $29,501,300 of U.S. Treasury Note at 0.500% due 2/28/2026; value: $26,756,296; proceeds: $26,233,507 (cost $26,231,613)			26,231,613	26,231,613
Total Repurchase Agreements (cost $76,231,038)				76,231,038
Total Short-Term Investments (cost $135,062,266)				135,053,936
Total Investments in Securities 114.06% (cost $3,696,497,882)				3,559,287,052
Other Assets and Liabilities – Net(l) (14.06)%				(438,773,862)
Net Assets 100.00%				$3,120,513,190

CAD	Canadian Dollar.
EUR	Euro.
CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.

304	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2023

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At May 31, 2023, the total value of Rule 144A securities was $1,134,853,168, which represents 36.37% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2023.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	Step Bond – Security with a predetermined schedule of interest rate changes.
(d)	Defaulted (non-income producing security).
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2023.
(f)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(g)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(h)	Securities purchased on a when-issued basis (See Note 2(j)).
(i)	Maturity date has passed. As of May 31, 2023, an extension is available to June 15, 2024.
(j)	Level 3 Investment as described in Note 2(u) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(k)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(l)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

Centrally Cleared Credit Default Swap Contracts on Indexes - Sell Protection at May 31, 2023(1):

Referenced Indexes	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Depreciation(3)	Value
Markit CDX.NA.HY.S40(4)(5)	Goldman Sachs	5.000%	6/20/2028	$61,840,000	$716,605	$(56,973)	$659,632

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swap Contracts on Indexes amounted to $56,973.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swap Contracts on Indexes, which is comprised of a basket of high yield securities.

Forward Foreign Currency Exchange Contracts at May 31, 2023:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Sell	State Street Bank and Trust	7/20/2023	22,582,000	$16,807,586	$16,654,011	$153,575

See Notes to Financial Statements.	305

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2023

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Buy	Morgan Stanley	6/13/2023	8,396,000	$9,193,039	$8,980,077	$(212,962)
Euro	Buy	State Street Bank and Trust	6/13/2023	6,336,000	6,846,883	6,776,771	(70,112)
Euro	Sell	State Street Bank and Trust	6/13/2023	39,400,000	41,918,448	42,140,905	(222,457)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(505,531)

Futures Contracts at May 31, 2023:

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	September 2023	690	Long		$78,754,288		$78,983,438	$229,150
U.S. 2-Year Treasury Note	September 2023	1,598	Long		328,381,249		328,913,345	532,096
U.S. Long Bond	September 2023	1,314	Long		167,102,603		168,643,687	1,541,084
U.S. Ultra Treasury Bond	September 2023	1,216	Long		164,006,775		166,440,000	2,433,225
Total Unrealized Appreciation on Futures Contracts								$4,735,555

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Depreciation
Euro-Bobl	September 2023	89	Short	EUR	(10,399,415)	EUR	(10,453,940)	$(58,282)
Euro-Bund	September 2023	123	Short		(16,634,469)		(16,644,360)	(10,572)
U.S. 10-Year Ultra Treasury Bond	September 2023	1,479	Short		$(177,199,186)		$(178,150,172)	(950,986)
Total Unrealized Depreciation on Futures Contracts								$(1,019,840)

306	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

TOTAL RETURN FUND May 31, 2023

The following is a summary of the inputs used as of May 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$437,734,978	$–	$437,734,978
Corporate Bonds	–	1,374,102,748	–	1,374,102,748
Floating Rate Loans	–	24,180,022	–	24,180,022
Foreign Government Obligations	–	126,123,299	–	126,123,299
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	23,069,731	–	23,069,731
Government Sponsored Enterprises Pass-Throughs	–	849,654,345	–	849,654,345
Municipal Bonds	–	7,984,530	–	7,984,530
Non-Agency Commercial Mortgage-Backed Securities	–	278,469,188	4,592,578	283,061,766
U.S. Treasury Obligations	–	298,321,697	–	298,321,697
Short-Term Investments
U.S. Treasury Obligations	–	58,822,898	–	58,822,898
Repurchase Agreements	–	76,231,038	–	76,231,038
Total	$–	$3,554,694,474	$4,592,578	$3,559,287,052
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$659,632	$–	$659,632
Liabilities	–	–	–	–
Forward Foreign Currency Exchange Contracts
Assets	–	153,575	–	153,575
Liabilities	–	(505,531)	–	(505,531)
Futures Contracts
Assets	4,735,555	–	–	4,735,555
Liabilities	(1,019,840)	–	–	(1,019,840)
Total	$3,715,715	$307,676	$–	$4,023,391

(1)	Refer to Note 2(u) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Financial Statements.	307

Schedule of Investments (unaudited)

ULTRA SHORT BOND FUND May 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 80.87%

ASSET-BACKED SECURITIES 25.31%

Automobiles 12.63%
Ally Auto Receivables Trust Series 2022-3 Class A2	5.29%	6/16/2025	$23,240,000	$23,169,013
Arivo Acceptance Auto Loan Receivables Trust Series 2021-1A Class A†	1.19%	1/15/2027	3,381,057	3,282,926
Avis Budget Rental Car Funding AESOP LLC Series 2019-3A Class A†	2.36%	3/20/2026	7,545,000	7,133,850
BMW Vehicle Lease Trust Series 2023-1 Class A2	5.27%	2/25/2025	26,145,000	26,049,579
Capital One Prime Auto Receivables Trust Series 2023-1 Class A2	5.20%	5/15/2026	13,445,000	13,382,192
CarMax Auto Owner Trust Series 2020-2 Class A3	1.70%	11/15/2024	102,070	101,914
CarMax Auto Owner Trust Series 2023-1 Class A2A	5.23%	1/15/2026	17,650,000	17,564,228
Carvana Auto Receivables Trust Series 2020-P1 Class A3	0.44%	6/9/2025	2,491,854	2,477,731
Carvana Auto Receivables Trust Series 2021-N1 Class B	1.09%	1/10/2028	11,573,033	10,843,559
Carvana Auto Receivables Trust Series 2022-P3 Class A2	4.42%	12/10/2025	15,636,980	15,528,516
CPS Auto Receivables Trust Series 2021-D Class A†	0.61%	10/15/2025	2,704,744	2,694,854
CPS Auto Receivables Trust Series 2022-A Class A†	0.98%	4/16/2029	5,412,445	5,365,615
CPS Auto Receivables Trust Series 2022-C Class A†	4.18%	4/15/2030	12,092,214	11,982,625
Donlen Fleet Lease Funding 2 LLC Series 2021-2 Class A2†	0.56%	12/11/2034	33,939,064	32,997,825
Exeter Automobile Receivables Trust Series 2022-4A Class A2	3.99%	8/15/2024	1,847,733	1,846,184
Exeter Automobile Receivables Trust Series 2022-4A Class A3	4.33%	2/17/2026	19,895,000	19,811,027
Exeter Automobile Receivables Trust Series 2022-6A Class A2	5.73%	11/17/2025	6,868,026	6,859,578
First Investors Auto Owner Trust Series 2021-2A Class A†	0.48%	3/15/2027	41,748,008	40,472,143
First Investors Auto Owners Trust Series 2022-2A Class A†	6.26%	7/15/2027	19,806,535	19,846,404

308	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Flagship Credit Auto Trust Series 2021-2 Class B†	0.93%	6/15/2027	$10,000,000	$9,632,052
Flagship Credit Auto Trust Series 2022-2 Class A2†	3.28%	8/15/2025	30,318,504	30,125,059
Flagship Credit Auto Trust Series 2022-3 Class A2†	4.06%	10/15/2025	16,415,799	16,285,005
Flagship Credit Auto Trust Series 2023-1 Class A2†	5.38%	12/15/2026	11,000,000	10,926,142
Ford Credit Auto Lease Trust Series 2023-A Class A2A	5.19%	6/15/2025	8,500,000	8,462,354
Ford Credit Auto Lease Trust Series 2023-A Class A3	4.94%	3/15/2026	48,600,000	48,303,175
Foursight Capital Automobile Receivables Trust Series 2021-2 Class A3†	0.81%	5/15/2026	6,818,438	6,687,734
GLS Auto Receivables Issuer Trust Series 2021-1A Class C†	1.20%	1/15/2027	9,466,304	9,335,073
GLS Auto Receivables Issuer Trust Series 2021-3A Class B†	0.78%	11/17/2025	25,452,850	25,105,968
GLS Auto Receivables Issuer Trust Series 2021-3A Class C†	1.11%	9/15/2026	25,348,000	23,970,004
GLS Auto Receivables Trust Series 2021-2A Class B†	0.77%	9/15/2025	7,106,401	7,061,847
GLS Auto Receivables Trust Series 2021-2A Class C†	1.08%	6/15/2026	21,660,000	20,961,259
GM Financial Automobile Leasing Trust Series 2023-1 Class A2A	5.27%	6/20/2025	8,335,000	8,303,209
GM Financial Consumer Automobile Receivables Trust Series 2023-1 Class A2A	5.19%	3/16/2026	39,385,000	39,233,742
Hertz Vehicle Financing III LLC Series 2022-1A Class A†	1.99%	6/25/2026	12,150,000	11,333,309
Hertz Vehicle Financing LLC Series 2021-1A Class A†	1.21%	12/26/2025	27,730,000	25,894,565
Honda Auto Receivables Owner Trust Series 2022-2 Class A2	3.81%	3/18/2025	56,210,674	55,719,297
Honda Auto Receivables Owner Trust Series 2022-C Class A2A	3.83%	8/15/2025	50,741,196	50,226,315
Hyundai Auto Lease Securitization Trust Series 2023-A Class A2A†	5.20%	4/15/2025	8,900,000	8,862,566
Mercedes-Benz Auto Receivables Trust Series 2023-1 Class A2	5.09%	1/15/2026	7,100,000	7,070,690

See Notes to Financial Statements.	309

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
NextGear Floorplan Master Owner Trust Series 2023-1A Class A1†	5.972% (30 day USD SOFR Average + 1.10%	)#	3/15/2028	$19,850,000	$19,878,779
OneMain Direct Auto Receivables Trust Series 2021-1A Class A†	0.87%		7/14/2028	34,360,000	32,303,980
OneMain Direct Auto Receivables Trust Series 2021-1A Class B†	1.26%		7/14/2028	34,347,000	30,954,430
PenFed Auto Receivables Owner Trust Series 2022-A Class A2†	3.83%		12/16/2024	5,024,529	4,994,700
Santander Consumer Auto Receivables Trust Series 2021-AA Class A3†	0.33%		10/15/2025	8,149,897	8,050,851
Santander Drive Auto Receivables Trust Series 2021-2 Class C	0.90%		6/15/2026	10,761,476	10,596,048
Santander Drive Auto Receivables Trust Series 2022-2 Class A3	2.98%		10/15/2026	56,461,285	55,732,178
Santander Drive Auto Receivables Trust Series 2022-3 Class A2	2.76%		3/17/2025	2,321,339	2,318,101
Santander Retail Auto Lease Trust Series 2021-A Class B†	0.92%		3/20/2026	24,305,000	23,443,448
Santander Retail Auto Lease Trust Series 2021-B Class B†	0.84%		6/20/2025	4,900,000	4,700,153
Santander Retail Auto Lease Trust Series 2021-C Class A3†	0.50%		3/20/2025	13,383,722	13,205,356
Santander Retail Auto Lease Trust Series 2021-C Class C†	1.11%		3/20/2026	14,400,000	13,689,297
Santander Retail Auto Lease Trust Series 2022-A Class A2†	0.97%		3/20/2025	13,476,642	13,280,022
Tesla Auto Lease Trust Series 2021-A Class A3†	0.56%		3/20/2025	34,346,798	33,943,227
Tesla Auto Lease Trust Series 2021-A Class B†	1.02%		3/20/2025	22,250,000	21,702,016
Tricolor Auto Securitization Trust Series 2022-1A Class A†	3.30%		2/18/2025	8,946,120	8,873,738
Tricolor Auto Securitization Trust Series 2023-1A Class A†	6.48%		8/17/2026	5,772,973	5,760,104
Volkswagen Auto Lease Trust Series 2022-A Class A3	3.44%		7/21/2025	39,700,000	38,899,136
Westlake Automobile Receivables Trust Series 2021-1A Class C†	0.95%		3/16/2026	87,800,000	85,611,357
Westlake Automobile Receivables Trust Series 2021-2A Class D†	1.23%		12/15/2026	30,025,000	27,869,403
Westlake Automobile Receivables Trust Series 2022-2A Class A2A†	5.87%		7/15/2026	28,300,000	28,250,113

310	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
ULTRA SHORT BOND FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
World Omni Automobile Lease Securitization Trust Series 2022-A Class A3	3.21%		2/18/2025	$23,900,000	$23,412,701
Total					1,192,378,266

Other 12.46%
Affirm Asset Securitization Trust Series 2022-X1 Class A†	1.75%		2/15/2027	16,287,907	15,860,143
Aqua Finance Trust Series 2021-A Class A†	1.54%		7/17/2046	19,739,925	17,589,479
Atalaya Equipment Leasing Trust Series 2021-1A Class A2†	1.23%		5/15/2026	11,583,956	11,316,614
Atrium IX Series 9A Class AR2†	6.453% (3 mo. USD LIBOR + 0.99%	)#	5/28/2030	39,925,422	39,419,634
Avant Loans Funding Trust Series 2021-REV1 Class A†	1.21%		7/15/2030	6,050,000	5,915,968
BDS Ltd. Series 2020-FL5 Class A†	6.332% (1 mo. USD Term SOFR + 1.26%	)#	2/16/2037	2,657,379	2,629,573
Benefit Street Partners CLO V-B Ltd. Series 2018-5BA Class A1A†	6.34% (3 mo. USD LIBOR + 1.09%	)#	4/20/2031	15,000,000	14,814,622
BlueMountain Fuji U.S. CLO I Ltd. Series 2017-1A Class A1R†	6.23% (3 mo. USD LIBOR + 0.98%	)#	7/20/2029	57,185,684	56,411,880
CBAM Ltd. Series 2019-9A Class A†	6.54% (3 mo. USD LIBOR + 1.28%	)#	2/12/2030	19,522,113	19,382,373
Dell Equipment Finance Trust Series 2021-2 Class A2†	0.33%		12/22/2026	587,891	586,189
Dell Equipment Finance Trust Series 2021-2 Class B†	0.81%		12/22/2026	10,880,000	10,381,540
Dell Equipment Finance Trust Series 2021-2 Class C†	0.94%		12/22/2026	7,370,000	7,033,786
Dell Equipment Finance Trust Series 2021-2 Class D†	1.21%		6/22/2027	6,980,000	6,652,759
Flatiron CLO Ltd. Series 2017-1A Class AR†	6.301% (3 mo. USD LIBOR + 0.98%	)#	5/15/2030	12,953,227	12,864,567
FS Rialto Series 2021-FL2 Class A†	6.325% (1 mo. USD LIBOR + 1.22%	)#	5/16/2038	13,660,000	13,247,890
Galaxy XIX CLO Ltd. Series 2015-19A Class A1RR†	6.223% (3 mo. USD LIBOR + 0.95%	)#	7/24/2030	48,244,221	47,641,518
Galaxy XXIII CLO Ltd. Series 2017-23A Class AR†	6.143% (3 mo. USD LIBOR + 0.87%	)#	4/24/2029	44,542,888	44,123,497

See Notes to Financial Statements.	311

Schedule of Investments (unaudited)(continued)
ULTRA SHORT BOND FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
GreatAmerica Leasing Receivables Funding LLC Series 2021-2 Class A4†	1.04%		9/15/2027	$14,000,000	$12,759,653
HGI CRE CLO Ltd. Series 2021-FL1 Class A†	6.155% (1 mo. USD LIBOR + 1.05%	)#	6/16/2036	16,985,004	16,608,994
HGI CRE CLO Ltd. Series 2021-FL1 Class B†	6.705% (1 mo. USD LIBOR + 1.60%	)#	6/16/2036	6,990,000	6,615,764
HPEFS Equipment Trust Series 2023-1A Class A2†	5.43%		8/20/2025	18,725,000	18,646,690
KREF Ltd. Series 2021-FL2 Class A†	6.178% (1 mo. USD LIBOR + 1.07%	)#	2/15/2039	36,710,000	35,426,537
Lending Funding Trust Series 2020-2A Class A†	2.32%		4/21/2031	21,770,000	19,496,777
LFT CRE Ltd. Series 2021-FL1 Class A†	6.277% (1 mo. USD LIBOR + 1.17%	)#	6/15/2039	30,570,000	29,932,925
LFT CRE Ltd. Series 2021-FL1 Class B†	6.857% (1 mo. USD LIBOR + 1.75%	)#	6/15/2039	41,120,000	39,842,392	(a)
LMREC LLC Series 2021-CRE4 Class A†	6.177% (1 mo. USD LIBOR + 1.05%	)#	4/22/2037	9,309,438	9,120,168
Madison Park Funding XI Ltd. Series 2013-11A Class AR2†	6.173% (3 mo. USD LIBOR + 0.90%	)#	7/23/2029	56,136,898	55,536,177
Madison Park Funding XVII Ltd. Series 2015-17A Class AR2†	6.261% (3 mo. USD LIBOR + 1.00%	)#	7/21/2030	48,607,338	48,048,354
Marlette Funding Trust Series 2021-1A Class B†	1.00%		6/16/2031	1,060,013	1,056,156
Marlette Funding Trust Series 2021-2A Class B†	1.06%		9/15/2031	6,608,533	6,489,590
Marlette Funding Trust Series 2021-3A Class B†	1.30%		12/15/2031	38,745,000	37,365,891
MF1 Ltd. Series 2021-FL6 Class A†	6.211% (1 mo. USD LIBOR + 1.10%	)#	7/16/2036	44,800,000	43,596,000
Octagon Investment Partners 30 Ltd. Series 2017-1A Class A1R†	6.25% (3 mo. USD LIBOR + 1.00%	)#	3/17/2030	65,566,262	64,812,250
Octagon Investment Partners 31 LLC Series 2017-1A Class AR†	6.30% (3 mo. USD LIBOR + 1.05%	)#	7/20/2030	46,563,852	46,120,462
Octagon Investment Partners XIV Ltd. Series 2012-1A Class AARR†	6.21% (3 mo. USD LIBOR + 0.95%	)#	7/15/2029	56,124,920	55,677,108
Pagaya AI Debt Selection Trust Series 2021-1 Class A†	1.18%		11/15/2027	3,830,003	3,813,967
Pagaya AI Debt Trust Series 2022-1 Class A†	2.03%		10/15/2029	23,267,459	22,611,107
PFS Financing Corp. Series 2020-E Class A†	1.00%		10/15/2025	41,275,000	40,511,516
Post Road Equipment Finance Series 2021-1 Class A2†	0.74%		12/15/2026	4,155,363	4,126,151

312	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
ULTRA SHORT BOND FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Regatta Funding LP Series 2013-2A Class A1R3†	6.11% (3 mo. USD LIBOR + 0.85%	)#	1/15/2029	$35,955,260	$35,720,701
Regatta VIII Funding Ltd. Series 2017-1A Class A†	6.51% (3 mo. USD LIBOR + 1.25%	)#	10/17/2030	16,237,143	16,085,292
TCI-Flatiron CLO Ltd. Series 2017-1A Class AR†	6.29% (3 mo. USD LIBOR + 0.96%	)#	11/18/2030	42,773,919	42,388,954
Theorem Funding Trust Series 2021-1A Class A†	1.21%		12/15/2027	680,529	674,333
Verizon Master Trust Series 2022-1 Class A	1.04%		1/20/2027	118,400,000	117,699,368
Verizon Master Trust Series 2022-7 Class A1A	5.23%		11/22/2027	19,900,000	19,881,171
Total					1,176,536,480

Rec Vehicle Loan 0.06%
Octane Receivables Trust Series 2021-1A Class A†	0.93%		3/22/2027	5,854,890	5,677,530

Student Loan 0.16%
Navient Private Education Refi Loan Trust Series 2020-EA Class A†	1.69%		5/15/2069	17,215,514	15,513,197
Total Asset-Backed Securities (cost $2,438,551,965)					2,390,105,473

CORPORATE BONDS 44.96%

Aerospace/Defense 0.32%
Boeing Co.	1.433%		2/4/2024	30,630,000	29,718,169

Agriculture 0.34%
Philip Morris International, Inc.	5.125%		11/15/2024	31,580,000	31,606,142

Auto Manufacturers 2.95%
General Motors Financial Co., Inc.	5.10%		1/17/2024	36,347,000	36,215,237
General Motors Financial Co., Inc.	5.65% (SOFR + 0.62%	)#	10/15/2024	44,943,000	44,606,195
General Motors Financial Co., Inc.	6.291% (SOFR + 1.20%	)#	11/17/2023	41,986,000	42,038,512
Hyundai Capital America†	0.80%		1/8/2024	99,652,000	96,668,852
Hyundai Capital America†	1.25%		9/18/2023	15,532,000	15,314,094
Hyundai Capital America†	3.40%		6/20/2024	9,066,000	8,858,132
Mercedes-Benz Finance North America LLC†	5.906% (SOFR + 0.93%	)#	3/30/2025	35,099,000	35,232,681
Total					278,933,703

See Notes to Financial Statements.	313

Schedule of Investments (unaudited)(continued)
ULTRA SHORT BOND FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks 27.85%
ANZ New Zealand International Ltd. (United Kingdom)†(b)	5.691% (SOFR + 0.60%	)#	2/18/2025	$17,916,000	$17,851,830
Bank of America Corp.	2.015% (3 mo. USD Term SOFR + 0.9%	)#	2/13/2026	20,717,000	19,438,055
Bank of America Corp.	2.456% (3 mo. USD Term SOFR + 1.13%	)#	10/22/2025	10,000,000	9,543,896
Bank of America Corp.	3.093% (3 mo. USD Term SOFR + 1.09%	)#	10/1/2025	43,877,000	42,314,250
Bank of America Corp.	3.458% (3 mo. USD Term SOFR + 1.23%	)#	3/15/2025	30,943,000	30,352,716
Bank of America Corp.	3.841% (SOFR + 1.11%	)#	4/25/2025	27,670,000	27,204,519
Bank of America Corp.	3.864% (3 mo. USD Term SOFR + 1.20%	)#	7/23/2024	95,073,000	94,785,747
Bank of America Corp.	5.751% (SOFR + 0.66%	)#	2/4/2025	45,370,000	45,251,572
Bank of Ireland Group PLC (Ireland)†(b)	4.50%		11/25/2023	69,084,000	68,461,277
Bank of Montreal (Canada)(b)	5.20%		12/12/2024	24,987,000	24,889,922
Bank of Montreal (Canada)(b)	5.231% (SOFR + 0.35%	)#	12/8/2023	17,097,000	17,090,885
Bank of Montreal (Canada)(b)	5.591% (SOFR + 0.71%	)#	3/8/2024	53,961,000	54,006,203
Bank of Nova Scotia (Canada)(b)	5.25%		12/6/2024	44,634,000	44,547,218
Bank of Nova Scotia (Canada)(b)	5.471% (SOFR + 0.55%	)#	9/15/2023	67,842,000	67,887,474
Barclays plc (United Kingdom)(b)	3.932% (3 mo. USD LIBOR + 1.61%	)#	5/7/2025	11,592,000	11,346,774
BBVA Bancomer SA†	4.375%		4/10/2024	2,496,000	2,468,906
BNP Paribas SA (France)†(b)	2.819% (3 mo. USD LIBOR + 1.11%	)#	11/19/2025	29,231,000	27,864,412
BNP Paribas SA (France)†(b)	4.705% (3 mo. USD LIBOR + 2.24%	)#	1/10/2025	25,820,000	25,581,796
BPCE SA (France)†(b)	4.625%		7/11/2024	13,498,000	13,214,155
BPCE SA (France)†(b)	5.15%		7/21/2024	34,141,000	33,430,461
BPCE SA (France)†(b)	5.598% (SOFR + 0.57%	)#	1/14/2025	27,056,000	26,882,399
BPCE SA (France)†(b)	5.70%		10/22/2023	51,130,000	50,804,309
BPCE SA (France)†(b)	6.394% (3 mo. USD LIBOR + 1.24%	)#	9/12/2023	18,134,000	18,163,023
Canadian Imperial Bank of Commerce (Canada)(b)	5.144%		4/28/2025	17,058,000	16,966,167

314	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
ULTRA SHORT BOND FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Canadian Imperial Bank of Commerce (Canada)(b)	5.453% (SOFR + 0.42%	)#	10/18/2024	$13,509,000	$13,461,496
Citigroup, Inc.	3.352% (3 mo. USD Term SOFR + 1.16%	)#	4/24/2025	63,196,000	61,783,417
Commonwealth Bank of Australia (Australia)†(b)	5.648% (SOFR + 0.75%	)#	3/13/2026	43,886,000	43,811,882
Credit Suisse AG	0.52%		8/9/2023	22,364,000	22,076,064
Credit Suisse AG	5.471% (SOFR + 0.38%	)#	8/9/2023	13,500,000	13,427,187
Credit Suisse Group AG (Switzerland)(b)	3.80%		6/9/2023	27,000,000	26,979,750
Credit Suisse Group AG (Switzerland)†(b)	4.207% (3 mo. USD LIBOR + 1.24%	)#	6/12/2024	23,000,000	22,726,300
Danske Bank AS (Denmark)†(b)	1.226% (1 yr. CMT + 1.00%	)#	6/22/2024	24,463,000	24,400,221
Danske Bank AS (Denmark)†(b)	3.875%		9/12/2023	45,195,000	44,873,738
Danske Bank AS (Denmark)†(b)	5.375%		1/12/2024	73,404,000	72,844,615
Danske Bank AS (Denmark)†(b)	6.214% (3 mo. USD LIBOR + 1.06%	)#	9/12/2023	2,800,000	2,800,818
DNB Bank ASA (Norway)†(b)	2.968% (SOFR + 0.81%	)#	3/28/2025	22,826,000	22,278,979
First-Citizens Bank & Trust Co.	2.969% (3 mo. USD Term SOFR + 1.72%	)#	9/27/2025	9,804,000	9,171,867
First-Citizens Bank & Trust Co.	3.929% (SOFR + 3.83%	)#	6/19/2024	16,597,000	16,401,719
Goldman Sachs Group, Inc.	5.538% (SOFR + 0.49%	)#	10/21/2024	63,161,000	62,690,888
Goldman Sachs Group, Inc.	5.751% (SOFR + 0.70%	)#	1/24/2025	22,699,000	22,627,210
Goldman Sachs Group, Inc.	6.311% (SOFR + 1.39%	)#	3/15/2024	23,098,000	23,225,629
HSBC Holdings PLC (United Kingdom)(b)	3.803% (3 mo. USD LIBOR + 1.21%	)#	3/11/2025	76,119,000	74,716,507
Intesa Sanpaolo SpA (Italy)(b)	5.25%		1/12/2024	33,000,000	32,820,537
JPMorgan Chase & Co.	3.797% (3 mo. USD Term SOFR + 0.89%	)#	7/23/2024	113,585,000	113,261,296
JPMorgan Chase & Co.	3.845% (SOFR + 0.98%	)#	6/14/2025	23,567,000	23,104,795
JPMorgan Chase & Co.	5.546% (SOFR + 1.07%	)#	12/15/2025	70,914,000	71,030,824
Lloyds Banking Group PLC (United Kingdom)(b)	3.87% (1 yr. CMT + 3.50%	)#	7/9/2025	10,446,000	10,196,499

See Notes to Financial Statements.	315

Schedule of Investments (unaudited)(continued)
ULTRA SHORT BOND FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Lloyds Banking Group PLC (United Kingdom)(b)	3.90%		3/12/2024	$24,884,000	$24,491,956
Macquarie Group Ltd. (Australia)†(b)	6.207%		11/22/2024	63,562,000	64,020,439
Mitsubishi UFJ Financial Group, Inc. (Japan)(b)	6.465%	#	4/17/2026	35,250,000	35,473,111
Morgan Stanley	3.62% (SOFR + 1.16%	)#	4/17/2025	55,387,000	54,279,607
Morgan Stanley	5.52% (SOFR + 0.46%	)#	1/25/2024	94,617,000	94,550,255
Morgan Stanley	5.687% (SOFR + 0.63%	)#	1/24/2025	54,477,000	54,236,138
National Securities Clearing Corp.†	5.15%		5/30/2025	13,477,000	13,514,747
NatWest Group PLC (United Kingdom)(b)	4.269% (3 mo. USD LIBOR + 1.76%	)#	3/22/2025	73,255,000	72,033,567
NatWest Group PLC (United Kingdom)(b)	4.519% (3 mo. USD LIBOR + 1.55%	)#	6/25/2024	82,684,000	82,535,732
NatWest Markets PLC (United Kingdom)†(b)	5.621% (SOFR + 0.53%	)#	8/12/2024	22,842,000	22,711,428
NatWest Markets PLC (United Kingdom)†(b)	6.409% (SOFR + 1.45%	)#	3/22/2025	40,000,000	40,058,351
Royal Bank of Canada (Canada)(b)	4.95%		4/25/2025	39,524,000	39,292,062
Santander U.K. Group Holdings PLC (United Kingdom)(b)	1.089% (SOFR + 0.79%	)#	3/15/2025	12,444,000	11,883,800
Santander U.K. Group Holdings PLC (United Kingdom)(b)	4.796% (3 mo. USD LIBOR + 1.57%	)#	11/15/2024	50,488,000	50,093,286
Standard Chartered PLC (United Kingdom)†(b)	3.785% (3 mo. USD LIBOR + 1.56%	)#	5/21/2025	27,701,000	27,043,828
Standard Chartered PLC (United Kingdom)†(b)	5.20%		1/26/2024	30,000,000	29,706,456
Toronto-Dominion Bank (Canada)(b)	3.766%		6/6/2025	21,896,000	21,285,573
Toronto-Dominion Bank (Canada)(b)	4.285%		9/13/2024	63,599,000	62,660,689
Toronto-Dominion Bank (Canada)(b)	5.243% (SOFR + 0.35%	)#	9/10/2024	4,700,000	4,683,479
Truist Financial Corp.	3.75%		12/6/2023	7,129,000	7,048,889
Truist Financial Corp.	5.287% (SOFR + 0.40%	)#	6/9/2025	25,087,000	24,195,984
UBS AG (United Kingdom)†(b)	0.70%		8/9/2024	24,006,000	22,605,491
UBS AG (Switzerland)(b)	5.125%		5/15/2024	36,443,000	35,908,746
UBS Group AG (Switzerland)†(b)	1.008% (1 yr. CMT + .83%	)#	7/30/2024	11,381,000	11,271,652
UBS Group AG (Switzerland)†(b)	4.488% (1 yr. CMT + 1.55%	)#	5/12/2026	33,697,000	32,584,918
UniCredit SpA (Italy)†(b)	7.83%		12/4/2023	69,639,000	69,943,324
Total					2,629,173,712

316	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Biotechnology 0.10%
Amgen, Inc.	5.25%		3/2/2025	$8,920,000	$8,948,509

Commercial Services 0.08%
Triton Container International Ltd.†	0.80%		8/1/2023	7,430,000	7,311,090

Computers 0.24%
Hewlett Packard Enterprise Co.	5.90%		10/1/2024	23,009,000	23,075,127

Diversified Financial Services 2.34%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(b)	4.50%		9/15/2023	24,000,000	23,895,160
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(b)	4.875%		1/16/2024	45,000,000	44,618,900
Aircastle Ltd.	4.40%		9/25/2023	8,000,000	7,935,849
American Express Co.	5.786% (SOFR + 0.93%	)#	3/4/2025	36,253,000	36,358,855
Aviation Capital Group LLC†	4.375%		1/30/2024	18,412,000	18,080,428
Avolon Holdings Funding Ltd. (Ireland)†(b)	3.95%		7/1/2024	9,147,000	8,850,510
Avolon Holdings Funding Ltd. (Ireland)†(b)	5.125%		10/1/2023	21,534,000	21,441,614
Avolon Holdings Funding Ltd. (Ireland)†(b)	5.25%		5/15/2024	37,973,000	37,394,773
Park Aerospace Holdings Ltd. (Ireland)†(b)	5.50%		2/15/2024	22,918,000	22,675,483
Total					221,251,572

Electric 3.25%
American Electric Power Co., Inc.	5.699%		8/15/2025	9,376,000	8,575,856
American Electric Power Co., Inc.	5.779% (3 mo. USD LIBOR + 0.48%	)#	11/1/2023	32,614,000	32,593,465
CenterPoint Energy, Inc.	5.74% (SOFR + 0.65%	)#	5/13/2024	43,573,000	43,459,570
Comision Federal de Electricidad (Mexico)†(b)	4.875%		1/15/2024	30,753,000	30,386,945
Dominion Energy, Inc.	5.396% (3 mo. USD LIBOR + 0.53%	)#	9/15/2023	33,869,000	33,860,975
Jersey Central Power & Light Co.†	4.70%		4/1/2024	14,500,000	14,338,045
Monongahela Power Co.†	4.10%		4/15/2024	13,665,000	13,376,729
NextEra Energy Capital Holdings, Inc.	2.94%		3/21/2024	41,295,000	40,439,457
NextEra Energy Capital Holdings, Inc.	4.20%		6/20/2024	4,898,000	4,830,741
NextEra Energy Capital Holdings, Inc.	5.482% (SOFR + 0.4%	)#	11/3/2023	57,251,000	57,231,566
NextEra Energy Capital Holdings, Inc.	6.051%		3/1/2025	10,037,000	10,152,746
Saudi Electricity Global Sukuk Co. 3 (Saudi Arabia)†(b)	4.00%		4/8/2024	18,106,000	17,881,033
Total					307,127,128

See Notes to Financial Statements.	317

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Health Care-Products 1.01%
GE HealthCare Technologies, Inc.†	5.55%		11/15/2024	$50,475,000	$50,431,463
Thermo Fisher Scientific, Inc.	5.423% (SOFR + 0.39%	)#	10/18/2023	31,586,000	31,556,899
Thermo Fisher Scientific, Inc.	5.563% (SOFR + 0.53%	)#	10/18/2024	13,647,000	13,660,993
Total					95,649,355

Insurance 1.78%
Brighthouse Financial Global Funding†	5.782% (SOFR + 0.76%	)#	4/12/2024	32,460,000	32,129,353
GA Global Funding Trust†	0.80%		9/13/2024	37,195,000	34,760,906
GA Global Funding Trust†	5.398% (SOFR + 0.50%	)#	9/13/2024	7,486,000	7,323,242
GA Global Funding Trust†	6.382% (SOFR + 1.36%	)#	4/11/2025	45,784,000	44,807,378
Jackson National Life Global Funding†	6.132% (SOFR + 1.15%	)#	6/28/2024	49,131,000	49,152,502
Total					168,173,381

Lodging 0.11%
Hyatt Hotels Corp.	1.80%		10/1/2024	11,059,000	10,492,342

Media 0.69%
Charter Communications Operating LLC/Charter Communications Operating Capital	6.949% (3 mo. USD LIBOR + 1.65%	)#	2/1/2024	65,224,000	65,464,182

Mining 1.03%
Glencore Funding LLC†	4.125%		3/12/2024	42,858,000	42,205,438
Glencore Funding LLC†	4.625%		4/29/2024	55,531,000	54,986,557
Total					97,191,995

Miscellaneous Manufacturing 0.21%
Parker-Hannifin Corp.	3.65%		6/15/2024	19,759,000	19,380,945

Oil & Gas 0.10%
Ovintiv, Inc.	5.65%		5/15/2025	9,308,000	9,298,417

Pharmaceuticals 1.10%
AstraZeneca PLC (United Kingdom)(b)	5.995% (3 mo. USD LIBOR + 0.67%	)#	8/17/2023	7,157,000	7,154,956
Bayer U.S. Finance II LLC†	5.876% (3 mo. USD LIBOR + 1.01%	)#	12/15/2023	14,368,000	14,362,549

318	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Pharmaceuticals (continued)
Cigna Group	6.15% (3 mo. USD LIBOR + 0.89%	)#	7/15/2023	$30,112,000	$30,117,054
Pfizer Investment Enterprises Pte. Ltd. (Singapore)(b)	4.65%		5/19/2025	52,333,000	52,240,151
Total					103,874,710

Pipelines 0.80%
Enbridge, Inc. (Canada)(b)	5.722% (SOFR + 0.63%	)#	2/16/2024	31,647,000	31,599,097
TransCanada PipeLines Ltd. (Canada)(b)	6.407% (SOFR + 1.52%	)#	3/9/2026	43,659,000	43,737,061
Total					75,336,158

Semiconductors 0.31%
Marvell Technology, Inc.	4.20%		6/22/2023	29,372,000	29,346,915

Telecommunications 0.35%
AT&T, Inc.	5.615% (SOFR + 0.64%	)#	3/25/2024	33,143,000	33,143,587
Total Corporate Bonds (cost $4,282,030,285)					4,244,497,139

FLOATING RATE LOANS(c) 4.50%

Chemicals 0.86%
Celanese U.S. Holdings LLC 2022 364-Day Delayed Draw Term Loan	6.468%		10/31/2023	13,786,667	13,821,133
Nutrition & Biosciences, Inc. 3 Year Delayed Draw Term Loan	6.673%		2/1/2024	67,148,254	67,022,351
Total					80,843,484

Diversified Financial Services 0.28%
Delos Finance Sarl 2018 Term Loan B (Luxembourg)(b)	6.909% (3 mo. USD LIBOR + 1.75%	)	10/6/2023	26,436,322	26,455,620

Health Care Products 0.92%
Baxter International, Inc. 2021
Delayed Draw Term Loan Tranche 1	6.237% (1 mo. USD Term SOFR + 1.13%	)	9/30/2024	40,583,199	40,456,377
CVS Health Corp. 364 Day Term Loan	6.244% (3 mo. USD Term SOFR + 1.25%	)	5/1/2024	47,000,000	46,918,220
Total					87,374,597

See Notes to Financial Statements.	319

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Media 1.02%
Charter Communications Operating LLC 2019 Term Loan B1	6.795% – 6.90% (1 mo. USD Term SOFR + 1.75% (3 mo. USD Term SOFR + 1.75%	) )	4/30/2025	$96,857,827	$96,775,498

Pipelines 0.26%
Targa Resources Corp. Term Loan	6.85% – 6.92% (1 mo. USD Term SOFR + 1.75% (3 mo. USD Term SOFR + 1.75%	) )	7/12/2025	24,400,000	24,323,750

Real Estate Investment Trusts 0.68%
American Tower Corp. 2021 First Lien Delayed Draw Term loan	6.25% (1 mo. USD LIBOR + 1.13%	)	12/8/2023	24,629,929	24,622,294
Invitation Homes Operating Partnership LP 2020 Term Loan A	6.253% (1 mo. USD Term SOFR + 1.00%	)	1/31/2025	40,000,000	39,300,000
Total					63,922,294

Semiconductors 0.48%
Marvell Technology Group Ltd. 2020 3 Year Term Loan A(b)	–	(d)	12/7/2023	45,275,000	45,303,523
Total Floating Rate Loans (cost $426,331,069)					424,998,766

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 4.22%
BBCMS Mortgage Trust Series 2017-DELC Class A†	6.082% (1 mo. USD LIBOR + 0.98%	)#	8/15/2036	4,680,000	4,675,607
BX Trust Series 2021-ARIA Class A†	6.006% (1 mo. USD LIBOR + 0.90%	)#	10/15/2036	9,304,000	9,011,336
BXHPP Trust Series 2021-FILM Class A†	5.757% (1 mo. USD LIBOR + 0.65%	)#	8/15/2036	29,800,000	28,006,111
BXMT Ltd. Series 2020-FL2 Class A†	6.081% (1 mo. USD Term SOFR + 1.01%	)#	2/15/2038	36,086,237	34,372,141
BXMT Ltd. Series 2021-FL4 Class A†	6.157% (1 mo. USD LIBOR + 1.05%	)#	5/15/2038	27,035,000	25,733,941
Federal National Mortgage Association Connecticut Avenue Securities Series 2021-R02 Class 2M1†	5.873% (30 day USD SOFR Average + 0.90%	)#	11/25/2041	15,288,014	15,157,635
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R01 Class 1M1†	5.723% (30 day USD SOFR Average + 0.75%	)#	10/25/2041	6,494,797	6,468,841

320	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R02 Class 2M1†	6.173% (30 day USD SOFR Average + 1.20%	)#	1/25/2042	$21,068,549	$20,925,471
Freddie Mac STACR REMIC Trust Series 2021-DNA6 Class M1†	5.773% (30 day USD SOFR Average + 0.80%	)#	10/25/2041	2,223,208	2,213,960
Freddie Mac STACR REMIC Trust Series 2021-HQA2 Class M1†	5.673% (30 day USD SOFR Average + 0.70%	)#	12/25/2033	3,055,106	3,040,295
Freddie Mac STACR REMIC Trust Series 2021-HQA3 Class M1†	5.823% (30 day USD SOFR Average + 0.85%	)#	9/25/2041	12,970,072	12,572,576
Freddie Mac STACR REMIC Trust Series 2021-HQA4 Class M1†	5.923% (30 day USD SOFR Average + 0.95%	)#	12/25/2041	10,923,437	10,555,625
Freddie Mac STACR REMIC Trust Series 2022-DNA1 Class M1A†	5.973% (30 day USD SOFR Average + 1.00%	)#	1/25/2042	27,307,531	26,843,709
Great Wolf Trust Series 2019-WOLF Class A†	6.208% (1 mo. USD Term SOFR + 1.15%	)#	12/15/2036	14,400,000	14,216,916
GS Mortgage Securities Corp. Trust Series 2018-HULA Class A†	6.03% (1 mo. USD LIBOR + 0.92%	)#	7/15/2025	15,002,270	14,789,057
GS Mortgage Securities Corp. Trust Series 2021-RENT Class A†	5.848% (1 mo. USD LIBOR + 0.70%	)#	11/21/2035	24,496,195	23,182,403
GS Mortgage Securities Corp. Trust Series 2021-ROSS Class A†	6.258% (1 mo. USD LIBOR + 1.15%	)#	5/15/2026	40,000,000	36,296,960
Hilton Orlando Trust Series 2018-ORL Class A†	6.127% (1 mo. USD LIBOR + 1.02%	)#	12/15/2034	36,955,000	36,459,474
KIND Trust Series 2021-KIND Class A†	6.124% (1 mo. USD Term SOFR + 1.06%	)#	8/15/2038	24,572,407	23,096,391
PFP Ltd. Series 2021-7 Class A†	5.957% (1 mo. USD LIBOR + 0.85%	)#	4/14/2038	8,170,222	8,068,468
VASA Trust Series 2021-VASA Class A†	6.007% (1 mo. USD LIBOR + 0.90%	)#	7/15/2039	45,750,000	42,736,951
Total Non-Agency Commercial Mortgage-Backed Securities (cost $415,515,877)					398,423,868

U.S. TREASURY OBLIGATIONS 1.88%
U.S. Treasury Notes (cost $178,725,640)	3.875%		3/31/2025	179,386,000	177,325,863
Total Long-Term Investments (cost $7,741,154,836)					7,635,351,109

See Notes to Financial Statements.	321

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 20.38%

COMMERCIAL PAPER 17.21%

Agriculture 1.73%
BAT International Finance PLC	5.416%	7/28/2023	$30,932,000	$30,677,326
BAT International Finance PLC	6.177%	6/23/2023	29,346,000	29,238,398
BAT International Finance PLC	6.178%	6/27/2023	104,000,000	103,549,334
Total				163,465,058

Auto Manufacturers 0.97%
General Motors Financial Co., Inc.	5.68%	8/21/2023	34,900,000	34,421,920
General Motors Financial Co., Inc.	5.891%	7/12/2023	22,208,000	22,065,098
General Motors Financial Co., Inc.	5.893%	7/10/2023	14,750,000	14,659,718
General Motors Financial Co., Inc.	5.895%	7/12/2023	20,496,000	20,364,114
Total				91,510,850

Beverages 0.44%
Bacardi-Martini BV	Zero Coupon		41,296,000	41,163,535

Chemicals 0.99%
FMC Corp.	6.062%	6/23/2023	42,206,000	42,052,534
FMC Corp.	6.065%	6/26/2023	41,883,000	41,709,942
International Flavors & Fragrances, Inc.	5.937%	6/5/2023	9,300,000	9,293,955
Total				93,056,431

Commercial Services 0.51%
Global Payments, Inc.	5.912%	6/1/2023	13,233,000	13,233,000
Global Payments, Inc.	5.996%	6/1/2023	11,435,000	11,435,000
Quanta Services, Inc.	5.939%	6/2/2023	16,528,000	16,525,314
Quanta Services, Inc.	5.941%	6/2/2023	7,180,000	7,178,834
Total				48,372,148

Cosmetics/Personal Care 0.26%
Haleon U.K. Capital PLC	5.506%	6/1/2023	24,694,000	24,694,000

Diversified Financial Services 0.27%
Aviation Capital Group LLC	5.918%	6/2/2023	25,950,000	25,945,819

Electric 0.37%
RWE AG	6.02%	7/24/2023	34,914,000	34,613,303

Equity Real Estate 0.49%
Crown Castle, Inc.	6.009%	6/8/2023	46,006,000	45,953,221

322	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Finance 1.89%
Brookfield Infrastructure Holdings Canada, Inc.	6.134%	7/27/2023	$104,280,000	$103,314,830
Brookfield Infrastructure Holdings Canada, Inc.	6.485%	10/5/2023	76,435,000	74,881,841
Total				178,196,671

Gas 0.48%
National Fuel Gas Co.	5.996%	6/8/2023	6,827,000	6,819,168
WGL Holdings, Inc.	5.946%	6/2/2023	8,800,000	8,798,570
WGL Holdings, Inc.	6.00%	6/12/2023	10,000,000	9,981,972
WGL Holdings, Inc.	6.001%	6/13/2023	20,000,000	19,960,667
Total				45,560,377

Health Care-Services 1.55%
CommonSpirit Health	5.934%	6/14/2023	68,800,000	68,655,903
CommonSpirit Health	5.935%	6/22/2023	49,173,000	49,006,631
CommonSpirit Health	5.935%	6/29/2023	28,908,000	28,777,593
Total				146,440,127

Oil & Gas 1.07%
Canadian Natural Resources Ltd.	5.971%	6/21/2023	32,864,000	32,756,827
Ovintiv, Inc.	6.093%	6/16/2023	31,161,000	31,083,746
Ovintiv, Inc.	6.167%	6/9/2023	8,800,000	8,788,169
Ovintiv, Inc.	6.189%	6/20/2023	28,221,000	28,130,889
Total				100,759,631

Pharmaceuticals 1.37%
Bayer Corp.	6.048%	7/21/2023	127,068,000	126,035,573
Bayer Corp.	6.059%	9/14/2023	3,901,000	3,836,240
Total				129,871,813

Pipelines 1.74%
Energy Transfer LP	5.831%	6/1/2023	114,932,000	114,932,000
Targa Resources Corp.	6.061%	6/23/2023	32,335,000	32,217,426
Targa Resources Corp.	6.117%	6/7/2023	17,659,000	17,641,341
Total				164,790,767

Retail 1.75%
AutoNation, Inc.	5.90%	6/14/2023	50,000,000	49,895,278
AutoNation, Inc.	5.949%	6/5/2023	39,300,000	39,274,455
Walgreens Boots Alliance, Inc.	6.119%	7/6/2023	76,175,000	75,730,646
Total				164,900,379

See Notes to Financial Statements.	323

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Telecommunications 1.33%
AT&T, Inc.	5.837%	12/19/2023	$83,444,000	$80,716,656
Rogers Communications, Inc.	6.125%	6/27/2023	44,750,000	44,557,700
Total				125,274,356
Total Commercial Paper (cost $1,624,672,654)				1,624,568,486

U.S. TREASURY OBLIGATIONS 2.87%
U.S. Treasury Bills	Zero Coupon	10/19/2023	180,000,000	176,347,750
U.S. Treasury Bills	Zero Coupon	11/24/2023	97,192,000	94,721,084
Total U.S. Treasury Obligations (cost $271,184,042)				271,068,834

REPURCHASE AGREEMENTS 0.30%
Repurchase Agreement dated 5/31/2023, 2.600% due 6/1/2023 with Fixed Income Clearing Corp. collateralized by $31,931,200 of U.S. Treasury Note at 0.500% due 2/28/2026; value: $28,960,101; proceeds: $28,394,264 (cost $28,392,213)			28,392,213	28,392,213
Total Short-Term Investments (cost $1,924,248,909)				1,924,029,533
Total Investments in Securities 101.25% (cost $9,665,403,745)				9,559,380,642
Other Assets and Liabilities – Net(e) (1.25)%				(118,311,726)
Net Assets 100.00%				$9,441,068,916

CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
SOFR	Secured Overnight Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At May 31, 2023, the total value of Rule 144A securities was $3,694,927,887, which represents 39.14% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2023.
(a)	Level 3 Investment as described in Note 2(u) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Foreign security traded in U.S. dollars.
(c)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2023.
(d)	Interest Rate to be determined.
(e)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on futures contracts as follows:

Futures Contracts at May 31, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	September 2023	4,114	Long	$846,535,879	$846,776,911	$241,032

324	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

ULTRA SHORT BOND FUND May 31, 2023

The following is a summary of the inputs used as of May 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$1,136,694,088	$39,842,392	$1,176,536,480
Remaining Industries	–	1,213,568,993	–	1,213,568,993
Corporate Bonds	–	4,244,497,139	–	4,244,497,139
Floating Rate Loans	–	424,998,766	–	424,998,766
Non-Agency Commercial Mortgage-Backed Securities	–	398,423,868	–	398,423,868
U.S. Treasury Obligations	–	177,325,863	–	177,325,863
Short-Term Investments
Commercial Paper	–	1,624,568,486	–	1,624,568,486
U.S. Treasury Obligations	–	271,068,834	–	271,068,834
Repurchase Agreements	–	28,392,213	–	28,392,213
Total	$–	$9,519,538,250	$39,842,392	$9,559,380,642
Other Financial Instruments
Futures Contracts
Assets	$241,032	$–	$–	$241,032
Liabilities	–	–	–	–
Total	$241,032	$–	$–	$241,032

(1)	Refer to Note 2(u) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Financial Statements.	325

Statements of Assets and Liabilities (unaudited)

May 31, 2023

	Convertible Fund	Core Fixed Income Fund	Core Plus Bond Fund
ASSETS:
Investments in securities, at cost	$699,948,830	$3,276,226,177	$1,521,690,547
Investments in securities, at fair value including $0, $0, $0, $0, $55,104,940, $0, $0 and $0, respectively, of securities loaned	$694,191,402	$3,212,590,926	$1,500,008,614
Cash	103,077	500,553	500
Cash at brokers for forwards, swap contracts and TBA collateral	–	–	–
Deposits with brokers for futures collateral	–	11,547,869	5,482,772
Deposits with brokers for forwards, swap contracts and TBA collateral	–	4,279,000	5,501,425
Foreign cash, at value (cost $0, $63,630, $23,763, $0, $453,911, $731,890, $48,149 and $3, respectively)	–	66,181	24,658
Receivables:
Investment securities sold	3,291,396	738,239,570	360,010,355
Interest and dividends	3,047,694	15,135,840	9,968,709
Capital shares sold	304,191	6,438,729	4,700,231
From advisor (See Note 3)	–	50,977	–
Variation Margin for futures contracts	–	1,771,895	771,916
Variation margin receivable for centrally cleared swap contracts agreements	–	–	–
Securities lending income receivable	–	–	–
Total return swap contracts, at fair value including upfront payment of $0, $0, $0, $0, $(2,456), $0, $0 and $0, respectively)	–	–	–
Unrealized appreciation on forward foreign currency exchange contracts	499,299	–	5,271
Unrealized appreciation on OTC CPI swap contracts	–	–	–
Prepaid expenses and other assets	107,422	278,927	239,064
Total assets	701,544,481	3,990,900,467	1,886,713,515
LIABILITIES:
Payables:
Investment securities purchased	4,463,896	1,270,019,991	621,548,987
Capital shares reacquired	1,051,939	3,589,433	4,416,400
Management fee	422,701	492,082	291,995
Trustees’ fees	115,156	178,757	14,185
12b-1 distribution plan	33,325	137,580	36,703
Fund administration	24,154	89,923	41,714
To brokers for forwards, swap contracts and TBA collateral	–	–	–
Variation margin for futures contracts	–	–	–
Variation margin payable for centrally cleared swap contract agreements	–	–	97,784
To broker	–	–	–
To bank	–	–	–
Payable for collateral due to broker for securities lending	–	–	–
Unrealized depreciation on forward foreign currency exchange contracts	44,181	358,910	183,341

326	See Notes to Financial Statements.

Corporate Bond Fund	Floating Rate Fund	High Yield Fund	Income Fund	Inflation Focused Fund

$7,330,956	$5,271,590,747	$4,458,022,441	$3,082,725,956	$1,689,033,157

$6,818,090	$5,119,417,889	$4,165,144,224	$2,926,783,994	$1,609,027,620
23,258	–	–	17	2,629,317

–	1,300,000	–	–	25,905,000
22,530	–	5,630,903	15,384,810	12,424,185

5,265	6,828,133	10,461,344	1,813,302	46,856,694

–	452,798	733,474	48,272	–

–	215,071,865	32,201,029	–	10,017,697
76,310	51,370,562	72,938,580	31,765,179	12,775,795
42,177	7,604,972	8,296,009	12,992,588	1,168,302
18,345	–	–	–	–
881	–	–	1,921,479	2,386,449

–	–	662,924	–	–
–	129,415	–	–	–

–	4,429,479	–	–	–

–	439,579	755,209	100,944	–
–	–	–	–	50,317,398
84,748	187,894	179,512	154,168	116,607
7,091,604	5,407,232,586	4,297,003,208	2,990,964,753	1,773,625,064

66,008	287,064,562	20,272,220	29,335,143	3,221,926
3,119	20,981,287	12,793,586	6,275,701	8,031,315
2,337	2,007,062	1,956,785	933,559	458,323
1,130	937,918	718,012	427,335	120,817
853	1,318,446	410,178	315,256	252,297
234	174,631	146,351	98,269	61,110

–	1,300,000	–	–	25,905,000
–	–	945,017	–	–

–	765,807	–	123,170	3,668,133
–	–	911,403	–	–
–	148,811	2,174	–	–

–	56,904,050	–	–	–

–	836,789	2,992,687	–	–

See Notes to Financial Statements.	327

Statements of Assets and Liabilities (unaudited)(continued)

May 31, 2023

	Convertible Fund	Core Fixed Income Fund	Core Plus Bond Fund
LIABILITIES:
Unrealized depreciation on OTC CPI swap contracts	$–	$–	$–
Unrealized depreciation on unfunded commitments	–	–	–
Distributions payable	–	37,414	16,042
Accrued expenses and other liabilities	281,961	268,425	44,448
Total liabilities	6,437,313	1,275,172,515	626,691,599
NET ASSETS	$695,107,168	$2,715,727,952	$1,260,021,916
COMPOSITION OF NET ASSETS:
Paid-in capital	$942,078,619	$3,042,376,719	$1,346,895,438
Total distributable earnings (loss)	(246,971,451)	(326,648,767)	(86,873,522)
Net Assets	$695,107,168	$2,715,727,952	$1,260,021,916
Net Assets by class:
Class A Shares	$175,698,603	$580,849,080	$125,406,871
Class C Shares	$35,309,196	$23,877,670	$11,228,739
Class F Shares	$46,794,107	$76,487,920	$47,960,719
Class F3 Shares	$16,640,341	$456,650,537	$94,897,365
Class I Shares	$389,777,269	$1,520,279,483	$976,059,434
Class P Shares	$34,957	$–	$–
Class R2 Shares	$75,726	$363,072	$–
Class R3 Shares	$18,417,939	$5,939,663	$227,760
Class R4 Shares	$477,531	$8,916,444	$284,537
Class R5 Shares	$1,602,716	$1,816,496	$10,178
Class R6 Shares	$10,278,783	$40,547,587	$3,946,313
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	14,523,341	62,314,951	9,786,467
Class C Shares	2,953,408	2,573,522	875,902
Class F Shares	3,863,483	8,206,549	3,745,906
Class F3 Shares	1,356,953	48,995,011	7,405,835
Class I Shares	31,915,898	163,198,723	76,232,285
Class P Shares	2,816	–	–
Class R2 Shares	6,108	38,942	–
Class R3 Shares	1,533,751	637,214	17,778
Class R4 Shares	39,474	956,828	22,202
Class R5 Shares	131,270	194,844	794
Class R6 Shares	837,868	4,352,892	307,895
Net Asset Value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$12.10	$9.32	$12.81
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$12.38	$9.53	$13.10
Class C Shares-Net asset value	$11.96	$9.28	$12.82
Class F Shares-Net asset value	$12.11	$9.32	$12.80
Class F3 Shares-Net asset value	$12.26	$9.32	$12.81
Class I Shares-Net asset value	$12.21	$9.32	$12.80
Class P Shares-Net asset value	$12.41	$ –	$ –
Class R2 Shares-Net asset value	$12.40	$9.32	$ –
Class R3 Shares-Net asset value	$12.01	$9.32	$12.81
Class R4 Shares-Net asset value*	$12.10	$9.32	$12.82
Class R5 Shares-Net asset value	$12.21	$9.32	$12.82
Class R6 Shares-Net asset value	$12.27	$9.32	$12.82

* Net asset value may not recalculate due to rounding of fractional shares.

328	See Notes to Financial Statements.

Corporate Bond Fund	Floating Rate Fund	High Yield Fund	Income Fund	Inflation Focused Fund

$–	$–	$–	$–	$15,476,755
–	184,023	–	–	–
11,013	4,828,919	1,644,536	579,669	169,494
38,895	4,766,207	1,321,263	467,110	878,313
123,589	382,218,512	44,114,212	38,555,212	58,243,483
$6,968,015	$5,025,014,074	$4,252,888,996	$2,952,409,541	$1,715,381,581

$8,498,754	$7,056,687,970	$5,291,066,241	$3,502,925,874	$2,191,736,601
(1,530,739)	(2,031,673,896)	(1,038,177,245)	(550,516,333)	(476,355,020)
$6,968,015	$5,025,014,074	$4,252,888,996	$2,952,409,541	$1,715,381,581

$2,243,692	$1,565,624,297	$754,505,468	$982,928,168	$322,251,414
$338,927	$363,555,856	$146,195,249	$42,599,949	$68,488,847
$1,209,986	$331,299,122	$231,527,413	$64,595,057	$103,120,586
$1,368,970	$114,217,092	$582,686,062	$1,010,362,839	$185,459,625
$240,178	$2,531,678,536	$1,660,600,415	$747,235,639	$1,021,462,706
$–	$–	$–	$–	$–
$22,999	$822,831	$4,669,984	$1,155,199	$273,126
$93,513	$77,486,106	$83,188,459	$50,287,699	$567,699
$23,244	$1,742,618	$67,480,157	$6,142,187	$2,322,524
$23,425	$2,585,144	$185,841,511	$1,963,750	$1,898,945
$1,403,081	$36,002,472	$536,194,278	$45,139,054	$9,536,109

271,544	198,580,455	123,857,544	408,267,837	27,951,930
41,007	46,074,165	24,128,199	17,621,288	5,933,335
146,109	42,047,560	38,053,469	26,851,319	8,931,792
165,638	14,465,480	95,203,560	419,711,204	16,071,198
29,078	320,847,310	271,331,375	310,146,319	88,636,641
–	–	–	–	–
2,783	104,268	762,180	476,408	23,806
11,319	9,822,210	13,578,441	20,820,745	49,274
2,812	221,024	11,079,373	2,548,895	201,572
2,834	327,359	30,388,231	815,422	164,955
169,765	4,561,439	87,594,332	18,747,524	827,800

$8.26	$7.88	$6.09	$2.41	$11.53

$8.45	$8.06	$6.23	$2.47	$11.80
$8.27	$7.89	$6.06	$2.42	$11.54
$8.28	$7.88	$6.08	$2.41	$11.55
$8.26	$7.90	$6.12	$2.41	$11.54
$8.26	$7.89	$6.12	$2.41	$11.52
$ –	$ –	$ –	$ –	$ –
$8.26	$7.89	$6.13	$2.42	$11.47
$8.26	$7.89	$6.13	$2.42	$11.52
$8.26	$7.88	$6.09	$2.41	$11.52
$8.27	$7.90	$6.12	$2.41	$11.51
$8.26	$7.89	$6.12	$2.41	$11.52

See Notes to Financial Statements.	329

Statements of Assets and Liabilities (unaudited)(continued)

May 31, 2023

	Short Duration Core Bond Fund	Short Duration Income Fund
ASSETS:
Investments in securities, at cost	$373,163,939	$48,786,325,722
Investments in securities, at fair value	$367,867,276	$46,857,726,035
Cash	–	8,483,675
Deposits with brokers for futures collateral	1,063,589	159,012,883
Deposits with brokers for forwards, swap contracts and TBA collateral	69,103	63,223,270
Foreign cash, at value (cost $0, $56,705, $163,643 and $329, respectively)	–	56,857
Receivables:
Interest and dividends	2,746,422	356,055,117
Capital shares sold	1,021,832	54,443,336
Investment securities sold	345,250	168,085,642
Variation Margin for futures contracts	188,949	23,222,558
From advisor (See Note 3)	40,290	–
Unrealized appreciation on forward foreign currency exchange contracts	–	229,799
Prepaid expenses and other assets	146,928	300,068
Total assets	373,489,639	47,690,839,240
LIABILITIES:
Payables:
Investment securities purchased	4,298,743	490,873,124
Capital shares reacquired	1,233,639	172,919,588
Management fee	92,710	10,214,942
To bank	42,402	–
12b-1 distribution plan	21,060	6,704,392
Fund administration	12,361	1,614,007
Trustees’ fees	5,813	5,238,462
Variation margin payable for centrally cleared swap contract agreements	3,943	517,805
Credit default swap contract agreements payable, at fair value (including upfront payments of $0, $1,676,524, $0 and $0, respectively)	–	11,253,623
Unrealized depreciation on forward foreign currency exchange contracts	–	–
Distributions payable	27,666	23,013,348
Accrued expenses and other liabilities	55,209	6,551,944
Total liabilities	5,793,546	728,901,235
NET ASSETS	$367,696,093	$46,961,938,005
COMPOSITION OF NET ASSETS:
Paid-in capital	$387,311,030	$55,834,602,548
Total distributable earnings (loss)	(19,614,937)	(8,872,664,543)
Net Assets	$367,696,093	$46,961,938,005

330	See Notes to Financial Statements.

Total Return Fund	Ultra Short Bond Fund

$3,696,497,882	$9,665,403,745
$3,559,287,052	$9,559,380,642
864	1,619
15,239,836	5,965,300
15,563,122	–
167,740	319

21,512,196	52,157,642
9,571,320	33,720,212
723,434,247	57,281,719
2,166,228	1,317,781
33,433	–
153,575	–
114,456	130,814
4,347,244,069	9,709,956,048

1,212,046,727	223,450,785
5,454,949	37,672,206
741,973	1,371,304
–	–
216,511	494,885
105,996	322,660
401,813	1,206,622
5,579,184	–

–	–
505,531	–
896,758	2,438,692
781,437	1,929,978
1,226,730,879	268,887,132
$3,120,513,190	$9,441,068,916

$3,772,424,610	$9,741,447,503
(651,911,420)	(300,378,587)
$3,120,513,190	$9,441,068,916

See Notes to Financial Statements.	331

Statements of Assets and Liabilities (unaudited)(concluded)

May 31, 2023

	Short Duration Core Bond Fund	Short Duration Income Fund
Net assets by class:
Class A Shares	$77,456,694	$8,461,815,814
Class A1 Shares	$–	$–
Class C Shares	$5,098,412	$1,860,232,680
Class F Shares	$28,383,505	$2,479,487,117
Class F3 Shares	$37,212,587	$4,937,676,182
Class I Shares	$218,269,083	$27,583,298,760
Class P Shares	$–	$–
Class R2 Shares	$–	$6,683,619
Class R3 Shares	$590,424	$341,400,496
Class R4 Shares	$20,215	$147,738,992
Class R5 Shares	$11,307	$60,495,218
Class R6 Shares	$653,866	$1,083,109,127
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	8,489,195	2,206,014,333
Class A1 Shares	–	–
Class C Shares	559,062	482,017,165
Class F Shares	3,112,981	646,323,121
Class F3 Shares	4,081,848	1,285,708,084
Class I Shares	23,936,898	7,197,259,925
Class P Shares	–	–
Class R2 Shares	–	1,741,699
Class R3 Shares	64,759	88,912,666
Class R4 Shares	2,216	38,442,315
Class R5 Shares	1,240	15,800,144
Class R6 Shares	71,702	282,530,662
Net Asset Value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$9.12	$3.84
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$9.33	$3.93
Class A1 Shares-Net asset value	$ –	$ –
Class A1 Shares-Maximum offering price (Net asset value plus sales charge of 1.50%)	$ –	$ –
Class C Shares-Net asset value	$9.12	$3.86
Class F Shares-Net asset value	$9.12	$3.84
Class F3 Shares-Net asset value	$9.12	$3.84
Class I Shares-Net asset value	$9.12	$3.83
Class P Shares-Net asset value	$ –	$ –
Class R2 Shares-Net asset value	$ –	$3.84
Class R3 Shares-Net asset value	$9.12	$3.84
Class R4 Shares-Net asset value	$9.12	$3.84
Class R5 Shares-Net asset value	$9.12	$3.83
Class R6 Shares-Net asset value	$9.12	$3.83

332	See Notes to Financial Statements.

Total Return Fund	Ultra Short Bond Fund

$970,370,387	$4,090,148,092
$–	$3,311,344
$30,742,365	$–
$88,683,264	$470,185,113
$758,125,300	$714,391,864
$1,000,644,733	$4,100,734,620
$511,439	$–
$1,235,657	$–
$27,888,397	$–
$30,394,448	$–
$19,945,421	$176,355
$191,971,779	$62,121,528

110,851,680	414,352,528
–	335,352
3,514,626	–
10,132,827	47,629,465
86,565,945	72,376,248
114,084,248	415,442,536
58,140	–
141,199	–
3,186,549	–
3,472,258	–
2,278,028	17,863
21,910,038	6,291,341

$8.75	$ 9.87

$8.95	$ –
$ –	$ 9.87

$ –	$10.02
$8.75	$ –
$8.75	$ 9.87
$8.76	$ 9.87
$8.77	$ 9.87
$8.80	$ –
$8.75	$ –
$8.75	$ –
$8.75	$ –
$8.76	$ 9.87
$8.76	$ 9.87

See Notes to Financial Statements.	333

Statements of Operations (unaudited)

For the Six Months Ended May 31, 2023

	Convertible Fund	Core Fixed Income Fund	Core Plus Bond Fund
Investment income:
Dividends	$1,716,890	$–	$–
Securities lending net income	897	–	–
Interest and other (net of foreign withholding taxes of $0, $7,140, $1,169, $16, $0, $11,877, $6,896 and $0, respectively)	10,730,682	54,034,192	25,695,742
Total investment income	12,448,469	54,034,192	25,695,742
Expenses:
Management fee	2,726,431	2,630,676	1,425,635
12b-1 distribution plan–Class A	190,471	507,050	113,259
12b-1 distribution plan–Class C	160,303	87,603	38,357
12b-1 distribution plan–Class F	42,265	41,910	47,488
12b-1 distribution plan–Class P	79	–	–
12b-1 distribution plan–Class R2	226	1,110	–
12b-1 distribution plan–Class R3	48,644	14,742	483
12b-1 distribution plan–Class R4	650	10,549	366
Shareholder servicing	397,395	608,495	264,293
Fund administration	155,796	476,272	203,662
Registration	106,931	125,831	128,370
Reports to shareholders	37,460	54,972	12,844
Professional	33,949	36,665	31,230
Trustees’ fees	10,524	27,417	10,362
Custody	9,734	23,162	13,272
Interest paid from Interfund Lending (See Note 11)	–	–	–
Other	54,436	81,338	38,966
Gross expenses	3,975,294	4,727,792	2,328,587
Expense reductions (See Note 9)	(9,454)	(16,673)	(11,946)
Fees waived and expenses reimbursed (See Note 3)	(9,734)	(23,162)	(13,272)
Shareholder servicing reimbursed–Class I (See Note 3)	–	(262,554)	–
Net expenses	3,956,106	4,425,403	2,303,369
Net investment income	8,492,363	49,608,789	23,392,373
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	(33,889,988)	(11,556,675)	(6,739,248)
Net realized gain (loss) on futures contracts	–	(5,970,900)	(4,762,994)
Net realized gain (loss) on forward foreign currency exchange contracts	(1,194,015)	(765,917)	(235,559)
Net realized gain (loss) on swap contracts	–	789,421	931,196
Net realized gain (loss) on foreign currency related transactions	246,525	407,431	185,484
Net change in unrealized appreciation/depreciation on investments	4,966,468	12,389,607	30,940
Net change in unrealized appreciation/depreciation on futures contracts	–	1,154,978	1,331,203
Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts	1,539,948	(24,390)	(70,961)

334	See Notes to Financial Statements.

Corporate Bond Fund	Floating Rate Fund	High Yield Fund	Income Fund	Inflation Focused Fund

$–	$4,181,264	$278,975	$–	$–
–	594,610	11,253	–	–

149,725	248,680,352	153,121,540	69,441,266	39,612,266
149,725	253,456,226	153,411,768	69,441,266	39,612,266

13,850	13,149,769	11,924,026	5,164,588	3,169,277
1,960	1,726,797	775,677	971,058	388,839
2,825	1,698,966	646,017	182,489	367,148
576	281,349	164,873	42,938	89,747
–	–	–	–	–
70	3,203	14,161	3,423	573
229	192,582	211,272	120,700	1,370
29	2,125	91,052	7,605	2,576
1,936	2,448,080	2,077,350	809,759	935,996
1,385	1,146,707	894,087	543,641	424,905
76,990	254,738	146,316	144,139	132,591
1,208	176,883	159,771	112,606	104,656
30,274	69,196	58,709	49,530	54,091
240	76,293	56,143	32,074	29,622
2,976	58,516	60,468	19,887	32,392
–	–	10,548	–	–
5,106	295,787	164,793	67,060	677,921
139,654	21,580,991	17,455,263	8,271,497	6,411,704
(58)	(77,815)	(42,531)	(22,654)	(24,724)
(118,126)	(58,516)	(60,468)	(19,887)	(32,392)
–	–	–	–	–
21,470	21,444,660	17,352,264	8,228,956	6,354,588
128,255	232,011,566	136,059,504	61,212,310	33,257,678

(260,788)	(110,744,920)	(201,017,580)	(48,965,392)	(34,150,374)
(24,321)	10,952,698	(4,345,225)	(12,885,329)	(3,500,576)

–	(1,749,861)	(7,454,425)	(275,180)	–
1,667	8,573,259	3,413,275	133,644	35,274,157

–	1,091,138	2,082,280	43,054	–

282,685	88,892,476	135,668,223	64,230,057	57,218,285

7,244	–	(529,629)	3,844,371	(1,989,923)

–	547,930	3,089,328	356,299	–

See Notes to Financial Statements.	335

Statements of Operations (unaudited)(continued)

For the Six Months Ended May 31, 2023

	Convertible Fund	Core Fixed Income Fund	Core Plus Bond Fund
Net realized and unrealized gain (loss):
Net change in unrealized appreciation/depreciation on swap contracts	$–	$–	$(87,461)
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	11,773	(21,120)	(9,249)
Net change in unrealized appreciation/depreciation on unfunded commitments	–	–	–
Net realized and unrealized gain (loss)	(28,319,289)	(3,597,565)	(9,426,649)
Net Increase (Decrease) in Net Assets Resulting From Operations	$(19,826,926)	$46,011,224	$13,965,724

336	See Notes to Financial Statements.

Corporate Bond Fund	Floating Rate Fund	High Yield Fund	Income Fund	Inflation Focused Fund

$(333)	$378,015	$(5,106,634)	$(337,134)	$(60,020,506)

–	(345,189)	38,720	(110)	(3)

–	374,505	–	–	–
6,154	(2,029,949)	(74,161,667)	6,144,280	(7,168,940)

$134,409	$229,981,617	$61,897,837	$67,356,590	$26,088,738

See Notes to Financial Statements.	337

Statements of Operations (unaudited)(concluded)

For the Six Months Ended May 31, 2023

	Short Duration Core Bond Fund	Short Duration Income Fund
Investment income:
Interest and other (net of foreign withholding taxes of $712, $70,193, $7,369 and $12,167, respectively)	$7,855,508	$1,026,567,141
Interest earned from Interfund Lending (See Note 11)	–	342
IRS compliance fee for foreign withholding tax claims	–	1,792
Total investment income	7,855,508	1,026,569,275
Expenses:
Management fee	499,855	61,743,940
12b-1 distribution plan–Class A	74,531	8,953,119
12b-1 distribution plan–Class A1	–	–
12b-1 distribution plan–Class C	21,440	8,249,691
12b-1 distribution plan–Class F	15,041	2,060,395
12b-1 distribution plan–Class P	–	–
12b-1 distribution plan–Class R2	–	18,586
12b-1 distribution plan–Class R3	1,457	876,950
12b-1 distribution plan–Class R4	17	183,242
Shareholder servicing	134,742	17,796,156
Registration	127,294	692,878
Fund administration	66,647	9,759,359
Professional	31,059	210,689
Custody	8,711	273,268
Reports to shareholders	6,619	1,109,547
Trustees’ fees	3,667	567,641
Other	17,325	504,880
Gross expenses	1,008,405	113,000,341
Expense reductions (See Note 9)	(4,057)	(579,005)
Fees waived and expenses reimbursed (See Note 3)	(239,945)	(273,268)
Shareholder servicing reimbursed–Class I (See Note 3)	–	–
Net expenses	764,403	112,148,068
Net investment income	7,091,105	914,421,207
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	(454,562)	(157,735,318)
Net realized gain (loss) on futures contracts	(796,335)	(93,109,898)
Net realized gain (loss) on forward foreign currency exchange contracts	–	(50,930,298)
Net realized gain (loss) on swap contracts	429	2,193,654
Net realized gain (loss) on foreign currency related transactions	–	(449,508)
Net change in unrealized appreciation/depreciation on investments	1,652,452	475,556,782
Net change in unrealized appreciation/depreciation on futures contracts	(123,585)	(29,872,872)
Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts	–	29,213,046
Net change in unrealized appreciation/depreciation on swap contracts	(3,984)	(5,126,867)
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	–	(333)
Net realized and unrealized gain (loss)	274,415	169,738,388
Net Increase in Net Assets Resulting From Operations	$7,365,520	$1,084,159,595

338	See Notes to Financial Statements.

Total Return Fund	Ultra Short Bond Fund

$70,750,639	$213,552,479
2,946	2,643
–	–
70,753,585	213,555,122

4,282,036	8,670,185
972,409	3,408,449
–	4,544
134,214	–
93,951	412,281
1,159	–
3,694	–
70,227	–
37,931	–
1,280,966	3,190,391
119,626	293,517
611,719	2,040,044
41,213	67,721
29,192	61,126
124,684	159,807
37,168	133,226
112,913	243,370
7,953,102	18,684,661
(28,451)	(126,854)
(29,192)	(61,126)
(171,955)	–
7,723,504	18,496,681
63,030,081	195,058,441

(38,644,056)	(49,470,947)
(6,596,093)	(8,427,692)
(1,474,866)	–
(4,222,387)	–
640,055	–
41,803,003	136,557,293
2,831,435	(505,327)

498,736	–
5,503,901	–

(31,533)	(10)
308,195	78,153,317
$63,338,276	$273,211,758

See Notes to Financial Statements.	339

Statements of Changes in Net Assets

	Convertible Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended May 31, 2023 (unaudited)	For the Year Ended November 30, 2022
Operations:
Net investment income	$8,492,363	$17,285,710
Net realized gain (loss) on investments, futures contracts, forward foreign currency exchange contracts, swap contracts and foreign currency related transactions	(34,837,478)	(200,227,473)
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward foreign currency exchange contracts, swaps contracts and translation of assets and liabilities denominated in foreign currencies	6,518,189	(107,628,371)
Net increase (decrease) in net assets resulting from operations	(19,826,926)	(290,570,134)
Distributions to shareholders:
Class A	(3,704,023)	(56,563,619)
Class C	(624,642)	(12,002,250)
Class F	(2,042,884)	(119,406,126)
Class F3	(363,948)	(5,597,825)
Class I	(8,195,537)	(42,873,939)
Class P	(596)	(6,769)
Class R2	(1,221)	(14,226)
Class R3	(341,411)	(5,675,187)
Class R4	(9,651)	(145,517)
Class R5	(30,647)	(307,889)
Class R6	(308,172)	(3,510,782)
Total distributions to shareholders	(15,622,732)	(246,104,129)
Capital share transactions (See Note 16):
Net proceeds from sales of shares	178,598,373	937,344,775
Reinvestment of distributions	14,265,367	221,444,923
Cost of shares reacquired	(402,650,176)	(1,289,981,030)
Net increase (decrease) in net assets resulting from capital share transactions	(209,786,436)	(131,191,332)
Net increase (decrease) in net assets	(245,236,094)	(667,865,595)
NET ASSETS:
Beginning of period	$940,343,262	$1,608,208,857
End of period	$695,107,168	$940,343,262

340	See Notes to Financial Statements.

Core Fixed Income Fund		Core Plus Bond Fund
For the Six Months Ended May 31, 2023 (unaudited)	For the Year Ended November 30, 2022	For the Six Months Ended May 31, 2023 (unaudited)	For the Year Ended November 30, 2022

$49,608,789	$45,202,392	$23,392,373	$14,247,279

(17,096,640)	(218,595,530)	(10,621,121)	(48,095,882)

13,499,075	(91,678,089)	1,194,472	(23,031,313)

46,011,224	(265,071,227)	13,965,724	(56,879,916)

(10,546,810)	(16,573,308)	(2,679,546)	(2,779,601)
(383,926)	(564,037)	(185,692)	(131,337)
(1,773,970)	(5,697,594)	(2,242,833)	(6,146,191)
(8,848,912)	(13,022,012)	(1,800,611)	(1,406,782)
(28,930,099)	(24,435,779)	(18,110,803)	(6,169,249)
–	–	–	–
(6,925)	(12,525)	–	–
(113,534)	(197,394)	(4,342)	(4,769)
(173,272)	(267,625)	(6,817)	(10,410)
(42,037)	(52,412)	(252)	(396)
(838,903)	(1,124,724)	(85,219)	(101,117)
(51,658,388)	(61,947,410)	(25,116,115)	(16,749,852)

1,112,332,707	1,098,594,679	909,985,988	852,606,397
51,422,607	61,392,570	25,034,722	16,621,339
(600,807,873)	(722,290,231)	(336,134,111)	(529,424,233)

562,947,441	437,697,018	598,886,599	339,803,503
557,300,277	110,678,381	587,736,208	266,173,735

$2,158,427,675	$2,047,749,294	$672,285,708	$406,111,973
$2,715,727,952	$2,158,427,675	$1,260,021,916	$672,285,708

See Notes to Financial Statements.	341

Statements of Changes in Net Assets (continued)

	Corporate Bond Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended May 31, 2023 (unaudited)	For the Year Ended November 30, 2022
Operations:
Net investment income	$128,255	$193,814
Net realized gain (loss) on investments, futures contracts, forward foreign currency exchange contracts, swap contracts and foreign currency related transactions	(283,442)	(544,426)
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward foreign currency exchange contracts, swap contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	289,596	(965,500)
Net increase (decrease) in net assets resulting from operations	134,409	(1,316,112)
Distributions to shareholders:
Class A	(41,294)	(100,211)
Class C	(12,241)	(21,477)
Class F	(24,696)	(118,345)
Class F3	(30,652)	(85,109)
Class I	(3,555)	(6,561)
Class P	–	–
Class R2	(440)	(1,273)
Class R3	(1,778)	(3,758)
Class R4	(484)	(1,371)
Class R5	(517)	(1,450)
Class R6	(31,389)	(86,866)
Return of Capital
Class A	–	–
Class C	–	–
Class F	–	–
Class F3	–	–
Class I	–	–
Class P	–	–
Class R2	–	–
Class R3	–	–
Class R4	–	–
Class R5	–	–
Class R6	–	–
Total distributions to shareholders	(147,046)	(426,421)
Capital share transactions (See Note 16):
Net proceeds from sales of shares	1,430,660	1,445,810
Reinvestment of distributions	83,296	248,459
Cost of shares reacquired	(1,294,302)	(4,821,175)
Net increase (decrease) in net assets resulting from capital share transactions	219,654	(3,126,906)
Net increase (decrease) in net assets	207,017	(4,869,439)
NET ASSETS:
Beginning of period	$6,760,998	$11,630,437
End of period	$6,968,015	$6,760,998

342	See Notes to Financial Statements.

Floating Rate Fund		High Yield Fund
For the Six Months Ended May 31, 2023 (unaudited)	For the Year Ended November 30, 2022	For the Six Months Ended May 31, 2023 (unaudited)	For the Year Ended November 30, 2022

$232,011,566	$356,243,384	$136,059,504	$310,849,423

(91,877,686)	(263,245,087)	(207,321,675)	(484,187,775)

89,847,737	(251,123,347)	133,160,008	(590,171,990)

229,981,617	(158,125,050)	61,897,837	(763,510,342)

(67,849,241)	(92,169,705)	(24,027,136)	(51,030,954)
(14,591,739)	(19,096,986)	(4,385,704)	(10,152,499)
(21,915,393)	(86,019,818)	(10,220,618)	(73,034,610)
(5,937,985)	(9,656,542)	(18,588,111)	(36,104,232)
(110,525,671)	(137,145,318)	(54,505,672)	(97,943,279)
–	–	–	(897)
(39,736)	(43,750)	(136,799)	(273,365)
(2,921,302)	(3,120,946)	(2,491,960)	(5,276,393)
(66,620)	(105,696)	(2,235,861)	(4,522,242)
(96,126)	(111,390)	(6,639,725)	(13,415,768)
(2,773,715)	(3,926,998)	(18,274,471)	(34,928,129)

–	–	–	(1,846,382)
–	–	–	(367,334)
–	–	–	(2,642,510)
–	–	–	(1,306,309)
–	–	–	(3,543,748)
–	–	–	(32)
–	–	–	(9,891)
–	–	–	(190,908)
–	–	–	(163,622)
–	–	–	(485,404)
–	–	–	(1,263,756)
(226,717,528)	(351,397,149)	(141,506,057)	(338,502,264)

910,347,697	7,983,304,563	835,069,694	2,878,099,913
197,179,985	303,246,251	131,998,720	317,039,838
(2,565,195,735)	(8,203,729,429)	(1,332,121,701)	(4,663,902,869)

(1,457,668,053)	82,821,385	(365,053,287)	(1,468,763,118)
(1,454,403,964)	(426,700,814)	(444,661,507)	(2,570,775,724)

$6,479,418,038	$6,906,118,852	$4,697,550,503	$7,268,326,227
$5,025,014,074	$6,479,418,038	$4,252,888,996	$4,697,550,503

See Notes to Financial Statements.	343

Statements of Changes in Net Assets (continued)

	Income Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended May 31, 2023 (unaudited)	For the Year Ended November 30, 2022
Operations:
Net investment income	$61,212,310	$94,603,981
Net realized gain (loss) on investments, futures contracts, forward foreign currency exchange contracts, swap contracts and foreign currency related transactions	(61,949,203)	(282,449,567)
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward foreign currency exchange contracts, swap contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	68,093,483	(285,852,308)
Net increase (decrease) in net assets resulting from operations	67,356,590	(473,697,894)
Distributions to shareholders:
Class A	(22,821,728)	(61,769,431)
Class C	(920,339)	(3,189,861)
Class F	(2,036,974)	(18,636,742)
Class F3	(22,977,035)	(53,890,395)
Class I	(14,647,871)	(15,773,712)
Class R2	(24,560)	(63,027)
Class R3	(1,063,526)	(2,734,526)
Class R4	(141,501)	(257,918)
Class R5	(40,509)	(271,026)
Class R6	(1,110,455)	(3,209,166)
Total distributions to shareholders	(65,784,498)	(159,795,804)
Capital share transactions (See Note 16):
Net proceeds from sales of shares	836,977,707	1,137,446,596
Reinvestment of distributions	62,560,308	150,507,166
Cost of shares reacquired	(450,525,361)	(1,329,956,952)
Net increase (decrease) in net assets resulting from capital share transactions	449,012,654	(42,003,190)
Net increase (decrease) in net assets	450,584,746	(675,496,888)
NET ASSETS:
Beginning of period	$2,501,824,795	$3,177,321,683
End of period	$2,952,409,541	$2,501,824,795

344	See Notes to Financial Statements.

Inflation Focused Fund		Short Duration Core Bond Fund
For the Six Months Ended May 31, 2023 (unaudited)	For the Year Ended November 30, 2022	For the Six Months Ended May 31, 2023 (unaudited)	For the Year Ended November 30, 2022

$33,257,678	$77,915,962	$7,091,105	$4,527,347

(2,376,793)	(177,008,360)	(1,250,468)	(8,695,866)

(4,792,147)	(40,178,298)	1,524,883	(6,379,611)

26,088,738	(139,270,696)	7,365,520	(10,548,130)

(8,166,410)	(17,567,509)	(1,655,052)	(1,283,096)
(1,405,301)	(2,421,356)	(96,219)	(85,553)
(3,918,378)	(30,578,500)	(677,423)	(1,536,849)
(5,537,549)	(11,574,025)	(830,122)	(345,144)
(26,740,870)	(49,925,281)	(4,351,113)	(3,328,168)
(3,601)	(3,001)	–	–
(10,567)	(11,573)	(11,963)	(9,657)
(42,167)	(52,651)	(303)	(299)
(11,509)	(13,710)	(260)	(328)
(218,859)	(440,059)	(17,428)	(26,265)
(46,055,211)	(112,587,665)	(7,639,883)	(6,615,359)

314,351,682	3,576,490,242	220,787,077	336,428,557
44,828,700	110,112,850	7,430,996	6,264,354
(1,274,813,821)	(4,517,782,175)	(95,522,816)	(273,856,258)

(915,633,439)	(831,179,083)	132,695,257	68,836,653
(935,599,912)	(1,083,037,444)	132,420,894	51,673,164

$2,650,981,493	$3,734,018,937	$235,275,199	$183,602,035
$1,715,381,581	$2,650,981,493	$367,696,093	$235,275,199

See Notes to Financial Statements.	345

Statements of Changes in Net Assets (concluded)

	Short Duration Income Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended May 31, 2023 (unaudited)	For the Year Ended November 30, 2022
Operations:
Net investment income	$914,421,207	$1,266,197,127
Net realized gain (loss) on investments, futures contracts, forward foreign currency exchange contracts, swap contracts and foreign currency related transactions	(300,031,368)	(1,913,324,071)
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward foreign currency exchange contracts, swap contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	469,769,756	(2,353,694,325)
Net increase (decrease) in net assets resulting from operations	1,084,159,595	(3,000,821,269)
Distributions to shareholders:
Class A	(190,157,679)	(333,489,534)
Class A1	–	–
Class C	(36,468,518)	(62,222,924)
Class F	(87,779,393)	(413,364,645)
Class F3	(115,365,388)	(173,531,776)
Class I	(601,987,090)	(701,837,319)
Class P	–	–
Class R2	(119,543)	(217,975)
Class R3	(6,932,382)	(10,136,275)
Class R4	(3,083,726)	(4,676,483)
Class R5	(1,397,893)	(1,976,912)
Class R6	(24,788,367)	(32,917,410)
Total distributions to shareholders	(1,068,079,979)	(1,734,371,253)
Capital share transactions (See Note 16):
Net proceeds from sales of shares	11,028,795,988	39,496,673,430
Reinvestment of distributions	932,522,283	1,500,233,564
Cost of shares reacquired	(15,574,651,795)	(48,557,667,513)
Net increase (decrease) in net assets resulting from capital share transactions	(3,613,333,524)	(7,560,760,519)
Net increase (decrease) in net assets	(3,597,253,908)	(12,295,953,041)
NET ASSETS:
Beginning of period	$50,559,191,913	$62,855,144,954
End of period	$46,961,938,005	$50,559,191,913

346	See Notes to Financial Statements.

Total Return Fund		Ultra Short Bond Fund
For the Six Months Ended May 31, 2023 (unaudited)	For the Year Ended November 30, 2022	For the Six Months Ended May 31, 2023 (unaudited)	For the Year Ended November 30, 2022

$63,030,081	$94,305,952	$195,058,441	$185,172,280

(50,297,347)	(403,032,699)	(57,898,639)	(82,437,217)

50,605,542	(220,832,760)	136,051,956	(218,077,196)

63,338,276	(529,559,507)	273,211,758	(115,342,133)

(20,804,305)	(41,063,513)	(84,813,414)	(94,086,125)
–	–	(66,316)	(75,197)
(606,633)	(1,438,131)	–	–
(4,044,423)	(22,666,054)	(15,056,190)	(32,900,215)
(16,808,708)	(31,015,832)	(14,133,056)	(12,931,462)
(19,526,933)	(22,739,909)	(79,512,850)	(50,640,992)
(10,372)	(20,248)	–	–
(23,888)	(45,801)	–	–
(559,067)	(1,102,609)	–	–
(641,861)	(1,293,563)	–	–
(477,154)	(2,576,467)	(2,881)	(2,567)
(4,368,835)	(8,550,658)	(1,205,857)	(1,211,271)
(67,872,179)	(132,512,785)	(194,790,564)	(191,847,829)

643,063,372	1,096,644,953	3,086,379,168	10,131,846,342
63,170,906	124,569,301	180,389,355	177,839,732
(559,547,472)	(1,731,640,699)	(5,082,267,482)	(16,117,603,459)

146,686,806	(510,426,445)	(1,815,498,959)	(5,807,917,385)
142,152,903	(1,172,498,737)	(1,737,077,765)	(6,115,107,347)

$2,978,360,287	$4,150,859,024	$11,178,146,681	$17,293,254,028
$3,120,513,190	$2,978,360,287	$9,441,068,916	$11,178,146,681

See Notes to Financial Statements.	347

Financial Highlights (unaudited)

CONVERTIBLE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2023(c)	$ 12.64	$ 0.13	$ (0.44)	$ (0.31)	$ (0.23)	$–	$ (0.23)
11/30/2022	19.24	0.20	(3.77)	(3.57)	(0.31)	(2.72)	(3.03)
11/30/2021	20.52	0.09	1.68	1.77	(0.19)	(2.86)	(3.05)
11/30/2020	14.15	0.14	7.40	7.54	(0.21)	(0.96)	(1.17)
11/30/2019	13.16	0.21	1.70	1.91	(0.53)	(0.39)	(0.92)
11/30/2018	13.31	0.16	(0.03)	0.13	(0.28)	–	(0.28)
Class C
5/31/2023(c)	12.49	0.09	(0.43)	(0.34)	(0.19)	–	(0.19)
11/30/2022	19.04	0.10	(3.72)	(3.62)	(0.21)	(2.72)	(2.93)
11/30/2021	20.37	(0.04)	1.66	1.62	(0.09)	(2.86)	(2.95)
11/30/2020	14.05	0.03	7.36	7.39	(0.11)	(0.96)	(1.07)
11/30/2019	13.08	0.12	1.69	1.81	(0.45)	(0.39)	(0.84)
11/30/2018	13.23	0.07	(0.03)	0.04	(0.19)	–	(0.19)
Class F
5/31/2023(c)	12.65	0.13	(0.43)	(0.30)	(0.24)	–	(0.24)
11/30/2022	19.25	0.19	(3.75)	(3.56)	(0.32)	(2.72)	(3.04)
11/30/2021	20.52	0.11	1.68	1.79	(0.20)	(2.86)	(3.06)
11/30/2020	14.15	0.16	7.39	7.55	(0.22)	(0.96)	(1.18)
11/30/2019	13.17	0.22	1.69	1.91	(0.54)	(0.39)	(0.93)
11/30/2018	13.32	0.18	(0.04)	0.14	(0.29)	–	(0.29)
Class F3
5/31/2023(c)	12.81	0.15	(0.46)	(0.31)	(0.24)	–	(0.24)
11/30/2022	19.44	0.24	(3.81)	(3.57)	(0.34)	(2.72)	(3.06)
11/30/2021	20.68	0.15	1.69	1.84	(0.22)	(2.86)	(3.08)
11/30/2020	14.24	0.18	7.46	7.64	(0.24)	(0.96)	(1.20)
11/30/2019	13.25	0.24	1.70	1.94	(0.56)	(0.39)	(0.95)
11/30/2018	13.39	0.20	(0.04)	0.16	(0.30)	–	(0.30)
Class I
5/31/2023(c)	12.76	0.14	(0.45)	(0.31)	(0.24)	–	(0.24)
11/30/2022	19.39	0.25	(3.82)	(3.57)	(0.34)	(2.72)	(3.06)
11/30/2021	20.66	0.13	1.68	1.81	(0.22)	(2.86)	(3.08)
11/30/2020	14.23	0.17	7.46	7.63	(0.24)	(0.96)	(1.20)
11/30/2019	13.24	0.24	1.70	1.94	(0.56)	(0.39)	(0.95)
11/30/2018	13.39	0.19	(0.04)	0.15	(0.30)	–	(0.30)

348	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$12.10	(2.44	)(d)	1.11	(e)	1.11	(e)	2.10	(e)	$175,699	60	(d)
12.64	(21.50)		1.07		1.07		1.44		215,259	165
19.24	8.83		1.03		1.03		0.47		365,551	154
20.52	57.67		1.06		1.06		0.86		290,469	138
14.15	15.80		1.06		1.06		1.59		143,294	161
13.16	0.94		1.04		1.04		1.21		133,181	213

11.96	(2.79	)(d)	1.74	(e)	1.74	(e)	1.47	(e)	35,309	60	(d)
12.49	(21.95)		1.73		1.74		0.76		42,136	165
19.04	8.08		1.70		1.70		(0.19)		79,104	154
20.37	56.72		1.70		1.70		0.21		64,570	138
14.05	15.00		1.70		1.70		0.94		41,278	161
13.08	0.27		1.69		1.69		0.56		38,615	213

12.11	(2.40	)(d)	1.01	(e)	1.01	(e)	2.13	(e)	46,794	60	(d)
12.65	(21.43)		0.97		0.98		1.34		137,175	165
19.25	8.98		0.93		0.93		0.59		804,859	154
20.52	57.83		0.96		0.96		0.96		625,813	138
14.15	15.92		0.96		0.96		1.69		173,878	161
13.17	0.95		0.94		0.94		1.32		201,325	213

12.26	(2.38	)(d)	0.81	(e)	0.81	(e)	2.40	(e)	16,640	60	(d)
12.81	(21.25)		0.79		0.79		1.70		19,538	165
19.44	9.18		0.75		0.75		0.77		37,889	154
20.68	58.11		0.80		0.80		1.12		23,424	138
14.24	16.02		0.83		0.83		1.81		8,030	161
13.25	1.12		0.81		0.81		1.47		6,635	213

12.21	(2.39	)(d)	0.91	(e)	0.91	(e)	2.30	(e)	389,777	60	(d)
12.76	(21.33)		0.86		0.87		1.86		487,218	165
19.39	9.02		0.82		0.82		0.68		259,180	154
20.66	58.08		0.86		0.86		1.05		340,178	138
14.23	15.94		0.86		0.86		1.82		307,308	161
13.24	1.12		0.84		0.84		1.40		469,350	213

See Notes to Financial Statements.	349

Financial Highlights (unaudited)(continued)

CONVERTIBLE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class P
5/31/2023(c)	$ 12.97	$ 0.12	$ (0.46)	$ (0.34)	$ (0.22)	$–	$ (0.22)
11/30/2022	19.65	0.17	(3.86)	(3.69)	(0.27)	(2.72)	(2.99)
11/30/2021	20.88	0.05	1.70	1.75	(0.12)	(2.86)	(2.98)
11/30/2020	14.37	0.09	7.55	7.64	(0.17)	(0.96)	(1.13)
11/30/2019	13.36	0.18	1.72	1.90	(0.50)	(0.39)	(0.89)
11/30/2018	13.51	0.13	(0.04)	0.09	(0.24)	–	(0.24)
Class R2
5/31/2023(c)	12.95	0.11	(0.45)	(0.34)	(0.21)	–	(0.21)
11/30/2022	19.63	0.15	(3.86)	(3.71)	(0.25)	(2.72)	(2.97)
11/30/2021	20.88	0.02	1.71	1.73	(0.12)	(2.86)	(2.98)
11/30/2020	14.37	0.07	7.54	7.61	(0.14)	(0.96)	(1.10)
11/30/2019	13.35	0.17	1.71	1.88	(0.47)	(0.39)	(0.86)
11/30/2018	13.49	0.11	(0.03)	0.08	(0.22)	–	(0.22)
Class R3
5/31/2023(c)	12.55	0.11	(0.44)	(0.33)	(0.21)	–	(0.21)
11/30/2022	19.12	0.16	(3.75)	(3.59)	(0.26)	(2.72)	(2.98)
11/30/2021	20.41	0.04	1.66	1.70	(0.13)	(2.86)	(2.99)
11/30/2020	14.08	0.09	7.37	7.46	(0.17)	(0.96)	(1.13)
11/30/2019	13.11	0.17	1.68	1.85	(0.49)	(0.39)	(0.88)
11/30/2018	13.26	0.13	(0.04)	0.09	(0.24)	–	(0.24)
Class R4
5/31/2023(c)	12.64	0.13	(0.44)	(0.31)	(0.23)	–	(0.23)
11/30/2022	19.24	0.19	(3.77)	(3.58)	(0.30)	(2.72)	(3.02)
11/30/2021	20.52	0.09	1.67	1.76	(0.18)	(2.86)	(3.04)
11/30/2020	14.14	0.14	7.40	7.54	(0.20)	(0.96)	(1.16)
11/30/2019	13.16	0.20	1.70	1.90	(0.53)	(0.39)	(0.92)
11/30/2018	13.31	0.16	(0.04)	0.12	(0.27)	–	(0.27)
Class R5
5/31/2023(c)	12.76	0.14	(0.45)	(0.31)	(0.24)	–	(0.24)
11/30/2022	19.39	0.24	(3.81)	(3.57)	(0.34)	(2.72)	(3.06)
11/30/2021	20.65	0.14	1.68	1.82	(0.22)	(2.86)	(3.08)
11/30/2020	14.23	0.17	7.45	7.62	(0.24)	(0.96)	(1.20)
11/30/2019	13.24	0.23	1.71	1.94	(0.56)	(0.39)	(0.95)
11/30/2018	13.38	0.19	(0.03)	0.16	(0.30)	–	(0.30)

350	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$12.41	(2.65	)(d)	1.36	(e)	1.36	(e)	1.86	(e)	$35	60	(d)
12.97	(21.65)		1.32		1.32		1.24		36	165
19.65	8.57		1.27		1.27		0.23		43	154
20.88	57.33		1.31		1.31		0.60		74	138
14.37	15.43		1.31		1.31		1.33		70	161
13.36	0.68		1.29		1.29		0.96		59	213

12.40	(2.65	)(d)	1.51	(e)	1.51	(e)	1.71	(e)	76	60	(d)
12.95	(21.80)		1.46		1.47		1.09		76	165
19.63	8.43		1.42		1.42		0.10		94	154
20.88	57.05		1.46		1.46		0.45		46	138
14.37	15.27		1.45		1.45		1.23		56	161
13.35	0.57		1.44		1.44		0.79		70	213

12.01	(2.60	)(d)	1.41	(e)	1.41	(e)	1.81	(e)	18,418	60	(d)
12.55	(21.73)		1.37		1.38		1.12		20,448	165
19.12	8.52		1.33		1.33		0.19		36,483	154
20.41	57.25		1.36		1.36		0.56		25,311	138
14.08	15.37		1.36		1.36		1.28		10,420	161
13.11	0.65		1.34		1.34		0.94		8,548	213

12.10	(2.46	)(d)	1.16	(e)	1.16	(e)	2.06	(e)	478	60	(d)
12.64	(21.54)		1.12		1.12		1.40		609	165
19.24	8.80		1.08		1.08		0.44		919	154
20.52	57.67		1.13		1.13		0.86		418	138
14.14	15.68		1.11		1.11		1.53		88	161
13.16	0.88		1.09		1.09		1.17		64	213

12.21	(2.39	)(d)	0.91	(e)	0.91	(e)	2.32	(e)	1,603	60	(d)
12.76	(21.32)		0.86		0.87		1.70		1,578	165
19.39	9.08		0.83		0.83		0.69		1,905	154
20.65	58.01		0.86		0.86		1.05		1,314	138
14.23	16.03		0.86		0.87		1.70		843	161
13.24	1.10		0.83		0.83		1.43		150	213

See Notes to Financial Statements.	351

Financial Highlights (unaudited)(continued)

CONVERTIBLE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R6
5/31/2023(c)	$ 12.81	$ 0.15	$ (0.45)	$ (0.30)	$ (0.24)	$–	$ (0.24)
11/30/2022	19.44	0.24	(3.81)	(3.57)	(0.34)	(2.72)	(3.06)
11/30/2021	20.69	0.15	1.68	1.83	(0.22)	(2.86)	(3.08)
11/30/2020	14.25	0.17	7.47	7.64	(0.24)	(0.96)	(1.20)
11/30/2019	13.25	0.24	1.71	1.95	(0.56)	(0.39)	(0.95)
11/30/2018	13.39	0.19	(0.03)	0.16	(0.30)	–	(0.30)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

352	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$12.27	(2.30	)(d)	0.81	(e)	0.81	(e)	2.41	(e)	$10,279	60	(d)
12.81	(21.26)		0.79		0.80		1.75		16,269	165
19.44	9.12		0.75		0.75		0.79		22,182	154
20.69	58.08		0.80		0.80		1.11		5,665	138
14.25	16.01		0.83		0.83		1.77		5,198	161
13.25	1.20		0.81		0.81		1.39		4,558	213

See Notes to Financial Statements.	353

Financial Highlights (unaudited)(continued)

CORE FIXED INCOME FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2023(c)	$ 9.34	$ 0.19	$ (0.02)	$ 0.17	$ (0.19)	$–	$ (0.19)
11/30/2022	11.14	0.21	(1.70)	(1.49)	(0.27)	(0.04)	(0.31)
11/30/2021	11.69	0.11	(0.15)	(0.04)	(0.14)	(0.37)	(0.51)
11/30/2020	11.10	0.19	0.62	0.81	(0.22)	–	(0.22)
11/30/2019	10.38	0.25	0.76	1.01	(0.29)	–	(0.29)
11/30/2018	10.87	0.25	(0.43)	(0.18)	(0.31)	–	(0.31)
Class C
5/31/2023(c)	9.30	0.16	(0.01)	0.15	(0.17)	–	(0.17)
11/30/2022	11.08	0.15	(1.69)	(1.54)	(0.20)	(0.04)	(0.24)
11/30/2021	11.63	0.04	(0.15)	(0.11)	(0.07)	(0.37)	(0.44)
11/30/2020	11.05	0.12	0.61	0.73	(0.15)	–	(0.15)
11/30/2019	10.34	0.18	0.75	0.93	(0.22)	–	(0.22)
11/30/2018	10.82	0.18	(0.41)	(0.23)	(0.25)	–	(0.25)
Class F
5/31/2023(c)	9.34	0.19	(0.01)	0.18	(0.20)	–	(0.20)
11/30/2022	11.13	0.19	(1.66)	(1.47)	(0.28)	(0.04)	(0.32)
11/30/2021	11.68	0.12	(0.15)	(0.03)	(0.15)	(0.37)	(0.52)
11/30/2020	11.10	0.19	0.62	0.81	(0.23)	–	(0.23)
11/30/2019	10.38	0.26	0.76	1.02	(0.30)	–	(0.30)
11/30/2018	10.87	0.26	(0.43)	(0.17)	(0.32)	–	(0.32)
Class F3
5/31/2023(c)	9.34	0.20	(0.01)	0.19	(0.21)	–	(0.21)
11/30/2022	11.13	0.24	(1.70)	(1.46)	(0.29)	(0.04)	(0.33)
11/30/2021	11.69	0.14	(0.16)	(0.02)	(0.17)	(0.37)	(0.54)
11/30/2020	11.10	0.22	0.62	0.84	(0.25)	–	(0.25)
11/30/2019	10.38	0.28	0.76	1.04	(0.32)	–	(0.32)
11/30/2018	10.87	0.28	(0.43)	(0.15)	(0.34)	–	(0.34)
Class I
5/31/2023(c)	9.33	0.20	– (f)	0.20	(0.21)	–	(0.21)
11/30/2022	11.13	0.26	(1.73)	(1.47)	(0.29)	(0.04)	(0.33)
11/30/2021	11.68	0.14	(0.15)	(0.01)	(0.17)	(0.37)	(0.54)
11/30/2020	11.10	0.21	0.62	0.83	(0.25)	–	(0.25)
11/30/2019	10.38	0.27	0.76	1.03	(0.31)	–	(0.31)
11/30/2018	10.86	0.28	(0.42)	(0.14)	(0.34)	–	(0.34)
Class R2
5/31/2023(c)	9.34	0.17	(0.01)	0.16	(0.18)	–	(0.18)
11/30/2022	11.14	0.17	(1.70)	(1.53)	(0.23)	(0.04)	(0.27)
11/30/2021	11.69	0.07	(0.15)	(0.08)	(0.10)	(0.37)	(0.47)
11/30/2020	11.10	0.14	0.63	0.77	(0.18)	–	(0.18)
11/30/2019	10.38	0.21	0.75	0.96	(0.24)	–	(0.24)
11/30/2018	10.87	0.21	(0.43)	(0.22)	(0.27)	–	(0.27)

354	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$9.32	1.87 (d)	0.55	(e)	0.55	(e)	3.98	(e)	$580,849	279	(d)
9.34	(13.54)	0.57		0.57		2.14		476,618	541
11.14	(0.30)	0.58		0.58		1.01		646,894	492
11.69	7.40	0.60		0.60		1.63		677,401	589
11.10	9.79	0.64		0.64		2.30		492,702	836
10.38	(1.64)	0.62		0.69		2.36		405,998	615

9.28	1.56 (d)	1.16	(e)	1.16	(e)	3.38	(e)	23,878	279	(d)
9.30	(13.97)	1.19		1.19		1.50		19,226	541
11.08	(0.96)	1.22		1.22		0.38		29,523	492
11.63	6.66	1.22		1.22		1.01		49,939	589
11.05	9.05	1.25		1.25		1.70		42,376	836
10.34	(2.18)	1.25		1.32		1.72		41,820	615

9.32	1.92 (d)	0.45	(e)	0.45	(e)	4.05	(e)	76,488	279	(d)
9.34	(13.37)	0.48		0.48		1.89		81,612	541
11.13	(0.21)	0.48		0.48		1.11		342,050	492
11.68	7.41	0.49		0.49		1.70		371,706	589
11.10	9.89	0.54		0.54		2.37		214,720	836
10.38	(1.54)	0.52		0.60		2.43		128,716	615

9.32	2.00 (d)	0.30	(e)	0.30	(e)	4.23	(e)	456,651	279	(d)
9.34	(13.23)	0.31		0.31		2.43		362,923	541
11.13	(0.12)	0.30		0.30		1.28		442,421	492
11.69	7.69	0.32		0.32		1.90		399,915	589
11.10	10.09	0.35		0.35		2.58		307,972	836
10.38	(1.38)	0.34		0.41		2.63		237,638	615

9.32	2.10 (d)	0.31	(e)	0.35	(e)	4.22	(e)	1,520,279	279	(d)
9.33	(13.34)	0.33		0.37		2.68		1,165,866	541
11.13	(0.07)	0.34		0.38		1.25		534,313	492
11.68	7.56	0.35		0.39		1.87		493,395	589
11.10	10.04	0.40		0.44		2.50		364,812	836
10.38	(1.33)	0.39		0.48		2.60		194,836	615

9.32	1.67 (d)	0.95	(e)	0.95	(e)	3.58	(e)	363	279	(d)
9.34	(13.88)	0.97		0.98		1.65		368	541
11.14	(0.70)	0.98		0.98		0.60		850	492
11.69	6.97	1.00		1.00		1.26		445	589
11.10	9.35	1.04		1.04		1.93		532	836
10.38	(2.03)	1.02		1.10		1.95		632	615

See Notes to Financial Statements.	355

Financial Highlights (unaudited)(continued)

CORE FIXED INCOME FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R3
5/31/2023(c)	$ 9.34	$ 0.17	$ (0.01)	$ 0.16	$ (0.18)	$–	$ (0.18)
11/30/2022	11.14	0.18	(1.70)	(1.52)	(0.24)	(0.04)	(0.28)
11/30/2021	11.69	0.08	(0.15)	(0.07)	(0.11)	(0.37)	(0.48)
11/30/2020	11.10	0.15	0.63	0.78	(0.19)	–	(0.19)
11/30/2019	10.38	0.22	0.75	0.97	(0.25)	–	(0.25)
11/30/2018	10.87	0.22	(0.43)	(0.21)	(0.28)	–	(0.28)
Class R4
5/31/2023(c)	9.34	0.18	(0.01)	0.17	(0.19)	–	(0.19)
11/30/2022	11.13	0.21	(1.70)	(1.49)	(0.26)	(0.04)	(0.30)
11/30/2021	11.68	0.11	(0.15)	(0.04)	(0.14)	(0.37)	(0.51)
11/30/2020	11.10	0.18	0.62	0.80	(0.22)	–	(0.22)
11/30/2019	10.38	0.24	0.76	1.00	(0.28)	–	(0.28)
11/30/2018	10.87	0.25	(0.43)	(0.18)	(0.31)	–	(0.31)
Class R5
5/31/2023(c)	9.34	0.20	(0.02)	0.18	(0.20)	–	(0.20)
11/30/2022	11.14	0.25	(1.72)	(1.47)	(0.29)	(0.04)	(0.33)
11/30/2021	11.69	0.13	(0.14)	(0.01)	(0.17)	(0.37)	(0.54)
11/30/2020	11.10	0.21	0.63	0.84	(0.25)	–	(0.25)
11/30/2019	10.38	0.27	0.76	1.03	(0.31)	–	(0.31)
11/30/2018	10.87	0.27	(0.43)	(0.16)	(0.33)	–	(0.33)
Class R6
5/31/2023(c)	9.34	0.20	(0.01)	0.19	(0.21)	–	(0.21)
11/30/2022	11.13	0.25	(1.71)	(1.46)	(0.29)	(0.04)	(0.33)
11/30/2021	11.68	0.14	(0.15)	(0.01)	(0.17)	(0.37)	(0.54)
11/30/2020	11.10	0.22	0.62	0.84	(0.26)	–	0.26
11/30/2019	10.38	0.28	0.76	1.04	(0.32)	–	(0.32)
11/30/2018	10.86	0.28	(0.42)	(0.14)	(0.34)	–	(0.34)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Amount less than $0.01.

356	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$9.32	1.72 (d)	0.85	(e)	0.85	(e)	3.68	(e)	$5,940	279	(d)
9.34	(13.80)	0.87		0.88		1.79		5,914	541
11.14	(0.60)	0.88		0.88		0.71		9,264	492
11.69	7.08	0.90		0.90		1.35		11,473	589
11.10	9.46	0.94		0.94		2.02		11,736	836
10.38	(1.94)	0.92		0.99		2.05		11,965	615

9.32	1.85 (d)	0.60	(e)	0.60	(e)	3.94	(e)	8,916	279	(d)
9.34	(13.50)	0.62		0.62		2.10		8,047	541
11.13	(0.36)	0.63		0.63		0.96		10,587	492
11.68	7.26	0.65		0.65		1.58		10,750	589
11.10	9.73	0.69		0.69		2.25		7,553	836
10.38	(1.69)	0.67		0.73		2.34		8,196	615

9.32	1.98 (d)	0.35	(e)	0.35	(e)	4.19	(e)	1,816	279	(d)
9.34	(13.36)	0.37		0.37		2.51		1,782	541
11.14	(0.10)	0.38		0.38		1.20		1,443	492
11.69	7.61	0.40		0.40		1.86		1,053	589
11.10	10.01	0.44		0.44		2.50		1,370	836
10.38	(1.44)	0.42		0.48		2.58		811	615

9.32	2.11 (d)	0.30	(e)	0.30	(e)	4.24	(e)	40,548	279	(d)
9.34	(13.32)	0.31		0.31		2.52		36,072	541
11.13	(0.03)	0.30		0.30		1.29		30,405	492
11.68	7.60	0.32		0.32		1.95		32,940	589
11.10	10.10	0.35		0.35		2.60		42,495	836
10.38	(1.28)	0.34		0.41		2.65		42,302	615

See Notes to Financial Statements.	357

Financial Highlights (unaudited)(continued)

CORE PLUS BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2023(c)	$12.87	$0.28	$(0.04)	$ 0.24	$(0.30)	$ –	$(0.30)
11/30/2022	15.38	0.40	(2.44)	(2.04)	(0.46)	(0.01)	(0.47)
11/30/2021	15.78	0.33	(0.14)	0.19	(0.42)	(0.17)	(0.59)
11/30/2020	15.39	0.38	0.61	0.99	(0.50)	(0.10)	(0.60)
11/30/2019	14.41	0.42	1.06	1.48	(0.50)	–	(0.50)
11/30/2018	15.14	0.47	(0.64)	(0.17)	(0.56)	–	(0.56)
Class C
5/31/2023(c)	12.87	0.24	(0.03)	0.21	(0.26)	–	(0.26)
11/30/2022	15.38	0.31	(2.44)	(2.13)	(0.37)	(0.01)	(0.38)
11/30/2021	15.78	0.23	(0.14)	0.09	(0.32)	(0.17)	(0.49)
11/30/2020	15.39	0.27	0.61	0.88	(0.39)	(0.10)	(0.49)
11/30/2019	14.42	0.31	1.06	1.37	(0.40)	–	(0.40)
11/30/2018	15.15	0.37	(0.64)	(0.27)	(0.46)	–	(0.46)
Class F
5/31/2023(c)	12.86	0.28	(0.03)	0.25	(0.31)	–	(0.31)
11/30/2022	15.36	0.39	(2.40)	(2.01)	(0.48)	(0.01)	(0.49)
11/30/2021	15.76	0.34	(0.14)	0.20	(0.43)	(0.17)	(0.60)
11/30/2020	15.38	0.39	0.60	0.99	(0.51)	(0.10)	(0.61)
11/30/2019	14.41	0.41	1.07	1.48	(0.51)	–	(0.51)
11/30/2018	15.14	0.48	(0.64)	(0.16)	(0.57)	–	(0.57)
Class F3
5/31/2023(c)	12.87	0.30	(0.04)	0.26	(0.32)	–	(0.32)
11/30/2022	15.37	0.44	(2.42)	(1.98)	(0.51)	(0.01)	(0.52)
11/30/2021	15.77	0.36	(0.13)	0.23	(0.46)	(0.17)	(0.63)
11/30/2020	15.40	0.42	0.59	1.01	(0.54)	(0.10)	(0.64)
11/30/2019	14.42	0.47	1.04	1.51	(0.53)	–	(0.53)
11/30/2018	15.15	0.52	(0.65)	(0.13)	(0.60)	–	(0.60)
Class I
5/31/2023(c)	12.86	0.30	(0.04)	0.26	(0.32)	–	(0.32)
11/30/2022	15.37	0.47	(2.48)	(2.01)	(0.49)	(0.01)	(0.50)
11/30/2021	15.77	0.37	(0.15)	0.22	(0.45)	(0.17)	(0.62)
11/30/2020	15.39	0.41	0.60	1.01	(0.53)	(0.10)	(0.63)
11/30/2019	14.41	0.40	1.11	1.51	(0.53)	–	(0.53)
11/30/2018	15.14	0.50	(0.64)	(0.14)	(0.59)	–	(0.59)
Class R3
5/31/2023(c)	12.86	0.27	(0.04)	0.23	(0.28)	–	(0.28)
11/30/2022	15.37	0.36	(2.44)	(2.08)	(0.42)	(0.01)	(0.43)
11/30/2021	15.77	0.28	(0.14)	0.14	(0.37)	(0.17)	(0.54)
11/30/2020	15.39	0.34	0.59	0.93	(0.45)	(0.10)	(0.55)
11/30/2019	14.41	0.37	1.07	1.44	(0.46)	–	(0.46)
11/30/2018	15.13	0.43	(0.64)	(0.21)	(0.51)	–	(0.51)

358	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$12.81	1.90 (d)	0.62	(e)	0.62	(e)	4.39	(e)	$125,407	261	(d)
12.87	(13.38)	0.68		0.69		2.93		92,635	407
15.38	1.23	0.68		0.73		2.12		76,162	258
15.78	6.57	0.68		0.80		2.46		57,837	443
15.39	10.39	0.68		1.12		2.74		24,429	598
14.41	(1.16)	0.68		2.45		3.18		6,283	468

12.82	1.65 (d)	1.27	(e)	1.27	(e)	3.77	(e)	11,229	261	(d)
12.87	(13.94)	1.33		1.34		2.23		5,380	407
15.38	0.57	1.33		1.38		1.50		5,550	258
15.78	5.83	1.38		1.50		1.77		5,846	443
15.39	9.63	1.32		1.70		2.03		3,992	598
14.42	(1.83)	1.36		3.12		2.51		603	468

12.80	1.95 (d)	0.52	(e)	0.52	(e)	4.41	(e)	47,961	261	(d)
12.86	(13.25)	0.58		0.59		2.78		111,760	407
15.36	1.32	0.58		0.62		2.18		274,812	258
15.76	6.61	0.58		0.70		2.56		181,474	443
15.38	10.41	0.58		0.89		2.71		157,901	598
14.41	(1.07)	0.58		2.35		3.28		5,774	468

12.81	2.02 (d)	0.38	(e)	0.38	(e)	4.64	(e)	94,897	261	(d)
12.87	(13.06)	0.39		0.40		3.22		47,207	407
15.37	1.51	0.38		0.43		2.32		34,554	258
15.77	6.69	0.39		0.50		2.74		8,558	443
15.40	10.63	0.46		0.98		3.11		11	598
14.42	(0.83)	0.43		2.12		3.46		10	468

12.80	2.00 (d)	0.42	(e)	0.42	(e)	4.62	(e)	976,059	261	(d)
12.86	(13.21)	0.48		0.48		3.58		411,464	407
15.37	1.42	0.48		0.54		2.40		13,423	258
15.77	6.71	0.48		0.61		2.66		35,271	443
15.39	10.61	0.47		0.70		2.62		13,782	598
14.41	(0.95)	0.47		2.25		3.40		108	468

12.81	1.83 (d)	0.91	(e)	0.91	(e)	4.13	(e)	228	261	(d)
12.86	(13.64)	0.98		0.99		2.60		155	407
15.37	0.93	0.98		1.03		1.84		159	258
15.77	6.19	0.98		1.09		2.19		124	443
15.39	10.09	0.95		1.47		2.43		188	598
14.41	(1.45)	0.97		2.75		2.88		27	468

See Notes to Financial Statements.	359

Financial Highlights (unaudited)(continued)

CORE PLUS BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R4
5/31/2023(c)	$12.87	$0.28	$(0.03)	$ 0.25	$(0.30)	$ –	$(0.30)
11/30/2022	15.37	0.38	(2.41)	(2.03)	(0.46)	(0.01)	(0.47)
11/30/2021	15.77	0.32	(0.14)	0.18	(0.41)	(0.17)	(0.58)
11/30/2020	15.39	0.37	0.60	0.97	(0.49)	(0.10)	(0.59)
11/30/2019	14.41	0.43	1.04	1.47	(0.49)	–	(0.49)
11/30/2018	15.14	0.46	(0.64)	(0.18)	(0.55)	–	(0.55)
Class R5
5/31/2023(c)	12.87	0.30	(0.03)	0.27	(0.32)	–	(0.32)
11/30/2022	15.38	0.43	(2.44)	(2.01)	(0.49)	(0.01)	(0.50)
11/30/2021	15.77	0.36	(0.13)	0.23	(0.45)	(0.17)	(0.62)
11/30/2020	15.39	0.41	0.60	1.01	(0.53)	(0.10)	(0.63)
11/30/2019	14.41	0.47	1.04	1.51	(0.53)	–	(0.53)
11/30/2018	15.14	0.50	(0.64)	(0.14)	(0.59)	–	(0.59)
Class R6
5/31/2023(c)	12.87	0.30	(0.03)	0.27	(0.32)	–	(0.32)
11/30/2022	15.38	0.46	(2.46)	(2.00)	(0.50)	(0.01)	(0.51)
11/30/2021	15.78	0.38	(0.14)	0.24	(0.47)	(0.17)	(0.64)
11/30/2020	15.39	0.43	0.60	1.03	(0.54)	(0.10)	(0.64)
11/30/2019	14.41	0.47	1.04	1.51	(0.53)	–	(0.53)
11/30/2018	15.14	0.50	(0.64)	(0.14)	(0.59)	–	(0.59)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

360	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$12.82	1.95 (d)	0.67	(e)	0.67	(e)	4.33	(e)	$285	261	(d)
12.87	(13.36)	0.73		0.74		2.76		295	407
15.37	1.18	0.73		0.77		2.06		379	258
15.77	6.45	0.73		0.86		2.39		266	443
15.39	10.35	0.73		1.31		2.84		30	598
14.41	(1.21)	0.72		2.50		3.13		27	468

12.82	2.08 (d)	0.39	(e)	0.39	(e)	4.60	(e)	10	261	(d)
12.87	(13.19)	0.46		0.46		3.09		10	407
15.38	1.49	0.48		0.50		2.35		11	258
15.77	6.72	0.48		0.57		2.69		12	443
15.39	10.63	0.48		1.06		3.10		30	598
14.41	(0.97)	0.47		2.25		3.38		27	468

12.82	2.10 (d)	0.38	(e)	0.38	(e)	4.63	(e)	3,946	261	(d)
12.87	(13.12)	0.39		0.40		3.42		3,380	407
15.38	1.53	0.38		0.44		2.44		1,061	258
15.78	6.86	0.39		0.51		2.78		918	443
15.39	10.65	0.46		1.00		3.11		30	598
14.41	(0.93)	0.44		2.24		3.42		27	468

See Notes to Financial Statements.	361

Financial Highlights (unaudited)(continued)

CORPORATE BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2023(c)	$ 8.26	$0.15	$ 0.02	$ 0.17	$(0.17)	$ –	$(0.17)
11/30/2022	10.39	0.24	(1.88)	(1.64)	(0.31)	(0.18)	(0.49)
11/30/2021	10.78	0.21	(0.11)	0.10	(0.31)	(0.18)	(0.49)
11/30/2020	10.23	0.26	0.64	0.90	(0.35)	–	(0.35)
11/30/2019	9.32	0.31	0.99	1.30	(0.39)	–	(0.39)
11/30/2018	10.06	0.31	(0.64)	(0.33)	(0.40)	(0.01)	(0.41)
Class C
5/31/2023(c)	8.26	0.13	0.03	0.16	(0.15)	–	(0.15)
11/30/2022	10.38	0.18	(1.87)	(1.69)	(0.25)	(0.18)	(0.43)
11/30/2021	10.77	0.15	(0.12)	0.03	(0.24)	(0.18)	(0.42)
11/30/2020	10.23	0.20	0.62	0.82	(0.28)	–	(0.28)
11/30/2019	9.32	0.24	0.99	1.23	(0.32)	–	(0.32)
11/30/2018	10.06	0.23	(0.63)	(0.40)	(0.33)	(0.01)	(0.34)
Class F
5/31/2023(c)	8.28	0.16	0.02	0.18	(0.18)	–	(0.18)
11/30/2022	10.40	0.24	(1.86)	(1.62)	(0.32)	(0.18)	(0.50)
11/30/2021	10.79	0.23	(0.12)	0.11	(0.32)	(0.18)	(0.50)
11/30/2020	10.25	0.27	0.63	0.90	(0.36)	–	(0.36)
11/30/2019	9.34	0.32	0.99	1.31	(0.40)	–	(0.40)
11/30/2018	10.08	0.31	(0.63)	(0.32)	(0.41)	(0.01)	(0.42)
Class F3
5/31/2023(c)	8.26	0.16	0.03	0.19	(0.19)	–	(0.19)
11/30/2022	10.39	0.26	(1.88)	(1.62)	(0.33)	(0.18)	(0.51)
11/30/2021	10.78	0.24	(0.11)	0.13	(0.34)	(0.18)	(0.52)
11/30/2020	10.23	0.30	0.62	0.92	(0.37)	–	(0.37)
11/30/2019	9.32	0.34	0.98	1.32	(0.41)	–	(0.41)
11/30/2018	10.06	0.34	(0.64)	(0.30)	(0.43)	(0.01)	(0.44)
Class I
5/31/2023(c)	8.26	0.16	0.02	0.18	(0.18)	–	(0.18)
11/30/2022	10.38	0.26	(1.87)	(1.61)	(0.33)	(0.18)	(0.51)
11/30/2021	10.77	0.24	(0.12)	0.12	(0.33)	(0.18)	(0.51)
11/30/2020	10.23	0.30	0.61	0.91	(0.37)	–	(0.37)
11/30/2019	9.32	0.33	0.98	1.31	(0.40)	–	(0.40)
11/30/2018	10.06	0.32	(0.63)	(0.31)	(0.42)	(0.01)	(0.43)
Class R2
5/31/2023(c)	8.26	0.14	0.02	0.16	(0.16)	–	(0.16)
11/30/2022	10.39	0.20	(1.88)	(1.68)	(0.27)	(0.18)	(0.45)
11/30/2021	10.77	0.18	(0.11)	0.07	(0.27)	(0.18)	(0.45)
11/30/2020	10.23	0.23	0.62	0.85	(0.31)	–	(0.31)
11/30/2019	9.32	0.27	0.99	1.26	(0.35)	–	(0.35)
11/30/2018	10.06	0.27	(0.64)	(0.37)	(0.36)	(0.01)	(0.37)

362	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$8.26	2.11 (d)	0.68	(e)	4.12	(e)	3.65	(e)	$2,244	84	(d)
8.26	(16.19)	0.68		3.85		2.63		1,521	115
10.39	0.95	0.68		2.67		2.06		2,547	111
10.78	8.95	0.68		3.24		2.53		2,157	119
10.23	14.12	0.68		4.25		3.12		769	54
9.32	(3.36)	0.68		4.54		3.17		368	109

8.27	1.81 (d)	1.29	(e)	4.62	(e)	3.00	(e)	339	84	(d)
8.26	(16.64)	1.32		4.51		2.03		1,035	115
10.38	0.29	1.35		3.35		1.43		547	111
10.77	8.12	1.36		4.13		1.96		791	119
10.23	13.38	1.33		4.78		2.43		597	54
9.32	(4.07)	1.43		5.17		2.39		71	109

8.28	2.16 (d)	0.58	(e)	3.99	(e)	3.75	(e)	1,210	84	(d)
8.28	(15.98)	0.58		3.68		2.66		1,181	115
10.40	1.06	0.58		2.58		2.17		4,660	111
10.79	8.95	0.58		3.17		2.64		3,991	119
10.25	14.20	0.58		4.20		3.22		2,764	54
9.34	(3.26)	0.58		4.20		3.21		1,501	109

8.26	2.24 (d)	0.42	(e)	3.84	(e)	3.91	(e)	1,369	84	(d)
8.26	(15.99)	0.44		3.60		2.92		1,368	115
10.39	1.20	0.44		2.45		2.32		1,770	111
10.78	9.22	0.45		3.21		2.88		1,837	119
10.23	14.42	0.41		4.15		3.42		1,718	54
9.32	(3.07)	0.37		4.28		3.46		1,501	109

8.26	2.21 (d)	0.48	(e)	3.98	(e)	3.88	(e)	240	84	(d)
8.26	(15.94)	0.48		3.70		2.88		98	115
10.38	1.16	0.48		2.48		2.28		146	111
10.77	9.08	0.48		3.33		2.88		134	119
10.23	14.34	0.48		4.17		3.35		171	54
9.32	(3.19)	0.48		4.16		3.30		144	109

8.26	1.90 (d)	1.08	(e)	4.51	(e)	3.26	(e)	23	84	(d)
8.26	(16.52)	1.08		4.29		2.28		23	115
10.39	0.65	1.08		3.08		1.68		29	111
10.77	8.43	1.08		3.84		2.24		30	119
10.23	13.66	1.08		4.78		2.74		28	54
9.32	(3.75)	1.08		4.92		2.76		25	109

See Notes to Financial Statements.	363

Financial Highlights (unaudited)(continued)

CORPORATE BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R3
5/31/2023(c)	$ 8.26	$0.14	$ 0.02	$ 0.16	$(0.16)	$ –	$(0.16)
11/30/2022	10.38	0.22	(1.88)	(1.66)	(0.28)	(0.18)	(0.46)
11/30/2021	10.77	0.19	(0.12)	0.07	(0.28)	(0.18)	(0.46)
11/30/2020	10.23	0.24	0.62	0.86	(0.32)	–	(0.32)
11/30/2019	9.32	0.28	0.99	1.27	(0.36)	–	(0.36)
11/30/2018	10.06	0.28	(0.64)	(0.36)	(0.37)	(0.01)	(0.38)
Class R4
5/31/2023(c)	8.26	0.15	0.02	0.17	(0.17)	–	(0.17)
11/30/2022	10.39	0.23	(1.88)	(1.65)	(0.30)	(0.18)	(0.48)
11/30/2021	10.78	0.21	(0.11)	0.10	(0.31)	(0.18)	(0.49)
11/30/2020	10.23	0.27	0.62	0.89	(0.34)	–	(0.34)
11/30/2019	9.32	0.30	0.99	1.29	(0.38)	–	(0.38)
11/30/2018	10.06	0.30	(0.63)	(0.33)	(0.40)	(0.01)	(0.41)
Class R5
5/31/2023(c)	8.26	0.16	0.03	0.19	(0.18)	–	(0.18)
11/30/2022	10.39	0.26	(1.88)	(1.62)	(0.33)	(0.18)	(0.51)
11/30/2021	10.78	0.24	(0.12)	0.12	(0.33)	(0.18)	(0.51)
11/30/2020	10.24	0.29	0.62	0.91	(0.37)	–	(0.37)
11/30/2019	9.32	0.33	0.99	1.32	(0.40)	–	(0.40)
11/30/2018	10.06	0.33	(0.64)	(0.31)	(0.42)	(0.01)	(0.43)
Class R6
5/31/2023(c)	8.26	0.16	0.03	0.19	(0.19)	–	(0.19)
11/30/2022	10.39	0.26	(1.88)	(1.62)	(0.33)	(0.18)	(0.51)
11/30/2021	10.78	0.24	(0.11)	0.13	(0.34)	(0.18)	(0.52)
11/30/2020	10.23	0.30	0.62	0.92	(0.37)	–	(0.37)
11/30/2019	9.32	0.34	0.98	1.32	(0.41)	–	(0.41)
11/30/2018	10.06	0.34	(0.64)	(0.30)	(0.43)	(0.01)	(0.44)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

364	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$8.26	1.96 (d)	0.98	(e)	4.41	(e)	3.35	(e)	$94	84	(d)
8.26	(16.36)	0.98		4.30		2.47		88	115
10.38	0.65	0.98		2.98		1.78		69	111
10.77	8.54	0.98		3.75		2.34		59	119
10.23	13.77	0.98		4.68		2.85		54	54
9.32	(3.65)	0.98		4.87		2.87		47	109

8.26	2.08 (d)	0.73	(e)	4.17	(e)	3.59	(e)	23	84	(d)
8.26	(16.23)	0.73		3.95		2.62		23	115
10.39	0.91	0.73		2.73		2.04		29	111
10.78	8.91	0.73		3.49		2.59		30	119
10.23	14.06	0.73		4.42		3.09		28	54
9.32	(3.41)	0.73		4.56		3.11		25	109

8.27	2.33 (d)	0.48	(e)	3.91	(e)	3.83	(e)	23	84	(d)
8.26	(16.02)	0.48		3.69		2.87		23	115
10.39	1.16	0.48		2.48		2.28		29	111
10.78	9.07	0.48		3.25		2.84		31	119
10.24	14.45	0.48		4.17		3.34		29	54
9.32	(3.17)	0.48		4.32		3.36		25	109

8.26	2.24 (d)	0.42	(e)	3.84	(e)	3.90	(e)	1,403	84	(d)
8.26	(15.99)	0.44		3.61		2.92		1,400	115
10.39	1.20	0.44		2.45		2.32		1,804	111
10.78	9.22	0.45		3.21		2.88		1,864	119
10.23	14.42	0.41		4.15		3.42		1,718	54
9.32	(3.07)	0.37		4.28		3.46		1,501	109

See Notes to Financial Statements.	365

Financial Highlights (unaudited)(continued)

FLOATING RATE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Return of capital	Total distri- butions
Class A
5/31/2023(c)	$7.89	$0.32	$(0.02)	$ 0.30	$(0.31)	$ –	$(0.31)
11/30/2022	8.37	0.37	(0.48)	(0.11)	(0.37)	–	(0.37)
11/30/2021	8.20	0.33	0.16	0.49	(0.32)	–	(0.32)
11/30/2020	8.73	0.38	(0.53)	(0.15)	(0.32)	(0.06)	(0.38)
11/30/2019	8.97	0.49	(0.24)	0.25	(0.49)	–	(0.49)
11/30/2018	9.18	0.46	(0.21)	0.25	(0.46)	–	(0.46)
Class C
5/31/2023(c)	7.89	0.29	– (f)	0.29	(0.29)	–	(0.29)
11/30/2022	8.37	0.32	(0.48)	(0.16)	(0.32)	–	(0.32)
11/30/2021	8.20	0.27	0.17	0.44	(0.27)	–	(0.27)
11/30/2020	8.74	0.33	(0.54)	(0.21)	(0.27)	(0.06)	(0.33)
11/30/2019	8.98	0.44	(0.24)	0.20	(0.44)	–	(0.44)
11/30/2018	9.18	0.40	(0.20)	0.20	(0.40)	–	(0.40)
Class F
5/31/2023(c)	7.88	0.32	– (f)	0.32	(0.32)	–	(0.32)
11/30/2022	8.36	0.35	(0.45)	(0.10)	(0.38)	–	(0.38)
11/30/2021	8.19	0.33	0.17	0.50	(0.33)	–	(0.33)
11/30/2020	8.72	0.39	(0.54)	(0.15)	(0.32)	(0.06)	(0.38)
11/30/2019	8.96	0.50	(0.24)	0.26	(0.50)	–	(0.50)
11/30/2018	9.17	0.47	(0.21)	0.26	(0.47)	–	(0.47)
Class F3
5/31/2023(c)	7.90	0.33	(0.01)	0.32	(0.32)	–	(0.32)
11/30/2022	8.38	0.40	(0.49)	(0.09)	(0.39)	–	(0.39)
11/30/2021	8.21	0.35	0.17	0.52	(0.35)	–	(0.35)
11/30/2020	8.75	0.40	(0.54)	(0.14)	(0.34)	(0.06)	(0.40)
11/30/2019	8.98	0.52	(0.23)	0.29	(0.52)	–	(0.52)
11/30/2018	9.19	0.49	(0.22)	0.27	(0.48)	–	(0.48)
Class I
5/31/2023(c)	7.89	0.33	(0.01)	0.32	(0.32)	–	(0.32)
11/30/2022	8.37	0.41	(0.50)	(0.09)	(0.39)	–	(0.39)
11/30/2021	8.20	0.34	0.17	0.51	(0.34)	–	(0.34)
11/30/2020	8.74	0.40	(0.55)	(0.15)	(0.33)	(0.06)	(0.39)
11/30/2019	8.97	0.51	(0.23)	0.28	(0.51)	–	(0.51)
11/30/2018	9.18	0.48	(0.21)	0.27	(0.48)	–	(0.48)
Class R2
5/31/2023(c)	7.90	0.30	(0.01)	0.29	(0.30)	–	(0.30)
11/30/2022	8.38	0.35	(0.49)	(0.14)	(0.34)	–	(0.34)
11/30/2021	8.20	0.29	0.18	0.47	(0.29)	–	(0.29)
11/30/2020	8.74	0.35	(0.54)	(0.19)	(0.29)	(0.06)	(0.35)
11/30/2019	8.98	0.46	(0.24)	0.22	(0.46)	–	(0.46)
11/30/2018	9.19	0.43	(0.22)	0.21	(0.42)	–	(0.42)

366	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$7.88	3.86 (d)	0.82	(e)	0.82	(e)	8.06	(e)	$1,565,624	38	(d)
7.89	(1.31)	0.80		0.80		4.60		1,882,335	85
8.37	6.07	0.79		0.79		3.87		1,981,600	87
8.20	(1.58)	0.80		0.80		4.65		1,790,285	92
8.73	2.90	0.81		0.81		5.56		2,462,684	58
8.97	2.74	0.79		0.79		5.05		3,653,385	68

7.89	3.67 (d)	1.46	(e)	1.46	(e)	7.41	(e)	363,556	38	(d)
7.89	(1.93)	1.43		1.43		3.96		441,112	85
8.37	5.42	1.41		1.41		3.26		499,850	87
8.20	(2.31)	1.42		1.42		4.08		616,741	92
8.74	2.37	1.45		1.45		4.93		1,141,085	58
8.98	2.10	1.43		1.43		4.42		1,627,126	68

7.88	4.05 (d)	0.71	(e)	0.71	(e)	8.00	(e)	331,299	38	(d)
7.88	(1.22)	0.69		0.69		4.24		869,845	85
8.36	6.17	0.69		0.69		3.96		2,999,065	87
8.19	(1.50)	0.70		0.70		4.79		2,231,780	92
8.72	3.00	0.71		0.71		5.65		4,007,181	58
8.96	2.84	0.69		0.69		5.17		6,725,819	68

7.90	4.14 (d)	0.54	(e)	0.54	(e)	8.30	(e)	114,217	38	(d)
7.90	(1.04)	0.53		0.53		4.95		178,268	85
8.38	6.34	0.53		0.53		4.12		137,808	87
8.21	(1.32)	0.54		0.54		4.92		91,251	92
8.75	3.17	0.54		0.54		5.83		147,359	58
8.98	3.00	0.53		0.53		5.29		277,822	68

7.89	4.10 (d)	0.61	(e)	0.61	(e)	8.26	(e)	2,531,679	38	(d)
7.89	(1.11)	0.60		0.60		5.05		2,954,554	85
8.37	6.28	0.59		0.59		4.06		1,133,927	87
8.20	(1.50)	0.60		0.60		4.92		855,140	92
8.74	3.22	0.61		0.61		5.75		1,475,395	58
8.97	2.94	0.59		0.59		5.27		2,462,923	68

7.89	3.66 (d)	1.21	(e)	1.21	(e)	7.65	(e)	823	38	(d)
7.90	(1.70)	1.20		1.20		4.28		1,086	85
8.38	5.78	1.19		1.19		3.48		965	87
8.20	(2.09)	1.20		1.20		4.26		1,026	92
8.74	2.50	1.21		1.21		5.16		1,471	58
8.98	2.35	1.19		1.19		4.68		1,579	68

See Notes to Financial Statements.	367

Financial Highlights (unaudited)(continued)

FLOATING RATE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Return of capital	Total distri- butions
Class R3
5/31/2023(c)	$ 7.89	$ 0.31	$ (0.01)	$ 0.30	$(0.30)	$–	$ (0.30)
11/30/2022	8.37	0.36	(0.49)	(0.13)	(0.35)	–	(0.35)
11/30/2021	8.20	0.30	0.17	0.47	(0.30)	–	(0.30)
11/30/2020	8.74	0.35	(0.54)	(0.19)	(0.29)	(0.06)	(0.35)
11/30/2019	8.97	0.47	(0.23)	0.24	(0.47)	–	(0.47)
11/30/2018	9.18	0.44	(0.22)	0.22	(0.43)	–	(0.43)
Class R4
5/31/2023(c)	7.89	0.32	(0.02)	0.30	(0.31)	–	(0.31)
11/30/2022	8.37	0.36	(0.47)	(0.11)	(0.37)	–	(0.37)
11/30/2021	8.20	0.32	0.17	0.49	(0.32)	–	(0.32)
11/30/2020	8.73	0.38	(0.54)	(0.16)	(0.31)	(0.06)	(0.37)
11/30/2019	8.97	0.49	(0.24)	0.25	(0.49)	–	(0.49)
11/30/2018	9.18	0.47	(0.22)	0.25	(0.46)	–	(0.46)
Class R5
5/31/2023(c)	7.90	0.33	(0.01)	0.32	(0.32)	–	(0.32)
11/30/2022	8.38	0.39	(0.48)	(0.09)	(0.39)	–	(0.39)
11/30/2021	8.21	0.34	0.17	0.51	(0.34)	–	(0.34)
11/30/2020	8.75	0.40	(0.55)	(0.15)	(0.33)	(0.06)	(0.39)
11/30/2019	8.98	0.51	(0.23)	0.28	(0.51)	–	(0.51)
11/30/2018	9.19	0.51	(0.24)	0.27	(0.48)	–	(0.48)
Class R6
5/31/2023(c)	7.90	0.33	(0.02)	0.31	(0.32)	–	(0.32)
11/30/2022	8.38	0.39	(0.48)	(0.09)	(0.39)	–	(0.39)
11/30/2021	8.20	0.35	0.18	0.53	(0.35)	–	(0.35)
11/30/2020	8.74	0.40	(0.54)	(0.14)	(0.34)	(0.06)	(0.40)
11/30/2019	8.98	0.51	(0.23)	0.28	(0.52)	–	(0.52)
11/30/2018	9.19	0.49	(0.22)	0.27	(0.48)	–	(0.48)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Amount less than $0.01.

368	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$7.89	3.84 (d)	1.12	(e)	1.12	(e)	7.78	(e)	$77,486	38	(d)
7.89	(1.60)	1.10		1.10		4.48		76,898	85
8.37	5.76	1.09		1.09		3.58		51,915	87
8.20	(1.99)	1.10		1.10		4.35		43,458	92
8.74	2.71	1.12		1.12		5.26		52,957	58
8.97	2.45	1.09		1.09		4.78		52,978	68

7.88	3.84 (d)	0.87	(e)	0.87	(e)	8.03	(e)	1,743	38	(d)
7.89	(1.36)	0.84		0.84		4.36		1,746	85
8.37	6.02	0.84		0.84		3.83		2,680	87
8.20	(1.63)	0.85		0.85		4.64		2,953	92
8.73	2.85	0.86		0.86		5.54		5,240	58
8.97	2.70	0.85		0.85		5.16		21,747	68

7.90	4.10 (d)	0.62	(e)	0.62	(e)	8.30	(e)	2,585	38	(d)
7.90	(1.11)	0.60		0.60		4.73		2,123	85
8.38	6.28	0.59		0.59		4.08		2,975	87
8.21	(1.49)	0.60		0.60		4.93		5,019	92
8.75	3.23	0.62		0.62		5.79		6,661	58
8.98	2.96	0.60		0.60		5.62		44,385	68

7.89	4.01 (d)	0.54	(e)	0.54	(e)	8.31	(e)	36,002	38	(d)
7.90	(1.04)	0.53		0.53		4.83		71,452	85
8.38	6.48	0.53		0.53		4.15		95,334	87
8.20	(1.44)	0.54		0.54		4.89		124,190	92
8.74	3.16	0.55		0.55		5.77		109,741	58
8.98	3.01	0.53		0.53		5.35		63,275	68

See Notes to Financial Statements.	369

Financial Highlights (unaudited)(continued)

HIGH YIELD FUND

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)		Total from invest- ment opera- tions	Net investment income	Return of capital	Total distri- butions
Class A
5/31/2023(c)	$ 6.20	$ 0.18	$ (0.10)		$ 0.08	$ (0.19)	$ –	$ (0.19)
11/30/2022	7.43	0.35	(1.20)		(0.85)	(0.37)	(0.01)	(0.38)
11/30/2021	7.30	0.35	0.14		0.49	(0.36)	–	(0.36)
11/30/2020	7.37	0.36	(0.05	)(f)	0.31	(0.38)	–	(0.38)
11/30/2019	7.13	0.40	0.25		0.65	(0.41)	–	(0.41)
11/30/2018	7.71	0.41	(0.56)		(0.15)	(0.43)	–	(0.43)
Class C
5/31/2023(c)	6.17	0.16	(0.10)		0.06	(0.17)	–	(0.17)
11/30/2022	7.39	0.31	(1.19)		(0.88)	(0.33)	(0.01)	(0.34)
11/30/2021	7.27	0.30	0.13		0.43	(0.31)	–	(0.31)
11/30/2020	7.33	0.32	(0.04	)(f)	0.28	(0.34)	–	(0.34)
11/30/2019	7.09	0.35	0.26		0.61	(0.37)	–	(0.37)
11/30/2018	7.67	0.36	(0.56)		(0.20)	(0.38)	–	(0.38)
Class F
5/31/2023(c)	6.19	0.18	(0.10)		0.08	(0.19)	–	(0.19)
11/30/2022	7.42	0.36	(1.20)		(0.84)	(0.38)	(0.01)	(0.39)
11/30/2021	7.30	0.35	0.14		0.49	(0.37)	–	(0.37)
11/30/2020	7.36	0.37	(0.04	)(f)	0.33	(0.39)	–	(0.39)
11/30/2019	7.12	0.40	0.26		0.66	(0.42)	–	(0.42)
11/30/2018	7.70	0.42	(0.56)		(0.14)	(0.44)	–	(0.44)
Class F3
5/31/2023(c)	6.23	0.19	(0.10)		0.09	(0.20)	–	(0.20)
11/30/2022	7.46	0.37	(1.20)		(0.83)	(0.39)	(0.01)	(0.40)
11/30/2021	7.34	0.37	0.13		0.50	(0.38)	–	(0.38)
11/30/2020	7.41	0.37	(0.03	)(f)	0.34	(0.41)	–	(0.41)
11/30/2019	7.16	0.42	0.27		0.69	(0.44)	–	(0.44)
11/30/2018	7.75	0.43	(0.56)		(0.13)	(0.46)	–	(0.46)
Class I
5/31/2023(c)	6.23	0.19	(0.10)		0.09	(0.20)	–	(0.20)
11/30/2022	7.46	0.36	(1.19)		(0.83)	(0.39)	(0.01)	(0.40)
11/30/2021	7.34	0.36	0.14		0.50	(0.38)	–	(0.38)
11/30/2020	7.40	0.37	(0.03	)(f)	0.34	(0.40)	–	(0.40)
11/30/2019	7.16	0.41	0.26		0.67	(0.43)	–	(0.43)
11/30/2018	7.74	0.43	(0.56)		(0.13)	(0.45)	–	(0.45)
Class R2
5/31/2023(c)	6.24	0.17	(0.10)		0.07	(0.18)	–	(0.18)
11/30/2022	7.47	0.33	(1.20)		(0.87)	(0.35)	(0.01)	(0.36)
11/30/2021	7.35	0.32	0.13		0.45	(0.33)	–	(0.33)
11/30/2020	7.41	0.34	(0.04	)(f)	0.30	(0.36)	–	(0.36)
11/30/2019	7.17	0.37	0.26		0.63	(0.39)	–	(0.39)
11/30/2018	7.76	0.38	(0.57)		(0.19)	(0.40)	–	(0.40)

370	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$6.09	1.31 (d)	0.92	(e)	0.92	(e)	5.96	(e)	$754,505	40	(d)
6.20	(11.62)	0.89		0.90		5.24		799,529	106
7.43	6.74	0.88		0.88		4.59		1,089,069	113
7.30	4.65	0.90		0.90		5.15		1,134,235	126
7.37	9.37	0.91		0.91		5.42		1,218,731	86
7.13	(2.03)	0.90		0.90		5.48		1,126,386	107

6.06	0.99 (d)	1.54	(e)	1.54	(e)	5.33	(e)	146,195	40	(d)
6.17	(12.12)	1.52		1.52		4.61		166,372	106
7.39	5.94	1.50		1.50		3.96		258,441	113
7.27	4.14	1.53		1.53		4.55		287,145	126
7.33	8.72	1.53		1.53		4.81		376,682	86
7.09	(2.70)	1.55		1.55		4.84		410,469	107

6.08	1.36 (d)	0.82	(e)	0.82	(e)	5.98	(e)	231,527	40	(d)
6.19	(11.56)	0.79		0.80		5.22		456,720	106
7.42	6.70	0.77		0.77		4.68		2,239,174	113
7.30	4.89	0.80		0.80		5.24		2,097,727	126
7.36	9.48	0.81		0.81		5.52		2,144,680	86
7.12	(1.95)	0.80		0.80		5.58		2,082,549	107

6.12	1.47 (d)	0.61	(e)	0.61	(e)	6.27	(e)	582,686	40	(d)
6.23	(11.29)	0.60		0.60		5.54		558,736	106
7.46	6.90	0.59		0.59		4.88		737,768	113
7.34	4.97	0.60		0.60		5.31		1,984,689	126
7.41	9.82	0.62		0.62		5.72		555,795	86
7.16	(1.85)	0.60		0.60		5.77		507,646	107

6.12	1.42 (d)	0.72	(e)	0.72	(e)	6.15	(e)	1,660,600	40	(d)
6.23	(11.37)	0.69		0.70		5.46		1,753,902	106
7.46	6.80	0.67		0.67		4.78		1,759,013	113
7.34	5.00	0.70		0.70		5.30		1,664,193	126
7.40	9.57	0.71		0.71		5.61		1,610,253	86
7.16	(1.82)	0.70		0.70		5.66		1,412,203	107

6.13	1.12 (d)	1.32	(e)	1.32	(e)	5.56	(e)	4,670	40	(d)
6.24	(11.88)	1.29		1.30		4.85		4,736	106
7.47	6.17	1.27		1.28		4.19		6,381	113
7.35	4.39	1.31		1.31		4.81		6,662	126
7.41	8.93	1.30		1.30		5.05		11,284	86
7.17	(2.50)	1.29		1.29		5.10		14,435	107

See Notes to Financial Statements.	371

Financial Highlights (unaudited)(continued)

HIGH YIELD FUND

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)		Total from invest- ment opera- tions	Net investment income	Return of capital	Total distri- butions
Class R3
5/31/2023(c)	$ 6.24	$ 0.18	$ (0.11)		$ 0.07	$ (0.18)	$–	$ (0.18)
11/30/2022	7.47	0.33	(1.20)		(0.87)	(0.35)	(0.01)	(0.36)
11/30/2021	7.35	0.32	0.14		0.46	(0.34)	–	(0.34)
11/30/2020	7.41	0.34	(0.04	)(f)	0.30	(0.36)	–	(0.36)
11/30/2019	7.17	0.38	0.25		0.63	(0.39)	–	(0.39)
11/30/2018	7.75	0.39	(0.56)		(0.17)	(0.41)	–	(0.41)
Class R4
5/31/2023(c)	6.20	0.18	(0.10)		0.08	(0.19)	–	(0.19)
11/30/2022	7.43	0.35	(1.20)		(0.85)	(0.37)	(0.01)	(0.38)
11/30/2021	7.30	0.34	0.14		0.48	(0.35)	–	(0.35)
11/30/2020	7.37	0.36	(0.05	)(f)	0.31	(0.38)	–	(0.38)
11/30/2019	7.12	0.39	0.27		0.66	(0.41)	–	(0.41)
11/30/2018	7.71	0.41	(0.57)		(0.16)	(0.43)	–	(0.43)
Class R5
5/31/2023(c)	6.23	0.19	(0.10)		0.09	(0.20)	–	(0.20)
11/30/2022	7.46	0.36	(1.19)		(0.83)	(0.39)	(0.01)	(0.40)
11/30/2021	7.33	0.36	0.15		0.51	(0.38)	–	(0.38)
11/30/2020	7.40	0.38	(0.05	)(f)	0.33	(0.40)	–	(0.40)
11/30/2019	7.15	0.41	0.27		0.68	(0.43)	–	(0.43)
11/30/2018	7.74	0.43	(0.57)		(0.14)	(0.45)	–	(0.45)
Class R6
5/31/2023(c)	6.23	0.19	(0.10)		0.09	(0.20)	–	(0.20)
11/30/2022	7.46	0.37	(1.20)		(0.83)	(0.39)	(0.01)	(0.40)
11/30/2021	7.34	0.37	0.13		0.50	(0.38)	–	(0.38)
11/30/2020	7.41	0.38	(0.04	)(f)	0.34	(0.41)	–	(0.41)
11/30/2019	7.16	0.42	0.27		0.69	(0.44)	–	(0.44)
11/30/2018	7.75	0.43	(0.56)		(0.13)	(0.46)	–	(0.46)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statement of Operations for the year ended November 30, 2020, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

372	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$6.13	1.17 (d)	1.22	(e)	1.22	(e)	5.66	(e)	$83,188	40	(d)
6.24	(11.80)	1.19		1.20		4.94		85,877	106
7.47	6.27	1.17		1.18		4.29		113,623	113
7.35	4.49	1.20		1.20		4.87		114,737	126
7.41	9.03	1.21		1.21		5.14		117,517	86
7.17	(2.28)	1.20		1.20		5.20		107,532	107

6.09	1.28 (d)	0.97	(e)	0.97	(e)	5.90	(e)	67,480	40	(d)
6.20	(11.67)	0.94		0.95		5.20		76,122	106
7.43	6.69	0.92		0.93		4.54		96,477	113
7.30	4.61	0.95		0.95		5.11		113,046	126
7.37	9.48	0.96		0.96		5.38		109,351	86
7.12	(2.21)	0.95		0.95		5.45		91,526	107

6.12	1.58 (d)	0.72	(e)	0.72	(e)	6.16	(e)	185,842	40	(d)
6.23	(11.52)	0.69		0.70		5.45		213,656	106
7.46	6.95	0.67		0.68		4.80		267,722	113
7.33	4.87	0.70		0.70		5.37		256,527	126
7.40	9.73	0.71		0.71		5.64		289,988	86
7.15	(1.94)	0.70		0.70		5.70		266,231	107

6.12	1.47 (d)	0.61	(e)	0.61	(e)	6.26	(e)	536,194	40	(d)
6.23	(11.29)	0.60		0.60		5.55		581,901	106
7.46	6.90	0.58		0.59		4.88		700,615	113
7.34	4.97	0.61		0.61		5.45		643,491	126
7.41	9.82	0.62		0.62		5.71		620,871	86
7.16	(1.84)	0.60		0.61		5.78		451,009	107

See Notes to Financial Statements.	373

Financial Highlights (unaudited)(continued)

INCOME FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2023(c)	$ 2.40	$ 0.05	$ 0.02	$ 0.07	$ (0.06)	$–	$ (0.06)
11/30/2022	2.99	0.09	(0.53)	(0.44)	(0.10)	(0.05)	(0.15)
11/30/2021	3.01	0.08	(0.01)	0.07	(0.09)	–	(0.09)
11/30/2020	2.90	0.09	0.13	0.22	(0.11)	–	(0.11)
11/30/2019	2.67	0.10	0.24	0.34	(0.11)	–	(0.11)
11/30/2018	2.86	0.10	(0.18)	(0.08)	(0.11)	–	(0.11)
Class C
5/31/2023(c)	2.41	0.05	0.01	0.06	(0.05)	–	(0.05)
11/30/2022	3.00	0.07	(0.53)	(0.46)	(0.08)	(0.05)	(0.13)
11/30/2021	3.02	0.06	(0.01)	0.05	(0.07)	–	(0.07)
11/30/2020	2.92	0.07	0.12	0.19	(0.09)	–	(0.09)
11/30/2019	2.69	0.08	0.25	0.33	(0.10)	–	(0.10)
11/30/2018	2.87	0.08	(0.16)	(0.08)	(0.10)	–	(0.10)
Class F
5/31/2023(c)	2.40	0.05	0.02	0.07	(0.06)	–	(0.06)
11/30/2022	2.99	0.08	(0.52)	(0.44)	(0.10)	(0.05)	(0.15)
11/30/2021	3.01	0.08	(0.01)	0.07	(0.09)	–	(0.09)
11/30/2020	2.91	0.09	0.12	0.21	(0.11)	–	(0.11)
11/30/2019	2.67	0.10	0.26	0.36	(0.12)	–	(0.12)
11/30/2018	2.86	0.10	(0.17)	(0.07)	(0.12)	–	(0.12)
Class F3
5/31/2023(c)	2.40	0.06	0.01	0.07	(0.06)	–	(0.06)
11/30/2022	2.99	0.09	(0.52)	(0.43)	(0.11)	(0.05)	(0.16)
11/30/2021	3.01	0.08	–	0.08	(0.10)	–	(0.10)
11/30/2020	2.90	0.10	0.12	0.22	(0.11)	–	(0.11)
11/30/2019	2.67	0.11	0.24	0.35	(0.12)	–	(0.12)
11/30/2018	2.86	0.10	(0.17)	(0.07)	(0.12)	–	(0.12)
Class I
5/31/2023(c)	2.40	0.06	0.01	0.07	(0.06)	–	(0.06)
11/30/2022	2.99	0.09	(0.53)	(0.44)	(0.10)	(0.05)	(0.15)
11/30/2021	3.01	0.08	–	0.08	(0.10)	–	(0.10)
11/30/2020	2.91	0.10	0.11	0.21	(0.11)	–	(0.11)
11/30/2019	2.67	0.10	0.26	0.36	(0.12)	–	(0.12)
11/30/2018	2.86	0.10	(0.17)	(0.07)	(0.12)	–	(0.12)

374	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$2.41	2.80 (d)	0.74	(e)	0.74	(e)	4.37	(e)	$982,928	62	(d)
2.40	(15.22)	0.74		0.75		3.29		967,719	158
2.99	2.38	0.73		0.73		2.53		1,275,012	112
3.01	7.65	0.76		0.76		3.11		1,229,762	112
2.90	13.02	0.77		0.77		3.53		1,054,889	108
2.67	(2.78)	0.77		0.81		3.46		836,525	117

2.42	2.49 (d)	1.35	(e)	1.35	(e)	3.75	(e)	42,600	62	(d)
2.41	(15.68)	1.37		1.37		2.61		45,245	158
3.00	1.74	1.36		1.36		1.90		81,240	112
3.02	6.60	1.38		1.38		2.53		107,888	112
2.92	12.26	1.38		1.38		2.93		162,000	108
2.69	(3.00)	1.39		1.43		2.82		166,762	117

2.41	2.85 (d)	0.64	(e)	0.64	(e)	4.40	(e)	64,595	62	(d)
2.40	(15.14)	0.64		0.64		3.08		111,920	158
2.99	2.48	0.63		0.63		2.62		570,553	112
3.01	7.38	0.66		0.66		3.20		570,685	112
2.91	13.09	0.67		0.67		3.61		591,492	108
2.67	(2.33)	0.67		0.71		3.55		434,593	117

2.41	2.94 (d)	0.46	(e)	0.46	(e)	4.64	(e)	1,010,363	62	(d)
2.40	(14.98)	0.46		0.46		3.59		849,235	158
2.99	2.66	0.45		0.45		2.79		985,589	112
3.01	7.95	0.47		0.47		3.38		722,882	112
2.90	13.33	0.49		0.49		3.79		586,822	108
2.67	(2.51)	0.47		0.51		3.75		394,646	117

2.41	2.90 (d)	0.53	(e)	0.53	(e)	4.59	(e)	747,236	62	(d)
2.40	(15.05)	0.54		0.55		3.72		429,047	158
2.99	2.58	0.53		0.53		2.73		135,925	112
3.01	7.49	0.56		0.56		3.33		155,970	112
2.91	13.63	0.57		0.57		3.73		184,515	108
2.67	(2.59)	0.57		0.60		3.66		165,736	117

See Notes to Financial Statements.	375

Financial Highlights (unaudited)(continued)

INCOME FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
5/31/2023(c)	$ 2.42	$ 0.05	$– (f)	$ 0.05	$ (0.05)	$–	$ (0.05)
11/30/2022	3.01	0.08	(0.53)	(0.45)	(0.09)	(0.05)	(0.14)
11/30/2021	3.03	0.06	–	0.06	(0.08)	–	(0.08)
11/30/2020	2.93	0.08	0.11	0.19	(0.09)	–	(0.09)
11/30/2019	2.70	0.09	0.24	0.33	(0.10)	–	(0.10)
11/30/2018	2.88	0.09	(0.17)	(0.08)	(0.10)	–	(0.10)
Class R3
5/31/2023(c)	2.41	0.05	0.01	0.06	(0.05)	–	(0.05)
11/30/2022	3.00	0.08	(0.53)	(0.45)	(0.09)	(0.05)	(0.14)
11/30/2021	3.02	0.07	(0.01)	0.06	(0.08)	–	(0.08)
11/30/2020	2.91	0.08	0.13	0.21	(0.10)	–	(0.10)
11/30/2019	2.68	0.09	0.24	0.33	(0.10)	–	(0.10)
11/30/2018	2.87	0.09	(0.18)	(0.09)	(0.10)	–	(0.10)
Class R4
5/31/2023(c)	2.40	0.05	0.02	0.07	(0.06)	–	(0.06)
11/30/2022	2.99	0.09	(0.53)	(0.44)	(0.10)	(0.05)	(0.15)
11/30/2021	3.01	0.08	(0.01)	0.07	(0.09)	–	(0.09)
11/30/2020	2.90	0.09	0.12	0.21	(0.10)	–	(0.10)
11/30/2019	2.67	0.10	0.24	0.34	(0.11)	–	(0.11)
11/30/2018	2.86	0.10	(0.18)	(0.08)	(0.11)	–	(0.11)
Class R5
5/31/2023(c)	2.40	0.06	0.01	0.07	(0.06)	–	(0.06)
11/30/2022	2.99	0.09	(0.53)	(0.44)	(0.10)	(0.05)	(0.15)
11/30/2021	3.01	0.08	–	0.08	(0.10)	–	(0.10)
11/30/2020	2.91	0.10	0.11	0.21	(0.11)	–	(0.11)
11/30/2019	2.68	0.11	0.24	0.35	(0.12)	–	(0.12)
11/30/2018	2.86	0.10	(0.16)	(0.06)	(0.12)	–	(0.12)
Class R6
5/31/2023(c)	2.40	0.06	0.01	0.07	(0.06)	–	(0.06)
11/30/2022	2.99	0.09	(0.52)	(0.43)	(0.11)	(0.05)	(0.16)
11/30/2021	3.01	0.08	–	0.08	(0.10)	–	(0.10)
11/30/2020	2.90	0.10	0.12	0.22	(0.11)	–	(0.11)
11/30/2019	2.67	0.11	0.24	0.35	(0.12)	–	(0.12)
11/30/2018	2.86	0.10	(0.17)	(0.07)	(0.12)	–	(0.12)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Amount less than $0.01.

376	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$2.42	2.17 (d)	1.14	(e)	1.14	(e)	3.97	(e)	$1,155	62	(d)
2.42	(15.43)	1.14		1.15		2.90		1,107	158
3.01	1.98	1.13		1.13		2.14		1,350	112
3.03	6.83	1.16		1.16		2.73		1,730	112
2.93	12.47	1.17		1.17		3.17		1,285	108
2.70	(2.76)	1.17		1.21		3.05		1,667	117

2.42	2.64 (d)	1.04	(e)	1.04	(e)	4.07	(e)	50,288	62	(d)
2.41	(15.41)	1.04		1.05		3.00		47,036	158
3.00	2.08	1.03		1.03		2.23		56,410	112
3.02	7.32	1.06		1.06		2.83		53,114	112
2.91	12.65	1.07		1.07		3.24		55,317	108
2.68	(3.05)	1.07		1.11		3.16		50,016	117

2.41	2.77 (d)	0.79	(e)	0.79	(e)	4.32	(e)	6,142	62	(d)
2.40	(15.26)	0.79		0.80		3.38		5,992	158
2.99	2.33	0.78		0.78		2.50		4,501	112
3.01	7.60	0.81		0.81		3.07		9,205	112
2.90	12.97	0.82		0.82		3.46		9,218	108
2.67	(2.83)	0.82		0.85		3.44		5,363	117

2.41	2.90 (d)	0.54	(e)	0.54	(e)	4.58	(e)	1,964	62	(d)
2.40	(15.05)	0.54		0.55		3.31		1,559	158
2.99	2.59	0.53		0.53		2.73		6,309	112
3.01	7.50	0.56		0.56		3.32		6,548	112
2.91	13.21	0.57		0.57		3.73		6,099	108
2.68	(2.23)	0.58		0.62		3.54		4,048	117

2.41	2.94 (d)	0.46	(e)	0.46	(e)	4.64	(e)	45,139	62	(d)
2.40	(14.98)	0.46		0.46		3.59		42,966	158
2.99	2.67	0.45		0.45		2.81		60,434	112
3.01	7.95	0.48		0.48		3.40		55,981	112
2.90	13.34	0.49		0.49		3.81		52,133	108
2.67	(2.50)	0.47		0.51		3.77		33,975	117

See Notes to Financial Statements.	377

Financial Highlights (unaudited)(continued)

INFLATION FOCUSED FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net asset value, end of period
Class A
5/31/2023(c)	$11.65	$0.17	$(0.06)	$0.11	$(0.23)	$11.53
11/30/2022	12.44	0.25	(0.68)	(0.43)	(0.36)	11.65
11/30/2021	11.33	0.13	1.28	1.41	(0.30)	12.44
11/30/2020	11.23	0.26	0.26 (f)	0.52	(0.42)	11.33
11/30/2019	11.55	0.34	(0.21)	0.13	(0.45)	11.23
11/30/2018	11.88	0.29	(0.17)	0.12	(0.45)	11.55
Class C
5/31/2023(c)	11.67	0.13	(0.08)	0.05	(0.18)	11.54
11/30/2022	12.46	0.16	(0.68)	(0.52)	(0.27)	11.67
11/30/2021	11.35	0.05	1.29	1.34	(0.23)	12.46
11/30/2020	11.25	0.20	0.25 (f)	0.45	(0.35)	11.35
11/30/2019	11.57	0.27	(0.21)	0.06	(0.38)	11.25
11/30/2018	11.90	0.22	(0.18)	0.04	(0.37)	11.57
Class F
5/31/2023(c)	11.67	0.18	(0.07)	0.11	(0.23)	11.55
11/30/2022	12.46	0.23	(0.65)	(0.42)	(0.37)	11.67
11/30/2021	11.35	0.14	1.29	1.43	(0.32)	12.46
11/30/2020	11.24	0.27	0.27 (f)	0.54	(0.43)	11.35
11/30/2019	11.57	0.35	(0.21)	0.14	(0.47)	11.24
11/30/2018	11.89	0.31	(0.17)	0.14	(0.46)	11.57
Class F3
5/31/2023(c)	11.66	0.19	(0.07)	0.12	(0.24)	11.54
11/30/2022	12.45	0.29	(0.69)	(0.40)	(0.39)	11.66
11/30/2021	11.34	0.14	1.30	1.44	(0.33)	12.45
11/30/2020	11.23	0.29	0.27 (f)	0.56	(0.45)	11.34
11/30/2019	11.55	0.37	(0.21)	0.16	(0.48)	11.23
11/30/2018	11.88	0.33	(0.18)	0.15	(0.48)	11.55
Class I
5/31/2023(c)	11.65	0.19	(0.08)	0.11	(0.24)	11.52
11/30/2022	12.44	0.29	(0.69)	(0.40)	(0.39)	11.65
11/30/2021	11.34	0.16	1.27	1.43	(0.33)	12.44
11/30/2020	11.24	0.28	0.26 (f)	0.54	(0.44)	11.34
11/30/2019	11.56	0.36	(0.20)	0.16	(0.48)	11.24
11/30/2018	11.89	0.32	(0.18)	0.14	(0.47)	11.56
Class R2
5/31/2023(c)	11.60	0.15	(0.08)	0.07	(0.20)	11.47
11/30/2022	12.38	0.23	(0.70)	(0.47)	(0.31)	11.60
11/30/2021	11.30	0.11	1.23	1.34	(0.26)	12.38
11/30/2020	11.22	0.20	0.26 (f)	0.46	(0.38)	11.30
11/30/2019	11.55	0.30	(0.22)	0.08	(0.41)	11.22
11/30/2018	11.87	0.24	(0.16)	0.08	(0.40)	11.55

378	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

1.05	(d)	0.74	(e)	0.74	(e)	3.02	(e)	$322,251	10	(d)
(3.51)		0.66		0.67		2.02		472,591	67
12.59		0.64		0.64		1.06		560,624	97
4.87		0.69		0.70		2.40		89,956	97
1.19		0.69		0.69		2.97		109,626	43
0.95		0.69		0.69		2.48		171,109	108

0.61	(d)	1.45	(e)	1.45	(e)	2.31	(e)	68,489	10	(d)
(4.20)		1.40		1.40		1.34		94,132	67
11.85		1.31		1.31		0.39		92,580	97
4.23		1.30		1.31		1.81		17,716	97
0.55		1.33		1.33		2.33		28,655	43
0.30		1.34		1.35		1.84		49,435	108

1.10	(d)	0.64	(e)	0.64	(e)	3.09	(e)	103,121	10	(d)
(3.40)		0.54		0.55		1.83		284,593	67
12.68		0.54		0.54		1.11		1,818,238	97
5.06		0.59		0.60		2.52		187,180	97
1.20		0.59		0.59		3.06		285,297	43
1.14		0.58		0.59		2.60		489,043	108

1.20	(d)	0.45	(e)	0.45	(e)	3.31	(e)	185,460	10	(d)
(3.23)		0.38		0.39		2.39		308,596	67
12.86		0.38		0.38		1.17		236,951	97
5.24		0.42		0.43		2.68		8,595	97
1.46		0.42		0.42		3.24		10,645	43
1.25		0.39		0.43		2.80		22,597	108

1.07	(d)	0.54	(e)	0.54	(e)	3.21	(e)	1,021,463	10	(d)
(3.31)		0.47		0.48		2.37		1,476,955	67
12.73		0.44		0.45		1.32		1,006,157	97
5.08		0.49		0.50		2.63		320,045	97
1.39		0.49		0.49		3.16		631,037	43
1.16		0.48		0.49		2.71		661,340	108

0.85	(d)	1.14	(e)	1.14	(e)	2.64	(e)	273	10	(d)
(3.92)		1.08		1.09		1.97		169	67
11.96		1.07		1.07		0.96		—	97
4.28		1.07		1.08		1.83		166	97
0.70		1.08		1.08		2.59		51	43
0.64		1.10		1.11		2.07		201	108

See Notes to Financial Statements.	379

Financial Highlights (unaudited)(continued)

INFLATION FOCUSED FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net asset value, end of period
Class R3
5/31/2023(c)	$11.65	$0.16	$(0.08)	$0.08	$(0.21)	$11.52
11/30/2022	12.44	0.22	(0.69)	(0.47)	(0.32)	11.65
11/30/2021	11.34	0.11	1.26	1.37	(0.27)	12.44
11/30/2020	11.23	0.22	0.28 (f)	0.50	(0.39)	11.34
11/30/2019	11.56	0.30	(0.21)	0.09	(0.42)	11.23
11/30/2018	11.88	0.26	(0.17)	0.09	(0.41)	11.56
Class R4
5/31/2023(c)	11.65	0.17	(0.08)	0.09	(0.22)	11.52
11/30/2022	12.44	0.24	(0.68)	(0.44)	(0.35)	11.65
11/30/2021	11.34	0.15	1.25	1.40	(0.30)	12.44
11/30/2020	11.23	0.26	0.26 (f)	0.52	(0.41)	11.34
11/30/2019	11.56	0.33	(0.21)	0.12	(0.45)	11.23
11/30/2018	11.88	0.30	(0.18)	0.12	(0.44)	11.56
Class R5
5/31/2023(c)	11.64	0.19	(0.08)	0.11	(0.24)	11.51
11/30/2022	12.43	0.29	(0.70)	(0.41)	(0.38)	11.64
11/30/2021	11.33	0.17	1.26	1.43	(0.33)	12.43
11/30/2020	11.23	0.28	0.26 (f)	0.54	(0.44)	11.33
11/30/2019	11.55	0.36	(0.20)	0.16	(0.48)	11.23
11/30/2018	11.88	0.33	(0.19)	0.14	(0.47)	11.55
Class R6
5/31/2023(c)	11.64	0.19	(0.07)	0.12	(0.24)	11.52
11/30/2022	12.43	0.27	(0.67)	(0.40)	(0.39)	11.64
11/30/2021	11.34	0.18	1.25	1.43	(0.34)	12.43
11/30/2020	11.23	0.29	0.27 (f)	0.56	(0.45)	11.34
11/30/2019	11.56	0.37	(0.21)	0.16	(0.49)	11.23
11/30/2018	11.88	0.33	(0.17)	0.16	(0.48)	11.56

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statement of Operations for the year ended November 30, 2020, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

380	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

0.90	(d)	1.03	(e)	1.03	(e)	2.73	(e)	$568	10	(d)
(3.88)		0.97		0.97		1.81		462	67
12.17		0.94		0.95		0.90		402	97
4.65		0.98		0.99		2.03		226	97
0.80		0.99		0.99		2.66		104	43
0.74		0.99		1.00		2.17		111	108

0.94	(d)	0.79	(e)	0.79	(e)	2.99	(e)	2,323	10	(d)
(3.55)		0.72		0.72		1.97		1,682	67
12.46		0.70		0.70		1.21		2,020	97
4.91		0.74		0.75		2.35		1,706	97
1.05		0.74		0.74		2.91		3,174	43
1.00		0.73		0.73		2.52		2,006	108

1.07	(d)	0.51	(e)	0.51	(e)	3.29	(e)	1,899	10	(d)
(3.32)		0.48		0.48		2.42		473	67
12.75		0.45		0.45		1.40		304	97
5.08		0.49		0.50		2.64		170	97
1.39		0.49		0.49		3.17		334	43
1.17		0.47		0.48		2.83		144	108

1.20	(d)	0.45	(e)	0.45	(e)	3.29	(e)	9,536	10	(d)
(3.24)		0.38		0.39		2.25		11,328	67
12.71		0.39		0.40		1.52		16,742	97
5.24		0.42		0.43		2.70		14,541	97
1.37		0.42		0.42		3.25		35,167	43
1.34		0.39		0.43		2.81		54,549	108

See Notes to Financial Statements.	381

Financial Highlights (unaudited)(continued)

SHORT DURATION CORE BOND FUND

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)		Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net asset value, end of period	Total return(b) (%)
Class A
5/31/2023(c)	$9.12	$0.19		$0.01	$0.20	$(0.20)	$9.12	2.22 (d)
11/30/2022	9.77	0.18		(0.58)	(0.40)	(0.25)	9.12	(4.16)
11/30/2021	9.89	0.07		(0.02)	0.05	(0.17)	9.77	0.48
11/30/2020	9.89	0.14		0.10	0.24	(0.24)	9.89	2.46
11/30/2019	9.72	0.24		0.23	0.47	(0.30)	9.89	4.87
11/30/2018	9.92	0.22		(0.12)	0.10	(0.30)	9.72	1.04
Class C
5/31/2023(c)	9.11	0.16		0.02	0.18	(0.17)	9.12	2.01 (d)
11/30/2022	9.76	0.11		(0.58)	(0.47)	(0.18)	9.11	(4.79)
11/30/2021	9.89	–	(f)	(0.03)	(0.03)	(0.10)	9.76	(0.29)
11/30/2020	9.89	0.09		0.08	0.17	(0.17)	9.89	1.76
11/30/2019	9.72	0.17		0.23	0.40	(0.23)	9.89	4.15
11/30/2018	9.92	0.14		(0.11)	0.03	(0.23)	9.72	0.27
Class F
5/31/2023(c)	9.11	0.19		0.03	0.22	(0.21)	9.12	2.38 (d)
11/30/2022	9.76	0.14		(0.53)	(0.39)	(0.26)	9.11	(4.06)
11/30/2021	9.89	0.08		(0.03)	0.05	(0.18)	9.76	0.48
11/30/2020	9.89	0.16		0.09	0.25	(0.25)	9.89	2.54
11/30/2019	9.72	0.24		0.24	0.48	(0.31)	9.89	4.97
11/30/2018	9.92	0.23		(0.12)	0.11	(0.31)	9.72	1.14
Class F3
5/31/2023(c)	9.11	0.20		0.02	0.22	(0.21)	9.12	2.47 (d)
11/30/2022	9.76	0.26		(0.64)	(0.38)	(0.27)	9.11	(3.91)
11/30/2021	9.88	0.10		(0.02)	0.08	(0.20)	9.76	0.80
11/30/2020	9.89	0.37		(0.11)	0.26	(0.27)	9.88	2.65
11/30/2019	9.72	0.27		0.22	0.49	(0.32)	9.89	5.13
11/30/2018	9.92	0.24		(0.11)	0.13	(0.33)	9.72	1.34
Class I
5/31/2023(c)	9.11	0.20		0.02	0.22	(0.21)	9.12	2.43 (d)
11/30/2022	9.77	0.19		(0.58)	(0.39)	(0.27)	9.11	(4.06)
11/30/2021	9.89	0.09		(0.02)	0.07	(0.19)	9.77	0.68
11/30/2020	9.89	0.16		0.10	0.26	(0.26)	9.89	2.65
11/30/2019	9.71	0.24		0.26	0.50	(0.32)	9.89	5.18
11/30/2018	9.92	0.24		(0.13)	0.11	(0.32)	9.71	1.14

382	See Notes to Financial Statements.

Ratios to Average Net Assets:						Supplemental Data:

Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

0.60	(e)	0.74	(e)	4.11	(e)	$77,457	58	(d)
0.60		0.79		1.88		44,849	176
0.60		0.79		0.71		47,227	220
0.60		1.00		1.47		32,022	351
0.60		1.81		2.47		8,032	136
0.60		3.11		2.21		3,844	177

1.24	(e)	1.39	(e)	3.44	(e)	5,098	58	(d)
1.26		1.46		1.18		4,445	176
1.28		1.47		0.04		4,026	220
1.28		1.71		0.90		4,334	351
1.29		2.54		1.77		2,238	136
1.39		3.88		1.42		1,083	177

0.50	(e)	0.64	(e)	4.17	(e)	28,384	58	(d)
0.50		0.68		1.46		19,105	176
0.50		0.69		0.81		104,324	220
0.50		0.91		1.58		82,951	351
0.50		1.46		2.40		29,007	136
0.50		3.00		2.32		4,212	177

0.32	(e)	0.47	(e)	4.37	(e)	37,213	58	(d)
0.33		0.49		2.83		29,952	176
0.34		0.52		1.02		514	220
0.36		1.06		3.78		12	351
0.36		1.64		2.72		1,612	136
0.32		2.87		2.47		1,533	177

0.40	(e)	0.54	(e)	4.30	(e)	218,269	58	(d)
0.40		0.59		2.08		135,395	176
0.40		0.59		0.89		26,463	220
0.40		0.80		1.63		4,402	351
0.40		1.35		2.49		1,821	136
0.40		2.88		2.42		127	177

See Notes to Financial Statements.	383

Financial Highlights (unaudited)(continued)

SHORT DURATION CORE BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net asset value, end of period	Total return(b) (%)
Class R3
5/31/2023(c)	$9.11	$0.17	$0.03	$0.20	$(0.19)	$9.12	2.18	(d)
11/30/2022	9.76	0.19	(0.62)	(0.43)	(0.22)	9.11	(4.45)
11/30/2021	9.89	0.04	(0.03)	0.01	(0.14)	9.76	0.09
11/30/2020	9.89	0.13	0.08	0.21	(0.21)	9.89	2.16
11/30/2019	9.72	0.21	0.23	0.44	(0.27)	9.89	4.56
11/30/2018	9.92	0.19	(0.12)	0.07	(0.27)	9.72	0.75
Class R4
5/31/2023(c)	9.11	0.19	0.02	0.21	(0.20)	9.12	2.30	(d)
11/30/2022	9.77	0.16	(0.58)	(0.42)	(0.24)	9.11	(4.31)
11/30/2021	9.89	0.07	(0.03)	0.04	(0.16)	9.77	0.44
11/30/2020	9.89	0.18	0.05	0.23	(0.23)	9.89	2.41
11/30/2019	9.72	0.24	0.22	0.46	(0.29)	9.89	4.82
11/30/2018	9.92	0.21	(0.11)	0.10	(0.30)	9.72	1.00
Class R5
5/31/2023(c)	9.11	0.20	0.02	0.22	(0.21)	9.12	2.43	(d)
11/30/2022	9.77	0.18	(0.58)	(0.40)	(0.26)	9.11	(4.07)
11/30/2021	9.89	0.09	(0.02)	0.07	(0.19)	9.77	0.68
11/30/2020	9.89	0.20	0.06	0.26	(0.26)	9.89	2.66
11/30/2019	9.72	0.26	0.23	0.49	(0.32)	9.89	5.08
11/30/2018	9.92	0.23	(0.11)	0.12	(0.32)	9.72	1.25
Class R6
5/31/2023(c)	9.11	0.20	0.02	0.22	(0.21)	9.12	2.47	(d)
11/30/2022	9.76	0.19	(0.57)	(0.38)	(0.27)	9.11	(3.90)
11/30/2021	9.89	0.10	(0.04)	0.06	(0.19)	9.76	0.65
11/30/2020	9.89	0.21	0.06	0.27	(0.27)	9.89	2.75
11/30/2019	9.72	0.27	0.22	0.49	(0.32)	9.89	5.13
11/30/2018	9.92	0.24	(0.11)	0.13	(0.33)	9.72	1.34

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Amount less than $0.01.

384	See Notes to Financial Statements.

Ratios to Average Net Assets:						Supplemental Data:

Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

0.90	(e)	1.05	(e)	3.78	(e)	$590	58	(d)
0.90		1.12		2.03		582	176
0.90		1.09		0.42		61	220
0.90		1.34		1.32		98	351
0.90		2.14		2.17		76	136
0.90		3.42		1.92		49	177

0.65	(e)	0.75	(e)	4.08	(e)	20	58	(d)
0.65		0.80		1.71		11	176
0.65		0.81		0.67		12	220
0.65		1.11		1.81		12	351
0.65		1.95		2.42		27	136
0.65		3.13		2.14		25	177

0.40	(e)	0.49	(e)	4.27	(e)	11	58	(d)
0.40		0.57		1.95		11	176
0.40		0.57		0.90		12	220
0.40		0.87		2.06		12	351
0.40		1.69		2.67		27	136
0.40		2.88		2.39		26	177

0.32	(e)	0.47	(e)	4.31	(e)	654	58	(d)
0.33		0.49		2.04		925	176
0.34		0.52		0.98		963	220
0.36		0.81		2.17		911	351
0.36		1.63		2.72		1,961	136
0.32		2.87		2.48		1,653	177

See Notes to Financial Statements.	385

Financial Highlights (unaudited)(continued)

SHORT DURATION INCOME FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net asset value, end of period	Total return(b) (%)
Class A
5/31/2023(c)	$3.84	$0.07	$0.01	$0.08	$(0.08)	$3.84	2.14	(d)
11/30/2022	4.16	0.08	(0.28)	(0.20)	(0.12)	3.84	(4.90)
11/30/2021	4.20	0.07	(0.01)	0.06	(0.10)	4.16	1.40
11/30/2020	4.21	0.09	0.02 (f)	0.11	(0.12)	4.20	2.76
11/30/2019	4.14	0.12	0.10	0.22	(0.15)	4.21	5.48
11/30/2018	4.26	0.11	(0.07)	0.04	(0.16)	4.14	0.96
Class C
5/31/2023(c)	3.86	0.06	0.01	0.07	(0.07)	3.86	1.83	(d)
11/30/2022	4.19	0.06	(0.30)	(0.24)	(0.09)	3.86	(5.69)
11/30/2021	4.22	0.04	–	0.04	(0.07)	4.19	0.99
11/30/2020	4.23	0.07	0.02 (f)	0.09	(0.10)	4.22	2.10
11/30/2019	4.17	0.10	0.09	0.19	(0.13)	4.23	4.57
11/30/2018	4.29	0.09	(0.08)	0.01	(0.13)	4.17	0.35
Class F
5/31/2023(c)	3.83	0.07	0.02	0.09	(0.08)	3.84	2.46	(d)
11/30/2022	4.16	0.08	(0.29)	(0.21)	(0.12)	3.83	(5.05)
11/30/2021	4.19	0.07	–	0.07	(0.10)	4.16	1.74
11/30/2020	4.21	0.10	0.01 (f)	0.11	(0.13)	4.19	2.62
11/30/2019	4.14	0.13	0.10	0.23	(0.16)	4.21	5.58
11/30/2018	4.26	0.12	(0.08)	0.04	(0.16)	4.14	1.06
Class F3
5/31/2023(c)	3.84	0.07	0.02	0.09	(0.09)	3.84	2.28	(d)
11/30/2022	4.17	0.10	(0.30)	(0.20)	(0.13)	3.84	(4.87)
11/30/2021	4.20	0.08	–	0.08	(0.11)	4.17	1.91
11/30/2020	4.21	0.10	0.02 (f)	0.12	(0.13)	4.20	3.03
11/30/2019	4.14	0.13	0.10	0.23	(0.16)	4.21	5.75
11/30/2018	4.26	0.12	(0.07)	0.05	(0.17)	4.14	1.22
Class I
5/31/2023(c)	3.83	0.07	0.02	0.09	(0.09)	3.83	2.25	(d)
11/30/2022	4.16	0.10	(0.30)	(0.20)	(0.13)	3.83	(4.95)
11/30/2021	4.19	0.07	0.01 (f)	0.08	(0.11)	4.16	1.85
11/30/2020	4.21	0.10	0.01 (f)	0.11	(0.13)	4.19	2.97
11/30/2019	4.14	0.13	0.10	0.23	(0.16)	4.21	5.44
11/30/2018	4.25	0.12	(0.06)	0.06	(0.17)	4.14	1.40
Class R2
5/31/2023(c)	3.84	0.06	0.01	0.07	(0.07)	3.84	1.94	(d)
11/30/2022	4.16	0.07	(0.29)	(0.22)	(0.10)	3.84	(5.28)
11/30/2021	4.20	0.05	(0.01)	0.04	(0.08)	4.16	1.00
11/30/2020	4.21	0.08	0.02 (f)	0.10	(0.11)	4.20	2.36
11/30/2019	4.14	0.11	0.10	0.21	(0.14)	4.21	5.07
11/30/2018	4.26	0.10	(0.08)	0.02	(0.14)	4.14	0.56

386	See Notes to Financial Statements.

Ratios to Average Net Assets:						Supplemental Data:

Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

0.59	(e)	0.59	(e)	3.62	(e)	$8,461,816	32	(d)
0.58		0.58		2.10		9,589,050	75
0.58		0.58		1.55		13,355,736	84
0.59		0.59		2.22		12,733,693	102
0.60		0.60		2.92		11,693,022	57
0.59		0.59		2.70		8,735,221	71

1.21	(e)	1.21	(e)	3.00	(e)	1,860,233	32	(d)
1.22		1.22		1.45		2,170,217	75
1.23		1.23		0.91		3,379,490	84
1.24		1.24		1.62		3,914,470	102
1.22		1.22		2.31		4,914,970	57
1.23		1.23		2.07		4,912,225	71

0.49	(e)	0.49	(e)	3.65	(e)	2,479,487	32	(d)
0.48		0.48		1.96		6,132,794	75
0.48		0.48		1.65		26,865,299	84
0.49		0.49		2.33		23,546,579	102
0.50		0.50		3.02		23,128,477	57
0.49		0.49		2.80		15,833,169	71

0.32	(e)	0.32	(e)	3.90	(e)	4,937,676	32	(d)
0.31		0.32		2.41		5,143,625	75
0.31		0.31		1.81		5,139,001	84
0.33		0.33		2.48		4,425,861	102
0.34		0.34		3.19		4,087,351	57
0.32		0.32		2.95		3,709,795	71

0.39	(e)	0.39	(e)	3.84	(e)	27,583,299	32	(d)
0.38		0.38		2.51		25,868,734	75
0.38		0.38		1.74		12,428,298	84
0.39		0.39		2.44		9,762,949	102
0.40		0.40		3.12		10,281,839	57
0.39		0.39		2.90		7,315,707	71

0.99	(e)	0.99	(e)	3.23	(e)	6,684	32	(d)
0.98		0.98		1.70		6,312	75
0.98		0.98		1.17		9,901	84
0.99		0.99		1.85		13,909	102
1.00		1.00		2.55		18,031	57
0.99		0.99		2.30		20,433	71

See Notes to Financial Statements.	387

Financial Highlights (unaudited)(continued)

SHORT DURATION INCOME FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net asset value, end of period	Total return(b) (%)
Class R3
5/31/2023(c)	$3.84	$0.06	$0.02	$0.08	$(0.08)	$3.84	1.99	(d)
11/30/2022	4.17	0.07	(0.29)	(0.22)	(0.11)	3.84	(5.18)
11/30/2021	4.20	0.05	0.01 (f)	0.06	(0.09)	4.17	1.10
11/30/2020	4.21	0.08	0.02 (f)	0.10	(0.11)	4.20	2.46
11/30/2019	4.14	0.11	0.10	0.21	(0.14)	4.21	5.17
11/30/2018	4.26	0.10	(0.07)	0.03	(0.15)	4.14	0.67
Class R4
5/31/2023(c)	3.84	0.07	0.01	0.08	(0.08)	3.84	2.12	(d)
11/30/2022	4.17	0.08	(0.30)	(0.22)	(0.11)	3.84	(5.23)
11/30/2021	4.20	0.07	–	0.07	(0.10)	4.17	1.67
11/30/2020	4.22	0.09	0.01 (f)	0.10	(0.12)	4.20	2.47
11/30/2019	4.15	0.12	0.10	0.22	(0.15)	4.22	5.43
11/30/2018	4.27	0.11	(0.07)	0.04	(0.16)	4.15	0.93
Class R5
5/31/2023(c)	3.83	0.07	0.02	0.09	(0.09)	3.83	2.24	(d)
11/30/2022	4.15	0.09	(0.29)	(0.20)	(0.12)	3.83	(4.79)
11/30/2021	4.19	0.08	(0.01)	0.07	(0.11)	4.15	1.67
11/30/2020	4.20	0.10	0.02 (f)	0.12	(0.13)	4.19	2.97
11/30/2019	4.13	0.13	0.10	0.23	(0.16)	4.20	5.70
11/30/2018	4.25	0.12	(0.07)	0.05	(0.17)	4.13	1.16
Class R6
5/31/2023(c)	3.83	0.07	0.02	0.09	(0.09)	3.83	2.28	(d)
11/30/2022	4.16	0.10	(0.30)	(0.20)	(0.13)	3.83	(4.89)
11/30/2021	4.19	0.08	–	0.08	(0.11)	4.16	1.91
11/30/2020	4.21	0.10	0.01 (f)	0.11	(0.13)	4.19	2.79
11/30/2019	4.14	0.13	0.10	0.23	(0.16)	4.21	5.76
11/30/2018	4.26	0.13	(0.08)	0.05	(0.17)	4.14	1.23

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statement of Operations for the years ended November 30, 2020 and 2021, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

388	See Notes to Financial Statements.

Ratios to Average Net Assets:						Supplemental Data:

Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

0.89	(e)	0.89	(e)	3.33	(e)	$341,400	32	(d)
0.88		0.88		1.84		358,357	75
0.88		0.88		1.26		410,131	84
0.89		0.89		1.94		384,845	102
0.90		0.90		2.64		367,328	57
0.89		0.89		2.41		318,477	71

0.64	(e)	0.64	(e)	3.58	(e)	147,739	32	(d)
0.63		0.63		2.10		146,587	75
0.63		0.63		1.58		168,338	84
0.64		0.64		2.18		166,524	102
0.65		0.65		2.88		147,772	57
0.64		0.64		2.68		105,445	71

0.39	(e)	0.39	(e)	3.83	(e)	60,495	32	(d)
0.38		0.38		2.37		65,954	75
0.38		0.38		1.83		63,717	84
0.39		0.39		2.45		69,901	102
0.40		0.40		3.14		70,274	57
0.39		0.39		2.94		45,264	71

0.32	(e)	0.32	(e)	3.90	(e)	1,083,109	32	(d)
0.31		0.32		2.42		1,077,561	75
0.31		0.31		1.82		1,035,235	84
0.33		0.33		2.50		896,878	102
0.34		0.34		3.19		857,139	57
0.33		0.33		3.00		551,235	71

See Notes to Financial Statements.	389

Financial Highlights (unaudited)(continued)

TOTAL RETURN FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2023(c)	$8.76	$0.17	$0.01	$0.18	$(0.19)	$–	$(0.19)
11/30/2022	10.54	0.25	(1.68)	(1.43)	(0.29)	(0.06)	(0.35)
11/30/2021	10.91	0.19	(0.12)	0.07	(0.21)	(0.23)	(0.44)
11/30/2020	10.49	0.23	0.46	0.69	(0.27)	–	(0.27)
11/30/2019	9.86	0.28	0.66	0.94	(0.31)	–	(0.31)
11/30/2018	10.36	0.28	(0.46)	(0.18)	(0.32)	–	(0.32)
Class C
5/31/2023(c)	8.76	0.15	– (f)	0.15	(0.16)	–	(0.16)
11/30/2022	10.53	0.18	(1.66)	(1.48)	(0.23)	(0.06)	(0.29)
11/30/2021	10.90	0.12	(0.11)	0.01	(0.15)	(0.23)	(0.38)
11/30/2020	10.48	0.17	0.45	0.62	(0.20)	–	(0.20)
11/30/2019	9.85	0.21	0.66	0.87	(0.24)	–	(0.24)
11/30/2018	10.35	0.21	(0.45)	(0.24)	(0.26)	–	(0.26)
Class F
5/31/2023(c)	8.76	0.18	– (f)	0.18	(0.19)	–	(0.19)
11/30/2022	10.54	0.24	(1.66)	(1.42)	(0.30)	(0.06)	(0.36)
11/30/2021	10.91	0.20	(0.12)	0.08	(0.22)	(0.23)	(0.45)
11/30/2020	10.48	0.24	0.47	0.71	(0.28)	–	(0.28)
11/30/2019	9.86	0.29	0.65	0.94	(0.32)	–	(0.32)
11/30/2018	10.36	0.29	(0.46)	(0.17)	(0.33)	–	(0.33)
Class F3
5/31/2023(c)	8.77	0.19	– (f)	0.19	(0.20)	–	(0.20)
11/30/2022	10.54	0.28	(1.68)	(1.40)	(0.31)	(0.06)	(0.37)
11/30/2021	10.91	0.22	(0.11)	0.11	(0.25)	(0.23)	(0.48)
11/30/2020	10.49	0.27	0.45	0.72	(0.30)	–	(0.30)
11/30/2019	9.87	0.31	0.65	0.96	(0.34)	–	(0.34)
11/30/2018	10.36	0.31	(0.44)	(0.13)	(0.36)	–	(0.36)
Class I
5/31/2023(c)	8.78	0.19	– (f)	0.19	(0.20)	–	(0.20)
11/30/2022	10.56	0.28	(1.69)	(1.41)	(0.31)	(0.06)	(0.37)
11/30/2021	10.93	0.22	(0.12)	0.10	(0.24)	(0.23)	(0.47)
11/30/2020	10.50	0.26	0.46	0.72	(0.29)	–	(0.29)
11/30/2019	9.88	0.30	0.65	0.95	(0.33)	–	(0.33)
11/30/2018	10.38	0.30	(0.45)	(0.15)	(0.35)	–	(0.35)
Class P
5/31/2023(c)	8.81	0.16	0.01	0.17	(0.18)	–	(0.18)
11/30/2022	10.59	0.22	(1.68)	(1.46)	(0.26)	(0.06)	(0.32)
11/30/2021	10.96	0.16	(0.11)	0.05	(0.19)	(0.23)	(0.42)
11/30/2020	10.53	0.21	0.46	0.67	(0.24)	–	(0.24)
11/30/2019	9.91	0.25	0.65	0.90	(0.28)	–	(0.28)
11/30/2018	10.41	0.25	(0.45)	(0.20)	(0.30)	–	(0.30)

390	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$ 8.75	2.04 (d)	0.66	(e)	0.66	(e)	3.96	(e)	$970,370	226	(d)
8.76	(13.78)	0.65		0.65		2.60		973,820	461
10.54	0.68	0.64		0.64		1.79		1,300,031	393
10.91	6.63	0.66		0.66		2.19		1,416,776	538
10.49	9.62	0.68		0.68		2.68		1,275,715	736
9.86	(1.71)	0.68		0.72		2.74		1,150,292	643

8.75	1.85 (d)	1.27	(e)	1.27	(e)	3.35	(e)	30,742	226	(d)
8.76	(14.32)	1.27		1.27		1.95		34,393	461
10.53	0.04	1.28		1.28		1.16		59,759	393
10.90	5.98	1.29		1.29		1.59		85,200	538
10.48	8.95	1.30		1.30		2.08		118,447	736
9.85	(2.32)	1.30		1.35		2.10		123,735	643

8.75	2.09 (d)	0.56	(e)	0.56	(e)	4.03	(e)	88,683	226	(d)
8.76	(13.69)	0.55		0.55		2.45		234,058	461
10.54	0.78	0.54		0.54		1.88		1,059,760	393
10.91	6.84	0.56		0.56		2.29		1,013,091	538
10.48	9.62	0.58		0.58		2.78		960,498	736
9.86	(1.61)	0.58		0.62		2.83		822,274	643

8.76	2.20 (d)	0.36	(e)	0.36	(e)	4.27	(e)	758,125	226	(d)
8.77	(13.42)	0.35		0.35		2.91		707,783	461
10.54	0.97	0.35		0.35		2.07		881,986	393
10.91	6.95	0.36		0.36		2.49		774,625	538
10.49	9.83	0.38		0.38		2.98		664,783	736
9.87	(1.31)	0.37		0.40		3.05		632,109	643

8.77	2.16 (d)	0.42	(e)	0.46	(e)	4.21	(e)	1,000,645	226	(d)
8.78	(13.53)	0.41		0.45		3.06		762,733	461
10.56	0.92	0.40		0.44		2.02		433,258	393
10.93	6.98	0.43		0.47		2.44		414,220	538
10.50	9.76	0.44		0.48		2.93		405,218	736
9.88	(1.48)	0.45		0.52		2.97		376,595	643

8.80	2.03 (d)	0.91	(e)	0.91	(e)	3.71	(e)	511	226	(d)
8.81	(14.01)	0.90		0.90		2.33		515	461
10.59	0.43	0.89		0.89		1.53		710	393
10.96	6.45	0.91		0.91		1.94		659	538
10.53	9.21	0.93		0.93		2.45		528	736
9.91	(1.93)	0.93		0.97		2.49		555	643

See Notes to Financial Statements.	391

Financial Highlights (unaudited)(continued)

TOTAL RETURN FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
5/31/2023(c)	$ 8.76	$0.16	$ – (f)	$ 0.16	$(0.17)	$ –	$(0.17)
11/30/2022	10.54	0.21	(1.68)	(1.47)	(0.25)	(0.06)	(0.31)
11/30/2021	10.90	0.15	(0.11)	0.04	(0.17)	(0.23)	(0.40)
11/30/2020	10.48	0.19	0.45	0.64	(0.22)	–	(0.22)
11/30/2019	9.86	0.24	0.65	0.89	(0.27)	–	(0.27)
11/30/2018	10.36	0.23	(0.45)	(0.22)	(0.28)	–	(0.28)
Class R3
5/31/2023(c)	8.76	0.16	0.01	0.17	(0.18)	–	(0.18)
11/30/2022	10.54	0.22	(1.68)	(1.46)	(0.26)	(0.06)	(0.32)
11/30/2021	10.90	0.16	(0.11)	0.05	(0.18)	(0.23)	(0.41)
11/30/2020	10.48	0.20	0.45	0.65	(0.23)	–	(0.23)
11/30/2019	9.86	0.25	0.65	0.90	(0.28)	–	(0.28)
11/30/2018	10.36	0.24	(0.45)	(0.21)	(0.29)	–	(0.29)
Class R4
5/31/2023(c)	8.76	0.17	0.01	0.18	(0.19)	–	(0.19)
11/30/2022	10.54	0.24	(1.68)	(1.44)	(0.28)	(0.06)	(0.34)
11/30/2021	10.91	0.18	(0.11)	0.07	(0.21)	(0.23)	(0.44)
11/30/2020	10.49	0.23	0.45	0.68	(0.26)	–	(0.26)
11/30/2019	9.86	0.27	0.66	0.93	(0.30)	–	(0.30)
11/30/2018	10.36	0.27	(0.45)	(0.18)	(0.32)	–	(0.32)
Class R5
5/31/2023(c)	8.76	0.18	0.02	0.20	(0.20)	–	(0.20)
11/30/2022	10.54	0.26	(1.68)	(1.42)	(0.30)	(0.06)	(0.36)
11/30/2021	10.91	0.21	(0.11)	0.10	(0.24)	(0.23)	(0.47)
11/30/2020	10.49	0.26	0.45	0.71	(0.29)	–	(0.29)
11/30/2019	9.86	0.30	0.66	0.96	(0.33)	–	(0.33)
11/30/2018	10.36	0.30	(0.46)	(0.16)	(0.34)	–	(0.34)
Class R6
5/31/2023(c)	8.77	0.19	– (f)	0.19	(0.20)	–	(0.20)
11/30/2022	10.55	0.28	(1.69)	(1.41)	(0.31)	(0.06)	(0.37)
11/30/2021	10.92	0.22	(0.11)	0.11	(0.25)	(0.23)	(0.48)
11/30/2020	10.49	0.27	0.46	0.73	(0.30)	–	(0.30)
11/30/2019	9.87	0.31	0.65	0.96	(0.34)	–	(0.34)
11/30/2018	10.37	0.31	(0.45)	(0.14)	(0.36)	–	(0.36)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Amount less than $0.01.

392	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$ 8.75	1.84 (d)	1.06	(e)	1.06	(e)	3.57	(e)	$ 1,236	226	(d)
8.76	(14.12)	1.05		1.05		2.18		1,199	461
10.54	0.37	1.04		1.04		1.39		1,768	393
10.90	6.21	1.06		1.06		1.81		2,579	538
10.48	9.08	1.08		1.08		2.31		3,501	736
9.86	(2.10)	1.08		1.13		2.31		4,898	643

8.75	1.89 (d)	0.96	(e)	0.96	(e)	3.67	(e)	27,888	226	(d)
8.76	(14.03)	0.95		0.95		2.30		27,760	461
10.54	0.47	0.95		0.95		1.50		37,846	393
10.90	6.32	0.96		0.96		1.90		85,403	538
10.48	9.19	0.98		0.98		2.40		93,652	736
9.86	(2.00)	0.98		1.02		2.43		107,380	643

8.75	2.02 (d)	0.71	(e)	0.71	(e)	3.92	(e)	30,394	226	(d)
8.76	(13.82)	0.70		0.70		2.54		30,002	461
10.54	0.63	0.69		0.69		1.74		44,058	393
10.91	6.58	0.71		0.71		2.16		58,811	538
10.49	9.56	0.73		0.73		2.64		66,840	736
9.86	(1.76)	0.73		0.77		2.70		63,160	643

8.76	2.26 (d)	0.46	(e)	0.46	(e)	4.16	(e)	19,945	226	(d)
8.76	(13.61)	0.45		0.45		2.74		22,290	461
10.54	0.88	0.44		0.44		1.99		78,822	393
10.91	6.85	0.46		0.46		2.40		110,056	538
10.49	9.84	0.49		0.49		2.88		127,807	736
9.86	(1.51)	0.48		0.52		2.94		85,701	643

8.76	2.19 (d)	0.36	(e)	0.36	(e)	4.27	(e)	191,972	226	(d)
8.77	(13.50)	0.35		0.35		2.90		183,807	461
10.55	0.97	0.35		0.35		2.08		252,862	393
10.92	7.05	0.36		0.36		2.51		295,096	538
10.49	9.84	0.38		0.38		2.97		364,578	736
9.87	(1.40)	0.37		0.40		3.07		220,216	643

See Notes to Financial Statements.	393

Financial Highlights (unaudited)(continued)

ULTRA SHORT BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net asset value, end of period	Total return(b) (%)
Class A
5/31/2023(c)	$ 9.80	$0.18	$ 0.07	$ 0.25	$(0.18)	$ 9.87	2.62 (d)
11/30/2022	10.00	0.12	(0.18)	(0.06)	(0.14)	9.80	(0.62)
11/30/2021	10.04	0.03	(0.03)	– (f)	(0.04)	10.00	(0.03)
11/30/2020	10.03	0.11	0.01 (g)	0.12	(0.11)	10.04	1.25
11/30/2019	10.00	0.24	0.03	0.27	(0.24)	10.03	2.87
11/30/2018	10.01	0.21	(0.02)	0.19	(0.20)	10.00	1.84
Class A1
5/31/2023(c)	9.80	0.18	0.07	0.25	(0.18)	9.87	2.67 (d)
11/30/2022	10.00	0.09	(0.16)	(0.07)	(0.13)	9.80	(0.72)
11/30/2021	10.04	0.02	(0.03)	(0.01)	(0.03)	10.00	(0.13)
11/30/2020	10.03	0.07	0.04 (g)	0.11	(0.10)	10.04	1.15
7/31/2019 to 11/30/2019(h)	10.02	0.05	0.03	0.08	(0.07)	10.03	0.79 (d)
Class F
5/31/2023(c)	9.80	0.18	0.08	0.26	(0.19)	9.87	2.64 (d)
11/30/2022	10.00	0.10	(0.16)	(0.06)	(0.14)	9.80	(0.57)
11/30/2021	10.04	0.04	(0.04)	– (f)	(0.04)	10.00	0.02
11/30/2020	10.03	0.11	0.02 (g)	0.13	(0.12)	10.04	1.30
11/30/2019	10.00	0.25	0.03	0.28	(0.25)	10.03	2.82
11/30/2018	10.01	0.22	(0.02)	0.20	(0.21)	10.00	1.98
Class F3
5/31/2023(c)	9.80	0.20	0.07	0.27	(0.20)	9.87	2.72 (d)
11/30/2022	10.00	0.15	(0.19)	(0.04)	(0.16)	9.80	(0.43)
11/30/2021	10.04	0.05	(0.03)	0.02	(0.06)	10.00	0.16
11/30/2020	10.03	0.11	0.03 (g)	0.14	(0.13)	10.04	1.45
11/30/2019	10.00	0.26	0.03	0.29	(0.26)	10.03	2.97
11/30/2018	10.01	0.23	(0.02)	0.21	(0.22)	10.00	2.13
Class I
5/31/2023(c)	9.80	0.19	0.07	0.26	(0.19)	9.87	2.69 (d)
11/30/2022	10.00	0.18	(0.23)	(0.05)	(0.15)	9.80	(0.47)
11/30/2021	10.04	0.05	(0.04)	0.01	(0.05)	10.00	0.12
11/30/2020	10.03	0.13	0.01 (g)	0.14	(0.13)	10.04	1.40
11/30/2019	9.99	0.26	0.04	0.30	(0.26)	10.03	3.03
11/30/2018	10.01	0.23	(0.03)	0.20	(0.22)	9.99	1.99
Class R5
5/31/2023(c)	9.80	0.19	0.07	0.26	(0.19)	9.87	2.70 (d)
11/30/2022	10.00	0.10	(0.15)	(0.05)	(0.15)	9.80	(0.47)
11/30/2021	10.04	0.05	(0.04)	0.01	(0.05)	10.00	0.12
11/30/2020	10.03	0.13	0.01 (g)	0.14	(0.13)	10.04	1.41
11/30/2019	10.00	0.26	0.03	0.29	(0.26)	10.03	2.94
11/30/2018	10.01	0.23	(0.02)	0.21	(0.22)	10.00	2.11

394	See Notes to Financial Statements.

Ratios to Average Net Assets:						Supplemental Data:
Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

0.44	(e)	0.44	(e)	3.75	(e)	$4,090,148	24	(d)
0.43		0.44		1.18		5,193,143	48
0.43		0.43		0.34		10,038,159	72
0.42		0.45		1.14		12,300,460	93
0.41		0.48		2.39		11,938,003	46
0.40		0.49		2.11		6,688,131	23

0.54	(e)	0.54	(e)	3.66	(e)	3,311	24	(d)
0.54		0.54		0.95		3,869	48
0.53		0.53		0.24		13,240	72
0.52		0.54		0.74		19,403	93
0.48	(e)	0.55	(e)	1.56	(e)	2,860	46

0.39	(e)	0.39	(e)	3.68	(e)	470,185	24	(d)
0.39		0.39		1.03		1,280,935	48
0.38		0.38		0.38		5,349,686	72
0.37		0.40		1.15		7,109,132	93
0.36		0.43		2.47		6,539,665	46
0.35		0.44		2.18		4,603,442	23

0.24	(e)	0.24	(e)	3.97	(e)	714,392	24	(d)
0.24		0.24		1.52		759,273	48
0.24		0.24		0.53		519,235	72
0.25		0.26		1.13		804,537	93
0.22		0.29		2.62		282,582	46
0.22		0.30		2.27		271,727	23

0.29	(e)	0.29	(e)	3.93	(e)	4,100,735	24	(d)
0.28		0.28		1.80		3,872,022	48
0.28		0.28		0.49		1,285,378	72
0.27		0.30		1.35		1,258,215	93
0.26		0.33		2.56		1,803,798	46
0.25		0.35		2.32		1,291,802	23

0.29	(e)	0.29	(e)	3.94	(e)	176	24	(d)
0.28		0.29		1.05		131	48
0.28		0.28		0.49		592	72
0.27		0.30		1.31		784	93
0.26		0.33		2.63		1,369	46
0.25		0.35		2.29		1,716	23

See Notes to Financial Statements.	395

Financial Highlights (unaudited)(concluded)

ULTRA SHORT BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net asset value, end of period	Total return(b) (%)
Class R6
5/31/2023(c)	$ 9.80	$0.19	$ 0.08	$ 0.27	$(0.20)	$ 9.87	2.72	(d)
11/30/2022	10.00	0.15	(0.19)	(0.04)	(0.16)	9.80	(0.43)
11/30/2021	10.04	0.05	(0.03)	0.02	(0.06)	10.00	0.16
11/30/2020	10.03	0.12	0.02 (g)	0.14	(0.13)	10.04	1.45
11/30/2019	10.00	0.26	0.03	0.29	(0.26)	10.03	2.96
11/30/2018	10.01	0.24	(0.03)	0.21	(0.22)	10.00	2.13

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and A1 does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Amount less than $0.01.
(g)	Realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statement of Operations for the year ended November 30, 2020, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.
(h)	Commenced on July 31, 2019.

396	See Notes to Financial Statements.

Ratios to Average Net Assets:						Supplemental Data:

Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

0.24	(e)	0.24	(e)	3.96	(e)	$62,122	24	(d)
0.24		0.24		1.52		68,773	48
0.24		0.24		0.54		86,964	72
0.25		0.26		1.17		65,008	93
0.22		0.29		2.55		11,572	46
0.23		0.30		2.35		7,075	23

See Notes to Financial Statements.	397

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993.

The Trust currently consists of fourteen funds as of May 31, 2023. This report covers the following twelve funds (separately, a “Fund” and collectively, the “Funds”) and their respective active share classes at May 31, 2023:

Funds	Classes
Lord Abbett Convertible Fund (“Convertible Fund”)	A, C, F, F3, I, P, R2, R3, R4, R5, and R6
Lord Abbett Core Fixed Income Fund (“Core Fixed Income Fund”)	A, C, F, F3 I, R2, R3, R4, R5, and R6
Lord Abbett Core Plus Bond Fund (“Core Plus Bond Fund”)	A, C, F, F3, I, R3, R4, R5, and R6
Lord Abbett Corporate Bond Fund (“Corporate Bond Fund”)	A, C, F, F3, I, R2, R3, R4, R5, and R6
Lord Abbett Floating Rate Fund (“Floating Rate Fund”)	A, C, F, F3, I, R2, R3, R4, R5, and R6
Lord Abbett High Yield Fund (“High Yield Fund”)	A, C, F, F3, I, R2, R3, R4, R5, and R6
Lord Abbett Income Fund (“Income Fund”)	A, C, F, F3, I, R2, R3, R4, R5, and R6
Lord Abbett Inflation Focused Fund (“Inflation Focused Fund”)	A, C, F, F3, I, R2, R3, R4, R5, and R6
Lord Abbett Short Duration Core Bond Fund (“Short Duration Core Bond Fund”)	A, C, F, F3, I, R3, R4, R5, and R6
Lord Abbett Short Duration Income Fund (“Short Duration Income Fund”)	A, C, F, F3, I, R2, R3, R4, R5, and R6
Lord Abbett Total Return Fund (“Total Return Fund”)	A, C, F, F3, I, P, R2, R3, R4, R5, and R6
Lord Abbett Ultra Short Bond Fund (“Ultra Short Bond Fund”)	A, A1, F, F3, I, R5, and R6

The Funds’ Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Funds’ prospectus.

Convertible Fund’s investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return. Corporate Bond Fund’s investment objective is to seek current income. Each of Core Fixed Income Fund’s, Core Plus Bond Fund’s and Total Return Fund’s investment objective is to seek income and capital appreciation to produce a high total return. Floating Rate Fund’s investment objective is to seek a high level of current income. High Yield Fund’s investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return. Each of Income Fund’s and Short Duration Income Fund’s investment objective is to seek a high level of income consistent with preservation of capital. Inflation Focused Fund’s primary investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle. As a secondary objective, the Fund seeks current income. Each of Short Duration Core Bond Fund’s and Ultra Short Bond Fund’s investment objective is to seek current income consistent with the preservation of capital.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A and A1 shares. There is no front-end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class A1 shares purchased without a sales charge and redeemed before the first day of the month in which the eighteenth month anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a

Notes to Financial Statements (continued)

business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Funds or financial intermediary through which a shareholder purchased Class C shares has records verifying that the C shares have been held at least eight years.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. These Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Board has approved the use of an independent fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps, options and options on swaps (“swaptions”) are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may

Notes to Financial Statements (continued)

use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day.Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years ended November 30, 2019 through November 30, 2022. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon each Fund’s jurisdiction.

(e)	Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 and R6 bear only their class-specific shareholder servicing expenses. Class A, A1, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions in each Fund’s Statement of Operations. The Funds do not isolate that portion of the results of

Notes to Financial Statements (continued)

operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

Each Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–Each Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts in each Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the forward foreign currency in U.S. dollars upon closing of such contracts is included, if applicable, in Net realized gain (loss) on forward foreign currency exchange contracts in each Fund’s Statement of Operations.

(h)	Futures Contracts–Each Fund may purchase and sell futures contracts to manage cash, to adjust exposure to the direction of interest rates or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(j)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and

Notes to Financial Statements (continued)

reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(k)	TBA Sale Commitments–Each Fund may enter into TBA sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation” above. The contract is adjusted to market value daily and the change in market value is recorded by each Fund as unrealized appreciation (depreciation). If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, each Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

(l)	Mortgage Dollar Rolls–Each Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(m)	Commercial Paper–Each Fund may purchase commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

(n)	Reverse Repurchase Agreements–Each Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund). Engaging in reverse repurchase agreements also may involve the use of leverage, in that a Fund may reinvest the cash it receives in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities to be repurchased by the Fund may decline below the repurchase price.

For the period ended May 31, 2023, the Funds did not invest in reverse repurchase agreements.

(o)	Floating Rate Loans–Each Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. Each Fund records an

Notes to Financial Statements (continued)

investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statements of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments, if any, on the Statements of Assets and Liabilities represents mark to market of the unfunded portion of each Fund’s floating rate notes.

As of May 31, 2023, the following Fund had unfunded loan commitments:

Floating Rate Fund

Borrower	Principal Amount	Market Value	Cost	Unrealized Appreciation/ Depreciation
ABG Intermediate Holdings 2 LLC 2023 Delayed Draw Term Loan	$1,351,308	$1,324,559	$1,351,308	$(26,749)
Athenahealth Group, Inc. 2022 Delayed Draw Term Loan	3,972,647	3,754,151	3,916,999	(162,848)
Dermatology Intermediate Holdings III, Inc 2022 Delayed Draw Term Loan	47,657	46,465	47,150	(685)
Tank Holding Corp. 2023 Incremental Delayed Draw Term Loan	2,609,502	2,537,741	2,531,482	6,259
	$7,981,114	$7,662,916	$7,846,939	$(184,023)

(p)	Inflation-Linked Derivatives–Each Fund may invest in inflation-linked derivatives, such as Consumer Price Index Swap Contract Agreements (“CPI swap contracts”). A CPI swap contract is a contract in which one party agrees to pay a fixed rate in exchange for a variable rate, which is the rate of change in the CPI during the life of the contract. Payments are based on a notional amount of principal. The Fund will normally enter into CPI swap contracts on a zero coupon basis, meaning that the floating rate will be based on the cumulative CPI during the life of the contract, and the fixed rate will compound until the swap contract’s maturity date, at which point the payments are netted. The swap contracts are valued daily and any unrealized gain (loss) is included in the Net change in unrealized appreciation/depreciation on swap contracts in the Fund’s Statement of Operations. A liquidation payment received or made at the termination or maturity of the swap contract is recorded in realized gain (loss) and

Notes to Financial Statements (continued)

is included in Net realized gain (loss) on swap contracts in the Fund’s Statement of Operations. Daily changes in valuation of centrally cleared CPI swap contracts, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. For the centrally cleared CPI swap contracts, there was minimal counterparty risk to the Fund, since such CPI swap contracts entered into were traded through a central clearinghouse, which guarantees against default.

(q)	Credit Default Swap Contracts–Each Fund may enter into credit default swap contracts in order to hedge credit risk or for speculation purposes. As a seller of a credit default swap contract (“seller of protection”), a Fund is required to pay the notional amount or other agreed- upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), a Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund makes periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swap contracts may have as a reference obligation corporate or sovereign issuers or credit indexes. These credit indexes are comprised of a basket of securities representing a particular sector of the market.

Credit default swap contracts are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap contract sold by a Fund, payment of the agreed-upon amount made by a Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap contract purchased by a Fund, the agreed-upon amount received by a Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by a Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap contract and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap contract agreement. The value and credit rating of each credit default swap contract where a Fund is the seller of protection, are both measures of the current payment/performance risk of the swap contract. As the value of the swap contract changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap contract agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap contract agreements entered into by a Fund for the same referenced entity or entities.

Entering into credit default swap contracts involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the

Notes to Financial Statements (continued)

agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap contract is based. For the centrally cleared credit default swap contracts, there was minimal counterparty risk to the Funds, since such credit default swap contracts entered into were traded through a central clearinghouse, which guarantees against default.

(r)	Interest Rate Swap Contracts–Each Fund may enter into interest rate swap contract agreements. Pursuant to interest rate swap contract agreements, a Fund either makes floating-rate payments to the counterparty (or Central counterparty clearing house (“CCP”) in the case of centrally cleared swap contracts) based on a benchmark interest rate in exchange for fixed-rate payments or a Fund makes fixed-rate payments to the counterparty or CCP in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swap contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap contract is determined by changes in the relationship between two rates of interest. A Fund is exposed to credit loss in the event of non-performance by the swap contract counterparty. In the case of centrally cleared swap contracts, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

(s)	Total Return Swap Contracts–Each Fund may enter into total return swap contract agreements to obtain exposure to a security or market without owning such security or investing directly in that market. Each Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap contract. If the value of the asset underlying a total return swap contract declines over the term of the swap contract, each Fund also may be required to pay an amount equal to that decline in value to their counterparty.

(t)	Options–Each Fund may purchase and write exchange- listed and over-the-counter put or call options on securities, stock indices, currencies and other financial instruments for hedging purposes, to enhance portfolio returns and reduce overall volatility. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability in the Statements of Assets and Liabilities. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts. Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized

Notes to Financial Statements (continued)

losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. Realized and Change in Unrealized gains and losses on purchased options are included in realized and change in unrealized gains and losses on investments.

(u)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments as of May 31, 2023 and, if applicable, Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

Notes to Financial Statements (continued)

The management fee is based on each Fund’s average daily net assets at the following annual rates:

Convertible Fund		Core Fixed Income Fund
First $1 billion	.70%	First $1 billion	.24%
Next $1 billion	.60%	Next $1 billion	.21%
Over $2 billion	.57%	Over $2 billion	.20%

Core Plus Bond Fund		Corporate Bond Fund
First $4 billion	.28%	First $2 billion	.40%
Next $11 billion	.26%	Over $2 billion	.35%
Over $15 billion	.25%

Floating Rate Fund		High Yield Fund
First $1 billion	.50%	First $1 billion	.60%
Over $1 billion	.45%	Next $1 billion	.55%
		Over $2 billion	.50%

Income Fund		Inflation Focused Fund
First $3 billion	.38%	First $2 billion	.30%
Next $7 billion	.35%	Next $3 billion	.28%
Over $10 billion	.34%	Over $5 billion	.26%

Short Duration Core Bond Fund		Short Duration Income Fund
First $1 billion	.30%	First $1 billion	.35%
Next $1 billion	.25%	Next $1 billion	.30%
Over $2 billion	.20%	Over $2 billion	.25%

Total Return Fund		Ultra Short Bond Fund	.17%
First $4 billion	.28%
Next $11 billion	.26%
Over $15 billion	.25%

For the six months ended May 31, 2023, the effective management fee, net of any applicable waivers, was at the following annualized rate of each Fund’s average daily net assets:

Net Effective Management Fee
Convertible Fund	.70%
Core Fixed Income Fund	.22%
Core Plus Bond Fund	.28%
Corporate Bond Fund	.00%
Floating Rate Fund	.46%
High Yield Fund	.53%
Income Fund	.38%
Inflation Focused Fund	.30%
Short Duration Core Bond Fund	.16%
Short Duration Income Fund	.25%
Total Return Fund	.28%
Ultra Short Bond Fund	.17%

Notes to Financial Statements (continued)

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived the following administration fees during the six months ended May 31, 2023:

Fund	Fund Administration Fee
Convertible Fund	$9,734
Core Fixed Income Fund	23,162
Core Plus Bond Fund	13,272
Corporate Bond Fund	2,976
Floating Rate Fund	58,516
High Yield Fund	60,468
Income Fund	19,887
Inflation Focused Fund	32,392
Short Duration Core Bond Fund	8,711
Short Duration Income Fund	273,268
Total Return Fund	29,192
Ultra Short Bond Fund	61,126

For the six months ended May 31, 2023 and continuing through March 31, 2024, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses for each class, excluding certain of the Funds’ expenses, to the following annual rates:

	Effective April 1, 2023		Prior to April 1, 2023
	Classes		Classes
Fund	A,C,F,I,R2,R3, R4 and R5	F3 and R6	A,C,F,I,R2,R3, R4 and R5	F3 and R6
Core Plus Bond Fund	.48%	.40%	.48%	.39%
Corporate Bond Fund	.48%	.38%	.48%	.44%
Short Duration Core Bond Fund	.40%	.30%	.40%	.33%

For the six months ended May 31, 2023 and continuing through March 31, 2024, Lord Abbett has contractually agreed to waive Core Fixed Income Fund’s and Total Return Fund’s Class I shareholder servicing expenses at an annual rate of .04% of each Fund’s average daily net assets.

All contractual management fee waivers and expense reimbursement agreements between the Funds and Lord Abbett may be terminated only on approval of the Board.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, A1, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The distribution and service fees are accrued daily and payable monthly. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A		Class A1		Class C(1)	Class F(2)	Class P	Class R2	Class R3	Class R4
Service	0.15%		0.25%	(4)	0.25%	–	0.25%	0.25%	0.25%	0.25%
Distribution	0.05%	(3)	–		0.75%	0.10%	0.20%	0.35%	0.25%	–

*	The Funds may designate a portion of the aggregate fee to service activities for the purposes of calculating Financial Industry Regulatory Authority, Inc. sales charge limitation.
(1)	The 12b-1 fee each Fund pays on Class C shares is a blended rate based on 1.00% of each Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.25% service, .55% distribution) of each Fund’s average daily net assets attributable to Class C shares for one year or more. All Class C shareholders of a Fund will bear 12b-1 fees at the same rate.
(2)	The Class F share Rule 12b-1 fees may be designated as a service fee in limited circumstances as described in the Funds’ prospectus.
(3)	Distribution fees not applicable to Ultra Short Bond Fund.
(4)	Class A1 is only for Ultra Short Bond Fund.

Notes to Financial Statements (continued)

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended May 31, 2023:

	Distributor Commissions	Dealers’ Concessions
Convertible Fund	$2,829	$20,511
Core Fixed Income Fund	37,896	411,242
Core Plus Bond Fund	14,462	134,558
Corporate Bond Fund	419	2,579
Floating Rate Fund	24,474	255,182
High Yield Fund	20,387	146,675
Income Fund	43,288	404,597
Inflation Focused Fund	2,428	13,921
Short Duration Core Bond Fund	5,913	57,890
Short Duration Income Fund	169,923	1,781,401
Total Return Fund	31,006	232,001
Ultra Short Bond Fund	–	1,025

Distributor received the following amount of CDSCs for the six months ended May 31, 2023:

	Class A	Class C
Convertible Fund	$8	$1,121
Core Fixed Income Fund	8,425	2,912
Core Plus Bond Fund	1,567	1,235
Corporate Bond Fund	–	–
Floating Rate Fund	137,662	23,127
High Yield Fund	4,602	7,332
Income Fund	13,022	831
Inflation Focused Fund	115,923	6,394
Short Duration Core Bond Fund	–	–
Short Duration Income Fund	170,603	55,010
Total Return Fund	3,095	307
Ultra Short Bond Fund	1,147	–

Other Related Parties

As of May 31, 2023, the percentages of Convertible Fund’s, Core Fixed Income Fund’s, High Yield Fund’s, Income Fund’s, Inflation Focused Fund’s, Short Duration Income Fund’s and Ultra Short Bond Fund’s outstanding shares owned by each Fund that invests principally in affiliated mutual funds managed by Lord Abbett (“Fund of Funds”) were as follows:

Fund of Funds	Convertible Fund	Core Fixed Income Fund	High Yield Fund	Income Fund	Inflation Focused Fund	Short Duration Income Fund	Ultra Short Bond
Lord Abbett Multi-Asset Balanced Opportunity	3.04%	12.18%	2.94%	1.32%	4.50%	0.04%	1.83%
Lord Abbett Multi-Asset Income Fund	0.41%	10.99%	1.84%	0.60%	3.10%	0.02%	0.92%

One Trustee and certain of the Trust’s officers have an interest in Lord Abbett.

Notes to Financial Statements (continued)

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly for Core Fixed Income Fund, Core Plus Bond Fund, Corporate Bond Fund, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, Short Duration Core Bond Fund, Short Duration Income Fund, Total Return Fund and Ultra Short Bond Fund and declared and paid quarterly for Convertible Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended May 31, 2023 and fiscal year ended November 30, 2022 was as follows:

		Convertible Fund	Core Fixed Income Fund
	Six Months Ended 05/31/2023 (unaudited)	Year Ended 11/30/2022	Six Months Ended 05/31/2023 (unaudited)	Year Ended 11/30/2022
Distributions paid from:
Ordinary income	$15,622,732	$114,268,357	$51,658,388	$54,463,362
Net long-term capital gains	–	131,835,772	–	7,484,048
Total distributions paid	$15,622,732	$246,104,129	$51,658,388	$61,947,410

		Core Plus Bond Fund		Corporate Bond Fund
	Six Months Ended 05/31/2023 (unaudited)	Year Ended 11/30/2022	Six Months Ended 05/31/2023 (unaudited)	Year Ended 11/30/2022
Distributions paid from:
Ordinary income	$25,116,115	$16,665,257	$147,046	$250,609
Net long-term capital gains	–	84,595	–	175,812
Total distributions paid	$25,116,115	$16,749,852	$147,046	$426,421

		Floating Rate Fund		High Yield Fund
	Six Months Ended 05/31/2023 (unaudited)	Year Ended 11/30/2022	Six Months Ended 05/31/2023 (unaudited)	Year Ended 11/30/2022
Distributions paid from:
Ordinary income	$226,717,528	$351,397,149	$141,506,057	$326,682,368
Net long-term capital gains	–	–	–	–
Tax return of capital	–	–	–	11,819,896
Total distributions paid	$226,717,528	$351,397,149	$141,506,057	$338,502,264

Notes to Financial Statements (continued)

		Income Fund	Inflation Focused Fund
	Six Months Ended 05/31/2023 (unaudited)	Year Ended 11/30/2022	Six Months Ended 05/31/2023 (unaudited)	Year Ended 11/30/2022
Distributions paid from:
Ordinary income	$65,784,498	$109,569,895	$46,055,211	$112,587,665
Net long-term capital gains	–	50,225,909	–	–
Total distributions paid	$65,784,498	$159,795,804	$46,055,211	$112,587,665

	Short Duration Core Bond Fund		Short Duration Income Fund
	Six Months Ended 05/31/2023 (unaudited)	Year Ended 11/30/2022	Six Months Ended 05/31/2023 (unaudited)	Year Ended 11/30/2022
Distributions paid from:
Ordinary income	$7,639,883	$6,615,359	$1,068,079,979	$1,734,371,253
Net long-term capital gains	–	–	–	–
Total distributions paid	$7,639,883	$6,615,359	$1,068,079,979	$1,734,371,253

		Total Return Fund	Ultra Short Bond Fund
	Six Months Ended 05/31/2023 (unaudited)	Year Ended 11/30/2022	Six Months Ended 05/31/2023 (unaudited)	Year Ended 11/30/2022
Distributions paid from:
Ordinary income	$67,872,179	$108,256,354	$194,790,564	$191,847,829
Net long-term capital gains	–	24,256,431	–	–
Total distributions paid	$67,872,179	$132,512,785	$194,790,564	$191,847,829

As of May 31, 2023, the following funds had capital losses, which will carry forward indefinitely:

Indefinite
Convertible Fund	$201,385,694
Core Fixed Income Fund	226,822,149
Core Plus Bond Fund	49,540,218
Corporate Bond Fund	653,174
Floating Rate Fund	1,751,021,834
High Yield Fund	481,086,791
Income Fund	298,180,953
Inflation Focused Fund	401,850,697
Short Duration Core Bond Fund	10,639,393
Short Duration Income Fund	4,923,003,112
Total Return Fund	427,117,640
Ultra Short Bond Fund	135,863,175

Notes to Financial Statements (continued)

As of May 31, 2023, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

	Convertible Fund	Core Fixed Income Fund
Tax cost	$708,171,244	$3,293,218,517
Gross unrealized gain	23,661,056	10,664,305
Gross unrealized loss	(37,185,780)	(89,857,576)
Net unrealized security gain/(loss)	$(13,524,724)	$(79,193,271)

	Core Plus Bond Fund	Corporate Bond Fund
Tax cost	$1,525,467,528	$7,397,713
Gross unrealized gain	6,643,116	31,653
Gross unrealized loss	(30,381,439)	(608,256)
Net unrealized security gain/(loss)	$(23,738,323)	$(576,603)

	Floating Rate Fund	High Yield Fund
Tax cost	$5,284,687,805	$4,487,300,866
Gross unrealized gain	42,105,453	37,082,658
Gross unrealized loss	(198,166,267)	(358,009,139)
Net unrealized security gain/(loss)	$(156,060,814)	$(320,926,481)

	Income Fund	Inflation Focused Fund
Tax cost	$3,105,749,249	$1,751,774,385
Gross unrealized gain	17,200,219	42,827,239
Gross unrealized loss	(192,921,134)	(100,318,616)
Net unrealized security gain/(loss)	$(175,720,915)	$(57,491,377)

	Short Duration Core Bond Fund	Short Duration Income Fund
Tax cost	$375,111,533	$50,270,917,099
Gross unrealized gain	592,444	54,709,679
Gross unrealized loss	(7,762,775)	(3,464,476,892)
Net unrealized security gain/(loss)	$(7,170,331)	$(3,409,767,213)

	Total Return Fund	Ultra Short Bond Fund
Tax cost	$3,722,248,081	$9,666,150,729
Gross unrealized gain	15,265,881	4,464,045
Gross unrealized loss	(174,203,519)	(110,993,100)
Net unrealized security gain/(loss)	$(158,937,638)	$(106,529,055)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities, certain distributions, amortization of premium, other financial instruments and wash sales.

Notes to Financial Statements (continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2023 were as follows:

	U.S. Government Purchases	Non-U.S. Government Purchases	U.S. Government Sales	Non-U.S. Government Sales
Convertible Fund	$-	$427,096,508	$-	$669,119,319
Core Fixed Income Fund	7,040,582,404	1,021,029,511	6,887,125,383	599,786,087
Core Plus Bond Fund	2,857,275,022	789,540,606	2,736,652,678	281,077,926
Corporate Bond Fund	2,850,867	2,926,618	2,997,661	2,646,533
Floating Rate Fund	-	1,995,558,456	-	3,333,428,198
High Yield Fund	-	1,770,277,217	-	2,152,304,774
Income Fund	551,421,915	1,338,914,392	761,337,359	880,132,699
Inflation Focused Fund	44,648,088	156,295,967	43,160,874	922,588,202
Short Duration Core Bond Fund	108,947,480	172,758,219	100,752,435	71,520,477
Short Duration Income Fund	4,862,000,077	9,923,836,980	5,285,420,594	10,728,688,724
Total Return Fund	6,642,826,244	1,018,991,963	6,701,994,023	1,024,983,066
Ultra Short Bond Fund	381,557,964	1,659,729,646	435,890,684	4,015,482,694

Each Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended May 31, 2023, the following Fund engaged in cross-trades:

Fund	Sales	Gain (Loss	)
High Yield Fund	$4,088,600	$(164,006)

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Each Fund except for Corporate Bond Fund, Inflation Focused Fund, Short Duration Core Bond Fund and Ultra Short Bond Fund entered into forward foreign currency exchange contracts for the six months ended May 31, 2023 (as described in Note 2(g)). A forward foreign currency exchange contract reduces each Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts and deposits with brokers for collateral.

Each Fund except for Convertible Fund entered into U.S. Treasury futures contracts for the six months ended May 31, 2023 (as described in Note 2(h)) to economically hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Notes to Financial Statements (continued)

Inflation Focused Fund, Short Duration Core Bond Fund and Short Duration Income Fund entered into CPI swap contracts for the six months ended May 31, 2023 (as described in Note 2(p)) to speculate the rate of inflation in the U.S. economy. The Fund’s use of CPI swap contracts involves the risk that Lord Abbett will not accurately predict expectations of inflation or interest rates, and the Fund’s returns could be reduced as a result. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on CPI swap contracts. For the centrally cleared CPI swap contracts, there is minimal counterparty credit risk to the Fund since these CPI swap contracts are traded through a central clearinghouse. As a counterparty to all centrally cleared CPI swap contracts, the clearinghouse guarantees CPI swap contracts against default.

All Funds except Convertible Fund, Inflation Focused Fund, Short Duration Core Bond Fund and Ultra Short Bond Fund entered into credit default swap contracts for the six months ended May 31, 2023 (as described in Note 2(q)) for investment purposes, to economically hedge credit risk or for speculative purposes. Credit default swap contracts involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap contract’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. Each Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. For the centrally cleared credit default swap contracts, there is minimal counterparty credit risk to the Funds since these credit default swap contracts are traded through a central clearinghouse. As a counterparty to all centrally cleared credit default swap contracts, the clearinghouse guarantees credit default swap contracts against default.

Floating Rate Fund entered into total return swap contracts on indexes for the six months ended May 31, 2023 (as described in note 2(s)) to hedge credit risk. The Fund may enter into total return swap contracts agreements to obtain exposure to a security or market without owning such security or investing directly in that market. The Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap. If the value of the asset underlying a total return swap declines over the term of the swap, the Fund also may be required to pay an amount equal to that decline in value to its counterparty.

All Funds except Convertible Fund, Corporate Bond Fund, and Ultra Short Bond Fund entered into interest rate swap contracts for the six months ended May 31, 2023 (as described in Note 2(r)) in order to enhance returns or hedge against interest rate risk. Interest rate swap contracts are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The interest rate swap contract agreement will normally be entered into on a zero coupon basis, meaning that the floating rate will be based on the cumulative of the variable rate, and the fixed rate will compound until the swap contract’s maturity date, at which point the payments would be netted.

High Yield Fund entered into options on indexes for the six months ended May 31, 2023 (as described in Note 2(t)) to obtain exposure to an issuer (the Reference Entity). The Fund’s use of swaptions and options involves the risk that Lord Abbett will not accurately predict expectations of market value of the Reference Entity, and the Fund’s returns could be reduced as a result. The Fund’s risk of loss from counterparty credit risk is the notional value of the contract.

Notes to Financial Statements (continued)

As of May 31, 2023, each Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate each Fund’s use of derivative instruments:

	Convertible Fund
Asset Derivatives		Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts(1)		$499,299
Liability Derivatives
Forward Foreign Currency Exchange Contracts(2)		$44,181

	Core Fixed Income Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts
Futures Contracts(3)	$2,306,171	–
Liability Derivatives
Forward Foreign Currency Exchange Contracts(2)	–	$358,910
Futures Contracts(3)	$512,941	–

		Core Plus Bond Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Centrally Cleared Credit Default Swap Contracts(4)	–	–	$453,540
Forward Foreign Currency Exchange Contracts(1)	–	$5,271	–
Futures Contracts(3)	$1,931,552	–	–
Liability Derivatives
Forward Foreign Currency Exchange Contracts(2)	–	$183,341	–
Futures Contracts(3)	$486,431	–	–

Corporate Bond Fund
Asset Derivatives		Interest Rate Contracts
Futures Contracts(3)		$10,005
Liability Derivatives
Futures Contracts(3)		$6,985

		Floating Rate Fund
Asset Derivatives	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts
Centrally Cleared Interest Rate Swap Contracts(4)	–	$6,314,652	–
Forward Foreign Currency Exchange Contracts(1)	–	–	$439,579
Total Return Swap Contracts(5)	$4,429,479	–	–
Liability Derivatives
Centrally Cleared Interest Rate Swap Contracts(4)	–	$1,137,819	–
Forward Foreign Currency Exchange Contracts(2)	–	–	$836,789

Notes to Financial Statements (continued)

		High Yield Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Centrally Cleared Credit Default Swap Contracts(4)	–	–	$1,412,427
Forward Foreign Currency Exchange Contracts(1)	–	$755,209	–
Futures Contracts(3)	$2,083,611	–	–
Liability Derivatives
Forward Foreign Currency Exchange Contracts(2)	–	$2,992,687	–
Futures Contracts(3)	$28,399	–	–

		Income Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts(1)	–	$100,944
Futures Contracts(3)	$7,194,541	–
Liability Derivatives
Centrally Cleared Interest Rate Swap Contracts(4)	$337,134	–
Futures Contracts(3)	$3,714,011	–

	Inflation Focused Fund
Asset Derivatives	Interest Rate Contracts	Inflation Linked Contracts
Centrally Cleared CPI Swap Contracts(4)	–	$51,443,803
Centrally Cleared Interest Rate Swap Contracts(4)	$14,650	–
CPI Swap Contracts(6)	–	$50,317,398
Futures Contracts(3)	$2,367,694	–
Liability Derivatives
Centrally Cleared CPI Swap Contracts(4)	–	$3,396,744
Centrally Cleared Interest Rate Swap Contracts(4)	$14,658	–
CPI Swap Contracts(7)	–	$15,476,755

Short Duration Core Bond Fund
Asset Derivatives	Interest Rate Contracts	Inflation Linked Contracts
Centrally Cleared CPI Swap Contracts(4)	–	$13,709
Futures Contracts(3)	$69,025	–
Liability Derivatives
Centrally Cleared CPI Swap Contracts(4)	–	$8,808

Notes to Financial Statements (continued)

			Short Duration Income Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Inflation Linked Contracts
Centrally Cleared CPI Swap Contracts(4)	–	–	–	$2,970,500
Centrally Cleared Credit Default Swap Contracts(4)	–	–	$1,596,982	–
Forward Foreign Currency Exchange Contracts(1)	–	$229,799	–	–
Futures Contracts(3)	$11,079,093	–	–	–
Liability Derivatives
Centrally Cleared CPI Swap Contracts(4)	–	–	–	$1,198,900
Credit Default Swap Contracts(8)	–	–	$11,253,623	–

		Total Return Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Forward Foreign Currency Exchange Contracts(1)	–	$153,575	–
Futures Contracts(3)	$4,735,555	–	–
Liability Derivatives
Centrally Cleared Credit Default Swap Contracts(4)	–	–	$659,632
Forward Foreign Currency Exchange Contracts(2)	–	$505,531	–
Futures Contracts(3)	$1,019,840	–	–

Ultra Short Bond Fund
Asset Derivatives	Interest Rate Contracts
Futures Contracts(3)	$241,032

(1)	Statements of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(2)	Statements of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.
(3)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
(4)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of centrally cleared swap contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
(5)	Statements of Assets and Liabilities location: Total return swap contracts, at fair value.
(6)	Statements of Assets and Liabilities location: Unrealized appreciation on CPI swap contracts.
(7)	Statements of Assets and Liabilities location: Unrealized depreciation on CPI swap contracts.
(8)	Statements of Assets and Liabilities location: Credit default swap contract agreements payable, at fair value.

Notes to Financial Statements (continued)

Transactions in derivative investments for the six months ended May 31, 2023 were as follows:

Convertible Fund
Foreign Currency Contracts
Net Realized Gain (Loss)
Forward Foreign Currency Exchange Contracts(1)	$(1,194,015)
Net Change in Unrealized Appreciation/ Depreciation
Forward Foreign Currency Exchange Contracts(2)	$1,539,948
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(3)	$62,096,800
		Core Fixed Income Fund
	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Net Realized Gain (Loss)
Credit Default Swap Contracts(4)	–	–	$47,781
Forward Foreign Currency Exchange Contracts(1)	–	$(765,917)	–
Futures Contracts(5)	$(5,970,900)	–	–
CPI/Interest Rate Swap Contracts(4)	$741,640	–	–
Net Change in Unrealized Appreciation/Depreciation
Forward Foreign Currency Exchange Contracts(2)	–	$(24,390)	–
Futures Contracts(6)	$1,154,978	–	–
Average Number of Contracts/Notional Amounts*
CPI/Interest Rate Swap Contracts(3)	$91,284,286	–	–
Forward Foreign Currency Exchange Contracts(3)	–	$37,153,274	–
Futures Contracts(7)	2,677	–	–
		Core Plus Bond Fund
	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Net Realized Gain (Loss)
CPI/Interest Rate Swap Contracts(4)	$355,279	–	–
Credit Default Swap Contracts(4)	–	–	$575,917
Forward Foreign Currency Exchange Contracts(1)	–	$(235,559)	–
Futures Contracts(5)	$(4,762,994)	–	–
Net Change in Unrealized Appreciation/Depreciation
Credit Default Swap Contracts(8)	–	–	$(87,461)
Forward Foreign Currency Exchange Contracts(2)	–	$(70,961)	–
Futures Contracts(6)	$1,331,203	–	–
Average Number of Contracts/Notional Amounts*
CPI/Interest Rate Swap Contracts(3)	$42,557,857	–	–
Credit Default Swap Contracts(3)	–	–	$42,059,429
Forward Foreign Currency Exchange Contracts(3)	–	$15,919,936	–
Futures Contracts(7)	1,596	–	–

Notes to Financial Statements (continued)

			Corporate Bond Fund
			Inflation Linked/ Interest Rate Contracts	Credit Contracts
Net Realized Gain (Loss)
Credit Default Swap Contracts(4)			–	$1,667
Futures Contracts(5)			$(24,321)	–
Net Change in Unrealized Appreciation/Depreciation
Credit Default Swap Contracts(8)			–	$(333)
Futures Contracts(6)			$7,244	–
Average Number of Contracts/Notional Amounts*
Credit Default Swap Contracts(3)			–	$176,571
Futures Contracts(7)			31	–
			Floating Rate Fund
	Equity Contracts	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Net Realized Gain (Loss)
CPI/Interest Rate Swap Contracts(4)	–	$4,955,814	–	–
Credit Default Swap Contracts(4)	–	–	–	$(321,735)
Forward Foreign Currency Exchange Contracts(1)	–	–	$(1,749,861)	–
Futures Contracts(5)	–	$10,952,698	–	–
Total Return Swap Contracts(4)	$3,939,180	–	–	–
Net Change in Unrealized Appreciation/Depreciation
CPI/Interest Rate Swap Contracts(8)	–	$580,929	–	–
Forward Foreign Currency Exchange Contracts(2)	–	–	$547,930	–
Total Return Swap Contracts(8)	$(202,914)	–	–	–
Average Number of Contracts/Notional Amounts*
CPI/Interest Rate Swap Contracts(3)	–	$373,887,143	–	–
Credit Default Swap Contracts(3)	–	–	–	$11,612,429
Total Return Swap Contracts(3)	$1,870,580	–	–	–
Forward Foreign Currency Exchange Contracts(3)	–	–	$70,789,206	–

Notes to Financial Statements (continued)

			High Yield Fund
	Equity Contracts	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Net Realized Gain (Loss)
CPI/Interest Rate Swap Contracts(4)	–	$3,605,225	–	–
Credit Default Swap Contracts(4)	–	–	–	$(191,950)
Forward Foreign Currency Exchange Contracts(1)	–	–	$(7,454,425)	–
Futures Contracts(5)	–	$(4,345,225)	–	–
Purchased Options(9)	$(224,884)	–	–	–
Net Change in Unrealized Appreciation/Depreciation
CPI/Interest Rate Swap Contracts(8)	–	$(2,881,674)	–	–
Credit Default Swap Contracts(8)	–	–	–	$(2,224,960)
Forward Foreign Currency Exchange Contracts(2)	–	–	$3,089,328	–
Futures Contracts(6)	–	$(529,629)	–	–
Average Number of Contracts/Notional Amounts*
CPI/Interest Rate Swap Contracts(3)	–	483,830,221	–	–
Credit Default Swap Contracts(3)	–	–	–	$132,328,143
Forward Foreign Currency Exchange Contracts(3)	–	–	$238,573,385	–
Futures Contracts(7)	–	12,159	–	–
Purchased Options(7)	$44,657	–	–	–
				Income Fund
		Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Net Realized Gain (Loss)
Credit Default Swap Contracts(4)		–	–	$133,644
Forward Foreign Currency Exchange Contracts(1)		–	$(275,180)	–
Futures Contracts(5)		$(12,885,329)	–	–
Net Change in Unrealized Appreciation/Depreciation
CPI/Interest Rate Swap Contracts(8)		$(337,134)	–	–
Forward Foreign Currency Exchange Contracts(2)		–	$356,299	–
Futures Contracts(6)		$3,844,371	–	–
Average Number of Contracts/Notional Amounts*
CPI/Interest Rate Swap Contracts(3)		$25,216,286	–	–
Credit Default Swap Contracts(3)		–	–	$23,071,429
Forward Foreign Currency Exchange Contracts(3)		–	$11,019,530	–
Futures Contracts(7)		12,010	–	–

Notes to Financial Statements (continued)

Inflation Focused Fund
Inflation Linked/ Interest Rate Contracts
Net Realized Gain (Loss)
CPI/Interest Rate Swap Contracts(4)	$35,274,157
Futures Contracts(5)	$(3,500,576)
Net Change in Unrealized Appreciation/Depreciation
CPI/Interest Rate Swap Contracts(8)	$(60,020,506)
Futures Contracts(6)	$(1,989,923)
Average Number of Contracts/Notional Amounts*
CPI/Interest Rate Swap Contracts(3)	$2,060,045,560
Futures Contracts(7)	6,382
Short Duration Core Bond Fund
Inflation Linked/ Interest Rate Contracts
Net Realized Gain (Loss)
CPI/Interest Rate Swap Contracts(4)	$429
Futures Contracts(5)	$(796,335)
Net Change in Unrealized Appreciation/Depreciation
CPI/Interest Rate Swap Contracts(8)	$(3,984)
Futures Contracts(6)	$(123,585)
Average Number of Contracts/Notional Amounts*
CPI/Interest Rate Swap Contracts(3)	$3,996,857
Futures Contracts(7)	627
		Short Duration Income Fund
	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Net Realized Gain (Loss)
Credit Default Swap Contracts(4)	–	–	$2,193,654
Forward Foreign Currency Exchange Contracts(1)	–	$(50,930,298)	–
Futures Contracts(5)	$(93,109,898)	–	–
Net Change in Unrealized Appreciation/Depreciation
CPI/Interest Rate Swap Contracts(8)	$(153,519)	–	–
Credit Default Swap Contracts(8)	–	–	$(4,973,348)
Forward Foreign Currency Exchange Contracts(2)	–	$29,213,046	–
Futures Contracts(6)	$(29,872,872)	–	–
Average Number of Contracts/Notional Amounts*
CPI/Interest Rate Swap Contracts(3)	$741,736,660	–	–
Credit Default Swap Contracts(3)	–	–	$240,377,069
Forward Foreign Currency Exchange Contracts(3)	–	$192,738,851	–
Futures Contracts(7)	120,602	–	–

Notes to Financial Statements (continued)

		Total Return Fund
	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Net Realized Gain (Loss)
CPI/Interest Rate Swaps Contracts(4)	$471,729	–	–
Credit Default Swap Contracts(4)	–	–	$(4,694,116)
Forward Foreign Currency Exchange Contracts(1)	–	$(1,474,866)	–
Futures Contracts(5)	$(6,596,093)	–	–
Net Change in Unrealized Appreciation/Depreciation
Credit Default Swap Contracts(8)	–	–	$5,503,901
Forward Foreign Currency Exchange Contracts(2)	–	$498,736	–
Futures Contracts(6)	$2,831,435	–	–
Average Number of Contracts/Notional Amounts*
CPI/Interest Rate Swap Contracts(3)	$122,754,857	–	–
Credit Default Swap Contracts(3)	–	–	$76,460,143
Forward Foreign Currency Exchange Contracts(3)	–	$69,494,725	–
Futures Contracts(7)	5,930	–	–
Ultra Short Bond Fund
Inflation Linked/ Interest Rate Contracts
Net Realized Gain (Loss)
Futures Contracts(5)	$(8,427,692)
Net Change in Unrealized Appreciation/Depreciation
Futures Contracts(6)	$(505,327)
Average Number of Contracts/Notional Amounts*
Futures Contracts(7)	2,178

*	Calculated based on the number of contracts or notional amounts for the six months ended May 31, 2023.
(1)	Statements of Operations location: Net realized gain (loss) on forward foreign currency exchange contracts.
(2)	Statements of Operations location: Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts.
(3)	Amount represents notional amounts in U.S. dollars.
(4)	Statements of Operations location: Net realized gain (loss) on swap contracts.
(5)	Statements of Operations location: Net realized gain (loss) on futures contracts.
(6)	Statements of Operations location: Net change in unrealized appreciation/depreciation on futures contracts.
(7)	Amount represents number of contracts.
(8)	Statements of Operations location: Net change in unrealized appreciation/depreciation on swap contracts.
(9)	Statements of Operations location: Net realized gain (loss) on investments includes options purchased.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statements of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between a fund and the counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an

Notes to Financial Statements (continued)

event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statements of Assets and Liabilities across transactions between the Funds and the applicable counterparty:

			Convertible Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$ 499,299	$ –	$ 499,299
Repurchase Agreements	22,371,389	–	22,371,389
Total	$22,870,688	$ –	$22,870,688

	Net Amount of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Goldman Sachs	$ 2,228	$ –	$ –	$ –	$2,228
Fixed Income Clearing Corp.	22,371,389	–	–	(22,371,389)	–
State Street Bank and Trust	497,071	(44,181)	(452,890)	–	–
Total	$22,870,688	$(44,181)	$(452,890)	$(22,371,389)	$2,228

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$44,181	$ –	$44,181
Total	$44,181	$ –	$44,181

	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
State Street Bank and Trust	$44,181	$(44,181)	$ –	$ –	$ –
Total	$44,181	$(44,181)	$ –	$ –	$ –

			Core Fixed Income Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$57,941,829	$ –	$57,941,829
Total	$57,941,829	$ –	$57,941,829

Notes to Financial Statements (continued)

	Net Amount of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Barclays Bank plc	$34,999,598	$ –	$ –	$(34,999,598)	$ –
Fixed Income Clearing Corp.	22,942,231	–	–	(22,942,231)	–
Total	$57,941,829	$ –	$ –	$(57,941,829)	$ –

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$358,910	$ –	$358,910
Total	$358,910	$ –	$358,910

	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Morgan Stanley	$152,823	$ –	$ –	$ –	$152,823
State Street Bank and Trust	206,087	–	(206,087)	–	–
Total	$358,910	$ –	$(206,087)	$ –	$152,823

			Core Plus Bond Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$ 5,271	$ –	$ 5,271
Repurchase Agreements	36,669,426	–	36,669,426
Total	$36,674,697	$ –	$36,674,697

	Net Amount of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Barclays Bank plc	$24,999,713	$ –	$ –	$(24,999,713)	$ –
Fixed Income Clearing Corp.	11,669,713	–	–	(11,669,713)	–
State Street Bank and Trust	5,271	(5,271)	–	–	–
Total	$36,674,697	$(5,271)	$ –	$(36,669,426)	$ –

Notes to Financial Statements (continued)

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$183,341	$ –	$183,341
Total	$183,341	$ –	$183,341

	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Morgan Stanley	$ 91,973	$ –	$ –	$ –	$91,973
State Street Bank and Trust	91,368	(5,271)	(86,097)	–	–
Total	$183,341	$(5,271)	$(86,097)	$ –	$91,973

		Corporate Bond Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$44,166	$ –	$44,166
Total	$44,166	$ –	$44,166

	Net Amount of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
TD Securities USA LLC	$44,166	$ –	$ –	$(44,166)	$ –
Total	$44,166	$ –	$ –	$(44,166)	$ –

			Floating Rate Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$ 439,579	$ –	$ 439,579
Total Return Swap Contracts	4,429,479	–	4,429,479
Repurchase Agreements	451,753,051	–	451,753,051
Total	$456,622,109	$ –	$456,622,109

Notes to Financial Statements (continued)

	Net Amount of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Barclays Bank plc	$330,555,307	$ –	$–	$(329,999,153)	$556,154
Fixed Income Clearing Corp.	121,753,898	–	–	(121,753,898)	–
Morgan Stanley	3,931,613	(443,111)	(1,300,000)	–	2,188,502
Standard Chartered Bank	58,121	–	–	–	58,121
State Street Bank and Trust	254,244	(254,244)	–	–	–
Toronto Dominion Bank	68,926	–	–	–	68,926
Total	$456,622,109	$(697,355)	$(1,300,000)	$(451,753,051)	$2,871,703

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$836,789	$ –	$836,789
Total	$836,789	$ –	$836,789

	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Securities Collateral Pledged	Net Amount
Bank of America	$18,236	$–	$–	$–	$18,236
Morgan Stanley	443,111	(443,111)	–	–	–
State Street Bank and Trust	375,442	(254,244)	(121,198)	–	–
Total	$836,789	$(697,355)	$(121,198)	$–	$18,236

			High Yield Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$ 755,209	$ –	$ 755,209
Repurchase Agreements	9,898,117	–	9,898,117
Total	$10,653,326	$ –	$10,653,326

	Net Amount of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$9,898,117	$–	$–	$(9,898,117)	$–
Morgan Stanley	300,821	(300,821)	–	–	–
State Street Bank and Trust	405,797	(405,797)	–	–	–
Toronto Dominion Bank	48,591	(48,591)	–	–	–
Total	$10,653,326	$(755,209)	$–	$(9,898,117)	$–

Notes to Financial Statements (continued)

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$2,992,687	$ –	$2,992,687
Total	$2,992,687	$ –	$2,992,687

	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
J.P. Morgan	$37,363	$–	$–	$–	$37,363
Morgan Stanley	1,965,593	(300,821)	(1,470,000)	–	194,772
State Street Bank and Trust	863,541	(405,797)	(457,744)	–	–
Toronto Dominion Bank	126,190	(48,591)	–	–	77,599
Total	$2,992,687	$(755,209)	$(1,927,744)	$–	$309,734

			Income Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$ 100,944	$ –	$ 100,944
Repurchase Agreements	47,311,690	–	47,311,690
Total	$47,412,634	$ –	$47,412,634

	Net Amount of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$18,312,634	$–	$–	$(18,312,634)	$–
State Street Bank and Trust	100,944	–	–	–	100,944
TD Securities USA LLC	28,999,056	–	–	(28,999,056)	–
Total	$47,412,634	$–	$–	$(47,311,690)	$100,944

			Inflation Focused Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Consumer Price Index (“CPI”) Swap Contracts	$50,317,398	$ –	$50,317,398
Repurchase Agreements	9,655,399	–	9,655,399
Total	$59,972,797	$ –	$59,972,797

Notes to Financial Statements (continued)

	Net Amount of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Bank of America	$22,269,672	$(3,104,898)	$(3,180,000)	$(15,984,774)	$–
Barclays Bank plc	16,455,688	(1,810,664)	(14,645,024)	–	–
Deutsche Bank AG	341,837	(341,837)	–	–	–
Goldman Sachs	7,142,531	(4,174,158)	(2,968,373)	–	–
Fixed Income Clearing Corp.	4,155,727		–	(4,155,727)	–
J.P. Morgan	4,107,670	(1,530,918)	(2,576,752)	–	–
TD Securities USA LLC	5,499,672	–	–	(5,499,672)	$–
Total	$59,972,797	$(10,962,475)	$(23,370,149)	$(25,640,173)	$–

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Consumer Price Index (“CPI”) Swap Contracts	$15,476,755	$ –	$15,476,755
Total	$15,476,755	$ –	$15,476,755

	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Bank of America	$3,104,898	$(3,104,898)	$–	$–	$–
Barclays Bank plc	1,810,664	(1,810,664)	–	–	–
Credit Suisse	694,521	–	(694,521)	–	–
Deutsche Bank AG	4,161,596	(341,837)	(3,630,000)	–	189,759
Goldman Sachs	4,174,158	(4,174,158)	–	–	–
J.P. Morgan	1,530,918	(1,530,918)	–	–	–
Total	$15,476,755	$(10,962,475)	$(4,324,521)	$–	$189,759

		Short Duration Core Bond Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$4,372,313	$ –	$4,372,313
Total	$4,372,313	$ –	$4,372,313

	Net Amount of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$1,372,841	$–	$–	$(1,372,841)	$–
TD Securities USA LLC	2,999,472	–	–	(2,999,472)	–
Total	$4,372,313	$–	$–	$(4,372,313)	$–

Notes to Financial Statements (continued)

Short Duration Income Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$229,799	$ –	$229,799
Repurchase Agreements	181,055,218	–	181,055,218
Total	$181,285,017	$ –	$181,285,017

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
State Street Bank and Trust	$229,799	$–	$–	$(229,799)	$–
Fixed Income Clearing Corp.	181,055,218	–	–	(181,055,218)	–
Total	$181,285,017	$–	$–	$(181,285,017)	$–

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Credit Default Swap Contracts	$11,253,623	$ –	$11,253,623
Total	$11,253,623	$ –	$11,253,623

	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Citibank	$6,185,405	$–	$(6,148,279)	$–	$37,126
Morgan Stanley	5,068,218	–	(4,890,000)	–	178,218
Total	$11,253,623	$–	$(11,038,279)	$–	$215,344

			Total Return Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$153,575	$ –	$153,575
Repurchase Agreements	76,231,038	–	76,231,038
Total	$76,384,613	$ –	$76,384,613

	Net Amount of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
State Street Bank and Trust	$153,575	$(153,575)	$–	$–	$–
Barclays Bank plc	49,999,425	–	–	(49,999,425)	–
Fixed Income Clearing Corp.	26,231,613	–	–	(23,231,613)	–
Total	$76,384,613	$(153,575)	$–	$(73,231,038)	$–

Notes to Financial Statements (continued)

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$505,531	$ –	$505,531
Total	$505,531	$ –	$505,531

	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Morgan Stanley	$212,962	$–	$–	$–	$212,962
State Street Bank and Trust	292,569	(153,575)	(138,994)	–	–
Total	$505,531	$(153,575)	$(138,994)	$–	$212,962

			Ultra Short Bond Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$28,392,213	$ –	$28,392,213
Total	$28,392,213	$ –	$28,392,213

	Net Amount of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$28,392,213	$–	$–	$(28,392,213)	$–
Total	$28,392,213	$–	$–	$(28,392,213)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statements of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of May 31, 2023.
(c)	Net amount represents the amount owed by the Fund to the counterparty as of May 31, 2023.

8.	TRUSTEES’ REMUNERATION

The Trust’s officers and one Trustee, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees may elect to defer receipt of a portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Funds. Such amounts and earnings accrued thereon are included in Trustees’ fees in the Statements of Operations and in Trustees’ fees payable in the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

Notes to Financial Statements (continued)

9.	EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its prior transfer agent and its custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses. The arrangement with the Funds’ prior transfer agent was discontinued effective March 6, 2023.

10.	LINE OF CREDIT

For the period ended May 31, 2023, the Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $1.625 billion (the “Syndicated Facility”) whereas State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended May 31, 2023, the Participating Funds also entered into an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds are subject to graduated borrowing limits of one-third of fund net assets (if net assets are less than $750 million), or $250 million based on past borrowings and likelihood of future borrowings, among other factors.

These credit facilities are to be used for temporary or emergency purposes as additional sources of liquidity to satisfy redemptions.

For the six months ended May 31, 2023, the Funds did not utilize the Syndicated Facility or Bilateral Facility.

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the six months ended May 31, 2023, the following Funds participated as a lender in the Interfund Lending Program. For the period in which the loan was outstanding, the average amount loaned, interest rate and interest income were as follows:

Fund	Average Amount Loaned	Average Interest Rate	Interest Income*
Short Duration Income Fund	$3,199,835	3.90%	$342
Total Return Fund	27,574,125	3.90%	2,946
Ultra Short Bond Fund	24,735,697	3.90%	2,643

*	Statements of Operations location: Interest earned from Interfund Lending.

Notes to Financial Statements (continued)

For the six months ended May 31, 2023, the following Fund participated as a borrower in the Interfund Lending Program. For the period which the loan was outstanding, the average amount borrowed, interest rate and interest expense were as follows:

Fund	Average Amount Borrowed	Average Interest Rate	Interest Expense*
High Yield Fund	$33,766,144	3.70%	$10,548

*	Statements of Operations location: Interest paid from Interfund Lending.

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

13.	REDEMPION IN-KIND

During the six months ended May 31, 2023, a shareholder of Core Fixed Income Fund redeemed its Fund shares in exchange for portfolio securities “redemption in-kind.” As a result of the redemption in-kind, the Fund realized a net loss of $1,297,732.

14.	SECURITIES LENDING AGREEMENT

The Funds except for Inflation Focused Fund, have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income on each Fund’s Statement of Operations.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of May 31, 2023, the market value of securities loaned and collateral received were as follows:

Funds	Market Value of Securities Loaned	Collateral Received(1)
Floating Rate Fund	$55,104,940	$56,904,050

(1)	Statements of Assets and Liabilities location: Payable for collateral due to broker for securities lending.

Notes to Financial Statements (continued)

15.	INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with investing in fixed income securities and to the changing prospects of individual companies and/or sectors in which the Funds invest. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline, when interest rates fall, such prices tend to rise.

Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal and/or interest to a Fund, a risk that is greater with high-yield bonds (sometimes called “junk bonds”) in which one or more of the Funds may invest. Some issuers, particularly of high-yield bonds may default as to principal and/or interest payments after the Fund purchases their securities. A default, or concerns in the market about an increase in risk of default may result in losses to each Fund. High-yield bonds are subject to greater price fluctuations and increased liquidity risk as well as additional risks.

Certain instruments in which the Funds may invest have historically relied upon LIBOR. As of June 30, 2023, the administrator of LIBOR ceased publication of U.S. dollar LIBOR settings. The LIBOR transition could have adverse impacts on newly issued financial instruments and existing financial instruments which referenced LIBOR and lead to significant short-term and long-term uncertainty and market instability.

Because the Ultra Short Bond Fund invests a significant portion of its assets in securities issued by companies in the financial services industry, developments affecting this industry may have a disproportionate impact on the Fund. Interest rate, risk credit, risk and the risk of regulatory changes in the financial services industry, among other risks, may have negative effects on companies in the financial services industry.

The values of equity holdings of Convertible Fund will fluctuate in response to movements in the equity securities market in general and to the changing prospects of the individual companies and/or sectors in which the Fund invests.

Convertible Fund, High Yield Fund, Income Fund, Inflation Focused Fund and Short Duration Income Fund are subject to the general risks and considerations associated with investing in convertible securities which have both equity and fixed income risk characteristics including market, credit, liquidity and interest rate risks. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Each Fund’s investment exposure to foreign (which may include emerging market) companies presents increased market, liquidity, currency, political, information and other risks. The cost of a Fund’s potential use of forward foreign currency exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions prevailing.

Notes to Financial Statements (continued)

Each Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Funds’ returns since the Funds may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether a Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If a Fund incorrectly forecasts these and other factors, its performance could suffer. A Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

Each Fund may invest in swap contracts. Swap contracts are bi-lateral agreements between a fund and its counterparty. Each party is exposed to the risk of default by the other in addition to the risks associated with investing in derivatives discussed above. In addition, they may involve a small investment of cash compared to the risk assumed with the result that small changes may produce disproportionate and substantial gains or losses to the Funds.

The Funds are subject to the risks of investing in credit default swap contracts. The risks associated with the Funds’ investment in credit default swap contracts are greater than if the Funds invested directly in the reference obligation because they are subject to liquidity risk, counterparty risk, and credit risk at both the counterparty and underlying issuer levels in addition to the risks associated with investing in derivatives discussed above.

Each Fund’s exposure to inflation-linked investments, such as Treasury Inflation Protected Securities, may be vulnerable to changes in expectations of inflation or interest rates and there is no guarantee that the Fund’s use of these instruments will be successful.

The Funds are subject to the risks of investing in floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities. The senior loans in which Core Fixed Income Fund, Core Plus Bond Fund, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, Short Duration Income Fund and Total Return Fund may invest may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high- yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. In addition, Floating Rate Fund may invest up to 20% of its total assets in senior loans that are not secured by any specific collateral.

Each Fund is subject to the risk of investing in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, the Fund may be required to look principally to the agency issuing or guaranteeing the obligation.

Notes to Financial Statements (continued)

Convertible Fund, Core Fixed Income Fund, Core Plus Bond Fund, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, Short Duration Core Bond Fund, Short Duration Income Fund and Total Return Fund are subject to the risks of investing in asset backed securities and mortgage related securities, including those of such Government sponsored enterprises as Fannie Mae and Freddie Mac. In addition, these Funds may invest in non-agency backed and mortgage related securities, which are issued by the private institutions, not by the government-sponsored enterprises. Such securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults, and changes in prevailing interest rates. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current markets rates. The prepayment rate also will affect the price and volatility of a mortgage-related security. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, not by the U.S. Government.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of each Fund’s investments. Market disruptions can also prevent the Funds from implementing their investment strategies and achieving their investment objectives.

In March 2023, the shut-down of certain financial institutions raised economic concerns over disruption in the U.S. banking system. There can be no certainty that the actions taken by the U.S. government to strengthen public confidence in the U.S. banking system will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. banking system objective.

The impact of the COVID-19 outbreak, and the effects of other infectious illness outbreaks, epidemics, or pandemics, may be short term or may continue for an extended period of time. For example, a global pandemic or other widespread health crises could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Health crises caused by outbreaks of disease may also exacerbate other pre-existing political, social, and economic risks in certain countries or globally. The foregoing could disrupt the operations of each Fund and its service providers, adversely affect the value and liquidity of each Fund’s investments, and negatively impact each Fund’s performance and your investment in each Fund.

Notes to Financial Statements (continued)

16.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

Convertible Fund	Six Months Ended May 31, 2023 (unaudited	)	Year Ended November 30, 2022
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,037,598	$12,772,965	3,668,180	$52,194,955
Reinvestment of distributions	281,791	3,419,095	3,378,312	53,195,057
Shares reacquired	(3,823,528)	(46,984,680)	(9,020,187)	(127,903,328)
Decrease	(2,504,139)	$(30,792,620)	(1,973,695)	$(22,513,316)

Class C Shares
Shares sold	178,439	$2,172,280	322,259	$4,379,761
Reinvestment of distributions	45,424	545,425	636,311	9,937,068
Shares reacquired	(643,071)	(7,819,607)	(1,740,227)	(24,006,878)
Decrease	(419,208)	$(5,101,902)	(781,657)	$(9,690,049)

Class F Shares
Shares sold	650,893	$8,040,928	13,820,522	$196,159,598
Reinvestment of distributions	167,216	2,028,746	6,405,541	101,491,359
Shares reacquired	(7,796,503)	(96,319,776)	(51,200,001)	(730,959,444)
Decrease	(6,978,394)	$(86,250,102)	(30,973,938)	$(433,308,487)

Class F3 Shares
Shares sold	88,388	$1,104,121	359,365	$5,258,844
Reinvestment of distributions	29,616	363,948	351,230	5,597,825
Shares reacquired	(286,666)	(3,566,296)	(1,134,115)	(16,737,049)
Decrease	(168,662)	$(2,098,227)	(423,520)	$(5,880,380)

Class I Shares
Shares sold	12,271,215	$152,941,617	49,775,855	$674,840,083
Reinvestment of distributions	593,059	7,261,667	2,697,058	42,082,968
Shares reacquired	(19,135,748)	(239,242,615)	(27,649,623)	(376,150,751)
Increase (decrease)	(6,271,474)	$(79,039,331)	24,823,290	$340,772,300

Class P Shares
Shares sold	154	$1,949	2,774	$41,444
Reinvestment of distributions	48	596	420	6,769
Shares reacquired	(132)	(1,666)	(2,661)	(39,857)
Increase	70	$879	533	$8,356

Notes to Financial Statements (continued)

Convertible Fund	Six Months Ended May 31, 2023 (unaudited	)	Year Ended November 30, 2022
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	140	$1,763	284	$3,747
Reinvestment of distributions	98	1,221	882	14,226
Shares reacquired	(6)	(78)	(65)	(1,136)
Increase	232	$2,906	1,101	$16,837

Class R3 Shares
Shares sold	72,201	$888,133	165,205	$2,354,762
Reinvestment of distributions	28,333	341,411	362,290	5,675,187
Shares reacquired	(196,118)	(2,384,508)	(806,358)	(11,276,191)
Decrease	(95,584)	$(1,154,964)	(278,863)	$(3,246,242)

Class R4 Shares
Shares sold	3,557	$43,742	14,500	$189,457
Reinvestment of distributions	796	9,651	9,242	145,517
Shares reacquired	(13,059)	(161,686)	(23,312)	(299,872)
Increase (decrease)	(8,706)	$(108,293)	430	$35,102

Class R5 Shares
Shares sold	16,121	$198,402	32,340	$441,471
Reinvestment of distributions	2,504	30,647	19,447	307,889
Shares reacquired	(11,030)	(136,218)	(26,392)	(375,987)
Increase	7,595	$92,831	25,395	$373,373

Class R6 Shares
Shares sold	34,943	$432,473	97,757	$1,480,653
Reinvestment of distributions	21,391	262,960	188,091	2,991,058
Shares reacquired	(488,261)	(6,033,046)	(156,870)	(2,230,537)
Increase (decrease)	(431,927)	$(5,337,613)	128,978	$2,241,174

Core Fixed Income Fund	Six Months Ended May 31, 2023 (unaudited	)	Year Ended November 30, 2022
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	16,716,159	$156,782,963	7,983,844	$79,171,039
Reinvestment of distributions	1,106,558	10,388,492	1,624,232	16,235,835
Shares reacquired	(6,533,699)	(61,532,281)	(16,675,809)	(166,825,814)
Increase (decrease)	11,289,018	$105,639,174	(7,067,733)	$(71,418,940)

Class C Shares
Shares sold	955,600	$8,960,918	209,742	$2,030,753
Reinvestment of distributions	41,029	383,349	55,551	554,256
Shares reacquired	(490,860)	(4,590,572)	(860,927)	(8,689,309)
Increase (decrease)	505,769	$4,753,695	(595,634)	$(6,104,300)

Notes to Financial Statements (continued)

Core Fixed Income Fund	Six Months Ended May 31, 2023 (unaudited	)	Year Ended November 30, 2022
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	6,866,625	$65,022,950	5,431,605	$55,828,643
Reinvestment of distributions	188,364	1,767,519	541,591	5,587,000
Shares reacquired	(7,587,026)	(71,287,007)	(27,957,750)	(283,679,345)
Decrease	(532,037)	$(4,496,538)	(21,984,554)	$(222,263,702)

Class F3 Shares
Shares sold	13,666,714	$128,579,094	9,055,906	$90,468,747
Reinvestment of distributions	942,633	8,848,291	1,304,325	13,021,600
Shares reacquired	(4,469,484)	(42,075,299)	(11,238,255)	(112,500,431)
Increase (decrease)	10,139,863	$95,352,086	(878,024)	$(9,010,084)

Class I Shares
Shares sold	79,270,187	$745,860,466	89,078,605	$854,619,064
Reinvestment of distributions	3,079,835	28,904,676	2,497,857	24,407,212
Shares reacquired	(44,043,753)	(418,658,017)	(14,694,486)	(141,477,363)
Increase	38,306,269	$356,107,125	76,881,976	$737,548,913

Class R2 Shares
Shares sold	6,879	$64,842	5,986	$61,235
Reinvestment of distributions	715	6,716	1,189	12,063
Shares reacquired	(8,067)	(75,325)	(44,068)	(475,899)
Decrease	(473)	$(3,767)	(36,893)	$(402,601)

Class R3 Shares
Shares sold	38,719	$363,204	65,126	$658,614
Reinvestment of distributions	12,047	113,097	19,403	194,748
Shares reacquired	(46,645)	(437,242)	(283,192)	(2,896,469)
Increase (decrease)	4,121	$39,059	(198,663)	$(2,043,107)

Class R4 Shares
Shares sold	162,113	$1,526,237	183,925	$1,823,973
Reinvestment of distributions	15,151	142,204	22,104	220,929
Shares reacquired	(82,109)	(774,190)	(295,359)	(2,980,738)
Increase (decrease)	95,155	$894,251	(89,330)	$(935,836)

Class R5 Shares
Shares sold	30,875	$292,197	81,507	$811,749
Reinvestment of distributions	4,478	42,037	5,310	52,411
Shares reacquired	(31,294)	(291,777)	(25,600)	(253,843)
Increase	4,059	$42,457	61,217	$610,317

Class R6 Shares
Shares sold	516,602	$4,879,836	1,273,264	$13,120,862
Reinvestment of distributions	88,051	826,226	111,919	1,106,516
Shares reacquired	(115,939)	(1,086,163)	(252,669)	(2,511,020)
Increase	488,714	$4,619,899	1,132,514	$11,716,358

Notes to Financial Statements (continued)

Core Plus Bond Fund	Six Months Ended May 31, 2023 (unaudited	)	Year Ended November 30, 2022
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	3,860,546	$50,004,426	6,332,557	$85,426,871
Reinvestment of distributions	206,779	2,670,114	204,159	2,767,652
Shares reacquired	(1,479,222)	(19,133,793)	(4,291,916)	(57,862,160)
Increase	2,588,103	$33,540,747	2,244,800	$30,332,363

Class C Shares
Shares sold	574,082	$7,447,789	170,105	$2,277,502
Reinvestment of distributions	14,331	185,230	9,616	130,960
Shares reacquired	(130,442)	(1,692,305)	(122,652)	(1,731,862)
Increase	457,971	$5,940,714	57,069	$676,600

Class F Shares
Shares sold	3,303,810	$42,886,742	11,286,814	$157,775,120
Reinvestment of distributions	173,665	2,239,897	442,365	6,142,420
Shares reacquired	(8,424,039)	(108,498,007)	(20,925,406)	(289,537,215)
Decrease	(4,946,564)	$(63,371,368)	(9,196,227)	$(125,619,675)

Class F3 Shares
Shares sold	4,252,656	$55,105,042	2,631,256	$35,906,730
Reinvestment of distributions	134,524	1,737,154	96,212	1,305,130
Shares reacquired	(649,662)	(8,384,249)	(1,306,828)	(18,083,092)
Increase	3,737,518	$48,457,947	1,420,640	$19,128,768

Class I Shares
Shares sold	58,148,201	$753,628,207	42,933,029	$567,820,945
Reinvestment of distributions	1,403,222	18,106,015	471,192	6,158,900
Shares reacquired	(15,313,547)	(198,066,983)	(12,283,104)	(161,399,289)
Increase	44,237,876	$573,667,239	31,121,117	$412,580,556

Class R3 Shares
Shares sold	8,016	$103,238	1,692	$23,111
Reinvestment of distributions	334	4,310	350	4,768
Shares reacquired	(2,650)	(34,598)	(316)	(4,321)
Increase	5,700	$72,950	1,726	$23,558

Class R4 Shares
Shares sold	4,349	$56,529	10,807	$146,191
Reinvestment of distributions	524	6,763	755	10,365
Shares reacquired	(5,569)	(72,357)	(13,313)	(182,077)
Decrease	(696)	$(9,065)	(1,751)	$(25,521)

Class R5 Shares
Shares sold	–	$–	61	$924
Reinvestment of distributions	2	19	2	27
Shares reacquired	(5)	(59)	(2)	(31)
Increase (decrease)	(3)	$(40)	61	$920

Notes to Financial Statements (continued)

Core Plus Bond Fund	Six Months Ended May 31, 2023 (unaudited		)	Year Ended November 30, 2022
Class R6 Shares	Shares	Amount		Shares	Amount
Shares sold	58,164	$754,015		231,711	$3,229,003
Reinvestment of distributions	6,598	85,220		7,582	101,117
Shares reacquired	(19,436)	(251,760)		(45,720)	(624,186)
Increase	45,326	$587,475		193,573	$2,705,934

Corporate Bond Fund	Six Months Ended May 31, 2023 (unaudited	)	Year Ended November 30, 2022
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	109,856	$918,170	33,434	$286,069
Reinvestment of distributions	4,893	40,783	10,463	98,495
Shares reacquired	(27,316)	(226,181)	(104,977)	(1,006,564)
Increase (decrease)	87,433	$732,772	(61,080)	$(622,000)

Class C Shares
Shares sold	10,683	$89,173	84,415	$690,940
Reinvestment of distributions	1,466	12,197	2,286	21,410
Shares reacquired	(96,416)	(794,475)	(14,126)	(130,732)
Increase (decrease)	(84,267)	$(693,105)	72,575	$581,618

Class F Shares
Shares sold	21,867	$182,691	44,251	$420,843
Reinvestment of distributions	2,957	24,695	12,336	117,770
Shares reacquired	(21,412)	(177,292)	(361,828)	(3,545,742)
Increase (decrease)	3,412	$30,094	(305,241)	$(3,007,129)

Class F3 Shares
Shares reacquired	–	–	(4,812)	(50,000)
Decrease	–	$–	(4,812)	$(50,000)

Class I Shares
Shares sold	28,401	$234,277	503	$4,369
Reinvestment of distributions	427	3,556	710	6,561
Shares reacquired	(11,572)	(95,939)	(3,432)	(31,659)
Increase (decrease)	17,256	$141,894	(2,219)	$(20,729)

Class R2 Shares
Shares sold	2	$11	6	$53
Reinvestment of distributions	–	1	–	4
Shares reacquired	(13)	(107)	–	(1)
Increase (decrease)	(11)	$(95)	6	$56

Notes to Financial Statements (continued)

Corporate Bond Fund	Six Months Ended May 31, 2023 (unaudited	)	Year Ended November 30, 2022
Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	565	$4,687	4,289	$37,774
Reinvestment of distributions	159	1,327	272	2,458
Shares reacquired	(22)	(183)	(582)	(4,840)
Increase	702	$5,831	3,979	$35,392

Class R5 Shares
Shares sold	–	$–	152	$1,503
Reinvestment of distributions	–	–	–	4
Shares reacquired	–	–	(152)	(1,448)
Increase	–	$–	–	$59

Class R6 Shares
Shares sold	198	$1,651	480	$4,259
Reinvestment of distributions	88	737	191	1,757
Shares reacquired	(15)	(125)	(4,834)	(50,189)
Increase (decrease)	271	$2,263	(4,163)	$(44,173)

Floating Rate Fund	Six Months Ended May 31, 2023 (unaudited	)	Year Ended November 30, 2022
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	17,220,142	$136,475,416	102,052,143	$839,575,385
Reinvestment of distributions	7,512,785	59,547,929	9,905,887	79,634,564
Shares reacquired	(64,809,783)	(513,007,492)	(110,101,330)	(891,871,334)
Increase (decrease)	(40,076,856)	$(316,984,147)	1,856,700	$27,338,615

Class C Shares
Shares sold	2,151,294	$17,046,025	9,426,215	$78,778,850
Reinvestment of distributions	1,667,106	13,222,299	2,131,330	17,140,316
Shares reacquired	(13,625,389)	(107,995,681)	(15,360,831)	(124,247,909)
Decrease	(9,806,989)	$(77,727,357)	(3,803,286)	$(28,328,743)

Class F Shares
Shares sold	5,908,616	$46,822,342	223,099,706	$1,853,820,570
Reinvestment of distributions	2,713,539	21,491,423	9,226,633	74,744,905
Shares reacquired	(76,936,718)	(611,476,663)	(480,709,494)	(3,931,866,774)
Decrease	(68,314,563)	$(543,162,898)	(248,383,155)	$(2,003,301,299)

Class F3 Shares
Shares sold	1,335,497	$10,604,803	18,937,737	$156,939,617
Reinvestment of distributions	742,948	5,898,792	1,200,025	9,641,078
Shares reacquired	(10,181,582)	(80,875,748)	(14,011,424)	(112,670,636)
Increase (decrease)	(8,103,137)	$(64,372,153)	6,126,338	$53,910,059

Class I Shares
Shares sold	85,886,579	$683,287,208	606,334,430	$4,988,180,905
Reinvestment of distributions	11,512,245	91,307,370	14,338,287	114,879,226
Shares reacquired	(150,824,980)	(1,195,279,279)	(381,811,809)	(3,079,125,145)
Increase (decrease)	(53,426,156)	$(420,684,701)	238,860,908	$2,023,934,986

Notes to Financial Statements (continued)

Floating Rate Fund	Six Months Ended May 31, 2023 (unaudited	)	Year Ended November 30, 2022
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	14,935	$118,965	25,158	$206,172
Reinvestment of distributions	4,984	39,560	5,436	43,684
Shares reacquired	(53,210)	(423,160)	(8,214)	(65,996)
Increase (decrease)	(33,291)	$(264,635)	22,380	$183,860

Class R3 Shares
Shares sold	1,138,232	$9,012,288	6,095,753	$50,054,168
Reinvestment of distributions	367,995	2,918,705	389,365	3,118,181
Shares reacquired	(1,427,825)	(11,323,212)	(2,942,038)	(23,586,626)
Increase	78,402	$607,781	3,543,080	$29,585,723

Class R4 Shares
Shares sold	14,165	$112,425	172,529	$1,434,239
Reinvestment of distributions	6,929	54,912	9,318	75,092
Shares reacquired	(21,420)	(169,197)	(280,786)	(2,279,710)
Decrease	(326)	$(1,860)	(98,939)	$(770,379)

Class R5 Shares
Shares sold	110,227	$874,040	168,199	$1,388,342
Reinvestment of distributions	12,107	96,126	13,630	110,026
Shares reacquired	(63,770)	(507,491)	(268,056)	(2,201,364)
Increase (decrease)	58,564	$462,675	(86,227)	$(702,996)

Class R6 Shares
Shares sold	755,239	$5,994,185	1,575,475	$12,926,315
Reinvestment of distributions	327,771	2,602,869	478,628	3,859,179
Shares reacquired	(5,570,654)	(44,137,812)	(4,385,292)	(35,813,935)
Decrease	(4,487,644)	$(35,540,758)	(2,331,189)	$(19,028,441)

High Yield Fund	Six Months Ended May 31, 2023 (unaudited	)	Year Ended November 30, 2022
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	12,272,487	$75,901,106	39,440,803	$260,445,358
Reinvestment of distributions	3,497,357	21,550,220	7,218,196	47,786,513
Shares reacquired	(20,842,782)	(128,773,764)	(64,361,448)	(424,379,451)
Decrease	(5,072,938)	$(31,322,438)	(17,702,449)	$(116,147,580)

Class C Shares
Shares sold	1,787,715	$11,013,964	2,030,320	$13,570,137
Reinvestment of distributions	688,742	4,222,296	1,520,744	10,043,719
Shares reacquired	(5,321,021)	(32,681,539)	(11,560,838)	(76,407,206)
Decrease	(2,844,564)	$(17,445,279)	(8,009,774)	$(52,793,350)

Notes to Financial Statements (continued)

High Yield Fund	Six Months Ended May 31, 2023 (unaudited	)	Year Ended November 30, 2022
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	5,636,727	$34,817,284	56,823,712	$386,605,104
Reinvestment of distributions	1,606,274	9,889,445	10,597,812	71,936,934
Shares reacquired	(42,929,091)	(265,504,158)	(295,526,821)	(1,961,441,232)
Decrease	(35,686,090)	$(220,797,429)	(228,105,297)	$(1,502,899,194)

Class F3 Shares
Shares sold	14,039,081	$87,157,067	16,179,231	$109,046,931
Reinvestment of distributions	2,965,043	18,358,113	5,519,954	36,722,323
Shares reacquired	(11,478,006)	(71,243,164)	(30,890,134)	(209,533,180)
Increase (decrease)	5,526,118	$34,272,016	(9,190,949)	$(63,763,926)

Class I Shares
Shares sold	82,168,335	$511,152,137	278,827,578	$1,852,879,716
Reinvestment of distributions	8,135,232	50,360,226	14,236,856	94,205,619
Shares reacquired	(100,504,111)	(622,412,343)	(247,331,271)	(1,645,980,484)
Increase (decrease)	(10,200,544)	$(60,899,980)	45,733,163	$301,104,851

Class P Shares
Shares sold	–	$–	168	$1,221
Reinvestment of distributions	–	–	129	928
Shares reacquired	–	–	(6,107)	(41,708)
Decrease	–	$–	(5,810)	$(39,559)

Class R2 Shares
Shares sold	40,703	$252,595	189,604	$1,256,868
Reinvestment of distributions	21,181	131,321	40,826	271,789
Shares reacquired	(59,031)	(368,330)	(325,361)	(2,187,907)
Increase (decrease)	2,853	$15,586	(94,931)	$(659,250)

Class R3 Shares
Shares sold	787,267	$4,887,193	2,577,736	$18,263,802
Reinvestment of distributions	401,735	2,490,809	817,828	5,452,301
Shares reacquired	(1,380,537)	(8,586,219)	(4,838,182)	(32,376,889)
Decrease	(191,535)	$(1,208,217)	(1,442,618)	$(8,660,786)

Class R4 Shares
Shares sold	1,272,684	$7,860,816	3,179,168	$21,434,373
Reinvestment of distributions	262,525	1,617,827	511,880	3,387,723
Shares reacquired	(2,732,923)	(16,885,302)	(4,406,344)	(29,826,596)
Decrease	(1,197,714)	$(7,406,659)	(715,296)	$(5,004,500)

Class R5 Shares
Shares sold	3,625,079	$22,308,561	5,542,118	$37,229,844
Reinvestment of distributions	1,068,683	6,612,926	2,051,835	13,617,167
Shares reacquired	(8,625,939)	(53,597,686)	(9,180,667)	(61,136,182)
Decrease	(3,932,177)	$(24,676,199)	(1,586,714)	$(10,289,171)

Notes to Financial Statements (continued)

High Yield Fund	Six Months Ended May 31, 2023 (unaudited	)	Year Ended November 30, 2022
Class R6 Shares	Shares	Amount	Shares	Amount
Shares sold	12,857,547	$79,718,971	26,766,823	$177,366,559
Reinvestment of distributions	2,707,500	16,765,537	5,059,481	33,614,822
Shares reacquired	(21,356,884)	(132,069,196)	(32,324,269)	(220,592,034)
Decrease	(5,791,837)	$(35,584,688)	(497,965)	$(9,610,653)

Income Fund	Six Months Ended May 31, 2023 (unaudited	)	Year Ended November 30, 2022
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	49,116,149	$119,362,039	62,162,447	$163,171,323
Reinvestment of distributions	8,804,046	21,333,502	21,383,847	57,306,353
Shares reacquired	(52,693,353)	(127,747,931)	(107,377,317)	(278,873,448)
Increase (decrease)	5,226,842	$12,947,610	(23,831,023)	$(58,395,772)

Class C Shares
Shares sold	2,514,004	$6,132,755	2,384,413	$6,078,219
Reinvestment of distributions	362,645	882,331	1,134,455	3,094,483
Shares reacquired	(4,021,405)	(9,791,774)	(11,840,076)	(30,742,970)
Decrease	(1,144,756)	$(2,776,688)	(8,321,208)	$(21,570,268)

Class F Shares
Shares sold	15,122,422	$36,766,508	22,785,665	$61,854,861
Reinvestment of distributions	830,891	2,012,082	6,068,003	16,901,651
Shares reacquired	(35,732,946)	(87,098,382)	(173,225,894)	(468,252,316)
Decrease	(19,779,633)	$(48,319,792)	(144,372,226)	$(389,495,804)

Class F3 Shares
Shares sold	107,004,352	$260,028,212	120,809,572	$322,249,738
Reinvestment of distributions	9,480,905	22,975,738	20,213,329	53,886,517
Shares reacquired	(50,511,298)	(122,677,825)	(117,293,655)	(302,914,934)
Increase	65,973,959	$160,326,125	23,729,246	$73,221,321

Class I Shares
Shares sold	164,890,697	$401,986,709	209,085,480	$550,134,265
Reinvestment of distributions	5,598,371	13,589,912	5,763,915	14,757,067
Shares reacquired	(38,895,497)	(94,497,250)	(81,771,323)	(207,493,671)
Increase	131,593,571	$321,079,371	133,078,072	$357,397,661

Class R2 Shares
Shares sold	14,598	$35,767	32,128	$88,739
Reinvestment of distributions	9,785	23,889	22,698	61,333
Shares reacquired	(5,574)	(13,707)	(45,976)	(122,867)
Increase	18,809	$45,949	8,850	$27,205

Notes to Financial Statements (continued)

Income Fund	Six Months Ended May 31, 2023 (unaudited	)	Year Ended November 30, 2022
Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	2,075,785	$5,037,426	3,074,544	$8,557,053
Reinvestment of distributions	436,894	1,063,037	1,018,563	2,734,020
Shares reacquired	(1,219,527)	(2,969,243)	(3,391,650)	(8,825,962)
Increase	1,293,152	$3,131,220	701,457	$2,465,111

Class R4 Shares
Shares sold	170,911	$414,822	1,520,949	$3,907,241
Reinvestment of distributions	12,752	30,941	32,168	85,947
Shares reacquired	(128,099)	(309,328)	(566,383)	(1,448,474)
Increase	55,564	$136,435	986,734	$2,544,714

Class R5 Shares
Shares sold	217,866	$531,489	439,432	$1,178,940
Reinvestment of distributions	15,441	37,411	34,193	90,960
Shares reacquired	(67,024)	(162,923)	(1,935,157)	(4,976,467)
Increase (decrease)	166,283	$405,977	(1,461,532)	$(3,706,567)

Class R6 Shares
Shares sold	2,768,122	$6,681,980	7,796,735	$20,226,217
Reinvestment of distributions	252,348	611,465	594,866	1,588,835
Shares reacquired	(2,166,950)	(5,256,998)	(10,735,749)	(26,305,843)
Increase (decrease)	853,520	$2,036,447	(2,344,148)	$(4,490,791)

Inflation Focused Fund	Six Months Ended May 31, 2023 (unaudited	)	Year Ended November 30, 2022
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,845,378	$21,415,603	22,268,421	$274,298,360
Reinvestment of distributions	689,349	8,006,672	1,432,330	17,289,484
Shares reacquired	(15,136,770)	(176,099,018)	(28,198,666)	(339,889,525)
Decrease	(12,602,043)	$(146,676,743)	(4,497,915)	$(48,301,681)

Class C Shares
Shares sold	250,596	$2,915,043	3,489,212	$43,047,772
Reinvestment of distributions	118,593	1,379,225	195,789	2,359,080
Shares reacquired	(2,503,732)	(29,175,869)	(3,048,228)	(36,376,882)
Increase (decrease)	(2,134,543)	$(24,881,601)	636,773	$9,029,970

Class F Shares
Shares sold	872,726	$10,168,833	67,756,340	$838,867,342
Reinvestment of distributions	332,939	3,870,998	2,442,648	29,939,325
Shares reacquired	(16,655,839)	(194,025,263)	(191,685,285)	(2,342,798,021)
Decrease	(15,450,174)	$(179,985,432)	(121,486,297)	$(1,473,991,354)

Notes to Financial Statements (continued)

Inflation Focused Fund	Six Months Ended May 31, 2023 (unaudited	)	Year Ended November 30, 2022
Class F3 Shares	Shares	Amount	Shares	Amount
Shares sold	780,249	$9,087,257	23,296,467	$287,008,170
Reinvestment of distributions	476,229	5,537,019	961,563	11,574,025
Shares reacquired	(11,641,524)	(135,612,788)	(16,826,750)	(201,317,101)
Increase (decrease)	(10,385,046)	$(120,988,512)	7,431,280	$97,265,094

Class I Shares
Shares sold	22,593,889	$262,690,339	174,660,252	$2,127,952,647
Reinvestment of distributions	2,225,275	25,835,096	4,047,123	48,560,681
Shares reacquired	(62,977,453)	(732,267,859)	(132,788,305)	(1,587,370,932)
Increase (decrease)	(38,158,289)	$(443,742,424)	45,919,070	$589,142,396

Class R2 Shares
Shares sold	9,899	$114,939	16,925	$204,829
Reinvestment of distributions	312	3,601	251	2,968
Shares reacquired	(977)	(11,203)	(2,628)	(32,071)
Increase	9,234	$107,337	14,548	$175,726

Class R3 Shares
Shares sold	17,669	$204,913	11,924	$146,407
Reinvestment of distributions	907	10,534	964	11,568
Shares reacquired	(8,969)	(104,654)	(5,526)	(66,975)
Increase	9,607	$110,793	7,362	$91,000

Class R4 Shares
Shares sold	68,546	$795,403	29,188	$346,200
Reinvestment of distributions	2,890	33,561	3,248	39,103
Shares reacquired	(14,310)	(165,578)	(50,448)	(607,982)
Increase (decrease)	57,126	$663,386	(18,012)	$(222,679)

Class R5 Shares
Shares sold	140,816	$1,639,878	40,343	$491,893
Reinvestment of distributions	924	10,693	856	10,222
Shares reacquired	(17,462)	(202,339)	(24,996)	(299,791)
Increase	124,278	$1,448,232	16,203	$202,324

Class R6 Shares
Shares sold	457,654	$5,319,474	338,028	$4,126,622
Reinvestment of distributions	12,182	141,301	27,006	326,394
Shares reacquired	(614,916)	(7,149,250)	(738,633)	(9,022,895)
Decrease	(145,080)	$(1,688,475)	(373,599)	$(4,569,879)

Notes to Financial Statements (continued)

Short Duration Core Bond Fund	Six Months Ended May 31, 2023 (unaudited	)	Year Ended November 30, 2022
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	6,178,013	$56,500,457	6,403,922	$59,524,202
Reinvestment of distributions	179,765	1,646,061	137,792	1,279,326
Shares reacquired	(2,787,056)	(25,531,524)	(6,457,288)	(59,720,479)
Increase	3,570,722	$32,614,994	84,426	$1,083,049

Class C Shares
Shares sold	209,169	$1,913,775	457,372	$4,270,467
Reinvestment of distributions	10,011	91,587	8,953	83,030
Shares reacquired	(147,815)	(1,352,487)	(390,899)	(3,644,705)
Increase	71,365	$652,875	75,426	$708,792

Class F Shares
Shares sold	2,013,273	$18,410,250	3,627,701	$34,474,797
Reinvestment of distributions	73,306	670,706	161,195	1,517,970
Shares reacquired	(1,070,019)	(9,815,432)	(12,377,499)	(116,115,585)
Increase (decrease)	1,016,560	$9,265,524	(8,588,603)	$(80,122,818)

Class F3 Shares
Shares sold	1,741,217	$15,943,350	3,616,311	$33,376,004
Reinvestment of distributions	90,718	829,974	37,695	345,144
Shares reacquired	(1,037,334)	(9,499,770)	(419,407)	(3,842,017)
Increase	794,601	$7,273,554	3,234,599	$29,879,131

Class I Shares
Shares sold	13,954,914	$127,756,014	21,479,031	$203,967,439
Reinvestment of distributions	455,074	4,163,520	323,371	3,002,962
Shares reacquired	(5,331,254)	(48,775,714)	(9,653,659)	(90,247,232)
Increase	9,078,734	$83,143,820	12,148,743	$116,723,169

Class R3 Shares
Shares sold	11,136	$101,807	70,174	$654,719
Reinvestment of distributions	1,308	11,963	1,050	9,657
Shares reacquired	(11,595)	(105,800)	(13,534)	(123,739)
Increase	849	$7,970	57,690	$540,637

Class R4 Shares
Shares sold	970	$8,916	–	$–
Reinvestment of distributions	6	57	–	–
Shares reacquired	–	(2)	–	–
Increase	976	$8,971	–	$–

Class R6 Shares
Shares sold	16,666	$152,508	17,221	$160,929
Reinvestment of distributions	1,872	17,128	2,821	26,265
Shares reacquired	(48,319)	(442,087)	(17,212)	(162,501)
Increase (decrease)	(29,781)	$(272,451)	2,830	$24,693

Notes to Financial Statements (continued)

Short Duration Income Fund	Six Months Ended May 31, 2023 (unaudited	)	Year Ended November 30, 2022
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	185,856,100	$716,177,258	490,607,745	$1,963,200,375
Reinvestment of distributions	43,227,747	166,503,798	73,945,545	292,377,093
Shares reacquired	(523,138,771)	(2,015,159,894)	(1,274,291,499)	(5,070,978,902)
Decrease	(294,054,924)	$(1,132,478,838)	(709,738,209)	$(2,815,401,434)

Class C Shares
Shares sold	20,880,924	$80,941,778	50,330,721	$202,641,707
Reinvestment of distributions	8,603,384	33,339,349	14,230,438	56,577,940
Shares reacquired	(109,855,773)	(425,753,376)	(309,426,259)	(1,238,564,491)
Decrease	(80,371,465)	$(311,472,249)	(244,865,100)	$(979,344,844)

Class F Shares
Shares sold	162,505,137	$626,412,505	1,568,855,724	$6,337,768,151
Reinvestment of distributions	22,325,299	85,941,267	91,866,479	366,514,517
Shares reacquired	(1,137,804,042)	(4,384,750,335)	(6,522,252,791)	(26,108,886,894)
Decrease	(952,973,606)	$(3,672,396,563)	(4,861,530,588)	$(19,404,604,226)

Class F3 Shares
Shares sold	207,748,511	$801,717,934	680,026,268	$2,725,996,746
Reinvestment of distributions	27,780,354	107,098,196	40,420,017	159,685,720
Shares reacquired	(289,220,906)	(1,115,609,530)	(614,627,147)	(2,438,248,185)
Increase (decrease)	(53,692,041)	$(206,793,400)	105,819,138	$447,434,281

Class I Shares
Shares sold	2,215,480,854	$8,532,313,101	6,901,169,782	$27,454,118,771
Reinvestment of distributions	131,652,730	506,217,731	147,751,134	579,429,805
Shares reacquired	(1,899,755,575)	(7,313,510,810)	(3,288,581,346)	(12,943,262,670)
Increase	447,378,009	$1,725,020,022	3,760,339,570	$15,090,285,906

Class R2 Shares
Shares sold	272,449	$1,051,664	354,528	$1,418,626
Reinvestment of distributions	27,710	106,727	49,607	195,880
Shares reacquired	(203,706)	(783,289)	(1,137,216)	(4,476,566)
Increase (decrease)	96,453	$375,102	(733,081)	$(2,862,060)

Class R3 Shares
Shares sold	4,717,740	$18,193,366	16,752,343	$67,016,218
Reinvestment of distributions	1,796,445	6,925,554	2,563,596	10,127,569
Shares reacquired	(10,938,103)	(42,163,949)	(24,449,922)	(97,446,789)
Decrease	(4,423,918)	$(17,045,029)	(5,133,983)	$(20,303,002)

Class R4 Shares
Shares sold	5,844,010	$22,575,559	16,279,331	$65,283,533
Reinvestment of distributions	644,301	2,484,984	949,088	3,749,715
Shares reacquired	(6,191,857)	(23,921,652)	(19,490,244)	(77,319,388)
Increase (decrease)	296,454	$1,138,891	(2,261,825)	$(8,286,140)

Notes to Financial Statements (continued)

Short Duration Income Fund	Six Months Ended May 31, 2023 (unaudited	)	Year Ended November 30, 2022
Class R5 Shares	Shares	Amount	Shares	Amount
Shares sold	1,658,855	$6,378,719	7,366,090	$29,208,887
Reinvestment of distributions	360,031	1,384,396	473,092	1,860,216
Shares reacquired	(3,445,170)	(13,264,726)	(5,964,672)	(23,708,173)
Increase (decrease)	(1,426,284)	$(5,501,611)	1,874,510	$7,360,930

Class R6 Shares
Shares sold	57,898,287	$223,034,104	164,135,242	$650,020,416
Reinvestment of distributions	5,854,256	22,520,281	7,529,849	29,715,109
Shares reacquired	(62,307,938)	(239,734,234)	(139,519,261)	(554,775,455)
Increase	1,444,605	$5,820,151	32,145,830	$124,960,070

Total Return Fund	Six Months Ended May 31, 2023 (unaudited	)	Year Ended November 30, 2022
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	10,532,356	$93,080,051	14,228,110	$133,168,928
Reinvestment of distributions	2,241,327	19,752,478	4,103,051	38,953,806
Shares reacquired	(13,059,444)	(115,398,121)	(30,547,930)	(286,337,421)
Decrease	(285,761)	$(2,565,592)	(12,216,769)	$(114,214,687)

Class C Shares
Shares sold	434,468	$3,835,073	378,154	$3,549,253
Reinvestment of distributions	64,086	564,340	142,128	1,358,434
Shares reacquired	(912,073)	(8,037,473)	(2,266,905)	(21,200,363)
Decrease	(413,519)	$(3,638,060)	(1,746,623)	$(16,292,676)

Class F Shares
Shares sold	2,466,938	$21,786,945	10,394,306	$100,480,992
Reinvestment of distributions	417,361	3,677,765	2,110,774	20,601,043
Shares reacquired	(19,466,877)	(172,158,725)	(86,350,774)	(826,335,367)
Decrease	(16,582,578)	$(146,694,015)	(73,845,694)	$(705,253,332)

Class F3 Shares
Shares sold	13,568,213	$119,940,207	16,533,652	$156,710,513
Reinvestment of distributions	1,905,732	16,801,959	3,269,704	31,013,961
Shares reacquired	(9,645,950)	(85,219,745)	(22,715,218)	(214,115,018)
Increase (decrease)	5,827,995	$51,522,421	(2,911,862)	$(26,390,544)

Class I Shares
Shares sold	40,775,610	$361,434,661	66,474,053	$622,399,434
Reinvestment of distributions	1,933,555	17,076,662	2,223,353	20,683,532
Shares reacquired	(15,499,260)	(137,152,621)	(22,853,408)	(209,265,780)
Increase	27,209,905	$241,358,702	45,843,998	$433,817,186

Notes to Financial Statements (continued)

Total Return Fund	Six Months Ended May 31, 2023 (unaudited	)	Year Ended November 30, 2022
Class P Shares	Shares	Amount	Shares	Amount
Shares sold	1,677	$14,876	4,293	$41,278
Reinvestment of distributions	1,171	10,371	2,116	20,248
Shares reacquired	(3,237)	(28,931)	(14,962)	(142,881)
Decrease	(389)	$(3,684)	(8,553)	$(81,355)

Class R2 Shares
Shares sold	5,989	$52,729	12,145	$115,184
Reinvestment of distributions	2,709	23,868	4,465	42,426
Shares reacquired	(4,342)	(38,014)	(47,595)	(464,350)
Increase (decrease)	4,356	$38,583	(30,985)	$(306,740)

Class R3 Shares
Shares sold	409,598	$3,610,762	488,238	$4,650,109
Reinvestment of distributions	63,142	556,359	115,568	1,098,695
Shares reacquired	(455,000)	(4,013,186)	(1,026,780)	(9,608,266)
Increase (decrease)	17,740	$153,935	(422,974)	$(3,859,462)

Class R4 Shares
Shares sold	732,837	$6,461,545	1,078,982	$10,187,678
Reinvestment of distributions	40,185	354,097	63,283	601,435
Shares reacquired	(724,820)	(6,396,615)	(1,898,691)	(18,141,072)
Increase (decrease)	48,202	$419,027	(756,426)	$(7,351,959)

Class R5 Shares
Shares sold	289,052	$2,546,465	1,308,996	$12,912,920
Reinvestment of distributions	34,221	301,687	238,298	2,277,634
Shares reacquired	(588,600)	(5,196,272)	(6,480,259)	(57,182,494)
Decrease	(265,327)	$(2,348,120)	(4,932,965)	$(41,991,940)

Class R6 Shares	Shares	Amount	Shares	Amount
Shares sold	3,424,077	$30,300,058	5,495,944	$52,428,664
Reinvestment of distributions	459,232	4,051,320	833,626	7,918,087
Shares reacquired	(2,930,810)	(25,907,769)	(9,342,952)	(88,847,687)
Increase (decrease)	952,499	$8,443,609	(3,013,382)	$(28,500,936)

Ultra Short Bond Fund	Six Months Ended May 31, 2023 (unaudited	)	Year Ended November 30, 2022
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	50,383,971	$496,577,381	201,031,660	$1,996,294,785
Reinvestment of distributions	8,524,149	84,078,228	9,489,914	93,398,466
Shares reacquired	(174,469,654)	(1,719,171,203)	(684,513,149)	(6,767,649,390)
Decrease	(115,561,534)	$(1,138,515,594)	(473,991,575)	$(4,677,956,139)

Notes to Financial Statements (concluded)

Ultra Short Bond Fund	Six Months Ended May 31, 2023 (unaudited	)	Year Ended November 30, 2022
Class A1 Shares
Shares sold	10,555	$104,238	168,930	$1,675,747
Reinvestment of distributions	6,722	66,316	7,631	75,197
Shares reacquired	(76,635)	(756,310)	(1,105,431)	(10,955,420)
Decrease	(59,358)	$(585,756)	(928,870)	$(9,204,476)

Class F Shares
Shares sold	23,435,448	$230,640,496	160,865,643	$1,596,579,072
Reinvestment of distributions	1,479,515	14,586,889	3,159,355	31,160,512
Shares reacquired	(107,965,157)	(1,064,840,221)	(568,248,109)	(5,626,812,931)
Decrease	(83,050,194)	$(819,612,836)	(404,223,111)	$(3,999,073,347)

Class F3 Shares
Shares sold	27,556,312	$271,705,204	86,723,432	$861,857,028
Reinvestment of distributions	1,124,886	11,095,148	932,686	9,172,907
Shares reacquired	(33,787,064)	(332,873,767)	(62,099,912)	(613,524,756)
Increase (decrease)	(5,105,866)	$(50,073,415)	25,556,206	$257,505,179

Class I Shares
Shares sold	210,664,456	$2,076,525,101	573,124,802	$5,656,176,028
Reinvestment of distributions	7,032,602	69,376,614	4,360,373	42,819,447
Shares reacquired	(197,399,063)	(1,945,552,816)	(310,913,480)	(3,061,132,979)
Increase	20,297,995	$200,348,899	266,571,695	$2,637,862,496

Class R5 Shares
Shares sold	4,697	$46,370	2,809	$27,469
Reinvestment of distributions	292	2,877	254	2,509
Shares reacquired	(539)	(5,314)	(48,874)	(485,552)
Increase (decrease)	4,450	$43,933	(45,811)	$(455,574)

Class R6 Shares
Shares sold	1,092,100	$10,780,378	1,947,328	$19,236,213
Reinvestment of distributions	119,967	1,183,283	123,031	1,210,694
Shares reacquired	(1,936,496)	(19,067,851)	(3,749,329)	(37,042,431)
Decrease	(724,429)	$(7,104,190)	(1,678,970)	$(16,595,524)

Investment Trust – Main Book

(Lord Abbett Convertible Fund, Lord Abbett Core Fixed Income Fund, Lord Abbett Core Plus Bond Fund, Lord Abbett Corporate Bond Fund, Lord Abbett Floating Rate Fund, Lord Abbett High Yield Fund, Lord Abbett Income Fund, Lord Abbett Inflation Focused Fund, Lord Abbett Short Duration Core Bond Fund, Lord Abbett Short Duration Income Fund, Lord Abbett Total Return Fund, and Lord Abbett Ultra Short Bond Fund)

Approval of Advisory Contract

The Board, including all of the Trustees who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of an appropriate benchmark. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. The Independent Trustees also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of one or more appropriate benchmarks; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability to Lord Abbett of providing management and administrative services to the Funds; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund (for each Fund other than Corporate Bond Fund, Income Fund, and Inflation Focused Fund); and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board

Approval of Advisory Contract (continued)

concluded that each Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of its performance peer group and one or more appropriate benchmarks as of various periods ended June 30, 2022. As to Convertible Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-year period and above the median of the performance peer group for the three-, five-, and ten-year periods. As to Core Fixed Income Fund and Floating Rate Fund, the Board observed that the Funds’ investment performance was above the median of the performance peer group for the one-year period and below the median for the three-, five-, and ten-year periods. As to Total Return Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-, three-, five-, and ten-year periods. As to Core Plus Bond Fund, the Board observed that the Fund’s investment performance was equal to the median of the performance peer group for the one- and three-year periods, and above the median of the performance peer group for the five-year period. As to Corporate Bond Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-year period and equal to the median for the three- and five-year periods. As to Short Duration Core Bond Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-year period and below the median for the three- and five-year periods. As to Ultra Short Bond Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-, three- and five-year periods. As to High Yield Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-, three-, and five-year periods, but above the median of the performance peer group for the ten-year period. As to Income Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-, three-, five-, and ten-year periods. As to Short Duration Income Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-year period, equal to the performance peer group median for the three-year period and above the performance peer group median for the five- and ten-year periods. As to Inflation Focused Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-, three-, and five-year periods and below the median of the performance peer group for the ten-year period. The Board observed that the Fund outperformed both of its benchmarks for the three-, five-, and ten-year periods and outperformed one of its benchmarks for the one-year period but underperformed its other benchmark for the one-year period. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that each Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline, and other services provided to each Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Approval of Advisory Contract (continued)

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third-party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how each of the expense level and the actual management fee rates of each Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to Convertible Fund, the Board observed that the net total expense ratio and management fee of the Fund were both above the median of the expense peer group. As to Corporate Bond Fund and Inflation Focused Fund, the Board observed that the net total expense ratio was below the median of the expense peer group and the management fee was equal to the peer group median. As to High Yield Fund, the Board observed that the net total expense ratio was below the median of the expense peer group and the management fee was above the peer group median. As to each other Fund, the Board observed that the net total expense ratio and the management fee were both below the peer group median. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fees paid by each Fund were reasonable in light of all of the factors it considered, including the nature, quality and extent of services provided by Lord Abbett.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether each Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins, without those exclusions, in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to each Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. The Board also considered each Fund’s existing management fee schedule, noting one or more contractual breakpoints in the level of management fee for each Fund other than Ultra Short Bond Fund, and, with respect to Core Plus Bond Fund, Corporate Bond Fund, and Short Duration Core Bond Fund, the Fund’s expense limitation agreement. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of each Fund.

Approval of Advisory Contract (concluded)

Other Benefits to Lord Abbett. As to each Fund, the Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett receives from each Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with each Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of each Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the Agreement on behalf of each Fund. As to each Fund, in considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, each Fund has adopted a Liquidity Risk Management Program and Policy (“Program”). The Program is designed to assess, manage and periodically review each Fund’s liquidity risk. Liquidity risk is defined under Rule 22e-4 as the risk that each Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board has appointed Lord Abbett as the administrator for each Fund’s Program. At the May 17, 2023 meeting, Lord Abbett provided the Board with a report addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the period April 1, 2022 through March 31, 2023. Lord Abbett reported that the Program operated effectively during the period. In particular, Lord Abbett reported that: no Fund breached its 15% limit on illiquid investments at any point during the period and all regulatory reporting related to Rule 22e-4 was completed on time and without issue during the period. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Funds’ prospectus for more information regarding each Fund’s exposure to liquidity risk and other principal risks to which an investment in each Fund may be subject.

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Funds Service Center, P.O. Box 534489, Pittsburgh, PA 15253-4489 (regular mail) or 500 Ross Street 154-0520, Attention: 534489, Pittsburgh, PA 15252 (overnight mail).

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Investment Trust

Lord Abbett Convertible Fund

Lord Abbett Core Fixed Income Fund

Lord Abbett Core Plus Bond Fund

Lord Abbett Corporate Bond Fund

Lord Abbett Floating Rate Fund

Lord Abbett High Yield Fund

Lord Abbett Income Fund

Lord Abbett Inflation Focused Fund

Lord Abbett Short Duration Core Bond Fund

Lord Abbett Short Duration Income Fund

Lord Abbett Total Return Fund

Lord Abbett Ultra Short Bond Fund

LAIT-3 (07/23)

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Multi-Asset Balanced Opportunity Fund

Multi-Asset Income Fund

For the six-month period ended May 31, 2023

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Portfolio Allocation

Schedules of Investments:

7	Multi-Asset Balanced Opportunity Fund

9	Multi-Asset Income Fund

11	Statements of Assets and Liabilities

13	Statements of Operations

14	Statements of Changes in Net Assets

16	Financial Highlights

24	Notes to Financial Statements

43	Supplemental Information to Shareholders

Lord Abbett Investment Trust

Lord Abbett Multi-Asset Balanced Opportunity Fund
and Lord Abbett Multi-Asset Income Fund
Semiannual Report

For the six-month period ended May 31, 2023

From left to right: James L.L. Tullis, Independent Chair of the Lord Abbett Funds and Douglas B. Sieg, Trustee, President and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for the Funds for the six-month period ended May 31, 2023. For additional information about the Funds, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Trustee, President and Chief Executive Officer

1

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2022 through May 31, 2023).

Actual Expenses

For each class of each Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 12/1/22 – 5/31/23” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Multi-Asset Balanced Opportunity Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#
	12/1/22	5/31/23	12/1/22 - 5/31/23
Class A
Actual	$1,000.00	$992.50	$2.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.39	$2.57
Class C
Actual	$1,000.00	$989.40	$6.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.65	$6.34
Class F
Actual	$1,000.00	$993.20	$1.79
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.14	$1.82
Class F3
Actual	$1,000.00	$993.90	$0.89
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.03	$0.91
Class I
Actual	$1,000.00	$993.80	$1.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.64	$1.31
Class P
Actual	$1,000.00	$991.60	$3.48
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.44	$3.53
Class R2
Actual	$1,000.00	$991.00	$4.27
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.64	$4.33
Class R3
Actual	$1,000.00	$991.40	$3.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.19	$3.78
Class R4
Actual	$1,000.00	$993.50	$2.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.39	$2.57
Class R5
Actual	$1,000.00	$993.80	$1.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.64	$1.31
Class R6
Actual	$1,000.00	$994.90	$0.90
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.03	$0.91

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.51% for Class A, 1.26% for Class C, 0.36% for Class F, 0.18% for Class F3, 0.26% for Class I, 0.70% for Class P, 0.86% for Class R2, 0.75% for Class R3, 0.51% for Class R4, 0.26% for Class R5 and 0.18% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).
#	Does not include expenses of the Underlying Funds in which Multi-Asset Balanced Opportunity Fund invests.

3

Portfolio Holdings Presented by Portfolio Allocation

May 31, 2023

Underlying Fund Name	%*
Lord Abbett Investment Trust-Convertible Fund-Class I	1.11%
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	17.26%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund-Class I	19.21%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I	3.90%
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	18.31%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	9.20%
Lord Abbett Investment Trust-High Yield Fund-Class I	6.53%
Lord Abbett Investment Trust-Income Fund-Class I	2.03%
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	4.03%
Lord Abbett Securities Trust-International Equity Fund-Class I	4.53%
Lord Abbett Securities Trust-International Value Fund Class I	3.88%
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	0.90%
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I	9.03%
Repurchase Agreements	0.08%
Total	100.00%

*	Represents percent of total investments, which excludes derivatives.

4

Multi-Asset Income Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#
	12/1/22	5/31/23	12/1/22 - 5/31/23
Class A
Actual	$1,000.00	$1,000.20	$2.49
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.44	$2.52
Class C
Actual	$1,000.00	$996.80	$6.22
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.70	$6.29
Class F
Actual	$1,000.00	$1,000.90	$1.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.19	$1.77
Class F3
Actual	$1,000.00	$1,002.20	$0.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.98	$0.96
Class I
Actual	$1,000.00	$1,001.50	$1.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.68	$1.26
Class R2
Actual	$1,000.00	$998.50	$4.24
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.69	$4.28
Class R3
Actual	$1,000.00	$999.70	$3.74
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.19	$3.78
Class R4
Actual	$1,000.00	$1,000.20	$2.49
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.44	$2.52
Class R5
Actual	$1,000.00	$1,001.50	$1.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.68	$1.26
Class R6
Actual	$1,000.00	$1,002.20	$0.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.98	$0.96

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.50% for Class A, 1.25% for Class C, 0.35% for Class F, 0.19% for Class F3, 0.25% for Class I, 0.85% for Class R2, 0.75% for Class R3, 0.50% for Class R4, 0.25% for Class R5 and 0.19% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).
#	Does not include expenses of the Underlying Funds in which Multi-Asset Income Fund invests.

5

Portfolio Holdings Presented by Portfolio Allocation

May 31, 2023

Underlying Fund Name	%*
Lord Abbett Investment Trust-Convertible Fund-Class I	0.32%
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	33.95%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund-Class I	10.58%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I	3.36%
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	10.40%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	4.50%
Lord Abbett Investment Trust-High Yield Fund-Class I	8.92%
Lord Abbett Investment Trust-Income Fund-Class I	2.03%
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	6.04%
Lord Abbett Securities Trust-International Equity Fund-Class I	4.98%
Lord Abbett Securities Trust-International Value Fund-Class I	3.95%
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	0.97%
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I	9.92%
Repurchase Agreements	0.08%
Total	100.00%

*	Represents percent of total investments, which excludes derivatives.

6

Schedule of Investments (unaudited)

MULTI-ASSET BALANCED OPPORTUNITY FUND May 31, 2023

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.65%

INVESTMENTS IN UNDERLYING FUNDS(a)(b) 99.65%
Lord Abbett Investment Trust-Convertible Fund-Class I(c)	1,737,462	$21,214,407
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(d)	35,507,528	330,930,157
Lord Abbett Research Fund, Inc.-Dividend Growth Fund-Class I(e)	21,009,863	368,302,903
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I(f)	18,975,963	74,765,293
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I*(g)	29,794,244	350,976,200
Lord Abbett Securities Trust-Growth Leaders Fund-Class I*(h)	6,008,921	176,301,734
Lord Abbett Investment Trust-High Yield Fund-Class I(i)	20,465,689	125,250,018
Lord Abbett Investment Trust-Income Fund-Class I(j)	16,157,952	38,940,664
Lord Abbett Investment Trust-Inflation Focused Fund-Class I(k)	6,697,123	77,150,851
Lord Abbett Securities Trust-International Equity Fund-Class I(l)	6,612,427	86,887,294
Lord Abbett Securities Trust-International Value Fund-Class I(m)	10,547,594	74,466,016
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(j)	4,501,550	17,240,937
Lord Abbett Investment Trust-Ultra Short Bond Fund(n)	17,532,923	173,049,950
Total Investments in Underlying Funds (cost 2,046,196,068)		1,915,476,424

OPTIONS PURCHASED 0.05% (cost $569,031)		862,118

	Principal Amount
SHORT-TERM INVESTMENTS 0.08%

REPURCHASE AGREEMENTS 0.08%
Repurchase Agreement dated 5/31/2023, 2.60% due 6/1/2023 with Fixed Income Clearing Corp. collateralized by $1,711,000 of U.S. Treasury Note at 0.50% due 2/28/2026; value: $1,551,797; proceeds: $1,521,469 (cost $1,521,359)	$1,521,359	1,521,359
Total Investments in Securities 99.78% (cost $2,048,286,458)		1,917,859,901
Other Assets and Liabilities – Net(o) 0.22%		4,274,516
Net Assets 100.00%		$1,922,134,417

*	Non-income producing security.
(a)	Affiliated issuers (See Note 12).
(b)	These investments offer daily redemptions.
(c)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(d)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek current income and capital appreciation.
(f)	Fund investment objective is to seek high total return.
(g)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(h)	Fund investment objective is to seek capital appreciation.

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(concluded)

MULTI-ASSET BALANCED OPPORTUNITY FUND May 31, 2023

(i)	Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(j)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(k)	Fund investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle and to seek current income.
(l)	Fund investment objective is to seek long-term capital appreciation.
(m)	Fund investment objective is to seek a high level of total return.
(n)	Fund investment objective is to seek current income consistent with the preservation of capital.
(o)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on futures contracts and options purchased as follows:

OTC Options Purchased at May 31, 2023:

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price	Notional Amount	Value
EUR vs. USD, Put	Bank of America	37,675,000	8/18/2023	$1.075	$37,675,000	$545,549
EUR vs. USD, Put	Goldman Sachs	37,675,000	8/18/2023	1.06	37,675,000	316,569
Total OTC Options Purchased						$862,118

Futures Contracts at May 31, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
E-Mini Russell 1000 Index	June 2023	942	Short	$(102,789,631)	$(107,877,840)	$(5,088,209)

The following is a summary of the inputs used as of May 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Investments in Underlying Funds	$1,915,476,424	$–	$–	$1,915,476,424
OTC Options Purchased	–	862,118	–	862,118
Short-Term Investments
Repurchase Agreements	–	1,521,359	–	1,521,359
Total	$1,915,476,424	$2,383,477	$–	$1,917,859,901

Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(5,088,209)	–	–	(5,088,209)
Total	$(5,088,209)	$–	$–	$(5,088,209)

(1)	Refer to Note 2(m) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment in Underlying Funds. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)

MULTI-ASSET INCOME FUND May 31, 2023

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.64%

INVESTMENTS IN UNDERLYING FUNDS(a)(b) 99.64%
Lord Abbett Investment Trust-Convertible Fund-Class I(c)	233,317	$2,848,801
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(d)	32,037,112	298,585,880
Lord Abbett Research Fund, Inc.-Dividend Growth Fund-Class I(e)	5,309,362	93,073,119
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I(f)	7,509,352	29,586,848
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I*(g)	7,761,591	91,431,545
Lord Abbett Securities Trust-Growth Leaders Fund-Class I*(h)	1,347,754	39,543,102
Lord Abbett Investment Trust-High Yield Fund-Class I(i)	12,812,226	78,410,820
Lord Abbett Investment Trust-Income Fund-Class I(j)	7,403,197	17,841,704
Lord Abbett Investment Trust-Inflation Focused Fund-Class I(k)	4,609,902	53,106,068
Lord Abbett Securities Trust-International Equity Fund-Class I(l)	3,334,466	43,814,888
Lord Abbett Securities Trust-International Value Fund-Class I(m)	4,920,511	34,738,807
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(j)	2,230,693	8,543,553
Lord Abbett Investment Trust-Ultra Short Bond Fund(n)	8,839,488	87,245,750
Total Investments in Underlying Funds (cost 948,733,449)		878,770,885

OPTIONS PURCHASED 0.05% (cost $261,671)		396,449

	Principal Amount
SHORT-TERM INVESTMENTS 0.08%

REPURCHASE AGREEMENTS 0.08%
Repurchase Agreement dated 5/31/2023, 2.60% due 6/1/2023 with Fixed Income Clearing Corp. collateralized by $741,500 of U.S. Treasury Note at 4.625% due 3/15/2026; value: $758,176; proceeds: $743,317 (cost $743,263)	$743,263	743,263
Total Investments in Securities 99.77% (cost $949,738,383)		879,910,597
Other Assets and Liabilities – Net(0) 0.23%		2,017,573
Net Assets 100.00%		$881,928,170

*	Non-income producing security.
(a)	Affiliated issuers (See Note 12).
(b)	These investments offer daily redemptions.
(c)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(d)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek current income and capital appreciation.
(f)	Fund investment objective is to seek high total return.
(g)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(h)	Fund investment objective is to seek capital appreciation.

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(concluded)

MULTI-ASSET INCOME FUND May 31, 2023

(i)	Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(j)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(k)	Fund investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle and to seek current income.
(l)	Fund investment objective is to seek long-term capital appreciation.
(m)	Fund investment objective is to seek a high level of total return.
(n)	Fund investment objective is to seek current income consistent with the preservation of capital.
(o)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on futures contracts and options purchased as follows:

OTC Options Purchased at May 31, 2023:

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price	Notional Amount	Value
EUR vs. USD, Put	Bank of America	17,325,000	8/18/2023	$1.075	$17,325,000	$250,873
EUR vs. USD, Put	Goldman Sachs	17,325,000	8/18/2023	1.06	17,325,000	145,576
Total OTC Options Purchased						$396,449

Futures Contracts at May 31, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
E-Mini Russell 1000 Index	June 2023	441	Short	$(48,117,593)	$(50,503,320)	$(2,385,727)

The following is a summary of the inputs used as of May 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Investments in Underlying Funds	$878,770,885	$–	$–	$878,770,885
OTC Options Purchased	–	396,449	–	396,449
Short-Term Investments
Repurchase Agreements	–	743,263	–	743,263
Total	$878,770,885	$1,139,712	$–	$879,910,597

Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(2,385,727)	–	–	(2,385,727)
Total	$(2,385,727)	$–	$–	$(2,385,727)

(1)	Refer to Note 2(m) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each in each investment in Underlying Funds. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

10	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)

May 31, 2023

	Multi-Asset Balanced Opportunity Fund	Multi-Asset Income Fund
ASSETS:
Investments in securities, at cost	$2,090,390	$1,004,934
Investments in Underlying Funds, at cost	2,046,196,068	948,733,449
Investments in securities, at fair value	$2,383,477	$1,139,712
Investments in Underlying Funds, at value	1,915,476,424	878,770,885
Cash	3	3
Deposits with brokers for futures collateral	6,782,400	3,175,200
Foreign cash, at value (cost $312 and $0, respectively)	35	–
Receivables:
Interest and dividends	3,452,102	2,349,135
Investments in Underlying Funds sold	1,268,994	589,403
Variation margin for futures contracts	590,689	273,854
Capital shares sold	499,457	159,296
Prepaid expenses and other assets	75,698	87,025
Total assets	1,930,529,279	886,544,513
LIABILITIES:
Payables:
Investments in Underlying Funds purchased	3,441,517	2,344,265
Capital shares reacquired	2,976,416	1,285,937
Premiums for OTC options purchased	569,031	261,671
Trustees’ fees	375,728	169,161
12b-1 distribution plan	318,487	203,152
Management fee	165,445	76,234
Fund administration	66,179	30,494
Foreign currency overdraft (cost $0 and $259, respectively)	–	395
Distributions payable	73,372	86,419
Accrued expenses	408,687	158,615
Total liabilities	8,394,862	4,616,343
NET ASSETS	$1,922,134,417	$881,928,170
COMPOSITION OF NET ASSETS:
Paid-in capital	$2,248,688,813	$1,059,294,930
Total distributable earnings (loss)	(326,554,396)	(177,366,760)
Net Assets	$1,922,134,417	$881,928,170

See Notes to Financial Statements.	11

Statements of Assets and Liabilities (unaudited)(concluded)

May 31, 2023

	Multi-Asset Balanced Opportunity Fund	Multi-Asset Income Fund
Net assets by class:
Class A Shares	$1,690,693,595	$673,884,864
Class C Shares	$85,351,854	$64,079,999
Class F Shares	$10,760,462	$22,896,781
Class F3 Shares	$41,760	$533,899
Class I Shares	$66,276,820	$102,315,060
Class P Shares	$443,909	$–
Class R2 Shares	$605,993	$216,577
Class R3 Shares	$47,312,809	$14,908,799
Class R4 Shares	$11,027,195	$2,655,287
Class R5 Shares	$128,172	$38,114
Class R6 Shares	$9,491,848	$398,790
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	166,833,307	46,785,697
Class C Shares	8,494,425	4,365,261
Class F Shares	1,061,769	1,589,619
Class F3 Shares	4,101	37,202
Class I Shares	6,540,273	7,152,753
Class P Shares	44,079	–
Class R2 Shares	57,996	14,561
Class R3 Shares	4,679,240	1,034,891
Class R4 Shares	1,088,026	184,350
Class R5 Shares	12,617	2,663
Class R6 Shares	933,424	27,791
Net Asset Value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$10.13	$14.40
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$10.36	$14.73
Class C Shares-Net asset value	$10.05	$14.68
Class F Shares-Net asset value	$10.13	$14.40
Class F3 Shares-Net asset value	$10.18	$14.35
Class I Shares-Net asset value	$10.13	$14.30
Class P Shares-Net asset value	$10.07	$ –
Class R2 Shares-Net asset value	$10.45	$14.87
Class R3 Shares-Net asset value	$10.11	$14.41
Class R4 Shares-Net asset value	$10.14	$14.40
Class R5 Shares-Net asset value	$10.16	$14.31
Class R6 Shares-Net asset value	$10.17	$14.35

12	See Notes to Financial Statements.

Statements of Operations (unaudited)

For the Six Months Ended May 31, 2023

	Multi-Asset Balanced Opportunity Fund	Multi-Asset Income Fund
Investment income:
Dividends received from Underlying Funds	$26,058,597	$16,329,464
Interest and other	12,083	12,288
Total investment income	26,070,680	16,341,752
Expenses:
Management fee	995,493	467,678
12b-1 distribution plan-Class A	2,167,580	871,861
12b-1 distribution plan-Class C	558,348	397,818
12b-1 distribution plan-Class F	9,024	16,408
12b-1 distribution plan-Class P	970	–
12b-1 distribution plan-Class R2	1,784	588
12b-1 distribution plan-Class R3	107,314	37,152
12b-1 distribution plan-Class R4	14,185	3,226
Shareholder servicing	910,067	363,307
Fund administration	398,197	187,071
Registration	98,535	86,877
Reports to shareholders	56,635	27,868
Trustees’ fees	24,942	11,823
Professional	23,952	20,319
Custody	15,677	10,861
Other	19,358	12,273
Gross expenses	5,402,061	2,515,130
Expense reductions (See Note 9)	(26,922)	(12,712)
Fees waived and expenses reimbursed (See Note 3)	(15,677)	(10,861)
Net expenses	5,359,462	2,491,557
Net investment income	20,711,218	13,850,195
Net realized and unrealized gain (loss):
Capital gain distributions received from Underlying Funds	17,228,073	4,750,158
Net realized gain (loss) on Investment in Underlying Funds	(15,204,164)	(15,431,344)
Net realized gain (loss) on investments	(9,850,391)	(4,851,702)
Net realized gain (loss) on futures contracts	3,069,337	956,321
Net realized gain (loss) on OTC written options	2,157,400	1,062,600
Net realized gain (loss) on swap contracts	256,231	120,039
Net realized gain (loss) on foreign currency related transactions	27,952	12,722
Net change in unrealized appreciation/depreciation in Underlying Funds	(30,561,402)	471,679
Net change in unrealized appreciation/depreciation on investments	7,647,423	3,757,070
Net change in unrealized appreciation/depreciation on futures contracts	(7,562,043)	(2,771,683)
Net change in unrealized appreciation/depreciation on OTC written options	(1,579,407)	(777,917)
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	(9,618)	(5,023)
Net realized and unrealized gain (loss)	(34,380,609)	(12,707,080)
Net Increase (Decrease) in Net Assets Resulting From Operations	$(13,669,391)	$1,143,115

See Notes to Financial Statements.	13

Statements of Changes in Net Assets

	Multi-Asset Balanced Opportunity Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended May 31, 2023 (unaudited)	For the Year Ended November 30, 2022
Operations:
Net investment income	$20,711,218	$40,175,203
Capital gain distributions received from Underlying Funds	17,228,073	62,067,168
Net realized gain (loss) on investments in Underlying Funds	(15,204,138)	(220,957,287)
Net realized gain (loss) on investments	(9,850,391)	21,407,889
Net realized gain (loss) on futures contracts, OTC written options, swap contracts and foreign currency related transactions	5,510,894	13,063,073
Net change in unrealized appreciation/depreciation on investments in Underlying Funds	(30,561,402)	(231,377,339)
Net change in unrealized appreciation/depreciation on investments	7,647,423	(7,354,336)
Net change in unrealized appreciation/depreciation on futures contracts, OTC written options and translation of assets and liabilities denominated in foreign currencies	(9,151,068)	2,219,790
Net increase (decrease) in net assets resulting from operations	(13,669,391)	(320,755,839)
Distributions to shareholders:
Class A	(17,534,529)	(376,950,615)
Class C	(675,786)	(35,233,972)
Class F	(188,336)	(13,384,274)
Class F3	(479)	(9,534)
Class I	(711,390)	(7,352,561)
Class P	(4,072)	(131,807)
Class R2	(4,768)	(109,320)
Class R3	(388,922)	(7,935,705)
Class R4	(115,273)	(2,366,576)
Class R5	(1,465)	(31,169)
Class R6	(108,067)	(2,014,555)
Total distributions to shareholders	(19,733,087)	(445,520,088)
Capital share transactions (See Note 14):
Net proceeds from sales of shares	192,895,345	214,390,151
Reinvestment of distributions	19,204,825	435,509,274
Cost of shares reacquired	(345,604,254)	(515,617,581)
Net increase (decrease) in net assets resulting from capital share transactions	(133,504,084)	134,281,844
Net decrease in net assets	(166,906,562)	(631,994,083)
NET ASSETS:
Beginning of period	$2,089,040,979	$2,721,035,062
End of period	$1,922,134,417	$2,089,040,979

14	See Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)

	Multi-Asset Income Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended May 31, 2023 (unaudited)	For the Year Ended November 30, 2022
Operations:
Net investment income	$13,850,195	$24,897,129
Capital gain distributions received from Underlying Funds	4,750,158	22,234,766
Net realized gain (loss) on investments in Underlying Funds	(15,431,344)	(89,250,281)
Net realized gain (loss) on investments	(4,851,702)	10,544,335
Net realized gain (loss) on futures contracts, OTC written options, swap contracts and foreign currency related transactions	2,151,682	3,874,921
Net change in unrealized appreciation/depreciation on investments in Underlying Funds	471,679	(112,509,860)
Net change in unrealized appreciation/depreciation on investments	3,757,070	(3,622,292)
Net change in unrealized appreciation/depreciation on futures contracts, OTC written options and translation of assets and liabilities denominated in foreign currencies	(3,554,623)	301,741
Net increase (decrease) in net assets resulting from operations	1,143,115	(143,529,541)
Distributions to shareholders:
Class A	(10,243,762)	(44,987,167)
Class C	(801,309)	(7,748,205)
Class F	(478,537)	(7,965,508)
Class F3	(8,634)	(74,975)
Class I	(1,717,308)	(3,300,072)
Class P	–	–
Class R2	(2,462)	(7,125)
Class R3	(200,477)	(995,718)
Class R4	(38,014)	(145,589)
Class R5	(640)	(2,930)
Class R6	(6,326)	(60,472)
Total distributions to shareholders	(13,497,469)	(65,287,761)
Capital share transactions (See Note 14):
Net proceeds from sales of shares	79,042,626	203,614,810
Reinvestment of distributions	12,749,678	60,622,463
Cost of shares reacquired	(197,413,324)	(341,971,796)
Net increase (decrease) in net assets resulting from capital share transactions	(105,621,020)	(77,734,523)
Net decrease in net assets	(117,975,374)	(286,551,825)
NET ASSETS:
Beginning of period	$999,903,544	$1,286,455,369
End of period	$881,928,170	$999,903,544

See Notes to Financial Statements.	15

Financial Highlights (unaudited)

MULTI-ASSET BALANCED OPPORTUNITY FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(b)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2023(d)	$10.30	$0.11	$(0.18)	$(0.07)	$(0.10)	$–	$(0.10)
11/30/2022	14.01	0.19	(1.60)	(1.41)	(0.89)	(1.41)	(2.30)
11/30/2021	13.15	0.22	1.42	1.64	(0.51)	(0.27)	(0.78)
11/30/2020	11.60	0.21	1.66	1.87	(0.18)	(0.14)	(0.32)
11/30/2019	11.28	0.24	0.80	1.04	(0.38)	(0.34)	(0.72)
11/30/2018	12.19	0.25	(0.50)	(0.25)	(0.42)	(0.24)	(0.66)
Class C
5/31/2023(d)	10.21	0.07	(0.17)	(0.10)	(0.06)	–	(0.06)
11/30/2022	13.90	0.11	(1.58)	(1.47)	(0.81)	(1.41)	(2.22)
11/30/2021	13.06	0.11	1.41	1.52	(0.41)	(0.27)	(0.68)
11/30/2020	11.53	0.12	1.65	1.77	(0.10)	(0.14)	(0.24)
11/30/2019	11.22	0.16	0.79	0.95	(0.30)	(0.34)	(0.64)
11/30/2018	12.12	0.16	(0.49)	(0.33)	(0.33)	(0.24)	(0.57)
Class F
5/31/2023(d)	10.30	0.12	(0.18)	(0.06)	(0.11)	–	(0.11)
11/30/2022	14.01	0.21	(1.61)	(1.40)	(0.90)	(1.41)	(2.31)
11/30/2021	13.15	0.24	1.42	1.66	(0.53)	(0.27)	(0.80)
11/30/2020	11.60	0.23	1.66	1.89	(0.20)	(0.14)	(0.34)
11/30/2019	11.28	0.26	0.80	1.06	(0.40)	(0.34)	(0.74)
11/30/2018	12.18	0.27	(0.49)	(0.22)	(0.44)	(0.24)	(0.68)
Class F3
5/31/2023(d)	10.35	0.12	(0.17)	(0.05)	(0.12)	–	(0.12)
11/30/2022	14.05	0.23	(1.60)	(1.37)	(0.92)	(1.41)	(2.33)
11/30/2021	13.18	0.17	1.52	1.69	(0.55)	(0.27)	(0.82)
11/30/2020	11.62	0.26	1.65	1.91	(0.21)	(0.14)	(0.35)
11/30/2019	11.29	0.27	0.81	1.08	(0.41)	(0.34)	(0.75)
11/30/2018	12.19	0.28	(0.49)	(0.21)	(0.45)	(0.24)	(0.69)
Class I
5/31/2023(d)	10.30	0.12	(0.17)	(0.05)	(0.12)	–	(0.12)
11/30/2022	14.00	0.22	(1.60)	(1.38)	(0.91)	(1.41)	(2.32)
11/30/2021	13.15	0.25	1.41	1.66	(0.54)	(0.27)	(0.81)
11/30/2020	11.60	0.24	1.66	1.90	(0.21)	(0.14)	(0.35)
11/30/2019	11.28	0.28	0.79	1.07	(0.41)	(0.34)	(0.75)
11/30/2018	12.19	0.28	(0.50)	(0.22)	(0.45)	(0.24)	(0.69)
Class P
5/31/2023(d)	10.24	0.10	(0.18)	(0.08)	(0.09)	–	(0.09)
11/30/2022	13.93	0.18	(1.60)	(1.42)	(0.86)	(1.41)	(2.27)
11/30/2021	13.08	0.19	1.41	1.60	(0.48)	(0.27)	(0.75)
11/30/2020	11.55	0.19	1.64	1.83	(0.16)	(0.14)	(0.30)
11/30/2019	11.23	0.21	0.81	1.02	(0.36)	(0.34)	(0.70)
11/30/2018	12.14	0.22	(0.49)	(0.27)	(0.40)	(0.24)	(0.64)

16	See Notes to Financial Statements.

			Ratios to Average Net Assets:(a)						Supplemental Data:
Net asset value, end of period	Total return(c) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$10.13	(0.75	)(e)	0.51	(f)	0.51	(f)	2.12	(f)	$1,690,694	8	(e)
10.30	(12.00)		0.50		0.51		1.79		1,808,434	104
14.01	12.89		0.49		0.49		1.56		2,293,947	47
13.15	17.09		0.52		0.52		1.81		2,087,948	60
11.60	10.19		0.52		0.52		2.15		1,974,100	25
11.28	(2.18)		0.51		0.51		2.12		1,214,155	31

10.05	(1.06	)(e)	1.26	(f)	1.26	(f)	1.40	(f)	85,352	8	(e)
10.21	(12.62)		1.25		1.26		1.02		135,989	104
13.90	12.01		1.24		1.24		0.78		223,713	47
13.06	16.17		1.27		1.27		1.03		254,523	60
11.53	9.35		1.27		1.27		1.41		337,420	25
11.22	(2.85)		1.26		1.26		1.35		223,823	31

10.13	(0.68	)(e)	0.36	(f)	0.36	(f)	2.36	(f)	10,760	8	(e)
10.30	(11.88)		0.35		0.36		1.89		27,902	104
14.01	13.06		0.34		0.34		1.73		84,162	47
13.15	17.26		0.37		0.37		1.97		70,406	60
11.60	10.35		0.37		0.37		2.31		73,256	25
11.28	(1.95)		0.36		0.36		2.27		46,998	31

10.18	(0.61	)(e)	0.18	(f)	0.18	(f)	2.44	(f)	42	8	(e)
10.35	(11.64)		0.17		0.18		2.15		42	104
14.05	13.25		0.17		0.17		1.18		58	47
13.18	17.47		0.18		0.18		2.23		75	60
11.62	10.56		0.19		0.19		2.40		47	25
11.29	(1.83)		0.22		0.22		2.38		10	31

10.13	(0.62	)(e)	0.26	(f)	0.26	(f)	2.34	(f)	66,277	8	(e)
10.30	(11.78)		0.25		0.26		2.07		56,783	104
14.00	13.26		0.24		0.24		1.81		41,327	47
13.15	17.29		0.27		0.27		2.08		37,220	60
11.60	10.45		0.26		0.26		2.47		29,487	25
11.28	(1.93)		0.26		0.26		2.38		14,440	31

10.07	(0.84	)(e)	0.70	(f)	0.70	(f)	1.92	(f)	444	8	(e)
10.24	(12.17)		0.70		0.71		1.63		340	104
13.93	12.72		0.69		0.69		1.37		820	47
13.08	16.86		0.72		0.72		1.61		725	60
11.55	9.93		0.72		0.72		1.93		588	25
11.23	(2.38)		0.71		0.71		1.85		512	31

See Notes to Financial Statements.	17

Financial Highlights (unaudited)(concluded)

MULTI-ASSET BALANCED OPPORTUNITY FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(b)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
5/31/2023(d)	$10.62	$0.09	$(0.18)	(0.09)	$(0.08)	$–	$(0.08)
11/30/2022	14.36	0.16	(1.64)	(1.48)	(0.85)	(1.41)	(2.26)
11/30/2021	13.46	0.18	1.45	1.63	(0.46)	(0.27)	(0.73)
11/30/2020	11.87	0.17	1.70	1.87	(0.14)	(0.14)	(0.28)
11/30/2019	11.52	0.20	0.83	1.03	(0.34)	(0.34)	(0.68)
11/30/2018	12.43	0.22	(0.51)	(0.29)	(0.38)	(0.24)	(0.62)
Class R3
5/31/2023(d)	10.28	0.09	(0.17)	(0.08)	(0.09)	–	(0.09)
11/30/2022	13.98	0.17	(1.60)	(1.43)	(0.86)	(1.41)	(2.27)
11/30/2021	13.12	0.18	1.42	1.60	(0.47)	(0.27)	(0.74)
11/30/2020	11.58	0.18	1.65	1.83	(0.15)	(0.14)	(0.29)
11/30/2019	11.26	0.21	0.80	1.01	(0.35)	(0.34)	(0.69)
11/30/2018	12.16	0.22	(0.49)	(0.27)	(0.39)	(0.24)	(0.63)
Class R4
5/31/2023(d)	10.30	0.11	(0.17)	(0.06)	(0.10)	–	(0.10)
11/30/2022	14.01	0.19	(1.60)	(1.41)	(0.89)	(1.41)	(2.30)
11/30/2021	13.15	0.21	1.43	1.64	(0.51)	(0.27)	(0.78)
11/30/2020	11.60	0.21	1.66	1.87	(0.18)	(0.14)	(0.32)
11/30/2019	11.29	0.24	0.79	1.03	(0.38)	(0.34)	(0.72)
11/30/2018	12.19	0.24	(0.48)	(0.24)	(0.42)	(0.24)	(0.66)
Class R5
5/31/2023(d)	10.33	0.12	(0.17)	(0.05)	(0.12)	–	(0.12)
11/30/2022	14.03	0.22	(1.60)	(1.38)	(0.91)	(1.41)	(2.32)
11/30/2021	13.17	0.25	1.42	1.67	(0.54)	(0.27)	(0.81)
11/30/2020	11.62	0.20	1.70	1.90	(0.21)	(0.14)	(0.35)
11/30/2019	11.30	0.27	0.80	1.07	(0.41)	(0.34)	(0.75)
11/30/2018	12.20	0.29	(0.50)	(0.21)	(0.45)	(0.24)	(0.69)
Class R6
5/31/2023(d)	10.33	0.12	(0.16)	(0.04)	(0.12)	–	(0.12)
11/30/2022	14.04	0.23	(1.61)	(1.38)	(0.92)	(1.41)	(2.33)
11/30/2021	13.17	0.26	1.43	1.69	(0.55)	(0.27)	(0.82)
11/30/2020	11.61	0.24	1.67	1.91	(0.21)	(0.14)	(0.35)
11/30/2019	11.29	0.30	0.77	1.07	(0.41)	(0.34)	(0.75)
11/30/2018	12.19	0.24	(0.45)	(0.21)	(0.45)	(0.24)	(0.69)

(a)	Does not include expenses of the Underlying Funds in which the Fund invests.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(d)	Unaudited.
(e)	Not annualized.
(f)	Annualized.

18	See Notes to Financial Statements.

			Ratios to Average Net Assets:(a)						Supplemental Data:
Net asset value, end of period	Total return(c) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$10.45	(0.90	)(e)	0.86	(f)	0.86	(f)	1.76	(f)	$606	8	(e)
10.62	(12.29)		0.85		0.86		1.44		593	104
14.36	12.55		0.84		0.84		1.23		686	47
13.46	16.58		0.87		0.87		1.44		594	60
11.87	9.85		0.87		0.87		1.77		837	25
11.52	(2.49)		0.86		0.86		1.83		360	31

10.11	(0.86	)(e)	0.75	(f)	0.75	(f)	1.83	(f)	47,313	8	(e)
10.28	(12.17)		0.75		0.76		1.53		37,063	104
13.98	12.62		0.74		0.74		1.30		49,825	47
13.12	16.74		0.77		0.77		1.56		48,308	60
11.58	9.94		0.76		0.76		1.91		52,554	25
11.26	(2.34)		0.76		0.76		1.84		27,258	31

10.14	(0.65	)(e)	0.51	(f)	0.51	(f)	2.12	(f)	11,027	8	(e)
10.30	(12.00)		0.50		0.51		1.79		11,617	104
14.01	12.88		0.49		0.49		1.54		14,343	47
13.15	17.09		0.52		0.52		1.79		13,893	60
11.60	10.19		0.52		0.52		2.12		12,167	25
11.29	(2.17)		0.51		0.51		2.07		4,971	31

10.16	(0.62	)(e)	0.26	(f)	0.26	(f)	2.39	(f)	128	8	(e)
10.33	(11.69)		0.25		0.26		2.08		158	104
14.03	13.15		0.24		0.24		1.78		186	47
13.17	17.34		0.28		0.28		1.79		178	60
11.62	10.44		0.27		0.27		2.38		204	25
11.30	(1.85)		0.26		0.26		2.45		121	31

10.17	(0.51	)(e)	0.18	(f)	0.18	(f)	2.44	(f)	9,492	8	(e)
10.33	(11.73)		0.17		0.18		2.12		10,119	104
14.04	13.26		0.17		0.17		1.88		11,969	47
13.17	17.48		0.19		0.19		2.13		10,480	60
11.61	10.47		0.19		0.19		2.61		15,985	25
11.29	(1.83)		0.18		0.18		2.01		5,451	31

See Notes to Financial Statements.	19

Financial Highlights (unaudited)

MULTI-ASSET INCOME FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
5/31/2023(d)	$14.60	$0.22	$(0.21)	$0.01	$(0.21)	$14.40
11/30/2022	17.39	0.35	(2.24)	(1.89)	(0.90)	14.60
11/30/2021	16.47	0.32	1.21	1.53	(0.61)	17.39
11/30/2020	15.02	0.33	1.43	1.76	(0.31)	16.47
11/30/2019	14.34	0.40	0.78	1.18	(0.50)	15.02
11/30/2018	15.08	0.36	(0.62)	(0.26)	(0.48)	14.34
Class C
5/31/2023(d)	14.87	0.17	(0.21)	(0.04)	(0.15)	14.68
11/30/2022	17.68	0.24	(2.27)	(2.03)	(0.78)	14.87
11/30/2021	16.74	0.18	1.23	1.41	(0.47)	17.68
11/30/2020	15.25	0.22	1.47	1.69	(0.20)	16.74
11/30/2019	14.55	0.30	0.79	1.09	(0.39)	15.25
11/30/2018	15.29	0.26	(0.63)	(0.37)	(0.37)	14.55
Class F
5/31/2023(d)	14.60	0.23	(0.21)	0.02	(0.22)	14.40
11/30/2022	17.39	0.37	(2.24)	(1.87)	(0.92)	14.60
11/30/2021	16.47	0.34	1.22	1.56	(0.64)	17.39
11/30/2020	15.02	0.35	1.43	1.78	(0.33)	16.47
11/30/2019	14.34	0.42	0.78	1.20	(0.52)	15.02
11/30/2018	15.08	0.38	(0.62)	(0.24)	(0.50)	14.34
Class F3
5/31/2023(d)	14.54	0.24	(0.20)	0.04	(0.23)	14.35
11/30/2022	17.32	0.41	(2.25)	(1.84)	(0.94)	14.54
11/30/2021	16.40	0.37	1.21	1.58	(0.66)	17.32
11/30/2020	14.95	0.39	1.40	1.79	(0.34)	16.40
11/30/2019	14.27	0.44	0.78	1.22	(0.54)	14.95
11/30/2018	15.00	0.40	(0.61)	(0.21)	(0.52)	14.27
Class I
5/31/2023(d)	14.50	0.23	(0.20)	0.03	(0.23)	14.30
11/30/2022	17.28	0.39	(2.23)	(1.84)	(0.94)	14.50
11/30/2021	16.37	0.36	1.20	1.56	(0.65)	17.28
11/30/2020	14.93	0.36	1.42	1.78	(0.34)	16.37
11/30/2019	14.26	0.44	0.77	1.21	(0.54)	14.93
11/30/2018	14.99	0.40	(0.61)	(0.21)	(0.52)	14.26
Class R2
5/31/2023(d)	15.06	0.20	(0.20)	– (g)	(0.19)	14.87
11/30/2022	17.92	0.31	(2.32)	(2.01)	(0.85)	15.06
11/30/2021	16.95	0.26	1.25	1.51	(0.54)	17.92
11/30/2020	15.44	0.29	1.47	1.76	(0.25)	16.95
11/30/2019	14.73	0.35	0.81	1.16	(0.45)	15.44
11/30/2018	15.47	0.32	(0.63)	(0.31)	(0.43)	14.73

20	See Notes to Financial Statements.

		Ratios to Average Net Assets:(a)						Supplemental Data:

Total return(c) (%)		Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

0.02	(e)	0.50	(f)	0.50	(f)	3.00	(f)	$673,885	8	(e)
(11.23)		0.49		0.50		2.30		734,968	83
9.43		0.48		0.49		1.81		855,806	40
12.33		0.50		0.50		2.19		745,462	75
8.50		0.50		0.50		2.74		678,178	27
(1.79)		0.50		0.50		2.43		716,679	41

(0.32	)(e)	1.25	(f)	1.25	(f)	2.26	(f)	64,080	8	(e)
(11.92)		1.25		1.25		1.50		92,856	83
8.66		1.23		1.24		1.03		188,842	40
11.46		1.25		1.25		1.44		240,404	75
7.70		1.25		1.25		2.00		340,786	27
(2.51)		1.25		1.25		1.69		410,332	41

0.09	(e)	0.35	(f)	0.35	(f)	3.20	(f)	22,897	8	(e)
(11.10)		0.34		0.35		2.35		54,006	83
9.59		0.33		0.34		1.95		176,727	40
12.49		0.35		0.35		2.35		165,707	75
8.66		0.35		0.35		2.91		200,060	27
(1.64)		0.35		0.35		2.57		227,804	41

0.22	(e)	0.19	(f)	0.19	(f)	3.30	(f)	534	8	(e)
(10.98)		0.18		0.18		2.59		541	83
9.76		0.17		0.18		2.11		1,735	40
12.68		0.18		0.18		2.61		2,013	75
8.83		0.19		0.19		3.01		3,527	27
(1.47)		0.18		0.18		2.70		4,077	41

0.15	(e)	0.25	(f)	0.25	(f)	3.23	(f)	102,315	8	(e)
(11.02)		0.24		0.25		2.65		98,929	83
9.70		0.23		0.24		2.05		37,860	40
12.61		0.25		0.25		2.45		35,613	75
8.75		0.25		0.25		3.03		43,319	27
(1.48)		0.25		0.25		2.70		54,171	41

(0.15	)(e)	0.85	(f)	0.85	(f)	2.62	(f)	217	8	(e)
(11.54)		0.84		0.85		2.00		174	83
9.06		0.83		0.83		1.46		140	40
11.97		0.85		0.85		1.87		124	75
8.10		0.85		0.85		2.36		138	27
(2.09)		0.84		0.84		2.08		122	41

See Notes to Financial Statements.	21

Financial Highlights (unaudited)(concluded)

MULTI-ASSET INCOME FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class R3
5/31/2023(d)	$14.60	$0.20	$(0.20)	$– (g)	$(0.19)	$14.41
11/30/2022	17.39	0.31	(2.24)	(1.93)	(0.86)	14.60
11/30/2021	16.47	0.27	1.21	1.48	(0.56)	17.39
11/30/2020	15.02	0.29	1.43	1.72	(0.27)	16.47
11/30/2019	14.34	0.35	0.80	1.15	(0.47)	15.02
11/30/2018	15.08	0.33	(0.63)	(0.30)	(0.44)	14.34
Class R4
5/31/2023(d)	14.60	0.22	(0.21)	0.01	(0.21)	14.40
11/30/2022	17.39	0.35	(2.24)	(1.89)	(0.90)	14.60
11/30/2021	16.47	0.31	1.22	1.53	(0.61)	17.39
11/30/2020	15.02	0.33	1.43	1.76	(0.31)	16.47
11/30/2019	14.34	0.38	0.80	1.18	(0.50)	15.02
11/30/2018	15.08	0.34	(0.60)	(0.26)	(0.48)	14.34
Class R5
5/31/2023(d)	14.51	0.24	(0.21)	0.03	(0.23)	14.31
11/30/2022	17.28	0.39	(2.22)	(1.83)	(0.94)	14.51
11/30/2021	16.38	0.36	1.19	1.55	(0.65)	17.28
11/30/2020	14.93	0.36	1.43	1.79	(0.34)	16.38
11/30/2019	14.26	0.42	0.79	1.21	(0.54)	14.93
11/30/2018	14.99	0.39	(0.60)	(0.21)	(0.52)	14.26
Class R6
5/31/2023(d)	14.54	0.24	(0.20)	0.04	(0.23)	14.35
11/30/2022	17.32	0.40	(2.24)	(1.84)	(0.94)	14.54
11/30/2021	16.40	0.37	1.21	1.58	(0.66)	17.32
11/30/2020	14.95	0.38	1.41	1.79	(0.34)	16.40
11/30/2019	14.27	0.44	0.78	1.22	(0.54)	14.95
11/30/2018	15.00	0.38	(0.59)	(0.21)	(0.52)	14.27

(a)	Does not include expenses of the Underlying Funds in which the Fund invests.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(d)	Unaudited.
(e)	Not annualized.
(f)	Annualized.
(g)	Amount is less than $0.01.

22	See Notes to Financial Statements.

		Ratios to Average Net Assets:(a)						Supplemental Data:

Total return(c) (%)		Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

(0.03	)(e)	0.75	(f)	0.75	(f)	2.74	(f)	$14,909	8	(e)
(11.46)		0.74		0.75		2.02		14,878	83
9.15		0.73		0.74		1.56		20,699	40
12.04		0.75		0.75		1.94		19,031	75
8.24		0.75		0.75		2.41		21,508	27
(2.03)		0.74		0.74		2.20		18,400	41

0.02	(e)	0.50	(f)	0.50	(f)	2.98	(f)	2,655	8	(e)
(11.23)		0.49		0.50		2.29		2,489	83
9.43		0.48		0.49		1.80		3,435	40
12.33		0.50		0.50		2.18		2,988	75
8.50		0.50		0.50		2.62		2,421	27
(1.77)		0.49		0.49		2.31		1,756	41

0.15	(e)	0.25	(f)	0.25	(f)	3.29	(f)	38	8	(e)
(11.02)		0.24		0.24		2.56		47	83
9.76		0.23		0.23		2.06		53	40
12.61		0.24		0.24		2.42		47	75
8.75		0.24		0.24		2.89		36	27
(1.55)		0.24		0.24		2.64		28	41

0.22	(e)	0.19	(f)	0.19	(f)	3.27	(f)	399	8	(e)
(10.98)		0.18		0.19		2.62		1,015	83
9.76		0.17		0.18		2.11		1,159	40
12.68		0.18		0.18		2.55		1,030	75
8.83		0.19		0.19		3.02		2,873	27
(1.47)		0.18		0.18		2.58		2,807	41

See Notes to Financial Statements.	23

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993. The Trust consists of fourteen funds. This report covers the following two funds (separately, a “Fund” and collectively, the “Funds”) and their respective active share classes:

Funds	Classes
Lord Abbett Multi-Asset Balanced Opportunity Fund (“Multi-Asset Balanced Opportunity Fund”)	A, C, F, F3, I, P, R2, R3, R4, R5 and R6
Lord Abbett Multi-Asset Income Fund (“Multi-Asset Income Fund”)	A, C, F, F3, I, R2, R3, R4, R5 and R6

The Funds’ Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Funds’ prospectus.

Multi-Asset Balanced Opportunity Fund’s investment objective is to seek current income and capital growth. Multi-Asset Income Fund’s investment objective is to seek a high level of current income. The Funds invest principally in other mutual funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”).

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Fund or financial intermediary through which a shareholder purchased Class C shares has records verifying that the C shares have been held at least eight years.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. These Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord Abbett as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers

24

Notes to Financial Statements (continued)

the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Investments in the Underlying Funds are valued at their NAV each business day at the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Options and options on swaps (“swaptions”) are valued daily using independent pricing services or quotations from broker/dealers to the extent available. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income and capital gain distributions are recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income in the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years ended November 30, 2019 through November 30, 2022. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon each Fund’s jurisdiction.

25

Notes to Financial Statements (continued)

(e)	Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 and R6 bear only their class-specific shareholder servicing expenses. Class A, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions in each Fund’s Statement of Operations. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

Each Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–Each Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts in each Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the forward foreign currency in U.S. dollars upon closing of such contracts is included, if applicable, in Net realized gain (loss) on forward foreign currency exchange contracts in each Fund’s Statement of Operations.

(h)	Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	Credit Default Swap Contracts–Each Fund may enter into credit default swap contracts in order to hedge credit risk or for speculation purposes. As a seller of a credit default swap contract (“seller of protection”), a Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a

26

Notes to Financial Statements (continued)

default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), a Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund makes periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swap contracts may have as a reference obligation corporate or sovereign issuers or credit indexes. These credit indexes are comprised of a basket of securities representing a particular sector of the market.

Credit default swap contracts are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap contract sold by a Fund, payment of the agreed-upon amount made by a Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap contract purchased by a Fund, the agreed-upon amount received by a Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by a Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap contract and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap contract agreement. The value and credit rating of each credit default swap contract where a Fund is the seller of protection, are both measures of the current payment/performance risk of the swap contract. As the value of the swap contract changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap contract agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap contract agreements entered into by a Fund for the same referenced entity or entities.

Entering into credit default swap contracts involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap contract is based. For the centrally cleared credit default swap contracts, there was minimal counterparty risk to the Funds, since such credit default swap contracts entered into were traded through a central clearinghouse, which guarantees against default.

27

Notes to Financial Statements (continued)

(j)	Options–Each Fund may purchase and write exchange- listed and over-the-counter put or call options on securities, stock indices, currencies and other financial instruments for hedging purposes, to enhance portfolio returns and reduce overall volatility.

When a Fund writes (sells) an option, an amount equal to the premium received by each Fund is recorded as a liability in the Statements of Assets and Liabilities. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, each fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by each Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that each Fund pays a premium whether or not the option is exercised. Additionally, each Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. Realized and Change in Unrealized gains and losses on purchased options are included in realized and change in unrealized gains and losses on investments in each Fund’s Statement of Operations.

(k)	Total Return Swap Contracts–Each Fund may enter into total return swap contract agreements to obtain exposure to a security or market without owning such security or investing directly in that market. Each Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap contract. If the value of the asset underlying a total return swap contract declines over the term of the swap contract, each Fund also may be required to pay an amount equal to that decline in value to their counterparty.

(l)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

28

Notes to Financial Statements (continued)

(m)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of May 31, 2023 and, if applicable, Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on each Fund’s average daily net assets at an annual rate of .10%.

For the six months ended May 31, 2023, the effective management fee, net of any applicable waivers, was at the following annualized rate of each Fund’s average daily net assets:

Net Effective Management Fee
Multi-Asset Balanced Opportunity Fund	.10%
Multi-Asset Income Fund	.10%

29

Notes to Financial Statements (continued)

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived the following administration fees during the six months ended May 31, 2023:

Fund	Fund Administration Fee
Multi-Asset Balanced Opportunity Fund	$15,677
Multi-Asset Income Fund	10,861

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The distribution and service fees are accrued daily and payable monthly. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class C	Class F(1)	Class P	Class R2	Class R3	Class R4
Service	0.25%	0.25%	–	0.25%	0.25%	0.25%	0.25%
Distribution	–	0.75%	0.10%	0.20%	0.35%	0.25%	–

*	The Funds may designate a portion of the aggregate fees attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. sales charge limitations.
(1)	The Class F share Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Funds’ prospectus.

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended May 31, 2023:

	Distributor Commissions	Dealers’ Concessions
Multi-Asset Balanced Opportunity Fund	$46,285	$323,059
Multi-Asset Income Fund	11,870	88,700

Distributor received the following amount of CDSCs for the six months ended May 31, 2023:

	Class A	Class C
Multi-Asset Balanced Opportunity Fund	$7,964	$2,255
Multi-Asset Income Fund	6,430	940

One Trustee and certain of the Trust’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid monthly for Multi-Asset Balanced Opportunity Fund and Multi-Asset Income Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or

30

Notes to Financial Statements (continued)

permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended May 31, 2023 and fiscal year ended November 30, 2022 was as follows:

Multi-Asset Balanced Opportunity Fund
	Six Months Ended 5/31/23 (unaudited)	Year Ended 11/30/22
Distributions paid from:
Ordinary income	$19,733,087	$173,818,814
Net long-term capital gains	–	271,701,274
Total distributions paid	$19,733,087	$445,520,088

Multi-Asset Income Fund
	Six Months Ended 5/31/23 (unaudited)	Year Ended 11/30/22
Distributions paid from:
Ordinary income	$13,497,469	$65,287,761
Net long-term capital gains	–	–
Total distributions paid	$13,497,469	$65,287,761

As of May 31, 2023, the following funds had capital losses, which will carry forward indefinitely:

Indefinite
Multi-Asset Balanced Opportunity Fund	$146,985,239
Multi-Asset Income Fund	74,482,310

As of May 31, 2023, the aggregate unrealized security gains and losses on investments and other financial instruments, if any, based on cost for U.S. federal income tax purposes were as follows:

	Multi-Asset Balanced Opportunity Fund	Multi-Asset Income Fund
Tax cost	$2,088,639,011	$966,483,136
Gross unrealized gain	7,373,638	1,070,658
Gross unrealized loss	(182,378,839)	(89,632,475)
Net unrealized security gain/(loss)	$(175,005,201)	$(88,561,817)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain distributions, other financial instruments and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2023 were as follows:

	Purchases	Sales
Multi-Asset Balanced Opportunity Fund	$154,415,634	$285,310,231
Multi-Asset Income Fund	71,970,502	178,402,504

There were no purchases or sales of U.S. Government securities for the six months ended May 31, 2023.

31

Notes to Financial Statements (continued)

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Funds may enter into forward foreign currency exchange contracts (as described in Note 2(g)). A forward foreign currency exchange contract reduces each Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

The Funds entered into domestic index futures contracts for the six months ended May 31, 2023 (as described in Note 2(h)) to manage cash and economically hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

The Funds entered into options on indexes for the six months ended May 31, 2023 (as described in Note 2(j)) to obtain exposure to an issuer (the “Reference Entity”). The Funds’ use of swaptions and options involves the risk that Lord Abbett will not accurately predict expectations of market value of the Reference Entity, and the Funds’ returns could be reduced as a result. The Funds’ risk of loss from counterparty credit risk is the notional value of the contract.

The Funds entered into credit default swap contracts for the six months ended May 31, 2023 (as described in Note 2(i)) for investment purposes, to economically hedge credit risk or for speculative purposes. Credit default swap contracts involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap contract one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap contract’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. Each Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. For the centrally cleared credit default swaps, there is minimal counterparty credit risk to the Funds since these credit default swaps are traded through a central clearinghouse. As a counterparty to all centrally cleared credit default swaps, the clearinghouse guarantees credit default swaps against default.

32

Notes to Financial Statements (continued)

As of May 31, 2023, the Funds had the following derivatives at fair value, grouped into risk categories that illustrate the Funds use of derivative instruments:

	Multi-Asset Balanced Opportunity Fund

Asset Derivatives	Foreign Currency Contracts	Equity Contracts
Purchased Options(1)	$862,118
Liability Derivatives
Futures Contracts(2)		$5,088,209
	Multi-Asset Income Fund

Asset Derivatives	Foreign Currency Contracts	Equity Contracts
Purchased Options(1)	$396,449
Liability Derivatives
Futures Contracts(2)		$2,385,727

(1)	Statements of Assets and Liabilities location: included in Investments in securities.
(2)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin reported is within the Statements of Assets and Liabilities.

Transactions in derivative instruments for the six months ended May 31, 2023, were as follows:

	Multi-Asset Balanced Opportunity Fund

	Equity Contracts	Foreign Currency Contracts	Credit Contracts
Net Realized Gain (Loss)
Credit Default Swaps Contracts(1)	–	–	$256,231
Futures Contracts(2)	$3,069,337	–	–
OTC Purchased Options(3)	$(9,850,391)	–	–
OTC Written Options(4)	$2,157,400	–	–
Net Change in Unrealized Appreciation/Depreciation
Futures Contracts(5)	$(7,562,043)	–	–
OTC Purchased Options(6)	$7,354,336	$293,087	–
OTC Written Options(7)	$(1,579,407)	–	–
Average Number of Contracts/Notional Amounts*
Credit Default Swap Contracts(8)	–	–	$2,836,143
Futures Contracts(9)	778	–	–
OTC Purchased Options(8)	$48,085	$11,505,948	–
OTC Written Options(8)	$33,021	–	–

33

Notes to Financial Statements (continued)

	Multi-Asset Income Fund
	Equity Contracts	Foreign Currency Contracts	Credit Contracts
Net Realized Gain (Loss)
Credit Default Swaps Contracts(1)	–	–	$120,039
Futures Contracts(2)	$956,321	–	–
OTC Purchase Options(3)	$(4,851,702)	–	–
OTC Written Options(4)	$1,062,600	–	–
Net Change in Unrealized Appreciation/Depreciation
Futures Contracts(5)	$(2,771,683)	–	–
OTC Purchased Options(6)	$3,622,292	$134,778	–
OTC Written Options(7)	$(777,917)	–	–
Average Number of Contracts/Notional Amounts*
Credit Default Swap Contracts(8)	–	–	$1,346,714
Futures Contracts(9)	378	–	–
OTC Purchased Options(8)	$23,684	$5,291,056	–
OTC Written Options(8)	$16,264	–	–

*	Calculated based on the number of contracts or notional amounts for the six months ended May 31, 2023.
(1)	Statements of Operations location: Net realized gain(loss) on swap contracts.
(2)	Statements of Operations location: Net realized gain(loss) on futures contracts.
(3)	Statements of Operations location: Net realized gain(loss) on investments includes options purchased.
(4)	Statements of Operations location: Net realized gain(loss) on OTC written options.
(5)	Statements of Operations location: Net change in unrealized appreciation/depreciation on futures contracts.
(6)	Statements of Operations location: Net change in unrealized appreciation/depreciation on investments includes options purchased.
(7)	Statements of Operations location: Net change in unrealized appreciation/depreciation on OTC written options.
(8)	Amount represents notional amounts in U.S. dollars.
(9)	Amount represents number of contracts.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statements of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between a fund and the counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statements of Assets and Liabilities across transactions between the Funds and the applicable counterparty:

Multi-Asset Balanced Opportunity Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
OTC Options Purchased	$862,118	$–	$862,118
Repurchase Agreements	$1,521,359	$–	$1,521,359
Total	$2,383,477	$–	$2,383,477

34

Notes to Financial Statements (continued)

	Net Amount
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Bank of America	$545,549	$–	$–	$–	$545,549
Goldman Sachs	$316,569	$–	$–	$–	$316,569
Fixed Income Clearing Corp.	$1,521,359	$–	$–	$(1,521,359)	$–
Total	$2,383,477	$–	$–	$(1,521,359)	$862,118

Multi-Asset Income Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
OTC Options Purchased	$396,449	$ –	$396,449
Repurchase Agreements	$743,263	$ –	$743,263
Total	$1,139,712	$ –	$1,139,712

	Net Amount
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Bank of America	$250,873	$–	$–	$–	$250,873
Goldman Sachs	$145,576	$–	$–	$–	$145,576
Fixed Income Clearing Corp.	$743,263	$–	$–	$(743,263)	$–
Total	$1,139,712	$–	$–	$(743,263)	$396,449

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statements of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of May 31, 2023.

8.	TRUSTEES’ REMUNERATION

The Trust’s officers and one Trustee, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees may elect to defer receipt of a portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Funds. Such amounts and earnings accrued thereon are included in Trustees’ fees in the Statements of Operations and in Trustees’ fees payable in the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its prior transfer agent and its custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses. The arrangement with the Funds’ prior transfer agent was discontinued effective March 6, 2023.

35

Notes to Financial Statements (continued)

10.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the six months ended May 31, 2023, the Funds did not participate as a borrower or lender in the Interfund Lending Program.

11.	CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company (“SSB”) is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

12.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Multi-Asset Balanced Opportunity Fund and Multi-Asset Income Fund had the following transactions with affiliated issuers during the for the six months ended May 31, 2023:

Multi-Asset Balanced Opportunity Fund
Affiliated Issuer	Value at 11/30/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss )	Change in Appreciation (Depreciation )	Value at 5/31/2023	Shares as of 5/31/2023	Dividend Income
Lord Abbett Investment Trust-Convertible Fund-Class I	$86,596,052	$1,074,975	$(64,510,599)	$(2,685,940)	$739,919	$21,214,407	1,737,462	$1,074,976
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	336,026,112	7,403,361	(12,189,190)	(2,563,655)	2,253,529	330,930,157	35,507,528	7,403,361
Lord Abbett Research Fund, Inc.-Dividend Growth Fund-Class I	390,857,691	20,551,095	(17,570,000)	18,213,872 (a)	(26,521,682)	368,302,903	21,009,863	2,078,480
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I	79,837,486	1,928,683	(6,662,000)	(2,223,052)	1,884,176	74,765,293	18,975,963	1,928,683
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	376,143,288	15,636,883	(17,465,000)	972,000	(24,310,971)	350,976,200	29,794,244	–
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	171,305,666	6,768,146	(9,215,000)	(5,274,465)	12,717,387	176,301,734	6,008,921	–
Lord Abbett Investment Trust-High Yield Fund-Class I	152,624,937	4,497,615	(29,647,050)	(3,199,167)	973,683	125,250,018	20,465,689	4,497,615
Lord Abbett Investment Trust-Income Fund-Class I	–	41,428,907	(1,665,699)	(23,369)	(799,175)	38,940,664	16,157,952	662,903
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	79,340,291	25,795,323	(26,982,835)	(983,161)	(18,767)	77,150,851	6,697,123	1,591,613
Lord Abbett Securities Trust-International Equity Fund-Class I	87,011,638	1,887,443	(1,487,000)	(207,619)	(317,168)	86,887,294	6,612,427	1,887,443
Lord Abbett Securities Trust-International Value Fund-Class I	73,728,784	818,204	(1,424,000)	(113,283)	1,456,311	74,466,016	10,547,594	818,203
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	–	21,610,413	(4,180,363)	(23,530)	(165,583)	17,240,937	4,501,550	294,431
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I	258,664,644	5,014,585	(92,311,496)	135,278	1,546,939	173,049,950	17,532,923	3,820,889
Total				$2,023,909	$(30,561,402)	$1,915,476,424		$26,058,597

(a)	Includes $17,228,073 of distributed capital gains.

36

Notes to Financial Statements (continued)

Multi-Asset Income Fund
				Net	Change in		Shares
	Value at	Purchases	Proceeds	Realized	Appreciation	Value at	as of	Dividend
Affiliated Issuer	11/30/2022	at Cost	from Sales	Gain (Loss )	(Depreciation )	5/31/2023	5/31/2023	Income
Lord Abbett Investment Trust-Convertible Fund-Class I	$38,707,231	$448,731	$(35,649,226)	$(1,364,251)	$706,316	$2,848,801	233,317	$448,731
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	307,364,715	6,749,848	(15,271,457)	(2,965,620)	2,708,394	298,585,880	32,037,112	6,749,847
Lord Abbett Research Fund, Inc.-Dividend Growth Fund-Class I	106,682,889	6,512,553	(12,922,000)	5,308,975 (a)	(7,759,140)	93,073,119	5,309,362	552,424
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I	33,375,023	773,239	(4,437,329)	(893,043)	768,958	29,586,848	7,509,352	773,239
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	113,700,699	1,209,971	(16,863,479)	1,779,120	(8,394,766)	91,431,545	7,761,591	–
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	48,233,031	700,000	(10,606,153)	(8,059,102)	9,275,326	39,543,102	1,347,754	–
Lord Abbett Investment Trust-High Yield Fund-Class I	104,317,957	2,939,851	(27,468,988)	(4,751,374)	3,373,374	78,410,820	12,812,226	2,939,851
Lord Abbett Income Fund-Class I	–	19,494,825	(1,265,514)	(21,509)	(366,098)	17,841,704	7,403,197	307,438
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	56,956,034	11,330,789	(14,517,544)	105,246	(768,457)	53,106,068	4,609,902	1,153,953
Lord Abbett Securities Trust-International Equity Fund-Class I	44,225,320	959,329	(1,114,000)	(44,939)	(210,822)	43,814,888	3,334,466	959,329
Lord Abbett Securities Trust-International Value Fund-Class I	34,676,436	384,821	(966,000)	151,909	491,641	34,738,807	4,920,511	384,821
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	–	9,993,948	(1,359,476)	(5,516)	(85,403)	8,543,553	2,230,693	144,190
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I	111,923,216	10,472,597	(35,961,337)	78,918	732,356	87,245,750	8,839,488	1,915,641
Total				$(10,681,186)	$471,679	$878,770,885		$16,329,464

(a)	Includes $4,750,158 of distributed captial gains.

13.	INVESTMENT RISKS

The Funds invest principally in the Underlying Funds and, as a result, a Fund’s performance is directly related to the Underlying Fund’s performance. Each Fund’s ability to meet its investment objective depends on the ability of the Underlying Funds to achieve their investment objectives and on the Fund’s particular allocation of assets among the Underlying Funds and the asset classes they represent. Consequently, a Fund is subject to the particular risks of the Underlying Funds in the proportion in which the Fund invests in them. The value of the Underlying Funds’ investments and the NAVs of the shares of both the Funds and their Underlying Funds will fluctuate in response to various market and economic factors related to the domestic and foreign equity and fixed income markets, as well as the financial condition and prospects of issuers in which the Underlying Funds invest.

37

Notes to Financial Statements (continued)

Certain instruments in which the Funds may invest have historically relied upon LIBOR. As of June 30, 2023, the administrator of LIBOR ceased publication of U.S. dollar LIBOR settings. The LIBOR transition could have adverse impacts on newly issued financial instruments and existing financial instruments which referenced LIBOR and lead to significant short-term and long-term uncertainty and market instability.

Multi-Asset Balanced Opportunity Fund and Multi-Asset Income Fund are subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise. Longer- term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal and/or interest to an Underlying Fund, a risk that is greater with high-yield bonds (sometimes called “junk bonds”) in which one or more of the Underlying Funds may invest. Some issuers, particularly of high- yield bonds, may default as to principal and/or interest payments after an Underlying Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Underlying Fund. High-yield bonds are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid due to such factors as interest rate sensitivity, negative perceptions of the junk bond markets generally, and less secondary market liquidity. This may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

Each Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities market in general, a particular industry or sector, or to the changing prospects of individual companies in which the Underlying Funds invest. If an Underlying Fund’s assessment of market conditions or companies held in the Underlying Fund fails to produce the intended result, a Fund could suffer losses or produce poor performance relative to other funds, even in a rising market. Each Fund’s investment exposure to foreign (which may include emerging market) companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic and social volatility and subject to less government supervision, lack of transparency, or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement. The cost of a Fund’s potential use of forward currency exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions prevailing. The Underlying Fund’s investments in emerging market companies generally are subject to more risks than investments in developed market companies.

Because Multi-Asset Income Fund will be more heavily invested in fixed income funds than equity funds, it will be more affected by the risks associated with fixed income securities. Given Multi-Asset Balanced Opportunity Fund’s more balanced allocation among fixed income funds and equity funds, it will be affected by risks associated with both equity and fixed income investments.

Each Fund may invest in derivatives, either directly or through its Underlying Funds. Each Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities and other investments. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, heightened counterparty risk, credit risk, and volatility. Illiquid securities may lower the Funds’ returns since the

38

Notes to Financial Statements (continued)

Funds may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether a Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If a Fund incorrectly forecasts these and other factors, its performance could suffer. A Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of each Fund’s investments. Market disruptions can also prevent the Funds from implementing their investment strategies and achieving their investment objectives.

In March 2023, the shut-down of certain financial institutions raised economic concerns over disruption in the U.S. banking system. There can be no certainty that the actions taken by the U.S. government to strengthen public confidence in the U.S. banking system will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. banking system objective.

The impact of the COVID-19 outbreak, and the effects of other infectious illness outbreaks, epidemics, or pandemics, may be short term or may continue for an extended period of time. For example, a global pandemic or other widespread health crises could again negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Health crises caused by outbreaks of disease may also exacerbate other pre-existing political, social, and economic risks in certain countries or globally. The foregoing could disrupt the operations of each Fund and its service providers, adversely affect the value and liquidity of each Fund’s investments, and negatively impact each Fund’s performance and your investment in each Fund.

39

Notes to Financial Statements (continued)

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

Multi-Asset Balanced Opportunity Fund	Six Months Ended May 31, 2023 (unaudited)		Year Ended November 30, 2022
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	13,341,044	$137,615,308	13,313,208	$147,197,515
Reinvestment of distributions	1,695,820	17,233,291	31,082,801	369,954,171
Shares reacquired	(23,747,665)	(243,713,274)	(32,627,437)	(355,145,139)
Increase (decrease)	(8,710,801)	$(88,864,675)	11,768,572	$162,006,547
Class C Shares
Shares sold	1,566,735	$16,177,880	966,551	$10,594,011
Reinvestment of distributions	67,088	673,985	2,959,000	35,106,865
Shares reacquired	(6,456,101)	(65,494,625)	(6,700,556)	(71,880,282)
Decrease	(4,822,278)	$(48,642,760)	(2,775,005)	$(26,179,406)
Class F Shares
Shares sold	73,380	$748,296	599,800	$6,838,279
Reinvestment of distributions	17,977	182,362	1,103,077	13,196,069
Shares reacquired	(1,737,985)	(17,662,632)	(5,003,453)	(54,841,556)
Decrease	(1,646,628)	$(16,731,974)	(3,300,576)	$(34,807,208)
Class I Shares
Shares sold	2,102,602	$21,374,961	3,900,170	$42,013,944
Reinvestment of distributions	54,037	549,608	483,757	5,715,991
Shares reacquired	(1,128,763)	(11,478,365)	(1,822,561)	(18,487,539)
Increase	1,027,876	$10,446,204	2,561,366	$29,242,396
Class P Shares
Shares sold	11,801	$118,913	10,022	$105,141
Reinvestment of distributions	403	4,072	11,085	131,807
Shares reacquired	(1,290)	(13,201)	(46,820)	(526,811)
Increase (decrease)	10,914	$109,784	(25,713)	$(289,863)
Class R2 Shares
Shares sold	2,046	$21,508	3,052	$33,902
Reinvestment of distributions	455	4,768	8,897	109,251
Shares reacquired	(310)	(3,283)	(3,921)	(42,728)
Increase	2,191	$22,993	8,028	$100,425
Class R3 Shares
Shares sold	1,506,956	$15,475,806	364,549	$4,006,659
Reinvestment of distributions	38,328	388,715	667,120	7,933,931
Shares reacquired	(471,596)	(4,797,210)	(990,069)	(10,713,995)
Increase	1,073,688	$11,067,311	41,600	$1,226,595
Class R4 Shares
Shares sold	98,871	$1,006,804	196,398	$2,140,551
Reinvestment of distributions	11,285	114,714	198,384	2,360,324
Shares reacquired	(149,708)	(1,530,066)	(291,102)	(3,100,878)
Increase (decrease)	(39,552)	$(408,548)	103,680	$1,399,997

40

Notes to Financial Statements (continued)

Multi-Asset Balanced Opportunity Fund	Six Months Ended May 31, 2023 (unaudited)		Year Ended November 30, 2022
Class R5 Shares	Shares	Amount	Shares	Amount
Shares sold	368	$3,773	11,469	$130,262
Reinvestment of distributions	144	1,465	2,618	31,169
Shares reacquired	(3,242)	(32,677)	(11,998)	(137,609)
Increase (decrease)	(2,730)	$(27,439)	2,089	$23,822
Class R6 Shares
Shares sold	34,472	$352,096	113,969	$1,329,887
Reinvestment of distributions	5,083	51,845	81,491	969,696
Shares reacquired	(85,290)	(878,921)	(68,917)	(741,044)
Increase (decrease)	(45,735)	$(474,980)	126,543	$1,558,539

Multi-Asset Income Fund	Six Months Ended May 31, 2023 (unaudited)		Year Ended November 30, 2022
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,966,016	$43,120,838	5,289,095	$82,211,859
Reinvestment of distributions	673,271	9,754,592	2,583,273	41,898,843
Shares reacquired	(7,207,754)	(104,587,143)	(6,736,769)	(102,712,873)
Increase (decrease)	(3,568,467)	$(51,711,713)	1,135,599	$21,397,829
Class C Shares
Shares sold	132,293	$1,976,077	389,221	$6,283,009
Reinvestment of distributions	54,080	797,497	454,115	7,646,011
Shares reacquired	(2,066,920)	(30,557,704)	(5,276,072)	(82,082,981)
Decrease	(1,880,547)	$(27,784,130)	(4,432,736)	$(68,153,961)
Class F Shares
Shares sold	47,147	$688,477	849,785	$13,295,963
Reinvestment of distributions	32,034	463,702	417,182	6,884,819
Shares reacquired	(2,189,362)	(31,967,887)	(7,732,186)	(118,851,678)
Decrease	(2,110,181)	$(30,815,708)	(6,465,219)	$(98,670,896)
Class F3 Shares
Reinvestment of distributions	598	8,635	4,537	74,975
Shares reacquired	(598)	(8,635)	(67,513)	(1,076,907)
Decrease	–	$–	(62,976)	$(1,001,932)
Class I Shares
Shares sold	2,146,946	$31,112,864	6,489,944	$98,414,444
Reinvestment of distributions	102,770	1,479,248	187,230	2,915,241
Shares reacquired	(1,921,485)	(27,749,722)	(2,043,881)	(29,674,290)
Increase	328,231	$4,842,390	4,633,293	$71,655,395
Class R2 Shares
Shares sold	3,001	$45,015	3,310	$50,512
Reinvestment of distributions	165	2,462	427	7,125
Shares reacquired	(131)	(1,956)	(5)	(75)
Increase	3,035	$45,521	3,732	$57,562

41

Notes to Financial Statements (concluded)

Multi-Asset Income Fund	Six Months Ended May 31, 2023 (unaudited)		Year Ended November 30, 2022
Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	122,154	$1,774,886	175,744	$2,649,388
Reinvestment of distributions	13,835	200,476	60,939	995,718
Shares reacquired	(120,283)	(1,750,539)	(407,800)	(6,226,183)
Increase (decrease)	15,706	$224,823	(171,117)	$(2,581,077)
Class R4 Shares
Shares sold	21,216	$307,482	37,734	$588,100
Reinvestment of distributions	2,623	38,014	8,989	145,521
Shares reacquired	(10,053)	(146,300)	(73,740)	(1,212,791)
Increase (decrease)	13,786	$199,196	(27,017)	$(479,170)
Class R5 Shares
Shares sold	91	$1,295	72	$1,113
Reinvestment of distributions	31	449	134	2,154
Shares reacquired	(705)	(10,022)	(17)	(265)
Increase (decrease)	(583)	$(8,278)	189	$3,002
Class R6 Shares
Shares sold	1,089	$15,692	7,808	$120,422
Reinvestment of distributions	319	4,603	3,244	52,056
Shares reacquired	(43,431)	(633,416)	(8,169)	(133,753)
Increase (decrease)	(42,023)	$(613,121)	2,883	$38,725

42

Investments in Underlying Funds

The Funds invests in Underlying Funds managed by Lord Abbett. As of May 31, 2023, each Fund’s long-term investments were allocated among the Underlying Funds as follows:

Multi-Asset Balanced Opportunity Fund’s Investments:

Underlying Fund Name	%
Lord Abbett Investment Trust-Convertible Fund-Class I	1.11%
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	17.28%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund-Class I	19.23%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I	3.90%
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	18.32%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	9.20%
Lord Abbett Investment Trust-High Yield Fund-Class I	6.54%
Lord Abbett Investment Trust-Income Fund-Class I	2.03%
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	4.03%
Lord Abbett Securities Trust-International Equity Fund-Class I	4.54%
Lord Abbett Securities Trust-International Value Fund-Class I	3.89%
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	0.90%
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I	9.03%
Total	100.00%

Multi-Asset Income Fund’s Investments:

Underlying Fund Name	%
Lord Abbett Investment Trust-Convertible Fund-Class I	0.32%
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	33.98%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund-Class I	10.59%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I	3.37%
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	10.41%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	4.50%
Lord Abbett Investment Trust-High Yield Fund-Class I	8.92%
Lord Abbett Investment Trust-Income Fund-Class I	2.03%
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	6.04%
Lord Abbett Securities Trust-International Equity Fund-Class I	4.99%
Lord Abbett Securities Trust-International Value Fund-Class I	3.95%
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	0.97%
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I	9.93%
Total	100.00%

Lord Abbett Investment Trust-Convertible Fund

Ten Largest Holdings	% of Investments
Canopy Growth Corp., 4.250%, 7/15/2023	6.19%
Western Digital Corp., 1.500%, 2/1/2024	4.07%
Okta, Inc., 0.125%, 9/1/2025	4.04%
Shopify, Inc., 0.125%, 11/1/2025	3.65%
Palo Alto Networks, Inc., 0.375%, 6/1/2025	3.45%
Uber Technologies, Inc., 12/15/2025	2.88%
GDS Holdings Ltd., 2.000%, 6/1/2025	2.83%
Bentley Systems, Inc., 0.125%, 1/15/2026	2.67%
Bank of America Corp., 7.250%, 1/1/2099	2.35%
Sea Ltd., 0.250%, 9/15/2026	2.30%

43

Investments in Underlying Funds (continued)

Holdings by Sector	% of Investments
Basic Materials	0.59%
Communications	27.29%
Consumer, Cyclical	4.39%
Consumer, Non-cyclical	29.32%
Energy	2.85%
Financial	3.53%
Industrial	6.39%
Technology	17.02%
Utilities	5.40%
Repurchase Agreements	3.22%
Total	100.00%

Lord Abbett Investment Trust-Core Fixed Income Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Bonds, 3.875%, 5/15/2043	3.93%
U.S. Treasury Notes, 3.500%, 4/30/2028	3.49%
U.S. Treasury Bonds, 3.625%, 5/15/2053	2.50%
U.S. Treasury Notes, 3.875%, 3/31/2025	2.35%
Government National Mortgage Association, TBA, 5.000%, 7/20/2053	2.01%
Government National Mortgage Association, TBA, 6.000%, 7/20/2053	1.85%
Government National Mortgage Association, TBA, 5.500%, 7/20/2053	1.71%
Federal Home Loan Bank, 5.110%, 8/29/2023	1.37%
Uniform Mortgage-Backed Security, TBA, 5.500%, 7/15/2053	1.33%
Government National Mortgage Association, TBA, 6.500%, 7/20/2053	1.32%

Holdings by Sector	% of Investments
Asset Backed Securities	11.51%
Basic Materials	0.48%
Consumer Cyclical	1.72%
Communications	2.26%
Consumer Non-cyclical	5.85%
Energy	3.32%
Financial	14.46%
Foreign Government	2.96%
Industrial	0.59%
Mortgage-Backed Securities	32.46%
Technology	0.99%
U.S. Government	17.11%
Utilities	4.49%
Repurchase Agreements	1.80%
Total	100.00%

44

Investments in Underlying Funds (continued)

Lord Abbett Research Fund, Inc.-Dividend Growth Fund

Ten Largest Holdings	% of Investments
Microsoft Corp.	7.49%
Apple, Inc.	4.01%
Master Card, Inc.	4.00%
Exxon Mobil Corp.	3.22%
NVIDIA Corp.	3.22%
NextEra Energy, Inc.	2.98%
UnitedHealth Group, Inc.	2.96%
Morgan Stanley	2.64%
AbbVie, Inc.	2.59%
Walmart, Inc.	2.39%

Holdings by Sector	% of Investments
Communication Services	1.04%
Consumer Discretionary	9.81%
Consumer Staples	7.28%
Energy	3.71%
Financials	18.08%
Health Care	15.91%
Industrials	10.64%
Information Technology	23.93%
Materials	4.26%
Real Estate	1.26%
Utilities	2.97%
Repurchase Agreements	1.11%
Total	100.00%

Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund

Ten Largest Holdings	% of Investments
Oman Government International Bond, 4.750%, 6/15/2026	2.15%
Indonesia Government International Bond, 1.850%, 3/12/2031	1.84%
Saudi International Bond, 3.450%, 2/2/2061	1.64%
Philippine Government International Bond, 2.650%, 12/10/2045	1.64%
Republic of Turkey, 4.250%, 4/14/2026	1.59%
Republic of Nigeria, 6.500%, 11/28/2027	1.58%
United Mexican States, 2.659%, 5/24/2031	1.49%
Abu Dhabi Government International Bond, 1.700%, 3/2/2031	1.44%
KSA Sukuk Ltd., 5.268%, 10/25/2028	1.44%
State of Qatar, 4.000%, 3/14/2029	1.41%

45

Investments in Underlying Funds (continued)

Holdings by Sector	% of Investments
Basic Materials	1.29%
Communications	0.77%
Consumer, Non-cyclical	0.31%
Energy	16.05%
Financial	4.21%
Foreign Government	70.54%
Industrial	0.36%
Utilities	6.35%
Repurchase Agreements	0.12%
Total	100.00%

Lord Abbett Securities Trust-Fundamental Equity Fund

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	3.35%
Alphabet, Inc.	2.72%
Microsoft Corp.	2.41%
Shell PLC	2.35%
UnitedHealth Group, Inc.	2.34%
Adobe, Inc.	2.32%
Raytheon Technologies Corp.	2.25%
Allstate Corp.	2.07%
Parker-Hannifin Corp.	2.04%
AbbVie, Inc.	2.01%

Holdings by Sector	% of Investments
Communication Services	5.91%
Consumer Discretionary	6.68%
Consumer Staples	5.55%
Energy	7.82%
Financials	22.99%
Health Care	15.87%
Industrials	15.42%
Information Technology	11.88%
Materials	2.17%
Real Estate	3.06%
Utilities	2.26%
Repurchase Agreements	0.39%
Total	100.00%

46

Investments in Underlying Funds (continued)

Lord Abbett Securities Trust-Growth Leaders Fund

Ten Largest Holdings	% of Investments
NVIDIA Corp.	9.30%
Apple, Inc.	8.17%
Microsoft Corp.	6.72%
Alphabet, Inc.	3.99%
Meta Platforms, Inc.	2.87%
Shopify, Inc.	2.51%
Arista Networks, Inc.	2.41%
Netflix, Inc.	2.24%
Advanced Micro Devices, Inc.	2.09%
MercadoLibre, Inc.	1.93%

Holdings by Sector	% of Investments
Communication Services	12.91%
Consumer Discretionary	12.85%
Financials	3.08%
Health Care	14.47%
Industrials	5.09%
Information Technology	50.64%
Repurchase Agreements	0.96%
Total	100.00%

Lord Abbett Investment Trust-High Yield Fund

Ten Largest Holdings	% of Investments
Tenet Healthcare Corp., 4.375%, 1/15/2030	0.78%
Ford Motor Credit Co. LLC, 2.900%, 2/10/2029	0.70%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.000%, 2/1/2028	0.65%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 3/1/2030	0.64%
Medline Borrower LP, 3.875%, 4/1/2029	0.57%
TransDigm, Inc., 4.625%, 1/15/2029	0.50%
Perrigo Finance Unlimited Co., 4.400%, 6/15/2030	0.49%
Ford Motor Credit Co. LLC, 4.000%, 11/13/2030	0.47%
Altice France SA, 5.125%, 7/15/2029	0.46%
Molina Healthcare, Inc., 3.875%, 11/15/2030	0.45%

Holdings by Sector	% of Investments
Basic Materials	6.09%
Communications	7.28%
Consumer Cyclical	25.28%
Consumer Non-cyclical	16.40%
Diversified	0.35%
Energy	16.60%
Financial	5.34%
Foreign Government	0.10%
Industrial	13.78%
Mortgage Backed Securities	0.43%
Technology	3.71%
Utilities	4.40%
Repurchase Agreements	0.24%
Total	100.00%

47

Investments in Underlying Funds (continued)

Lord Abbett Investment Trust-Income Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Bonds, 3.625%, 5/15/2053	1.85%
Sprint Capital Corp. 6.88%, 11/15/2028	1.44%
U.S. Treasury Inflation-Indexed Notes, 0.250%, 1/15/2025	1.19%
JP Morgan Chase & Co., 4.912%, 7/25/2033	1.11%
BAT Capital Corp., 7.75%, 10/16/2032	1.06%
Bank of America Corp., 2.687%, 4/22/2032	1.02%
Continental Resources, Inc., 5.75%, 1/15/2031	0.99%
Netflix, Inc., 5.375%, 11/15/2029	0.98%
Centene Corp., 3.375%, 2/15/203	0.92%
Electricite de France SA, 6.25%, 5/23/2033	0.83%

Holdings by Sector	% of Investments
Asset Backed Securities	6.00%
Basic Materials	1.17%
Communications	5.13%
Consumer Cyclical	3.37%
Consumer Non-cyclical	16.79%
Energy	12.56%
Financial	26.86%
Industrial	3.23%
Mortgage Securities	1.20%
Technology	4.54%
U.S. Government	4.26%
Utilities	13.27%
Repurchase Agreements	1.62%
Total	100.00%

Lord Abbett Investment Trust-Inflation Focused Fund

Ten Largest Holdings	% of Investments
UBS AG, 5.125%, 5/15/2024	1.13%
U.S. Treasury Bills, Zero Coupon, 11/24/2023	1.07%
Danske Bank AS, 5.375%, 1/12/2024	1.02%
Exeter Automobile Receivables Trust Series 2020-2A, 7.190%, 9/15/2027	0.96%
Charter Communications Operating, LLC, 6.903%, 4/30/2025	0.95%
GS Mortgage Securities Corp. Trust Series 2021-RENT, 6.248%, 11/21/2035	0.94%
AMMC CLO Ltd. Series 2020-23A, 6.300%, 10/17/2031	0.92%
Capital One Multi-Asset Execution Trust Series 2022-A2, 3.490%, 5/15/2027	0.85%
HONO Mortgage Trust Series 2021-LULU, 6.257%, 10/15/2036	0.83%
AIB Group PLC, 4.263%, 4/10/2025	0.73%

48

Investments in Underlying Funds (continued)

Holdings by Sector	% of Investments
Asset Backed Securities	26.62%
Basic Materials	2.43%
Communications	2.02%
Consumer, Cyclical	3.56%
Consumer, Non-cyclical	4.97%
Energy	6.73%
Financial	31.40%
Industrial	0.55%
Mortgage Securities	13.15%
Technology	1.48%
U.S. Government	1.10%
Utilities	5.39%
Repurchase Agreements	0.60%
Total	100.00%

Lord Abbett Securities Trust-International Equity Fund

Ten Largest Holdings	% of Investments
Taiwan Semiconductor Manufacturing Co. Ltd.	2.85%
Novo Nordisk AS	2.65%
LVMH Moet Hennessy Louis Vuitton SE	2.46%
ASML Holding NV	2.32%
AstraZeneca PLC	1.99%
Shell PLC	1.93%
L’Oreal SA	1.84%
Sony Group Corp.	1.78%
Schneider Electric SE	1.62%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1.54%

Holdings by Sector	% of Investments
Communication Services	4.08%
Consumer Discretionary	14.33%
Consumer Staples	10.92%
Energy	4.46%
Financials	14.90%
Health Care	12.63%
Industrials	15.25%
Information Technology	13.33%
Materials	4.82%
Real Estate	0.49%
Utilities	1.86%
Repurchase Agreements	2.93%
Total	100.00%

49

Investments in Underlying Funds (continued)

Lord Abbett Securities Trust-International Value Fund

Ten Largest Holdings	% of Investments
Shell PLC	4.11%
Novartis AG	3.24%
Sanofi	2.99%
BHP Group Ltd.	2.65%
Orange SA	2.64%
Sumitomo Mitsui Financial Group, Inc.	2.31%
Toyota Motor Corp.	2.25%
Asahi Group Holdings Ltd.	2.18%
Unilever PLC	2.13%
Imperial Brands PLC	2.10%

Holdings by Sector	% of Investments
Communication Services	3.55%
Consumer Discretionary	9.68%
Consumer Staples	9.93%
Energy	8.46%
Financials	23.95%
Health Care	10.48%
Industrials	15.27%
Information Technology	3.26%
Materials	6.34%
Real Estate	0.90%
Utilities	4.66%
Repurchase Agreements	3.52%
Total	100.00%

Lord Abbett Investment Trust-Short Duration Income Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Notes, 3.875%, 4/30/2025	1.61%
U.S. Treasury Notes, 3.875%, 3/31/2025	1.28%
U.S. Treasury Notes, 4.125%, 1/31/2025	1.14%
U.S. Treasury Inflation-Indexed Notes, 0.250%, 1/15/2025	0.67%
Comcast Hulu Holdings LLC, 6.029%, 3/15/2024	0.55%
Charter Communications Operating LLC, 6.795%, 4/30/2025	0.55%
Citigroup, Inc., 3.106%, 4/8/2026	0.53%
Invitation Homes Operating Partnership LP, 6.253%, 1/31/2025	0.53%
General Motors Financial Co., Inc., 5.100%, 1/17/2024	0.42%
Manufacturers & Traders Trust Co., 4.650%, 1/27/2026	0.41%

50

Investments in Underlying Funds (concluded)

Holdings by Sector	% of Investments
Asset Backed Securities	24.05%
Basic Materials	2.41%
Communications	2.67%
Consumer, Cyclical	3.99%
Consumer, Non-cyclical	6.12%
Energy	5.47%
Financial	27.95%
Government	4.75%
Industrial	1.19%
Mortgage Securities	14.22%
Technology	1.87%
Utilities	4.93%
Repurchase Agreements	0.39%
Total	100.00%

Lord Abbett Investment Trust-Ultra Short Bond Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Notes, 3.875%, 3/31/2025	1.86%
U.S. Treasury Bills, Zero Coupon, 10/19/2023	1.84%
Bayer Corp. 6.05%, 4/21/2023	1.32%
Verizon Master Trust Series 2022-1 A, 1.04%, 1/20/2027	1.23%
Energy Transfer LP, 5.83%, 6/1/2023	1.20%
JPMorgan Chase & Co., 3.80%, 7/24/2023	1.18%
BAT International Finance PLC, 6.178%, 6/27/2023	1.08%
Brookfield Infrastructure Holdings Canada, Inc.,	1.08%
Charter Communications Operating LLC, 6.949%, 2/1/2024	1.01%
Hyundai Capital America, 0.80%, 1/20/2024	1.01%

Holdings by Sector	% of Investments
Asset-Backed Securities	24.88%
Basic Materials	2.84%
Communications	3.35%
Consumer Cyclical	5.27%
Consumer Discretionary	0.70%
Consumer Non Cyclical	8.53%
Energy	3.02%
Financial	36.40%
Industrial	1.02%
Mortgage-Backed Securities	4.29%
Technology	1.02%
U.S. Government	4.69%
Utilities	3.69%
Repurchase Agreements	0.30%
Total	100%

51

Approval of Advisory Contract

The Board, including all of the Trustees who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of an appropriate benchmark. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. The Independent Trustees also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of one or more appropriate benchmarks; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds-of-funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability to Lord Abbett of providing management and administrative services to the Funds; and (8) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that each Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of its performance peer group and one or more appropriate benchmarks as of various periods ended June 30, 2022. As to Multi-Asset Balanced Opportunity Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-, and five-year periods, above the median of the performance peer group for the three-year period, and equal to the median for the ten-year period. As to Multi-Asset Income Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-year period, and above the median of the performance peer group for the three-, five-, and ten-year periods. With respect to each Fund, the Board took into account actions taken by Lord Abbett to attempt to improve

52

Approval of Advisory Contract (continued)

fund performance of other Lord Abbett Funds, which would benefit the Funds through their investments in those Funds. The Board took into account changes to each Fund’s portfolio management teams. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that each Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline, and other services provided to each Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how each of the expense level and the actual management fee rates of each Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to each Fund, the Board observed that while the net total expense ratio of the Fund was above the median of the expense peer group, the Fund’s actual management fee (excluding underlying fund fees) was equal to the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fees paid by each Fund were reasonable in light of all of the factors it considered including the nature, quality and extent of services provided by Lord Abbett.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether each Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins, without those exclusions, in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to each Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. The Board also considered each Fund’s existing management fee schedule. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of each Fund.

53

Approval of Advisory Contract (concluded)

Other Benefits to Lord Abbett. As to each Fund, the Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett receives from each Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with each Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also considered that Lord Abbett accrues certain benefits from sponsoring funds that invest in other Lord Abbett Funds and the fees that Lord Abbett receives from the underlying Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of each Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the Agreement on behalf of each Fund. As to each Fund, in considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

54

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, each Fund has adopted a Liquidity Risk Management Program and Policy (“Program”). The Program is designed to assess, manage and periodically review each Fund’s liquidity risk. Liquidity risk is defined under Rule 22e-4 as the risk that each Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board has appointed Lord Abbett as the administrator for each Fund’s Program. At the May 17, 2023 meeting, Lord Abbett provided the Board with a report addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the period April 1, 2022 through March 31, 2023. Lord Abbett reported that the Program operated effectively during the period. In particular, Lord Abbett reported that: no Fund breached its 15% limit on illiquid investments at any point during the period and all regulatory reporting related to Rule 22e-4 was completed on time and without issue during the period. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Funds’ prospectus for more information regarding each Fund’s exposure to liquidity risk and other principal risks to which an investment in each Fund may be subject.

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Funds Service Center, P.O. Box 534489, Pittsburgh, PA 15253-4489 (regular mail) or 500 Ross Street 154-0520, Attention: 534489, Pittsburgh, PA 15252 (overnight mail).

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

55

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Investment Trust Lord Abbett Multi-Asset Balanced Opportunity Fund Lord Abbett Multi-Asset Income Fund	LASAF-3 (07/23)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
The Schedule of Investments is included as part of the Reports to Shareholders under Item 1.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.

Item 13:	Exhibits.
(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT INVESTMENT TRUST

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: July 26, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: July 26, 2023

By:	/s/ Michael J. Hebert
Michael J. Hebert
Chief Financial Officer and Treasurer

Date: July 26, 2023